UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2023:

•MULTIMANAGER LIFETIME PORTFOLIOS:

Multimanager 2010 Lifetime Portfolio Multimanager 2015 Lifetime Portfolio Multimanager 2020 Lifetime Portfolio Multimanager 2025 Lifetime Portfolio Multimanager 2030 Lifetime Portfolio Multimanager 2035 Lifetime Portfolio Multimanager 2040 Lifetime Portfolio Multimanager 2045 Lifetime Portfolio Multimanager 2050 Lifetime Portfolio Multimanager 2055 Lifetime Portfolio Multimanager 2060 Lifetime Portfolio Multimanager 2065 Lifetime Portfolio

•PRESERVATION BLEND PORTFOLIOS – (formerly MULTI-INDEX PRESERVATION PORTFOLIOS):

Income Preservation Blend Portfolio

2025 Preservation Blend Portfolio

2030 Preservation Blend Portfolio

2035 Preservation Blend Portfolio

2040 Preservation Blend Portfolio

2045 Preservation Blend Portfolio

2050 Preservation Blend Portfolio

2055 Preservation Blend Portfolio

2060 Preservation Blend Portfolio

2065 Preservation Blend Portfolio

•LIFETIME BLEND PORTFOLIOS – (formerly MULTI-INDEX LIFETIME PORTFOLIOS):

2010 Lifetime Blend Portfolio

2015 Lifetime Blend Portfolio

2020 Lifetime Blend Portfolio

2025 Lifetime Blend Portfolio

2030 Lifetime Blend Portfolio

2035 Lifetime Blend Portfolio

2040 Lifetime Blend Portfolio

2045 Lifetime Blend Portfolio

2050 Lifetime Blend Portfolio

2055 Lifetime Blend Portfolio

2060 Lifetime Blend Portfolio

2065 Lifetime Blend Portfolio

•Global Equity Fund

•Blue Chip Growth Fund

•Emerging Markets Fund

•Equity Income Fund

•Small Cap Value Fund

•Fundamental Global Franchise Fund

•Small Cap Growth Fund

•International Small Company Fund

•LIFESTYLE BLEND PORTFOLIOS – (formerly MULTI-INDEX LIFESTYLE PORTFOLIOS):

Lifestyle Blend Aggressive Portfolio

Lifestyle Blend Balanced Portfolio

Lifestyle Blend Conservative Portfolio

Lifestyle Blend Growth Portfolio

Lifestyle Blend Moderate Portfolio

Semiannual report
John Hancock
Multimanager Lifetime Portfolios
Target date
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities posted slightly positive returns during the six months ended February 28, 2023. A modest downturn in inflation prompted investors to look ahead to the point at which the U.S. Federal Reserve (Fed) and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. As the period ended, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the Fed and other central banks would need to continue raising interest rates.
Bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifetime Portfolios

2	Multimanager Lifetime Portfolios’ strategy at a glance
3	Portfolio summary
10	Your expenses
15	Portfolios’ investments
30	Financial statements
41	Financial highlights
64	Notes to financial statements
99	Special shareholder meeting
100	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	1

Multimanager Lifetime Portfolios’ strategy at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multimanager Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
■Portfolios with dates further off initially invest more aggressively in stock funds.
■As a portfolio approaches its target date,1 the allocation will gradually migrate to more conservative fixed-income funds.
■Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.
JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multimanager Lifetime Portfolios adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
MULTIMANAGER 2065-2010 LIFETIME PORTFOLIOS’ CLASS A SHARE RETURNS (%)

For the six months ended 2/28/2023
Total returns for the portfolios exclude sales charges and assume all distributions are reinvested. The deduction of a class’ maximum sales charge would reduce the performance shown above.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/28/2023
U.S. Stocks	S&P 500 Index	1.26%
	Russell Midcap Index	4.69%
	Russell 2000 Index	3.63%
	FTSE NAREIT All Equity REIT Index	-5.88%
International Stocks	MSCI EAFE Index	12.58%
	MSCI Emerging Markets Index	-2.29%
	MSCI EAFE Small Cap Index	7.74%
Fixed Income	Bloomberg U.S. Aggregate Bond Index	-2.13%
	ICE Bank of America U.S. High Yield Index	2.36%
	JPMorgan Global Government Bonds Unhedged Index	-1.73%
Market index total returns are included here as broad measures of market performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

Multimanager 2065 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.2
Equity	85.3
U.S. large cap	26.8
International equity	21.9
Large blend	15.2
U.S. mid cap	10.9
Emerging-market equity	7.1
U.S. small cap	2.0
Sector equity	1.4
Fixed income	2.9
Short-term bond	1.2
High yield bond	0.6
Emerging-market debt	0.6
Intermediate bond	0.5
Alternative and specialty	2.0
Sector equity	2.0
Unaffiliated investment companies	7.4
Equity	7.4
U.S. Government	2.1
Short-term investments and other	0.3
Multimanager 2060 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.0
Equity	85.3
U.S. large cap	26.5
International equity	21.8
Large blend	15.8
U.S. mid cap	10.7
Emerging-market equity	7.1
U.S. small cap	2.0
Sector equity	1.4
Fixed income	2.7
Short-term bond	1.2
High yield bond	0.5
Emerging-market debt	0.5
Intermediate bond	0.5
Alternative and specialty	2.0
Sector equity	2.0
Unaffiliated investment companies	7.4
Equity	7.4
U.S. Government	2.3
Short-term investments and other	0.3
Multimanager 2055 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.1
Equity	85.3
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

ASSET ALLOCATION (% of net assets)
U.S. large cap	26.5
International equity	21.8
Large blend	15.8
U.S. mid cap	10.7
Emerging-market equity	7.1
U.S. small cap	2.0
Sector equity	1.4
Fixed income	2.8
Short-term bond	1.2
High yield bond	0.6
Emerging-market debt	0.5
Intermediate bond	0.5
Alternative and specialty	2.0
Sector equity	2.0
Unaffiliated investment companies	7.4
Equity	7.4
U.S. Government	2.3
Short-term investments and other	0.2
Multimanager 2050 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.0
Equity	85.3
U.S. large cap	26.5
International equity	21.8
Large blend	15.9
U.S. mid cap	10.7
Emerging-market equity	7.0
U.S. small cap	2.0
Sector equity	1.4
Fixed income	2.7
Short-term bond	1.2
High yield bond	0.5
Emerging-market debt	0.5
Intermediate bond	0.5
Alternative and specialty	2.0
Sector equity	2.0
Unaffiliated investment companies	7.4
Equity	7.4
U.S. Government	2.4
Short-term investments and other	0.2
Multimanager 2045 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	89.6
Equity	82.3
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

ASSET ALLOCATION (% of net assets)
U.S. large cap	25.7
International equity	21.6
Large blend	15.4
U.S. mid cap	10.1
Emerging-market equity	6.3
U.S. small cap	1.8
Sector equity	1.4
Fixed income	4.4
Emerging-market debt	1.3
Intermediate bond	1.2
Short-term bond	1.1
High yield bond	0.8
Alternative and specialty	2.9
Sector equity	2.9
Unaffiliated investment companies	7.1
Equity	7.1
U.S. Government	3.0
Short-term investments and other	0.3
Multimanager 2040 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	88.4
Equity	74.1
U.S. large cap	22.1
International equity	20.8
Large blend	14.5
U.S. mid cap	8.5
Emerging-market equity	5.4
U.S. small cap	1.5
Sector equity	1.3
Fixed income	9.8
Intermediate bond	4.5
Emerging-market debt	2.0
High yield bond	1.5
Short-term bond	1.3
Multi-sector bond	0.5
Alternative and specialty	4.5
Sector equity	4.5
Unaffiliated investment companies	6.3
Equity	6.3
U.S. Government	5.0
Short-term investments and other	0.3
Multimanager 2035 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	87.6
Equity	65.5
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

ASSET ALLOCATION (% of net assets)
U.S. large cap	20.0
International equity	19.4
Large blend	12.4
U.S. mid cap	7.1
Emerging-market equity	4.4
Sector equity	1.1
U.S. small cap	1.1
Fixed income	16.4
Intermediate bond	8.5
Emerging-market debt	2.8
High yield bond	2.4
Short-term bond	1.4
Multi-sector bond	1.3
Alternative and specialty	5.7
Sector equity	5.7
Unaffiliated investment companies	5.4
Equity	5.4
U.S. Government	6.8
Short-term investments and other	0.2
Multimanager 2030 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	86.8
Equity	54.6
International equity	18.6
U.S. large cap	15.2
Large blend	10.2
U.S. mid cap	5.7
Emerging-market equity	3.3
Sector equity	1.1
U.S. small cap	0.5
Fixed income	25.0
Intermediate bond	11.3
Multi-sector bond	3.5
Emerging-market debt	3.4
Short-term bond	3.1
High yield bond	3.0
Bank loan	0.7
Alternative and specialty	7.2
Sector equity	7.2
Unaffiliated investment companies	4.7
Equity	4.7
U.S. Government	8.2
Short-term investments and other	0.3
Multimanager 2025 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	86.9
Equity	42.6
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

ASSET ALLOCATION (% of net assets)
International equity	16.3
U.S. large cap	11.6
Large blend	7.2
U.S. mid cap	4.1
Emerging-market equity	2.0
Sector equity	0.9
U.S. small cap	0.5
Fixed income	35.8
Intermediate bond	16.2
Multi-sector bond	5.2
Short-term bond	4.9
Emerging-market debt	4.2
High yield bond	3.7
Bank loan	1.6
Alternative and specialty	8.5
Sector equity	8.5
Unaffiliated investment companies	3.7
Equity	3.7
U.S. Government	9.1
Short-term investments and other	0.3
Multimanager 2020 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	88.2
Equity	34.1
International equity	14.8
U.S. large cap	7.7
Large blend	5.8
U.S. mid cap	2.9
Emerging-market equity	1.5
Sector equity	0.9
U.S. small cap	0.5
Fixed income	45.1
Intermediate bond	21.8
Short-term bond	6.6
Multi-sector bond	5.5
Emerging-market debt	4.7
High yield bond	4.2
Bank loan	2.3
Alternative and specialty	9.0
Sector equity	9.0
Unaffiliated investment companies	2.5
Equity	2.5
U.S. Government	9.0
Short-term investments and other	0.3
Multimanager 2015 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	88.5
Equity	29.1
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

ASSET ALLOCATION (% of net assets)
International equity	13.5
U.S. large cap	7.7
Large blend	5.1
U.S. mid cap	2.0
Emerging-market equity	0.8
Fixed income	51.9
Intermediate bond	25.4
Short-term bond	8.2
Multi-sector bond	5.8
Emerging-market debt	5.0
High yield bond	4.4
Bank loan	3.1
Alternative and specialty	7.5
Sector equity	7.5
Unaffiliated investment companies	2.4
Equity	2.4
U.S. Government	8.9
Short-term investments and other	0.2
Multimanager 2010 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	89.1
Equity	23.2
International equity	12.3
U.S. large cap	6.0
Large blend	3.8
U.S. mid cap	1.0
Emerging-market equity	0.1
Fixed income	58.2
Intermediate bond	28.1
Short-term bond	10.3
Multi-sector bond	6.0
Emerging-market debt	5.2
High yield bond	4.7
Bank loan	3.9
Alternative and specialty	7.7
Sector equity	7.7
Unaffiliated investment companies	1.8
Equity	1.8
U.S. Government	8.8
Short-term investments and other	0.3
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2022 through February 28, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
Multimanager 2065 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,030.80	$2.06	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,033.10	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,031.60	1.31	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R4	Actual expenses/actual returns	1,000.00	1,031.80	0.81	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,033.30	0.15	0.03%
	Hypothetical example	1,000.00	1,024.60	0.15	0.03%
Class R6	Actual expenses/actual returns	1,000.00	1,033.10	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,032.80	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
Multimanager 2060 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,030.70	$2.06	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,032.30	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,030.40	2.57	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,031.40	0.96	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class R5	Actual expenses/actual returns	1,000.00	1,032.10	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,032.60	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,033.00	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2055 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,030.50	$2.06	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,031.90	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,029.50	2.57	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,031.30	0.81	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,031.60	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,032.30	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,031.80	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2050 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,030.30	$2.06	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,031.70	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,030.20	2.52	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,030.30	1.31	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,031.60	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,032.20	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,031.70	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
Multimanager 2045 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,029.60	$2.06	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,030.60	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,028.30	2.51	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,030.10	1.31	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,031.30	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,031.90	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,031.40	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2040 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,025.20	$2.06	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,026.40	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,025.10	2.51	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,026.00	1.31	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,026.00	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,026.60	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,026.20	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2035 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,019.70	$2.05	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,020.90	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,019.50	2.50	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,020.20	1.05	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class R5	Actual expenses/actual returns	1,000.00	1,021.50	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,022.10	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,021.70	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
Multimanager 2030 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,016.60	$2.05	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,017.90	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,015.70	2.50	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,017.50	1.30	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,018.80	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,018.10	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,018.70	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2025 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,013.60	$2.05	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,014.80	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,012.60	2.50	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,014.40	1.30	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,015.50	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,016.00	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,015.60	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2020 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,011.30	$2.04	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,013.50	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,010.30	2.49	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,013.20	1.30	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,012.90	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual expenses/actual returns	1,000.00	1,013.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,014.20	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
Multimanager 2015 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,010.90	$2.04	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,013.00	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,011.20	2.54	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,011.80	0.80	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,013.50	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,012.70	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,012.10	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2010 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,011.10	$2.04	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,011.80	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,008.70	2.49	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,010.10	1.30	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,012.20	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,011.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,012.30	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.2%
Equity - 85.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	57,488	$2,041,406
Capital Appreciation, Class NAV, JHF II (Jennison)	136,143	1,418,606
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	132,239	1,096,264
Disciplined Value, Class NAV, JHF III (Boston Partners)	92,565	1,966,089
Disciplined Value International, Class NAV, JHIT (Boston Partners)	121,898	1,696,814
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	323,612	2,873,674
Equity Income, Class NAV, JHF II (T. Rowe Price)	145,349	2,715,122
Financial Industries, Class NAV, JHIT II (MIM US) (B)	36,497	563,155
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	27,145	1,559,212
International Dynamic Growth, Class NAV, JHIT (Axiom)	50,649	475,088
International Growth, Class NAV, JHF III (Wellington)	34,598	814,443
International Small Company, Class NAV, JHF II (DFA)	71,692	711,182
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	571,736	5,117,036
Mid Cap Growth, Class NAV, JHIT (Wellington)	147,632	1,920,695
Mid Value, Class NAV, JHF II (T. Rowe Price)	152,496	2,444,507
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	27,240	376,181
Small Cap Value, Class NAV, JHF II (Wellington)	24,427	441,632
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	733,802	6,149,260
Fixed income - 2.9%
Bond, Class NAV, JHSB (MIM US) (B)	15,147	203,426
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	31,223	226,055
High Yield, Class NAV, JHBT (MIM US) (B)	77,827	227,253
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	53,953	496,364
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	130,960	607,655
Science & Technology, Class NAV, JHF II (T. Rowe Price)	154,971	203,012

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $39,517,306)		$36,344,131
UNAFFILIATED INVESTMENT COMPANIES - 7.4%
Equity - 7.4%
Fidelity Emerging Markets Index Fund	75,052	715,244
Fidelity International Index Fund	9,385	407,215
Fidelity Mid Cap Index Fund	36,380	996,437
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	37,358	$875,288

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,097,779)		$2,994,184
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
Health care - 0.0%
NMC Health PLC (C)	9	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	18	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	37	248
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	30

TOTAL COMMON STOCKS (Cost $277)		$278
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 2.1%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$113,000	38,024
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	758,000	257,899
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	978,000	345,042
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	582,000	213,613

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,055,091)		$854,578
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	181	1
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	91	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	117	136
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	9	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	10	2
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	20	7
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	4	0

TOTAL WARRANTS (Cost $105)		$148
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5832% (F)(G)	9,815	98,104

TOTAL SHORT-TERM INVESTMENTS (Cost $97,593)		$98,104
Total investments (Cost $43,768,151) - 100.0%		$40,291,423
Other assets and liabilities, net - 0.0%		14,756
TOTAL NET ASSETS - 100.0%		$40,306,179
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.0%
Equity - 85.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	291,355	$10,346,028
Capital Appreciation, Class NAV, JHF II (Jennison)	689,983	7,189,623
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	670,994	5,562,542
Disciplined Value, Class NAV, JHF III (Boston Partners)	469,130	9,964,312
Disciplined Value International, Class NAV, JHIT (Boston Partners)	618,082	8,603,707
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,640,094	14,564,033
Equity Income, Class NAV, JHF II (T. Rowe Price)	736,642	13,760,476
Financial Industries, Class NAV, JHIT II (MIM US) (B)	186,299	2,874,586
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	137,574	7,902,227
International Dynamic Growth, Class NAV, JHIT (Axiom)	256,694	2,407,790
International Growth, Class NAV, JHF III (Wellington)	175,347	4,127,670
International Small Company, Class NAV, JHF II (DFA)	364,512	3,615,963
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,899,788	25,953,099
Mid Cap Growth, Class NAV, JHIT (Wellington)	748,213	9,734,254
Mid Value, Class NAV, JHF II (T. Rowe Price)	772,862	12,388,976
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	139,124	1,921,297
Small Cap Value, Class NAV, JHF II (Wellington)	123,796	2,238,230
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,884,255	32,550,058
Fixed income - 2.7%
Bond, Class NAV, JHSB (MIM US) (B)	74,881	1,005,658
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	154,973	1,122,007
High Yield, Class NAV, JHBT (MIM US) (B)	385,706	1,126,262
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	265,309	2,440,844
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	663,718	3,079,650
Science & Technology, Class NAV, JHF II (T. Rowe Price)	785,406	1,028,882

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $203,785,225)		$185,508,174
UNAFFILIATED INVESTMENT COMPANIES - 7.4%
Equity - 7.4%
Fidelity Emerging Markets Index Fund	380,395	3,625,163
Fidelity International Index Fund	47,567	2,063,938
Fidelity Mid Cap Index Fund	184,387	5,050,371
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	189,566	$4,441,543

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,997,197)		$15,181,015
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	4,248	2,710
Health care - 0.0%
NMC Health PLC (C)	70	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	143	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	298	2,005
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	248

TOTAL COMMON STOCKS (Cost $4,059)		$4,963
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$624,000	209,974
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	4,202,000	1,429,672
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	5,424,000	1,913,608
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	3,222,600	1,182,797

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,198,011)		$4,736,051
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	1,479	11
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	739	4
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	951	1,111
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	1	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	74	9
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	81	12
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	162	54
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	34	4

TOTAL WARRANTS (Cost $858)		$1,205
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5832% (F)(G)	48,538	485,163
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $485,237)	$485,163
Total investments (Cost $226,470,587) - 100.0%	$205,916,571
Other assets and liabilities, net - 0.0%	67,601
TOTAL NET ASSETS - 100.0%	$205,984,172
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.1%
Equity - 85.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	454,404	$16,135,896
Capital Appreciation, Class NAV, JHF II (Jennison)	1,076,113	11,213,096
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,050,092	8,705,262
Disciplined Value, Class NAV, JHF III (Boston Partners)	732,150	15,550,855
Disciplined Value International, Class NAV, JHIT (Boston Partners)	964,401	13,424,465
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,557,927	22,714,391
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,148,884	21,461,145
Financial Industries, Class NAV, JHIT II (MIM US) (B)	291,815	4,502,699
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	214,563	12,324,489
International Dynamic Growth, Class NAV, JHIT (Axiom)	400,346	3,755,243
International Growth, Class NAV, JHF III (Wellington)	273,584	6,440,166
International Small Company, Class NAV, JHF II (DFA)	569,174	5,646,204
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,539,239	40,626,190
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,166,930	15,181,760
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,205,754	19,328,240
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	218,513	3,017,671
Small Cap Value, Class NAV, JHF II (Wellington)	193,702	3,502,128
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,067,087	50,842,184
Fixed income - 2.8%
Bond, Class NAV, JHSB (MIM US) (B)	116,191	1,560,447
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	239,452	1,733,630
High Yield, Class NAV, JHBT (MIM US) (B)	597,556	1,744,864
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	411,672	3,787,379
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,035,149	$4,803,091
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,224,937	1,604,668

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $314,905,646)		$289,606,163
UNAFFILIATED INVESTMENT COMPANIES - 7.4%
Equity - 7.4%
Fidelity Emerging Markets Index Fund	593,272	5,653,886
Fidelity International Index Fund	74,187	3,218,963
Fidelity Mid Cap Index Fund	287,575	7,876,672
Fidelity Small Cap Index Fund	298,104	6,984,576

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $25,071,277)		$23,734,097
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	12,063	7,693
Health care - 0.0%
NMC Health PLC (C)	117	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	239	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	496	3,336
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	413

TOTAL COMMON STOCKS (Cost $8,884)		$11,442
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$983,000	330,776
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	6,623,000	2,253,383
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	8,553,000	3,017,532
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	5,079,700	1,864,412

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,892,019)		$7,466,103
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	2,461	19
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	1,231	7
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	1,583	1,848
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	2	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	123	15
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	135	$20
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	270	90
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	56	7

TOTAL WARRANTS (Cost $1,427)		$2,006
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5832% (F)(G)	69,877	698,456

TOTAL SHORT-TERM INVESTMENTS (Cost $698,558)		$698,456
Total investments (Cost $350,577,811) - 100.0%		$321,518,267
Other assets and liabilities, net - 0.0%		100,462
TOTAL NET ASSETS - 100.0%		$321,618,729
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.0%
Equity - 85.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	715,918	$25,422,250
Capital Appreciation, Class NAV, JHF II (Jennison)	1,710,658	17,825,052
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,658,374	13,747,921
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,157,821	24,592,128
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,532,557	21,333,196
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,031,307	35,798,007
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,812,414	33,855,888
Financial Industries, Class NAV, JHIT II (MIM US) (B)	463,545	7,152,493
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	341,445	19,612,574
International Dynamic Growth, Class NAV, JHIT (Axiom)	631,713	5,925,470
International Growth, Class NAV, JHF III (Wellington)	432,515	10,181,394
International Small Company, Class NAV, JHF II (DFA)	901,565	8,943,527
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,187,463	64,327,794
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,839,966	23,937,956
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,918,930	30,760,453
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	346,261	4,781,859
Small Cap Value, Class NAV, JHF II (Wellington)	306,974	5,550,091
18	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,667,219	$81,011,299
Fixed income - 2.7%
Bond, Class NAV, JHSB (MIM US) (B)	182,377	2,449,322
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	375,936	2,721,778
High Yield, Class NAV, JHBT (MIM US) (B)	934,701	2,729,327
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	647,585	5,957,778
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,631,308	7,569,271
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,930,399	2,528,822

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $496,997,125)		$458,715,650
UNAFFILIATED INVESTMENT COMPANIES - 7.4%
Equity - 7.4%
Fidelity Emerging Markets Index Fund	934,682	8,907,523
Fidelity International Index Fund	117,284	5,088,946
Fidelity Mid Cap Index Fund	457,308	12,525,656
Fidelity Small Cap Index Fund	471,119	11,038,329

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,851,365)		$37,560,454
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	24,454	15,597
Health care - 0.0%
NMC Health PLC (C)	194	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	397	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	825	5,549
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	686

TOTAL COMMON STOCKS (Cost $16,647)		$21,832
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$1,568,000	527,626
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	10,568,000	3,595,614
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	13,649,000	4,815,420
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	8,105,000	2,974,794

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,900,250)		$11,913,454
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	4,094	$31
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	2,047	12
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	2,633	3,075
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	204	25
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	225	34
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	449	150
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	93	11

TOTAL WARRANTS (Cost $2,374)		$3,338
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5832% (F)(G)	100,108	1,000,632

TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,805)		$1,000,632
Total investments (Cost $553,768,566) - 100.0%		$509,215,360
Other assets and liabilities, net - 0.0%		153,211
TOTAL NET ASSETS - 100.0%		$509,368,571
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.6%
Equity - 82.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,107,187	$39,316,217
Capital Appreciation, Class NAV, JHF II (Jennison)	2,634,021	27,446,496
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,681,583	22,230,326
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,799,645	38,224,469
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,456,454	34,193,839
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,804,298	51,542,165
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,816,657	52,615,158
Financial Industries, Class NAV, JHIT II (MIM US) (B)	719,774	11,106,106
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	524,641	30,135,361
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,016,841	9,537,970
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	19

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Growth, Class NAV, JHF III (Wellington)	690,679	$16,258,574
International Small Company, Class NAV, JHF II (DFA)	1,452,474	14,408,544
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,284,043	100,992,188
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,790,224	36,300,815
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,915,454	46,734,731
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	507,899	7,014,079
Small Cap Value, Class NAV, JHF II (Wellington)	455,390	8,233,454
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,032,109	125,969,069
Fixed income - 4.4%
Bond, Class NAV, JHSB (MIM US) (B)	748,355	10,050,405
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,433,274	10,376,907
High Yield, Class NAV, JHBT (MIM US) (B)	2,125,351	6,206,024
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	993,783	9,142,800
Alternative and specialty - 2.9%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	752,185	8,424,477
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,525,743	11,719,448
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,057,018	4,004,693

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $750,890,088)		$732,184,315
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 7.1%
Fidelity Emerging Markets Index Fund	1,342,328	12,792,387
Fidelity International Index Fund	188,259	8,168,557
Fidelity Mid Cap Index Fund	720,682	19,739,493
Fidelity Small Cap Index Fund	740,032	17,338,943

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $60,857,246)		$58,039,380
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	45,339	28,914
Health care - 0.0%
NMC Health PLC (C)	315	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	644	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,338	9,000
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	$1,113

TOTAL COMMON STOCKS (Cost $29,414)		$39,028
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
U.S. Government - 3.0%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$3,245,000	1,091,930
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	21,454,000	7,299,424
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	27,708,000	9,775,490
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	16,455,500	6,039,694

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $31,874,883)		$24,206,538
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	6,639	51
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,320	19
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,270	4,987
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	331	40
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	365	55
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	728	243
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	152	18

TOTAL WARRANTS (Cost $3,849)		$5,414
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5832% (F)(G)	231,315	2,312,107

TOTAL SHORT-TERM INVESTMENTS (Cost $2,312,511)		$2,312,107
Total investments (Cost $845,967,991) - 100.0%		$816,786,782
Other assets and liabilities, net - 0.0%		233,775
TOTAL NET ASSETS - 100.0%		$817,020,557
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.4%
Equity - 74.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,047,705	$37,204,022
Capital Appreciation, Class NAV, JHF II (Jennison)	2,490,805	25,954,185
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,557,482	21,201,526
20	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,703,365	$36,179,471
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,455,515	34,180,773
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,310,632	47,158,411
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,668,852	49,854,148
Financial Industries, Class NAV, JHIT II (MIM US) (B)	765,638	11,813,787
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	298,559	3,066,202
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	414,167	23,789,753
Global Equity, Class NAV, JHF II (MIM US) (B)	285,338	3,033,143
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,010,914	9,482,377
International Growth, Class NAV, JHF III (Wellington)	694,251	16,342,669
International Small Company, Class NAV, JHF II (DFA)	1,554,313	15,418,784
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,291,806	101,061,663
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,518,746	32,768,889
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,643,446	42,374,432
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	430,135	5,940,166
Small Cap Value, Class NAV, JHF II (Wellington)	381,960	6,905,843
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,161,641	127,054,551
Fixed income - 9.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,821,203	24,458,757
Core Bond, Class NAV, JHF II (Allspring Investments)	1,369,459	14,940,800
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,463,250	17,833,929
High Yield, Class NAV, JHBT (MIM US) (B)	4,571,598	13,349,066
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,213,695	11,165,994
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	469,353	4,529,254
Alternative and specialty - 4.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,998,056	22,378,227
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,674,064	12,407,658
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,314,397	4,341,860

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $791,072,497)		$776,190,340
UNAFFILIATED INVESTMENT COMPANIES - 6.3%
Equity - 6.3%
Fidelity Emerging Markets Index Fund	1,068,996	10,187,532
Fidelity International Index Fund	188,092	8,161,320
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Mid Cap Index Fund	724,568	$19,845,916
Fidelity Small Cap Index Fund	740,742	17,355,591

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $57,700,358)		$55,550,359
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	49,809	31,767
Health care - 0.0%
NMC Health PLC (C)	321	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	658	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,366	9,188
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	1,137

TOTAL COMMON STOCKS (Cost $31,533)		$42,093
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0%
U.S. Government - 5.0%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$6,038,000	2,031,764
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	38,896,000	13,233,821
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	50,236,000	17,723,457
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	29,827,600	10,947,682

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $59,301,213)		$43,936,724
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	6,779	52
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,390	19
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,360	5,092
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	338	41
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	373	56
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	744	248
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	155	18

TOTAL WARRANTS (Cost $3,930)		$5,527
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	21

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5832% (F)(G)	220,533	$2,204,341

TOTAL SHORT-TERM INVESTMENTS (Cost $2,204,556)		$2,204,341
Total investments (Cost $910,314,087) - 100.0%		$877,929,384
Other assets and liabilities, net - 0.0%		237,419
TOTAL NET ASSETS - 100.0%		$878,166,803
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.6%
Equity - 65.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,072,563	$38,086,710
Capital Appreciation, Class NAV, JHF II (Jennison)	2,545,178	26,520,755
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,986,993	33,052,174
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,712,441	36,372,251
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,750,694	38,289,658
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,096,792	45,259,510
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,675,569	49,979,633
Financial Industries, Class NAV, JHIT II (MIM US) (B)	760,513	11,734,722
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	477,060	4,899,411
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	367,808	21,126,876
Global Equity, Class NAV, JHF II (MIM US) (B)	584,112	6,209,110
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,130,928	10,608,104
International Growth, Class NAV, JHF III (Wellington)	770,208	18,130,701
International Small Company, Class NAV, JHF II (DFA)	1,674,852	16,614,535
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,729,598	104,979,902
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,471,250	32,150,960
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,592,654	41,560,240
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	376,994	5,206,285
Small Cap Value, Class NAV, JHF II (Wellington)	337,702	6,105,661
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,288,891	128,120,907
Fixed income - 16.4%
Bond, Class NAV, JHSB (MIM US) (B)	3,772,088	50,659,146
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Core Bond, Class NAV, JHF II (Allspring Investments)	3,444,455	$37,579,005
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,065,460	29,433,934
High Yield, Class NAV, JHBT (MIM US) (B)	8,329,815	24,323,061
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,531,201	14,087,050
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,350,484	13,032,175
Alternative and specialty - 5.7%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,708,008	41,529,687
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,644,671	12,271,272
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,907,776	5,119,187

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $917,931,666)		$903,042,622
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 5.4%
Fidelity Emerging Markets Index Fund	732,649	6,982,147
Fidelity International Index Fund	209,406	9,086,112
Fidelity Mid Cap Index Fund	760,718	20,836,070
Fidelity Small Cap Index Fund	800,738	18,761,286

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $57,209,544)		$55,665,615
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	52,909	33,744
Health care - 0.0%
NMC Health PLC (C)	338	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	691	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,436	9,662
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	1,195

TOTAL COMMON STOCKS (Cost $33,383)		$44,602
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%
U.S. Government - 6.8%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$9,679,000	3,256,946
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	61,771,000	21,016,720
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	79,778,000	28,145,990
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	47,362,400	17,383,513

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $95,379,045)		$69,803,169
22	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	7,128	$54
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,564	20
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,584	5,353
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	355	43
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	392	59
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	782	261
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	163	19

TOTAL WARRANTS (Cost $4,130)		$5,810
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5832% (F)(G)	223,244	2,231,438

TOTAL SHORT-TERM INVESTMENTS (Cost $2,231,664)		$2,231,438
Total investments (Cost $1,072,789,432) - 100.0%		$1,030,793,256
Other assets and liabilities, net - 0.0%		243,333
TOTAL NET ASSETS - 100.0%		$1,031,036,589
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 86.8%
Equity - 54.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	859,196	$30,510,062
Capital Appreciation, Class NAV, JHF II (Jennison)	2,041,767	21,275,210
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,362,679	44,456,611
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,404,052	29,822,057
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,702,771	37,622,568
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,363,646	38,749,173
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,199,678	41,089,978
Financial Industries, Class NAV, JHIT II (MIM US) (B)	811,317	12,518,627
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,256,830	12,907,642
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	204,935	11,771,458
Global Equity, Class NAV, JHF II (MIM US) (B)	1,687,433	17,937,417
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,115,447	$10,462,892
International Growth, Class NAV, JHF III (Wellington)	764,082	17,986,480
International Small Company, Class NAV, JHF II (DFA)	1,785,533	17,712,491
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,589,294	103,724,178
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,203,497	28,667,497
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,316,138	37,127,688
Small Cap Value, Class NAV, JHF II (Wellington)	324,386	5,864,903
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,168,357	118,730,834
Fixed income - 25.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,047,405	67,786,651
Core Bond, Class NAV, JHF II (Allspring Investments)	5,842,948	63,746,563
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,562,827	40,274,867
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,130,296	8,533,735
High Yield, Class NAV, JHBT (MIM US) (B)	11,809,876	34,484,838
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,906,215	35,937,181
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,280,224	41,304,159
Alternative and specialty - 7.2%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,794,834	64,902,142
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,855,664	13,250,281
Science & Technology, Class NAV, JHF II (T. Rowe Price)	4,398,180	5,761,616

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,033,762,464)		$1,014,919,799
UNAFFILIATED INVESTMENT COMPANIES - 4.7%
Equity - 4.7%
Fidelity Emerging Markets Index Fund	509,537	4,855,891
Fidelity International Index Fund	207,024	8,982,787
Fidelity Mid Cap Index Fund	728,200	19,945,404
Fidelity Small Cap Index Fund	912,999	21,391,560

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $55,828,693)		$55,175,642
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	59,458	37,920
Health care - 0.0%
NMC Health PLC (C)	342	1
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	23

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	699	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,452	9,770
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	1,208

TOTAL COMMON STOCKS (Cost $36,289)		$48,899
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$982,571	961,461
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,749,940	2,641,446
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,679,113	2,534,509
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,392,545	3,170,506
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	12,051,000	4,055,115
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	76,908,000	26,166,873
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	99,315,000	35,038,719
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	58,950,900	21,636,863

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $132,088,014)		$96,205,492
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	7,207	55
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,603	20
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,635	5,413
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	359	43
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	396	60
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	791	264
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	165	20

TOTAL WARRANTS (Cost $4,178)		$5,876
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5832% (F)(G)	281,113	2,809,864

TOTAL SHORT-TERM INVESTMENTS (Cost $2,810,201)		$2,809,864
Total investments (Cost $1,224,529,839) - 100.0%		$1,169,165,572
Other assets and liabilities, net - 0.0%		161,983
TOTAL NET ASSETS - 100.0%		$1,169,327,555
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 86.9%
Equity - 42.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	403,633	$14,333,003
Capital Appreciation, Class NAV, JHF II (Jennison)	967,979	10,086,346
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,386,431	44,653,517
Disciplined Value, Class NAV, JHF III (Boston Partners)	658,441	13,985,297
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,789,061	24,903,734
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,158,363	19,166,266
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,030,819	19,255,690
Financial Industries, Class NAV, JHIT II (MIM US) (B)	578,391	8,924,579
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,466,765	15,063,680
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	133,734	7,681,702
Global Equity, Class NAV, JHF II (MIM US) (B)	1,529,560	16,259,221
International Dynamic Growth, Class NAV, JHIT (Axiom)	741,008	6,950,659
International Growth, Class NAV, JHF III (Wellington)	507,017	11,935,175
International Small Company, Class NAV, JHF II (DFA)	1,225,984	12,161,765
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,746,411	69,330,382
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,325,046	17,238,845
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,390,903	22,296,181
Small Cap Value, Class NAV, JHF II (Wellington)	261,904	4,735,223
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,289,425	69,465,378
Fixed income - 35.8%
Bond, Class NAV, JHSB (MIM US) (B)	6,127,799	82,296,337
Core Bond, Class NAV, JHF II (Allspring Investments)	6,712,515	73,233,535
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,591,491	40,482,392
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,972,047	14,888,957
High Yield, Class NAV, JHBT (MIM US) (B)	12,064,220	35,227,522
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,084,618	46,778,485
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	5,212,310	50,298,794
Alternative and specialty - 8.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,967,368	66,834,517
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,028,508	9,412,276
24	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,552,184	$4,653,362

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $853,582,792)		$832,532,820
UNAFFILIATED INVESTMENT COMPANIES - 3.7%
Equity - 3.7%
Fidelity Emerging Markets Index Fund	366,858	3,496,160
Fidelity International Index Fund	137,354	5,959,790
Fidelity Mid Cap Index Fund	489,630	13,410,970
Fidelity Small Cap Index Fund	517,126	12,116,262

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,019,958)		$34,983,182
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	43,019	27,436
Health care - 0.0%
NMC Health PLC (C)	252	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	515	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,071	7,201
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	891

TOTAL COMMON STOCKS (Cost $26,404)		$35,529
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.1%
U.S. Government - 9.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,392,297	2,340,900
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,698,454	6,434,179
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	6,523,249	6,171,159
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	8,257,962	7,717,484
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	8,953,000	3,012,650
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	57,457,000	19,548,942
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	74,187,000	26,173,463
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	44,030,100	16,160,453

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $117,679,717)		$87,559,230
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	5,312	41
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	2,656	15
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	3,416	$3,990
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	4	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	265	32
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	292	44
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	583	195
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	121	14

TOTAL WARRANTS (Cost $3,080)		$4,332
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5832% (F)(G)	275,355	2,752,309

TOTAL SHORT-TERM INVESTMENTS (Cost $2,752,701)		$2,752,309
Total investments (Cost $1,010,064,652) - 100.0%		$957,867,402
Other assets and liabilities, net - 0.0%		188,750
TOTAL NET ASSETS - 100.0%		$958,056,152
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.2%
Equity - 34.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	83,376	$2,960,666
Capital Appreciation, Class NAV, JHF II (Jennison)	197,886	2,061,975
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,815,359	23,339,329
Disciplined Value, Class NAV, JHF III (Boston Partners)	136,061	2,889,945
Disciplined Value International, Class NAV, JHIT (Boston Partners)	791,118	11,012,363
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	859,673	7,633,900
Equity Income, Class NAV, JHF II (T. Rowe Price)	212,974	3,978,357
Financial Industries, Class NAV, JHIT II (MIM US) (B)	294,420	4,542,903
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	791,910	8,132,914
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	76,954	4,420,266
Global Equity, Class NAV, JHF II (MIM US) (B)	803,887	8,545,324
Global Shareholder Yield, Class NAV, JHF III (Epoch)	430,374	4,462,980
International Dynamic Growth, Class NAV, JHIT (Axiom)	327,220	3,069,326
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	25

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Growth, Class NAV, JHF III (Wellington)	223,709	$5,266,116
International Small Company, Class NAV, JHF II (DFA)	523,975	5,197,830
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,474,864	31,100,032
Mid Cap Growth, Class NAV, JHIT (Wellington)	508,129	6,610,756
Mid Value, Class NAV, JHF II (T. Rowe Price)	533,191	8,547,050
Small Cap Value, Class NAV, JHF II (Wellington)	142,577	2,577,790
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,615,860	30,300,907
Fixed income - 45.1%
Bond, Class NAV, JHSB (MIM US) (B)	4,267,325	57,310,179
Core Bond, Class NAV, JHF II (Allspring Investments)	5,074,327	55,360,903
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,352,926	24,275,183
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,600,758	12,085,721
High Yield, Class NAV, JHBT (MIM US) (B)	7,425,233	21,681,680
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,703,014	34,067,729
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,956,324	28,528,527
Alternative and specialty - 9.0%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,489,078	39,077,673
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,032,990	4,793,072
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,946,848	2,550,371

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $475,070,582)		$456,381,767
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity International Index Fund	60,840	2,639,864
Fidelity Mid Cap Index Fund	220,987	6,052,823
Fidelity Small Cap Index Fund	177,580	4,160,710

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $13,152,128)		$12,853,397
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	19,966	12,734
Health care - 0.0%
NMC Health PLC (C)	113	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	230	0
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	479	$3,219
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	398

TOTAL COMMON STOCKS (Cost $12,117)		$16,351
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0%
U.S. Government - 9.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,147,405	2,101,269
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,009,762	5,772,658
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,851,829	5,535,979
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,407,460	6,922,647
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	3,609,000	1,214,414
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	23,402,000	7,962,204
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	30,212,000	10,658,911
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	17,931,300	6,581,360

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $60,172,647)		$46,749,442
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	2,374	18
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	1,187	7
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	1,527	1,783
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	2	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	118	14
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	131	20
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	260	87
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	54	6

TOTAL WARRANTS (Cost $1,375)		$1,935
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5832% (F)(G)	161,067	1,609,942

TOTAL SHORT-TERM INVESTMENTS (Cost $1,610,143)		$1,609,942
Total investments (Cost $550,018,992) - 100.0%		$517,612,834
Other assets and liabilities, net - 0.0%		87,861
TOTAL NET ASSETS - 100.0%		$517,700,695
26	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.5%
Equity - 29.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	32,674	$1,160,264
Capital Appreciation, Class NAV, JHF II (Jennison)	77,545	808,014
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	995,728	8,254,589
Disciplined Value, Class NAV, JHF III (Boston Partners)	53,689	1,140,363
Disciplined Value International, Class NAV, JHIT (Boston Partners)	256,796	3,574,603
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	163,229	1,449,475
Equity Income, Class NAV, JHF II (T. Rowe Price)	84,047	1,570,000
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	235,898	2,422,674
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	23,867	1,370,946
Global Equity, Class NAV, JHF II (MIM US) (B)	289,866	3,081,281
Global Shareholder Yield, Class NAV, JHF III (Epoch)	190,827	1,978,878
International Dynamic Growth, Class NAV, JHIT (Axiom)	105,841	992,790
International Growth, Class NAV, JHF III (Wellington)	70,928	1,669,649
International Small Company, Class NAV, JHF II (DFA)	139,254	1,381,400
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,058,491	9,473,490
Mid Cap Growth, Class NAV, JHIT (Wellington)	120,097	1,562,463
Mid Value, Class NAV, JHF II (T. Rowe Price)	126,684	2,030,746
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,115,851	9,350,830
Fixed income - 51.9%
Bond, Class NAV, JHSB (MIM US) (B)	1,773,017	23,811,622
Core Bond, Class NAV, JHF II (Allspring Investments)	2,078,000	22,670,980
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,253,880	9,078,095
Floating Rate Income, Class NAV, JHF II (Bain Capital)	761,842	5,751,910
High Yield, Class NAV, JHBT (MIM US) (B)	2,794,267	8,159,259
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,635,008	15,042,072
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,094,985	10,566,608
Alternative and specialty - 7.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,234,211	13,823,159

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $168,726,394)		$162,176,160
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	20,536	891,054
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Mid Cap Index Fund	64,914	$1,778,001
Fidelity Small Cap Index Fund	72,916	1,708,422

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,358,882)		$4,377,477
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	5,942	3,790
Health care - 0.0%
NMC Health PLC (C)	34	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	71	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	147	986
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	122

TOTAL COMMON STOCKS (Cost $3,638)		$4,898
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.9%
U.S. Government - 8.9%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,060,826	1,038,035
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,970,234	2,853,049
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,891,223	2,735,171
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,660,627	3,421,041
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	833,000	280,301
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	5,519,000	1,877,763
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	7,226,000	2,549,361
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	4,228,500	1,551,995

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,935,337)		$16,306,716
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	727	6
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	364	2
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	468	546
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	36	4
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	40	6
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	80	27
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	27

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	17	$2

TOTAL WARRANTS (Cost $421)		$593
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5832% (F)(G)	44,571	445,506

TOTAL SHORT-TERM INVESTMENTS (Cost $445,586)		$445,506
Total investments (Cost $193,470,258) - 100.0%		$183,311,350
Other assets and liabilities, net - 0.0%		32,635
TOTAL NET ASSETS - 100.0%		$183,343,985
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.1%
Equity - 23.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	19,960	$708,794
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	704,517	5,840,448
Disciplined Value International, Class NAV, JHIT (Boston Partners)	172,060	2,395,080
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	18,699	166,048
Equity Income, Class NAV, JHF II (T. Rowe Price)	44,225	826,116
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	182,658	1,875,901
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	14,952	858,871
Global Equity, Class NAV, JHF II (MIM US) (B)	202,979	2,157,667
Global Shareholder Yield, Class NAV, JHF III (Epoch)	173,110	1,795,155
International Dynamic Growth, Class NAV, JHIT (Axiom)	71,298	668,774
International Growth, Class NAV, JHF III (Wellington)	44,267	1,042,039
International Small Company, Class NAV, JHF II (DFA)	68,782	682,320
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	673,301	6,026,047
Mid Cap Growth, Class NAV, JHIT (Wellington)	46,566	605,822
Mid Value, Class NAV, JHF II (T. Rowe Price)	47,951	768,651
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	617,390	5,173,726
Fixed income - 58.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,425,590	19,145,676
Core Bond, Class NAV, JHF II (Allspring Investments)	1,767,082	19,278,869
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	974,099	7,052,474
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	709,094	$5,353,662
High Yield, Class NAV, JHBT (MIM US) (B)	2,182,508	6,372,922
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,531,906	14,093,535
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	844,440	8,148,850
Alternative and specialty - 7.7%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	942,086	10,551,359

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $127,822,249)		$121,588,806
UNAFFILIATED INVESTMENT COMPANIES - 1.8%
Equity - 1.8%
Fidelity International Index Fund	15,720	682,085
Fidelity Mid Cap Index Fund	38,325	1,049,733
Fidelity Small Cap Index Fund	32,771	767,815

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,443,983)		$2,499,633
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	2,849	1,817
Health care - 0.0%
NMC Health PLC (C)	20	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	42	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	86	581
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	72

TOTAL COMMON STOCKS (Cost $1,865)		$2,470
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,012,448	990,696
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,834,863	2,723,019
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,759,248	2,610,319
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,493,470	3,264,825
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	295,000	99,266
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	2,120,000	721,300
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	2,763,000	974,797
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	1,595,600	585,636
28	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,819,121)		$11,969,858
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	428	$3
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	214	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	276	322
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	21	3
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	24	4
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	47	16
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	10	1

TOTAL WARRANTS (Cost $247)		$350
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5832% (F)(G)	39,760	397,422

TOTAL SHORT-TERM INVESTMENTS (Cost $397,496)		$397,422
Total investments (Cost $144,484,961) - 100.0%		$136,458,539
Other assets and liabilities, net - 0.0%		25,659
TOTAL NET ASSETS - 100.0%		$136,484,198
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 2-28-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	Restricted security as to resale, excluding 144A securities.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	29

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$3,849,188	$19,923,234	$31,213,648	$49,499,078
Affiliated investments, at value	36,442,235	185,993,337	290,304,619	459,716,282
Total investments, at value	40,291,423	205,916,571	321,518,267	509,215,360
Dividends and interest receivable	10,826	74,727	123,584	203,681
Receivable for fund shares sold	175,881	299,049	321,618	227,311
Receivable for investments sold	697	7,894	9,455	15,726
Receivable from affiliates	670	951	1,114	1,411
Other assets	50,657	77,783	83,458	92,189
Total assets	40,530,154	206,376,975	322,057,496	509,755,678
Liabilities
Due to custodian	—	2,212	—	—
Payable for investments purchased	180,137	308,405	326,565	261,849
Payable for fund shares repurchased	77	12,139	28,306	17,269
Payable to affiliates
Accounting and legal services fees	2,981	17,042	27,259	43,247
Transfer agent fees	48	1,037	2,856	7,091
Distribution and service fees	2	238	343	1,102
Trustees’ fees	15	91	148	238
Other liabilities and accrued expenses	40,715	51,639	53,290	56,311
Total liabilities	223,975	392,803	438,767	387,107
Net assets	$40,306,179	$205,984,172	$321,618,729	$509,368,571
Net assets consist of
Paid-in capital	$45,105,211	$230,124,759	$356,583,801	$560,616,635
Total distributable earnings (loss)	(4,799,032)	(24,140,587)	(34,965,072)	(51,248,064)
Net assets	$40,306,179	$205,984,172	$321,618,729	$509,368,571
Unaffiliated investments, at cost	$4,153,252	$22,200,125	$34,973,607	$55,770,636
Affiliated investments, at cost	39,614,899	204,270,462	315,604,204	497,997,930
Total investments, at cost	43,768,151	226,470,587	350,577,811	553,768,566
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$267,331	$9,763,774	$28,923,595	$74,689,654
Shares outstanding	25,164	883,356	2,984,635	7,466,632
Net asset value and redemption price per share	$10.62	$11.05	$9.69	$10.00
Class I
Net assets	$109,823	$43,255	$86,651	$122,558
Shares outstanding	10,334	3,904	8,924	12,227
Net asset value, offering price and redemption price per share	$10.63	$11.08	$9.71	$10.02
Class R2
Net assets	$53,530	$764,915	$1,024,364	$4,358,969
Shares outstanding	5,038	69,217	105,806	435,952
Net asset value, offering price and redemption price per share	$10.62[2]	$11.05	$9.68	$10.00
Class R4
Net assets	$53,124	$63,935	$40,107	$1,505,205
Shares outstanding	5,000	5,773	4,130	150,448
Net asset value, offering price and redemption price per share	$10.62	$11.07	$9.71	$10.00
Class R5
Net assets	$113,882	$2,299,828	$3,835,486	$3,993,201
Shares outstanding	10,716	207,758	394,617	398,153
Net asset value, offering price and redemption price per share	$10.63	$11.07	$9.72	$10.03
Class R6
Net assets	$2,255,754	$19,658,482	$32,391,336	$47,486,191
Shares outstanding	212,159	1,773,611	3,333,796	4,733,133
Net asset value, offering price and redemption price per share	$10.63	$11.08	$9.72	$10.03
Class 1
Net assets	$37,452,735	$173,389,983	$255,317,190	$377,212,793
Shares outstanding	3,524,512	15,651,193	26,291,113	37,669,690
Net asset value, offering price and redemption price per share	$10.63	$11.08	$9.71	$10.01
30	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Continued
	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$11.18	$11.63	$10.20	$10.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $10.62 is calculated using Net assets of $53,530.16 and Shares outstanding of $5038.42.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	31

STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Continued

	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$82,290,360	$99,534,703	$125,519,196	$151,435,909
Affiliated investments, at value	734,496,422	778,394,681	905,274,060	1,017,729,663
Total investments, at value	816,786,782	877,929,384	1,030,793,256	1,169,165,572
Dividends and interest receivable	393,196	536,497	785,334	1,178,692
Receivable for fund shares sold	127,546	243,999	385,883	691,276
Receivable for investments sold	314,234	150,973	27,382	27,686
Receivable from affiliates	2,460	2,407	2,201	2,868
Other assets	100,958	103,930	112,977	119,857
Total assets	817,725,176	878,967,190	1,032,107,033	1,171,185,951
Liabilities
Payable for investments purchased	146,787	283,871	812,070	1,088,963
Payable for fund shares repurchased	411,271	362,417	84,988	577,332
Payable to affiliates
Accounting and legal services fees	69,802	74,614	87,864	100,486
Transfer agent fees	12,927	14,844	17,315	20,548
Distribution and service fees	1,435	1,311	2,128	2,240
Trustees’ fees	388	420	498	585
Other liabilities and accrued expenses	62,009	62,910	65,581	68,242
Total liabilities	704,619	800,387	1,070,444	1,858,396
Net assets	$817,020,557	$878,166,803	$1,031,036,589	$1,169,327,555
Net assets consist of
Paid-in capital	$846,073,115	$914,102,097	$1,080,482,980	$1,233,099,810
Total distributable earnings (loss)	(29,052,558)	(35,935,294)	(49,446,391)	(63,772,255)
Net assets	$817,020,557	$878,166,803	$1,031,036,589	$1,169,327,555
Unaffiliated investments, at cost	$92,765,392	$117,037,034	$152,626,102	$187,957,174
Affiliated investments, at cost	753,202,599	793,277,053	920,163,330	1,036,572,665
Total investments, at cost	845,967,991	910,314,087	1,072,789,432	1,224,529,839
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$138,035,294	$159,462,183	$186,158,651	$221,192,355
Shares outstanding	16,185,179	18,306,894	21,673,127	25,995,164
Net asset value and redemption price per share	$8.53	$8.71	$8.59	$8.51
Class I
Net assets	$340,894	$563,540	$92,502	$1,560,131
Shares outstanding	39,617	64,111	10,715	184,178
Net asset value, offering price and redemption price per share	$8.60	$8.79	$8.63	$8.47
Class R2
Net assets	$6,075,105	$5,521,556	$9,039,046	$9,187,504
Shares outstanding	707,876	631,231	1,045,155	1,090,851
Net asset value, offering price and redemption price per share	$8.58	$8.75	$8.65	$8.42
Class R4
Net assets	$270,263	$437,702	$180,601	$856,576
Shares outstanding	31,563	50,216	20,872	101,448
Net asset value, offering price and redemption price per share	$8.56	$8.72	$8.65	$8.44
Class R5
Net assets	$5,651,549	$5,716,013	$9,512,945	$9,857,208
Shares outstanding	654,214	649,385	1,097,129	1,165,697
Net asset value, offering price and redemption price per share	$8.64	$8.80	$8.67	$8.46
Class R6
Net assets	$65,812,913	$70,019,557	$82,588,286	$91,799,446
Shares outstanding	7,646,943	7,986,113	9,538,454	10,859,866
Net asset value, offering price and redemption price per share	$8.61	$8.77	$8.66	$8.45
Class 1
Net assets	$600,834,539	$636,446,252	$743,464,558	$834,874,335
Shares outstanding	69,718,480	72,467,429	85,733,905	98,646,862
Net asset value, offering price and redemption price per share	$8.62	$8.78	$8.67	$8.46
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.98	$9.17	$9.04	$8.96

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
32	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Continued

	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$122,582,273	$59,621,125	$20,689,684	$14,472,311
Affiliated investments, at value	835,285,129	457,991,709	162,621,666	121,986,228
Total investments, at value	957,867,402	517,612,834	183,311,350	136,458,539
Dividends and interest receivable	1,277,162	813,466	323,273	263,441
Receivable for fund shares sold	152,429	8,360	4,306	3,809
Receivable for investments sold	49,566	895,614	302,026	96,178
Receivable from affiliates	2,376	1,732	956	908
Other assets	113,076	89,723	69,446	67,197
Total assets	959,462,011	519,421,729	184,011,357	136,890,072
Liabilities
Payable for investments purchased	1,060,483	709,100	289,327	241,429
Payable for fund shares repurchased	173,804	890,378	301,901	97,233
Payable to affiliates
Accounting and legal services fees	84,664	45,899	16,289	12,057
Transfer agent fees	18,386	15,112	7,180	3,736
Distribution and service fees	1,982	1,335	115	165
Trustees’ fees	521	286	102	77
Other liabilities and accrued expenses	66,019	58,924	52,458	51,177
Total liabilities	1,405,859	1,721,034	667,372	405,874
Net assets	$958,056,152	$517,700,695	$183,343,985	$136,484,198
Net assets consist of
Paid-in capital	$1,018,166,517	$556,738,882	$195,874,959	$147,314,641
Total distributable earnings (loss)	(60,110,365)	(39,038,187)	(12,530,974)	(10,830,443)
Net assets	$958,056,152	$517,700,695	$183,343,985	$136,484,198
Unaffiliated investments, at cost	$153,729,159	$73,338,267	$24,298,278	$16,265,216
Affiliated investments, at cost	856,335,493	476,680,725	169,171,980	128,219,745
Total investments, at cost	1,010,064,652	550,018,992	193,470,258	144,484,961
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$198,366,895	$166,150,960	$79,532,571	$40,929,544
Shares outstanding	24,133,089	22,055,480	11,366,514	5,742,732
Net asset value and redemption price per share	$8.22	$7.53	$7.00	$7.13
Class I
Net assets	$2,192,249	$316,368	$738,210	$432,654
Shares outstanding	268,345	41,970	105,638	60,800
Net asset value, offering price and redemption price per share	$8.17	$7.54	$6.99	$7.12
Class R2
Net assets	$8,020,326	$5,444,927	$482,389	$492,268
Shares outstanding	985,104	727,458	69,447	69,189
Net asset value, offering price and redemption price per share	$8.14	$7.48	$6.95	$7.11
Class R4
Net assets	$651,788	$312,413	$17,011	$56,991
Shares outstanding	79,694	41,781	2,429	8,010
Net asset value, offering price and redemption price per share	$8.18	$7.48	$7.00	$7.12[2]
Class R5
Net assets	$9,618,543	$7,403,069	$545,134	$1,642,698
Shares outstanding	1,179,029	985,164	78,128	230,935
Net asset value, offering price and redemption price per share	$8.16	$7.51	$6.98	$7.11
Class R6
Net assets	$65,963,963	$32,409,358	$9,362,621	$9,800,660
Shares outstanding	8,095,786	4,325,770	1,340,089	1,375,797
Net asset value, offering price and redemption price per share	$8.15	$7.49	$6.99	$7.12
Class 1
Net assets	$673,242,388	$305,663,600	$92,666,049	$83,129,383
Shares outstanding	82,493,129	40,697,531	13,271,301	11,672,672
Net asset value, offering price and redemption price per share	$8.16	$7.51	$6.98	$7.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$8.65	$7.93	$7.37	$7.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $7.12 is calculated using Net assets of $56,991.13 and Shares outstanding of $8,009.84.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	33

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$366,214	$1,992,516	$3,165,996	$5,008,707
Dividends from unaffiliated investments	43,180	237,363	380,520	600,598
Interest	10,997	72,346	116,557	185,280
Other income received from advisor	11,105	64,573	88,044	115,599
Total investment income	431,496	2,366,798	3,751,117	5,910,184
Expenses
Investment management fees	35,316	201,793	322,398	510,724
Distribution and service fees	8,397	57,608	107,402	213,827
Accounting and legal services fees	3,222	18,699	29,992	47,668
Transfer agent fees	249	6,169	17,466	43,265
Trustees’ fees	396	2,352	3,802	6,051
Custodian fees	15,153	15,897	15,897	15,897
State registration fees	45,937	43,822	44,428	41,185
Printing and postage	9,248	8,234	8,826	9,823
Professional fees	18,375	25,478	27,418	30,426
Other	6,900	8,945	9,965	11,744
Total expenses	143,193	388,997	587,594	930,610
Less expense reductions	(134,574)	(325,255)	(462,747)	(674,204)
Net expenses	8,619	63,742	124,847	256,406
Net investment income	422,877	2,303,056	3,626,270	5,653,778
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(125,700)	(563,835)	(914,419)	(1,356,763)
Affiliated investments	(2,012,140)	(7,522,351)	(12,752,327)	(16,556,068)
Capital gain distributions received from affiliated investments	1,584,809	8,599,996	13,670,377	21,640,339
	(553,031)	513,810	3,631	3,727,508
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	82,903	263,305	369,451	482,744
Affiliated investments	1,208,470	3,290,878	5,748,001	5,659,186
	1,291,373	3,554,183	6,117,452	6,141,930
Net realized and unrealized gain	738,342	4,067,993	6,121,083	9,869,438
Increase in net assets from operations	$1,161,219	$6,371,049	$9,747,353	$15,523,216
34	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Continued
	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$8,321,683	$9,527,625	$12,203,240	$15,476,018
Dividends from unaffiliated investments	933,934	892,884	945,155	1,011,931
Interest	370,788	694,151	1,120,173	1,482,467
Other income received from advisor	245,685	188,953	91,095	127,910
Total investment income	9,872,090	11,303,613	14,359,663	18,098,326
Expenses
Investment management fees	844,116	940,049	1,169,029	1,382,919
Distribution and service fees	364,460	402,644	477,306	556,810
Accounting and legal services fees	76,967	82,285	96,923	110,897
Transfer agent fees	78,377	90,681	105,873	126,773
Trustees’ fees	9,781	10,479	12,376	14,200
Custodian fees	15,897	15,897	15,897	15,897
State registration fees	40,797	42,288	40,922	41,097
Printing and postage	10,706	10,705	11,201	11,648
Professional fees	35,403	36,327	38,845	41,302
Other	14,505	15,059	16,430	17,814
Total expenses	1,491,009	1,646,414	1,984,802	2,319,357
Less expense reductions	(1,048,297)	(1,153,288)	(1,401,709)	(1,636,171)
Net expenses	442,712	493,126	583,093	683,186
Net investment income	9,429,378	10,810,487	13,776,570	17,415,140
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,271,017)	(3,604,710)	(5,612,627)	(7,796,147)
Affiliated investments	(17,598,459)	(16,940,387)	(17,170,285)	(17,711,454)
Capital gain distributions received from affiliated investments	33,795,969	32,515,974	34,639,891	34,826,030
	13,926,493	11,970,877	11,856,979	9,318,429
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	242,214	(959,083)	(2,102,089)	(2,546,672)
Affiliated investments	688,962	332,227	(2,415,479)	(3,201,576)
	931,176	(626,856)	(4,517,568)	(5,748,248)
Net realized and unrealized gain	14,857,669	11,344,021	7,339,411	3,570,181
Increase in net assets from operations	$24,287,047	$22,154,508	$21,115,981	$20,985,321
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	35

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Continued
	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$14,689,789	$8,762,037	$3,313,682	$2,589,688
Dividends from unaffiliated investments	604,161	280,035	68,631	45,180
Interest	1,199,422	524,375	144,179	74,655
Other income received from advisor	95,621	60,936	23,004	23,279
Total investment income	16,588,993	9,627,383	3,549,496	2,732,802
Expenses
Investment management fees	1,237,547	706,118	256,015	193,205
Distribution and service fees	491,769	344,187	145,917	84,574
Accounting and legal services fees	93,725	50,852	18,044	13,320
Transfer agent fees	115,279	95,521	46,030	23,744
Trustees’ fees	12,144	6,585	2,336	1,723
Custodian fees	15,897	15,897	15,897	15,897
State registration fees	41,624	40,248	39,689	41,851
Printing and postage	11,463	10,811	9,658	8,898
Professional fees	38,617	31,215	25,511	24,675
Other	16,737	12,794	9,327	8,763
Total expenses	2,074,802	1,314,228	568,424	416,650
Less expense reductions	(1,468,083)	(874,659)	(376,484)	(308,358)
Net expenses	606,719	439,569	191,940	108,292
Net investment income	15,982,274	9,187,814	3,357,556	2,624,510
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(6,929,214)	(3,197,008)	(954,877)	(511,362)
Affiliated investments	(13,578,532)	(5,853,047)	(1,861,787)	(1,595,164)
Capital gain distributions received from affiliated investments	25,274,079	11,092,661	3,290,476	2,045,086
	4,766,333	2,042,606	473,812	(61,440)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,788,955)	(511,443)	(52,804)	34,882
Affiliated investments	(5,560,770)	(4,225,049)	(1,736,671)	(1,141,375)
	(7,349,725)	(4,736,492)	(1,789,475)	(1,106,493)
Net realized and unrealized loss	(2,583,392)	(2,693,886)	(1,315,663)	(1,167,933)
Increase in net assets from operations	$13,398,882	$6,493,928	$2,041,893	$1,456,577
36	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2065 Lifetime Portfolio		Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$422,877	$228,568	$2,303,056	$2,386,115	$3,626,270	$4,003,548
Net realized gain (loss)	(553,031)	805,720	513,810	25,154,493	3,631	44,552,842
Change in net unrealized appreciation (depreciation)	1,291,373	(5,713,999)	3,554,183	(67,722,589)	6,117,452	(115,402,629)
Increase (decrease) in net assets resulting from operations	1,161,219	(4,679,711)	6,371,049	(40,181,981)	9,747,353	(66,846,239)
Distributions to shareholders
From earnings
Class A	(8,169)	(6,536)	(1,133,010)	(987,289)	(3,574,242)	(3,243,767)
Class I	(4,480)	(2,284)	(5,843)	(5,471)	(11,481)	(14,602)
Class R2	(2,192)	(2,185)	(85,120)	(54,787)	(124,787)	(99,159)
Class R4	(2,240)	(2,258)	(8,223)	(9,723)	(5,675)	(5,344)
Class R5	(4,022)	(2,397)	(173,313)	(99,860)	(399,896)	(280,501)
Class R6	(83,657)	(39,033)	(2,198,298)	(1,443,296)	(3,954,395)	(3,176,122)
Class 1	(1,495,583)	(609,369)	(21,003,115)	(15,612,019)	(33,044,014)	(25,964,198)
Total distributions	(1,600,343)	(664,062)	(24,606,922)	(18,212,445)	(41,114,490)	(32,783,693)
Portfolio share transactions
From portfolio share transactions	11,148,702	23,366,727	33,738,965	41,263,279	41,715,454	51,238,315
Total increase (decrease)	10,709,578	18,022,954	15,503,092	(17,131,147)	10,348,317	(48,391,617)
Net assets
Beginning of period	29,596,601	11,573,647	190,481,080	207,612,227	311,270,412	359,662,029
End of period	$40,306,179	$29,596,601	$205,984,172	$190,481,080	$321,618,729	$311,270,412
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	37

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2050 Lifetime Portfolio		Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$5,653,778	$6,542,515	$9,429,378	$11,236,948	$10,810,487	$13,687,220
Net realized gain	3,727,508	82,917,691	13,926,493	161,741,970	11,970,877	163,935,655
Change in net unrealized appreciation (depreciation)	6,141,930	(201,176,098)	931,176	(354,116,506)	(626,856)	(369,179,746)
Increase (decrease) in net assets resulting from operations	15,523,216	(111,715,892)	24,287,047	(181,137,588)	22,154,508	(191,556,871)
Distributions to shareholders
From earnings
Class A	(11,152,688)	(8,398,965)	(25,774,536)	(14,479,270)	(28,342,793)	(17,377,221)
Class I	(20,774)	(17,197)	(58,260)	(26,764)	(98,153)	(116,888)
Class R2	(621,436)	(435,447)	(1,111,913)	(558,282)	(935,236)	(575,114)
Class R4	(221,142)	(150,453)	(48,987)	(22,664)	(75,603)	(38,063)
Class R5	(448,397)	(208,736)	(888,773)	(481,575)	(911,042)	(394,633)
Class R6	(7,020,412)	(5,001,548)	(12,102,926)	(6,350,938)	(12,455,339)	(7,190,630)
Class 1	(58,126,941)	(40,531,758)	(115,046,760)	(62,579,329)	(114,920,501)	(68,290,627)
Total distributions	(77,611,790)	(54,744,104)	(155,032,155)	(84,498,822)	(157,738,667)	(93,983,176)
Portfolio share transactions
From portfolio share transactions	73,197,620	53,523,682	136,258,540	60,528,012	145,080,499	49,808,278
Total increase (decrease)	11,109,046	(112,936,314)	5,513,432	(205,108,398)	9,496,340	(235,731,769)
Net assets
Beginning of period	498,259,525	611,195,839	811,507,125	1,016,615,523	868,670,463	1,104,402,232
End of period	$509,368,571	$498,259,525	$817,020,557	$811,507,125	$878,166,803	$868,670,463
38	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2035 Lifetime Portfolio		Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$13,776,570	$18,268,469	$17,415,140	$25,494,046	$15,982,274	$27,146,399
Net realized gain	11,856,979	172,600,036	9,318,429	169,026,253	4,766,333	131,553,255
Change in net unrealized appreciation (depreciation)	(4,517,568)	(407,493,989)	(5,748,248)	(428,171,088)	(7,349,725)	(341,140,145)
Increase (decrease) in net assets resulting from operations	21,115,981	(216,625,484)	20,985,321	(233,650,789)	13,398,882	(182,440,491)
Distributions to shareholders
From earnings
Class A	(30,272,074)	(21,440,560)	(32,082,259)	(24,251,515)	(27,179,952)	(24,538,038)
Class I	(15,063)	(8,047)	(281,455)	(144,126)	(308,913)	(248,727)
Class R2	(1,363,042)	(908,330)	(1,298,285)	(1,018,903)	(1,085,877)	(1,141,677)
Class R4	(28,822)	(14,662)	(123,134)	(79,854)	(94,710)	(72,877)
Class R5	(1,312,676)	(542,443)	(1,277,495)	(758,154)	(975,359)	(637,503)
Class R6	(13,428,691)	(8,777,191)	(13,467,532)	(9,475,149)	(9,188,003)	(7,967,594)
Class 1	(123,505,373)	(84,491,184)	(126,482,435)	(93,446,526)	(97,655,814)	(91,161,204)
Total distributions	(169,925,741)	(116,182,417)	(175,012,595)	(129,174,227)	(136,488,628)	(125,767,620)
Portfolio share transactions
From portfolio share transactions	150,490,141	55,501,927	143,234,005	59,676,191	60,235,280	(22,218,484)
Total increase (decrease)	1,680,381	(277,305,974)	(10,793,269)	(303,148,825)	(62,854,466)	(330,426,595)
Net assets
Beginning of period	1,029,356,208	1,306,662,182	1,180,120,824	1,483,269,649	1,020,910,618	1,351,337,213
End of period	$1,031,036,589	$1,029,356,208	$1,169,327,555	$1,180,120,824	$958,056,152	$1,020,910,618
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	39

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2020 Lifetime Portfolio		Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$9,187,814	$17,104,016	$3,357,556	$6,517,473	$2,624,510	$4,965,646
Net realized gain (loss)	2,042,606	60,066,822	473,812	18,142,409	(61,440)	9,597,679
Change in net unrealized appreciation (depreciation)	(4,736,492)	(165,736,012)	(1,789,475)	(52,785,270)	(1,106,493)	(31,902,910)
Increase (decrease) in net assets resulting from operations	6,493,928	(88,565,174)	2,041,893	(28,125,388)	1,456,577	(17,339,585)
Distributions to shareholders
From earnings
Class A	(20,696,786)	(23,049,342)	(9,295,874)	(9,080,767)	(3,789,740)	(3,828,342)
Class I	(58,941)	(114,808)	(88,168)	(78,908)	(40,247)	(36,523)
Class R2	(658,324)	(624,960)	(63,668)	(76,591)	(51,882)	(42,996)
Class R4	(37,351)	(68,277)	(2,231)	(937)	(5,258)	(4,495)
Class R5	(939,893)	(1,020,849)	(61,495)	(24,087)	(154,650)	(55,038)
Class R6	(4,137,884)	(4,200,764)	(1,160,167)	(1,145,882)	(952,770)	(933,182)
Class 1	(40,183,832)	(47,060,867)	(11,151,614)	(12,265,294)	(8,189,002)	(8,647,605)
Total distributions	(66,713,011)	(76,139,867)	(21,823,217)	(22,672,466)	(13,183,549)	(13,548,181)
Portfolio share transactions
From portfolio share transactions	27,798,291	(41,254,135)	5,692,674	(15,226,002)	4,677,791	(4,520,143)
Total decrease	(32,420,792)	(205,959,176)	(14,088,650)	(66,023,856)	(7,049,181)	(35,407,909)
Net assets
Beginning of period	550,121,487	756,080,663	197,432,635	263,456,491	143,533,379	178,941,288
End of period	$517,700,695	$550,121,487	$183,343,985	$197,432,635	$136,484,198	$143,533,379
40	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multimanager 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	10.73	0.11[7]	0.20	0.31	(0.08)	(0.34)	(0.42)	10.62	3.08[8]	1.20[9]	0.41[9]	1.06[7,9]	267	15
08-31-2022	13.58	0.10[7]	(2.53)	(2.43)	(0.10)	(0.32)	(0.42)	10.73	(18.51)	1.40	0.42	0.80[7]	190	52
08-31-2021[10]	10.00	0.06[7]	3.62	3.68	(0.05)	(0.05)	(0.10)	13.58	36.98[8]	5.26[9]	0.42[9]	0.51[7,9]	146	33
Class I
02-28-2023[6]	10.75	0.16[7]	0.17	0.33	(0.11)	(0.34)	(0.45)	10.63	3.31[8]	0.90[9]	0.11[9]	2.09[7,9]	110	15
08-31-2022	13.61	0.15[7]	(2.55)	(2.40)	(0.14)	(0.32)	(0.46)	10.75	(18.29)	1.10	0.12	1.19[7]	54	52
08-31-2021[10]	10.00	0.13[7]	3.59	3.72	(0.06)	(0.05)	(0.11)	13.61	37.39[8]	4.96[9]	0.12[9]	1.13[7,9]	68	33
Class R2
02-28-2023[6]	10.74	0.11[7]	0.21	0.32	(0.10)	(0.34)	(0.44)	10.62	3.16[8]	1.05[9]	0.26[9]	1.17[7,9]	54	15
08-31-2022	13.59	0.13[7]	(2.54)	(2.41)	(0.12)	(0.32)	(0.44)	10.74	(18.36)	1.25	0.26	1.05[7]	54	52
08-31-2021[10]	10.00	0.11[7]	3.59	3.70	(0.06)	(0.05)	(0.11)	13.59	37.14[8]	5.11[9]	0.26[9]	0.98[7,9]	68	33
Class R4
02-28-2023[6]	10.75	0.12[7]	0.20	0.32	(0.11)	(0.34)	(0.45)	10.62	3.18[8]	1.05[9]	0.16[9]	1.27[7,9]	53	15
08-31-2022	13.60	0.14[7]	(2.54)	(2.40)	(0.13)	(0.32)	(0.45)	10.75	(18.26)	1.25	0.16	1.15[7]	54	52
08-31-2021[10]	10.00	0.12[7]	3.59	3.71	(0.06)	(0.05)	(0.11)	13.60	37.28[8]	5.11[9]	0.16[9]	1.09[7,9]	68	33
Class R5
02-28-2023[6]	10.76	0.13[7]	0.20	0.33	(0.12)	(0.34)	(0.46)	10.63	3.33[8]	0.81[9]	0.03[9]	1.42[7,9]	114	15
08-31-2022	13.62	0.15[7]	(2.54)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.19)	1.00	0.01	1.21[7]	76	52
08-31-2021[10]	10.00	0.14[7]	3.59	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	1.23[7,9]	68	33
Class R6
02-28-2023[6]	10.76	0.13[7]	0.20	0.33	(0.12)	(0.34)	(0.46)	10.63	3.31[8]	0.80[9]	0.01[9]	1.39[7,9]	2,256	15
08-31-2022	13.62	0.14[7]	(2.53)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.20)	1.00	0.01	1.16[7]	1,601	52
08-31-2021[10]	10.00	0.11[7]	3.62	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	0.98[7,9]	197	33
Class 1
02-28-2023[6]	10.76	0.13[7]	0.20	0.33	(0.12)	(0.34)	(0.46)	10.63	3.28[8]	0.84[9]	0.05[9]	1.50[7,9]	37,453	15
08-31-2022	13.61	0.12[7]	(2.51)	(2.39)	(0.14)	(0.32)	(0.46)	10.76	(18.17)	1.04	0.05	1.05[7]	27,569	52
08-31-2021[10]	10.00	0.05[7]	3.67	3.72	(0.06)	(0.05)	(0.11)	13.61	37.41[8]	4.90[9]	0.05[9]	0.42[7,9]	10,959	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01 and $0.01 per share and 0.07%, 0.08% and 0.11%, for the periods ended 2-28-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 9-23-20 (commencement of operations) to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	41

Financial highlights continued
Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	12.21	0.11[7]	0.19	0.30	(0.09)	(1.37)	(1.46)	11.05	3.07[8]	0.75[9]	0.41[9]	1.05[7,9]	9,764	10
08-31-2022	16.34	0.12[7]	(2.90)	(2.78)	(0.14)	(1.21)	(1.35)	12.21	(18.57)	0.73	0.42	0.88[7]	9,500	49
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.12)	(0.39)	(0.51)	16.34	29.07	0.71	0.42	0.69[7]	12,113	19
08-31-2020	11.88	0.14[7]	1.85	1.99	(0.18)	(0.57)	(0.75)	13.12	17.20	0.84	0.43	1.20[7]	5,383	27
08-31-2019	12.91	0.14[7]	(0.41)	(0.27)	(0.16)	(0.60)	(0.76)	11.88	(1.30)	0.88	0.41	1.22[7]	2,136	27
08-31-2018	12.12	0.13[7]	1.19	1.32	(0.15)	(0.38)	(0.53)	12.91	11.08	1.09	0.41	1.06[7]	1,497	21
Class I
02-28-2023[6]	12.26	0.14[7]	0.18	0.32	(0.13)	(1.37)	(1.50)	11.08	3.23[8]	0.45[9]	0.11[9]	1.44[7,9]	43	10
08-31-2022	16.39	0.18[7]	(2.91)	(2.73)	(0.18)	(1.22)	(1.40)	12.26	(18.26)	0.43	0.12	1.23[7]	48	49
08-31-2021	13.16	0.16[7]	3.62	3.78	(0.16)	(0.39)	(0.55)	16.39	29.38	0.41	0.11	1.10[7]	66	19
08-31-2020	11.91	0.22[7]	1.82	2.04	(0.22)	(0.57)	(0.79)	13.16	17.60	0.54	0.13	1.82[7]	53	27
08-31-2019	12.95	0.20[7]	(0.45)	(0.25)	(0.19)	(0.60)	(0.79)	11.91	(1.06)	0.59	0.13	1.66[7]	47	27
08-31-2018	12.15	0.15[7]	1.22	1.37	(0.19)	(0.38)	(0.57)	12.95	11.45	0.79	0.11	1.20[7]	51	21
Class R2
02-28-2023[6]	12.20	0.11[7]	0.19	0.30	(0.08)	(1.37)	(1.45)	11.05	3.04[8]	0.84[9]	0.51[9]	0.93[7,9]	765	10
08-31-2022	16.33	0.10[7]	(2.89)	(2.79)	(0.12)	(1.22)	(1.34)	12.20	(18.65)	0.83	0.51	0.71[7]	706	49
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.13)	(0.39)	(0.52)	16.33	29.02	0.78	0.49	0.65[7]	646	19
08-31-2020	11.88	0.17[7]	1.83	2.00	(0.19)	(0.57)	(0.76)	13.12	17.24	0.83	0.41	1.43[7]	156	27
08-31-2019	12.92	0.16[7]	(0.43)	(0.27)	(0.17)	(0.60)	(0.77)	11.88	(1.27)	0.83	0.36	1.31[7]	95	27
08-31-2018	12.14	0.13[7]	1.20	1.33	(0.17)	(0.38)	(0.55)	12.92	11.13	0.98	0.30	1.03[7]	73	21
Class R4
02-28-2023[6]	12.24	0.13[7]	0.18	0.31	(0.11)	(1.37)	(1.48)	11.07	3.14[8]	0.63[9]	0.19[9]	1.28[7,9]	64	10
08-31-2022	16.37	0.17[7]	(2.91)	(2.74)	(0.17)	(1.22)	(1.39)	12.24	(18.36)	0.62	0.21	1.16[7]	72	49
08-31-2021	13.14	0.14[7]	3.63	3.77	(0.15)	(0.39)	(0.54)	16.37	29.37	0.58	0.18	0.96[7]	152	19
08-31-2020	11.90	0.21[7]	1.82	2.03	(0.22)	(0.57)	(0.79)	13.14	17.47	0.68	0.16	1.75[7]	74	27
08-31-2019	12.93	0.19[7]	(0.43)	(0.24)	(0.19)	(0.60)	(0.79)	11.90	(1.00)	0.73	0.16	1.59[7]	55	27
08-31-2018	12.14	0.15[7]	1.20	1.35	(0.18)	(0.38)	(0.56)	12.93	11.33	0.94	0.16	1.19[7]	56	21
Class R5
02-28-2023[6]	12.26	0.12[7]	0.19	0.31	(0.13)	(1.37)	(1.50)	11.07	3.21[8]	0.39[9]	0.06[9]	1.16[7,9]	2,300	10
08-31-2022	16.39	0.17[7]	(2.89)	(2.72)	(0.19)	(1.22)	(1.41)	12.26	(18.21)	0.37	0.06	1.27[7]	1,261	49
08-31-2021	13.15	0.17[7]	3.62	3.79	(0.16)	(0.39)	(0.55)	16.39	29.53	0.36	0.06	1.17[7]	424	19
08-31-2020	11.90	0.18[7]	1.87	2.05	(0.23)	(0.57)	(0.80)	13.15	17.67	0.48	0.06	1.55[7]	382	27
08-31-2019	12.94	0.17[7]	(0.41)	(0.24)	(0.20)	(0.60)	(0.80)	11.90	(0.96)	0.53	0.06	1.44[7]	168	27
08-31-2018	12.16	0.16[7]	1.20	1.36	(0.20)	(0.38)	(0.58)	12.94	11.37	0.72	0.04	1.28[7]	118	21
Class R6
02-28-2023[6]	12.27	0.14[7]	0.18	0.32	(0.14)	(1.37)	(1.51)	11.08	3.26[8]	0.34[9]	0.01[9]	1.41[7,9]	19,658	10
08-31-2022	16.41	0.17[7]	(2.89)	(2.72)	(0.20)	(1.22)	(1.42)	12.27	(18.21)	0.32	0.01	1.25[7]	16,811	49
08-31-2021	13.17	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.41	29.54	0.31	0.01	1.16[7]	10,594	19
08-31-2020	11.92	0.19[7]	1.87	2.06	(0.24)	(0.57)	(0.81)	13.17	17.71	0.43	—	1.61[7]	3,805	27
08-31-2019	12.95	0.22[7]	(0.45)	(0.23)	(0.20)	(0.60)	(0.80)	11.92	(0.86)	0.48	—	1.84[7]	1,611	27
08-31-2018	12.16	0.14[7]	1.23	1.37	(0.20)	(0.38)	(0.58)	12.95	11.47	0.69	—	1.10[7]	1,402	21
42	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2060 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	12.26	0.14[7]	0.18	0.32	(0.13)	(1.37)	(1.50)	11.08	3.30[8]	0.38[9]	0.05[9]	1.45[7,9]	173,390	10
08-31-2022	16.40	0.17[7]	(2.90)	(2.73)	(0.19)	(1.22)	(1.41)	12.26	(18.26)	0.36	0.05	1.21[7]	162,083	49
08-31-2021	13.16	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.40	29.52	0.35	0.05	1.12[7]	183,616	19
08-31-2020	11.91	0.21[7]	1.84	2.05	(0.23)	(0.57)	(0.80)	13.16	17.66	0.47	0.05	1.74[7]	128,704	27
08-31-2019	12.94	0.18[7]	(0.41)	(0.23)	(0.20)	(0.60)	(0.80)	11.91	(0.92)	0.52	0.05	1.55[7]	79,730	27
08-31-2018	12.15	0.18[7]	1.19	1.37	(0.20)	(0.38)	(0.58)	12.94	11.43	0.73	0.05	1.40[7]	51,555	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.02, $0.01, $0.02 and $0.02 per share and 0.07%, 0.09%, 0.12%, 0.13%, 0.17% and 0.20%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	43

Financial highlights continued
Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	10.79	0.10[7]	0.16	0.26	(0.07)	(1.29)	(1.36)	9.69	3.05[8]	0.71[9]	0.41[9]	1.02[7,9]	28,924	11
08-31-2022	14.51	0.11[7]	(2.56)	(2.45)	(0.12)	(1.15)	(1.27)	10.79	(18.54)	0.69	0.42	0.87[7]	29,003	48
08-31-2021	11.72	0.09[7]	3.21	3.30	(0.10)	(0.41)	(0.51)	14.51	28.87	0.66	0.42	0.71[7]	38,649	20
08-31-2020	10.83	0.14[7]	1.67	1.81	(0.17)	(0.75)	(0.92)	11.72	17.26	0.71	0.43	1.34[7]	23,530	30
08-31-2019	12.19	0.14[7]	(0.45)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.30)	0.68	0.41	1.25[7]	13,755	29
08-31-2018	11.59	0.14[7]	1.12	1.26	(0.16)	(0.50)	(0.66)	12.19	11.09	0.67	0.41	1.21[7]	11,328	14
Class I
02-28-2023[6]	10.83	0.12[7]	0.15	0.27	(0.10)	(1.29)	(1.39)	9.71	3.19[8]	0.41[9]	0.11[9]	1.32[7,9]	87	11
08-31-2022	14.56	0.15[7]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.83	(18.29)	0.39	0.12	1.17[7]	101	48
08-31-2021	11.75	0.13[7]	3.22	3.35	(0.13)	(0.41)	(0.54)	14.56	29.27	0.36	0.11	0.95[7]	135	20
08-31-2020	10.86	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.75	17.57	0.41	0.13	1.80[7]	69	30
08-31-2019	12.22	0.18[7]	(0.45)	(0.27)	(0.20)	(0.89)	(1.09)	10.86	(1.01)	0.39	0.13	1.62[7]	57	29
08-31-2018	11.62	0.15[7]	1.14	1.29	(0.19)	(0.50)	(0.69)	12.22	11.47	0.37	0.11	1.24[7]	54	14
Class R2
02-28-2023[6]	10.78	0.10[7]	0.15	0.25	(0.06)	(1.29)	(1.35)	9.68	2.95[8]	0.81[9]	0.51[9]	0.97[7,9]	1,024	11
08-31-2022	14.50	0.10[7]	(2.56)	(2.46)	(0.11)	(1.15)	(1.26)	10.78	(18.61)	0.78	0.51	0.78[7]	936	48
08-31-2021	11.71	0.10[7]	3.19	3.29	(0.09)	(0.41)	(0.50)	14.50	28.79	0.75	0.51	0.78[7]	1,054	20
08-31-2020	10.83	0.14[7]	1.65	1.79	(0.16)	(0.75)	(0.91)	11.71	17.07	0.80	0.52	1.35[7]	806	30
08-31-2019	12.19	0.11[7]	(0.42)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.35)	0.78	0.51	1.05[7]	602	29
08-31-2018	11.61	0.05[7]	1.20	1.25	(0.17)	(0.50)	(0.67)	12.19	10.98	0.72	0.46	0.41[7]	436	14
Class R4
02-28-2023[6]	10.83	0.12[7]	0.15	0.27	(0.10)	(1.29)	(1.39)	9.71	3.13[8]	0.56[9]	0.16[9]	1.39[7,9]	40	11
08-31-2022	14.55	0.15[7]	(2.58)	(2.43)	(0.14)	(1.15)	(1.29)	10.83	(18.27)	0.53	0.16	1.19[7]	44	48
08-31-2021	11.74	0.14[7]	3.20	3.34	(0.12)	(0.41)	(0.53)	14.55	29.19	0.50	0.16	1.05[7]	59	20
08-31-2020	10.85	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.74	17.53	0.55	0.16	1.83[7]	48	30
08-31-2019	12.22	0.18[7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.85	(1.04)	0.53	0.16	1.65[7]	44	29
08-31-2018	11.62	0.14[7]	1.14	1.28	(0.18)	(0.50)	(0.68)	12.22	11.32	0.52	0.16	1.18[7]	51	14
Class R5
02-28-2023[6]	10.85	0.11[7]	0.16	0.27	(0.11)	(1.29)	(1.40)	9.72	3.16[8]	0.35[9]	0.06[9]	1.31[7,9]	3,835	11
08-31-2022	14.58	0.16[7]	(2.57)	(2.41)	(0.17)	(1.15)	(1.32)	10.85	(18.21)	0.33	0.06	1.32[7]	2,940	48
08-31-2021	11.76	0.16[7]	3.21	3.37	(0.14)	(0.41)	(0.55)	14.58	29.41	0.30	0.06	1.17[7]	1,337	20
08-31-2020	10.86	0.17[7]	1.69	1.86	(0.21)	(0.75)	(0.96)	11.76	17.72	0.35	0.06	1.59[7]	195	30
08-31-2019	12.23	0.18[7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.86	(0.97)	0.33	0.06	1.61[7]	97	29
08-31-2018	11.64	0.17[7]	1.12	1.29	(0.20)	(0.50)	(0.70)	12.23	11.35	0.31	0.05	1.43[7]	223	14
Class R6
02-28-2023[6]	10.85	0.12[7]	0.15	0.27	(0.11)	(1.29)	(1.40)	9.72	3.23[8]	0.31[9]	0.01[9]	1.31[7,9]	32,391	11
08-31-2022	14.58	0.16[7]	(2.56)	(2.40)	(0.18)	(1.15)	(1.33)	10.85	(18.17)	0.28	0.01	1.27[7]	31,635	48
08-31-2021	11.76	0.15[7]	3.23	3.38	(0.15)	(0.41)	(0.56)	14.58	29.47	0.25	0.01	1.11[7]	25,449	20
08-31-2020	10.87	0.18[7]	1.68	1.86	(0.22)	(0.75)	(0.97)	11.76	17.68	0.30	—	1.74[7]	10,042	30
08-31-2019	12.23	0.18[7]	(0.44)	(0.26)	(0.21)	(0.89)	(1.10)	10.87	(0.80)	0.28	—	1.65[7]	5,437	29
08-31-2018	11.63	0.13[7]	1.17	1.30	(0.20)	(0.50)	(0.70)	12.23	11.48	0.27	—	1.07[7]	3,277	14
44	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	10.84	0.12[7]	0.15	0.27	(0.11)	(1.29)	(1.40)	9.71	3.18[8]	0.35[9]	0.05[9]	1.44[7,9]	255,317	11
08-31-2022	14.57	0.15[7]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.84	(18.22)	0.32	0.05	1.22[7]	246,611	48
08-31-2021	11.75	0.15[7]	3.22	3.37	(0.14)	(0.41)	(0.55)	14.57	29.44	0.29	0.05	1.14[7]	292,979	20
08-31-2020	10.86	0.19[7]	1.66	1.85	(0.21)	(0.75)	(0.96)	11.75	17.63	0.34	0.05	1.81[7]	235,255	30
08-31-2019	12.23	0.18[7]	(0.45)	(0.27)	(0.21)	(0.89)	(1.10)	10.86	(0.94)	0.31	0.05	1.63[7]	186,409	29
08-31-2018	11.63	0.19[7]	1.11	1.30	(0.20)	(0.50)	(0.70)	12.23	11.42	0.31	0.05	1.57[7]	170,628	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.02, $0.01, $0.02 and $0.02 per share and 0.06%, 0.08%, 0.11%, 0.12%, 0.16% and 0.19%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	45

Financial highlights continued
Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	11.48	0.11[7]	0.15	0.26	(0.08)	(1.66)	(1.74)	10.00	3.03[8]	0.68[9]	0.41[9]	1.04[7,9]	74,690	10
08-31-2022	15.43	0.12[7]	(2.73)	(2.61)	(0.12)	(1.22)	(1.34)	11.48	(18.56)	0.66	0.42	0.88[7]	74,589	48
08-31-2021	12.51	0.10[7]	3.42	3.52	(0.12)	(0.48)	(0.60)	15.43	28.92	0.63	0.42	0.75[7]	99,779	19
08-31-2020	11.65	0.16[7]	1.77	1.93	(0.18)	(0.89)	(1.07)	12.51	17.20	0.66	0.43	1.42[7]	73,101	31
08-31-2019	13.29	0.15[7]	(0.51)	(0.36)	(0.16)	(1.12)	(1.28)	11.65	(1.33)	0.62	0.41	1.28[7]	54,552	31
08-31-2018	12.73	0.16[7]	1.20	1.36	(0.17)	(0.63)	(0.80)	13.29	11.00	0.59	0.41	1.22[7]	53,484	18
Class I
02-28-2023[6]	11.52	0.13[7]	0.14	0.27	(0.11)	(1.66)	(1.77)	10.02	3.17[8]	0.38[9]	0.11[9]	1.40[7,9]	123	10
08-31-2022	15.48	0.18[7]	(2.75)	(2.57)	(0.17)	(1.22)	(1.39)	11.52	(18.31)	0.36	0.12	1.32[7]	134	48
08-31-2021	12.55	0.09[7]	3.48	3.57	(0.16)	(0.48)	(0.64)	15.48	29.32	0.33	0.11	0.64[7]	187	19
08-31-2020	11.68	0.18[7]	1.80	1.98	(0.22)	(0.89)	(1.11)	12.55	17.49	0.36	0.13	1.53[7]	67	31
08-31-2019	13.32	0.27[7]	(0.59)	(0.32)	(0.20)	(1.12)	(1.32)	11.68	(0.96)	0.33	0.13	2.33[7]	56	31
08-31-2018	12.75	0.18[7]	1.23	1.41	(0.21)	(0.63)	(0.84)	13.32	11.29	0.29	0.11	1.34[7]	61	18
Class R2
02-28-2023[6]	11.47	0.10[7]	0.16	0.26	(0.07)	(1.66)	(1.73)	10.00	3.02[8]	0.77[9]	0.50[9]	0.98[7,9]	4,359	10
08-31-2022	15.42	0.10[7]	(2.72)	(2.62)	(0.11)	(1.22)	(1.33)	11.47	(18.64)	0.75	0.51	0.75[7]	3,904	48
08-31-2021	12.51	0.10[7]	3.41	3.51	(0.12)	(0.48)	(0.60)	15.42	28.78	0.72	0.51	0.71[7]	5,393	19
08-31-2020	11.65	0.15[7]	1.78	1.93	(0.18)	(0.89)	(1.07)	12.51	17.12	0.75	0.51	1.27[7]	1,358	31
08-31-2019	13.29	0.12[7]	(0.49)	(0.37)	(0.15)	(1.12)	(1.27)	11.65	(1.44)	0.71	0.50	1.05[7]	1,264	31
08-31-2018	12.73	0.14[7]	1.21	1.35	(0.16)	(0.63)	(0.79)	13.29	10.92	0.71	0.53	1.07[7]	996	18
Class R4
02-28-2023[6]	11.50	0.12[7]	0.14	0.26	(0.10)	(1.66)	(1.76)	10.00	3.03[8]	0.63[9]	0.26[9]	1.27[7,9]	1,505	10
08-31-2022	15.45	0.14[7]	(2.72)	(2.58)	(0.15)	(1.22)	(1.37)	11.50	(18.39)	0.60	0.26	1.05[7]	1,333	48
08-31-2021	12.52	0.14[7]	3.41	3.55	(0.14)	(0.48)	(0.62)	15.45	29.16	0.57	0.26	0.96[7]	1,476	19
08-31-2020	11.66	0.19[7]	1.76	1.95	(0.20)	(0.89)	(1.09)	12.52	17.37	0.60	0.26	1.67[7]	1,073	31
08-31-2019	13.30	0.18[7]	(0.52)	(0.34)	(0.18)	(1.12)	(1.30)	11.66	(1.13)	0.57	0.26	1.50[7]	776	31
08-31-2018	12.74	0.18[7]	1.21	1.39	(0.20)	(0.63)	(0.83)	13.30	11.17	0.54	0.26	1.39[7]	665	18
Class R5
02-28-2023[6]	11.54	0.12[7]	0.15	0.27	(0.12)	(1.66)	(1.78)	10.03	3.16[8]	0.33[9]	0.06[9]	1.26[7,9]	3,993	10
08-31-2022	15.49	0.16[7]	(2.71)	(2.55)	(0.18)	(1.22)	(1.40)	11.54	(18.19)	0.30	0.06	1.25[7]	2,499	48
08-31-2021	12.55	0.21[7]	3.37	3.58	(0.16)	(0.48)	(0.64)	15.49	29.36	0.27	0.06	1.47[7]	863	19
08-31-2020	11.68	0.24[7]	1.75	1.99	(0.23)	(0.89)	(1.12)	12.55	17.67	0.30	0.06	2.06[7]	29	31
08-31-2019	13.34	0.23[7]	(0.56)	(0.33)	(0.21)	(1.12)	(1.33)	11.68	(1.05)	0.28	0.07	1.84[7]	34	31
08-31-2018	12.77	0.15[7]	1.27	1.42	(0.22)	(0.63)	(0.85)	13.34	11.44	0.22	0.04	1.16[7]	277	18
Class R6
02-28-2023[6]	11.54	0.12[7]	0.16	0.28	(0.13)	(1.66)	(1.79)	10.03	3.22[8]	0.28[9]	0.01[9]	1.35[7,9]	47,486	10
08-31-2022	15.50	0.17[7]	(2.73)	(2.56)	(0.18)	(1.22)	(1.40)	11.54	(18.20)	0.25	0.01	1.26[7]	46,800	48
08-31-2021	12.56	0.16[7]	3.43	3.59	(0.17)	(0.48)	(0.65)	15.50	29.40	0.22	0.01	1.14[7]	43,703	19
08-31-2020	11.69	0.20[7]	1.79	1.99	(0.23)	(0.89)	(1.12)	12.56	17.72	0.25	—	1.79[7]	23,312	31
08-31-2019	13.34	0.18[7]	(0.49)	(0.31)	(0.22)	(1.12)	(1.34)	11.69	(0.90)	0.22	—	1.52[7]	15,426	31
08-31-2018	12.77	0.18[7]	1.25	1.43	(0.23)	(0.63)	(0.86)	13.34	11.48	0.19	—	1.40[7]	8,508	18
46	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	11.52	0.13[7]	0.14	0.27	(0.12)	(1.66)	(1.78)	10.01	3.17[8]	0.32[9]	0.05[9]	1.42[7,9]	377,213	10
08-31-2022	15.48	0.16[7]	(2.72)	(2.56)	(0.18)	(1.22)	(1.40)	11.52	(18.26)	0.30	0.05	1.22[7]	369,001	48
08-31-2021	12.54	0.16[7]	3.42	3.58	(0.16)	(0.48)	(0.64)	15.48	29.40	0.26	0.05	1.13[7]	459,795	19
08-31-2020	11.67	0.21[7]	1.78	1.99	(0.23)	(0.89)	(1.12)	12.54	17.69	0.29	0.05	1.85[7]	377,659	31
08-31-2019	13.32	0.20[7]	(0.52)	(0.32)	(0.21)	(1.12)	(1.33)	11.67	(0.97)	0.26	0.05	1.66[7]	329,347	31
08-31-2018	12.75	0.21[7]	1.21	1.42	(0.22)	(0.63)	(0.85)	13.32	11.44	0.23	0.05	1.60[7]	339,982	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.02, $0.01, $0.02 and $0.02 per share and 0.05%, 0.07%, 0.10%, 0.11%, 0.15% and 0.18%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	47

Financial highlights continued
Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	10.28	0.10[7]	0.10	0.20	(0.07)	(1.88)	(1.95)	8.53	2.96[8]	0.67[9]	0.41[9]	1.13[7,9]	138,035	9
08-31-2022	13.72	0.11[7]	(2.42)	(2.31)	(0.11)	(1.02)	(1.13)	10.28	(18.42)	0.65	0.42	0.93[7]	137,181	47
08-31-2021	11.22	0.10[7]	3.05	3.15	(0.12)	(0.53)	(0.65)	13.72	28.93	0.61	0.42	0.78[7]	180,069	18
08-31-2020	10.71	0.15[7]	1.61	1.76	(0.17)	(1.08)	(1.25)	11.22	17.15	0.64	0.43	1.45[7]	132,866	32
08-31-2019	12.40	0.14[7]	(0.49)	(0.35)	(0.16)	(1.18)	(1.34)	10.71	(1.29)	0.60	0.41	1.32[7]	104,554	33
08-31-2018	12.17	0.15[7]	1.16	1.31	(0.16)	(0.92)	(1.08)	12.40	11.12	0.56	0.41	1.26[7]	108,685	19
Class I
02-28-2023[6]	10.37	0.11[7]	0.11	0.22	(0.11)	(1.88)	(1.99)	8.60	3.06[8]	0.37[9]	0.11[9]	1.38[7,9]	341	9
08-31-2022	13.84	0.14[7]	(2.44)	(2.30)	(0.15)	(1.02)	(1.17)	10.37	(18.23)	0.35	0.12	1.14[7]	309	47
08-31-2021	11.31	0.13[7]	3.08	3.21	(0.15)	(0.53)	(0.68)	13.84	29.28	0.31	0.12	1.02[7]	268	18
08-31-2020	10.77	0.19[7]	1.63	1.82	(0.20)	(1.08)	(1.28)	11.31	17.70	0.34	0.13	1.85[7]	172	32
08-31-2019	12.48	0.14[7]	(0.48)	(0.34)	(0.19)	(1.18)	(1.37)	10.77	(1.12)	0.31	0.12	1.33[7]	199	33
08-31-2018	12.25	0.15[7]	1.20	1.35	(0.20)	(0.92)	(1.12)	12.48	11.37	0.27	0.11	1.18[7]	81	19
Class R2
02-28-2023[6]	10.33	0.09[7]	0.10	0.19	(0.06)	(1.88)	(1.94)	8.58	2.83[8]	0.77[9]	0.50[9]	1.05[7,9]	6,075	9
08-31-2022	13.78	0.10[7]	(2.43)	(2.33)	(0.10)	(1.02)	(1.12)	10.33	(18.48)	0.74	0.51	0.82[7]	5,709	47
08-31-2021	11.27	0.10[7]	3.05	3.15	(0.11)	(0.53)	(0.64)	13.78	28.81	0.71	0.51	0.77[7]	7,060	18
08-31-2020	10.75	0.14[7]	1.62	1.76	(0.16)	(1.08)	(1.24)	11.27	17.08	0.72	0.51	1.33[7]	3,114	32
08-31-2019	12.43	0.13[7]	(0.49)	(0.36)	(0.14)	(1.18)	(1.32)	10.75	(1.36)	0.69	0.51	1.23[7]	2,592	33
08-31-2018	12.21	0.12[7]	1.17	1.29	(0.15)	(0.92)	(1.07)	12.43	10.90	0.67	0.51	0.95[7]	2,404	19
Class R4
02-28-2023[6]	10.32	0.11[7]	0.10	0.21	(0.09)	(1.88)	(1.97)	8.56	3.01[8]	0.62[9]	0.26[9]	1.30[7,9]	270	9
08-31-2022	13.78	0.13[7]	(2.44)	(2.31)	(0.13)	(1.02)	(1.15)	10.32	(18.35)	0.59	0.26	1.05[7]	245	47
08-31-2021	11.26	0.12[7]	3.06	3.18	(0.13)	(0.53)	(0.66)	13.78	29.17	0.56	0.26	0.92[7]	262	18
08-31-2020	10.74	0.15[7]	1.63	1.78	(0.18)	(1.08)	(1.26)	11.26	17.38	0.57	0.26	1.47[7]	181	32
08-31-2019	12.43	0.15[7]	(0.48)	(0.33)	(0.18)	(1.18)	(1.36)	10.74	(1.13)	0.54	0.26	1.38[7]	174	33
08-31-2018	12.20	0.22[7]	1.11	1.33	(0.18)	(0.92)	(1.10)	12.43	11.23	0.52	0.26	1.79[7]	263	19
Class R5
02-28-2023[6]	10.41	0.11[7]	0.11	0.22	(0.11)	(1.88)	(1.99)	8.64	3.13[8]	0.32[9]	0.06[9]	1.38[7,9]	5,652	9
08-31-2022	13.88	0.17[7]	(2.46)	(2.29)	(0.16)	(1.02)	(1.18)	10.41	(18.12)	0.29	0.06	1.42[7]	4,843	47
08-31-2021	11.34	0.16[7]	3.06	3.22	(0.15)	(0.53)	(0.68)	13.88	29.36	0.26	0.06	1.23[7]	3,009	18
08-31-2020	10.80	0.19[7]	1.64	1.83	(0.21)	(1.08)	(1.29)	11.34	17.71	0.27	0.06	1.79[7]	1,990	32
08-31-2019	12.50	0.22[7]	(0.54)	(0.32)	(0.20)	(1.18)	(1.38)	10.80	(0.99)	0.25	0.06	1.98[7]	1,484	33
08-31-2018	12.27	0.19[7]	1.17	1.36	(0.21)	(0.92)	(1.13)	12.50	11.42	0.21	0.06	1.53[7]	2,729	19
Class R6
02-28-2023[6]	10.38	0.12[7]	0.11	0.23	(0.12)	(1.88)	(2.00)	8.61	3.19[8]	0.27[9]	0.01[9]	1.49[7,9]	65,813	9
08-31-2022	13.85	0.16[7]	(2.43)	(2.27)	(0.17)	(1.03)	(1.20)	10.38	(18.12)	0.24	0.01	1.35[7]	61,640	47
08-31-2021	11.31	0.15[7]	3.08	3.23	(0.16)	(0.53)	(0.69)	13.85	29.50	0.21	0.01	1.20[7]	60,389	18
08-31-2020	10.78	0.19[7]	1.63	1.82	(0.21)	(1.08)	(1.29)	11.31	17.72	0.22	—	1.84[7]	38,164	32
08-31-2019	12.48	0.18[7]	(0.49)	(0.31)	(0.21)	(1.18)	(1.39)	10.78	(0.89)	0.20	—	1.70[7]	29,020	33
08-31-2018	12.25	0.18[7]	1.18	1.36	(0.21)	(0.92)	(1.13)	12.48	11.48	0.16	—	1.44[7]	12,631	19
48	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	10.39	0.12[7]	0.10	0.22	(0.11)	(1.88)	(1.99)	8.62	3.14[8]	0.31[9]	0.05[9]	1.50[7,9]	600,835	9
08-31-2022	13.86	0.15[7]	(2.44)	(2.29)	(0.16)	(1.02)	(1.18)	10.39	(18.14)	0.28	0.05	1.28[7]	601,581	47
08-31-2021	11.32	0.15[7]	3.07	3.22	(0.15)	(0.53)	(0.68)	13.86	29.42	0.25	0.05	1.16[7]	765,559	18
08-31-2020	10.79	0.20[7]	1.62	1.82	(0.21)	(1.08)	(1.29)	11.32	17.65	0.26	0.05	1.88[7]	638,101	32
08-31-2019	12.49	0.19[7]	(0.51)	(0.32)	(0.20)	(1.18)	(1.38)	10.79	(0.95)	0.23	0.05	1.69[7]	599,868	33
08-31-2018	12.25	0.20[7]	1.17	1.37	(0.21)	(0.92)	(1.13)	12.49	11.52	0.20	0.05	1.63[7]	669,149	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.02, $0.01, $0.02 and $0.02 per share and 0.06%, 0.09%, 0.12%, 0.13%, 0.16% and 0.19%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	49

Financial highlights continued
Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	10.41	0.11[7]	0.06	0.17	(0.09)	(1.78)	(1.87)	8.71	2.52[8]	0.68[9]	0.41[9]	1.35[7,9]	159,462	10
08-31-2022	13.88	0.13[7]	(2.43)	(2.30)	(0.12)	(1.05)	(1.17)	10.41	(18.12)	0.66	0.42	1.09[7]	160,083	49
08-31-2021	11.50	0.11[7]	2.95	3.06	(0.12)	(0.56)	(0.68)	13.88	27.48	0.62	0.42	0.85[7]	210,327	21
08-31-2020	10.91	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.50	17.18	0.64	0.43	1.50[7]	159,569	33
08-31-2019	12.56	0.15[7]	(0.47)	(0.32)	(0.17)	(1.16)	(1.33)	10.91	(1.09)	0.60	0.41	1.35[7]	127,736	33
08-31-2018	12.29	0.16[7]	1.13	1.29	(0.17)	(0.85)	(1.02)	12.56	10.83	0.56	0.41	1.26[7]	127,662	19
Class I
02-28-2023[6]	10.51	0.12[7]	0.06	0.18	(0.12)	(1.78)	(1.90)	8.79	2.64[8]	0.38[9]	0.11[9]	1.62[7,9]	564	10
08-31-2022	14.00	0.21[7]	(2.49)	(2.28)	(0.16)	(1.05)	(1.21)	10.51	(17.86)	0.36	0.11	1.67[7]	616	49
08-31-2021	11.58	0.13[7]	3.00	3.13	(0.15)	(0.56)	(0.71)	14.00	27.96	0.32	0.11	1.04[7]	1,468	21
08-31-2020	10.98	0.20[7]	1.64	1.84	(0.21)	(1.03)	(1.24)	11.58	17.51	0.34	0.13	1.88[7]	645	33
08-31-2019	12.64	0.14[7]	(0.44)	(0.30)	(0.20)	(1.16)	(1.36)	10.98	(0.85)	0.30	0.12	1.27[7]	325	33
08-31-2018	12.36	0.27[7]	1.07	1.34	(0.21)	(0.85)	(1.06)	12.64	11.16	0.26	0.11	2.15[7]	122	19
Class R2
02-28-2023[6]	10.44	0.10[7]	0.07	0.17	(0.08)	(1.78)	(1.86)	8.75	2.51[8]	0.77[9]	0.50[9]	1.25[7,9]	5,522	10
08-31-2022	13.92	0.12[7]	(2.44)	(2.32)	(0.11)	(1.05)	(1.16)	10.44	(18.21)	0.75	0.51	1.00[7]	5,170	49
08-31-2021	11.53	0.10[7]	2.96	3.06	(0.11)	(0.56)	(0.67)	13.92	27.42	0.72	0.51	0.78[7]	7,442	21
08-31-2020	10.94	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.53	17.04	0.73	0.51	1.50[7]	1,108	33
08-31-2019	12.58	0.11[7]	(0.44)	(0.33)	(0.15)	(1.16)	(1.31)	10.94	(1.18)	0.69	0.51	1.04[7]	987	33
08-31-2018	12.31	0.22[7]	1.06	1.28	(0.16)	(0.85)	(1.01)	12.58	10.71	0.67	0.52	1.77[7]	651	19
Class R4
02-28-2023[6]	10.43	0.12[7]	0.06	0.18	(0.11)	(1.78)	(1.89)	8.72	2.60[8]	0.63[9]	0.26[9]	1.57[7,9]	438	10
08-31-2022	13.90	0.15[7]	(2.42)	(2.27)	(0.15)	(1.05)	(1.20)	10.43	(17.96)	0.60	0.26	1.24[7]	381	49
08-31-2021	11.51	0.13[7]	2.96	3.09	(0.14)	(0.56)	(0.70)	13.90	27.71	0.57	0.26	1.02[7]	387	21
08-31-2020	10.92	0.18[7]	1.63	1.81	(0.19)	(1.03)	(1.22)	11.51	17.35	0.58	0.26	1.66[7]	276	33
08-31-2019	12.57	0.17[7]	(0.48)	(0.31)	(0.18)	(1.16)	(1.34)	10.92	(0.94)	0.54	0.26	1.51[7]	224	33
08-31-2018	12.30	0.22[7]	1.09	1.31	(0.19)	(0.85)	(1.04)	12.57	10.97	0.50	0.24	1.72[7]	252	19
Class R5
02-28-2023[6]	10.53	0.12[7]	0.06	0.18	(0.13)	(1.78)	(1.91)	8.80	2.60[8]	0.33[9]	0.06[9]	1.65[7,9]	5,716	10
08-31-2022	14.02	0.17[7]	(2.42)	(2.25)	(0.18)	(1.06)	(1.24)	10.53	(17.78)	0.30	0.06	1.42[7]	4,902	49
08-31-2021	11.60	0.18[7]	2.96	3.14	(0.16)	(0.56)	(0.72)	14.02	27.97	0.27	0.06	1.34[7]	2,404	21
08-31-2020	10.99	0.18[7]	1.67	1.85	(0.21)	(1.03)	(1.24)	11.60	17.66	0.28	0.06	1.73[7]	327	33
08-31-2019	12.65	0.23[7]	(0.52)	(0.29)	(0.21)	(1.16)	(1.37)	10.99	(0.78)	0.25	0.06	1.99[7]	192	33
08-31-2018	12.37	0.21[7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.65	11.22	0.21	0.06	1.65[7]	830	19
Class R6
02-28-2023[6]	10.50	0.13[7]	0.06	0.19	(0.14)	(1.78)	(1.92)	8.77	2.66[8]	0.28[9]	0.01[9]	1.73[7,9]	70,020	10
08-31-2022	13.98	0.18[7]	(2.43)	(2.25)	(0.18)	(1.05)	(1.23)	10.50	(17.72)	0.25	0.01	1.52[7]	65,036	49
08-31-2021	11.57	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.98	28.02	0.22	0.01	1.24[7]	70,130	21
08-31-2020	10.97	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.57	17.66	0.23	—	1.88[7]	38,274	33
08-31-2019	12.63	0.20[7]	(0.49)	(0.29)	(0.21)	(1.16)	(1.37)	10.97	(0.71)	0.19	—	1.85[7]	28,782	33
08-31-2018	12.35	0.18[7]	1.17	1.35	(0.22)	(0.85)	(1.07)	12.63	11.29	0.16	—	1.43[7]	14,476	19
50	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	10.51	0.13[7]	0.05	0.18	(0.13)	(1.78)	(1.91)	8.78	2.62[8]	0.32[9]	0.05[9]	1.72[7,9]	636,446	10
08-31-2022	13.99	0.18[7]	(2.44)	(2.26)	(0.17)	(1.05)	(1.22)	10.51	(17.74)	0.29	0.05	1.44[7]	632,481	49
08-31-2021	11.58	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.99	27.93	0.26	0.05	1.24[7]	812,243	21
08-31-2020	10.98	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.58	17.59	0.26	0.05	1.92[7]	690,481	33
08-31-2019	12.64	0.19[7]	(0.48)	(0.29)	(0.21)	(1.16)	(1.37)	10.98	(0.77)	0.23	0.05	1.74[7]	656,081	33
08-31-2018	12.36	0.21[7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.64	11.23	0.20	0.05	1.65[7]	722,948	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01, $0.02 and $0.02 per share and 0.04%, 0.08%, 0.11%, 0.12%, 0.16% and 0.19%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	51

Financial highlights continued
Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	10.13	0.11[7]	0.02	0.13	(0.10)	(1.57)	(1.67)	8.59	1.97[8]	0.69[9]	0.41[9]	1.59[7,9]	186,159	10
08-31-2022	13.46	0.15[7]	(2.27)	(2.12)	(0.16)	(1.05)	(1.21)	10.13	(17.39)	0.67	0.42	1.28[7]	187,557	49
08-31-2021	11.39	0.13[7]	2.63	2.76	(0.12)	(0.57)	(0.69)	13.46	25.10	0.63	0.42	1.01[7]	243,658	26
08-31-2020	10.89	0.17[7]	1.52	1.69	(0.19)	(1.00)	(1.19)	11.39	16.21	0.64	0.43	1.58[7]	188,821	34
08-31-2019	12.38	0.17[7]	(0.40)	(0.23)	(0.18)	(1.08)	(1.26)	10.89	(0.46)	0.59	0.41	1.51[7]	146,789	34
08-31-2018	12.28	0.17[7]	1.02	1.19	(0.18)	(0.91)	(1.09)	12.38	10.05	0.56	0.41	1.38[7]	152,404	19
Class I
02-28-2023[6]	10.19	0.12[7]	0.02	0.14	(0.13)	(1.57)	(1.70)	8.63	2.09[8]	0.39[9]	0.11[9]	1.71[7,9]	93	10
08-31-2022	13.54	0.24[7]	(2.34)	(2.10)	(0.20)	(1.05)	(1.25)	10.19	(17.19)	0.37	0.12	2.10[7]	119	49
08-31-2021	11.45	0.09[7]	2.73	2.82	(0.16)	(0.57)	(0.73)	13.54	25.53	0.33	0.11	0.76[7]	100	26
08-31-2020	10.96	0.09[7]	1.64	1.73	(0.24)	(1.00)	(1.24)	11.45	16.50	0.34	0.13	0.92[7]	16	34
08-31-2019	12.46	0.28[7]	(0.48)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.18)	0.31	0.13	2.38[7]	2	34
08-31-2018	12.36	0.21[7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.30	0.26	0.11	1.72[7]	347	19
Class R2
02-28-2023[6]	10.18	0.11[7]	0.01	0.12	(0.08)	(1.57)	(1.65)	8.65	1.95[8]	0.78[9]	0.50[9]	1.49[7,9]	9,039	10
08-31-2022	13.53	0.14[7]	(2.29)	(2.15)	(0.15)	(1.05)	(1.20)	10.18	(17.52)	0.76	0.51	1.15[7]	8,291	49
08-31-2021	11.44	0.13[7]	2.65	2.78	(0.12)	(0.57)	(0.69)	13.53	25.09	0.72	0.51	1.01[7]	10,905	26
08-31-2020	10.93	0.16[7]	1.53	1.69	(0.18)	(1.00)	(1.18)	11.44	16.13	0.73	0.51	1.56[7]	3,075	34
08-31-2019	12.42	0.16[7]	(0.40)	(0.24)	(0.17)	(1.08)	(1.25)	10.93	(0.57)	0.69	0.51	1.42[7]	2,021	34
08-31-2018	12.32	0.14[7]	1.04	1.18	(0.17)	(0.91)	(1.08)	12.42	9.91	0.66	0.51	1.17[7]	2,064	19
Class R4
02-28-2023[6]	10.20	0.12[7]	0.01	0.13	(0.11)	(1.57)	(1.68)	8.65	2.02[8]	0.59[9]	0.21[9]	1.81[7,9]	181	10
08-31-2022	13.54	0.16[7]	(2.27)	(2.11)	(0.18)	(1.05)	(1.23)	10.20	(17.22)	0.56	0.21	1.42[7]	171	49
08-31-2021	11.45	0.15[7]	2.65	2.80	(0.14)	(0.57)	(0.71)	13.54	25.33	0.56	0.24	1.16[7]	128	26
08-31-2020	10.94	0.19[7]	1.53	1.72	(0.21)	(1.00)	(1.21)	11.45	16.42	0.58	0.26	1.79[7]	91	34
08-31-2019	12.44	0.17[7]	(0.39)	(0.22)	(0.20)	(1.08)	(1.28)	10.94	(0.37)	0.54	0.26	1.49[7]	87	34
08-31-2018	12.34	0.19[7]	1.02	1.21	(0.20)	(0.91)	(1.11)	12.44	10.17	0.50	0.25	1.53[7]	627	19
Class R5
02-28-2023[6]	10.23	0.13[7]	0.01	0.14	(0.13)	(1.57)	(1.70)	8.67	2.15[8]	0.34[9]	0.06[9]	1.88[7,9]	9,513	10
08-31-2022	13.59	0.17[7]	(2.28)	(2.11)	(0.20)	(1.05)	(1.25)	10.23	(17.15)	0.31	0.06	1.50[7]	7,777	49
08-31-2021	11.48	0.18[7]	2.66	2.84	(0.16)	(0.57)	(0.73)	13.59	25.64	0.28	0.06	1.45[7]	4,223	26
08-31-2020	10.96	0.20[7]	1.55	1.75	(0.23)	(1.00)	(1.23)	11.48	16.71	0.28	0.06	1.89[7]	260	34
08-31-2019	12.46	0.21[7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.13)	0.24	0.06	1.79[7]	289	34
08-31-2018	12.36	0.21[7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.36	0.21	0.06	1.71[7]	1,008	19
Class R6
02-28-2023[6]	10.22	0.13[7]	0.02	0.15	(0.14)	(1.57)	(1.71)	8.66	2.21[8]	0.29[9]	0.01[9]	2.00[7,9]	82,588	10
08-31-2022	13.58	0.20[7]	(2.30)	(2.10)	(0.21)	(1.05)	(1.26)	10.22	(17.11)	0.26	0.01	1.71[7]	74,714	49
08-31-2021	11.47	0.18[7]	2.67	2.85	(0.17)	(0.57)	(0.74)	13.58	25.73	0.23	0.01	1.40[7]	80,488	26
08-31-2020	10.96	0.20[7]	1.54	1.74	(0.23)	(1.00)	(1.23)	11.47	16.68	0.23	—	1.87[7]	46,792	34
08-31-2019	12.46	0.20[7]	(0.39)	(0.19)	(0.23)	(1.08)	(1.31)	10.96	(0.05)	0.19	—	1.88[7]	31,906	34
08-31-2018	12.35	0.20[7]	1.05	1.25	(0.23)	(0.91)	(1.14)	12.46	10.51	0.16	—	1.61[7]	17,412	19
52	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	10.23	0.13[7]	0.01	0.14	(0.13)	(1.57)	(1.70)	8.67	2.17[8]	0.33[9]	0.05[9]	1.97[7,9]	743,465	10
08-31-2022	13.59	0.19[7]	(2.29)	(2.10)	(0.21)	(1.05)	(1.26)	10.23	(17.14)	0.30	0.05	1.62[7]	750,728	49
08-31-2021	11.48	0.17[7]	2.67	2.84	(0.16)	(0.57)	(0.73)	13.59	25.65	0.27	0.05	1.39[7]	967,161	26
08-31-2020	10.97	0.21[7]	1.53	1.74	(0.23)	(1.00)	(1.23)	11.48	16.61	0.27	0.05	2.01[7]	853,701	34
08-31-2019	12.47	0.21[7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.97	(0.10)	0.23	0.05	1.89[7]	823,762	34
08-31-2018	12.36	0.22[7]	1.02	1.24	(0.22)	(0.91)	(1.13)	12.47	10.45	0.20	0.05	1.78[7]	915,487	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, $0.01, $0.01, $0.02 and $0.02 per share and 0.02%, 0.04%, 0.08%, 0.09%, 0.15% and 0.19%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	53

Financial highlights continued
Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	9.84	0.12[7]	(0.01)[8]	0.11	(0.12)	(1.32)	(1.44)	8.51	1.66[9]	0.70[10]	0.41[10]	1.94[7,10]	221,192	12
08-31-2022	12.84	0.18[7]	(2.09)	(1.91)	(0.18)	(0.91)	(1.09)	9.84	(16.34)	0.67	0.42	1.60[7]	223,543	46
08-31-2021	11.10	0.14[7]	2.26	2.40	(0.14)	(0.52)	(0.66)	12.84	22.37	0.64	0.42	1.21[7]	290,842	30
08-31-2020	10.64	0.17[7]	1.36	1.53	(0.19)	(0.88)	(1.07)	11.10	15.07	0.65	0.43	1.68[7]	226,690	33
08-31-2019	11.87	0.19[7]	(0.26)	(0.07)	(0.21)	(0.95)	(1.16)	10.64	0.69	0.60	0.41	1.74[7]	182,499	40
08-31-2018	11.91	0.19[7]	0.83	1.02	(0.20)	(0.86)	(1.06)	11.87	8.79	0.56	0.41	1.60[7]	185,975	20
Class I
02-28-2023[6]	9.82	0.15[7]	(0.03)[8]	0.12	(0.15)	(1.32)	(1.47)	8.47	1.79[9]	0.40[10]	0.11[10]	2.40[7,10]	1,560	12
08-31-2022	12.82	0.19[7]	(2.07)	(1.88)	(0.21)	(0.91)	(1.12)	9.82	(16.11)	0.37	0.12	1.71[7]	1,804	46
08-31-2021	11.07	0.19[7]	2.25	2.44	(0.17)	(0.52)	(0.69)	12.82	22.84	0.34	0.12	1.59[7]	1,754	30
08-31-2020	10.61	0.19[7]	1.38	1.57	(0.23)	(0.88)	(1.11)	11.07	15.44	0.35	0.13	1.86[7]	1,260	33
08-31-2019	11.85	0.21[7]	(0.26)	(0.05)	(0.24)	(0.95)	(1.19)	10.61	0.96	0.31	0.13	2.01[7]	891	40
08-31-2018	11.90	0.20[7]	0.84	1.04	(0.23)	(0.86)	(1.09)	11.85	9.01	0.26	0.11	1.70[7]	755	20
Class R2
02-28-2023[6]	9.75	0.12[7]	(0.02)[8]	0.10	(0.11)	(1.32)	(1.43)	8.42	1.57[9]	0.79[10]	0.50[10]	1.83[7,10]	9,188	12
08-31-2022	12.73	0.17[7]	(2.07)	(1.90)	(0.17)	(0.91)	(1.08)	9.75	(16.40)	0.76	0.50	1.50[7]	8,911	46
08-31-2021	11.01	0.14[7]	2.23	2.37	(0.13)	(0.52)	(0.65)	12.73	22.29	0.73	0.51	1.13[7]	12,297	30
08-31-2020	10.56	0.17[7]	1.35	1.52	(0.19)	(0.88)	(1.07)	11.01	15.00	0.74	0.52	1.62[7]	3,304	33
08-31-2019	11.79	0.19[7]	(0.27)	(0.08)	(0.20)	(0.95)	(1.15)	10.56	0.58	0.68	0.50	1.82[7]	2,744	40
08-31-2018	11.84	0.18[7]	0.82	1.00	(0.19)	(0.86)	(1.05)	11.79	8.66	0.66	0.51	1.52[7]	2,347	20
Class R4
02-28-2023[6]	9.78	0.13[7]	(0.02)[8]	0.11	(0.13)	(1.32)	(1.45)	8.44	1.75[9]	0.64[10]	0.26[10]	2.14[7,10]	857	12
08-31-2022	12.78	0.20[7]	(2.09)	(1.89)	(0.20)	(0.91)	(1.11)	9.78	(16.27)	0.62	0.26	1.75[7]	767	46
08-31-2021	11.04	0.16[7]	2.26	2.42	(0.16)	(0.52)	(0.68)	12.78	22.67	0.58	0.26	1.36[7]	845	30
08-31-2020	10.59	0.20[7]	1.34	1.54	(0.21)	(0.88)	(1.09)	11.04	15.23	0.59	0.27	1.91[7]	556	33
08-31-2019	11.82	0.22[7]	(0.28)	(0.06)	(0.22)	(0.95)	(1.17)	10.59	0.86	0.54	0.26	2.07[7]	451	40
08-31-2018	11.87	0.22[7]	0.80	1.02	(0.21)	(0.86)	(1.07)	11.82	8.88	0.51	0.25	1.85[7]	509	20
Class R5
02-28-2023[6]	9.81	0.14[7]	(0.02)[8]	0.12	(0.15)	(1.32)	(1.47)	8.46	1.88[9]	0.34[10]	0.06[10]	2.22[7,10]	9,857	12
08-31-2022	12.81	0.21[7]	(2.08)	(1.87)	(0.22)	(0.91)	(1.13)	9.81	(16.07)	0.32	0.06	1.92[7]	8,677	46
08-31-2021	11.06	0.20[7]	2.25	2.45	(0.18)	(0.52)	(0.70)	12.81	22.92	0.28	0.06	1.66[7]	6,770	30
08-31-2020	10.61	0.25[7]	1.31	1.56	(0.23)	(0.88)	(1.11)	11.06	15.44	0.28	0.06	2.36[7]	747	33
08-31-2019	11.85	0.22[7]	(0.26)	(0.04)	(0.25)	(0.95)	(1.20)	10.61	1.03	0.25	0.06	2.08[7]	947	40
08-31-2018	11.89	0.22[7]	0.84	1.06	(0.24)	(0.86)	(1.10)	11.85	9.19	0.21	0.06	1.90[7]	1,902	20
Class R6
02-28-2023[6]	9.81	0.14[7]	(0.02)[8]	0.12	(0.16)	(1.32)	(1.48)	8.45	1.81[9]	0.29[10]	0.01[10]	2.34[7,10]	91,799	12
08-31-2022	12.81	0.23[7]	(2.09)	(1.86)	(0.23)	(0.91)	(1.14)	9.81	(16.03)	0.27	0.01	2.02[7]	85,111	46
08-31-2021	11.06	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.81	22.98	0.23	0.01	1.59[7]	89,308	30
08-31-2020	10.61	0.21[7]	1.36	1.57	(0.24)	(0.88)	(1.12)	11.06	15.50	0.23	—	2.05[7]	53,240	33
08-31-2019	11.85	0.22[7]	(0.25)	(0.03)	(0.26)	(0.95)	(1.21)	10.61	1.10	0.20	—	2.08[7]	38,634	40
08-31-2018	11.89	0.21[7]	0.85	1.06	(0.24)	(0.86)	(1.10)	11.85	9.24	0.16	—	1.79[7]	21,191	20
54	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	9.82	0.14[7]	(0.03)[8]	0.11	(0.15)	(1.32)	(1.47)	8.46	1.87[9]	0.33[10]	0.05[10]	2.31[7,10]	834,874	12
08-31-2022	12.82	0.22[7]	(2.09)	(1.87)	(0.22)	(0.91)	(1.13)	9.82	(16.13)	0.31	0.05	1.95[7]	851,307	46
08-31-2021	11.07	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.82	22.91	0.27	0.05	1.60[7]	1,081,454	30
08-31-2020	10.62	0.22[7]	1.34	1.56	(0.23)	(0.88)	(1.11)	11.07	15.43	0.27	0.05	2.11[7]	978,135	33
08-31-2019	11.85	0.23[7]	(0.26)	(0.03)	(0.25)	(0.95)	(1.20)	10.62	1.12	0.23	0.05	2.12[7]	967,661	40
08-31-2018	11.90	0.23[7]	0.82	1.05	(0.24)	(0.86)	(1.10)	11.85	9.09	0.20	0.05	1.98[7]	1,081,097	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, $0.01, $0.01, $0.02 and $0.02 per share and 0.02%, 0.04%, 0.09%, 0.10%, 0.16% and 0.20%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[9] Not annualized.
[10] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	55

Financial highlights continued
Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	9.42	0.13[7]	(0.05)	0.08	(0.15)	(1.13)	(1.28)	8.22	1.36[8]	0.71[9]	0.41[9]	2.30[7,9]	198,367	11
08-31-2022	12.17	0.21[7]	(1.83)	(1.62)	(0.20)	(0.93)	(1.13)	9.42	(14.73)	0.69	0.42	1.97[7]	207,424	45
08-31-2021	10.79	0.17[7]	1.88	2.05	(0.16)	(0.51)	(0.67)	12.17	19.63	0.66	0.42	1.49[7]	270,307	30
08-31-2020	10.44	0.18[7]	1.14	1.32	(0.21)	(0.76)	(0.97)	10.79	13.24	0.66	0.43	1.75[7]	213,868	35
08-31-2019	11.46	0.21[7]	(0.14)	0.07	(0.23)	(0.86)	(1.09)	10.44	1.80	0.60	0.41	2.01[7]	180,550	39
08-31-2018	11.62	0.21[7]	0.63	0.84	(0.22)	(0.78)	(1.00)	11.46	7.40	0.56	0.41	1.83[7]	176,446	21
Class I
02-28-2023[6]	9.39	0.15[7]	(0.06)	0.09	(0.18)	(1.13)	(1.31)	8.17	1.48[8]	0.41[9]	0.11[9]	2.78[7,9]	2,192	11
08-31-2022	12.13	0.24[7]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.39	(14.43)	0.39	0.12	2.26[7]	1,856	45
08-31-2021	10.76	0.22[7]	1.85	2.07	(0.19)	(0.51)	(0.70)	12.13	19.90	0.36	0.12	1.90[7]	2,701	30
08-31-2020	10.41	0.20[7]	1.16	1.36	(0.25)	(0.76)	(1.01)	10.76	13.61	0.36	0.13	1.96[7]	2,094	35
08-31-2019	11.43	0.15[7]	(0.05)	0.10	(0.26)	(0.86)	(1.12)	10.41	2.17	0.31	0.12	1.55[7]	1,502	39
08-31-2018	11.59	0.24[7]	0.63	0.87	(0.25)	(0.78)	(1.03)	11.43	7.73	0.27	0.11	2.09[7]	81	21
Class R2
02-28-2023[6]	9.34	0.13[7]	(0.06)	0.07	(0.14)	(1.13)	(1.27)	8.14	1.26[8]	0.81[9]	0.50[9]	2.20[7,9]	8,020	11
08-31-2022	12.07	0.20[7]	(1.81)	(1.61)	(0.19)	(0.93)	(1.12)	9.34	(14.77)	0.79	0.51	1.87[7]	8,960	45
08-31-2021	10.71	0.17[7]	1.85	2.02	(0.15)	(0.51)	(0.66)	12.07	19.51	0.72	0.48	1.46[7]	13,021	30
08-31-2020	10.37	0.16[7]	1.15	1.31	(0.21)	(0.76)	(0.97)	10.71	13.16	0.75	0.52	1.62[7]	4,775	35
08-31-2019	11.39	0.18[7]	(0.12)	0.06	(0.22)	(0.86)	(1.08)	10.37	1.71	0.69	0.50	1.80[7]	4,273	39
08-31-2018	11.56	0.20[7]	0.62	0.82	(0.21)	(0.78)	(0.99)	11.39	7.26	0.66	0.50	1.75[7]	2,723	21
Class R4
02-28-2023[6]	9.39	0.14[7]	(0.05)	0.09	(0.17)	(1.13)	(1.30)	8.18	1.44[8]	0.66[9]	0.26[9]	2.51[7,9]	652	11
08-31-2022	12.13	0.22[7]	(1.81)	(1.59)	(0.22)	(0.93)	(1.15)	9.39	(14.56)	0.63	0.26	2.08[7]	670	45
08-31-2021	10.76	0.19[7]	1.86	2.05	(0.17)	(0.51)	(0.68)	12.13	19.76	0.59	0.25	1.65[7]	698	30
08-31-2020	10.41	0.20[7]	1.14	1.34	(0.23)	(0.76)	(0.99)	10.76	13.45	0.60	0.26	1.95[7]	488	35
08-31-2019	11.44	0.23[7]	(0.15)	0.08	(0.25)	(0.86)	(1.11)	10.41	1.91	0.55	0.26	2.22[7]	736	39
08-31-2018	11.60	0.22[7]	0.64	0.86	(0.24)	(0.78)	(1.02)	11.44	7.56	0.52	0.26	1.96[7]	759	21
Class R5
02-28-2023[6]	9.38	0.14[7]	(0.04)	0.10	(0.19)	(1.13)	(1.32)	8.16	1.55[8]	0.36[9]	0.06[9]	2.47[7,9]	9,619	11
08-31-2022	12.12	0.24[7]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.33	0.06	2.28[7]	7,409	45
08-31-2021	10.75	0.23[7]	1.84	2.07	(0.19)	(0.51)	(0.70)	12.12	19.98	0.30	0.06	1.98[7]	4,855	30
08-31-2020	10.40	0.23[7]	1.13	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.30	0.06	2.25[7]	1,251	35
08-31-2019	11.43	0.25[7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.14	0.25	0.07	2.37[7]	1,342	39
08-31-2018	11.60	0.23[7]	0.64	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.21	0.05	2.06[7]	1,635	21
Class R6
02-28-2023[6]	9.37	0.15[7]	(0.05)	0.10	(0.19)	(1.13)	(1.32)	8.15	1.60[8]	0.31[9]	0.01[9]	2.70[7,9]	65,964	11
08-31-2022	12.11	0.26[7]	(1.82)	(1.56)	(0.25)	(0.93)	(1.18)	9.37	(14.36)	0.28	0.01	2.41[7]	63,101	45
08-31-2021	10.74	0.21[7]	1.87	2.08	(0.20)	(0.51)	(0.71)	12.11	20.06	0.25	0.01	1.89[7]	70,692	30
08-31-2020	10.40	0.21[7]	1.15	1.36	(0.26)	(0.76)	(1.02)	10.74	13.67	0.25	—	2.12[7]	48,742	35
08-31-2019	11.42	0.25[7]	(0.13)	0.12	(0.28)	(0.86)	(1.14)	10.40	2.31	0.20	—	2.44[7]	38,659	39
08-31-2018	11.59	0.24[7]	0.64	0.88	(0.27)	(0.78)	(1.05)	11.42	7.77	0.17	—	2.14[7]	22,698	21
56	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	9.38	0.15[7]	(0.05)	0.10	(0.19)	(1.13)	(1.32)	8.16	1.56[8]	0.35[9]	0.05[9]	2.67[7,9]	673,242	11
08-31-2022	12.12	0.25[7]	(1.82)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.32	0.05	2.34[7]	731,490	45
08-31-2021	10.75	0.21[7]	1.86	2.07	(0.19)	(0.51)	(0.70)	12.12	19.99	0.29	0.05	1.87[7]	989,063	30
08-31-2020	10.40	0.22[7]	1.14	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.28	0.05	2.19[7]	935,821	35
08-31-2019	11.43	0.25[7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.15	0.24	0.05	2.42[7]	983,455	39
08-31-2018	11.60	0.25[7]	0.62	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.20	0.05	2.21[7]	1,136,209	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, $0.01, $0.01, $0.02 and $0.02 per share and 0.02%, 0.04%, 0.08%, 0.09%, 0.15% and 0.19%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	57

Financial highlights continued
Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	8.51	0.13[7]	(0.06)	0.07	(0.22)	(0.83)	(1.05)	7.53	1.13[8]	0.74[9]	0.41[9]	2.62[7,9]	166,151	11
08-31-2022	10.90	0.22[7]	(1.49)	(1.27)	(0.22)	(0.90)	(1.12)	8.51	(13.07)	0.72	0.42	2.32[7]	176,088	38
08-31-2021	10.06	0.19[7]	1.39	1.58	(0.18)	(0.56)	(0.74)	10.90	16.29	0.69	0.42	1.79[7]	234,516	29
08-31-2020	9.89	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.06	11.32	0.69	0.43	1.93[7]	193,591	37
08-31-2019	10.66	0.22[7]	(0.03)	0.19	(0.24)	(0.72)	(0.96)	9.89	2.89	0.62	0.41	2.27[7]	171,370	40
08-31-2018	10.93	0.22[7]	0.41	0.63	(0.23)	(0.67)	(0.90)	10.66	5.92	0.57	0.41	2.02[7]	171,973	19
Class I
02-28-2023[6]	8.53	0.16[7]	(0.08)	0.08	(0.24)	(0.83)	(1.07)	7.54	1.35[8]	0.44[9]	0.11[9]	3.40[7,9]	316	11
08-31-2022	10.92	0.29[7]	(1.53)	(1.24)	(0.25)	(0.90)	(1.15)	8.53	(12.78)	0.42	0.12	2.98[7]	344	38
08-31-2021	10.08	0.21[7]	1.39	1.60	(0.20)	(0.56)	(0.76)	10.92	16.57	0.39	0.12	2.04[7]	446	29
08-31-2020	9.90	0.20[7]	0.91	1.11	(0.26)	(0.67)	(0.93)	10.08	11.75	0.39	0.12	2.12[7]	477	37
08-31-2019	10.67	0.26[7]	(0.04)	0.22	(0.27)	(0.72)	(0.99)	9.90	3.23	0.33	0.13	2.63[7]	230	40
08-31-2018	10.94	0.23[7]	0.43	0.66	(0.26)	(0.67)	(0.93)	10.67	6.23	0.28	0.11	2.21[7]	705	19
Class R2
02-28-2023[6]	8.46	0.12[7]	(0.06)	0.06	(0.21)	(0.83)	(1.04)	7.48	1.03[8]	0.84[9]	0.50[9]	2.53[7,9]	5,445	11
08-31-2022	10.84	0.21[7]	(1.48)	(1.27)	(0.21)	(0.90)	(1.11)	8.46	(13.13)	0.81	0.50	2.22[7]	5,397	38
08-31-2021	10.01	0.19[7]	1.37	1.56	(0.17)	(0.56)	(0.73)	10.84	16.20	0.73	0.45	1.86[7]	6,093	29
08-31-2020	9.84	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.01	11.30	0.77	0.51	1.88[7]	1,014	37
08-31-2019	10.61	0.22[7]	(0.04)	0.18	(0.23)	(0.72)	(0.95)	9.84	2.77	0.71	0.51	2.23[7]	1,098	40
08-31-2018	10.89	0.20[7]	0.41	0.61	(0.22)	(0.67)	(0.89)	10.61	5.74	0.67	0.51	1.86[7]	1,440	19
Class R4
02-28-2023[6]	8.46	0.14[7]	(0.06)	0.08	(0.23)	(0.83)	(1.06)	7.48	1.32[8]	0.69[9]	0.26[9]	2.86[7,9]	312	11
08-31-2022	10.85	0.28[7]	(1.53)	(1.25)	(0.24)	(0.90)	(1.14)	8.46	(12.99)	0.66	0.26	2.80[7]	263	38
08-31-2021	10.01	0.21[7]	1.38	1.59	(0.19)	(0.56)	(0.75)	10.85	16.55	0.63	0.25	2.04[7]	599	29
08-31-2020	9.85	0.21[7]	0.87	1.08	(0.25)	(0.67)	(0.92)	10.01	11.45	0.63	0.27	2.23[7]	144	37
08-31-2019	10.62	0.23[7]	(0.02)	0.21	(0.26)	(0.72)	(0.98)	9.85	3.07	0.56	0.26	2.39[7]	239	40
08-31-2018	10.89	0.27[7]	0.37	0.64	(0.24)	(0.67)	(0.91)	10.62	6.11	0.52	0.25	2.51[7]	211	19
Class R5
02-28-2023[6]	8.51	0.14[7]	(0.06)	0.08	(0.25)	(0.83)	(1.08)	7.51	1.29[8]	0.39[9]	0.05[9]	3.00[7,9]	7,403	11
08-31-2022	10.90	0.26[7]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.51	(12.75)	0.36	0.06	2.71[7]	7,380	38
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.68	0.33	0.06	2.23[7]	8,917	29
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.74	0.33	0.06	2.37[7]	3,949	37
08-31-2019	10.66	0.27[7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.29	0.27	0.06	2.71[7]	3,778	40
08-31-2018	10.93	0.25[7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.22	0.06	2.37[7]	5,384	19
Class R6
02-28-2023[6]	8.49	0.15[7]	(0.07)	0.08	(0.25)	(0.83)	(1.08)	7.49	1.34[8]	0.34[9]	0.01[9]	3.05[7,9]	32,409	11
08-31-2022	10.88	0.26[7]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.49	(12.73)	0.31	0.01	2.73[7]	29,900	38
08-31-2021	10.04	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.88	16.77	0.29	0.01	2.24[7]	33,944	29
08-31-2020	9.87	0.23[7]	0.89	1.12	(0.28)	(0.67)	(0.95)	10.04	11.82	0.28	—	2.39[7]	28,864	37
08-31-2019	10.65	0.26[7]	(0.03)	0.23	(0.29)	(0.72)	(1.01)	9.87	3.28	0.21	—	2.67[7]	28,384	40
08-31-2018	10.92	0.25[7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.65	6.36	0.17	—	2.32[7]	16,997	19
58	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	8.50	0.14[7]	(0.05)	0.09	(0.25)	(0.83)	(1.08)	7.51	1.42[8]	0.38[9]	0.05[9]	3.00[7,9]	305,664	11
08-31-2022	10.90	0.26[7]	(1.50)	(1.24)	(0.26)	(0.90)	(1.16)	8.50	(12.84)	0.35	0.05	2.69[7]	330,749	38
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.69	0.33	0.05	2.19[7]	471,564	29
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.75	0.31	0.05	2.37[7]	508,214	37
08-31-2019	10.66	0.27[7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.32	0.25	0.05	2.69[7]	590,329	40
08-31-2018	10.93	0.26[7]	0.41	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.21	0.05	2.44[7]	733,558	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, $0.01, $0.01, $0.02 and $0.02 per share and 0.02%, 0.04%, 0.07%, 0.09%, 0.15% and 0.20%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	59

Financial highlights continued
Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	7.84	0.13[7]	(0.07)	0.06	(0.22)	(0.68)	(0.90)	7.00	1.09[8]	0.82[9]	0.41[9]	2.85[7,9]	79,533	10
08-31-2022	9.73	0.22[7]	(1.27)	(1.05)	(0.22)	(0.62)	(0.84)	7.84	(11.87)	0.78	0.42	2.56[7]	85,355	36
08-31-2021	9.15	0.19[7]	1.08	1.27	(0.18)	(0.51)	(0.69)	9.73	14.43	0.75	0.42	2.00[7]	109,061	27
08-31-2020	9.12	0.18[7]	0.66	0.84	(0.23)	(0.58)	(0.81)	9.15	9.64	0.76	0.43	2.06[7]	97,644	41
08-31-2019	9.75	0.23[7]	0.04	0.27	(0.26)	(0.64)	(0.90)	9.12	3.85	0.66	0.41	2.53[7]	91,688	41
08-31-2018	10.13	0.22[7]	0.23	0.45	(0.24)	(0.59)	(0.83)	9.75	4.54	0.60	0.41	2.22[7]	98,847	17
Class I
02-28-2023[6]	7.84	0.13[7]	(0.05)	0.08	(0.25)	(0.68)	(0.93)	6.99	1.30[8]	0.52[9]	0.11[9]	2.86[7,9]	738	10
08-31-2022	9.74	0.24[7]	(1.29)	(1.05)	(0.24)	(0.61)	(0.85)	7.84	(11.69)	0.48	0.12	2.81[7]	1,399	36
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.20)	(0.51)	(0.71)	9.74	14.73	0.45	0.12	2.31[7]	863	27
08-31-2020	9.13	0.21[7]	0.66	0.87	(0.26)	(0.58)	(0.84)	9.16	9.97	0.46	0.13	2.38[7]	823	41
08-31-2019	9.76	0.25[7]	0.05	0.30	(0.29)	(0.64)	(0.93)	9.13	4.21	0.37	0.13	2.82[7]	670	41
08-31-2018	10.14	0.24[7]	0.24	0.48	(0.27)	(0.59)	(0.86)	9.76	4.85	0.31	0.11	2.49[7]	610	17
Class R2
02-28-2023[6]	7.78	0.12[7]	(0.06)	0.06	(0.21)	(0.68)	(0.89)	6.95	1.12[8]	0.91[9]	0.51[9]	2.80[7,9]	482	10
08-31-2022	9.67	0.20[7]	(1.26)	(1.06)	(0.21)	(0.62)	(0.83)	7.78	(12.03)	0.87	0.51	2.19[7]	621	36
08-31-2021	9.09	0.19[7]	1.07	1.26	(0.17)	(0.51)	(0.68)	9.67	14.45	0.80	0.46	2.00[7]	2,331	27
08-31-2020	9.07	0.12[7]	0.71	0.83	(0.23)	(0.58)	(0.81)	9.09	9.52	0.84	0.51	1.39[7]	164	41
08-31-2019	9.69	0.23[7]	0.04	0.27	(0.25)	(0.64)	(0.89)	9.07	3.87	0.73	0.49	2.53[7]	33	41
08-31-2018	10.09	0.17[7]	0.25	0.42	(0.23)	(0.59)	(0.82)	9.69	4.16	0.71	0.51	1.71[7]	47	17
Class R4
02-28-2023[6]	7.85	0.14[7]	(0.07)	0.07	(0.24)	(0.68)	(0.92)	7.00	1.18[8]	0.66[9]	0.16[9]	3.25[7,9]	17	10
08-31-2022	9.75	0.25[7]	(1.28)	(1.03)	(0.25)	(0.62)	(0.87)	7.85	(11.65)	0.63	0.16	2.85[7]	8	36
08-31-2021	9.12	0.21[7]	1.12	1.33	(0.19)	(0.51)	(0.70)	9.75	15.27	0.67	0.23	2.21[7]	10	27
08-31-2020	9.09	0.19[7]	0.67	0.86	(0.25)	(0.58)	(0.83)	9.12	9.85	0.70	0.27	2.22[7]	12	41
08-31-2019	9.72	0.25[7]	0.04	0.29	(0.28)	(0.64)	(0.92)	9.09	4.06	0.61	0.26	2.74[7]	11	41
08-31-2018	10.11	0.24[7]	0.22	0.46	(0.26)	(0.59)	(0.85)	9.72	4.62	0.56	0.26	2.45[7]	65	17
Class R5
02-28-2023[6]	7.83	0.14[7]	(0.06)	0.08	(0.25)	(0.68)	(0.93)	6.98	1.35[8]	0.46[9]	0.06[9]	3.20[7,9]	545	10
08-31-2022	9.73	0.24[7]	(1.27)	(1.03)	(0.25)	(0.62)	(0.87)	7.83	(11.66)	0.42	0.06	2.82[7]	516	36
08-31-2021	9.15	0.22[7]	1.08	1.30	(0.21)	(0.51)	(0.72)	9.73	14.80	0.40	0.06	2.29[7]	262	27
08-31-2020	9.12	0.22[7]	0.66	0.88	(0.27)	(0.58)	(0.85)	9.15	10.06	0.39	0.06	2.52[7]	322	41
08-31-2019	9.75	0.28[7]	0.03	0.31	(0.30)	(0.64)	(0.94)	9.12	4.27	0.31	0.07	2.97[7]	323	41
08-31-2018	10.14	0.26[7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.26	0.06	2.66[7]	1,206	17
Class R6
02-28-2023[6]	7.85	0.14[7]	(0.07)	0.07	(0.25)	(0.68)	(0.93)	6.99	1.27[8]	0.41[9]	0.01[9]	3.31[7,9]	9,363	10
08-31-2022	9.74	0.26[7]	(1.28)	(1.02)	(0.25)	(0.62)	(0.87)	7.85	(11.49)	0.37	0.01	2.98[7]	9,685	36
08-31-2021	9.16	0.23[7]	1.07	1.30	(0.21)	(0.51)	(0.72)	9.74	14.86	0.35	0.01	2.43[7]	12,107	27
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.24	0.34	—	2.52[7]	11,162	41
08-31-2019	9.76	0.26[7]	0.04	0.30	(0.30)	(0.64)	(0.94)	9.12	4.23	0.26	—	2.93[7]	11,764	41
08-31-2018	10.14	0.24[7]	0.25	0.49	(0.28)	(0.59)	(0.87)	9.76	4.96	0.21	—	2.49[7]	7,076	17
60	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	7.84	0.14[7]	(0.07)	0.07	(0.25)	(0.68)	(0.93)	6.98	1.21[8]	0.45[9]	0.05[9]	3.21[7,9]	92,666	10
08-31-2022	9.73	0.26[7]	(1.29)	(1.03)	(0.25)	(0.61)	(0.86)	7.84	(11.53)	0.42	0.05	2.94[7]	99,848	36
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.21)	(0.51)	(0.72)	9.73	14.69	0.39	0.05	2.39[7]	138,822	27
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.19	0.38	0.05	2.48[7]	156,575	41
08-31-2019	9.75	0.27[7]	0.04	0.31	(0.30)	(0.64)	(0.94)	9.12	4.28	0.30	0.05	2.98[7]	192,409	41
08-31-2018	10.14	0.26[7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.24	0.05	2.62[7]	253,242	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, $0.01, $0.01, $0.02 and $0.02 per share and 0.02%, 0.04%, 0.07%, 0.09%, 0.16% and 0.21%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	61

Financial highlights continued
Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2023[6]	7.78	0.13[7]	(0.06)	0.07	(0.24)	(0.48)	(0.72)	7.13	1.11[8]	0.86[9]	0.41[9]	3.06[7,9]	40,930	13
08-31-2022	9.41	0.24[7]	(1.16)	(0.92)	(0.22)	(0.49)	(0.71)	7.78	(10.62)	0.83	0.42	2.79[7]	42,560	39
08-31-2021	8.93	0.20[7]	0.89	1.09	(0.19)	(0.42)	(0.61)	9.41	12.62	0.80	0.42	2.16[7]	52,276	34
08-31-2020	8.86	0.19[7]	0.54	0.73	(0.23)	(0.43)	(0.66)	8.93	8.50	0.81	0.43	2.18[7]	45,532	46
08-31-2019	9.25	0.23[7]	0.11	0.34	(0.26)	(0.47)	(0.73)	8.86	4.50	0.70	0.41	2.68[7]	45,444	48
08-31-2018	9.54	0.22[7]	0.12	0.34	(0.23)	(0.40)	(0.63)	9.25	3.65	0.64	0.41	2.36[7]	46,288	20
Class I
02-28-2023[6]	7.79	0.14[7]	(0.07)	0.07	(0.26)	(0.48)	(0.74)	7.12	1.18[8]	0.56[9]	0.11[9]	3.33[7,9]	433	13
08-31-2022	9.41	0.26[7]	(1.14)	(0.88)	(0.25)	(0.49)	(0.74)	7.79	(10.24)	0.53	0.12	3.06[7]	515	39
08-31-2021	8.93	0.22[7]	0.89	1.11	(0.21)	(0.42)	(0.63)	9.41	12.93	0.50	0.12	2.46[7]	452	34
08-31-2020	8.87	0.20[7]	0.54	0.74	(0.25)	(0.43)	(0.68)	8.93	8.70	0.51	0.13	2.34[7]	503	46
08-31-2019	9.25	0.27[7]	0.11	0.38	(0.29)	(0.47)	(0.76)	8.87	4.98	0.42	0.13	3.03[7]	133	48
08-31-2018	9.55	0.24[7]	0.12	0.36	(0.26)	(0.40)	(0.66)	9.25	3.84	0.35	0.11	2.57[7]	158	20
Class R2
02-28-2023[6]	7.77	0.13[7]	(0.08)	0.05	(0.23)	(0.48)	(0.71)	7.11	0.87[8]	0.95[9]	0.50[9]	3.00[7,9]	492	13
08-31-2022	9.39	0.23[7]	(1.15)	(0.92)	(0.21)	(0.49)	(0.70)	7.77	(10.59)	0.91	0.50	2.71[7]	553	39
08-31-2021	8.91	0.19[7]	0.89	1.08	(0.18)	(0.42)	(0.60)	9.39	12.60	0.84	0.45	2.13[7]	568	34
08-31-2020	8.85	0.18[7]	0.53	0.71	(0.22)	(0.43)	(0.65)	8.91	8.31	0.90	0.51	2.10[7]	359	46
08-31-2019	9.23	0.22[7]	0.12	0.34	(0.25)	(0.47)	(0.72)	8.85	4.51	0.80	0.51	2.57[7]	491	48
08-31-2018	9.53	0.21[7]	0.11	0.32	(0.22)	(0.40)	(0.62)	9.23	3.45	0.75	0.51	2.21[7]	452	20
Class R4
02-28-2023[6]	7.78	0.14[7]	(0.07)	0.07	(0.25)	(0.48)	(0.73)	7.12	1.01[8]	0.81[9]	0.26[9]	3.23[7,9]	57	13
08-31-2022	9.41	0.25[7]	(1.16)	(0.91)	(0.23)	(0.49)	(0.72)	7.78	(10.48)	0.77	0.26	2.94[7]	54	39
08-31-2021	8.92	0.21[7]	0.90	1.11	(0.20)	(0.42)	(0.62)	9.41	12.92	0.74	0.26	2.32[7]	66	34
08-31-2020	8.86	0.20[7]	0.53	0.73	(0.24)	(0.43)	(0.67)	8.92	8.57	0.75	0.26	2.33[7]	52	46
08-31-2019	9.24	0.24[7]	0.12	0.36	(0.27)	(0.47)	(0.74)	8.86	4.79	0.65	0.26	2.78[7]	89	48
08-31-2018	9.54	0.25[7]	0.10	0.35	(0.25)	(0.40)	(0.65)	9.24	3.70	0.57	0.23	2.67[7]	73	20
Class R5
02-28-2023[6]	7.78	0.14[7]	(0.06)	0.08	(0.27)	(0.48)	(0.75)	7.11	1.22[8]	0.51[9]	0.06[9]	3.40[7,9]	1,643	13
08-31-2022	9.42	0.25[7]	(1.15)	(0.90)	(0.25)	(0.49)	(0.74)	7.78	(10.30)	0.47	0.06	3.07[7]	1,693	39
08-31-2021	8.93	0.24[7]	0.89	1.13	(0.22)	(0.42)	(0.64)	9.42	12.99	0.44	0.05	2.58[7]	701	34
08-31-2020	8.87	0.24[7]	0.51	0.75	(0.26)	(0.43)	(0.69)	8.93	8.78	0.45	0.06	2.76[7]	25	46
08-31-2019	9.25	0.28[7]	0.10	0.38	(0.29)	(0.47)	(0.76)	8.87	5.03	0.35	0.06	3.21[7]	34	48
08-31-2018	9.55	0.31[7]	0.06	0.37	(0.27)	(0.40)	(0.67)	9.25	3.90	0.30	0.05	3.20[7]	43	20
Class R6
02-28-2023[6]	7.80	0.15[7]	(0.08)	0.07	(0.27)	(0.48)	(0.75)	7.12	1.14[8]	0.46[9]	0.01[9]	3.46[7,9]	9,801	13
08-31-2022	9.43	0.28[7]	(1.16)	(0.88)	(0.26)	(0.49)	(0.75)	7.80	(10.22)	0.42	0.01	3.21[7]	10,168	39
08-31-2021	8.94	0.23[7]	0.90	1.13	(0.22)	(0.42)	(0.64)	9.43	13.17	0.40	0.01	2.57[7]	10,913	34
08-31-2020	8.88	0.22[7]	0.53	0.75	(0.26)	(0.43)	(0.69)	8.94	8.83	0.40	—	2.59[7]	8,496	46
08-31-2019	9.26	0.26[7]	0.13	0.39	(0.30)	(0.47)	(0.77)	8.88	5.09	0.30	—	2.97[7]	8,356	48
08-31-2018	9.56	0.25[7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.95	0.25	—	2.69[7]	3,754	20
62	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2023[6]	7.79	0.15[7]	(0.07)	0.08	(0.27)	(0.48)	(0.75)	7.12	1.23[8]	0.50[9]	0.05[9]	3.42[7,9]	83,129	13
08-31-2022	9.42	0.27[7]	(1.16)	(0.89)	(0.25)	(0.49)	(0.74)	7.79	(10.27)	0.46	0.05	3.17[7]	87,991	39
08-31-2021	8.94	0.23[7]	0.89	1.12	(0.22)	(0.42)	(0.64)	9.42	13.00	0.44	0.05	2.55[7]	113,965	34
08-31-2020	8.87	0.22[7]	0.54	0.76	(0.26)	(0.43)	(0.69)	8.94	8.90	0.44	0.05	2.56[7]	118,858	46
08-31-2019	9.26	0.27[7]	0.10	0.37	(0.29)	(0.47)	(0.76)	8.87	4.92	0.34	0.05	3.07[7]	134,078	48
08-31-2018	9.56	0.25[7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.90	0.29	0.05	2.72[7]	161,261	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-23. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, $0.01, $0.01, $0.02 and $0.02 per share and 0.03%, 0.05%, 0.08%, 0.09%, 0.17% and 0.23%, for the periods ended 2-28-23, 8-31-22, 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	63

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
64	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio (continued)
Affiliated investment companies	$36,344,131	$36,344,131	—	—
Unaffiliated investment companies	2,994,184	2,994,184	—	—
Common stocks	278	—	—	$278
U.S. Government and Agency obligations	854,578	—	$854,578	—
Warrants	148	148	—	—
Short-term investments	98,104	98,104	—	—
Total investments in securities	$40,291,423	$39,436,567	$854,578	$278

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$185,508,174	$185,508,174	—	—
Unaffiliated investment companies	15,181,015	15,181,015	—	—
Common stocks	4,963	—	—	$4,963
U.S. Government and Agency obligations	4,736,051	—	$4,736,051	—
Warrants	1,205	1,205	—	—
Short-term investments	485,163	485,163	—	—
Total investments in securities	$205,916,571	$201,175,557	$4,736,051	$4,963

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$289,606,163	$289,606,163	—	—
Unaffiliated investment companies	23,734,097	23,734,097	—	—
Common stocks	11,442	—	—	$11,442
U.S. Government and Agency obligations	7,466,103	—	$7,466,103	—
Warrants	2,006	2,006	—	—
Short-term investments	698,456	698,456	—	—
Total investments in securities	$321,518,267	$314,040,722	$7,466,103	$11,442

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$458,715,650	$458,715,650	—	—
Unaffiliated investment companies	37,560,454	37,560,454	—	—
Common stocks	21,832	—	—	$21,832
U.S. Government and Agency obligations	11,913,454	—	$11,913,454	—
Warrants	3,338	3,338	—	—
Short-term investments	1,000,632	1,000,632	—	—
Total investments in securities	$509,215,360	$497,280,074	$11,913,454	$21,832

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$732,184,315	$732,184,315	—	—
Unaffiliated investment companies	58,039,380	58,039,380	—	—
Common stocks	39,028	—	$1	$39,027
U.S. Government and Agency obligations	24,206,538	—	24,206,538	—
Warrants	5,414	5,414	—	—
Short-term investments	2,312,107	2,312,107	—	—
Total investments in securities	$816,786,782	$792,541,216	$24,206,539	$39,027

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	65

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$776,190,340	$776,190,340	—	—
Unaffiliated investment companies	55,550,359	55,550,359	—	—
Common stocks	42,093	—	$1	$42,092
U.S. Government and Agency obligations	43,936,724	—	43,936,724	—
Warrants	5,527	5,527	—	—
Short-term investments	2,204,341	2,204,341	—	—
Total investments in securities	$877,929,384	$833,950,567	$43,936,725	$42,092

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$903,042,622	$903,042,622	—	—
Unaffiliated investment companies	55,665,615	55,665,615	—	—
Common stocks	44,602	—	$1	$44,601
U.S. Government and Agency obligations	69,803,169	—	69,803,169	—
Warrants	5,810	5,810	—	—
Short-term investments	2,231,438	2,231,438	—	—
Total investments in securities	$1,030,793,256	$960,945,485	$69,803,170	$44,601

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,014,919,799	$1,014,919,799	—	—
Unaffiliated investment companies	55,175,642	55,175,642	—	—
Common stocks	48,899	—	$1	$48,898
U.S. Government and Agency obligations	96,205,492	—	96,205,492	—
Warrants	5,876	5,876	—	—
Short-term investments	2,809,864	2,809,864	—	—
Total investments in securities	$1,169,165,572	$1,072,911,181	$96,205,493	$48,898

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$832,532,820	$832,532,820	—	—
Unaffiliated investment companies	34,983,182	34,983,182	—	—
Common stocks	35,529	—	$1	$35,528
U.S. Government and Agency obligations	87,559,230	—	87,559,230	—
Warrants	4,332	4,332	—	—
Short-term investments	2,752,309	2,752,309	—	—
Total investments in securities	$957,867,402	$870,272,643	$87,559,231	$35,528

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
66	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2020 Lifetime Portfolio (continued)
Affiliated investment companies	$456,381,767	$456,381,767	—	—
Unaffiliated investment companies	12,853,397	12,853,397	—	—
Common stocks	16,351	—	—	$16,351
U.S. Government and Agency obligations	46,749,442	—	$46,749,442	—
Warrants	1,935	1,935	—	—
Short-term investments	1,609,942	1,609,942	—	—
Total investments in securities	$517,612,834	$470,847,041	$46,749,442	$16,351

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$162,176,160	$162,176,160	—	—
Unaffiliated investment companies	4,377,477	4,377,477	—	—
Common stocks	4,898	—	—	$4,898
U.S. Government and Agency obligations	16,306,716	—	$16,306,716	—
Warrants	593	593	—	—
Short-term investments	445,506	445,506	—	—
Total investments in securities	$183,311,350	$166,999,736	$16,306,716	$4,898

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$121,588,806	$121,588,806	—	—
Unaffiliated investment companies	2,499,633	2,499,633	—	—
Common stocks	2,470	—	—	$2,470
U.S. Government and Agency obligations	11,969,858	—	$11,969,858	—
Warrants	350	350	—	—
Short-term investments	397,422	397,422	—	—
Total investments in securities	$136,458,539	$124,486,211	$11,969,858	$2,470
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	67

Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2023 were as follows:
Portfolio	Commitment fee
Multimanager 2065 Lifetime Portfolio	$1,523
Multimanager 2060 Lifetime Portfolio	1,769
Multimanager 2055 Lifetime Portfolio	1,954
Multimanager 2050 Lifetime Portfolio	2,244
Multimanager 2045 Lifetime Portfolio	2,718
Multimanager 2040 Lifetime Portfolio	2,808
Multimanager 2035 Lifetime Portfolio	3,053
Multimanager 2030 Lifetime Portfolio	3,290
Multimanager 2025 Lifetime Portfolio	3,060
Multimanager 2020 Lifetime Portfolio	2,344
Multimanager 2015 Lifetime Portfolio	1,787
Multimanager 2010 Lifetime Portfolio	1,703
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2023, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2065 Lifetime Portfolio	$44,528,903	$61,654	$(4,299,134)	$(4,237,480)
Multimanager 2060 Lifetime Portfolio	230,649,815	2,208,009	(26,941,253)	(24,733,244)
Multimanager 2055 Lifetime Portfolio	356,675,411	5,165,756	(40,322,900)	(35,157,144)
Multimanager 2050 Lifetime Portfolio	564,378,924	10,520,796	(65,684,360)	(55,163,564)
Multimanager 2045 Lifetime Portfolio	860,114,549	38,659,054	(81,986,821)	(43,327,767)
Multimanager 2040 Lifetime Portfolio	927,586,950	43,479,661	(93,137,227)	(49,657,566)
Multimanager 2035 Lifetime Portfolio	1,095,817,253	54,268,844	(119,292,841)	(65,023,997)
Multimanager 2030 Lifetime Portfolio	1,248,335,530	59,197,337	(138,367,295)	(79,169,958)
Multimanager 2025 Lifetime Portfolio	1,029,500,783	46,645,583	(118,278,964)	(71,633,381)
Multimanager 2020 Lifetime Portfolio	559,661,366	20,786,940	(62,835,472)	(42,048,532)
Multimanager 2015 Lifetime Portfolio	196,759,612	6,895,597	(20,343,859)	(13,448,262)
Multimanager 2010 Lifetime Portfolio	147,615,947	3,908,666	(15,066,074)	(11,157,408)
68	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2023, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2065 Lifetime Portfolio	0.58%
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.59%
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	69

Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2023, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2065 Lifetime Portfolio	$808	$296	$207	$205	$354	$7,340	$125,338	$134,548
Multimanager 2060 Lifetime Portfolio	15,595	75	1,195	112	2,618	30,140	275,486	325,221
Multimanager 2055 Lifetime Portfolio	41,901	132	1,431	62	4,727	47,742	366,731	462,726
Multimanager 2050 Lifetime Portfolio	99,153	177	5,462	1,871	4,092	64,283	498,480	673,518
Multimanager 2045 Lifetime Portfolio	175,904	403	7,574	329	6,343	83,513	774,106	1,048,172
Multimanager 2040 Lifetime Portfolio	209,950	736	7,017	538	6,862	92,112	835,874	1,153,089
Multimanager 2035 Lifetime Portfolio	253,368	141	11,628	238	11,315	110,306	1,014,627	1,401,623
Multimanager 2030 Lifetime Portfolio	308,348	2,424	12,513	1,130	12,434	124,554	1,174,372	1,635,775
Multimanager 2025 Lifetime Portfolio	300,065	3,007	12,022	995	11,684	97,078	1,042,904	1,467,755
Multimanager 2020 Lifetime Portfolio	278,186	595	8,869	466	12,140	52,708	521,556	874,520
Multimanager 2015 Lifetime Portfolio	162,804	1,939	1,077	33	1,042	19,130	190,451	376,476
Multimanager 2010 Lifetime Portfolio	91,834	950	1,219	121	3,610	21,907	188,690	308,331
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2065 Lifetime Portfolio	0.00%
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of each portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2023, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2023:
Portfolio	Class R4
Multimanager 2065 Lifetime Portfolio	$26
Multimanager 2060 Lifetime Portfolio	34
Portfolio	Class R4
Multimanager 2055 Lifetime Portfolio	$21
Multimanager 2050 Lifetime Portfolio	686

70	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class R4
Multimanager 2045 Lifetime Portfolio	$125
Multimanager 2040 Lifetime Portfolio	199
Multimanager 2035 Lifetime Portfolio	86
Multimanager 2030 Lifetime Portfolio	396
Portfolio	Class R4
Multimanager 2025 Lifetime Portfolio	$328
Multimanager 2020 Lifetime Portfolio	139
Multimanager 2015 Lifetime Portfolio	8
Multimanager 2010 Lifetime Portfolio	27
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2023:
	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Total sales charges	$1,356	$3,855	$2,676	$5,183	$5,305	$7,141	$13,825	$8,024	$4,946	$1,526	$1,427	$266
Retained for printing prospectus, advertising and sales literature	204	629	452	858	862	1,195	2,424	1,321	853	254	236	44
Sales commission to unrelated broker-dealers	1,152	3,226	2,224	4,325	4,443	5,946	11,401	6,703	4,093	1,272	1,191	222
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2025 Lifetime Portfolio	$89
Multimanager 2015 Lifetime Portfolio	4
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2065 Lifetime Portfolio	Class A	$308	$115
	Class I	—	42
	Class R2	66	2
	Class R4	65	2
	Class R5	7	4
	Class R6	—	84
	Class 1	7,951	—
	Total	$8,397	$249
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	71

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2060 Lifetime Portfolio	Class A	$14,039	$5,226
	Class I	—	25
	Class R2	1,792	32
	Class R4	95	3
	Class R5	379	71
	Class R6	—	812
	Class 1	41,303	—
	Total	$57,608	$6,169
Multimanager 2055 Lifetime Portfolio	Class A	$42,389	$15,783
	Class I	—	49
	Class R2	2,410	43
	Class R4	52	2
	Class R5	749	143
	Class R6	—	1,446
	Class 1	61,802	—
	Total	$107,402	$17,466
Multimanager 2050 Lifetime Portfolio	Class A	$109,320	$40,699
	Class I	—	72
	Class R2	9,820	180
	Class R4	2,396	61
	Class R5	721	134
	Class R6	—	2,119
	Class 1	91,570	—
	Total	$213,827	$43,265
Multimanager 2045 Lifetime Portfolio	Class A	$201,099	$74,866
	Class I	—	172
	Class R2	14,268	258
	Class R4	437	11
	Class R5	1,161	216
	Class R6	—	2,854
	Class 1	147,495	—
	Total	$364,460	$78,377
Multimanager 2040 Lifetime Portfolio	Class A	$233,252	$86,841
	Class I	—	305
	Class R2	12,756	232
	Class R4	688	18
	Class R5	1,197	227
	Class R6	—	3,058
	Class 1	154,751	—
	Total	$402,644	$90,681
Multimanager 2035 Lifetime Portfolio	Class A	$272,697	$101,525
	Class I	—	57
	Class R2	20,432	373
	Class R4	257	8
	Class R5	1,928	362
	Class R6	—	3,548
	Class 1	181,992	—
	Total	$477,306	$105,873
Multimanager 2030 Lifetime Portfolio	Class A	$325,150	$121,079
	Class I	—	954
	Class R2	21,741	393
	Class R4	1,386	36
	Class R5	2,113	390
	Class R6	—	3,921
	Class 1	206,420	—
72	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$556,810	$126,773
Multimanager 2025 Lifetime Portfolio	Class A	$296,953	$110,579
	Class I	—	1,104
	Class R2	19,637	355
	Class R4	1,148	29
	Class R5	1,908	343
	Class R6	—	2,869
	Class 1	172,123	—
	Total	$491,769	$115,279
Multimanager 2020 Lifetime Portfolio	Class A	$250,570	$93,329
	Class I	—	199
	Class R2	13,175	238
	Class R4	486	12
	Class R5	1,634	326
	Class R6	—	1,417
	Class 1	78,322	—
	Total	$344,187	$95,521
Multimanager 2015 Lifetime Portfolio	Class A	$120,861	$45,017
	Class I	—	542
	Class R2	1,335	24
	Class R4	21	—
	Class R5	128	23
	Class R6	—	424
	Class 1	23,572	—
	Total	$145,917	$46,030
Multimanager 2010 Lifetime Portfolio	Class A	$61,628	$22,969
	Class I	—	238
	Class R2	1,336	24
	Class R4	95	2
	Class R5	409	72
	Class R6	—	439
	Class 1	21,106	—
	Total	$84,574	$23,744
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
Multimanager 2065 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,688	$103,186	26,178	$303,916
Distributions reinvested	602	6,079	336	4,457
Repurchased	(2,837)	(29,516)	(19,553)	(222,089)
Net increase	7,453	$79,749	6,961	$86,284
Class I shares
Sold	5,114	$55,000	—	—
Distributions reinvested	220	2,223	—	—
Net increase	5,334	$57,223	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	73

Multimanager 2065 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	38	$420	—	—
Distributions reinvested	1	7	—	—
Repurchased	(1)	(14)	—	—
Net increase	38	$413	—	—
Class R5 shares
Sold	3,742	$39,431	2,016	$23,214
Distributions reinvested	169	1,704	3	40
Repurchased	(214)	(2,211)	—	—
Net increase	3,697	$38,924	2,019	$23,254
Class R6 shares
Sold	73,538	$781,806	157,105	$1,986,838
Distributions reinvested	8,283	83,657	2,766	36,683
Repurchased	(18,366)	(192,225)	(25,626)	(292,006)
Net increase	63,455	$673,238	134,245	$1,731,515
Class 1 shares
Sold	1,168,708	$12,463,362	1,946,546	$23,748,562
Distributions reinvested	148,224	1,495,583	45,990	609,369
Repurchased	(355,442)	(3,659,790)	(234,726)	(2,832,257)
Net increase	961,490	$10,299,155	1,757,810	$21,525,674
Total net increase	1,041,467	$11,148,702	1,901,035	$23,366,727

Multimanager 2060 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	50,693	$608,530	100,012	$1,449,850
Distributions reinvested	107,703	1,130,877	65,302	985,402
Repurchased	(52,784)	(618,294)	(129,039)	(1,854,545)
Net increase	105,612	$1,121,113	36,275	$580,707
Class I shares
Repurchased	—	—	(144)	$(2,346)
Net decrease	—	—	(144)	$(2,346)
Class R2 shares
Sold	8,605	$100,240	19,417	$268,722
Distributions reinvested	8,107	85,120	3,633	54,787
Repurchased	(5,335)	(64,617)	(4,803)	(73,590)
Net increase	11,377	$120,743	18,247	$249,919
Class R4 shares
Sold	1	$11	95	$1,530
Distributions reinvested	233	2,455	285	4,308
Repurchased	(334)	(4,089)	(3,812)	(59,130)
Net decrease	(100)	$(1,623)	(3,432)	$(53,292)
Class R5 shares
Sold	95,937	$1,074,147	76,303	$1,143,485
Distributions reinvested	16,490	173,313	6,613	99,860
Repurchased	(7,579)	(88,246)	(5,897)	(79,617)
Net increase	104,848	$1,159,214	77,019	$1,163,728
74	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2060 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	471,678	$5,621,278	880,119	$13,080,128
Distributions reinvested	207,597	2,183,924	95,350	1,441,686
Repurchased	(275,429)	(3,317,833)	(251,313)	(3,378,278)
Net increase	403,846	$4,487,369	724,156	$11,143,536
Class 1 shares
Sold	1,526,357	$17,853,113	2,713,396	$38,126,791
Distributions reinvested	1,996,494	21,003,115	1,033,224	15,612,019
Repurchased	(1,087,083)	(12,004,079)	(1,728,075)	(25,557,783)
Net increase	2,435,768	$26,852,149	2,018,545	$28,181,027
Total net increase	3,061,351	$33,738,965	2,870,666	$41,263,279

Multimanager 2055 Lifetime Portfolio	Six Months Ended 2-28-23[1]		Year Ended 8-31-22[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	82,476	$838,462	230,060	$2,902,524
Distributions reinvested	383,502	3,532,055	241,171	3,214,803
Repurchased	(168,249)	(1,715,291)	(447,678)	(5,752,287)
Net increase	297,729	$2,655,226	23,553	$365,040
Class I shares
Sold	84	$847	8,112	$100,319
Distributions reinvested	629	5,804	692	9,234
Repurchased	(1,089)	(10,675)	(8,808)	(104,317)
Net increase (decrease)	(376)	$(4,024)	(4)	$5,236
Class R2 shares
Sold	13,674	$139,869	30,641	$378,697
Distributions reinvested	13,564	124,787	7,444	99,159
Repurchased	(8,247)	(83,238)	(23,953)	(279,780)
Net increase	18,991	$181,418	14,132	$198,076
Class R4 shares
Sold	46	$466	—	—
Distributions reinvested	2	21	—	—
Net increase	48	$487	—	—
Class R5 shares
Sold	92,408	$914,208	172,437	$2,356,207
Distributions reinvested	43,326	399,896	20,996	280,501
Repurchased	(12,203)	(124,722)	(14,041)	(179,527)
Net increase	123,531	$1,189,382	179,392	$2,457,181
Class R6 shares
Sold	701,594	$7,366,503	1,587,450	$20,794,493
Distributions reinvested	426,966	3,936,622	236,608	3,161,082
Repurchased	(711,439)	(7,520,354)	(653,351)	(7,795,112)
Net increase	417,121	$3,782,771	1,170,707	$16,160,463
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	75

Multimanager 2055 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-23[1]		Year Ended 8-31-22[1]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,989,259	$20,567,899	3,349,675	$41,130,174
Distributions reinvested	3,583,949	33,044,014	1,944,884	25,964,198
Repurchased	(2,034,561)	(19,701,719)	(2,653,484)	(35,042,053)
Net increase	3,538,647	$33,910,194	2,641,075	$32,052,319
Total net increase	4,395,691	$41,715,454	4,028,855	$51,238,315

[1]	There were no share transactions for Class R4 for the six months ended February 28, 2023 and the year ended August 31, 2022.

Multimanager 2050 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	143,957	$1,542,003	272,183	$3,685,402
Distributions reinvested	1,167,416	11,090,452	588,097	8,345,090
Repurchased	(339,309)	(3,591,731)	(831,233)	(11,336,582)
Net increase	972,064	$9,040,724	29,047	$693,910
Class I shares
Sold	316	$3,182	3,935	$46,881
Distributions reinvested	1,307	12,443	591	8,391
Repurchased	(1,026)	(10,527)	(4,985)	(65,398)
Net increase (decrease)	597	$5,098	(459)	$(10,126)
Class R2 shares
Sold	38,603	$417,915	56,684	$749,833
Distributions reinvested	65,173	619,139	30,444	431,691
Repurchased	(8,056)	(87,925)	(96,687)	(1,289,054)
Net increase (decrease)	95,720	$949,129	(9,559)	$(107,530)
Class R4 shares
Sold	19,683	$220,903	26,436	$382,927
Distributions reinvested	23,278	221,142	10,603	150,453
Repurchased	(8,444)	(93,017)	(16,634)	(211,749)
Net increase	34,517	$349,028	20,405	$321,631
Class R5 shares
Sold	149,944	$1,551,152	160,103	$2,290,543
Distributions reinvested	47,101	448,397	14,679	208,736
Repurchased	(15,520)	(171,891)	(13,827)	(172,954)
Net increase	181,525	$1,827,658	160,955	$2,326,325
Class R6 shares
Sold	728,386	$8,091,764	1,899,364	$26,391,767
Distributions reinvested	735,116	6,998,307	349,707	4,972,835
Repurchased	(784,990)	(8,796,517)	(1,013,482)	(12,486,188)
Net increase	678,512	$6,293,554	1,235,589	$18,878,414
Class 1 shares
Sold	2,077,964	$22,459,772	3,511,187	$46,696,309
Distributions reinvested	6,112,191	58,126,941	2,854,349	40,531,758
Repurchased	(2,551,293)	(25,854,284)	(4,044,462)	(55,807,009)
Net increase	5,638,862	$54,732,429	2,321,074	$31,421,058
Total net increase	7,601,797	$73,197,620	3,757,052	$53,523,682

76	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2045 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	357,122	$3,345,070	533,853	$6,345,045
Distributions reinvested	3,099,303	25,135,349	1,115,304	14,153,204
Repurchased	(612,662)	(5,784,387)	(1,427,697)	(17,052,017)
Net increase	2,843,763	$22,696,032	221,460	$3,446,232
Class I shares
Sold	10,252	$91,631	36,025	$417,979
Distributions reinvested	6,167	50,449	1,735	22,177
Repurchased	(6,602)	(59,518)	(27,330)	(306,464)
Net increase	9,817	$82,562	10,430	$133,692
Class R2 shares
Sold	54,833	$522,341	110,431	$1,318,574
Distributions reinvested	136,264	1,111,913	43,787	558,282
Repurchased	(35,919)	(327,956)	(113,769)	(1,389,499)
Net increase	155,178	$1,306,298	40,449	$487,357
Class R4 shares
Sold	1,888	$18,030	2,907	$33,850
Distributions reinvested	6,018	48,987	1,780	22,664
Repurchased	(24)	(229)	(33)	(395)
Net increase	7,882	$66,788	4,654	$56,119
Class R5 shares
Sold	133,532	$1,179,137	271,970	$3,566,041
Distributions reinvested	108,255	888,773	37,564	481,575
Repurchased	(52,731)	(522,759)	(61,127)	(739,359)
Net increase	189,056	$1,545,151	248,407	$3,308,257
Class R6 shares
Sold	1,113,737	$10,902,906	2,483,549	$30,954,398
Distributions reinvested	1,439,675	11,776,539	486,159	6,213,113
Repurchased	(843,361)	(8,302,412)	(1,393,468)	(15,918,675)
Net increase	1,710,051	$14,377,033	1,576,240	$21,248,836
Class 1 shares
Sold	1,947,143	$18,704,576	4,174,020	$49,550,308
Distributions reinvested	14,047,223	115,046,760	4,892,833	62,579,329
Repurchased	(4,165,655)	(37,566,660)	(6,412,785)	(80,282,118)
Net increase	11,828,711	$96,184,676	2,654,068	$31,847,519
Total net increase	16,744,458	$136,258,540	4,755,708	$60,528,012

Multimanager 2040 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	312,809	$2,970,365	671,834	$8,166,693
Distributions reinvested	3,366,859	27,978,596	1,341,229	17,181,147
Repurchased	(743,881)	(7,009,822)	(1,797,047)	(21,939,286)
Net increase	2,935,787	$23,939,139	216,016	$3,408,554
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	77

Multimanager 2040 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares
Sold	8,180	$77,983	18,977	$238,324
Distributions reinvested	11,202	93,875	7,967	102,773
Repurchased	(13,877)	(134,081)	(73,258)	(931,388)
Net increase (decrease)	5,505	$37,777	(46,314)	$(590,291)
Class R2 shares
Sold	46,013	$433,734	111,050	$1,346,825
Distributions reinvested	112,139	935,236	44,756	575,114
Repurchased	(21,927)	(217,004)	(195,554)	(2,388,611)
Net increase (decrease)	136,225	$1,151,966	(39,748)	$(466,672)
Class R4 shares
Sold	5,317	$52,703	8,181	$103,421
Distributions reinvested	9,098	75,603	2,971	38,063
Repurchased	(773)	(7,436)	(2,444)	(27,135)
Net increase	13,642	$120,870	8,708	$114,349
Class R5 shares
Sold	106,095	$998,853	350,017	$4,464,819
Distributions reinvested	108,587	911,042	30,568	394,633
Repurchased	(31,011)	(324,936)	(86,410)	(956,762)
Net increase	183,671	$1,584,959	294,175	$3,902,690
Class R6 shares
Sold	1,205,549	$11,973,181	2,443,575	$30,782,991
Distributions reinvested	1,482,417	12,393,003	557,255	7,171,871
Repurchased	(898,198)	(8,773,116)	(1,821,181)	(21,269,089)
Net increase	1,789,768	$15,593,068	1,179,649	$16,685,773
Class 1 shares
Sold	2,475,885	$23,881,414	4,142,429	$49,952,601
Distributions reinvested	13,730,048	114,920,501	5,297,954	68,290,627
Repurchased	(3,926,354)	(36,149,195)	(7,291,179)	(91,489,353)
Net increase	12,279,579	$102,652,720	2,149,204	$26,753,875
Total net increase	17,344,177	$145,080,499	3,761,690	$49,808,278

Multimanager 2035 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	445,635	$4,124,544	768,758	$9,147,586
Distributions reinvested	3,616,088	29,724,240	1,706,552	21,092,977
Repurchased	(908,341)	(8,540,832)	(2,051,612)	(23,948,965)
Net increase	3,153,382	$25,307,952	423,698	$6,291,598
Class I shares
Sold	12,312	$117,653	47,679	$492,996
Distributions reinvested	1,756	14,504	648	8,047
Repurchased	(15,023)	(143,446)	(44,009)	(473,742)
Net increase (decrease)	(955)	$(11,289)	4,318	$27,301
78	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2035 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	95,320	$866,507	144,865	$1,718,773
Distributions reinvested	164,455	1,361,686	73,004	907,436
Repurchased	(29,221)	(274,792)	(209,502)	(2,517,704)
Net increase	230,554	$1,953,401	8,367	$108,505
Class R4 shares
Sold	641	$6,030	6,150	$74,434
Distributions reinvested	3,481	28,822	1,180	14,662
Repurchased	(18)	(171)	(23)	(263)
Net increase	4,104	$34,681	7,307	$88,833
Class R5 shares
Sold	231,102	$2,077,454	469,045	$5,736,499
Distributions reinvested	158,344	1,312,676	43,535	542,443
Repurchased	(52,570)	(502,447)	(63,126)	(745,388)
Net increase	336,876	$2,887,683	449,454	$5,533,554
Class R6 shares
Sold	1,331,055	$12,749,705	2,996,917	$36,017,209
Distributions reinvested	1,608,885	13,321,565	700,189	8,710,346
Repurchased	(712,143)	(6,812,256)	(2,314,446)	(25,722,152)
Net increase	2,227,797	$19,259,014	1,382,660	$19,005,403
Class 1 shares
Sold	2,714,206	$25,663,776	4,926,192	$57,515,786
Distributions reinvested	14,898,115	123,505,373	6,780,994	84,491,184
Repurchased	(5,256,274)	(48,110,450)	(9,495,232)	(117,560,237)
Net increase	12,356,047	$101,058,699	2,211,954	$24,446,733
Total net increase	18,307,805	$150,490,141	4,487,758	$55,501,927

Multimanager 2030 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	505,941	$4,574,294	972,461	$11,642,722
Distributions reinvested	3,863,858	31,606,357	2,016,060	23,910,474
Repurchased	(1,098,633)	(10,049,552)	(2,909,537)	(32,874,111)
Net increase	3,271,166	$26,131,099	78,984	$2,679,085
Class I shares
Sold	24,256	$235,820	110,045	$1,290,519
Distributions reinvested	28,959	235,726	11,122	131,348
Repurchased	(52,792)	(465,036)	(74,217)	(837,870)
Net increase	423	$6,510	46,950	$583,997
Class R2 shares
Sold	56,240	$506,066	234,842	$2,592,622
Distributions reinvested	159,724	1,293,761	86,376	1,015,776
Repurchased	(39,352)	(376,438)	(372,693)	(3,983,882)
Net increase (decrease)	176,612	$1,423,389	(51,475)	$(375,484)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	79

Multimanager 2030 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	8,763	$82,629	10,295	$122,292
Distributions reinvested	15,183	123,134	6,779	79,854
Repurchased	(930)	(8,478)	(4,717)	(48,867)
Net increase	23,016	$197,285	12,357	$153,279
Class R5 shares
Sold	228,523	$1,962,986	508,492	$5,926,250
Distributions reinvested	157,327	1,277,495	64,250	758,154
Repurchased	(104,948)	(913,789)	(216,534)	(2,406,035)
Net increase	280,902	$2,326,692	356,208	$4,278,369
Class R6 shares
Sold	1,455,130	$13,504,809	3,402,410	$39,873,894
Distributions reinvested	1,645,952	13,365,131	797,713	9,405,036
Repurchased	(919,511)	(8,464,249)	(2,494,369)	(26,979,653)
Net increase	2,181,571	$18,405,691	1,705,754	$22,299,277
Class 1 shares
Sold	2,605,588	$24,022,181	5,497,564	$62,308,250
Distributions reinvested	15,557,495	126,482,435	7,919,197	93,446,526
Repurchased	(6,251,044)	(55,761,277)	(11,049,572)	(125,697,108)
Net increase	11,912,039	$94,743,339	2,367,189	$30,057,668
Total net increase	17,845,729	$143,234,005	4,515,967	$59,676,191

Multimanager 2025 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	457,850	$3,959,789	1,058,491	$11,373,302
Distributions reinvested	3,374,611	26,794,414	2,157,658	24,036,311
Repurchased	(1,721,964)	(15,209,298)	(3,409,776)	(36,085,865)
Net increase (decrease)	2,110,497	$15,544,905	(193,627)	$(676,252)
Class I shares
Sold	39,360	$375,928	42,863	$448,278
Distributions reinvested	33,013	260,472	22,448	248,727
Repurchased	(1,775)	(14,952)	(90,287)	(893,196)
Net increase (decrease)	70,598	$621,448	(24,976)	$(196,191)
Class R2 shares
Sold	61,161	$539,019	150,575	$1,569,519
Distributions reinvested	137,977	1,085,877	102,883	1,136,862
Repurchased	(173,730)	(1,531,563)	(372,624)	(3,891,613)
Net increase (decrease)	25,408	$93,333	(119,166)	$(1,185,232)
Class R4 shares
Sold	2,407	$21,231	8,652	$98,675
Distributions reinvested	11,989	94,710	6,571	72,877
Repurchased	(6,121)	(50,592)	(1,380)	(14,967)
Net increase	8,275	$65,349	13,843	$156,585
80	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2025 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	365,009	$2,995,247	550,836	$6,041,337
Distributions reinvested	123,777	975,359	57,588	637,503
Repurchased	(99,730)	(870,105)	(219,057)	(2,206,699)
Net increase	389,056	$3,100,501	389,367	$4,472,141
Class R6 shares
Sold	1,055,520	$9,454,742	2,542,179	$27,987,669
Distributions reinvested	1,090,990	8,586,095	678,533	7,497,792
Repurchased	(784,709)	(6,884,651)	(2,322,936)	(23,792,958)
Net increase	1,361,801	$11,156,186	897,776	$11,692,503
Class 1 shares
Sold	750,054	$6,689,703	3,390,101	$37,560,166
Distributions reinvested	12,392,870	97,655,814	8,234,978	91,161,204
Repurchased	(8,618,296)	(74,691,959)	(15,237,874)	(165,203,408)
Net increase (decrease)	4,524,628	$29,653,558	(3,612,795)	$(36,482,038)
Total net increase (decrease)	8,490,263	$60,235,280	(2,649,578)	$(22,218,484)

Multimanager 2020 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	180,471	$1,443,827	490,795	$4,685,544
Distributions reinvested	2,818,334	20,630,205	2,327,639	22,950,524
Repurchased	(1,639,097)	(13,126,480)	(3,640,513)	(34,871,107)
Net increase (decrease)	1,359,708	$8,947,552	(822,079)	$(7,235,039)
Class I shares
Sold	23,691	$202,193	92,136	$990,440
Distributions reinvested	3,836	28,077	9,715	95,882
Repurchased	(25,927)	(202,152)	(102,340)	(964,997)
Net increase (decrease)	1,600	$28,118	(489)	$121,325
Class R2 shares
Sold	29,276	$233,581	64,642	$608,123
Distributions reinvested	90,402	657,220	63,598	623,899
Repurchased	(30,465)	(253,160)	(52,208)	(496,078)
Net increase	89,213	$637,641	76,032	$735,944
Class R4 shares
Sold	6,455	$52,660	9,973	$100,277
Distributions reinvested	5,145	37,351	6,967	68,277
Repurchased	(871)	(7,313)	(41,150)	(395,244)
Net increase (decrease)	10,729	$82,698	(24,210)	$(226,690)
Class R5 shares
Sold	65,852	$506,911	443,403	$4,421,421
Distributions reinvested	128,929	939,893	103,745	1,020,849
Repurchased	(77,049)	(592,678)	(497,956)	(4,726,954)
Net increase	117,732	$854,126	49,192	$715,316
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	81

Multimanager 2020 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	652,336	$5,355,686	1,591,019	$16,014,671
Distributions reinvested	560,358	4,073,800	422,289	4,142,655
Repurchased	(409,521)	(3,277,768)	(1,611,556)	(15,001,289)
Net increase	803,173	$6,151,718	401,752	$5,156,037
Class 1 shares
Sold	409,769	$3,286,609	1,478,820	$14,335,516
Distributions reinvested	5,512,185	40,183,832	4,787,474	47,060,867
Repurchased	(4,117,209)	(32,374,003)	(10,654,550)	(101,917,411)
Net increase (decrease)	1,804,745	$11,096,438	(4,388,256)	$(40,521,028)
Total net increase (decrease)	4,186,900	$27,798,291	(4,708,058)	$(41,254,135)

Multimanager 2015 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	16,472	$119,004	99,838	$874,056
Distributions reinvested	1,358,234	9,263,154	1,003,898	8,994,929
Repurchased	(899,289)	(6,706,809)	(1,420,178)	(12,383,898)
Net increase (decrease)	475,417	$2,675,349	(316,442)	$(2,514,913)
Class I shares
Sold	—	—	98,399	$808,116
Distributions reinvested	12,965	$88,168	8,816	78,908
Repurchased	(85,648)	(654,295)	(17,437)	(148,378)
Net increase (decrease)	(72,683)	$(566,127)	89,778	$738,646
Class R2 shares
Sold	2,754	$20,298	9,202	$79,060
Distributions reinvested	9,405	63,668	8,596	76,591
Repurchased	(22,541)	(162,017)	(179,134)	(1,699,290)
Net decrease	(10,382)	$(78,051)	(161,336)	$(1,543,639)
Class R4 shares
Sold	1,355	$10,000	—	—
Net increase	1,355	$10,000	—	—
Class R5 shares
Sold	6,540	$46,377	43,429	$373,071
Distributions reinvested	9,057	61,495	2,694	24,087
Repurchased	(3,327)	(23,668)	(7,236)	(60,739)
Net increase	12,270	$84,204	38,887	$336,419
Class R6 shares
Sold	117,099	$878,022	298,345	$2,658,854
Distributions reinvested	170,613	1,160,167	127,963	1,145,265
Repurchased	(182,158)	(1,325,143)	(434,774)	(3,697,924)
Net increase (decrease)	105,554	$713,046	(8,466)	$106,195
Class 1 shares
Sold	394,709	$2,939,691	1,155,995	$10,445,160
Distributions reinvested	1,639,943	11,151,614	1,371,957	12,265,294
Repurchased	(1,500,131)	(11,237,052)	(4,051,740)	(35,059,164)
Net increase (decrease)	534,521	$2,854,253	(1,523,788)	$(12,348,710)
Total net increase (decrease)	1,046,052	$5,692,674	(1,881,367)	$(15,226,002)

82	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2010 Lifetime Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	111,717	$829,804	183,498	$1,502,550
Distributions reinvested	542,371	3,780,357	435,947	3,818,899
Repurchased	(379,602)	(2,852,589)	(706,647)	(5,961,264)
Net increase (decrease)	274,486	$1,757,572	(87,202)	$(639,815)
Class I shares
Sold	8,026	$59,125	35,467	$297,750
Distributions reinvested	4,795	33,325	3,303	28,897
Repurchased	(18,173)	(135,115)	(20,676)	(166,470)
Net increase (decrease)	(5,352)	$(42,665)	18,094	$160,177
Class R2 shares
Sold	3,085	$22,956	8,838	$74,546
Distributions reinvested	7,454	51,882	4,914	42,996
Repurchased	(12,575)	(91,438)	(3,017)	(26,727)
Net increase (decrease)	(2,036)	$(16,600)	10,735	$90,815
Class R4 shares
Sold	381	$2,882	733	$6,646
Distributions reinvested	756	5,258	514	4,495
Repurchased	(18)	(136)	(1,353)	(12,556)
Net increase (decrease)	1,119	$8,004	(106)	$(1,415)
Class R5 shares
Sold	4,890	$36,096	162,142	$1,361,244
Distributions reinvested	22,252	154,650	6,290	55,038
Repurchased	(13,649)	(102,790)	(25,460)	(205,567)
Net increase	13,493	$87,956	142,972	$1,210,715
Class R6 shares
Sold	85,835	$645,519	272,526	$2,371,376
Distributions reinvested	133,216	927,181	104,161	911,410
Repurchased	(147,371)	(1,093,320)	(230,148)	(1,893,640)
Net increase	71,680	$479,380	146,539	$1,389,146
Class 1 shares
Sold	788,801	$5,959,616	1,802,539	$15,451,935
Distributions reinvested	1,176,581	8,189,002	988,298	8,647,605
Repurchased	(1,583,025)	(11,744,474)	(3,595,380)	(30,829,306)
Net increase (decrease)	382,357	$2,404,144	(804,543)	$(6,729,766)
Total net increase (decrease)	735,747	$4,677,791	(573,511)	$(4,520,143)
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager 2065 Lifetime Portfolio	Class A	20%
Multimanager 2065 Lifetime Portfolio	Class I	48%
Multimanager 2065 Lifetime Portfolio	Class R2	99%
Multimanager 2065 Lifetime Portfolio	Class R4	100%
Multimanager 2065 Lifetime Portfolio	Class R5	47%
Multimanager 2065 Lifetime Portfolio	Class 1	100%
Multimanager 2060 Lifetime Portfolio	Class I	100%
Multimanager 2060 Lifetime Portfolio	Class R4	68%
Multimanager 2060 Lifetime Portfolio	Class 1	100%
Multimanager 2055 Lifetime Portfolio	Class I	46%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	83

Portfolio	Class	% by Class
Multimanager 2055 Lifetime Portfolio	Class R4	99%
Multimanager 2055 Lifetime Portfolio	Class 1	100%
Multimanager 2050 Lifetime Portfolio	Class I	30%
Multimanager 2050 Lifetime Portfolio	Class R6	1%
Multimanager 2050 Lifetime Portfolio	Class 1	100%
Multimanager 2045 Lifetime Portfolio	Class I	10%
Multimanager 2045 Lifetime Portfolio	Class 1	100%
Multimanager 2040 Lifetime Portfolio	Class 1	100%
Multimanager 2035 Lifetime Portfolio	Class 1	100%
Multimanager 2030 Lifetime Portfolio	Class 1	100%
Multimanager 2025 Lifetime Portfolio	Class 1	100%
Multimanager 2020 Lifetime Portfolio	Class 1	100%
Multimanager 2015 Lifetime Portfolio	Class R4	100%
Multimanager 2015 Lifetime Portfolio	Class 1	100%
Multimanager 2010 Lifetime Portfolio	Class R6	1%
Multimanager 2010 Lifetime Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2023:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2065 Lifetime Portfolio	$407,339	$16,150,722	$100,206	$4,944,567
Multimanager 2060 Lifetime Portfolio	1,753,586	37,903,362	674,964	19,125,540
Multimanager 2055 Lifetime Portfolio	2,558,265	50,049,391	1,114,930	33,824,376
Multimanager 2050 Lifetime Portfolio	4,032,774	67,365,976	1,790,493	47,025,978
Multimanager 2045 Lifetime Portfolio	8,637,508	90,736,254	3,543,492	71,988,295
Multimanager 2040 Lifetime Portfolio	13,995,910	100,217,995	6,763,364	77,677,208
Multimanager 2035 Lifetime Portfolio	20,869,614	109,335,502	11,007,499	91,511,430
Multimanager 2030 Lifetime Portfolio	24,031,298	132,449,937	17,310,902	120,411,991
Multimanager 2025 Lifetime Portfolio	18,700,046	87,838,231	18,323,548	124,729,097
Multimanager 2020 Lifetime Portfolio	9,620,163	46,140,784	10,502,910	64,609,881
Multimanager 2015 Lifetime Portfolio	3,340,733	15,667,540	4,025,062	24,705,958
Multimanager 2010 Lifetime Portfolio	2,483,091	15,365,180	2,760,589	19,110,797
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2023, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager 2030 Lifetime Portfolio	JHF Diversified Real Assets Fund	6.1%
Multimanager 2025 Lifetime Portfolio	JHF Diversified Real Assets Fund	6.3%
	JHF II Fundamental Global Franchise Fund	5.1%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Absolute Return Currency	—	$384,709	—	$(391,823)	$(11,419)	$18,533	—	—	—
Blue Chip Growth	57,488	1,706,416	$548,045	(41,505)	(36,210)	(135,340)	—	$84,573	$2,041,406
Bond	15,147	152,071	174,567	(118,868)	(5,474)	1,130	$3,747	—	203,426
Capital Appreciation	136,143	1,058,307	772,347	(255,258)	(311,775)	154,985	—	146,351	1,418,606
84	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	132,239	$918,309	$596,515	$(286,019)	$(143,853)	$11,312	$17,165	$126,397	$1,096,264
Disciplined Value	92,565	1,380,707	682,365	(49,974)	(12,363)	(34,646)	24,462	93,537	1,966,089
Disciplined Value International	121,898	1,207,118	376,644	(75,877)	(6,886)	195,815	31,660	6,345	1,696,814
Emerging Markets Debt	31,223	152,596	199,355	(128,262)	(7,395)	9,761	5,803	—	226,055
Emerging Markets Equity	323,612	2,144,116	1,179,879	(436,183)	(310,680)	296,542	34,732	—	2,873,674
Equity Income	145,349	1,867,400	1,070,508	(78,401)	(17,153)	(127,232)	27,640	197,882	2,715,122
Financial Industries	36,497	408,564	271,565	(80,499)	(45,212)	8,737	6,193	48,120	563,155
Fundamental Large Cap Core	27,145	1,115,942	711,018	(185,319)	(90,004)	7,575	8,344	79,086	1,559,212
Health Sciences	130,960	439,383	264,743	(79,143)	(31,847)	14,519	—	15,315	607,655
High Yield	77,827	152,713	196,327	(120,358)	(7,745)	6,316	6,097	—	227,253
International Dynamic Growth	50,649	357,114	174,301	(72,560)	(53,266)	69,499	4,029	—	475,088
International Growth	34,598	670,113	434,529	(238,246)	(178,517)	126,564	—	100,031	814,443
International Small Company	71,692	520,519	242,336	(89,803)	(39,966)	78,096	10,601	12,747	711,182
International Strategic Equity Allocation	571,736	3,538,560	1,682,159	(313,017)	(32,755)	242,089	101,458	—	5,117,036
John Hancock Collateral Trust	9,815	32,702	411,308	(347,022)	629	487	1,256	—	98,104
Mid Cap Growth	147,632	1,428,751	926,799	(357,139)	(327,610)	249,894	—	121,259	1,920,695
Mid Value	152,496	1,679,591	1,251,063	(328,042)	(108,051)	(50,054)	11,908	357,103	2,444,507
Science & Technology	154,971	225,079	123,081	(125,530)	(101,243)	81,625	—	32,861	203,012
Short Duration Bond	53,953	—	740,578	(249,360)	2,113	3,033	7,903	—	496,364
Small Cap Growth	27,240	260,782	174,697	(48,952)	(47,220)	36,874	—	—	376,181
Small Cap Value	24,427	306,144	226,736	(52,693)	(22,798)	(15,757)	4,350	60,579	441,632
U.S. Sector Rotation	733,802	4,823,616	1,843,947	(410,976)	(65,440)	(41,887)	58,866	102,623	6,149,260
					$(2,012,140)	$1,208,470	$366,214	$1,584,809	$36,442,235
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	—	$2,521,057	—	$(2,566,767)	$(74,010)	$119,720	—	—	—
Blue Chip Growth	291,355	10,964,486	$1,239,867	(728,913)	(609,896)	(519,516)	—	$518,418	$10,346,028
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	85

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	74,881	$1,011,546	$505,977	$(484,104)	$(53,174)	$25,413	$20,675	—	$1,005,658
Capital Appreciation	689,983	6,800,098	2,003,920	(749,294)	(941,525)	76,424	—	$783,125	7,189,623
Capital Appreciation Value	670,994	5,886,256	1,452,669	(1,065,521)	(487,483)	(223,379)	92,415	680,513	5,562,542
Disciplined Value	469,130	8,901,769	1,491,267	(236,454)	(45,167)	(147,103)	131,902	504,353	9,964,312
Disciplined Value International	618,082	7,737,482	574,176	(790,826)	(95,180)	1,178,055	179,809	36,035	8,603,707
Emerging Markets Debt	154,973	1,010,055	625,922	(522,067)	(90,881)	98,978	32,009	—	1,122,007
Emerging Markets Equity	1,640,094	13,774,987	2,619,674	(1,826,405)	(1,304,478)	1,300,255	185,535	—	14,564,033
Equity Income	736,642	12,058,625	2,625,524	(190,040)	(26,396)	(707,237)	158,534	1,066,984	13,760,476
Financial Industries	186,299	2,649,454	709,666	(299,862)	(141,431)	(43,241)	33,333	258,995	2,874,586
Fundamental Large Cap Core	137,574	7,170,429	1,474,294	(272,901)	(119,388)	(350,207)	44,993	426,435	7,902,227
Health Sciences	663,718	2,823,234	505,380	(171,688)	(68,555)	(8,721)	—	82,579	3,079,650
High Yield	385,706	1,005,088	534,568	(402,418)	(47,688)	36,712	33,428	—	1,126,262
International Dynamic Growth	256,694	2,294,691	188,878	(172,262)	(148,856)	245,339	21,727	—	2,407,790
International Growth	175,347	4,295,344	981,817	(884,878)	(584,657)	320,044	—	538,097	4,127,670
International Small Company	364,512	3,336,464	371,129	(309,619)	(127,308)	345,297	57,069	68,618	3,615,963
International Strategic Equity Allocation	2,899,788	22,681,759	3,592,390	(1,453,652)	(172,431)	1,305,033	547,049	—	25,953,099
John Hancock Collateral Trust	48,538	309,606	1,597,518	(1,422,035)	139	(65)	7,855	—	485,163
Mid Cap Growth	748,213	9,225,622	1,910,385	(978,521)	(914,796)	491,564	—	653,830	9,734,254
Mid Value	772,862	10,831,155	3,058,942	(754,883)	(232,843)	(513,395)	64,208	1,925,495	12,388,976
Science & Technology	785,406	1,451,784	402,566	(709,222)	(915,995)	799,749	—	177,187	1,028,882
Short Duration Bond	265,309	—	3,422,015	(1,012,633)	11,250	20,212	41,490	—	2,440,844
Small Cap Growth	139,124	1,675,641	402,013	(99,064)	(101,256)	43,963	—	—	1,921,297
Small Cap Value	123,796	1,967,114	575,139	(106,896)	(36,458)	(160,669)	23,454	326,643	2,238,230
U.S. Sector Rotation	3,884,255	30,993,882	3,600,846	(1,408,435)	(193,888)	(442,347)	317,031	552,689	32,550,058
					$(7,522,351)	$3,290,878	$1,992,516	$8,599,996	$185,993,337
86	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	—	$4,097,923	—	$(4,172,803)	$(151,311)	$226,191	—	—	—
Blue Chip Growth	454,404	17,926,787	$1,711,113	(1,631,521)	(1,174,871)	(695,612)	—	$838,043	$16,135,896
Bond	116,191	1,582,884	756,623	(734,281)	(110,946)	66,167	$32,666	—	1,560,447
Capital Appreciation	1,076,113	11,118,069	2,738,220	(1,226,389)	(1,500,840)	84,036	—	1,251,910	11,213,096
Capital Appreciation Value	1,050,092	9,631,927	2,056,192	(1,847,832)	(772,695)	(362,330)	146,612	1,079,599	8,705,262
Disciplined Value	732,150	14,605,492	1,679,422	(458,778)	(83,069)	(192,212)	209,256	800,130	15,550,855
Disciplined Value International	964,401	12,617,669	732,265	(1,656,773)	(176,092)	1,907,396	289,007	57,919	13,424,465
Emerging Markets Debt	239,452	1,583,066	836,306	(694,879)	(159,009)	168,146	50,485	—	1,733,630
Emerging Markets Equity	2,557,927	22,328,982	3,172,254	(2,688,012)	(1,903,764)	1,804,931	294,343	—	22,714,391
Equity Income	1,148,884	19,829,926	3,066,979	(265,121)	(37,334)	(1,133,305)	254,672	1,692,717	21,461,145
Financial Industries	291,815	4,378,656	941,495	(520,076)	(239,297)	(58,079)	52,881	410,883	4,502,699
Fundamental Large Cap Core	214,563	11,723,555	2,110,167	(746,354)	(288,172)	(474,707)	71,379	676,517	12,324,489
Health Sciences	1,035,149	4,615,949	656,988	(353,972)	(137,219)	21,345	—	131,007	4,803,091
High Yield	597,556	1,580,212	725,207	(539,445)	(88,072)	66,962	52,732	—	1,744,864
International Dynamic Growth	400,346	3,751,673	236,692	(385,141)	(288,248)	440,267	34,468	—	3,755,243
International Growth	273,584	6,989,575	1,393,790	(1,517,639)	(899,072)	473,512	—	853,664	6,440,166
International Small Company	569,174	5,441,784	464,003	(603,727)	(213,507)	557,651	90,537	108,860	5,646,204
International Strategic Equity Allocation	4,539,239	36,864,026	5,012,747	(3,048,939)	(348,972)	2,147,328	867,868	—	40,626,190
John Hancock Collateral Trust	69,877	454,442	2,180,828	(1,936,919)	194	(89)	11,259	—	698,456
Mid Cap Growth	1,166,930	15,250,191	2,374,859	(1,757,785)	(1,595,232)	909,727	—	1,037,269	15,181,760
Mid Value	1,205,754	17,707,429	4,381,170	(1,560,500)	(441,063)	(758,796)	101,863	3,054,705	19,328,240
Science & Technology	1,224,937	2,374,182	604,404	(1,185,457)	(1,512,764)	1,324,303	—	281,098	1,604,668
Short Duration Bond	411,672	—	5,233,426	(1,496,764)	17,550	33,167	65,210	—	3,787,379
Small Cap Growth	218,513	2,739,650	538,121	(163,558)	(165,694)	69,152	—	—	3,017,671
Small Cap Value	193,702	3,236,913	737,817	(159,452)	(54,861)	(258,289)	37,209	518,203	3,502,128
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	87

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	6,067,087	$50,755,603	$4,042,958	$(2,909,549)	$(427,967)	$(618,861)	$503,549	$877,853	$50,842,184
					$(12,752,327)	$5,748,001	$3,165,996	$13,670,377	$290,304,619
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	—	$6,499,182	—	$(6,617,873)	$(148,762)	$267,453	—	—	—
Blue Chip Growth	715,918	28,495,900	$2,363,030	(2,481,229)	(1,584,515)	(1,370,936)	—	$1,330,560	$25,422,250
Bond	182,377	2,495,098	1,196,835	(1,175,384)	(165,275)	98,048	$50,891	—	2,449,322
Capital Appreciation	1,710,658	17,780,240	3,683,947	(1,437,202)	(1,676,107)	(525,826)	—	1,957,757	17,825,052
Capital Appreciation Value	1,658,374	15,490,607	2,597,898	(2,544,064)	(1,013,656)	(782,864)	233,339	1,718,227	13,747,921
Disciplined Value	1,157,821	23,499,193	2,129,562	(614,466)	(92,555)	(329,606)	332,954	1,273,115	24,592,128
Disciplined Value International	1,532,557	20,035,057	1,020,145	(2,473,777)	(277,367)	3,029,138	451,887	90,561	21,333,196
Emerging Markets Debt	375,936	2,503,108	1,174,987	(973,555)	(242,895)	260,133	78,517	—	2,721,778
Emerging Markets Equity	4,031,307	35,654,853	3,977,479	(3,641,765)	(2,573,250)	2,380,690	468,491	—	35,798,007
Equity Income	1,812,414	31,905,052	4,488,364	(670,500)	(78,560)	(1,788,468)	405,572	2,693,350	33,855,888
Financial Industries	463,545	6,979,760	1,149,974	(526,425)	(235,601)	(215,215)	83,623	649,745	7,152,493
Fundamental Large Cap Core	341,445	18,854,999	2,354,813	(403,175)	(138,724)	(1,055,339)	112,749	1,068,615	19,612,574
Health Sciences	1,631,308	7,366,836	891,971	(515,326)	(188,985)	14,775	—	208,503	7,569,271
High Yield	934,701	2,503,108	1,275,372	(1,017,700)	(142,449)	110,996	81,990	—	2,729,327
International Dynamic Growth	631,713	5,953,171	295,856	(566,208)	(402,699)	645,350	54,853	—	5,925,470
International Growth	432,515	11,143,535	1,941,666	(2,221,482)	(1,250,714)	568,389	—	1,358,581	10,181,394
International Small Company	901,565	8,641,199	643,935	(892,076)	(292,603)	843,072	144,093	173,254	8,943,527
International Strategic Equity Allocation	7,187,463	58,665,333	7,144,518	(4,339,366)	(480,166)	3,337,475	1,381,248	—	64,327,794
John Hancock Collateral Trust	100,108	664,851	3,451,313	(3,115,656)	278	(154)	15,910	—	1,000,632
Mid Cap Growth	1,839,966	24,488,036	2,553,835	(1,984,056)	(2,047,901)	928,042	—	1,650,857	23,937,956
Mid Value	1,918,930	28,635,692	5,937,479	(1,974,062)	(518,259)	(1,320,397)	160,809	4,822,420	30,760,453
Science & Technology	1,930,399	3,789,145	899,802	(1,867,313)	(2,366,892)	2,074,080	—	447,379	2,528,822
Short Duration Bond	647,585	—	8,284,921	(2,406,063)	29,190	49,730	101,847	—	5,957,778
88	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	346,261	$4,368,924	$705,090	$(143,180)	$(142,265)	$(6,710)	—	—	$4,781,859
Small Cap Value	306,974	5,196,689	952,853	(112,711)	(43,264)	(443,476)	$58,743	$818,107	5,550,091
U.S. Sector Rotation	9,667,219	81,628,017	4,471,029	(3,496,481)	(482,072)	(1,109,194)	791,191	1,379,308	81,011,299
					$(16,556,068)	$5,659,186	$5,008,707	$21,640,339	$459,716,282
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	—	$10,543,559	—	$(10,734,366)	$62,147	$128,660	—	—	—
Blue Chip Growth	1,107,187	45,520,419	$2,631,979	(4,201,029)	(2,215,353)	(2,419,799)	—	$2,085,446	$39,316,217
Bond	748,355	10,110,557	2,107,718	(1,841,689)	(302,930)	(23,251)	$199,131	—	10,050,405
Capital Appreciation	2,634,021	28,362,359	4,704,198	(2,238,462)	(1,350,658)	(2,030,941)	—	2,994,426	27,446,496
Capital Appreciation Value	2,681,583	25,478,443	3,335,539	(3,728,501)	(1,052,709)	(1,802,446)	374,357	2,756,636	22,230,326
Disciplined Value	1,799,645	37,424,576	3,025,145	(1,557,200)	3,410	(671,462)	524,446	2,005,323	38,224,469
Disciplined Value International	2,456,454	32,343,210	1,375,652	(3,956,571)	(28,552)	4,460,100	724,772	145,249	34,193,839
Diversified Real Assets	752,185	5,339,331	3,389,553	(38,076)	(1,386)	(264,945)	127,771	178,748	8,424,477
Emerging Markets Debt	1,433,274	6,832,584	4,627,898	(1,050,086)	(330,473)	296,984	232,949	—	10,376,907
Emerging Markets Equity	5,804,298	54,700,829	3,090,025	(6,069,335)	(3,902,226)	3,722,872	718,397	—	51,542,165
Equity Income	2,816,657	50,807,225	6,026,488	(1,290,586)	94,173	(3,022,142)	645,257	4,271,283	52,615,158
Financial Industries	719,774	11,102,714	1,511,745	(847,857)	(124,682)	(535,814)	128,093	995,278	11,106,106
Fundamental Large Cap Core	524,641	29,722,080	2,912,392	(594,443)	(154,981)	(1,749,687)	170,859	1,619,383	30,135,361
Health Sciences	2,525,743	11,568,480	754,693	(326,652)	(46,682)	(230,391)	—	328,552	11,719,448
High Yield	2,125,351	5,582,721	1,479,744	(763,102)	(134,690)	41,351	177,287	—	6,206,024
International Dynamic Growth	1,016,841	9,587,153	408,380	(863,931)	(354,961)	761,329	88,659	—	9,537,970
International Growth	690,679	17,947,222	2,487,788	(3,085,073)	(762,326)	(329,037)	—	2,195,849	16,258,574
International Small Company	1,452,474	14,120,660	780,242	(1,392,247)	(53,526)	953,415	233,453	280,699	14,408,544
International Strategic Equity Allocation	11,284,043	93,183,409	10,131,034	(6,957,145)	(704,750)	5,339,640	2,198,048	—	100,992,188
John Hancock Collateral Trust	231,315	1,693,884	7,742,676	(7,124,759)	660	(354)	37,719	—	2,312,107
Mid Cap Growth	2,790,224	37,928,038	2,974,916	(2,843,587)	(2,027,207)	268,655	—	2,552,075	36,300,815
Mid Value	2,915,454	44,581,754	7,644,089	(2,874,463)	(190,321)	(2,426,328)	242,619	7,275,770	46,734,731
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	89

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	3,057,018	$5,949,637	$1,128,261	$(2,601,130)	$(3,123,872)	$2,651,797	—	$704,643	$4,004,693
Short Duration Bond	993,783	—	11,132,878	(2,105,896)	23,151	92,667	$159,019	—	9,142,800
Small Cap Growth	507,899	6,705,971	868,576	(337,860)	(138,610)	(83,998)	—	—	7,014,079
Small Cap Value	455,390	7,919,138	1,390,146	(346,360)	48,094	(777,564)	88,032	1,226,025	8,233,454
U.S. Sector Rotation	15,032,109	130,429,743	4,021,337	(5,992,463)	(829,199)	(1,660,349)	1,250,815	2,180,584	125,969,069
					$(17,598,459)	$688,962	$8,321,683	$33,795,969	$734,496,422
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	—	$13,241,255	—	$(13,483,199)	$(49,552)	$291,496	—	—	—
Blue Chip Growth	1,047,705	43,811,989	$2,456,547	(4,601,133)	(2,365,183)	(2,098,198)	—	$1,994,766	$37,204,022
Bond	1,821,203	22,574,931	4,268,773	(1,648,216)	(367,022)	(369,709)	$457,508	—	24,458,757
Capital Appreciation	2,490,805	26,760,572	4,701,238	(2,306,171)	(1,373,297)	(1,828,157)	—	2,843,223	25,954,185
Capital Appreciation Value	2,557,482	21,890,310	2,751,841	(1,057,919)	(271,601)	(2,111,105)	320,343	2,358,895	21,201,526
Core Bond	1,369,459	13,803,729	2,756,413	(1,101,422)	(209,327)	(308,593)	246,433	—	14,940,800
Disciplined Value	1,703,365	35,713,744	2,856,140	(1,742,549)	39,804	(687,668)	493,766	1,888,012	36,179,471
Disciplined Value International	2,455,515	31,871,236	1,268,365	(3,307,425)	48,824	4,299,773	704,764	141,239	34,180,773
Diversified Real Assets	1,998,056	18,943,186	4,565,580	(397,297)	(6,273)	(726,969)	449,348	628,625	22,378,227
Emerging Markets Debt	2,463,250	13,461,315	5,349,359	(956,403)	(282,666)	262,324	436,123	—	17,833,929
Emerging Markets Equity	5,310,632	48,531,416	4,321,121	(5,506,237)	(3,250,982)	3,063,093	646,482	—	47,158,411
Equity Income	2,668,852	48,319,057	5,612,002	(1,276,158)	95,151	(2,895,904)	612,552	4,061,890	49,854,148
Financial Industries	765,638	11,630,293	1,728,318	(834,874)	(126,485)	(583,465)	135,278	1,051,104	11,813,787
Fundamental Global Franchise	298,559	4,261,069	493,532	(1,570,350)	(523,936)	405,887	16,510	336,618	3,066,202
Fundamental Large Cap Core	414,167	23,666,839	2,316,139	(702,912)	33,709	(1,524,022)	135,497	1,284,220	23,789,753
Global Equity	285,338	4,243,368	349,555	(1,423,975)	(110,198)	(25,607)	40,981	254,562	3,033,143
Health Sciences	2,674,064	12,190,380	829,897	(312,726)	(56,554)	(243,339)	—	347,378	12,407,658
High Yield	4,571,598	12,072,716	2,195,856	(741,695)	(136,259)	(41,552)	385,996	—	13,349,066
International Dynamic Growth	1,010,914	9,435,023	413,576	(777,339)	(336,231)	747,348	87,795	—	9,482,377
International Growth	694,251	17,654,844	2,650,276	(2,914,818)	(431,675)	(615,958)	—	2,174,410	16,342,669
International Small Company	1,554,313	15,045,459	943,546	(1,538,419)	(34,016)	1,002,214	251,717	302,660	15,418,784
90	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	11,291,806	$94,050,472	$9,705,159	$(7,405,694)	$(749,264)	$5,460,990	$2,224,260	—	$101,061,663
John Hancock Collateral Trust	220,533	1,613,217	9,482,445	(8,891,605)	451	(167)	36,101	—	2,204,341
Mid Cap Growth	2,518,746	34,311,764	3,273,464	(3,274,634)	(2,285,794)	744,089	—	$2,328,001	32,768,889
Mid Value	2,643,446	40,324,761	7,014,662	(2,623,331)	87,349	(2,429,009)	218,538	6,553,630	42,374,432
Science & Technology	3,314,397	6,227,732	1,397,903	(2,805,293)	(3,323,313)	2,844,831	—	742,619	4,341,860
Short Duration Bond	1,213,695	—	13,843,332	(2,818,283)	30,703	110,242	195,551	—	11,165,994
Small Cap Growth	430,135	5,589,376	817,879	(282,128)	(114,884)	(70,077)	—	—	5,940,166
Small Cap Value	381,960	6,653,687	1,183,178	(317,473)	51,092	(664,641)	73,401	1,022,257	6,905,843
Strategic Income Opportunities	469,353	4,356,413	599,831	(339,649)	(38,669)	(48,672)	95,659	—	4,529,254
U.S. Sector Rotation	15,161,641	132,135,358	3,786,456	(6,355,726)	(884,289)	(1,627,248)	1,263,022	2,201,865	127,054,551
					$(16,940,387)	$332,227	$9,527,625	$32,515,974	$778,394,681
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	—	$17,163,272	—	$(17,455,831)	$(96,327)	$388,886	—	—	—
Blue Chip Growth	1,072,563	44,340,820	$3,209,330	(4,831,534)	(2,037,612)	(2,594,294)	—	$2,037,275	$38,086,710
Bond	3,772,088	49,086,592	6,390,739	(3,246,225)	(718,365)	(853,595)	$969,772	—	50,659,146
Capital Appreciation	2,545,178	26,764,960	4,685,484	(1,764,848)	(1,062,053)	(2,102,788)	—	2,824,527	26,520,755
Capital Appreciation Value	3,986,993	34,228,455	4,217,646	(1,686,756)	(440,344)	(3,266,827)	499,395	3,677,373	33,052,174
Core Bond	3,444,455	36,479,687	5,249,059	(2,807,556)	(545,475)	(796,710)	637,436	—	37,579,005
Disciplined Value	1,712,441	36,445,360	2,733,465	(2,132,299)	25,088	(699,363)	501,166	1,916,308	36,372,251
Disciplined Value International	2,750,694	34,152,458	1,381,896	(1,942,646)	(17,858)	4,715,808	753,538	151,014	38,289,658
Diversified Real Assets	3,708,008	38,324,197	5,486,487	(907,409)	(1,464)	(1,372,124)	906,596	1,268,303	41,529,687
Emerging Markets Debt	4,065,460	24,895,812	6,098,782	(1,557,678)	(458,328)	455,346	769,395	—	29,433,934
Emerging Markets Equity	5,096,792	48,421,003	3,359,802	(6,363,944)	(3,401,653)	3,244,302	637,503	—	45,259,510
Equity Income	2,675,569	49,557,293	5,159,125	(1,891,229)	144,431	(2,989,987)	623,568	4,126,856	49,979,633
Financial Industries	760,513	11,554,181	1,534,925	(688,309)	(81,904)	(584,171)	129,966	1,009,831	11,734,722
Fundamental Global Franchise	477,060	6,348,126	669,347	(1,972,151)	(696,846)	550,935	24,336	496,187	4,899,411
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	91

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	367,808	$20,817,625	$2,164,476	$(508,541)	$(13,191)	$(1,333,493)	$122,012	$1,156,416	$21,126,876
Global Equity	584,112	7,622,023	635,743	(1,829,661)	(415,666)	196,671	73,045	453,730	6,209,110
Health Sciences	2,644,671	12,211,843	818,220	(459,785)	(38,054)	(260,952)	—	343,084	12,271,272
High Yield	8,329,815	23,190,077	2,524,781	(1,074,468)	(201,636)	(115,693)	722,404	—	24,323,061
International Dynamic Growth	1,130,928	10,110,316	368,614	(320,023)	(129,676)	578,873	92,976	—	10,608,104
International Growth	770,208	18,919,020	2,751,400	(2,471,940)	(413,430)	(654,349)	—	2,313,926	18,130,701
International Small Company	1,674,852	16,407,047	919,053	(1,756,224)	39,006	1,005,653	272,157	327,237	16,614,535
International Strategic Equity Allocation	11,729,598	99,308,669	9,198,431	(8,475,540)	(881,412)	5,829,754	2,338,005	—	104,979,902
John Hancock Collateral Trust	223,244	1,645,153	11,889,336	(11,303,328)	455	(178)	36,820	—	2,231,438
Mid Cap Growth	2,471,250	33,233,622	3,723,777	(3,322,308)	(2,274,982)	790,851	—	2,265,649	32,150,960
Mid Value	2,592,654	39,703,216	6,740,639	(2,580,206)	159,189	(2,462,598)	213,323	6,397,223	41,560,240
Science & Technology	3,907,776	6,218,908	1,354,629	(2,108,482)	(2,493,933)	2,148,065	—	732,390	5,119,187
Short Duration Bond	1,531,201	—	17,105,945	(3,195,897)	33,314	143,688	247,196	—	14,087,050
Small Cap Growth	376,994	4,963,956	671,266	(265,363)	(57,168)	(106,406)	—	—	5,206,285
Small Cap Value	337,702	5,895,236	1,011,052	(257,370)	53,394	(596,651)	64,561	899,146	6,105,661
Strategic Income Opportunities	1,350,484	13,075,531	1,140,954	(932,264)	(61,704)	(190,342)	281,214	—	13,032,175
U.S. Sector Rotation	15,288,891	134,385,557	3,749,511	(7,444,290)	(1,086,081)	(1,483,790)	1,286,856	2,243,416	128,120,907
					$(17,170,285)	$(2,415,479)	$12,203,240	$34,639,891	$905,274,060
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	—	$20,736,012	—	$(21,097,222)	$(147,649)	$508,859	—	—	—
Blue Chip Growth	859,196	38,064,867	$2,680,675	(6,250,848)	(2,092,407)	(1,892,225)	—	$1,746,288	$30,510,062
Bond	5,047,405	61,583,647	9,395,258	(1,081,677)	(227,956)	(1,882,621)	$1,247,971	—	67,786,651
Capital Appreciation	2,041,767	21,441,860	4,096,150	(1,755,522)	(939,352)	(1,567,926)	—	2,297,786	21,275,210
Capital Appreciation Value	5,362,679	46,162,793	5,703,014	(2,405,495)	(579,673)	(4,424,028)	678,158	4,993,722	44,456,611
Core Bond	5,842,948	56,040,923	10,797,682	(930,135)	(158,911)	(2,002,996)	1,004,657	—	63,746,563
Disciplined Value	1,404,052	30,598,593	2,325,187	(2,563,164)	54,772	(593,331)	418,682	1,600,913	29,822,057
Disciplined Value International	2,702,771	31,772,391	4,159,470	(2,803,455)	4,800	4,489,362	698,606	140,005	37,622,568
92	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Real Assets	5,794,834	$62,457,015	$7,500,636	$(2,911,320)	$54,223	$(2,198,412)	$1,451,886	$2,031,149	$64,902,142
Emerging Markets Debt	5,562,827	38,387,430	4,146,477	(2,296,817)	(706,055)	743,832	1,137,074	—	40,274,867
Emerging Markets Equity	4,363,646	41,809,529	3,178,081	(6,200,994)	(3,133,883)	3,096,440	546,305	—	38,749,173
Equity Income	2,199,678	41,249,585	4,406,261	(2,208,713)	156,822	(2,513,977)	522,172	3,460,139	41,089,978
Financial Industries	811,317	12,520,576	1,757,835	(1,028,664)	(137,294)	(593,826)	145,030	1,126,878	12,518,627
Floating Rate Income	1,130,296	13,137,299	971,200	(5,243,731)	(513,692)	182,659	462,469	—	8,533,735
Fundamental Global Franchise	1,256,830	14,541,074	1,626,426	(3,105,324)	(1,015,184)	860,650	55,812	1,137,949	12,907,642
Fundamental Large Cap Core	204,935	12,060,573	1,188,572	(710,461)	32,704	(799,930)	70,489	668,088	11,771,458
Global Equity	1,687,433	19,631,351	1,363,046	(2,571,144)	(592,865)	107,029	186,315	1,157,329	17,937,417
Health Sciences	2,855,664	13,239,285	837,741	(520,489)	(35,039)	(271,217)	—	374,442	13,250,281
High Yield	11,809,876	33,487,713	2,012,443	(561,950)	(102,656)	(350,712)	1,045,786	—	34,484,838
International Dynamic Growth	1,115,447	9,407,882	948,335	(321,439)	(128,436)	556,550	86,151	—	10,462,892
International Growth	764,082	17,479,725	2,848,174	(1,443,532)	(193,115)	(704,772)	—	2,149,127	17,986,480
International Small Company	1,785,533	17,541,043	1,203,728	(2,164,909)	61,411	1,071,218	291,940	351,023	17,712,491
International Strategic Equity Allocation	11,589,294	100,242,631	8,135,800	(9,715,945)	(1,001,338)	6,063,030	2,337,390	—	103,724,178
John Hancock Collateral Trust	281,113	2,075,768	9,512,353	(8,778,582)	602	(277)	45,766	—	2,809,864
Mid Cap Growth	2,203,497	30,620,487	3,626,332	(4,245,615)	(2,564,217)	1,230,510	—	2,083,226	28,667,497
Mid Value	2,316,138	36,437,094	6,389,497	(3,621,886)	378,683	(2,455,700)	195,476	5,862,029	37,127,688
Science & Technology	4,398,180	6,789,548	1,584,691	(2,317,266)	(2,546,322)	2,250,965	—	789,399	5,761,616
Short Duration Bond	3,906,215	15,186,236	23,520,579	(2,783,227)	(245,425)	259,018	665,162	—	35,937,181
Small Cap Growth	—	3,913,880	323,930	(3,903,602)	317,195	(651,403)	—	—	—
Small Cap Value	324,386	4,625,816	1,896,614	(277,798)	33,782	(413,511)	51,139	712,211	5,864,903
Strategic Income Opportunities	4,280,224	41,563,568	1,904,289	(1,363,718)	(174,633)	(625,347)	901,565	—	41,304,159
U.S. Sector Rotation	14,168,357	126,927,744	4,944,654	(10,891,731)	(1,570,346)	(679,487)	1,230,017	2,144,327	118,730,834
					$(17,711,454)	$(3,201,576)	$15,476,018	$34,826,030	$1,017,729,663
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	93

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	—	$18,532,929	—	$(18,859,135)	$(140,539)	$466,745	—	—	—
Blue Chip Growth	403,633	20,018,970	$1,611,921	(5,141,700)	(467,415)	(1,688,773)	—	$895,216	$14,333,003
Bond	6,127,799	80,109,370	9,057,746	(4,185,998)	(916,062)	(1,768,719)	$1,582,107	—	82,296,337
Capital Appreciation	967,979	10,407,659	1,744,512	(854,303)	(487,229)	(724,293)	—	1,071,460	10,086,346
Capital Appreciation Value	5,386,431	48,970,680	5,906,744	(5,017,732)	(988,945)	(4,217,230)	706,240	5,200,505	44,653,517
Core Bond	6,712,515	69,419,410	8,465,001	(1,979,710)	(377,881)	(2,293,285)	1,226,729	—	73,233,535
Disciplined Value	658,441	15,790,325	1,015,315	(2,555,243)	111,867	(376,967)	210,485	804,830	13,985,297
Disciplined Value International	1,789,061	23,043,299	1,585,413	(2,809,719)	7,704	3,077,037	487,680	97,734	24,903,734
Diversified Real Assets	5,967,368	69,351,895	4,348,022	(4,596,732)	104,821	(2,373,489)	1,599,777	2,238,045	66,834,517
Emerging Markets Debt	5,591,491	40,392,257	3,052,861	(2,974,132)	(870,892)	882,298	1,183,770	—	40,482,392
Emerging Markets Equity	2,158,363	22,736,387	732,435	(4,279,852)	(1,233,769)	1,211,065	286,768	—	19,166,266
Equity Income	1,030,819	21,315,801	1,978,435	(2,866,506)	391,634	(1,563,674)	263,425	1,715,010	19,255,690
Financial Industries	578,391	9,453,621	1,129,875	(1,132,728)	(158,116)	(368,073)	103,986	807,964	8,924,579
Floating Rate Income	1,972,047	19,501,485	966,243	(5,093,295)	(455,183)	(30,293)	781,423	—	14,888,957
Fundamental Global Franchise	1,466,765	17,259,369	1,888,617	(3,975,607)	(976,325)	867,626	63,900	1,302,853	15,063,680
Fundamental Large Cap Core	133,734	8,563,157	733,018	(1,043,714)	(121,009)	(449,750)	49,335	467,587	7,681,702
Global Equity	1,529,560	18,821,449	1,251,249	(3,374,608)	(676,310)	237,441	171,248	1,063,741	16,259,221
Health Sciences	2,028,508	10,109,068	370,400	(855,967)	16,834	(228,059)	—	273,481	9,412,276
High Yield	12,064,220	36,618,514	1,443,826	(2,338,260)	(420,924)	(75,634)	1,108,118	—	35,227,522
International Dynamic Growth	741,008	6,816,437	383,076	(541,069)	(227,810)	520,025	59,453	—	6,950,659
International Growth	507,017	12,683,989	1,606,932	(1,702,726)	(127,344)	(525,676)	—	1,488,313	11,935,175
International Small Company	1,225,984	12,610,580	694,912	(1,915,807)	144,032	628,048	201,934	242,802	12,161,765
International Strategic Equity Allocation	7,746,411	72,607,399	2,042,655	(8,822,383)	(965,912)	4,468,623	1,610,899	—	69,330,382
John Hancock Collateral Trust	275,355	2,106,056	7,585,069	(6,939,127)	641	(330)	44,944	—	2,752,309
Mid Cap Growth	1,325,046	19,729,844	1,786,956	(3,425,655)	(1,734,643)	882,343	—	1,295,069	17,238,845
Mid Value	1,390,903	23,709,823	3,825,119	(3,891,039)	487,395	(1,835,117)	123,437	3,701,681	22,296,181
94	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	3,552,184	$5,055,332	$936,094	$(1,173,299)	$(1,400,071)	$1,235,306	—	$571,293	$4,653,362
Short Duration Bond	5,084,618	30,409,967	18,598,327	(1,954,162)	(172,179)	(103,468)	$889,402	—	46,778,485
Small Cap Growth	—	4,123,925	141,351	(3,928,062)	75,838	(413,052)	—	—	—
Small Cap Value	261,904	4,903,133	835,079	(562,199)	87,291	(528,081)	52,920	737,019	4,735,223
Strategic Income Opportunities	5,212,310	54,027,863	1,434,587	(4,138,369)	(371,216)	(654,071)	1,136,410	—	50,298,794
U.S. Sector Rotation	8,289,425	79,560,016	2,355,731	(10,914,261)	(1,716,815)	180,707	745,399	1,299,476	69,465,378
					$(13,578,532)	$(5,560,770)	$14,689,789	$25,274,079	$835,285,129
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	—	$10,382,613	—	$(10,562,653)	$(24,979)	$205,019	—	—	—
Blue Chip Growth	83,376	4,380,820	$418,743	(1,336,449)	237,478	(739,926)	—	$199,185	$2,960,666
Bond	4,267,325	58,797,554	2,941,816	(2,520,467)	(444,138)	(1,464,586)	$1,142,919	—	57,310,179
Capital Appreciation	197,886	1,698,236	772,764	(230,395)	(120,551)	(58,079)	—	182,120	2,061,975
Capital Appreciation Value	2,815,359	25,101,636	3,081,393	(2,119,161)	(464,994)	(2,259,545)	368,427	2,712,967	23,339,329
Core Bond	5,074,327	55,478,502	3,101,601	(1,137,745)	(202,895)	(1,878,560)	980,327	—	55,360,903
Disciplined Value	136,061	3,153,609	229,195	(439,251)	6,554	(60,162)	42,894	164,014	2,889,945
Disciplined Value International	791,118	9,036,510	2,067,606	(1,376,175)	28,043	1,256,379	191,964	38,471	11,012,363
Diversified Real Assets	3,489,078	40,840,168	3,071,632	(3,542,021)	200,297	(1,492,403)	958,972	1,341,576	39,077,673
Emerging Markets Debt	3,352,926	25,022,772	1,419,674	(2,208,234)	(637,713)	678,684	731,059	—	24,275,183
Emerging Markets Equity	859,673	9,161,157	341,170	(1,872,156)	(771,405)	775,134	115,191	—	7,633,900
Equity Income	212,974	4,256,878	478,890	(522,746)	78,481	(313,146)	53,356	350,402	3,978,357
Financial Industries	294,420	4,698,368	608,775	(494,852)	(76,559)	(192,829)	53,052	412,211	4,542,903
Floating Rate Income	1,600,758	14,997,000	819,285	(3,359,727)	(279,518)	(91,319)	638,591	—	12,085,721
Fundamental Global Franchise	791,910	9,117,834	1,199,072	(2,119,097)	(368,578)	303,683	34,280	698,940	8,132,914
Fundamental Large Cap Core	76,954	4,732,416	583,708	(576,373)	(70,334)	(249,151)	28,124	266,557	4,420,266
Global Equity	803,887	9,785,166	736,165	(1,743,205)	(310,465)	77,663	90,317	561,023	8,545,324
Global Shareholder Yield	430,374	4,688,578	401,770	(604,854)	55,830	(78,344)	62,086	257,002	4,462,980
Health Sciences	1,032,990	5,057,813	246,675	(409,384)	43,028	(145,060)	—	138,667	4,793,072
High Yield	7,425,233	23,078,716	692,335	(1,780,844)	(303,926)	(4,601)	692,334	—	21,681,680
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	95

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	327,220	$2,686,340	$525,928	$(259,631)	$(85,741)	$202,430	$23,326	—	$3,069,326
International Growth	223,709	5,015,177	974,779	(475,308)	(175,434)	(73,098)	—	$583,896	5,266,116
International Small Company	523,975	5,446,989	360,029	(946,525)	166,980	170,357	87,254	104,913	5,197,830
International Strategic Equity Allocation	3,474,864	31,903,400	1,498,623	(3,843,240)	(442,019)	1,983,268	709,317	—	31,100,032
John Hancock Collateral Trust	161,067	1,274,921	4,307,109	(3,972,271)	346	(163)	26,203	—	1,609,942
Mid Cap Growth	508,129	7,509,893	816,177	(1,375,011)	(172,022)	(168,281)	—	502,486	6,610,756
Mid Value	533,191	9,011,116	1,635,063	(1,573,257)	197,331	(723,203)	47,953	1,438,048	8,547,050
Science & Technology	1,946,848	2,557,429	656,310	(607,535)	(575,770)	519,937	—	290,664	2,550,371
Short Duration Bond	3,703,014	25,828,166	10,872,156	(2,380,241)	(209,676)	(42,676)	693,515	—	34,067,729
Small Cap Growth	—	1,546,844	125,878	(1,542,240)	(238,490)	108,008	—	—	—
Small Cap Value	142,577	1,834,964	1,105,603	(223,358)	12,806	(152,225)	20,303	282,757	2,577,790
Strategic Income Opportunities	2,956,324	30,549,443	743,799	(2,186,250)	(152,516)	(425,949)	645,170	—	28,528,527
U.S. Sector Rotation	3,615,860	33,895,682	1,872,984	(4,822,956)	(752,498)	107,695	325,103	566,762	30,300,907
					$(5,853,047)	$(4,225,049)	$8,762,037	$11,092,661	$457,991,709
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	—	$3,560,578	—	$(3,622,487)	$41,592	$20,317	—	—	—
Blue Chip Growth	32,674	1,575,366	$120,961	(371,231)	75,758	(240,590)	—	$68,615	$1,160,264
Bond	1,773,017	24,734,011	1,495,543	(1,620,741)	(294,092)	(503,099)	$478,422	—	23,811,622
Capital Appreciation	77,545	724,057	287,823	(128,920)	(25,563)	(49,383)	—	75,472	808,014
Capital Appreciation Value	995,728	9,219,164	1,164,448	(1,166,416)	(209,081)	(753,526)	130,376	960,042	8,254,589
Core Bond	2,078,000	22,953,396	1,627,319	(1,065,051)	(180,345)	(664,339)	403,079	—	22,670,980
Disciplined Value	53,689	1,188,244	111,458	(141,845)	(1,583)	(15,911)	15,509	59,302	1,140,363
Disciplined Value International	256,796	3,498,515	238,436	(625,660)	11,489	451,823	70,898	14,208	3,574,603
Diversified Real Assets	1,234,211	14,812,738	1,003,234	(1,529,038)	72,236	(536,011)	347,119	485,611	13,823,159
Emerging Markets Debt	1,253,880	9,583,620	538,427	(1,039,175)	(293,533)	288,756	272,983	—	9,078,095
Emerging Markets Equity	163,229	1,878,180	114,527	(544,598)	(127,644)	129,010	22,974	—	1,449,475
96	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	84,047	$1,601,922	$236,194	$(181,804)	$48,269	$(134,581)	$19,733	$126,897	$1,570,000
Floating Rate Income	761,842	7,103,346	404,606	(1,591,574)	(75,063)	(89,405)	302,539	—	5,751,910
Fundamental Global Franchise	235,898	3,171,549	466,818	(1,174,687)	(92,291)	51,285	11,495	234,362	2,422,674
Fundamental Large Cap Core	23,867	1,416,017	216,807	(176,171)	1,022	(86,729)	8,098	76,749	1,370,946
Global Equity	289,866	3,940,193	273,460	(1,040,845)	(158,190)	66,663	34,769	215,972	3,081,281
Global Shareholder Yield	190,827	2,102,726	165,891	(282,350)	30,990	(38,379)	27,362	111,459	1,978,878
High Yield	2,794,267	8,768,457	307,494	(796,728)	(139,628)	19,664	261,816	—	8,159,259
International Dynamic Growth	105,841	1,037,521	41,968	(131,007)	(48,473)	92,781	8,773	—	992,790
International Growth	70,928	1,926,309	287,070	(446,712)	(96,948)	(70)	—	219,615	1,669,649
International Small Company	139,254	1,459,799	106,525	(275,747)	46,118	44,705	22,708	27,303	1,381,400
International Strategic Equity Allocation	1,058,491	9,789,916	645,517	(1,431,442)	(176,062)	645,561	211,371	—	9,473,490
John Hancock Collateral Trust	44,571	316,506	1,801,206	(1,672,239)	103	(70)	6,847	—	445,506
Mid Cap Growth	120,097	1,817,591	245,484	(428,249)	15,701	(88,064)	—	116,809	1,562,463
Mid Value	126,684	2,180,990	361,300	(392,370)	75,156	(194,330)	11,218	336,401	2,030,746
Short Duration Bond	1,635,008	12,724,824	3,859,608	(1,404,991)	(120,505)	(16,864)	313,730	—	15,042,072
Strategic Income Opportunities	1,094,985	11,484,492	319,876	(1,020,901)	(58,692)	(158,167)	239,133	—	10,566,608
U.S. Sector Rotation	1,115,851	10,096,984	761,563	(1,347,471)	(182,528)	22,282	92,730	161,659	9,350,830
					$(1,861,787)	$(1,736,671)	$3,313,682	$3,290,476	$162,621,666
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	—	$3,411,268	—	$(3,471,789)	$95,714	$(35,193)	—	—	—
Blue Chip Growth	19,960	768,305	$155,299	(141,643)	(16,047)	(57,120)	—	$34,008	$708,794
Bond	1,425,590	19,632,592	1,344,018	(1,191,112)	(213,516)	(426,306)	$383,445	—	19,145,676
Capital Appreciation Value	704,517	6,208,910	988,084	(682,688)	(130,887)	(542,971)	91,692	675,187	5,840,448
Core Bond	1,767,082	19,582,176	1,485,957	(1,057,693)	(192,221)	(539,350)	344,717	—	19,278,869
Disciplined Value International	172,060	2,173,166	328,587	(406,578)	(1,048)	300,953	45,919	9,202	2,395,080
Diversified Real Assets	942,086	10,715,197	1,596,790	(1,425,936)	28,167	(362,859)	251,989	352,524	10,551,359
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	97

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	974,099	$7,233,791	$522,995	$(706,402)	$(199,826)	$201,916	$212,202	—	$7,052,474
Emerging Markets Equity	18,699	354,841	72,412	(256,240)	(6,062)	1,097	4,479	—	166,048
Equity Income	44,225	915,280	149,608	(189,253)	17,090	(66,609)	11,565	$74,901	826,116
Floating Rate Income	709,094	6,237,675	522,203	(1,249,251)	(103,852)	(53,113)	282,976	—	5,353,662
Fundamental Global Franchise	182,658	2,141,162	385,580	(633,026)	(50,377)	32,562	7,960	162,295	1,875,901
Fundamental Large Cap Core	14,952	1,047,879	193,496	(304,711)	(19,943)	(57,850)	6,155	58,336	858,871
Global Equity	202,979	2,445,729	328,729	(561,639)	(79,369)	24,217	22,641	140,638	2,157,667
Global Shareholder Yield	173,110	1,863,581	252,202	(313,884)	4,394	(11,138)	25,095	102,862	1,795,155
High Yield	2,182,508	6,668,336	356,149	(559,440)	(103,773)	11,650	203,689	—	6,372,922
International Dynamic Growth	71,298	646,648	84,206	(90,608)	(69,646)	98,174	5,702	—	668,774
International Growth	44,267	1,206,985	235,053	(334,009)	(74,839)	8,849	—	142,223	1,042,039
International Small Company	68,782	707,646	86,113	(155,609)	17,319	26,851	11,426	13,739	682,320
International Strategic Equity Allocation	673,301	5,934,797	707,732	(907,422)	(135,063)	426,003	133,622	—	6,026,047
John Hancock Collateral Trust	39,760	269,294	1,477,740	(1,349,646)	100	(66)	6,026	—	397,422
Mid Cap Growth	46,566	688,723	169,504	(223,422)	(9,219)	(19,764)	—	45,908	605,822
Mid Value	47,951	814,158	213,822	(208,279)	12,581	(63,631)	4,456	133,625	768,651
Short Duration Bond	1,531,906	11,663,172	3,944,520	(1,384,419)	(118,119)	(11,619)	292,886	—	14,093,535
Strategic Income Opportunities	844,440	8,648,294	282,485	(615,014)	(33,056)	(133,859)	183,892	—	8,148,850
U.S. Sector Rotation	617,390	6,000,713	617,600	(1,338,722)	(213,666)	107,801	57,154	99,638	5,173,726
					$(1,595,164)	$(1,141,375)	$2,589,688	$2,045,086	$121,986,228
98	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	99

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Geoffrey Kelley, CFA1
David Kobuszewski, CFA1
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective January 1, 2023, Geoffrey Kelley and David Kobuszewski were added as portfolio managers of the portfolios.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
100	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780189	LCSA 2/23
4/23

Semiannual report
John Hancock
Preservation Blend Portfolios (formerly John Hancock Multi-Index Preservation Portfolios)
Target date
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities posted slightly positive returns during the six months ended February 28, 2023. A modest downturn in inflation prompted investors to look ahead to the point at which the U.S. Federal Reserve (Fed) and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. As the period ended, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the Fed and other central banks would need to continue raising interest rates.
Bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Preservation Blend Portfolios

2	Preservation Blend Portfolios at a glance
3	Portfolio summary
7	Your expenses
10	Portfolios’ investments
19	Financial statements
29	Financial highlights
39	Notes to financial statements
58	Special shareholder meeting
59	More information
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	1

Preservation Blend Portfolios at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Preservation Blend Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
Portfolios with dates further off initially invest more aggressively in stock funds.
As a portfolio approaches its target date,1 the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
On reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.
JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Preservation Blend Portfolios adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
2065-2025 AND INCOME PRESERVATION BLEND PORTFOLIOS’ CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/2023
Total returns for the portfolios assume all distributions are reinvested.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/28/2023
U.S. Stocks	S&P 500 Index	1.26%
	Russell Midcap Index	4.69%
	Russell 2000 Index	3.63%
	FTSE NAREIT All Equity REIT Index	-5.88%
International Stocks	MSCI EAFE Index	12.58%
	MSCI Emerging Markets Index	-2.29%
	MSCI EAFE Small Cap Index	7.74%
Fixed Income	Bloomberg U.S. Aggregate Bond Index	-2.13%
	ICE Bank of America U.S. High Yield Index	2.36%
	JPMorgan Global Government Bonds Unhedged Index	-1.73%
Market index total returns are included here as broad measures of market performance.
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	3

2065 Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	60.1
Equity	60.1
Large blend	35.3
International equity	24.8
Unaffiliated investment companies	31.4
Equity	22.8
Fixed income	8.6
U.S. Government	8.0
Short-term investments and other	0.5
2060 Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	61.2
Equity	61.2
Large blend	36.6
International equity	24.6
Unaffiliated investment companies	30.3
Equity	22.9
Fixed income	7.4
U.S. Government	8.2
Short-term investments and other	0.3
2055 Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	61.2
Equity	61.2
Large blend	36.6
International equity	24.6
Unaffiliated investment companies	30.2
Equity	22.9
Fixed income	7.3
U.S. Government	8.2
Short-term investments and other	0.4
2050 Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	60.7
Equity	60.7
Large blend	36.1
International equity	24.6
Unaffiliated investment companies	30.5
Equity	23.2
Fixed income	7.3
U.S. Government	8.3
Short-term investments and other	0.5
4	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

2045 Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	58.0
Equity	58.0
Large blend	34.1
International equity	23.9
Unaffiliated investment companies	33.2
Equity	22.9
Fixed income	10.3
U.S. Government	8.2
Short-term investments and other	0.6
2040 Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	51.7
Equity	51.7
Large blend	29.9
International equity	21.8
Unaffiliated investment companies	39.3
Equity	20.3
Fixed income	19.0
U.S. Government	8.4
Short-term investments and other	0.6
2035 Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	42.1
Equity	42.1
Large blend	23.7
International equity	18.4
Unaffiliated investment companies	48.8
Fixed income	31.7
Equity	17.1
U.S. Government	8.5
Short-term investments and other	0.6
2030 Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	28.0
Equity	28.0
Large blend	14.6
International equity	13.4
Unaffiliated investment companies	60.9
Fixed income	45.5
Equity	15.4
U.S. Government	10.5
Short-term investments and other	0.6
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	5

2025 Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	14.2
Equity	14.2
International equity	7.3
Large blend	6.9
Unaffiliated investment companies	71.3
Fixed income	59.6
Equity	11.7
U.S. Government	13.6
Short-term investments and other	0.9
Income Preservation Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	6.0
Equity	6.0
International equity	4.1
Large blend	1.9
Unaffiliated investment companies	78.9
Fixed income	66.5
Equity	12.4
U.S. Government	14.3
Short-term investments and other	0.8
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
6	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

Your expenses
As a shareholder of a John Hancock Funds II Preservation Blend Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2022 through February 28, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
2065 Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$1,019.80	$0.70	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Class R2	Actual expenses/actual returns	1,000.00	1,019.00	1.40	0.28%
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%
Class R4	Actual expenses/actual returns	1,000.00	1,019.10	0.90	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class R6	Actual expenses/actual returns	1,000.00	1,019.70	0.15	0.03%
	Hypothetical example	1,000.00	1,024.60	0.15	0.03%
Class 1	Actual expenses/actual returns	1,000.00	1,020.20	0.40	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
2060 Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$1,018.50	$0.70	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Class R2	Actual expenses/actual returns	1,000.00	1,016.80	2.75	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
Class R4	Actual expenses/actual returns	1,000.00	1,017.90	1.30	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,018.50	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%
Class 1	Actual expenses/actual returns	1,000.00	1,019.10	0.40	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	7

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
2055 Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$1,017.30	$0.75	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R2	Actual expenses/actual returns	1,000.00	1,015.70	2.55	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,018.60	1.05	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class R6	Actual expenses/actual returns	1,000.00	1,018.20	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Class 1	Actual expenses/actual returns	1,000.00	1,018.90	0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
2050 Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$1,018.70	$0.75	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R2	Actual expenses/actual returns	1,000.00	1,016.80	2.70	0.54%
	Hypothetical example	1,000.00	1,022.10	2.71	0.54%
Class R4	Actual expenses/actual returns	1,000.00	1,017.70	1.45	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Class R6	Actual expenses/actual returns	1,000.00	1,019.90	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%
Class 1	Actual expenses/actual returns	1,000.00	1,019.30	0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
2045 Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$1,017.00	$0.75	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R2	Actual expenses/actual returns	1,000.00	1,015.60	2.70	0.54%
	Hypothetical example	1,000.00	1,022.10	2.71	0.54%
Class R4	Actual expenses/actual returns	1,000.00	1,016.70	1.25	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,018.20	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%
Class 1	Actual expenses/actual returns	1,000.00	1,017.70	0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
2040 Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$1,013.40	$0.75	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R2	Actual expenses/actual returns	1,000.00	1,012.00	2.74	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
Class R4	Actual expenses/actual returns	1,000.00	1,012.40	1.45	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Class R6	Actual expenses/actual returns	1,000.00	1,014.60	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Class 1	Actual expenses/actual returns	1,000.00	1,013.90	0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
8	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
2035 Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$1,007.60	$1.00	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
Class R2	Actual expenses/actual returns	1,000.00	1,006.10	2.93	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Class R4	Actual expenses/actual returns	1,000.00	1,007.30	1.44	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Class R6	Actual expenses/actual returns	1,000.00	1,008.40	0.45	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Class 1	Actual expenses/actual returns	1,000.00	1,008.00	0.65	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
2030 Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$1,003.30	$1.29	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R2	Actual expenses/actual returns	1,000.00	1,001.40	3.28	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,002.40	1.99	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Class R6	Actual expenses/actual returns	1,000.00	1,003.20	0.79	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class 1	Actual expenses/actual returns	1,000.00	1,003.00	0.99	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
2025 Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$998.40	$1.59	0.32%
	Hypothetical example	1,000.00	1,023.20	1.61	0.32%
Class R2	Actual expenses/actual returns	1,000.00	995.90	3.41	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Class R4	Actual expenses/actual returns	1,000.00	997.70	2.18	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
Class R6	Actual expenses/actual returns	1,000.00	999.30	1.04	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class 1	Actual expenses/actual returns	1,000.00	998.90	1.24	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Income Preservation Blend Portfolio
Class I	Actual expenses/actual returns	$1,000.00	$996.60	$1.63	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Class R2	Actual expenses/actual returns	1,000.00	994.40	3.61	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Class R4	Actual expenses/actual returns	1,000.00	996.00	2.38	0.48%
	Hypothetical example	1,000.00	1,022.40	2.41	0.48%
Class R6	Actual expenses/actual returns	1,000.00	997.60	1.14	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%
Class 1	Actual expenses/actual returns	1,000.00	997.20	1.34	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	9

Portfolios’ investments
2065 PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.1%
Equity - 60.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,051,291	$9,409,056
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,603,007	13,433,203

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $24,312,684)		$22,842,259
UNAFFILIATED INVESTMENT COMPANIES - 31.4%
Equity - 22.8%
Fidelity Mid Cap Index Fund	169,829	4,651,606
Fidelity Small Cap Index Fund	61,325	1,436,850
Financial Select Sector SPDR Fund	13,015	464,896
Vanguard FTSE Emerging Markets ETF	36,327	1,432,010
Vanguard Health Care ETF	2,123	498,395
Vanguard Information Technology ETF	574	202,117
Fixed income - 8.6%
Vanguard Intermediate-Term Corporate Bond ETF	9,749	760,032
Vanguard Total Bond Market ETF	23,985	1,728,599
Xtrackers USD High Yield Corporate Bond ETF	23,014	785,928

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $12,203,133)		$11,960,433
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	511	0
Health care - 0.0%
NMC Health PLC (D)	16	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	33	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	68	458
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,070	57

TOTAL COMMON STOCKS (Cost $516)		$515
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
U.S. Government - 8.0%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$390,000	131,233
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	2,695,000	916,936
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	3,461,000	1,221,054
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	2,067,400	758,802

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,679,654)		$3,028,025
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	338	3
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	169	1
2065 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	217	$254
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	17	2
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	19	3
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	37	12
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	8	1

TOTAL WARRANTS (Cost $196)		$276
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.5832% (F)(G)	19,767	197,580

TOTAL SHORT-TERM INVESTMENTS (Cost $197,496)		$197,580
Total investments (Cost $40,393,679) - 100.0%		$38,029,088
Other assets and liabilities, net - (0.0%)		(1,891)
TOTAL NET ASSETS - 100.0%		$38,027,197
2060 PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.2%
Equity - 61.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,275,620	$47,216,803
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,381,185	70,234,334

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $130,826,519)		$117,451,137
UNAFFILIATED INVESTMENT COMPANIES - 30.3%
Equity - 22.9%
Fidelity Mid Cap Index Fund	850,343	23,290,920
Fidelity Small Cap Index Fund	310,609	7,277,567
Financial Select Sector SPDR Fund	64,963	2,320,478
Vanguard FTSE Emerging Markets ETF (H)	195,097	7,690,724
Vanguard Health Care ETF	10,600	2,488,456
Vanguard Information Technology ETF	2,791	982,767
Fixed income - 7.4%
Vanguard Intermediate-Term Corporate Bond ETF	49,461	3,855,980
Vanguard Total Bond Market ETF	122,014	8,793,549
Xtrackers USD High Yield Corporate Bond ETF	43,612	1,489,350

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $59,955,311)		$58,189,791
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,732	0
10	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2060 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (D)	148	$0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	304	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	631	4,244
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,165	525

TOTAL COMMON STOCKS (Cost $4,779)		$4,769
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$2,103,000	707,651
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	14,005,000	4,765,006
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	18,000,300	6,350,576
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	10,738,100	3,941,226

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,242,882)		$15,764,459
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,131	24
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,565	9
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,013	2,352
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	156	19
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	172	26
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	343	115
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	71	8

TOTAL WARRANTS (Cost $1,813)		$2,553
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.5832% (F)(G)	95,494	954,509

TOTAL SHORT-TERM INVESTMENTS (Cost $954,121)		$954,509
Total investments (Cost $212,985,425) - 100.2%		$192,367,218
Other assets and liabilities, net - (0.2%)		(295,030)
TOTAL NET ASSETS - 100.0%		$192,072,188
2055 PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.2%
Equity - 61.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,977,934	$80,352,510
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,226,867	119,221,147

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $223,472,223)		$199,573,657
UNAFFILIATED INVESTMENT COMPANIES - 30.2%
Equity - 22.9%
Fidelity Mid Cap Index Fund	1,445,120	39,581,833
Fidelity Small Cap Index Fund	527,836	12,367,192
Financial Select Sector SPDR Fund	111,478	3,981,994
Vanguard FTSE Emerging Markets ETF	327,933	12,927,119
Vanguard Health Care ETF	17,939	4,211,360
Vanguard Information Technology ETF	4,792	1,687,359
Fixed income - 7.3%
Vanguard Intermediate-Term Corporate Bond ETF	84,624	6,597,287
Vanguard Total Bond Market ETF	208,751	15,044,685
Xtrackers USD High Yield Corporate Bond ETF	67,194	2,294,675

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $100,668,968)		$98,693,504
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,591	0
Health care - 0.0%
NMC Health PLC (D)	270	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	551	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,146	7,705
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,794	953

TOTAL COMMON STOCKS (Cost $8,674)		$8,659
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$3,578,000	1,203,983
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	23,795,000	8,095,917
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	30,592,700	10,793,224
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	18,249,800	6,698,259

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,601,503)		$26,791,383
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,684	43
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,842	16
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	11

2055 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,655	$4,269
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	283	34
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	313	47
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	624	208
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	130	15

TOTAL WARRANTS (Cost $3,296)		$4,633
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.5832% (F)(G)	171,442	1,713,647

TOTAL SHORT-TERM INVESTMENTS (Cost $1,713,735)		$1,713,647
Total investments (Cost $362,468,399) - 100.1%		$326,785,483
Other assets and liabilities, net - (0.1%)		(415,355)
TOTAL NET ASSETS - 100.0%		$326,370,128
2050 PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.7%
Equity - 60.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,094,063	$135,091,863
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	23,696,466	198,576,386

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $375,528,950)		$333,668,249
UNAFFILIATED INVESTMENT COMPANIES - 30.5%
Equity - 23.2%
Fidelity Mid Cap Index Fund	2,402,966	65,817,231
Fidelity Small Cap Index Fund	881,178	20,645,994
Financial Select Sector SPDR Fund	185,862	6,638,991
iShares Global Infrastructure ETF	5,938	276,236
Vanguard Energy ETF	6,990	815,034
Vanguard FTSE Emerging Markets ETF	548,978	21,640,713
Vanguard Global ex-U.S. Real Estate ETF	6,529	272,520
Vanguard Health Care ETF (H)	30,156	7,079,423
Vanguard Information Technology ETF	8,226	2,896,539
Vanguard Materials ETF	3,098	561,915
Vanguard Real Estate ETF	9,430	808,340
Fixed income - 7.3%
Vanguard Emerging Markets Government Bond ETF	83,500	5,130,240
Vanguard Intermediate-Term Corporate Bond ETF	123,886	9,658,153
2050 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Total Bond Market ETF	304,464	$21,942,720
Xtrackers USD High Yield Corporate Bond ETF	91,288	3,117,485

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $169,845,239)		$167,301,534
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	15,091	0
Health care - 0.0%
NMC Health PLC (D)	473	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	968	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,012	13,535
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	61,119	1,674

TOTAL COMMON STOCKS (Cost $15,237)		$15,210
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$6,101,000	2,052,963
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	40,389,000	13,741,793
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	51,931,300	18,321,565
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	30,975,800	11,369,108

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $62,644,858)		$45,485,429
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	9,985	76
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	4,992	28
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	6,421	7,499
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	8	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	498	60
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	549	83
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,095	366
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	228	27

TOTAL WARRANTS (Cost $5,786)		$8,140
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 4.5832% (F)(I)	432,353	4,321,584
12	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2050 PRESERVATION BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $4,321,776)	$4,321,584
Total investments (Cost $612,361,846) - 100.3%	$550,800,146
Other assets and liabilities, net - (0.3%)	(1,576,877)
TOTAL NET ASSETS - 100.0%	$549,223,269
2045 PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.0%
Equity - 58.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,100,540	$161,999,837
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	27,659,259	231,784,592

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $443,570,352)		$393,784,429
UNAFFILIATED INVESTMENT COMPANIES - 33.2%
Equity - 22.9%
Fidelity Mid Cap Index Fund	2,783,602	76,242,864
Fidelity Small Cap Index Fund	1,008,091	23,619,573
Financial Select Sector SPDR Fund	222,553	7,949,593
iShares Global Infrastructure ETF	13,503	628,160
iShares MSCI Global Min Vol Factor ETF	35,726	3,322,161
Vanguard Dividend Appreciation ETF	21,994	3,342,648
Vanguard Energy ETF	16,101	1,877,377
Vanguard FTSE Emerging Markets ETF	586,101	23,104,101
Vanguard Global ex-U.S. Real Estate ETF	15,023	627,060
Vanguard Health Care ETF	35,952	8,440,092
Vanguard Information Technology ETF	10,045	3,537,045
Vanguard Materials ETF	7,099	1,287,617
Vanguard Real Estate ETF	21,776	1,866,639
Fixed income - 10.3%
Vanguard Emerging Markets Government Bond ETF	153,281	9,417,585
Vanguard Intermediate-Term Corporate Bond ETF	209,187	16,308,219
Vanguard Total Bond Market ETF	517,272	37,279,793
Xtrackers USD High Yield Corporate Bond ETF	201,956	6,896,797

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $222,810,314)		$225,747,324
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	17,949	0
Health care - 0.0%
NMC Health PLC (D)	563	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	1,152	0
2045 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,393	$16,098
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	72,693	1,991

TOTAL COMMON STOCKS (Cost $18,123)		$18,090
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$7,505,000	2,525,403
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	49,747,000	16,925,722
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	63,960,500	22,565,514
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	38,152,600	14,003,222

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $76,902,008)		$56,019,861
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	11,875	91
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	5,938	34
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	7,637	8,919
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	10	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	592	72
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	653	99
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,303	435
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	271	32

TOTAL WARRANTS (Cost $6,883)		$9,683
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 4.5832% (F)(I)	405,121	4,049,389

TOTAL SHORT-TERM INVESTMENTS (Cost $4,049,549)		$4,049,389
Total investments (Cost $747,357,229) - 100.0%		$679,628,776
Other assets and liabilities, net - (0.0%)		(304,522)
TOTAL NET ASSETS - 100.0%		$679,324,254
2040 PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.7%
Equity - 51.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,529,080	$165,835,266
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	13

2040 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	27,204,335	$227,972,330

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $445,409,563)		$393,807,596
UNAFFILIATED INVESTMENT COMPANIES - 39.3%
Equity - 20.3%
Fidelity Mid Cap Index Fund	2,529,127	69,272,777
Fidelity Small Cap Index Fund	912,033	21,368,933
Financial Select Sector SPDR Fund	225,601	8,058,468
iShares Global Infrastructure ETF	29,185	1,357,686
iShares MSCI Global Min Vol Factor ETF	68,051	6,328,062
Vanguard Dividend Appreciation ETF	41,893	6,366,898
Vanguard Energy ETF (H)	34,923	4,072,022
Vanguard FTSE Emerging Markets ETF	434,420	17,124,836
Vanguard Global ex-U.S. Real Estate ETF	32,496	1,356,383
Vanguard Health Care ETF (H)	36,521	8,573,670
Vanguard Information Technology ETF	10,906	3,840,221
Vanguard Materials ETF	15,341	2,782,551
Vanguard Real Estate ETF	47,520	4,073,414
Fixed income - 19.0%
Vanguard Emerging Markets Government Bond ETF	278,310	17,099,366
Vanguard Intermediate-Term Corporate Bond ETF	441,990	34,457,540
Vanguard Total Bond Market ETF	1,100,856	79,338,692
Xtrackers USD High Yield Corporate Bond ETF	423,399	14,459,076

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $305,963,574)		$299,930,595
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	19,625	0
Health care - 0.0%
NMC Health PLC (D)	616	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	1,259	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,617	17,601
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	79,478	2,177

TOTAL COMMON STOCKS (Cost $19,814)		$19,779
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$8,776,000	2,953,090
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	56,362,000	19,176,384
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	72,786,400	25,679,326
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	43,287,900	15,888,041
2040 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $88,835,701)		$63,696,841
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	12,984	$99
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	6,492	37
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	8,350	9,752
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	11	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	647	78
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	714	108
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,424	476
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	296	35

TOTAL WARRANTS (Cost $7,526)		$10,587
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 4.5832% (F)(I)	680,181	6,798,752

TOTAL SHORT-TERM INVESTMENTS (Cost $6,799,222)		$6,798,752
Total investments (Cost $847,035,400) - 100.3%		$764,264,150
Other assets and liabilities, net - (0.3%)		(1,995,548)
TOTAL NET ASSETS - 100.0%		$762,268,602
2035 PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 42.1%
Equity - 42.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	19,225,634	$172,069,428
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	26,347,918	220,795,555

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $443,696,044)		$392,864,983
UNAFFILIATED INVESTMENT COMPANIES - 48.8%
Equity - 17.1%
Fidelity Mid Cap Index Fund	2,191,866	60,035,217
Fidelity Small Cap Index Fund	795,549	18,639,703
Financial Select Sector SPDR Fund	254,198	9,079,953
iShares Global Infrastructure ETF	53,576	2,492,356
iShares MSCI Global Min Vol Factor ETF	131,299	12,209,494
Vanguard Dividend Appreciation ETF	80,888	12,293,358
Vanguard Energy ETF	63,982	7,460,301
Vanguard FTSE Emerging Markets ETF	220,383	8,687,498
Vanguard Global ex-U.S. Real Estate ETF	59,584	2,487,036
14	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2035 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Health Care ETF	40,988	$9,622,343
Vanguard Information Technology ETF	13,288	4,678,971
Vanguard Materials ETF	28,136	5,103,308
Vanguard Real Estate ETF	86,366	7,403,294
Fixed income - 31.7%
Vanguard Emerging Markets Government Bond ETF	482,762	29,660,897
Vanguard Intermediate-Term Corporate Bond ETF	929,459	72,460,624
Vanguard Total Bond Market ETF	2,323,985	167,489,599
Xtrackers USD High Yield Corporate Bond ETF	774,015	26,432,612

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $477,866,631)		$456,236,564
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	20,564	0
Health care - 0.0%
NMC Health PLC (D)	645	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	1,320	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,742	18,444
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	83,284	2,281

TOTAL COMMON STOCKS (Cost $20,763)		$20,726
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$10,964,000	3,689,343
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	70,391,000	23,949,555
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	90,894,000	32,067,758
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	54,056,800	19,840,572

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $111,611,686)		$79,547,228
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	13,605	104
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	6,803	38
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	8,750	10,219
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	11	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	678	82
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	748	113
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,493	498
2035 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	311	$37

TOTAL WARRANTS (Cost $7,885)		$11,093
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.5832% (F)(I)	646,144	6,458,532

TOTAL SHORT-TERM INVESTMENTS (Cost $6,459,100)		$6,458,532
Total investments (Cost $1,039,662,109) - 100.1%		$935,139,126
Other assets and liabilities, net - (0.1%)		(1,051,492)
TOTAL NET ASSETS - 100.0%		$934,087,634
2030 PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 28.0%
Equity - 28.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,655,292	$131,164,862
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,942,001	141,973,965

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $307,247,299)		$273,138,827
UNAFFILIATED INVESTMENT COMPANIES - 60.9%
Equity - 15.4%
Fidelity Mid Cap Index Fund	1,356,516	37,154,972
Fidelity Small Cap Index Fund	486,775	11,405,144
Financial Select Sector SPDR Fund	238,886	8,533,008
iShares Global Infrastructure ETF	74,777	3,478,626
iShares MSCI Global Min Vol Factor ETF	213,072	19,813,565
Vanguard Dividend Appreciation ETF	131,443	19,976,707
Vanguard Energy ETF	89,696	10,458,554
Vanguard FTSE Emerging Markets ETF	12,356	487,074
Vanguard Global ex-U.S. Real Estate ETF	83,185	3,472,142
Vanguard Health Care ETF (H)	38,349	9,002,811
Vanguard Information Technology ETF	13,593	4,786,367
Vanguard Materials ETF	39,240	7,117,351
Vanguard Real Estate ETF	120,743	10,350,090
Vanguard S&P 500 ETF	13,201	4,806,616
Fixed income - 45.5%
Invesco Senior Loan ETF (H)	695,283	14,566,179
SPDR Portfolio Short Term Corporate Bond ETF	956,399	28,127,695
Vanguard Emerging Markets Government Bond ETF	649,443	39,901,778
Vanguard Intermediate-Term Corporate Bond ETF	1,152,421	89,842,741
Vanguard Short-Term Corporate Bond ETF	372,516	28,043,004
Vanguard Total Bond Market ETF	2,874,545	207,168,456
Xtrackers USD High Yield Corporate Bond ETF	1,066,580	36,423,707

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $626,348,205)		$594,916,587
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	15

2030 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	14,775	$0
Health care - 0.0%
NMC Health PLC (D)	464	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	948	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,970	13,251
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	59,837	1,639

TOTAL COMMON STOCKS (Cost $14,917)		$14,891
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.5%
U.S. Government - 10.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$4,328,312	4,235,321
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	12,111,342	11,633,512
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	11,796,811	11,160,083
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	14,936,870	13,959,264
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	8,495,000	2,858,534
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	54,457,000	18,528,234
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	70,282,000	24,795,764
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	41,719,100	15,312,242

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $130,977,772)		$102,482,954
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	9,775	75
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	4,888	28
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	6,286	7,342
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	8	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	487	59
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	537	81
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	1,072	358
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	223	27

TOTAL WARRANTS (Cost $5,665)		$7,971
2030 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
John Hancock Collateral Trust, 4.5832% (F)(I)	2,124,612	$21,236,560

TOTAL SHORT-TERM INVESTMENTS (Cost $21,235,844)		$21,236,560
Total investments (Cost $1,085,829,702) - 101.6%		$991,797,790
Other assets and liabilities, net - (1.6%)		(15,367,925)
TOTAL NET ASSETS - 100.0%		$976,429,865
2025 PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 14.2%
Equity - 14.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,945,033	$53,208,042
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,044,613	50,653,857

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $115,731,901)		$103,861,899
UNAFFILIATED INVESTMENT COMPANIES - 71.3%
Equity - 11.7%
Fidelity Mid Cap Index Fund	244,633	6,700,488
Fidelity Small Cap Index Fund	89,564	2,098,488
iShares Global Infrastructure ETF	69,723	3,243,514
iShares MSCI Global Min Vol Factor ETF (H)	215,310	20,021,677
Vanguard Dividend Appreciation ETF (H)	132,822	20,186,288
Vanguard Energy ETF (H)	83,312	9,714,179
Vanguard FTSE Emerging Markets ETF	11,214	442,056
Vanguard Global ex-U.S. Real Estate ETF	77,537	3,236,394
Vanguard Materials ETF	36,557	6,630,709
Vanguard Real Estate ETF	112,530	9,646,072
Vanguard S&P 500 ETF	9,852	3,587,212
Fixed income - 59.6%
Invesco Senior Loan ETF	1,348,981	28,261,152
SPDR Portfolio Short Term Corporate Bond ETF	1,608,725	47,312,602
Vanguard Emerging Markets Government Bond ETF	588,780	36,174,643
Vanguard Intermediate-Term Corporate Bond ETF	946,640	73,800,054
Vanguard Short-Term Corporate Bond ETF	627,812	47,261,687
Vanguard Total Bond Market ETF	2,366,362	170,543,709
Xtrackers USD High Yield Corporate Bond ETF	993,102	33,914,433

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $557,439,390)		$522,775,357
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,018	0
Health care - 0.0%
NMC Health PLC (D)	189	0
16	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2025 PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	386	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	802	5,398
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	24,374	668

TOTAL COMMON STOCKS (Cost $6,076)		$6,066
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.6%
U.S. Government - 13.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$8,634,122	8,448,623
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	24,165,571	23,212,164
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	23,528,427	22,258,489
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	29,786,483	27,836,981
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	2,369,000	797,159
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	15,944,000	5,424,723
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	21,058,000	7,429,345
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	12,197,200	4,476,762

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $113,861,663)		$99,884,246
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,982	30
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,991	11
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,561	2,991
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	198	24
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	219	33
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	437	146
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	91	11

TOTAL WARRANTS (Cost $2,308)		$3,246
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 4.5832% (F)(I)	652,504	6,522,107

TOTAL SHORT-TERM INVESTMENTS (Cost $6,521,595)		$6,522,107
Total investments (Cost $793,562,933) - 100.0%		$733,052,921
Other assets and liabilities, net - (0.0%)		(161,670)
TOTAL NET ASSETS - 100.0%		$732,891,251
INCOME PRESERVATION BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 6.0%
Equity - 6.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,140,252	$19,155,255
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,101,536	9,230,871

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $30,543,011)		$28,386,126
UNAFFILIATED INVESTMENT COMPANIES - 78.9%
Equity - 12.4%
iShares Global Infrastructure ETF	47,859	2,226,401
iShares MSCI Global Min Vol Factor ETF	153,534	14,277,127
Vanguard Dividend Appreciation ETF	94,712	14,394,330
Vanguard Energy ETF	57,192	6,668,587
Vanguard FTSE Emerging Markets ETF	7,151	281,892
Vanguard Global ex-U.S. Real Estate ETF	53,318	2,225,493
Vanguard Materials ETF	25,089	4,550,643
Vanguard Real Estate ETF	77,230	6,620,156
Vanguard S&P 500 ETF	18,584	6,766,620
Fixed income - 66.5%
Invesco Senior Loan ETF (H)	1,082,163	22,671,315
SPDR Portfolio Short Term Corporate Bond ETF (H)	1,259,294	37,035,837
Vanguard Emerging Markets Government Bond ETF	400,040	24,578,458
Vanguard Intermediate-Term Corporate Bond ETF	640,740	49,952,090
Vanguard Short-Term Corporate Bond ETF	491,783	37,021,424
Vanguard Total Bond Market ETF	1,602,791	115,513,147
Xtrackers USD High Yield Corporate Bond ETF	680,811	23,249,696

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $390,395,091)		$368,033,216
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,230	0
Health care - 0.0%
NMC Health PLC (D)	39	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	79	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	164	1,103
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,982	136

TOTAL COMMON STOCKS (Cost $1,243)		$1,239
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.3%
U.S. Government - 14.3%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$7,038,882	6,887,656
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	17

INCOME PRESERVATION BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	19,702,233	$18,924,919
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	19,183,216	18,147,809
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	24,286,081	22,696,576

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $71,746,502)		$66,656,960
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	814	6
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	407	2
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	523	611
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	41	5
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	45	7
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	89	30
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	19	2

TOTAL WARRANTS (Cost $470)		$663
SHORT-TERM INVESTMENTS - 5.8%
Short-term funds - 5.8%
John Hancock Collateral Trust, 4.5832% (F)(I)	2,697,177	26,959,630

TOTAL SHORT-TERM INVESTMENTS (Cost $26,956,282)		$26,959,630
Total investments (Cost $519,642,599) - 105.0%		$490,037,834
Other assets and liabilities, net - (5.0%)		(23,519,625)
TOTAL NET ASSETS - 100.0%		$466,518,209
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 2-28-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 2-28-23.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
18	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

	2065 Preservation Blend Portfolio	2060 Preservation Blend Portfolio	2055 Preservation Blend Portfolio	2050 Preservation Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$14,989,249	$73,961,572	$125,498,179	$212,810,313
Affiliated investments, at value	23,039,839	118,405,646	201,287,304	337,989,833
Total investments, at value	38,029,088	192,367,218	326,785,483	550,800,146
Dividends and interest receivable	11,557	104,936	190,037	336,998
Receivable for fund shares sold	226,167	237,341	327,059	217,365
Receivable for investments sold	1,299	78,405	229,273	858,353
Receivable for securities lending income	—	388	—	140
Receivable from affiliates	586	959	1,266	1,957
Other assets	39,567	56,847	63,921	58,279
Total assets	38,308,264	192,846,094	327,597,039	552,273,238
Liabilities
Payable for investments purchased	240,442	712,263	1,019,023	1,523,251
Payable for fund shares repurchased	5	—	132,963	98,404
Payable upon return of securities loaned	—	—	—	1,326,160
Payable to affiliates
Accounting and legal services fees	2,745	16,076	27,437	46,796
Transfer agent fees	13	59	686	806
Distribution and service fees	—	201	11	312
Trustees’ fees	14	89	155	265
Other liabilities and accrued expenses	37,848	45,218	46,636	53,975
Total liabilities	281,067	773,906	1,226,911	3,049,969
Net assets	$38,027,197	$192,072,188	$326,370,128	$549,223,269
Net assets consist of
Paid-in capital	$41,114,291	$215,768,113	$366,929,615	$619,486,057
Total distributable earnings (loss)	(3,087,094)	(23,695,925)	(40,559,487)	(70,262,788)
Net assets	$38,027,197	$192,072,188	$326,370,128	$549,223,269
Unaffiliated investments, at cost	$15,883,499	$81,204,785	$137,282,441	$232,511,120
Affiliated investments, at cost	24,510,180	131,780,640	225,185,958	379,850,726
Total investments, at cost	40,393,679	212,985,425	362,468,399	612,361,846
Securities loaned, at value	—	$2,201,130	—	$1,300,145
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class I
Net assets	$141,358	$157,703	$7,327,927	$7,273,503
Shares outstanding	13,423	14,935	794,367	765,438
Net asset value, offering price and redemption price per share	$10.53	$10.56	$9.22	$9.50
Class R2
Net assets	$52,637	$1,015,709	$54,623	$1,046,340
Shares outstanding	5,000	96,398	5,929	109,833
Net asset value, offering price and redemption price per share	$10.53	$10.54	$9.21	$9.53
Class R4
Net assets	$52,648	$224,136	$57,076	$1,376,715
Shares outstanding	5,000	21,231	6,185	143,973
Net asset value, offering price and redemption price per share	$10.53	$10.56	$9.23	$9.56
Class R6
Net assets	$112,577	$5,215,919	$5,758,339	$20,596,693
Shares outstanding	10,690	493,821	624,284	2,168,778
Net asset value, offering price and redemption price per share	$10.53	$10.56	$9.22	$9.50
Class 1
Net assets	$37,667,977	$185,458,721	$313,172,163	$518,930,018
Shares outstanding	3,577,805	17,568,917	33,970,990	54,612,940
Net asset value, offering price and redemption price per share	$10.53	$10.56	$9.22	$9.50
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	19

STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Continued
	2045 Preservation Blend Portfolio	2040 Preservation Blend Portfolio	2035 Preservation Blend Portfolio	2030 Preservation Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$281,794,958	$363,657,802	$535,815,611	$697,422,403
Affiliated investments, at value	397,833,818	400,606,348	399,323,515	294,375,387
Total investments, at value	679,628,776	764,264,150	935,139,126	991,797,790
Dividends and interest receivable	401,856	443,438	468,465	363,031
Receivable for fund shares sold	439,340	372,353	310,498	46,766
Receivable for investments sold	1,317,963	1,068,543	820,563	2,513,584
Receivable for securities lending income	(285)	405	—	8,965
Receivable from affiliates	2,528	2,953	3,422	3,672
Other assets	64,563	70,503	79,766	83,344
Total assets	681,854,741	766,222,345	936,821,840	994,817,152
Liabilities
Payable for investments purchased	2,357,648	2,504,360	2,591,119	3,462,129
Payable for fund shares repurchased	56,945	46	—	60,802
Payable upon return of securities loaned	—	1,324,375	—	14,713,943
Payable to affiliates
Accounting and legal services fees	57,526	65,594	80,371	85,296
Transfer agent fees	2,509	2,097	2,746	3,526
Distribution and service fees	235	143	118	250
Trustees’ fees	327	384	485	530
Other liabilities and accrued expenses	55,297	56,744	59,367	60,811
Total liabilities	2,530,487	3,953,743	2,734,206	18,387,287
Net assets	$679,324,254	$762,268,602	$934,087,634	$976,429,865
Net assets consist of
Paid-in capital	$757,485,163	$857,566,977	$1,056,178,943	$1,095,674,288
Total distributable earnings (loss)	(78,160,909)	(95,298,375)	(122,091,309)	(119,244,423)
Net assets	$679,324,254	$762,268,602	$934,087,634	$976,429,865
Unaffiliated investments, at cost	$299,737,328	$394,826,615	$589,506,965	$757,346,559
Affiliated investments, at cost	447,619,901	452,208,785	450,155,144	328,483,143
Total investments, at cost	747,357,229	847,035,400	1,039,662,109	1,085,829,702
Securities loaned, at value	—	$1,298,287	—	$14,366,594
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class I
Net assets	$26,966,791	$21,693,412	$29,111,259	$37,696,916
Shares outstanding	2,577,545	2,160,164	2,954,885	3,860,064
Net asset value, offering price and redemption price per share	$10.46	$10.04	$9.85	$9.77
Class R2
Net assets	$1,191,361	$634,713	$593,646	$858,778
Shares outstanding	113,700	63,087	60,088	87,923
Net asset value, offering price and redemption price per share	$10.48	$10.06	$9.88	$9.77
Class R4
Net assets	$69,507	$277,012	$60,260	$1,170,668
Shares outstanding	6,590	27,336	6,058	118,898
Net asset value, offering price and redemption price per share	$10.55	$10.13	$9.95	$9.85
Class R6
Net assets	$15,974,756	$25,327,826	$25,229,025	$28,643,095
Shares outstanding	1,527,704	2,528,798	2,558,084	2,936,819
Net asset value, offering price and redemption price per share	$10.46	$10.02	$9.86	$9.75
Class 1
Net assets	$635,121,839	$714,335,639	$879,093,444	$908,060,408
Shares outstanding	60,743,722	71,145,605	89,245,779	93,055,893
Net asset value, offering price and redemption price per share	$10.46	$10.04	$9.85	$9.76
20	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Continued
	2025 Preservation Blend Portfolio	Income Preservation Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$622,668,915	$434,692,078
Affiliated investments, at value	110,384,006	55,345,756
Total investments, at value	733,052,921	490,037,834
Dividends and interest receivable	187,967	67,699
Receivable for fund shares sold	159,577	234,636
Receivable for investments sold	4,551,017	2,453,616
Receivable for securities lending income	1,073	12,975
Receivable from affiliates	3,033	2,341
Other assets	73,631	57,319
Total assets	738,029,219	492,866,420
Liabilities
Payable for investments purchased	4,287,598	3,172,843
Payable for fund shares repurchased	366	26,657
Payable upon return of securities loaned	724,125	23,049,509
Payable to affiliates
Accounting and legal services fees	65,919	41,932
Transfer agent fees	2,105	756
Distribution and service fees	40	287
Trustees’ fees	439	282
Other liabilities and accrued expenses	57,376	55,945
Total liabilities	5,137,968	26,348,211
Net assets	$732,891,251	$466,518,209
Net assets consist of
Paid-in capital	$819,284,372	$513,858,139
Total distributable earnings (loss)	(86,393,121)	(47,339,930)
Net assets	$732,891,251	$466,518,209
Unaffiliated investments, at cost	$671,309,437	$462,143,306
Affiliated investments, at cost	122,253,496	57,499,293
Total investments, at cost	793,562,933	519,642,599
Securities loaned, at value	$737,596	$22,479,157
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class I
Net assets	$22,772,984	$7,238,568
Shares outstanding	2,392,444	754,796
Net asset value, offering price and redemption price per share	$9.52	$9.59
Class R2
Net assets	$91,162	$1,239,484
Shares outstanding	9,552	128,926
Net asset value, offering price and redemption price per share	$9.54	$9.61
Class R4
Net assets	$286,299	$610,589
Shares outstanding	29,894	63,576
Net asset value, offering price and redemption price per share	$9.58	$9.60
Class R6
Net assets	$15,103,969	$15,582,158
Shares outstanding	1,588,385	1,626,223
Net asset value, offering price and redemption price per share	$9.51	$9.58
Class 1
Net assets	$694,636,837	$441,847,410
Shares outstanding	73,047,886	46,074,338
Net asset value, offering price and redemption price per share	$9.51	$9.59
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	21

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

	2065 Preservation Blend Portfolio	2060 Preservation Blend Portfolio	2055 Preservation Blend Portfolio	2050 Preservation Blend Portfolio
Investment income
Dividends from affiliated investments	$312,634	$1,815,306	$3,085,299	$5,207,960
Dividends from unaffiliated investments	129,960	756,305	1,274,391	2,368,436
Interest	41,385	241,230	425,412	726,527
Securities lending	—	2,405	—	1,938
Total investment income	483,979	2,815,246	4,785,102	8,304,861
Expenses
Investment management fees	35,826	209,131	356,078	615,555
Distribution and service fees	7,916	47,124	75,664	131,594
Accounting and legal services fees	2,957	17,646	30,211	51,612
Transfer agent fees	70	322	3,963	4,701
Trustees’ fees	361	2,238	3,869	6,613
Custodian fees	14,101	14,101	14,101	14,101
State registration fees	32,595	31,606	32,159	33,552
Printing and postage	9,200	7,890	8,104	8,229
Professional fees	16,657	22,270	24,470	28,210
Other	6,031	7,628	8,808	11,010
Total expenses	125,714	359,956	557,427	905,177
Less expense reductions	(113,507)	(287,772)	(420,923)	(674,692)
Net expenses	12,207	72,184	136,504	230,485
Net investment income	471,772	2,743,062	4,648,598	8,074,376
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(370,691)	(2,955,784)	(4,608,066)	(8,058,866)
Affiliated investments	(63,814)	(820,355)	(1,601,886)	(2,671,045)
Capital gain distributions received from affiliated investments	193,790	1,100,899	1,844,923	3,115,393
	(240,715)	(2,675,240)	(4,365,029)	(7,614,518)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	231,835	1,418,528	1,830,118	3,476,141
Affiliated investments	365,781	2,108,078	3,813,286	6,248,952
	597,616	3,526,606	5,643,404	9,725,093
Net realized and unrealized gain	356,901	851,366	1,278,375	2,110,575
Increase in net assets from operations	$828,673	$3,594,428	$5,926,973	$10,184,951
22	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Continued
	2045 Preservation Blend Portfolio	2040 Preservation Blend Portfolio	2035 Preservation Blend Portfolio	2030 Preservation Blend Portfolio
Investment income
Dividends from affiliated investments	$6,057,861	$6,499,566	$6,672,718	$4,785,478
Dividends from unaffiliated investments	3,257,724	4,259,461	6,659,638	9,500,197
Interest	894,973	1,047,328	1,316,028	1,157,550
Securities lending	8,537	5,644	11,060	175,818
Total investment income	10,219,095	11,811,999	14,659,444	15,619,043
Expenses
Investment management fees	796,372	979,351	1,385,193	1,801,212
Distribution and service fees	157,076	178,295	218,745	231,703
Accounting and legal services fees	63,464	72,464	88,892	94,308
Transfer agent fees	14,926	12,377	16,334	21,337
Trustees’ fees	8,173	9,369	11,592	12,339
Custodian fees	14,101	14,101	14,101	14,845
State registration fees	33,517	33,756	33,639	34,607
Printing and postage	8,303	8,363	8,468	8,508
Professional fees	30,253	31,919	34,860	35,879
Other	12,111	13,204	14,818	15,391
Total expenses	1,138,296	1,353,199	1,826,642	2,270,129
Less expense reductions	(847,838)	(1,006,998)	(1,208,254)	(1,294,452)
Net expenses	290,458	346,201	618,388	975,677
Net investment income	9,928,637	11,465,798	14,041,056	14,643,366
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(8,624,515)	(7,610,402)	(10,084,188)	(13,105,761)
Affiliated investments	(2,555,309)	(5,623,753)	(8,517,415)	(7,550,986)
Capital gain distributions received from affiliated investments	3,700,212	3,950,902	4,049,970	2,874,667
	(7,479,612)	(9,283,253)	(14,551,633)	(17,782,080)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,261,571	(2,097,816)	(6,076,339)	(5,277,997)
Affiliated investments	6,865,117	10,005,634	12,892,525	10,682,283
	9,126,688	7,907,818	6,816,186	5,404,286
Net realized and unrealized gain (loss)	1,647,076	(1,375,435)	(7,735,447)	(12,377,794)
Increase in net assets from operations	$11,575,713	$10,090,363	$6,305,609	$2,265,572
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	23

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Continued
	2025 Preservation Blend Portfolio	Income Preservation Blend Portfolio
Investment income
Dividends from affiliated investments	$1,795,132	$428,084
Dividends from unaffiliated investments	9,360,072	6,651,698
Interest	572,543	224,786
Securities lending	292,224	251,192
Total investment income	12,019,971	7,555,760
Expenses
Investment management fees	1,656,796	1,153,499
Distribution and service fees	180,017	118,177
Accounting and legal services fees	73,077	46,473
Transfer agent fees	13,039	4,681
Trustees’ fees	9,688	6,165
Custodian fees	14,845	14,845
State registration fees	35,205	33,538
Printing and postage	8,370	7,964
Professional fees	32,347	25,655
Other	13,713	10,732
Total expenses	2,037,097	1,421,729
Less expense reductions	(1,078,346)	(765,986)
Net expenses	958,751	655,743
Net investment income	11,061,220	6,900,017
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(14,840,516)	(8,692,112)
Affiliated investments	(3,694,050)	(1,287,078)
Capital gain distributions received from affiliated investments	1,032,549	224,551
	(17,502,017)	(9,754,639)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(579,575)	(505,789)
Affiliated investments	4,975,389	1,384,030
	4,395,814	878,241
Net realized and unrealized loss	(13,106,203)	(8,876,398)
Decrease in net assets from operations	$(2,044,983)	$(1,976,381)
24	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	2065 Preservation Blend Portfolio		2060 Preservation Blend Portfolio		2055 Preservation Blend Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$471,772	$236,297	$2,743,062	$2,930,337	$4,648,598	$5,284,944
Net realized gain (loss)	(240,715)	(273,200)	(2,675,240)	24,556,361	(4,365,029)	46,262,356
Change in net unrealized appreciation (depreciation)	597,616	(3,599,997)	3,526,606	(61,441,154)	5,643,404	(112,741,001)
Increase (decrease) in net assets resulting from operations	828,673	(3,636,900)	3,594,428	(33,954,456)	5,926,973	(61,193,701)
Distributions to shareholders
From earnings
Class I1	(1,932)	(1,317)	(16,214)	(3,277)	(886,141)	(3,669)
Class R2	(716)	(1,600)	(101,206)	(42,734)	(6,399)	(3,203)
Class R4	(769)	(1,663)	(24,980)	(15,057)	(7,472)	(4,287)
Class R6	(1,088)	(1,846)	(559,034)	(272,917)	(702,767)	(507,218)
Class 1	(521,390)	(419,895)	(21,353,239)	(13,034,418)	(39,182,900)	(26,621,813)
Total distributions	(525,895)	(426,321)	(22,054,673)	(13,368,403)	(40,785,679)	(27,140,190)
Portfolio share transactions
From portfolio share transactions	11,270,633	21,030,380	28,736,974	25,184,109	43,893,781	27,405,033
Total increase (decrease)	11,573,411	16,967,159	10,276,729	(22,138,750)	9,035,075	(60,928,858)
Net assets
Beginning of period	26,453,786	9,486,627	181,795,459	203,934,209	317,335,053	378,263,911
End of period	$38,027,197	$26,453,786	$192,072,188	$181,795,459	$326,370,128	$317,335,053

[1]	The inception date for Class I shares is 10-21-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	25

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	2050 Preservation Blend Portfolio		2045 Preservation Blend Portfolio		2040 Preservation Blend Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$8,074,376	$9,981,330	$9,928,637	$12,542,625	$11,465,798	$15,802,048
Net realized gain (loss)	(7,614,518)	115,445,990	(7,479,612)	145,376,154	(9,283,253)	170,278,007
Change in net unrealized appreciation (depreciation)	9,725,093	(233,731,405)	9,126,688	(289,790,030)	7,907,818	(337,825,664)
Increase (decrease) in net assets resulting from operations	10,184,951	(108,304,085)	11,575,713	(131,871,251)	10,090,363	(151,745,609)
Distributions to shareholders
From earnings
Class I1	(1,346,810)	(3,927)	(5,374,380)	(3,931)	(4,497,082)	(3,994)
Class R2	(195,885)	(74,508)	(230,284)	(89,675)	(130,486)	(37,356)
Class R4	(260,511)	(120,251)	(15,519)	(5,953)	(58,619)	(18,835)
Class R6	(3,834,062)	(1,932,694)	(3,151,940)	(1,610,917)	(5,266,575)	(2,864,101)
Class 1	(100,270,493)	(50,957,384)	(128,639,944)	(61,436,352)	(153,778,005)	(74,188,114)
Total distributions	(105,907,761)	(53,088,764)	(137,412,067)	(63,146,828)	(163,730,767)	(77,112,400)
Portfolio share transactions
From portfolio share transactions	97,941,438	23,008,688	133,188,895	41,669,873	138,957,144	10,897,094
Total increase (decrease)	2,218,628	(138,384,161)	7,352,541	(153,348,206)	(14,683,260)	(217,960,915)
Net assets
Beginning of period	547,004,641	685,388,802	671,971,713	825,319,919	776,951,862	994,912,777
End of period	$549,223,269	$547,004,641	$679,324,254	$671,971,713	$762,268,602	$776,951,862

[1]	The inception date for Class I shares is 10-21-21.
26	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	2035 Preservation Blend Portfolio		2030 Preservation Blend Portfolio		2025 Preservation Blend Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$14,041,056	$20,390,911	$14,643,366	$25,242,779	$11,061,220	$25,169,473
Net realized gain (loss)	(14,551,633)	187,506,477	(17,782,080)	146,816,823	(17,502,017)	64,313,061
Change in net unrealized appreciation (depreciation)	6,816,186	(391,209,541)	5,404,286	(343,359,756)	4,395,814	(198,003,231)
Increase (decrease) in net assets resulting from operations	6,305,609	(183,312,153)	2,265,572	(171,300,154)	(2,044,983)	(108,520,697)
Distributions to shareholders
From earnings
Class I1	(5,591,805)	(4,308)	(5,741,523)	(4,542)	(2,491,504)	(4,573)
Class R2	(111,441)	(51,737)	(144,072)	(84,517)	(13,866)	(12,343)
Class R4	(13,655)	(9,488)	(175,172)	(104,776)	(30,475)	(138,453)
Class R6	(4,459,009)	(2,546,039)	(4,362,669)	(3,681,872)	(1,431,083)	(1,617,078)
Class 1	(172,921,060)	(98,653,165)	(143,465,076)	(108,002,657)	(78,585,342)	(89,183,471)
Total distributions	(183,096,970)	(101,264,737)	(153,888,512)	(111,878,364)	(82,552,270)	(90,955,918)
Portfolio share transactions
From portfolio share transactions	150,101,868	38,054,484	109,586,173	16,499,647	10,143,661	(38,828,094)
Total decrease	(26,689,493)	(246,522,406)	(42,036,767)	(266,678,871)	(74,453,592)	(238,304,709)
Net assets
Beginning of period	960,777,127	1,207,299,533	1,018,466,632	1,285,145,503	807,344,843	1,045,649,552
End of period	$934,087,634	$960,777,127	$976,429,865	$1,018,466,632	$732,891,251	$807,344,843

[1]	The inception date for Class I shares is 10-21-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	27

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Income Preservation Blend Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$6,900,017	$17,897,704
Net realized gain (loss)	(9,754,639)	13,239,277
Change in net unrealized appreciation (depreciation)	878,241	(87,142,264)
Decrease in net assets resulting from operations	(1,976,381)	(56,005,283)
Distributions to shareholders
From earnings
Class I1	(457,666)	(3,022)
Class R2	(71,730)	(123,015)
Class R4	(36,722)	(38,882)
Class R6	(877,086)	(1,069,115)
Class 1	(28,593,518)	(37,003,342)
Total distributions	(30,036,722)	(38,237,376)
Portfolio share transactions
From portfolio share transactions	(14,706,792)	(61,168,307)
Total decrease	(46,719,895)	(155,410,966)
Net assets
Beginning of period	513,238,104	668,649,070
End of period	$466,518,209	$513,238,104

[1]	The inception date for Class I shares is 10-21-21.
28	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
2065 Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	10.49	0.15	0.05	0.20	(0.16)	—	(0.16)	10.53	1.98[6]	0.86[7]	0.14[7]	1.99[7]	—[8]	8
08-31-2022[9]	12.87	0.15	(2.19)	(2.04)	(0.15)	(0.19)	(0.34)	10.49	(16.34)[6]	1.08[7]	0.13[7]	1.47[7]	—[8]	96[10]
Class R2
02-28-2023[5]	10.48	0.14	0.05	0.19	(0.14)	—	(0.14)	10.53	1.90[6]	1.01[7]	0.28[7]	1.75[7]	—[8]	8
08-31-2022	12.87	0.16	(2.23)	(2.07)	(0.13)	(0.19)	(0.32)	10.48	(16.54)	1.22[7]	0.27	1.35	—[8]	96
08-31-2021[11]	10.00	0.15[12]	2.85	3.00	(0.13)	—[13]	(0.13)	12.87	30.18[6]	5.48[7]	0.26[7]	1.33[7,12]	—[8]	54
Class R4
02-28-2023[5]	10.49	0.15	0.04	0.19	(0.15)	—	(0.15)	10.53	1.91[6]	1.01[7]	0.18[7]	1.85[7]	—[8]	8
08-31-2022	12.88	0.17	(2.23)	(2.06)	(0.14)	(0.19)	(0.33)	10.49	(16.44)	1.22[7]	0.17	1.45	—[8]	96
08-31-2021[11]	10.00	0.16[12]	2.85	3.01	(0.13)	—[13]	(0.13)	12.88	30.31[6]	5.48[7]	0.16[7]	1.43[7,12]	—[8]	54
Class R6
02-28-2023[5]	10.50	0.14	0.06	0.20	(0.17)	—	(0.17)	10.53	1.97[6]	0.76[7]	0.03[7]	1.76[7]	—[8]	8
08-31-2022	12.90	0.19	(2.24)	(2.05)	(0.16)	(0.19)	(0.35)	10.50	(16.35)	0.97[7]	0.02	1.61	—[8]	96
08-31-2021[11]	10.00	0.17[12]	2.87	3.04	(0.14)	—[13]	(0.14)	12.90	30.56[6]	5.23[7]	0.01[7]	1.58[7,12]	—[8]	54
Class 1
02-28-2023[5]	10.49	0.15	0.05	0.20	(0.16)	—	(0.16)	10.53	2.02[6]	0.80[7]	0.08[7]	2.00[7]	38	8
08-31-2022	12.89	0.15	(2.20)	(2.05)	(0.16)	(0.19)	(0.35)	10.49	(16.40)	1.01[7]	0.06	1.30	26	96
08-31-2021[11]	10.00	0.08[12]	2.95	3.03	(0.14)	—[13]	(0.14)	12.89	30.45[6]	5.27[7]	0.05[7]	0.70[7,12]	9	54

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
[9] The inception date for Class I shares is 10-21-21.
[10] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[11] Period from 9-23-20 (commencement of operations) to 8-31-21.
[12] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the period ended 8-31-21.
[13] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	29

Financial highlights continued
2060 Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	11.76	0.17	(0.01)[6]	0.16	(0.16)	(1.20)	(1.36)	10.56	1.85[7]	0.45[8]	0.14[8]	2.00[8]	—[9]	11
08-31-2022[10]	15.02	0.16	(2.44)	(2.28)	(0.20)	(0.78)	(0.98)	11.76	(16.34)[7]	0.43[8]	0.12[8]	1.47[8]	—[9]	95[11]
Class R2
02-28-2023[5]	11.71	0.14	—[12]	0.14	(0.11)	(1.20)	(1.31)	10.54	1.68[7]	0.87[8]	0.55[8]	1.54[8]	1	11
08-31-2022	14.99	0.13	(2.48)	(2.35)	(0.15)	(0.78)	(0.93)	11.71	(16.82)	0.81	0.50	1.00	1	95
08-31-2021	12.54	0.13[13]	2.74	2.87	(0.16)	(0.26)	(0.42)	14.99	23.35	0.80	0.50	0.96[13]	1	19
08-31-2020	11.74	0.22[13]	1.47	1.69	(0.25)	(0.64)	(0.89)	12.54	14.75	0.81	0.45	1.92[13]	—[9]	31
08-31-2019	12.64	0.23[13]	(0.28)	(0.05)	(0.22)	(0.63)	(0.85)	11.74	0.53	0.83	0.42	2.01[13]	—[9]	11
08-31-2018	11.90	0.20[13]	0.99	1.19	(0.21)	(0.24)	(0.45)	12.64	10.11	0.88	0.27	1.58[13]	—[9]	10
Class R4
02-28-2023[5]	11.75	0.15	—[12]	0.15	(0.14)	(1.20)	(1.34)	10.56	1.79[7]	0.67[8]	0.26[8]	1.75[8]	—[9]	11
08-31-2022	15.03	0.18	(2.49)	(2.31)	(0.19)	(0.78)	(0.97)	11.75	(16.57)	0.65	0.24	1.37	—[9]	95
08-31-2021	12.56	0.18[13]	2.74	2.92	(0.19)	(0.26)	(0.45)	15.03	23.75	0.60	0.20	1.29[13]	—[9]	19
08-31-2020	11.76	0.25[13]	1.47	1.72	(0.28)	(0.64)	(0.92)	12.56	15.03	0.64	0.17	2.17[13]	—[9]	31
08-31-2019	12.66	0.26[13]	(0.29)	(0.03)	(0.24)	(0.63)	(0.87)	11.76	0.75	0.68	0.16	2.19[13]	—[9]	11
08-31-2018	11.90	0.22[13]	1.00	1.22	(0.22)	(0.24)	(0.46)	12.66	10.29	0.88	0.16	1.76[13]	—[9]	10
Class R6
02-28-2023[5]	11.77	0.17	(0.01)[6]	0.16	(0.17)	(1.20)	(1.37)	10.56	1.85[7]	0.35[8]	0.04[8]	2.08[8]	5	11
08-31-2022	15.06	0.21	(2.50)	(2.29)	(0.22)	(0.78)	(1.00)	11.77	(16.39)	0.32	0.01	1.56	4	95
08-31-2021	12.58	0.19[13]	2.76	2.95	(0.21)	(0.26)	(0.47)	15.06	23.97	0.31	0.01	1.36[13]	3	19
08-31-2020	11.78	0.31[13]	1.43	1.74	(0.30)	(0.64)	(0.94)	12.58	15.20	0.38	—	2.69[13]	2	31
08-31-2019	12.67	0.24[13]	(0.24)	—[12]	(0.26)	(0.63)	(0.89)	11.78	0.94	0.43	—	2.05[13]	3	11
08-31-2018	11.92	0.16[13]	1.07	1.23	(0.24)	(0.24)	(0.48)	12.67	10.46	0.63	—	1.38[13]	1	10
Class 1
02-28-2023[5]	11.76	0.17	(0.01)[6]	0.16	(0.16)	(1.20)	(1.36)	10.56	1.91[7]	0.39[8]	0.08[8]	1.99[8]	185	11
08-31-2022	15.05	0.20	(2.49)	(2.29)	(0.22)	(0.78)	(1.00)	11.76	(16.44)	0.37	0.06	1.53	177	95
08-31-2021	12.57	0.21[13]	2.74	2.95	(0.21)	(0.26)	(0.47)	15.05	23.94	0.35	0.05	1.50[13]	200	19
08-31-2020	11.77	0.25[13]	1.48	1.73	(0.29)	(0.64)	(0.93)	12.57	15.15	0.41	0.05	2.19[13]	141	31
08-31-2019	12.66	0.25[13]	(0.26)	(0.01)	(0.25)	(0.63)	(0.88)	11.77	0.89	0.46	0.05	2.18[13]	90	11
08-31-2018	11.91	0.24[13]	0.98	1.22	(0.23)	(0.24)	(0.47)	12.66	10.41	0.67	0.05	1.99[13]	58	10

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
[10] The inception date for Class I shares is 10-21-21.
[11] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[12] Less than $0.005 per share.
[13] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, $0.01 and $0.01 per share and 0.02%, 0.04%, 0.06% and 0.05% for the periods ended 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
30	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2055 Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	10.42	0.14	(0.02)[6]	0.12	(0.12)	(1.20)	(1.32)	9.22	1.73[7]	0.42[8]	0.15[8]	1.95[8]	7	12
08-31-2022[9]	13.41	0.04	(2.05)	(2.01)	(0.18)	(0.80)	(0.98)	10.42	(16.29)[7]	0.40[8]	0.14[8]	0.46[8]	6	96[10]
Class R2
02-28-2023[5]	10.37	0.13	(0.01)[6]	0.12	(0.08)	(1.20)	(1.28)	9.21	1.57[7]	0.79[8]	0.51[8]	1.62[8]	—[11]	12
08-31-2022	13.40	0.06	(2.15)	(2.09)	(0.14)	(0.80)	(0.94)	10.37	(16.84)	0.83	0.57	0.45	—[11]	96
08-31-2021	11.33	0.14[12]	2.44	2.58	(0.15)	(0.36)	(0.51)	13.40	23.40	0.71	0.46	1.12[12]	—[11]	23
08-31-2020	10.86	0.19[12]	1.36	1.55	(0.25)	(0.83)	(1.08)	11.33	14.76	0.73	0.46	1.85[12]	—[11]	31
08-31-2019	12.18	0.20[12]	(0.31)	(0.11)	(0.22)	(0.99)	(1.21)	10.86	0.47	0.70	0.43	1.80[12]	—[11]	13
08-31-2018	11.84	0.16[12]	1.01	1.17	(0.23)	(0.60)	(0.83)	12.18	10.13	0.60	0.31	1.35[12]	—[11]	10
Class R4
02-28-2023[5]	10.41	0.14	—[13]	0.14	(0.12)	(1.20)	(1.32)	9.23	1.86[7]	0.58[8]	0.21[8]	1.88[8]	—[11]	12
08-31-2022	13.43	0.17	(2.21)	(2.04)	(0.18)	(0.80)	(0.98)	10.41	(16.54)	0.55	0.19	1.43	—[11]	96
08-31-2021	11.35	0.18[12]	2.44	2.62	(0.18)	(0.36)	(0.54)	13.43	23.75	0.52	0.17	1.42[12]	—[11]	23
08-31-2020	10.88	0.25[12]	1.33	1.58	(0.28)	(0.83)	(1.11)	11.35	15.08	0.54	0.17	2.33[12]	—[11]	31
08-31-2019	12.20	0.25[12]	(0.33)	(0.08)	(0.25)	(0.99)	(1.24)	10.88	0.72	0.53	0.16	2.31[12]	—[11]	13
08-31-2018	11.85	0.21[12]	0.98	1.19	(0.24)	(0.60)	(0.84)	12.20	10.32	0.55	0.16	1.73[12]	—[11]	10
Class R6
02-28-2023[5]	10.42	0.15	(0.02)[6]	0.13	(0.13)	(1.20)	(1.33)	9.22	1.82[7]	0.31[8]	0.05[8]	2.03[8]	6	12
08-31-2022	13.44	0.20	(2.22)	(2.02)	(0.20)	(0.80)	(1.00)	10.42	(16.38)	0.29	0.02	1.71	5	96
08-31-2021	11.36	0.17[12]	2.47	2.64	(0.20)	(0.36)	(0.56)	13.44	23.90	0.26	0.01	1.40[12]	5	23
08-31-2020	10.89	0.22[12]	1.38	1.60	(0.30)	(0.83)	(1.13)	11.36	15.25	0.29	—	2.08[12]	3	31
08-31-2019	12.21	0.19[12]	(0.25)	(0.06)	(0.27)	(0.99)	(1.26)	10.89	0.92	0.28	—	1.79[12]	1	13
08-31-2018	11.86	0.19[12]	1.02	1.21	(0.26)	(0.60)	(0.86)	12.21	10.48	0.30	—	1.61[12]	—[11]	10
Class 1
02-28-2023[5]	10.41	0.14	—[13]	0.14	(0.13)	(1.20)	(1.33)	9.22	1.89[7]	0.35[8]	0.09[8]	1.98[8]	313	12
08-31-2022	13.43	0.18	(2.21)	(2.03)	(0.19)	(0.80)	(0.99)	10.41	(16.42)	0.33	0.07	1.53	306	96
08-31-2021	11.35	0.19[12]	2.44	2.63	(0.19)	(0.36)	(0.55)	13.43	23.87	0.30	0.05	1.55[12]	373	23
08-31-2020	10.88	0.25[12]	1.34	1.59	(0.29)	(0.83)	(1.12)	11.35	15.20	0.32	0.05	2.32[12]	313	31
08-31-2019	12.21	0.25[12]	(0.33)	(0.08)	(0.26)	(0.99)	(1.25)	10.88	0.78	0.32	0.05	2.29[12]	266	13
08-31-2018	11.85	0.26[12]	0.96	1.22	(0.26)	(0.60)	(0.86)	12.21	10.52	0.33	0.05	2.13[12]	251	10

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[7] Not annualized.
[8] Annualized.
[9] The inception date for Class I shares is 10-21-21.
[10] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[11] Less than $500,000.
[12] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, $0.01 and $0.01 per share and 0.01%, 0.03%, 0.05% and 0.04% for the periods ended 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[13] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	31

Financial highlights continued
2050 Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	11.63	0.16	(0.04)[6]	0.12	(0.15)	(2.10)	(2.25)	9.50	1.87[7]	0.40[8]	0.15[8]	2.00[8]	7	12
08-31-2022[9]	15.06	0.05	(2.30)	(2.25)	(0.20)	(0.98)	(1.18)	11.63	(16.35)[7]	0.38[8]	0.13[8]	0.55[8]	6	96[10]
Class R2
02-28-2023[5]	11.63	0.14	(0.04)[6]	0.10	(0.10)	(2.10)	(2.20)	9.53	1.68[7]	0.80[8]	0.54[8]	1.65[8]	1	12
08-31-2022	15.08	0.14	(2.46)	(2.32)	(0.15)	(0.98)	(1.13)	11.63	(16.77)	0.77	0.52	1.04	1	96
08-31-2021	12.64	0.16[11]	2.73	2.89	(0.17)	(0.28)	(0.45)	15.08	23.30	0.74	0.51	1.14[11]	1	20
08-31-2020	12.16	0.21[11]	1.51	1.72	(0.26)	(0.98)	(1.24)	12.64	14.79	0.75	0.51	1.77[11]	1	36
08-31-2019	13.80	0.21[11]	(0.35)	(0.14)	(0.24)	(1.26)	(1.50)	12.16	0.38	0.75	0.51	1.73[11]	1	16
08-31-2018	13.56	0.17[11]	1.14	1.31	(0.26)	(0.81)	(1.07)	13.80	9.91	0.74	0.50	1.29[11]	1	13
Class R4
02-28-2023[5]	11.68	0.15	(0.04)[6]	0.11	(0.13)	(2.10)	(2.23)	9.56	1.77[7]	0.64[8]	0.29[8]	1.83[8]	1	12
08-31-2022	15.14	0.19	(2.49)	(2.30)	(0.18)	(0.98)	(1.16)	11.68	(16.56)	0.62	0.27	1.39	1	96
08-31-2021	12.68	0.18[11]	2.75	2.93	(0.19)	(0.28)	(0.47)	15.14	23.61	0.59	0.26	1.32[11]	2	20
08-31-2020	12.19	0.28[11]	1.48	1.76	(0.29)	(0.98)	(1.27)	12.68	15.03	0.60	0.26	2.38[11]	1	36
08-31-2019	13.85	0.14[11]	(0.25)	(0.11)	(0.29)	(1.26)	(1.55)	12.19	0.73	0.56	0.22	1.19[11]	—[12]	16
08-31-2018	13.59	0.23[11]	1.13	1.36	(0.29)	(0.81)	(1.10)	13.85	10.29	0.50	0.16	1.68[11]	—[12]	13
Class R6
02-28-2023[5]	11.63	0.16	(0.03)[6]	0.13	(0.16)	(2.10)	(2.26)	9.50	1.99[7]	0.30[8]	0.04[8]	2.09[8]	21	12
08-31-2022	15.09	0.23	(2.49)	(2.26)	(0.22)	(0.98)	(1.20)	11.63	(16.42)	0.27	0.02	1.74	19	96
08-31-2021	12.63	0.21[11]	2.75	2.96	(0.22)	(0.28)	(0.50)	15.09	23.98	0.24	0.01	1.49[11]	20	20
08-31-2020	12.15	0.33[11]	1.46	1.79	(0.33)	(0.98)	(1.31)	12.63	15.28	0.26	—	2.83[11]	14	36
08-31-2019	13.81	0.25[11]	(0.34)	(0.09)	(0.31)	(1.26)	(1.57)	12.15	0.93	0.25	—	2.03[11]	65	16
08-31-2018	13.55	0.26[11]	1.12	1.38	(0.31)	(0.81)	(1.12)	13.81	10.49	0.25	—	1.93[11]	30	13
Class 1
02-28-2023[5]	11.63	0.16	(0.03)[6]	0.13	(0.16)	(2.10)	(2.26)	9.50	1.93[7]	0.34[8]	0.09[8]	2.05[8]	519	12
08-31-2022	15.09	0.22	(2.49)	(2.27)	(0.21)	(0.98)	(1.19)	11.63	(16.45)	0.31	0.06	1.61	519	96
08-31-2021	12.63	0.21[11]	2.74	2.95	(0.21)	(0.28)	(0.49)	15.09	23.92	0.28	0.05	1.55[11]	662	20
08-31-2020	12.15	0.28[11]	1.50	1.78	(0.32)	(0.98)	(1.30)	12.63	15.22	0.29	0.05	2.34[11]	581	36
08-31-2019	13.81	0.29[11]	(0.39)	(0.10)	(0.30)	(1.26)	(1.56)	12.15	0.87	0.29	0.05	2.34[11]	538	16
08-31-2018	13.55	0.30[11]	1.07	1.37	(0.30)	(0.81)	(1.11)	13.81	10.44	0.29	0.05	2.17[11]	578	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[7] Not annualized.
[8] Annualized.
[9] The inception date for Class I shares is 10-21-21.
[10] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[11] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, $0.01 and $0.01 per share and 0.01%, 0.03%, 0.05% and 0.04% for the periods ended 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[12] Less than $500,000.
32	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2045 Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	13.02	0.17	(0.06)[6]	0.11	(0.18)	(2.49)	(2.67)	10.46	1.70[7]	0.41[8]	0.15[8]	2.05[8]	27	11
08-31-2022[9]	16.81	0.07	(2.54)	(2.47)	(0.25)	(1.07)	(1.32)	13.02	(16.09)[7]	0.39[8]	0.13[8]	0.67[8]	25	93[10]
Class R2
02-28-2023[5]	13.00	0.15	(0.05)[6]	0.10	(0.13)	(2.49)	(2.62)	10.48	1.56[7]	0.80[8]	0.54[8]	1.66[8]	1	11
08-31-2022	16.83	0.17	(2.74)	(2.57)	(0.19)	(1.07)	(1.26)	13.00	(16.63)	0.77	0.52	1.13	1	93
08-31-2021	14.20	0.18[11]	2.99	3.17	(0.20)	(0.34)	(0.54)	16.83	22.81	0.74	0.51	1.14[11]	1	21
08-31-2020	13.69	0.24[11]	1.67	1.91	(0.30)	(1.10)	(1.40)	14.20	14.41	0.75	0.51	1.80[11]	1	35
08-31-2019	15.52	0.26[11]	(0.42)	(0.16)	(0.27)	(1.40)	(1.67)	13.69	0.53	0.75	0.51	1.87[11]	—[12]	16
08-31-2018	15.20	0.24[11]	1.22	1.46	(0.27)	(0.87)	(1.14)	15.52	9.80	0.75	0.51	1.60[11]	1	12
Class R4
02-28-2023[5]	13.10	0.17	(0.06)[6]	0.11	(0.17)	(2.49)	(2.66)	10.55	1.67[7]	0.60[8]	0.25[8]	2.01[8]	—[12]	11
08-31-2022	16.93	0.23	(2.76)	(2.53)	(0.23)	(1.07)	(1.30)	13.10	(16.32)	0.56	0.21	1.56	—[12]	93
08-31-2021	14.28	0.23[11]	3.00	3.23	(0.24)	(0.34)	(0.58)	16.93	23.17	0.52	0.18	1.48[11]	—[12]	21
08-31-2020	13.76	0.31[11]	1.66	1.97	(0.35)	(1.10)	(1.45)	14.28	14.90	0.52	0.18	2.35[11]	—[12]	35
08-31-2019	15.59	0.33[11]	(0.43)	(0.10)	(0.33)	(1.40)	(1.73)	13.76	0.87	0.50	0.16	2.36[11]	—[12]	16
08-31-2018	15.27	0.27[11]	1.24	1.51	(0.32)	(0.87)	(1.19)	15.59	10.21	0.50	0.16	1.71[11]	—[12]	12
Class R6
02-28-2023[5]	13.02	0.18	(0.06)[6]	0.12	(0.19)	(2.49)	(2.68)	10.46	1.82[7]	0.30[8]	0.04[8]	2.13[8]	16	11
08-31-2022	16.85	0.29	(2.78)	(2.49)	(0.27)	(1.07)	(1.34)	13.02	(16.19)	0.28	0.02	1.92	15	93
08-31-2021	14.21	0.24[11]	3.00	3.24	(0.26)	(0.34)	(0.60)	16.85	23.39	0.25	0.01	1.56[11]	14	21
08-31-2020	13.69	0.38[11]	1.61	1.99	(0.37)	(1.10)	(1.47)	14.21	15.15	0.26	—	2.89[11]	10	35
08-31-2019	15.53	0.30[11]	(0.39)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	1.01	0.25	—	2.19[11]	59	16
08-31-2018	15.22	0.29[11]	1.24	1.53	(0.35)	(0.87)	(1.22)	15.53	10.35	0.25	—	1.91[11]	32	12
Class 1
02-28-2023[5]	13.02	0.18	(0.06)[6]	0.12	(0.19)	(2.49)	(2.68)	10.46	1.77[7]	0.34[8]	0.09[8]	2.10[8]	635	11
08-31-2022	16.85	0.25	(2.75)	(2.50)	(0.26)	(1.07)	(1.33)	13.02	(16.22)	0.32	0.06	1.68	631	93
08-31-2021	14.20	0.25[11]	3.00	3.25	(0.26)	(0.34)	(0.60)	16.85	23.43	0.29	0.05	1.63[11]	810	21
08-31-2020	13.69	0.32[11]	1.66	1.98	(0.37)	(1.10)	(1.47)	14.20	15.02	0.29	0.05	2.39[11]	729	35
08-31-2019	15.53	0.33[11]	(0.42)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	0.95	0.29	0.05	2.38[11]	701	16
08-31-2018	15.21	0.34[11]	1.19	1.53	(0.34)	(0.87)	(1.21)	15.53	10.37	0.29	0.05	2.20[11]	760	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[7] Not annualized.
[8] Annualized.
[9] The inception date for Class I shares is 10-21-21.
[10] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[11] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share, $0.01, $0.01 and $0.01 and 0.02%, 0.04%, 0.06% and 0.05% for the periods ended 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[12] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	33

Financial highlights continued
2040 Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	12.70	0.17	(0.10)	0.07	(0.18)	(2.55)	(2.73)	10.04	1.34[6]	0.42[7]	0.15[7]	2.16[7]	22	10
08-31-2022[8]	16.35	0.09	(2.43)	(2.34)	(0.26)	(1.05)	(1.31)	12.70	(15.75)[6]	0.40[7]	0.14[7]	0.84[7]	20	90[9]
Class R2
02-28-2023[5]	12.68	0.15	(0.10)	0.05	(0.12)	(2.55)	(2.67)	10.06	1.20[6]	0.81[7]	0.55[7]	1.76[7]	1	10
08-31-2022	16.40	0.20	(2.67)	(2.47)	(0.20)	(1.05)	(1.25)	12.68	(16.44)	0.79	0.53	1.36	1	90
08-31-2021	14.07	0.18[10]	2.73	2.91	(0.21)	(0.37)	(0.58)	16.40	21.16	0.75	0.50	1.16[10]	1	24
08-31-2020	13.57	0.25[10]	1.60	1.85	(0.30)	(1.05)	(1.35)	14.07	14.23	0.76	0.50	1.90[10]	—[11]	36
08-31-2019	15.33	0.27[10]	(0.35)	(0.08)	(0.28)	(1.40)	(1.68)	13.57	0.87	0.76	0.51	1.95[10]	—[11]	18
08-31-2018	15.10	0.18[10]	1.20	1.38	(0.29)	(0.86)	(1.15)	15.33	9.40	0.73	0.48	1.19[10]	1	16
Class R4
02-28-2023[5]	12.78	0.17	(0.11)	0.06	(0.16)	(2.55)	(2.71)	10.13	1.24[6]	0.65[7]	0.29[7]	2.03[7]	—[11]	10
08-31-2022	16.51	0.22	(2.66)	(2.44)	(0.24)	(1.05)	(1.29)	12.78	(16.18)	0.62	0.26	1.54	—[11]	90
08-31-2021	14.15	0.23[10]	2.74	2.97	(0.24)	(0.37)	(0.61)	16.51	21.52	0.59	0.24	1.52[10]	—[11]	24
08-31-2020	13.64	0.30[10]	1.60	1.90	(0.34)	(1.05)	(1.39)	14.15	14.46	0.59	0.24	2.30[10]	—[11]	36
08-31-2019	15.41	0.27[10]	(0.31)	(0.04)	(0.33)	(1.40)	(1.73)	13.64	1.27	0.54	0.19	1.95[10]	—[11]	18
08-31-2018	15.16	0.27[10]	1.17	1.44	(0.33)	(0.86)	(1.19)	15.41	9.76	0.51	0.17	1.76[10]	—[11]	16
Class R6
02-28-2023[5]	12.68	0.18	(0.10)	0.08	(0.19)	(2.55)	(2.74)	10.02	1.46[6]	0.32[7]	0.05[7]	2.23[7]	25	10
08-31-2022	16.39	0.29	(2.68)	(2.39)	(0.27)	(1.05)	(1.32)	12.68	(15.97)	0.29	0.03	2.03	24	90
08-31-2021	14.05	0.25[10]	2.73	2.98	(0.27)	(0.37)	(0.64)	16.39	21.77	0.26	0.01	1.66[10]	25	24
08-31-2020	13.55	0.38[10]	1.54	1.92	(0.37)	(1.05)	(1.42)	14.05	14.76	0.27	—	2.87[10]	19	36
08-31-2019	15.33	0.29[10]	(0.31)	(0.02)	(0.36)	(1.40)	(1.76)	13.55	1.42	0.26	—	2.16[10]	72	18
08-31-2018	15.09	0.30[10]	1.15	1.45	(0.35)	(0.86)	(1.21)	15.33	9.90	0.26	—	2.01[10]	37	16
Class 1
02-28-2023[5]	12.70	0.17	(0.10)	0.07	(0.18)	(2.55)	(2.73)	10.04	1.39[6]	0.36[7]	0.09[7]	2.20[7]	714	10
08-31-2022	16.42	0.26	(2.66)	(2.40)	(0.27)	(1.05)	(1.32)	12.70	(16.04)	0.33	0.07	1.78	732	90
08-31-2021	14.07	0.25[10]	2.73	2.98	(0.26)	(0.37)	(0.63)	16.42	21.76	0.30	0.05	1.69[10]	969	24
08-31-2020	13.57	0.32[10]	1.59	1.91	(0.36)	(1.05)	(1.41)	14.07	14.66	0.31	0.05	2.43[10]	881	36
08-31-2019	15.34	0.33[10]	(0.35)	(0.02)	(0.35)	(1.40)	(1.75)	13.57	1.44	0.30	0.05	2.40[10]	862	18
08-31-2018	15.10	0.33[10]	1.11	1.44	(0.34)	(0.86)	(1.20)	15.34	9.84	0.29	0.05	2.20[10]	946	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] The inception date for Class I shares is 10-21-21.
[9] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[10] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, $0.01 and $0.01 and 0.01%, 0.03%, 0.05% and 0.05% for the periods ended 8-31-21, 8-31-20, 8-31-19 and 8-31-18, respectively.
[11] Less than $500,000.
34	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2035 Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	12.25	0.17	(0.16)	0.01	(0.17)	(2.24)	(2.41)	9.85	0.76[6]	0.46[7]	0.20[7]	2.30[7]	29	10
08-31-2022[8]	15.78	0.12	(2.30)	(2.18)	(0.25)	(1.10)	(1.35)	12.25	(15.21)[6]	0.43[7]	0.18[7]	1.09[7]	27	78[9]
Class R2
02-28-2023[5]	12.24	0.14	(0.14)	—[10]	(0.12)	(2.24)	(2.36)	9.88	0.61[6]	0.86[7]	0.59[7]	1.88[7]	1	10
08-31-2022	15.87	0.19	(2.52)	(2.33)	(0.20)	(1.10)	(1.30)	12.24	(16.08)	0.83	0.57	1.35	1	78
08-31-2021	13.95	0.21	2.31	2.52	(0.22)	(0.38)	(0.60)	15.87	18.51	0.79	0.53	1.40	1	26
08-31-2020	13.41	0.25	1.51	1.76	(0.30)	(0.92)	(1.22)	13.95	13.60	0.79	0.52	1.93	1	38
08-31-2019	14.92	0.26[11]	(0.21)	0.05	(0.27)	(1.29)	(1.56)	13.41	1.71	0.79	0.51	1.93[11]	1	19
08-31-2018	14.81	0.20[11]	0.99	1.19	(0.27)	(0.81)	(1.08)	14.92	8.21	0.79	0.52	1.36[11]	2	17
Class R4
02-28-2023[5]	12.34	0.17	(0.16)	0.01	(0.16)	(2.24)	(2.40)	9.95	0.73[6]	0.65[7]	0.29[7]	2.30[7]	—[12]	10
08-31-2022	15.97	0.28	(2.58)	(2.30)	(0.23)	(1.10)	(1.33)	12.34	(15.76)	0.62	0.26	1.94	—[12]	78
08-31-2021	14.03	0.24	2.34	2.58	(0.26)	(0.38)	(0.64)	15.97	18.86	0.59	0.23	1.61	—[12]	26
08-31-2020	13.49	0.30	1.50	1.80	(0.34)	(0.92)	(1.26)	14.03	13.90	0.58	0.20	2.31	—[12]	38
08-31-2019	15.00	0.32[11]	(0.22)	0.10	(0.32)	(1.29)	(1.61)	13.49	2.09	0.54	0.17	2.34[11]	—[12]	19
08-31-2018	14.88	0.27[11]	0.98	1.25	(0.32)	(0.81)	(1.13)	15.00	8.61	0.53	0.16	1.79[11]	—[12]	17
Class R6
02-28-2023[5]	12.26	0.17	(0.15)	0.02	(0.18)	(2.24)	(2.42)	9.86	0.84[6]	0.36[7]	0.09[7]	2.30[7]	25	10
08-31-2022	15.90	0.28	(2.55)	(2.27)	(0.27)	(1.10)	(1.37)	12.26	(15.70)	0.32	0.07	2.02	22	78
08-31-2021	13.96	0.25	2.35	2.60	(0.28)	(0.38)	(0.66)	15.90	19.15	0.29	0.03	1.70	23	26
08-31-2020	13.43	0.38	1.44	1.82	(0.37)	(0.92)	(1.29)	13.96	14.08	0.30	—	2.91	17	38
08-31-2019	14.95	0.31[11]	(0.19)	0.12	(0.35)	(1.29)	(1.64)	13.43	2.25	0.29	—	2.30[11]	81	19
08-31-2018	14.83	0.30[11]	0.97	1.27	(0.34)	(0.81)	(1.15)	14.95	8.81	0.28	—	2.03[11]	44	17
Class 1
02-28-2023[5]	12.25	0.17	(0.15)	0.02	(0.18)	(2.24)	(2.42)	9.85	0.80[6]	0.40[7]	0.13[7]	2.34[7]	879	10
08-31-2022	15.88	0.26	(2.52)	(2.26)	(0.27)	(1.10)	(1.37)	12.25	(15.68)	0.36	0.11	1.86	911	78
08-31-2021	13.95	0.26	2.32	2.58	(0.27)	(0.38)	(0.65)	15.88	19.04	0.33	0.07	1.75	1,184	26
08-31-2020	13.41	0.32	1.50	1.82	(0.36)	(0.92)	(1.28)	13.95	14.12	0.33	0.05	2.46	1,108	38
08-31-2019	14.93	0.33[11]	(0.22)	0.11	(0.34)	(1.29)	(1.63)	13.41	2.19	0.33	0.05	2.46[11]	1,105	19
08-31-2018	14.82	0.33[11]	0.92	1.25	(0.33)	(0.81)	(1.14)	14.93	8.70	0.32	0.05	2.23[11]	1,202	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] The inception date for Class I shares is 10-21-21.
[9] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[10] Less than $0.005 per share.
[11] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and less than $0.005 per share and 0.02% and 0.02% for the periods ended 8-31-19 and 8-31-18, respectively.
[12] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	35

Financial highlights continued
2030 Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	11.57	0.16	(0.17)	(0.01)	(0.27)	(1.52)	(1.79)	9.77	0.33[6]	0.53[7]	0.26[7]	2.46[7]	38	10
08-31-2022[8]	14.67	0.19	(1.95)	(1.76)	(0.27)	(1.07)	(1.34)	11.57	(13.40)[6]	0.50[7]	0.24[7]	1.87[7]	36	63[9]
Class R2
02-28-2023[5]	11.54	0.14	(0.17)	(0.03)	(0.22)	(1.52)	(1.74)	9.77	0.14[6]	0.92[7]	0.66[7]	2.14[7]	1	10
08-31-2022	14.76	0.22	(2.16)	(1.94)	(0.21)	(1.07)	(1.28)	11.54	(14.47)	0.89	0.63	1.69	1	63
08-31-2021	13.68	0.20	1.63	1.83	(0.23)	(0.52)	(0.75)	14.76	13.81	0.87	0.61	1.40	1	30
08-31-2020	13.16	0.25	1.29	1.54	(0.30)	(0.72)	(1.02)	13.68	12.13	0.83	0.56	1.92	1	47
08-31-2019	14.24	0.26	0.02	0.28	(0.27)	(1.09)	(1.36)	13.16	3.21	0.85	0.56	2.00	1	22
08-31-2018	14.32	0.22	0.66	0.88	(0.25)	(0.71)	(0.96)	14.24	6.24	0.84	0.55	1.53	1	18
Class R4
02-28-2023[5]	11.64	0.15	(0.17)	(0.02)	(0.25)	(1.52)	(1.77)	9.85	0.24[6]	0.77[7]	0.40[7]	2.37[7]	1	10
08-31-2022	14.87	0.24	(2.15)	(1.91)	(0.25)	(1.07)	(1.32)	11.64	(14.21)	0.74	0.38	1.84	1	63
08-31-2021	13.77	0.23	1.65	1.88	(0.26)	(0.52)	(0.78)	14.87	14.10	0.71	0.35	1.64	1	30
08-31-2020	13.25	0.30	1.27	1.57	(0.33)	(0.72)	(1.05)	13.77	12.31	0.71	0.33	2.30	2	47
08-31-2019	14.32	0.19	0.15	0.34	(0.32)	(1.09)	(1.41)	13.25	3.57	0.67	0.28	1.48	1	22
08-31-2018	14.39	0.28	0.66	0.94	(0.30)	(0.71)	(1.01)	14.32	6.72	0.58	0.19	1.91	—[10]	18
Class R6
02-28-2023[5]	11.56	0.16	(0.17)	(0.01)	(0.28)	(1.52)	(1.80)	9.75	0.32[6]	0.42[7]	0.16[7]	2.55[7]	29	10
08-31-2022	14.78	0.31	(2.18)	(1.87)	(0.28)	(1.07)	(1.35)	11.56	(14.01)	0.39	0.13	2.33	29	63
08-31-2021	13.69	0.26	1.64	1.90	(0.29)	(0.52)	(0.81)	14.78	14.37	0.36	0.10	1.86	33	30
08-31-2020	13.17	0.36	1.24	1.60	(0.36)	(0.72)	(1.08)	13.69	12.67	0.36	0.07	2.80	27	47
08-31-2019	14.25	0.30	0.05	0.35	(0.34)	(1.09)	(1.43)	13.17	3.73	0.35	0.04	2.33	88	22
08-31-2018	14.33	0.29	0.67	0.96	(0.33)	(0.71)	(1.04)	14.25	6.84	0.33	0.03	2.10	43	18
Class 1
02-28-2023[5]	11.57	0.16	(0.17)	(0.01)	(0.28)	(1.52)	(1.80)	9.76	0.30[6]	0.46[7]	0.20[7]	2.52[7]	908	10
08-31-2022	14.79	0.29	(2.16)	(1.87)	(0.28)	(1.07)	(1.35)	11.57	(14.03)	0.43	0.17	2.19	952	63
08-31-2021	13.69	0.26	1.65	1.91	(0.29)	(0.52)	(0.81)	14.79	14.39	0.40	0.14	1.87	1,249	30
08-31-2020	13.17	0.32	1.28	1.60	(0.36)	(0.72)	(1.08)	13.69	12.62	0.40	0.12	2.48	1,246	47
08-31-2019	14.25	0.33	0.02	0.35	(0.34)	(1.09)	(1.43)	13.17	3.67	0.38	0.09	2.54	1,275	22
08-31-2018	14.33	0.32	0.63	0.95	(0.32)	(0.71)	(1.03)	14.25	6.79	0.37	0.08	2.28	1,377	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] The inception date for Class I shares is 10-21-21.
[9] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[10] Less than $500,000.
36	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2025 Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	10.72	0.14	(0.17)	(0.03)	(0.34)	(0.83)	(1.17)	9.52	(0.16)[6]	0.60[7]	0.32[7]	2.64[7]	23	12
08-31-2022[8]	13.17	0.28	(1.53)	(1.25)	(0.28)	(0.92)	(1.20)	10.72	(10.51)[6]	0.58[7]	0.30[7]	2.99[7]	23	39[9]
Class R2
02-28-2023[5]	10.72	0.13	(0.19)	(0.06)	(0.29)	(0.83)	(1.12)	9.54	(0.41)[6]	0.98[7]	0.69[7]	2.34[7]	—[10]	12
08-31-2022	13.28	0.25	(1.65)	(1.40)	(0.24)	(0.92)	(1.16)	10.72	(11.60)	0.97	0.68	2.06	—[10]	39
08-31-2021	12.94	0.22	0.90	1.12	(0.23)	(0.55)	(0.78)	13.28	8.94	0.94	0.65	1.68	—[10]	29
08-31-2020	12.65	0.24	0.89	1.13	(0.31)	(0.53)	(0.84)	12.94	9.34	0.93	0.65	1.96	2	44
08-31-2019	13.16	0.26	0.30	0.56	(0.26)	(0.81)	(1.07)	12.65	5.04	0.92	0.63	2.12	1	17
08-31-2018	13.51	0.17	0.33	0.50	(0.26)	(0.59)	(0.85)	13.16	3.74	0.88	0.59	1.36	1	14
Class R4
02-28-2023[5]	10.77	0.11	(0.15)	(0.04)	(0.32)	(0.83)	(1.15)	9.58	(0.23)[6]	0.82[7]	0.44[7]	1.88[7]	—[10]	12
08-31-2022	13.33	0.23	(1.60)	(1.37)	(0.27)	(0.92)	(1.19)	10.77	(11.32)	0.81	0.42	1.92	—[10]	39
08-31-2021	12.99	0.26	0.90	1.16	(0.27)	(0.55)	(0.82)	13.33	9.22	0.74	0.35	2.01	—[10]	29
08-31-2020	12.69	0.28	0.90	1.18	(0.35)	(0.53)	(0.88)	12.99	9.66	0.73	0.34	2.22	—[10]	44
08-31-2019	13.20	0.31	0.29	0.60	(0.30)	(0.81)	(1.11)	12.69	5.47	0.70	0.30	2.49	—[10]	17
08-31-2018	13.54	0.28	0.26	0.54	(0.29)	(0.59)	(0.88)	13.20	4.05	0.66	0.27	2.06	—[10]	14
Class R6
02-28-2023[5]	10.71	0.14	(0.17)	(0.03)	(0.34)	(0.83)	(1.17)	9.51	(0.07)[6]	0.50[7]	0.21[7]	2.62[7]	15	12
08-31-2022	13.28	0.33	(1.68)	(1.35)	(0.30)	(0.92)	(1.22)	10.71	(11.22)	0.47	0.19	2.79	14	39
08-31-2021	12.93	0.28	0.91	1.19	(0.29)	(0.55)	(0.84)	13.28	9.54	0.44	0.15	2.17	15	29
08-31-2020	12.64	0.36	0.83	1.19	(0.37)	(0.53)	(0.90)	12.93	9.81	0.43	0.14	2.94	10	44
08-31-2019	13.16	0.31	0.30	0.61	(0.32)	(0.81)	(1.13)	12.64	5.62	0.42	0.12	2.52	70	17
08-31-2018	13.50	0.29	0.27	0.56	(0.31)	(0.59)	(0.90)	13.16	4.24	0.40	0.10	2.21	35	14
Class 1
02-28-2023[5]	10.71	0.15	(0.18)	(0.03)	(0.34)	(0.83)	(1.17)	9.51	(0.11)[6]	0.54[7]	0.25[7]	2.71[7]	695	12
08-31-2022	13.28	0.32	(1.68)	(1.36)	(0.29)	(0.92)	(1.21)	10.71	(11.25)	0.51	0.23	2.71	771	39
08-31-2021	12.93	0.28	0.90	1.18	(0.28)	(0.55)	(0.83)	13.28	9.49	0.48	0.19	2.17	1,030	29
08-31-2020	12.64	0.31	0.87	1.18	(0.36)	(0.53)	(0.89)	12.93	9.75	0.47	0.19	2.49	1,121	44
08-31-2019	13.16	0.33	0.28	0.61	(0.32)	(0.81)	(1.13)	12.64	5.57	0.46	0.17	2.64	1,187	17
08-31-2018	13.50	0.31	0.24	0.55	(0.30)	(0.59)	(0.89)	13.16	4.19	0.44	0.15	2.32	1,313	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] The inception date for Class I shares is 10-21-21.
[9] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[10] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	37

Financial highlights continued
Income Preservation Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class I
02-28-2023[5]	10.27	0.14	(0.18)	(0.04)	(0.36)	(0.28)	(0.64)	9.59	(0.34)[6]	0.65[7]	0.33[7]	2.73[7]	7	12
08-31-2022[8]	11.95	0.33	(1.29)	(0.96)	(0.30)	(0.42)	(0.72)	10.27	(8.57)[6]	0.64[7]	0.33[7]	3.73[7]	7	19[9]
Class R2
02-28-2023[5]	10.27	0.12	(0.18)	(0.06)	(0.32)	(0.28)	(0.60)	9.61	(0.56)[6]	1.05[7]	0.73[7]	2.32[7]	1	12
08-31-2022	12.05	0.28	(1.38)	(1.10)	(0.26)	(0.42)	(0.68)	10.27	(9.68)	1.04	0.73	2.51	1	19
08-31-2021	11.70	0.23	0.37	0.60	(0.10)	(0.15)	(0.25)	12.05	5.23	1.02	0.70	1.93	2	70[10]
08-31-2020	11.46	0.22	0.41	0.63	(0.27)	(0.12)	(0.39)	11.70	5.63	1.09	0.74	1.92	1	63
08-31-2019	11.11	0.23	0.47	0.70	(0.23)	(0.12)	(0.35)	11.46	6.55	1.06	0.73	2.07	1	11
08-31-2018	11.44	0.18	(0.12)	0.06	(0.21)	(0.18)	(0.39)	11.11	0.54	1.01	0.68	1.67	1	7
Class R4
02-28-2023[5]	10.27	0.13	(0.18)	(0.05)	(0.34)	(0.28)	(0.62)	9.60	(0.40)[6]	0.90[7]	0.48[7]	2.57[7]	1	12
08-31-2022	12.05	0.32	(1.39)	(1.07)	(0.29)	(0.42)	(0.71)	10.27	(9.45)	0.88	0.47	2.86	1	19
08-31-2021	11.70	0.26	0.37	0.63	(0.13)	(0.15)	(0.28)	12.05	5.49	0.87	0.45	2.21	1	70[10]
08-31-2020	11.46	0.24	0.42	0.66	(0.30)	(0.12)	(0.42)	11.70	5.91	0.93	0.48	2.17	1	63
08-31-2019	11.12	0.24	0.49	0.73	(0.27)	(0.12)	(0.39)	11.46	6.83	0.85	0.43	2.20	—[11]	11
08-31-2018	11.44	0.23	(0.13)	0.10	(0.24)	(0.18)	(0.42)	11.12	0.87	0.80	0.37	2.05	—[11]	7
Class R6
02-28-2023[5]	10.26	0.14	(0.17)	(0.03)	(0.37)	(0.28)	(0.65)	9.58	(0.24)[6]	0.55[7]	0.23[7]	2.76[7]	16	12
08-31-2022	12.04	0.34	(1.38)	(1.04)	(0.32)	(0.42)	(0.74)	10.26	(9.23)	0.53	0.22	3.10	15	19
08-31-2021	11.69	0.29	0.37	0.66	(0.16)	(0.15)	(0.31)	12.04	5.74	0.52	0.20	2.45	18	70[10]
08-31-2020	11.45	0.29	0.39	0.68	(0.32)	(0.12)	(0.44)	11.69	6.17	0.59	0.23	2.54	9	63
08-31-2019	11.11	0.28	0.47	0.75	(0.29)	(0.12)	(0.41)	11.45	7.03	0.56	0.22	2.51	20	11
08-31-2018	11.42	0.24	(0.11)	0.13	(0.26)	(0.18)	(0.44)	11.11	1.13	0.55	0.21	2.17	10	7
Class 1
02-28-2023[5]	10.27	0.14	(0.17)	(0.03)	(0.37)	(0.28)	(0.65)	9.59	(0.28)[6]	0.59[7]	0.27[7]	2.80[7]	442	12
08-31-2022	12.05	0.34	(1.39)	(1.05)	(0.31)	(0.42)	(0.73)	10.27	(9.26)	0.57	0.26	3.04	490	19
08-31-2021	11.70	0.28	0.38	0.66	(0.16)	(0.15)	(0.31)	12.05	5.69	0.56	0.25	2.38	648	70[10]
08-31-2020	11.46	0.27	0.41	0.68	(0.32)	(0.12)	(0.44)	11.70	6.11	0.63	0.28	2.40	291	63
08-31-2019	11.11	0.29	0.46	0.75	(0.28)	(0.12)	(0.40)	11.46	7.06	0.60	0.27	2.59	339	11
08-31-2018	11.43	0.24	(0.13)	0.11	(0.25)	(0.18)	(0.43)	11.11	0.99	0.59	0.26	2.19	394	7

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period ended 02-28-23. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] The inception date for Class I shares is 10-21-21.
[9] Portfolio turnover is shown for the period from 9-1-21 to 8-31-22.
[10] Excludes merger activity.
[11] Less than $500,000.
38	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which are presented in this report (collectively, Preservation Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio, with the exception of Income Preservation Blend Portfolio, is to seek high total return until the portfolio’s target retirement date, with a greater focus on income as the target date approaches. The investment objective of Income Preservation Blend Portfolio is to seek total return with a focus on current income. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
Effective February 1, 2023, the portfolios changed their names as follows:
Current Portfolio Name	Former Portfolio Name
2065 Preservation Blend Portfolio	Multi-Index 2065 Preservation Portfolio
2060 Preservation Blend Portfolio	Multi-Index 2060 Preservation Portfolio
2055 Preservation Blend Portfolio	Multi-Index 2055 Preservation Portfolio
2050 Preservation Blend Portfolio	Multi-Index 2050 Preservation Portfolio
2045 Preservation Blend Portfolio	Multi-Index 2045 Preservation Portfolio
2040 Preservation Blend Portfolio	Multi-Index 2040 Preservation Portfolio
2035 Preservation Blend Portfolio	Multi-Index 2035 Preservation Portfolio
2030 Preservation Blend Portfolio	Multi-Index 2030 Preservation Portfolio
2025 Preservation Blend Portfolio	Multi-Index 2025 Preservation Portfolio
Income Preservation Blend Portfolio	Multi-Index Income Preservation Portfolio
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	39

securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$22,842,259	$22,842,259	—	—
Unaffiliated investment companies	11,960,433	11,960,433	—	—
Common stocks	515	—	—	$515
U.S. Government and Agency obligations	3,028,025	—	$3,028,025	—
Warrants	276	276	—	—
Short-term investments	197,580	197,580	—	—
Total investments in securities	$38,029,088	$35,000,548	$3,028,025	$515

2060 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$117,451,137	$117,451,137	—	—
Unaffiliated investment companies	58,189,791	58,189,791	—	—
Common stocks	4,769	—	—	$4,769
U.S. Government and Agency obligations	15,764,459	—	$15,764,459	—
Warrants	2,553	2,553	—	—
Short-term investments	954,509	954,509	—	—
Total investments in securities	$192,367,218	$176,597,990	$15,764,459	$4,769

2055 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$199,573,657	$199,573,657	—	—
Unaffiliated investment companies	98,693,504	98,693,504	—	—
Common stocks	8,659	—	$1	$8,658
U.S. Government and Agency obligations	26,791,383	—	26,791,383	—
Warrants	4,633	4,633	—	—
Short-term investments	1,713,647	1,713,647	—	—
Total investments in securities	$326,785,483	$299,985,441	$26,791,384	$8,658

2050 Preservation Blend Portfolio
Investments in securities:
Assets
40	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2050 Preservation Blend Portfolio (continued)
Affiliated investment companies	$333,668,249	$333,668,249	—	—
Unaffiliated investment companies	167,301,534	167,301,534	—	—
Common stocks	15,210	—	$1	$15,209
U.S. Government and Agency obligations	45,485,429	—	45,485,429	—
Warrants	8,140	8,140	—	—
Short-term investments	4,321,584	4,321,584	—	—
Total investments in securities	$550,800,146	$505,299,507	$45,485,430	$15,209

2045 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$393,784,429	$393,784,429	—	—
Unaffiliated investment companies	225,747,324	225,747,324	—	—
Common stocks	18,090	—	$1	$18,089
U.S. Government and Agency obligations	56,019,861	—	56,019,861	—
Warrants	9,683	9,683	—	—
Short-term investments	4,049,389	4,049,389	—	—
Total investments in securities	$679,628,776	$623,590,825	$56,019,862	$18,089

2040 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$393,807,596	$393,807,596	—	—
Unaffiliated investment companies	299,930,595	299,930,595	—	—
Common stocks	19,779	—	$1	$19,778
U.S. Government and Agency obligations	63,696,841	—	63,696,841	—
Warrants	10,587	10,587	—	—
Short-term investments	6,798,752	6,798,752	—	—
Total investments in securities	$764,264,150	$700,547,530	$63,696,842	$19,778

2035 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$392,864,983	$392,864,983	—	—
Unaffiliated investment companies	456,236,564	456,236,564	—	—
Common stocks	20,726	—	$1	$20,725
U.S. Government and Agency obligations	79,547,228	—	79,547,228	—
Warrants	11,093	11,093	—	—
Short-term investments	6,458,532	6,458,532	—	—
Total investments in securities	$935,139,126	$855,571,172	$79,547,229	$20,725

2030 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$273,138,827	$273,138,827	—	—
Unaffiliated investment companies	594,916,587	594,916,587	—	—
Common stocks	14,891	—	$1	$14,890
U.S. Government and Agency obligations	102,482,954	—	102,482,954	—
Warrants	7,971	7,971	—	—
Short-term investments	21,236,560	21,236,560	—	—
Total investments in securities	$991,797,790	$889,299,945	$102,482,955	$14,890

SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	41

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2025 Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$103,861,899	$103,861,899	—	—
Unaffiliated investment companies	522,775,357	522,775,357	—	—
Common stocks	6,066	—	—	$6,066
U.S. Government and Agency obligations	99,884,246	—	$99,884,246	—
Warrants	3,246	3,246	—	—
Short-term investments	6,522,107	6,522,107	—	—
Total investments in securities	$733,052,921	$633,162,609	$99,884,246	$6,066

Income Preservation Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$28,386,126	$28,386,126	—	—
Unaffiliated investment companies	368,033,216	368,033,216	—	—
Common stocks	1,239	—	—	$1,239
U.S. Government and Agency obligations	66,656,960	—	$66,656,960	—
Warrants	663	663	—	—
Short-term investments	26,959,630	26,959,630	—	—
Total investments in securities	$490,037,834	$423,379,635	$66,656,960	$1,239
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the
42	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2023. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios’ net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
2060 Preservation Blend Portfolio	$2,201,130	—	$2,319,701
2050 Preservation Blend Portfolio	1,300,145	$1,326,160	—
2040 Preservation Blend Portfolio	1,298,287	1,324,375	—
2030 Preservation Blend Portfolio	14,366,594	14,713,943	—
2025 Preservation Blend Portfolio	737,596	724,125	36,236
Income Preservation Blend Portfolio	22,479,157	23,049,509	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2023 were as follows:
Portfolio	Commitment fee
2065 Preservation Blend Portfolio	$1,519
2060 Preservation Blend Portfolio	1,755
2055 Preservation Blend Portfolio	1,963
2050 Preservation Blend Portfolio	2,318
2045 Preservation Blend Portfolio	2,512
2040 Preservation Blend Portfolio	2,676
2035 Preservation Blend Portfolio	2,963
2030 Preservation Blend Portfolio	3,056
2025 Preservation Blend Portfolio	2,739
Income Preservation Blend Portfolio	2,282
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	43

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2023, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
2065 Preservation Blend Portfolio	$40,482,115	$8,836	$(2,461,863)	$(2,453,027)
2060 Preservation Blend Portfolio	214,008,616	1,068,912	(22,710,310)	(21,641,398)
2055 Preservation Blend Portfolio	364,353,561	2,499,899	(40,067,977)	(37,568,078)
2050 Preservation Blend Portfolio	615,854,675	5,526,873	(70,581,402)	(65,054,529)
2045 Preservation Blend Portfolio	752,986,164	14,241,126	(87,598,514)	(73,357,388)
2040 Preservation Blend Portfolio	854,084,981	16,722,025	(106,542,856)	(89,820,831)
2035 Preservation Blend Portfolio	1,049,155,460	21,330,975	(135,347,309)	(114,016,334)
2030 Preservation Blend Portfolio	1,094,426,142	24,211,052	(126,839,404)	(102,628,352)
2025 Preservation Blend Portfolio	802,931,747	10,437,778	(80,316,604)	(69,878,826)
Income Preservation Blend Portfolio	528,219,006	8,189,329	(46,370,501)	(38,181,172)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
44	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or, if necessary, make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2023, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
2065 Preservation Blend Portfolio	0.37%
2060 Preservation Blend Portfolio	0.37%
2055 Preservation Blend Portfolio	0.38%
2050 Preservation Blend Portfolio	0.38%
2045 Preservation Blend Portfolio	0.37%
Portfolio	Expense limitation as a percentage of average net assets
2040 Preservation Blend Portfolio	0.36%
2035 Preservation Blend Portfolio	0.36%
2030 Preservation Blend Portfolio	0.36%
2025 Preservation Blend Portfolio	0.35%
Income Preservation Blend Portfolio	0.33%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2023, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class I	Class R2	Class R4	Class R6	Class 1	Total
2065 Preservation Blend Portfolio	$403	$185	$185	$255	$112,453	$113,481
2060 Preservation Blend Portfolio	191	1,348	319	7,150	278,662	287,670
2055 Preservation Blend Portfolio	8,917	66	70	7,193	404,651	420,897
2050 Preservation Blend Portfolio	8,412	1,239	1,678	24,305	638,391	674,025
2045 Preservation Blend Portfolio	32,730	1,441	90	19,415	794,127	847,803
2040 Preservation Blend Portfolio	27,055	809	342	32,402	946,263	1,006,871
2035 Preservation Blend Portfolio	35,979	746	83	30,001	1,141,414	1,208,223
2030 Preservation Blend Portfolio	47,513	1,179	1,400	36,673	1,207,160	1,293,925
2025 Preservation Blend Portfolio	31,742	179	247	19,951	1,026,141	1,078,260
Income Preservation Blend Portfolio	11,297	1,945	947	23,050	728,451	765,690
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
2065 Preservation Blend Portfolio	0.00%
2060 Preservation Blend Portfolio	0.00%
2055 Preservation Blend Portfolio	0.00%
2050 Preservation Blend Portfolio	0.00%
2045 Preservation Blend Portfolio	0.00%
Portfolio	Net Annual Effective Rate
2040 Preservation Blend Portfolio	0.00%
2035 Preservation Blend Portfolio	0.04%
2030 Preservation Blend Portfolio	0.10%
2025 Preservation Blend Portfolio	0.15%
Income Preservation Blend Portfolio	0.16%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	45

portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2023, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2023:
Portfolio	Class R4
2065 Preservation Blend Portfolio	$26
2060 Preservation Blend Portfolio	102
2055 Preservation Blend Portfolio	26
2050 Preservation Blend Portfolio	667
2045 Preservation Blend Portfolio	35
Portfolio	Class R4
2040 Preservation Blend Portfolio	$127
2035 Preservation Blend Portfolio	31
2030 Preservation Blend Portfolio	527
2025 Preservation Blend Portfolio	86
Income Preservation Blend Portfolio	296

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
2065 Preservation Blend Portfolio	Class I	—	$63
	Class R2	$64	2
	Class R4	64	2
	Class R6	—	3
	Class 1	7,788	—
	Total	$7,916	$70
2060 Preservation Blend Portfolio	Class I	—	$69
	Class R2	$2,232	39
	Class R4	333	9
	Class R6	—	205
	Class 1	44,559	—
	Total	$47,124	$322
2055 Preservation Blend Portfolio	Class I	—	$3,718
	Class R2	$118	2
	Class R4	70	2
	Class R6	—	241
	Class 1	75,476	—
	Total	$75,664	$3,963
2050 Preservation Blend Portfolio	Class I	—	$3,734
	Class R2	$2,455	44
	Class R4	2,325	59
	Class R6	—	864
	Class 1	126,814	—
	Total	$131,594	$4,701
2045 Preservation Blend Portfolio	Class I	—	$14,198
	Class R2	$2,798	50
	Class R4	104	3
	Class R6	—	675
	Class 1	154,174	—
46	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$157,076	$14,926
2040 Preservation Blend Portfolio	Class I	—	$11,259
	Class R2	$1,494	27
	Class R4	427	11
	Class R6	—	1,080
	Class 1	176,374	—
	Total	$178,295	$12,377
2035 Preservation Blend Portfolio	Class I	—	$15,286
	Class R2	$1,416	25
	Class R4	93	3
	Class R6	—	1,020
	Class 1	217,236	—
	Total	$218,745	$16,334
2030 Preservation Blend Portfolio	Class I	—	$20,013
	Class R2	$2,224	40
	Class R4	1,824	47
	Class R6	—	1,237
	Class 1	227,655	—
	Total	$231,703	$21,337
2025 Preservation Blend Portfolio	Class I	—	$12,402
	Class R2	$300	5
	Class R4	280	8
	Class R6	—	624
	Class 1	179,437	—
	Total	$180,017	$13,039
Income Preservation Blend Portfolio	Class I	—	$3,954
	Class R2	$3,039	55
	Class R4	1,037	26
	Class R6	—	646
	Class 1	114,101	—
	Total	$118,177	$4,681
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
2065 Preservation Blend Portfolio	Six Months Ended 2-28-23[1,2]		Year Ended 8-31-22[1,2]
	Shares	Amount	Shares	Amount
Class I shares[3]
Sold	4,840	$50,155	8,453	$97,905
Distributions reinvested	130	1,309	—	—
Net increase	4,970	$51,464	8,453	$97,905
Class R6 shares
Sold	5,483	$58,461	643	$7,766
Distributions reinvested	24	244	6	76
Repurchased	(98)	(1,033)	(368)	(4,528)
Net increase	5,409	$57,672	281	$3,314
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	47

2065 Preservation Blend Portfolio , Cont’d	Six Months Ended 2-28-23[1,2]		Year Ended 8-31-22[1,2]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,116,427	$11,549,969	1,795,544	$21,134,497
Distributions reinvested	51,725	521,390	32,804	419,895
Repurchased	(87,739)	(909,862)	(51,833)	(625,231)
Net increase	1,080,413	$11,161,497	1,776,515	$20,929,161
Total net increase	1,090,792	$11,270,633	1,785,249	$21,030,380

[1]	There were no share transactions for Class R2 for the six months ended February 28, 2023 and year ended August 31, 2022.
[2]	There were no share transactions for Class R4 for the six months ended February 28, 2023 and year ended August 31, 2022.
[3]	The inception date for Class I shares is 10-21-21.

2060 Preservation Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	5,738	$64,327	8,042	$104,982
Distributions reinvested	1,155	11,690	—	—
Net increase	6,893	$76,017	8,042	$104,982
Class R2 shares
Sold	20,974	$229,469	34,218	$454,691
Distributions reinvested	9,659	97,560	2,753	39,476
Repurchased	(2,486)	(26,624)	(6,972)	(88,165)
Net increase	28,147	$300,405	29,999	$406,002
Class R4 shares
Sold	2,482	$27,922	2,752	$38,731
Distributions reinvested	1,938	19,613	780	11,194
Repurchased	(82)	(886)	(937)	(11,786)
Net increase	4,338	$46,649	2,595	$38,139
Class R6 shares
Sold	123,162	$1,372,276	238,833	$3,272,655
Distributions reinvested	55,241	559,034	18,822	270,291
Repurchased	(26,955)	(305,161)	(127,293)	(1,701,555)
Net increase	151,448	$1,626,149	130,362	$1,841,391
Class 1 shares
Sold	1,347,873	$15,068,763	2,260,284	$29,823,575
Distributions reinvested	2,112,091	21,353,239	907,689	13,034,418
Repurchased	(915,256)	(9,734,248)	(1,431,703)	(20,064,398)
Net increase	2,544,708	$26,687,754	1,736,270	$22,793,595
Total net increase	2,735,534	$28,736,974	1,907,268	$25,184,109

[1]	The inception date for Class I shares is 10-21-21.

2055 Preservation Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	89,037	$883,022	611,081	$7,195,649
Distributions reinvested	99,684	881,206	—	—
Repurchased	(2,953)	(27,894)	(2,482)	(27,308)
Net increase	185,768	$1,736,334	608,599	$7,168,341
48	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

2055 Preservation Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	1,409	$13,183	2,539	$32,007
Distributions reinvested	42	373	1	11
Repurchased	(10)	(95)	(13,652)	(182,756)
Net increase (decrease)	1,441	$13,461	(11,112)	$(150,738)
Class R4 shares
Sold	1,103	$11,049	583	$6,869
Distributions reinvested	247	2,181	28	362
Repurchased	—	—	(295)	(3,970)
Net increase	1,350	$13,230	316	$3,261
Class R6 shares
Sold	107,461	$1,050,175	309,782	$3,821,722
Distributions reinvested	79,499	702,767	39,821	506,525
Repurchased	(65,778)	(638,358)	(227,030)	(2,637,679)
Net increase	121,182	$1,114,584	122,573	$1,690,568
Class 1 shares
Sold	1,770,441	$17,312,359	2,640,241	$30,903,212
Distributions reinvested	4,437,474	39,182,900	2,094,557	26,621,813
Repurchased	(1,596,900)	(15,479,087)	(3,133,628)	(38,831,424)
Net increase	4,611,015	$41,016,172	1,601,170	$18,693,601
Total net increase	4,920,756	$43,893,781	2,321,546	$27,405,033

[1]	The inception date for Class I shares is 10-21-21.

2050 Preservation Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	71,071	$768,661	556,215	$7,281,207
Distributions reinvested	147,018	1,339,335	—	—
Repurchased	(6,261)	(67,563)	(2,605)	(30,339)
Net increase	211,828	$2,040,433	553,610	$7,250,868
Class R2 shares
Sold	15,401	$160,201	26,802	$364,272
Distributions reinvested	18,305	167,311	4,355	62,014
Repurchased	(5,682)	(55,575)	(19,579)	(278,841)
Net increase	28,024	$271,937	11,578	$147,445
Class R4 shares
Sold	8,527	$90,982	12,587	$166,599
Distributions reinvested	28,409	260,511	8,421	120,251
Repurchased	(8,137)	(85,592)	(7,403)	(98,637)
Net increase	28,799	$265,901	13,605	$188,213
Class R6 shares
Sold	251,789	$2,652,117	679,974	$9,510,043
Distributions reinvested	421,206	3,832,975	134,985	1,916,792
Repurchased	(169,094)	(1,797,698)	(495,796)	(6,711,974)
Net increase	503,901	$4,687,394	319,163	$4,714,861
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	49

2050 Preservation Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,588,619	$16,964,164	2,411,197	$31,819,299
Distributions reinvested	11,006,640	100,270,493	3,588,548	50,957,384
Repurchased	(2,585,992)	(26,558,884)	(5,297,643)	(72,069,382)
Net increase	10,009,267	$90,675,773	702,102	$10,707,301
Total net increase	10,781,819	$97,941,438	1,600,058	$23,008,688

[1]	The inception date for Class I shares is 10-21-21.

2045 Preservation Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	119,415	$1,439,965	1,956,041	$29,019,723
Distributions reinvested	533,973	5,366,431	—	—
Repurchased	(7,088)	(82,540)	(24,796)	(324,345)
Net increase	646,300	$6,723,856	1,931,245	$28,695,378
Class R2 shares
Sold	8,962	$99,419	15,176	$231,412
Distributions reinvested	19,877	200,166	4,964	78,821
Repurchased	(511)	(5,930)	(14,843)	(248,291)
Net increase	28,328	$293,655	5,297	$61,942
Class R4 shares
Sold	355	$4,478	1,172	$16,773
Distributions reinvested	713	7,224	119	1,894
Repurchased	—	—	(98)	(1,304)
Net increase	1,068	$11,702	1,193	$17,363
Class R6 shares
Sold	200,825	$2,324,169	623,637	$10,007,635
Distributions reinvested	313,938	3,151,940	99,715	1,580,485
Repurchased	(129,568)	(1,505,684)	(424,973)	(6,348,627)
Net increase	385,195	$3,970,425	298,379	$5,239,493
Class 1 shares
Sold	1,708,323	$19,875,032	2,208,859	$32,579,565
Distributions reinvested	12,812,743	128,639,944	3,876,111	61,436,352
Repurchased	(2,237,836)	(26,325,719)	(5,680,949)	(86,360,220)
Net increase	12,283,230	$122,189,257	404,021	$7,655,697
Total net increase	13,344,121	$133,188,895	2,640,135	$41,669,873

[1]	The inception date for Class I shares is 10-21-21.

2040 Preservation Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	157,558	$1,841,482	1,545,781	$22,200,015
Distributions reinvested	463,712	4,488,736	—	—
Repurchased	(5,923)	(68,814)	(964)	(12,396)
Net increase	615,347	$6,261,404	1,544,817	$22,187,619
50	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

2040 Preservation Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	7,161	$76,717	20,749	$295,364
Distributions reinvested	10,178	98,723	1,565	24,163
Repurchased	(1,101)	(12,661)	(24,185)	(391,222)
Net increase (decrease)	16,238	$162,779	(1,871)	$(71,695)
Class R4 shares
Sold	5,004	$58,585	6,782	$97,016
Distributions reinvested	5,127	50,093	953	14,791
Repurchased	(1,755)	(19,482)	(2,684)	(38,603)
Net increase	8,376	$89,196	5,051	$73,204
Class R6 shares
Sold	221,779	$2,444,395	1,182,831	$18,622,995
Distributions reinvested	545,759	5,266,575	175,768	2,703,314
Repurchased	(169,286)	(1,950,162)	(929,073)	(13,580,496)
Net increase	598,252	$5,760,808	429,526	$7,745,813
Class 1 shares
Sold	1,386,558	$15,806,356	2,307,536	$32,728,777
Distributions reinvested	15,886,158	153,778,005	4,814,284	74,188,114
Repurchased	(3,772,523)	(42,901,404)	(8,523,470)	(125,954,738)
Net increase (decrease)	13,500,193	$126,682,957	(1,401,650)	$(19,037,847)
Total net increase	14,738,406	$138,957,144	575,873	$10,897,094

[1]	The inception date for Class I shares is 10-21-21.

2035 Preservation Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	169,393	$1,915,113	2,222,513	$30,547,191
Distributions reinvested	585,341	5,584,156	—	—
Repurchased	(2,025)	(21,524)	(20,337)	(249,074)
Net increase	752,709	$7,477,745	2,202,176	$30,298,117
Class R2 shares
Sold	4,425	$49,263	6,897	$95,476
Distributions reinvested	11,290	108,156	3,372	49,833
Repurchased	(1,850)	(22,469)	(9,077)	(141,135)
Net increase	13,865	$134,950	1,192	$4,174
Class R4 shares
Sold	770	$8,772	1,611	$22,551
Distributions reinvested	613	5,914	348	5,172
Repurchased	(494)	(5,069)	(3,385)	(48,070)
Net increase (decrease)	889	$9,617	(1,426)	$(20,347)
Class R6 shares
Sold	511,429	$5,462,639	822,361	$12,313,609
Distributions reinvested	466,790	4,457,845	172,137	2,540,746
Repurchased	(229,280)	(2,650,295)	(621,194)	(8,666,653)
Net increase	748,939	$7,270,189	373,304	$6,187,702
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	51

2035 Preservation Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,643,617	$17,884,740	2,963,234	$40,984,113
Distributions reinvested	18,125,897	172,921,060	6,692,888	98,653,165
Repurchased	(4,895,373)	(55,596,433)	(9,821,050)	(138,052,440)
Net increase (decrease)	14,874,141	$135,209,367	(164,928)	$1,584,838
Total net increase	16,390,543	$150,101,868	2,410,318	$38,054,484

[1]	The inception date for Class I shares is 10-21-21.

2030 Preservation Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	204,453	$2,218,404	3,151,873	$40,155,191
Distributions reinvested	601,827	5,735,412	—	—
Repurchased	(38,574)	(418,456)	(59,515)	(700,094)
Net increase	767,706	$7,535,360	3,092,358	$39,455,097
Class R2 shares
Sold	8,587	$89,674	17,719	$228,729
Distributions reinvested	12,859	122,673	5,366	72,978
Repurchased	(12,560)	(123,628)	(14,081)	(193,668)
Net increase	8,886	$88,719	9,004	$108,039
Class R4 shares
Sold	23,423	$257,858	60,589	$824,862
Distributions reinvested	18,228	175,172	7,653	104,776
Repurchased	(882)	(9,829)	(72,045)	(902,451)
Net increase (decrease)	40,769	$423,201	(3,803)	$27,187
Class R6 shares
Sold	186,342	$1,953,829	1,071,033	$15,096,249
Distributions reinvested	455,261	4,334,087	264,592	3,593,166
Repurchased	(176,731)	(1,933,574)	(1,126,363)	(14,765,151)
Net increase	464,872	$4,354,342	209,262	$3,924,264
Class 1 shares
Sold	1,553,825	$16,625,721	2,063,465	$26,713,009
Distributions reinvested	15,069,861	143,465,076	7,947,215	108,002,657
Repurchased	(5,904,708)	(62,906,246)	(12,176,855)	(161,730,606)
Net increase (decrease)	10,718,978	$97,184,551	(2,166,175)	$(27,014,940)
Total net increase	12,001,211	$109,586,173	1,140,646	$16,499,647

[1]	The inception date for Class I shares is 10-21-21.

2025 Preservation Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	110,929	$1,134,940	2,210,671	$25,349,252
Distributions reinvested	265,147	2,487,077	—	—
Repurchased	(90,669)	(910,612)	(103,634)	(1,133,035)
Net increase	285,407	$2,711,405	2,107,037	$24,216,217
52	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

2025 Preservation Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	1,388	$13,640	7,246	$88,343
Distributions reinvested	774	7,280	702	8,531
Repurchased	(4,692)	(45,613)	(14,710)	(182,451)
Net decrease	(2,530)	$(24,693)	(6,762)	$(85,577)
Class R4 shares
Sold	17,102	$181,007	111,112	$1,481,012
Distributions reinvested	2,789	26,326	11,024	134,161
Repurchased	(326)	(3,186)	(120,515)	(1,408,938)
Net increase	19,565	$204,147	1,621	$206,235
Class R6 shares
Sold	457,237	$4,419,964	626,233	$7,641,720
Distributions reinvested	152,722	1,431,010	130,617	1,580,469
Repurchased	(285,853)	(2,868,071)	(613,192)	(7,121,614)
Net increase	324,106	$2,982,903	143,658	$2,100,575
Class 1 shares
Sold	590,441	$6,060,870	1,326,150	$15,692,803
Distributions reinvested	8,386,909	78,585,342	7,370,535	89,183,471
Repurchased	(7,901,905)	(80,376,313)	(14,318,408)	(170,141,818)
Net increase (decrease)	1,075,445	$4,269,899	(5,621,723)	$(65,265,544)
Total net increase (decrease)	1,701,993	$10,143,661	(3,376,169)	$(38,828,094)

[1]	The inception date for Class I shares is 10-21-21.

Income Preservation Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares[1]
Sold	50,670	$505,374	786,662	$8,483,952
Distributions reinvested	47,894	454,992	—	—
Repurchased	(41,186)	(406,427)	(89,244)	(925,698)
Net increase	57,378	$553,939	697,418	$7,558,254
Class R2 shares
Sold	4,074	$40,084	7,934	$89,009
Distributions reinvested	6,612	63,013	9,841	111,596
Repurchased	(2,265)	(23,195)	(78,318)	(871,412)
Net increase (decrease)	8,421	$79,902	(60,543)	$(670,807)
Class R4 shares
Sold	2,969	$29,575	10,088	$108,545
Distributions reinvested	3,861	36,722	3,432	38,882
Repurchased	(1,989)	(20,077)	(8,244)	(87,911)
Net increase	4,841	$46,220	5,276	$59,516
Class R6 shares
Sold	284,878	$2,757,390	434,040	$4,873,327
Distributions reinvested	87,943	834,582	90,217	1,019,449
Repurchased	(174,527)	(1,741,879)	(550,723)	(6,096,711)
Net increase (decrease)	198,294	$1,850,093	(26,466)	$(203,935)
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	53

Income Preservation Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	571,864	$5,678,064	1,172,651	$13,211,259
Distributions reinvested	3,009,844	28,593,518	3,271,737	37,003,342
Repurchased	(5,176,371)	(51,508,528)	(10,587,034)	(118,125,936)
Net decrease	(1,594,663)	$(17,236,946)	(6,142,646)	$(67,911,335)
Total net decrease	(1,325,729)	$(14,706,792)	(5,526,961)	$(61,168,307)

[1]	The inception date for Class I shares is 10-21-21.
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
2065 Preservation Blend Portfolio	Class I	29%
2065 Preservation Blend Portfolio	Class R2	100%
2065 Preservation Blend Portfolio	Class R4	100%
2065 Preservation Blend Portfolio	Class R6	47%
2065 Preservation Blend Portfolio	Class 1	100%
2060 Preservation Blend Portfolio	Class I	22%
2060 Preservation Blend Portfolio	Class R4	19%
2060 Preservation Blend Portfolio	Class 1	100%
2055 Preservation Blend Portfolio	Class R4	66%
2055 Preservation Blend Portfolio	Class 1	100%
2050 Preservation Blend Portfolio	Class 1	100%
2045 Preservation Blend Portfolio	Class R4	47%
2045 Preservation Blend Portfolio	Class 1	100%
2040 Preservation Blend Portfolio	Class R4	12%
2040 Preservation Blend Portfolio	Class 1	100%
2035 Preservation Blend Portfolio	Class R4	53%
2035 Preservation Blend Portfolio	Class 1	100%
2030 Preservation Blend Portfolio	Class 1	100%
2025 Preservation Blend Portfolio	Class R4	12%
2025 Preservation Blend Portfolio	Class 1	100%
Income Preservation Blend Portfolio	Class I	1%
Income Preservation Blend Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2023:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2065 Preservation Blend Portfolio	$1,498,579	$12,297,666	$359,528	$2,198,606
2060 Preservation Blend Portfolio	5,231,005	26,229,129	2,412,442	18,699,776
2055 Preservation Blend Portfolio	8,251,103	38,707,726	4,182,275	33,586,184
2050 Preservation Blend Portfolio	13,481,343	53,439,980	7,233,567	56,674,805
2045 Preservation Blend Portfolio	16,666,898	65,365,879	8,824,416	64,371,911
2040 Preservation Blend Portfolio	16,758,335	55,553,224	10,397,763	71,748,652
2035 Preservation Blend Portfolio	20,034,195	69,862,894	13,058,348	92,627,475
2030 Preservation Blend Portfolio	27,061,030	74,599,731	18,978,402	110,564,141
2025 Preservation Blend Portfolio	23,627,496	63,606,488	24,559,915	123,551,768
Income Preservation Blend Portfolio	13,790,710	45,643,092	18,909,835	78,012,086
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2023, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
54	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
2045 Preservation Blend Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	5.4%
2040 Preservation Blend Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	5.3%
2035 Preservation Blend Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	5.1%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Preservation Blend Portfolio
International Strategic Equity Allocation	1,051,291	$6,988,510	$2,540,621	$(588,573)	$(54,464)	$522,962	$199,797	—	$9,409,056
John Hancock Collateral Trust	19,767	27,204	2,734,930	(2,565,936)	1,316	66	1,676	—	197,580
U.S. Sector Rotation	1,603,007	9,233,917	4,449,965	(82,766)	(10,666)	(157,247)	111,161	$193,790	13,433,203
					$(63,814)	$365,781	$312,634	$193,790	$23,039,839
2060 Preservation Blend Portfolio
International Strategic Equity Allocation	5,275,620	$48,201,691	$3,719,267	$(7,241,133)	$(750,535)	$3,287,513	$1,173,896	—	$47,216,803
John Hancock Collateral Trust	95,494	338,301	9,929,381	(9,322,406)	9,096	137	12,323	—	954,509
U.S. Sector Rotation	8,381,185	63,187,432	8,899,576	(594,186)	(78,916)	(1,179,572)	631,492	$1,100,899	70,234,334
					$(820,355)	$2,108,078	$1,817,711	$1,100,899	$118,405,646
2055 Preservation Blend Portfolio
International Strategic Equity Allocation	8,977,934	$83,463,907	$5,524,911	$(13,046,691)	$(1,217,672)	$5,628,055	$2,008,261	—	$80,352,510
John Hancock Collateral Trust	171,442	799,568	20,893,118	(19,979,262)	287	(64)	18,763	—	1,713,647
U.S. Sector Rotation	14,226,867	110,983,884	13,056,202	(2,619,733)	(384,501)	(1,814,705)	1,058,275	$1,844,923	119,221,147
					$(1,601,886)	$3,813,286	$3,085,299	$1,844,923	$201,287,304
2050 Preservation Blend Portfolio
International Strategic Equity Allocation	15,094,063	$143,041,953	$5,722,300	$(20,999,975)	$(1,960,743)	$9,288,328	$3,378,231	—	$135,091,863
John Hancock Collateral Trust*	432,353	1,970,882	73,560,457	(71,212,142)	2,521	(134)	44,632	—	4,321,584
U.S. Sector Rotation	23,696,466	188,371,895	18,536,335	(4,579,779)	(712,823)	(3,039,242)	1,787,035	$3,115,393	198,576,386
					$(2,671,045)	$6,248,952	$5,209,898	$3,115,393	$337,989,833
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	55

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2045 Preservation Blend Portfolio
International Strategic Equity Allocation	18,100,540	$167,152,989	$7,985,768	$(21,829,396)	$(1,990,923)	$10,681,399	$3,879,688	—	$161,999,837
John Hancock Collateral Trust*	405,121	11,243,708	98,911,426	(106,109,463)	3,788	(70)	64,214	—	4,049,389
U.S. Sector Rotation	27,659,259	221,567,096	18,541,713	(3,939,831)	(568,174)	(3,816,212)	2,122,496	$3,700,212	231,784,592
					$(2,555,309)	$6,865,117	$6,066,398	$3,700,212	$397,833,818
2040 Preservation Blend Portfolio
International Strategic Equity Allocation	18,529,080	$181,142,268	$6,274,214	$(30,595,046)	$(3,193,267)	$12,207,097	$4,151,670	—	$165,835,266
John Hancock Collateral Trust*	680,181	9,146,900	111,125,332	(113,475,019)	72	1,467	87,245	—	6,798,752
U.S. Sector Rotation	27,204,335	240,887,653	7,758,767	(16,040,602)	(2,430,558)	(2,202,930)	2,266,295	$3,950,902	227,972,330
					$(5,623,753)	$10,005,634	$6,505,210	$3,950,902	$400,606,348
2035 Preservation Blend Portfolio
International Strategic Equity Allocation	19,225,634	$188,752,580	$6,115,697	$(31,893,120)	$(3,684,458)	$12,778,729	$4,247,691	—	$172,069,428
John Hancock Collateral Trust*	646,144	4,913,805	237,307,925	(235,774,220)	11,456	(434)	112,965	—	6,458,532
U.S. Sector Rotation	26,347,918	249,494,720	7,402,952	(31,371,934)	(4,844,413)	114,230	2,323,122	$4,049,970	220,795,555
					$(8,517,415)	$12,892,525	$6,683,778	$4,049,970	$399,323,515
2030 Preservation Blend Portfolio
International Strategic Equity Allocation	14,655,292	$135,228,128	$5,682,633	$(16,213,888)	$(1,977,060)	$8,445,049	$3,025,831	—	$131,164,862
John Hancock Collateral Trust*	2,124,612	38,578,387	188,560,316	(205,898,524)	(4,490)	871	286,514	—	21,236,560
U.S. Sector Rotation	16,942,001	173,491,206	6,712,587	(34,896,755)	(5,569,436)	2,236,363	1,648,951	$2,874,667	141,973,965
					$(7,550,986)	$10,682,283	$4,961,296	$2,874,667	$294,375,387
2025 Preservation Blend Portfolio
International Strategic Equity Allocation	5,945,033	$51,011,391	$6,894,190	$(6,975,197)	$(1,010,939)	$3,288,597	$1,099,311	—	$53,208,042
John Hancock Collateral Trust*	652,504	34,489,661	381,623,515	(409,593,627)	1,769	789	395,760	—	6,522,107
U.S. Sector Rotation	6,044,613	64,942,358	4,771,948	(18,061,572)	(2,684,880)	1,686,003	592,285	$1,032,549	50,653,857
					$(3,694,050)	$4,975,389	$2,087,356	$1,032,549	$110,384,006
56	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Income Preservation Blend Portfolio
International Strategic Equity Allocation	2,140,252	$11,209,298	$9,235,306	$(1,626,490)	$(266,670)	$603,811	$242,370	—	$19,155,255
John Hancock Collateral Trust*	2,697,177	35,208,749	292,524,573	(300,767,022)	(10,353)	3,683	308,100	—	26,959,630
U.S. Sector Rotation	1,101,536	14,318,521	1,558,132	(6,412,263)	(1,010,055)	776,536	128,806	$224,551	9,230,871
					$(1,287,078)	$1,384,030	$679,276	$224,551	$55,345,756

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	57

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
58	JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Geoffrey Kelley, CFA1
David Kobuszewski, CFA1
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective January 1, 2023, Geoffrey Kelley and David Kobuszewski were added as portfolio managers of the portfolios.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK PRESERVATION BLEND PORTFOLIOS	59

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NOT PART OF THE SHAREHOLDER REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Preservation Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780192	RCPSA2/23
4/23

Semiannual report
John Hancock
Lifetime Blend Portfolios (formerly John Hancock Multi-Index Lifetime Portfolios)
Target date
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities posted slightly positive returns during the six months ended February 28, 2023. A modest downturn in inflation prompted investors to look ahead to the point at which the U.S. Federal Reserve (Fed) and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. As the period ended, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the Fed and other central banks would need to continue raising interest rates.
Bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Lifetime Blend Portfolios

2	Lifetime Blend Portfolios’ strategy at a glance
3	Portfolio summary
8	Your expenses
11	Portfolios’ investments
22	Financial statements
32	Financial highlights
44	Notes to financial statements
63	Special shareholder meeting
64	More information
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	1

Lifetime Blend Portfolios’ strategy at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Lifetime Blend Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
Portfolios with dates further off initially invest more aggressively in stock funds.
As a portfolio approaches its target date,1 the allocation will gradually migrate to more conservative fixed-income funds.
Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.
JOHN HANCOCK LIFETIME BLEND PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Lifetime Blend Portfolios adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
2065-2010 LIFETIME BLEND PORTFOLIOS’ CLASS A SHARE RETURNS (%)

For the six months ended 2/28/2023
Total returns for the portfolios exclude sales charges and assume all distributions are reinvested. The deduction of a class’ maximum sales charge would reduce the performance shown above.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/28/2023
U.S. Stocks	S&P 500 Index	1.26%
	Russell Midcap Index	4.69%
	Russell 2000 Index	3.63%
	FTSE NAREIT All Equity REIT Index	-5.88%
International Stocks	MSCI EAFE Index	12.58%
	MSCI Emerging Markets Index	-2.29%
	MSCI EAFE Small Cap Index	7.74%
Fixed Income	Bloomberg U.S. Aggregate Bond Index	-2.13%
	ICE Bank of America U.S. High Yield Index	2.36%
	JPMorgan Global Government Bonds Unhedged Index	-1.73%
Market index total returns are included here as broad measures of market performance.
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	3

2065 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	50.7
Equity	50.7
Large blend	27.0
International equity	23.7
Unaffiliated investment companies	47.0
Equity	44.1
Fixed income	2.9
U.S. Government	2.0
Short-term investments and other	0.3
2060 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	51.4
Equity	51.4
Large blend	28.1
International equity	23.3
Unaffiliated investment companies	46.1
Equity	43.3
Fixed income	2.8
U.S. Government	2.2
Short-term investments and other	0.3
2055 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	51.4
Equity	51.4
Large blend	28.1
International equity	23.3
Unaffiliated investment companies	46.1
Equity	43.3
Fixed income	2.8
U.S. Government	2.2
Short-term investments and other	0.3
2050 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	51.5
Equity	51.5
Large blend	28.3
International equity	23.2
Unaffiliated investment companies	46.0
Equity	43.2
Fixed income	2.8
U.S. Government	2.2
Short-term investments and other	0.3
4	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

2045 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	50.2
Equity	50.2
Large blend	27.6
International equity	22.6
Unaffiliated investment companies	46.6
Equity	42.1
Fixed income	4.5
U.S. Government	2.9
Short-term investments and other	0.3
2040 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	45.2
Equity	45.2
Large blend	24.8
International equity	20.4
Unaffiliated investment companies	49.7
Equity	39.9
Fixed income	9.8
U.S. Government	4.8
Short-term investments and other	0.3
2035 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	40.4
Equity	40.4
Large blend	22.2
International equity	18.2
Unaffiliated investment companies	52.6
Equity	36.0
Fixed income	16.6
U.S. Government	6.8
Short-term investments and other	0.2
2030 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	34.8
Equity	34.8
Large blend	19.0
International equity	15.8
Unaffiliated investment companies	56.9
Equity	32.0
Fixed income	24.9
U.S. Government	8.1
Short-term investments and other	0.2
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	5

2025 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	26.6
Equity	26.6
Large blend	14.2
International equity	12.4
Unaffiliated investment companies	64.3
Fixed income	35.7
Equity	28.6
U.S. Government	8.8
Short-term investments and other	0.3
2020 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	17.4
Equity	17.4
Large blend	9.4
International equity	8.0
Unaffiliated investment companies	73.7
Fixed income	44.9
Equity	28.8
U.S. Government	8.6
Short-term investments and other	0.3
2015 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	16.5
Equity	16.5
Large blend	9.0
International equity	7.5
Unaffiliated investment companies	74.9
Fixed income	51.4
Equity	23.5
U.S. Government	8.4
Short-term investments and other	0.2
6	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

2010 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	11.9
Equity	11.9
Large blend	6.6
International equity	5.3
Unaffiliated investment companies	79.3
Fixed income	57.6
Equity	21.7
U.S. Government	8.5
Short-term investments and other	0.3
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	7

Your expenses
As a shareholder of a John Hancock Funds II Lifetime Blend Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2022 through February 28, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
2065 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,026.90	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.70	2.11	0.42%
Class R4	Actual expenses/actual returns	1,000.00	1,026.90	1.26	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,028.50	0.10	0.02%
	Hypothetical example	1,000.00	1,024.70	0.10	0.02%
Class 1	Actual expenses/actual returns	1,000.00	1,028.90	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
2060 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,026.70	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.70	2.11	0.42%
Class R4	Actual expenses/actual returns	1,000.00	1,027.50	1.36	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,028.70	0.10	0.02%
	Hypothetical example	1,000.00	1,024.70	0.10	0.02%
Class 1	Actual expenses/actual returns	1,000.00	1,028.90	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
8	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
2055 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,025.90	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.70	2.11	0.42%
Class R4	Actual expenses/actual returns	1,000.00	1,027.60	1.31	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,028.60	0.10	0.02%
	Hypothetical example	1,000.00	1,024.70	0.10	0.02%
Class 1	Actual expenses/actual returns	1,000.00	1,028.00	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
2050 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,027.10	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.70	2.11	0.42%
Class R4	Actual expenses/actual returns	1,000.00	1,026.90	1.36	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,028.00	0.10	0.02%
	Hypothetical example	1,000.00	1,024.70	0.10	0.02%
Class 1	Actual expenses/actual returns	1,000.00	1,028.30	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
2045 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,025.30	$2.11	0.42%
	Hypothetical example	1,000.00	1,022.70	2.11	0.42%
Class R4	Actual expenses/actual returns	1,000.00	1,025.90	1.36	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,026.90	0.10	0.02%
	Hypothetical example	1,000.00	1,024.70	0.10	0.02%
Class 1	Actual expenses/actual returns	1,000.00	1,027.30	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
2040 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,020.70	$2.20	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
Class R4	Actual expenses/actual returns	1,000.00	1,021.30	1.45	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Class R6	Actual expenses/actual returns	1,000.00	1,022.30	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%
Class 1	Actual expenses/actual returns	1,000.00	1,021.90	0.40	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
2035 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,016.50	$2.30	0.46%
	Hypothetical example	1,000.00	1,022.50	2.31	0.46%
Class R4	Actual expenses/actual returns	1,000.00	1,017.10	1.55	0.31%
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%
Class R6	Actual expenses/actual returns	1,000.00	1,018.00	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual expenses/actual returns	1,000.00	1,018.40	0.50	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	9

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
2030 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,013.10	$2.40	0.48%
	Hypothetical example	1,000.00	1,022.40	2.41	0.48%
Class R4	Actual expenses/actual returns	1,000.00	1,013.60	1.65	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Class R6	Actual expenses/actual returns	1,000.00	1,014.50	0.40	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
Class 1	Actual expenses/actual returns	1,000.00	1,014.00	0.60	0.12%
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%
2025 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,009.80	$2.64	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Class R4	Actual expenses/actual returns	1,000.00	1,010.30	1.89	0.38%
	Hypothetical example	1,000.00	1,022.90	1.91	0.38%
Class R6	Actual expenses/actual returns	1,000.00	1,011.10	0.65	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class 1	Actual expenses/actual returns	1,000.00	1,011.60	0.85	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
2020 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,008.10	$2.89	0.58%
	Hypothetical example	1,000.00	1,021.90	2.91	0.58%
Class R4	Actual expenses/actual returns	1,000.00	1,009.60	2.14	0.43%
	Hypothetical example	1,000.00	1,022.70	2.16	0.43%
Class R6	Actual expenses/actual returns	1,000.00	1,010.10	0.90	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class 1	Actual expenses/actual returns	1,000.00	1,009.70	1.10	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
2015 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,007.70	$2.99	0.60%
	Hypothetical example	1,000.00	1,021.80	3.01	0.60%
Class R4	Actual expenses/actual returns	1,000.00	1,008.10	2.19	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
Class R6	Actual expenses/actual returns	1,000.00	1,008.70	0.95	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class 1	Actual expenses/actual returns	1,000.00	1,009.60	1.15	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%
2010 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,006.40	$3.03	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Class R4	Actual expenses/actual returns	1,000.00	1,008.00	2.19	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
Class R6	Actual expenses/actual returns	1,000.00	1,009.60	1.05	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class 1	Actual expenses/actual returns	1,000.00	1,009.20	1.25	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
10	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
2065 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.7%
Equity - 50.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	768,894	$6,881,598
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	934,856	7,834,094

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $15,536,226)		$14,715,692
UNAFFILIATED INVESTMENT COMPANIES - 47.0%
Equity - 44.1%
Fidelity Mid Cap Index Fund	143,585	3,932,793
Fidelity Small Cap Index Fund	53,192	1,246,290
Financial Select Sector SPDR Fund	11,649	416,102
iShares MSCI Global Min Vol Factor ETF	2,384	221,688
Vanguard Dividend Appreciation ETF	978	148,636
Vanguard FTSE All World ex-US Small-Cap ETF	4,847	524,930
Vanguard FTSE Developed Markets ETF	6,954	307,158
Vanguard FTSE Emerging Markets ETF	42,986	1,694,508
Vanguard Health Care ETF	1,891	443,931
Vanguard Information Technology ETF	424	149,299
Vanguard S&P 500 ETF	10,157	3,698,265
Fixed income - 2.9%
Vanguard Emerging Markets Government Bond ETF	2,764	169,820
Vanguard Intermediate-Term Corporate Bond ETF	3,588	279,720
Vanguard Total Bond Market ETF	3,280	236,390
Xtrackers USD High Yield Corporate Bond ETF	4,977	169,965

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,111,733)		$13,639,495
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
Health care - 0.0%
NMC Health PLC (D)	9	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	19	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	40	269
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	33

TOTAL COMMON STOCKS (Cost $303)		$302
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$75,000	25,237
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	506,000	172,159
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	653,000	230,381
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	389,000	142,775
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $685,271)		$570,552
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	199	$2
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	99	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	128	149
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	10	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	11	2
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	22	7
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	5	1

TOTAL WARRANTS (Cost $115)		$163
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5832% (F)(G)	9,210	92,057

TOTAL SHORT-TERM INVESTMENTS (Cost $91,905)		$92,057
Total investments (Cost $30,425,553) - 100.0%		$29,018,261
Other assets and liabilities, net - (0.0%)		(11,778)
TOTAL NET ASSETS - 100.0%		$29,006,483
2060 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.4%
Equity - 51.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,835,385	$34,326,700
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,934,639	41,352,277

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $82,383,656)		$75,678,977
UNAFFILIATED INVESTMENT COMPANIES - 46.1%
Equity - 43.3%
Fidelity Mid Cap Index Fund	717,231	19,644,968
Fidelity Small Cap Index Fund	264,779	6,203,784
Financial Select Sector SPDR Fund	58,092	2,075,046
iShares MSCI Global Min Vol Factor ETF	11,890	1,105,651
Vanguard Dividend Appreciation ETF	4,874	740,751
Vanguard FTSE All World ex-US Small-Cap ETF (H)	24,073	2,607,106
Vanguard FTSE Developed Markets ETF (H)	34,600	1,528,282
Vanguard FTSE Emerging Markets ETF	213,870	8,430,755
Vanguard Health Care ETF (H)	9,467	2,222,473
Vanguard Information Technology ETF (H)	2,110	742,973
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	11

2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard S&P 500 ETF	50,541	$18,402,484
Fixed income - 2.8%
Vanguard Emerging Markets Government Bond ETF	13,252	814,203
Vanguard Intermediate-Term Corporate Bond ETF	17,241	1,344,108
Vanguard Total Bond Market ETF	15,799	1,138,634
Xtrackers USD High Yield Corporate Bond ETF	23,859	814,785

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $68,842,783)		$67,816,003
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
Health care - 0.0%
NMC Health PLC (D)	73	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	149	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	310	2,085
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	258

TOTAL COMMON STOCKS (Cost $2,347)		$2,343
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.2%
U.S. Government - 2.2%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$432,000	145,366
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	2,909,000	989,747
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	3,754,000	1,324,426
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	2,231,300	818,958

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,103,970)		$3,278,497
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	1,539	12
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	769	4
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	990	1,156
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	1	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	77	9
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	85	13
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	169	56
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	35	4
2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL WARRANTS (Cost $892)		$1,254
SHORT-TERM INVESTMENTS - 3.9%
Short-term funds - 3.9%
John Hancock Collateral Trust, 4.5832% (F)(I)	571,626	$5,713,689

TOTAL SHORT-TERM INVESTMENTS (Cost $5,713,466)		$5,713,689
Total investments (Cost $161,047,114) - 103.6%		$152,490,763
Other assets and liabilities, net - (3.6%)		(5,274,228)
TOTAL NET ASSETS - 100.0%		$147,216,535
2055 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.4%
Equity - 51.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,530,613	$67,398,989
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,704,338	81,322,349

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $163,033,825)		$148,721,338
UNAFFILIATED INVESTMENT COMPANIES - 46.1%
Equity - 43.3%
Fidelity Mid Cap Index Fund	1,408,253	38,572,044
Fidelity Small Cap Index Fund	520,703	12,200,066
Financial Select Sector SPDR Fund	114,304	4,082,939
iShares MSCI Global Min Vol Factor ETF	23,378	2,173,920
Vanguard Dividend Appreciation ETF	9,582	1,456,272
Vanguard FTSE All World ex-US Small-Cap ETF	47,362	5,129,305
Vanguard FTSE Developed Markets ETF (H)	68,074	3,006,829
Vanguard FTSE Emerging Markets ETF	420,776	16,586,990
Vanguard Health Care ETF	18,614	4,369,823
Vanguard Information Technology ETF	4,153	1,462,354
Vanguard S&P 500 ETF	99,428	36,202,729
Fixed income - 2.8%
Vanguard Emerging Markets Government Bond ETF	26,162	1,607,393
Vanguard Intermediate-Term Corporate Bond ETF	33,959	2,647,444
Vanguard Total Bond Market ETF	31,046	2,237,485
Xtrackers USD High Yield Corporate Bond ETF	47,102	1,608,533

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $134,264,341)		$133,344,126
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	0
Health care - 0.0%
NMC Health PLC (D)	153	0
12	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2055 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	312	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	649	4,367
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	540

TOTAL COMMON STOCKS (Cost $4,917)		$4,907
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.2%
U.S. Government - 2.2%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$854,000	287,368
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	5,745,000	1,954,656
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	7,416,000	2,616,394
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	4,408,100	1,617,913

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,176,150)		$6,476,331
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,222	25
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,611	9
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,072	2,420
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	161	19
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	177	27
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	353	118
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	74	9

TOTAL WARRANTS (Cost $1,867)		$2,627
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 4.5832% (F)(I)	400,896	4,007,159

TOTAL SHORT-TERM INVESTMENTS (Cost $4,007,548)		$4,007,159
Total investments (Cost $309,488,648) - 101.1%		$292,556,488
Other assets and liabilities, net - (1.1%)		(3,218,524)
TOTAL NET ASSETS - 100.0%		$289,337,964
2050 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.5%
Equity - 51.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,118,748	$90,562,798
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,133,553	110,059,178

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $220,212,472)		$200,621,976
UNAFFILIATED INVESTMENT COMPANIES - 46.0%
Equity - 43.2%
Fidelity Mid Cap Index Fund	1,892,229	51,828,160
Fidelity Small Cap Index Fund	699,900	16,398,648
Financial Select Sector SPDR Fund	154,265	5,510,346
iShares MSCI Global Min Vol Factor ETF	31,442	2,923,792
Vanguard Dividend Appreciation ETF	12,896	1,959,934
Vanguard FTSE All World ex-US Small-Cap ETF	63,570	6,884,631
Vanguard FTSE Developed Markets ETF (H)	91,383	4,036,387
Vanguard FTSE Emerging Markets ETF	564,771	22,263,273
Vanguard Health Care ETF	25,035	5,877,217
Vanguard Information Technology ETF	5,578	1,964,125
Vanguard S&P 500 ETF	133,650	48,663,302
Fixed income - 2.8%
Vanguard Emerging Markets Government Bond ETF	35,020	2,151,629
Vanguard Intermediate-Term Corporate Bond ETF	45,459	3,543,984
Vanguard Total Bond Market ETF	41,559	2,995,157
Xtrackers USD High Yield Corporate Bond ETF	63,050	2,153,158

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $181,039,554)		$179,153,743
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	0
Health care - 0.0%
NMC Health PLC (D)	209	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	428	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	890	5,986
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	740

TOTAL COMMON STOCKS (Cost $6,739)		$6,726
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.2%
U.S. Government - 2.2%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$1,156,000	388,990
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	7,780,000	2,647,036
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	10,041,000	3,542,504
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	5,968,500	2,190,630
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	13

2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,084,988)		$8,769,160
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	4,416	$34
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,208	12
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,840	3,317
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	4	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	220	27
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	243	37
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	484	162
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	101	12

TOTAL WARRANTS (Cost $2,560)		$3,602
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 4.5832% (F)(I)	506,311	5,060,828

TOTAL SHORT-TERM INVESTMENTS (Cost $5,061,762)		$5,060,828
Total investments (Cost $417,408,075) - 101.0%		$393,616,035
Other assets and liabilities, net - (1.0%)		(3,930,932)
TOTAL NET ASSETS - 100.0%		$389,685,103
2045 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.2%
Equity - 50.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,242,626	$109,571,507
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,001,595	134,093,369

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $268,858,784)		$243,664,876
UNAFFILIATED INVESTMENT COMPANIES - 46.6%
Equity - 42.1%
Fidelity Mid Cap Index Fund	2,232,922	61,159,736
Fidelity Small Cap Index Fund	828,160	19,403,800
Financial Select Sector SPDR Fund	186,852	6,674,353
iShares Global Infrastructure ETF	10,998	511,627
iShares MSCI Global Min Vol Factor ETF	39,094	3,635,351
Vanguard Dividend Appreciation ETF	16,061	2,440,951
Vanguard Energy ETF	13,354	1,557,076
Vanguard FTSE All World ex-US Small-Cap ETF	79,279	8,585,916
Vanguard FTSE Developed Markets ETF (H)	135,376	5,979,558
2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard FTSE Emerging Markets ETF	629,495	$24,814,693
Vanguard Global ex-U.S. Real Estate ETF	12,255	511,524
Vanguard Health Care ETF	30,111	7,068,858
Vanguard Information Technology ETF	6,957	2,449,699
Vanguard Materials ETF	5,773	1,047,107
Vanguard Real Estate ETF	17,802	1,525,987
Vanguard S&P 500 ETF	155,305	56,548,104
Fixed income - 4.5%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (H)	52,348	1,278,862
Vanguard Emerging Markets Government Bond ETF	53,268	3,272,786
Vanguard Intermediate-Term Corporate Bond ETF	94,259	7,348,432
Vanguard Total Bond Market ETF	85,361	6,151,967
Xtrackers USD High Yield Corporate Bond ETF	111,227	3,798,402

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $228,019,013)		$225,764,789
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	0
Health care - 0.0%
NMC Health PLC (D)	267	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	547	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,136	7,640
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	945

TOTAL COMMON STOCKS (Cost $8,601)		$8,586
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.9%
U.S. Government - 2.9%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$1,850,000	622,518
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	12,209,000	4,153,942
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	15,760,000	5,560,189
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	9,366,300	3,437,731

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,333,052)		$13,774,380
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,636	43
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,818	16
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,625	4,233
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	1
14	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	281	$34
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	310	47
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	618	206
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	129	15

TOTAL WARRANTS (Cost $3,266)		$4,595
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 4.5832% (F)(I)	486,887	4,866,674

TOTAL SHORT-TERM INVESTMENTS (Cost $4,867,098)		$4,866,674
Total investments (Cost $519,089,814) - 100.7%		$488,083,900
Other assets and liabilities, net - (0.7%)		(3,307,825)
TOTAL NET ASSETS - 100.0%		$484,776,075
2040 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 45.2%
Equity - 45.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,623,284	$104,028,391
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,097,623	126,518,081

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $254,624,015)		$230,546,472
UNAFFILIATED INVESTMENT COMPANIES - 49.7%
Equity - 39.9%
Fidelity Mid Cap Index Fund	2,027,426	55,531,212
Fidelity Small Cap Index Fund	749,194	17,553,607
Financial Select Sector SPDR Fund	193,069	6,896,425
iShares Global Infrastructure ETF	28,299	1,316,469
iShares MSCI Global Min Vol Factor ETF	81,969	7,622,297
Vanguard Dividend Appreciation ETF	33,630	5,111,087
Vanguard Energy ETF	34,279	3,996,931
Vanguard FTSE All World ex-US Small-Cap ETF	83,053	8,994,640
Vanguard FTSE Developed Markets ETF (H)	194,112	8,573,927
Vanguard FTSE Emerging Markets ETF	518,267	20,430,086
Vanguard Global ex-U.S. Real Estate ETF	31,671	1,321,948
Vanguard Health Care ETF	31,322	7,353,153
Vanguard Information Technology ETF	7,285	2,565,194
Vanguard Materials ETF	14,867	2,696,576
Vanguard Real Estate ETF	46,243	3,963,950
Vanguard S&P 500 ETF	135,867	49,470,533
Fixed income - 9.8%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (H)	55,107	1,346,264
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Emerging Markets Government Bond ETF	128,716	$7,908,311
Vanguard Intermediate-Term Corporate Bond ETF	226,320	17,643,907
Vanguard Total Bond Market ETF	202,540	14,597,058
Xtrackers USD High Yield Corporate Bond ETF	248,527	8,487,197

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $256,744,356)		$253,380,772
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	0
Health care - 0.0%
NMC Health PLC (D)	258	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	527	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,095	7,362
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	911

TOTAL COMMON STOCKS (Cost $8,288)		$8,274
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Government - 4.8%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$3,376,000	1,136,011
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	21,757,000	7,402,516
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	28,070,000	9,903,205
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	16,680,700	6,122,350

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $31,310,598)		$24,564,082
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,431	41
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,716	15
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,493	4,079
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	271	33
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	299	45
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	596	199
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	124	15

TOTAL WARRANTS (Cost $3,148)		$4,428
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	15

2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
John Hancock Collateral Trust, 4.5832% (F)(I)	1,133,954	$11,334,434

TOTAL SHORT-TERM INVESTMENTS (Cost $11,336,069)		$11,334,434
Total investments (Cost $554,026,474) - 101.9%		$519,838,462
Other assets and liabilities, net - (1.9%)		(9,626,286)
TOTAL NET ASSETS - 100.0%		$510,212,176
2035 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.4%
Equity - 40.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,257,131	$109,701,326
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,954,296	133,697,000

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $268,639,092)		$243,398,326
UNAFFILIATED INVESTMENT COMPANIES - 52.6%
Equity - 36.0%
Fidelity Mid Cap Index Fund	2,014,019	55,163,980
Fidelity Small Cap Index Fund	746,096	17,481,025
Financial Select Sector SPDR Fund	190,793	6,815,126
iShares Global Infrastructure ETF	53,082	2,469,375
iShares MSCI Global Min Vol Factor ETF	146,174	13,592,720
Vanguard Dividend Appreciation ETF (H)	59,962	9,113,025
Vanguard Energy ETF (H)	64,377	7,506,358
Vanguard FTSE All World ex-US Small-Cap ETF	89,877	9,733,679
Vanguard FTSE Developed Markets ETF (H)	245,842	10,858,841
Vanguard FTSE Emerging Markets ETF	432,497	17,049,032
Vanguard Global ex-U.S. Real Estate ETF	59,570	2,486,452
Vanguard Health Care ETF	31,063	7,292,350
Vanguard Information Technology ETF	8,618	3,034,570
Vanguard Materials ETF	27,819	5,045,810
Vanguard Real Estate ETF	86,800	7,440,496
Vanguard S&P 500 ETF	115,932	42,212,001
Fixed income - 16.6%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (H)	64,156	1,567,331
Vanguard Emerging Markets Government Bond ETF	249,725	15,343,104
Vanguard Intermediate-Term Corporate Bond ETF	472,312	36,821,444
Vanguard Total Bond Market ETF	420,167	30,281,436
Xtrackers USD High Yield Corporate Bond ETF	468,320	15,993,128

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $325,735,787)		$317,301,283
2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	$0
Health care - 0.0%
NMC Health PLC (D)	276	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	564	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,171	7,877
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	974

TOTAL COMMON STOCKS (Cost $8,869)		$8,852
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%
U.S. Government - 6.8%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$5,434,000	1,828,520
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	36,182,000	12,310,420
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	46,510,000	16,408,909
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	27,711,200	10,170,895

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,983,173)		$40,718,744
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,811	44
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,906	16
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,737	4,365
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	5	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	290	35
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	319	48
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	638	213
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	133	16

TOTAL WARRANTS (Cost $3,369)		$4,738
SHORT-TERM INVESTMENTS - 3.9%
Short-term funds - 3.9%
John Hancock Collateral Trust, 4.5832% (F)(I)	2,365,214	23,641,498

TOTAL SHORT-TERM INVESTMENTS (Cost $23,643,171)		$23,641,498
Total investments (Cost $670,013,461) - 103.7%		$625,073,441
Other assets and liabilities, net - (3.7%)		(22,051,772)
TOTAL NET ASSETS - 100.0%		$603,021,669
16	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2030 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 34.8%
Equity - 34.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,610,127	$94,960,638
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,557,065	113,608,203

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $230,590,079)		$208,568,841
UNAFFILIATED INVESTMENT COMPANIES - 56.9%
Equity - 32.0%
Fidelity Mid Cap Index Fund	1,630,914	44,670,744
Fidelity Small Cap Index Fund	604,187	14,156,097
Financial Select Sector SPDR Fund	182,122	6,505,398
iShares Global Infrastructure ETF (H)	73,171	3,403,915
iShares MSCI Global Min Vol Factor ETF	235,208	21,871,992
Vanguard Dividend Appreciation ETF	96,484	14,663,638
Vanguard Energy ETF (H)	87,373	10,187,692
Vanguard FTSE All World ex-US Small-Cap ETF	84,727	9,175,934
Vanguard FTSE Developed Markets ETF (H)	226,908	10,022,526
Vanguard FTSE Emerging Markets ETF	269,052	10,606,030
Vanguard Global ex-U.S. Real Estate ETF	82,111	3,427,313
Vanguard Health Care ETF	29,650	6,960,634
Vanguard Information Technology ETF	8,667	3,051,824
Vanguard Materials ETF (H)	38,072	6,905,499
Vanguard Real Estate ETF	119,650	10,256,398
Vanguard S&P 500 ETF	43,626	15,884,663
Fixed income - 24.9%
Invesco Senior Loan ETF (H)	238,299	4,992,364
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (H)	140,490	3,432,171
Vanguard Emerging Markets Government Bond ETF	329,878	20,267,704
Vanguard Intermediate-Term Corporate Bond ETF	627,042	48,884,194
Vanguard Short-Term Corporate Bond ETF	130,313	9,809,963
Vanguard Total Bond Market ETF	558,867	40,277,545
Xtrackers USD High Yield Corporate Bond ETF	631,513	21,566,169

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $353,937,754)		$340,980,407
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	0
Health care - 0.0%
NMC Health PLC (D)	247	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	505	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,050	7,060
2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	$873

TOTAL COMMON STOCKS (Cost $7,947)		$7,933
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$478,784	468,498
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,338,771	1,285,953
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,303,903	1,233,525
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,651,592	1,543,497
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	5,838,000	1,964,464
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	38,789,000	13,197,416
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	49,860,000	17,590,802
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	29,701,900	10,901,546

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $62,583,612)		$48,185,701
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	5,208	40
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	2,604	15
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	3,349	3,911
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	4	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	259	31
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	286	43
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	571	191
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	119	14

TOTAL WARRANTS (Cost $3,018)		$4,246
SHORT-TERM INVESTMENTS - 4.0%
Short-term funds - 4.0%
John Hancock Collateral Trust, 4.5832% (F)(I)	2,413,701	24,126,150

TOTAL SHORT-TERM INVESTMENTS (Cost $24,126,403)		$24,126,150
Total investments (Cost $671,248,813) - 103.8%		$621,873,278
Other assets and liabilities, net - (3.8%)		(22,622,786)
TOTAL NET ASSETS - 100.0%		$599,250,492
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	17

2025 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 26.6%
Equity - 26.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,942,335	$62,133,900
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,427,398	70,621,593

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $146,133,801)		$132,755,493
UNAFFILIATED INVESTMENT COMPANIES - 64.3%
Equity - 28.6%
Fidelity Mid Cap Index Fund	1,024,360	28,057,234
Fidelity Small Cap Index Fund	380,178	8,907,569
Financial Select Sector SPDR Fund	132,385	4,728,792
iShares Global Infrastructure ETF	76,832	3,574,225
iShares MSCI Global Min Vol Factor ETF	246,193	22,893,487
Vanguard Dividend Appreciation ETF	101,276	15,391,926
Vanguard Energy ETF	91,812	10,705,279
Vanguard FTSE All World ex-US Small-Cap ETF	58,072	6,289,198
Vanguard FTSE Developed Markets ETF (H)	187,487	8,281,301
Vanguard FTSE Emerging Markets ETF	118,716	4,679,785
Vanguard Global ex-U.S. Real Estate ETF	85,554	3,571,024
Vanguard Health Care ETF (H)	21,256	4,990,059
Vanguard Information Technology ETF	7,147	2,516,602
Vanguard Materials ETF	40,131	7,278,961
Vanguard Real Estate ETF	124,548	10,676,255
Fixed income - 35.7%
Invesco Senior Loan ETF (H)	404,401	8,472,201
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (H)	148,676	3,632,155
Vanguard Emerging Markets Government Bond ETF	348,671	21,422,346
Vanguard Intermediate-Term Corporate Bond ETF	736,577	57,423,541
Vanguard Short-Term Corporate Bond ETF	221,412	16,667,895
Vanguard Total Bond Market ETF	655,817	47,264,732
Xtrackers USD High Yield Corporate Bond ETF (H)	681,854	23,285,314

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $336,519,601)		$320,709,881
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
Health care - 0.0%
NMC Health PLC (D)	166	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	340	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	707	4,757
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	$588

TOTAL COMMON STOCKS (Cost $5,355)		$5,345
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,206,212	1,180,297
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,375,083	3,241,925
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,288,053	3,110,582
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,163,148	3,890,673
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	4,450,000	1,497,408
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	28,533,000	9,707,955
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	36,797,000	12,982,125
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	21,860,200	8,023,391

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $55,324,204)		$43,634,356
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	3,509	27
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	1,755	10
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	2,257	2,636
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (D)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	175	21
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	193	29
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	385	129
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	80	10

TOTAL WARRANTS (Cost $2,035)		$2,862
SHORT-TERM INVESTMENTS - 3.4%
Short-term funds - 3.4%
John Hancock Collateral Trust, 4.5832% (F)(I)	1,679,433	16,786,771

TOTAL SHORT-TERM INVESTMENTS (Cost $16,786,220)		$16,786,771
Total investments (Cost $554,771,216) - 103.1%		$513,894,708
Other assets and liabilities, net - (3.1%)		(15,263,185)
TOTAL NET ASSETS - 100.0%		$498,631,523
18	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2020 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 17.4%
Equity - 17.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,204,440	$19,729,734
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,764,110	23,163,241

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $46,894,447)		$42,892,975
UNAFFILIATED INVESTMENT COMPANIES - 73.7%
Equity - 28.8%
Fidelity Mid Cap Index Fund	372,834	10,211,916
Fidelity Small Cap Index Fund	137,942	3,231,991
Financial Select Sector SPDR Fund	60,771	2,170,740
iShares Global Infrastructure ETF	40,878	1,901,645
iShares MSCI Global Min Vol Factor ETF	133,046	12,371,948
Vanguard Dividend Appreciation ETF	54,273	8,248,411
Vanguard Energy ETF (H)	48,766	5,686,116
Vanguard FTSE All World ex-US Small-Cap ETF	22,763	2,465,233
Vanguard FTSE Developed Markets ETF (H)	163,184	7,207,837
Vanguard FTSE Emerging Markets ETF	60,182	2,372,374
Vanguard Global ex-U.S. Real Estate ETF	45,665	1,906,057
Vanguard Health Care ETF (H)	9,914	2,327,411
Vanguard Information Technology ETF	3,504	1,233,828
Vanguard Materials ETF	21,285	3,860,673
Vanguard Real Estate ETF	66,909	5,735,439
Fixed income - 44.9%
Invesco Senior Loan ETF (H)	292,709	6,132,254
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	75,425	1,842,633
Vanguard Emerging Markets Government Bond ETF	194,826	11,970,109
Vanguard Intermediate-Term Corporate Bond ETF	459,585	35,829,246
Vanguard Short-Term Corporate Bond ETF	164,194	12,360,524
Vanguard Total Bond Market ETF	408,035	29,407,081
Xtrackers USD High Yield Corporate Bond ETF	379,650	12,965,048

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $191,970,261)		$181,438,514
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	0
Health care - 0.0%
NMC Health PLC (D)	51	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	105	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	219	1,470
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	182
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $1,655)		$1,652
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Government - 8.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$988,821	$967,577
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,768,326	2,659,107
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,697,222	2,551,641
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,415,674	3,192,121
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	1,618,000	544,451
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	10,489,000	3,568,736
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	13,525,000	4,771,673
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	8,034,700	2,948,991

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $25,999,664)		$21,204,297
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	1,084	8
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	542	3
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	697	814
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	54	7
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	60	9
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	119	40
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	25	3

TOTAL WARRANTS (Cost $627)		$884
SHORT-TERM INVESTMENTS - 6.6%
Short-term funds - 6.6%
John Hancock Collateral Trust, 4.5832% (F)(I)	1,625,609	16,248,774

TOTAL SHORT-TERM INVESTMENTS (Cost $16,249,004)		$16,248,774
Total investments (Cost $281,115,658) - 106.3%		$261,787,096
Other assets and liabilities, net - (6.3%)		(15,543,329)
TOTAL NET ASSETS - 100.0%		$246,243,767
2015 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 16.5%
Equity - 16.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	606,035	$5,424,012
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	779,161	6,529,372
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	19

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,815,387)		$11,953,384
UNAFFILIATED INVESTMENT COMPANIES - 74.9%
Equity - 23.5%
Fidelity Mid Cap Index Fund	79,966	$2,190,274
Fidelity Small Cap Index Fund	29,577	692,992
iShares Global Infrastructure ETF	12,227	568,800
iShares MSCI Global Min Vol Factor ETF	39,719	3,693,470
Vanguard Dividend Appreciation ETF	16,281	2,474,386
Vanguard Energy ETF	14,676	1,711,222
Vanguard FTSE All World ex-US Small-Cap ETF	5,106	552,980
Vanguard FTSE Developed Markets ETF (H)	40,529	1,790,166
Vanguard Global ex-U.S. Real Estate ETF	13,657	570,043
Vanguard Materials ETF	6,346	1,151,037
Vanguard Real Estate ETF	20,014	1,715,600
Fixed income - 51.4%
Invesco Senior Loan ETF (H)	114,846	2,406,024
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (H)	23,316	569,610
Vanguard Emerging Markets Government Bond ETF	60,245	3,701,453
Vanguard Intermediate-Term Corporate Bond ETF	153,451	11,963,038
Vanguard Short-Term Corporate Bond ETF	65,035	4,895,835
Vanguard Total Bond Market ETF	136,283	9,821,917
Xtrackers USD High Yield Corporate Bond ETF	117,291	4,005,488

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $57,341,294)		$54,474,335
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
Health care - 0.0%
NMC Health PLC (D)	13	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)	27	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	56	380
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	47

TOTAL COMMON STOCKS (Cost $427)		$427
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$403,779	395,104
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,129,624	1,085,057
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,099,036	1,039,716
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,392,973	$1,301,804
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	311,000	104,650
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	2,057,000	699,866
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	2,655,000	936,694
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	1,576,300	578,552

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,245,800)		$6,141,443
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	280	2
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	140	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	180	211
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	14	2
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	15	2
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	31	10
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	6	1

TOTAL WARRANTS (Cost $161)		$229
SHORT-TERM INVESTMENTS - 5.2%
Short-term funds - 5.2%
John Hancock Collateral Trust, 4.5832% (F)(I)	376,341	3,761,721

TOTAL SHORT-TERM INVESTMENTS (Cost $3,761,581)		$3,761,721
Total investments (Cost $81,164,650) - 105.0%		$76,331,539
Other assets and liabilities, net - (5.0%)		(3,639,248)
TOTAL NET ASSETS - 100.0%		$72,692,291
2010 LIFETIME BLEND PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 11.9%
Equity - 11.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	284,442	$2,545,752
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	378,853	3,174,791

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,093,099)		$5,720,543
UNAFFILIATED INVESTMENT COMPANIES - 79.3%
Equity - 21.7%
Fidelity Mid Cap Index Fund	31,225	855,252
Fidelity Small Cap Index Fund	11,582	271,372
iShares Global Infrastructure ETF	7,972	370,857
iShares MSCI Global Min Vol Factor ETF	25,776	2,396,910
20	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Dividend Appreciation ETF	10,573	$1,606,885
Vanguard Energy ETF (H)	9,612	1,120,759
Vanguard FTSE All World ex-US Small-Cap ETF	2,223	240,751
Vanguard FTSE Developed Markets ETF	30,130	1,330,842
Vanguard Global ex-U.S. Real Estate ETF	8,915	372,112
Vanguard Materials ETF	4,184	758,894
Vanguard Real Estate ETF	12,991	1,113,589
Fixed income - 57.6%
Invesco Senior Loan ETF (H)	94,462	1,978,979
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (H)	16,148	394,496
Vanguard Emerging Markets Government Bond ETF	41,979	2,579,190
Vanguard Intermediate-Term Corporate Bond ETF	112,141	8,742,512
Vanguard Short-Term Corporate Bond ETF	53,590	4,034,255
Vanguard Total Bond Market ETF	99,575	7,176,370
Xtrackers USD High Yield Corporate Bond ETF	82,061	2,802,383

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,197,501)		$38,146,408
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	0
Health care - 0.0%
NMC Health PLC (D)	7	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	14	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	30	202
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25

TOTAL COMMON STOCKS (Cost $227)		$227
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$349,150	341,649
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	974,947	936,483
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	948,951	897,732
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,201,636	1,122,990
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	100,000	33,650
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	710,000	241,568
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	916,000	323,168
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	544,100	199,702

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,644,200)		$4,096,942
2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (D)	149	$1
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (D)	74	0
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (D)	96	112
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (D)	7	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (D)	8	1
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (D)	16	5
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (D)	3	0

TOTAL WARRANTS (Cost $86)		$120
SHORT-TERM INVESTMENTS - 6.6%
Short-term funds - 6.6%
John Hancock Collateral Trust, 4.5832% (F)(I)	318,022	3,178,787

TOTAL SHORT-TERM INVESTMENTS (Cost $3,178,667)		$3,178,787
Total investments (Cost $54,113,780) - 106.3%		$51,143,027
Other assets and liabilities, net - (6.3%)		(3,045,773)
TOTAL NET ASSETS - 100.0%		$48,097,254
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 2-28-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 2-28-23.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	21

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$14,210,512	$71,098,097	$139,827,991	$187,933,231
Affiliated investments, at value	14,807,749	81,392,666	152,728,497	205,682,804
Total investments, at value	29,018,261	152,490,763	292,556,488	393,616,035
Dividends and interest receivable	7,080	52,536	109,575	150,528
Receivable for fund shares sold	121,217	473,999	675,217	686,860
Receivable for investments sold	802	6,760	15,007	18,371
Receivable for securities lending income	—	—	—	674
Receivable from affiliates	580	1,173	1,938	2,516
Other assets	34,216	36,371	45,857	47,711
Total assets	29,182,156	153,061,602	293,404,082	394,522,695
Liabilities
Payable for investments purchased	135,039	638,488	1,063,898	824,426
Payable for fund shares repurchased	1,795	4,051	17,840	49,336
Payable upon return of securities loaned	—	5,146,677	2,913,396	3,881,700
Payable to affiliates
Accounting and legal services fees	1,892	11,249	22,343	30,362
Transfer agent fees	181	1,718	3,814	5,801
Distribution and service fees	25	195	393	559
Trustees’ fees	9	57	115	156
Other liabilities and accrued expenses	36,732	42,632	44,319	45,252
Total liabilities	175,673	5,845,067	4,066,118	4,837,592
Net assets	$29,006,483	$147,216,535	$289,337,964	$389,685,103
Net assets consist of
Paid-in capital	$30,991,152	$156,724,019	$308,020,609	$415,874,623
Total distributable earnings (loss)	(1,984,669)	(9,507,484)	(18,682,645)	(26,189,520)
Net assets	$29,006,483	$147,216,535	$289,337,964	$389,685,103
Unaffiliated investments, at cost	$14,797,422	$72,949,992	$142,447,275	$192,133,841
Affiliated investments, at cost	15,628,131	88,097,122	167,041,373	225,274,234
Total investments, at cost	30,425,553	161,047,114	309,488,648	417,408,075
Securities loaned, at value	—	$5,040,695	$2,856,258	$3,803,895
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$1,831,882	$16,303,749	$36,769,984	$55,251,104
Shares outstanding	161,992	1,299,722	3,204,802	4,760,640
Net asset value and redemption price per share	$11.31	$12.54	$11.47	$11.61
Class R4
Net assets	$377,492	$2,568,146	$5,039,760	$7,125,807
Shares outstanding	33,422	204,924	440,473	615,255
Net asset value, offering price and redemption price per share	$11.29	$12.53	$11.44	$11.58
Class R6
Net assets	$2,847,668	$42,556,565	$86,323,959	$125,232,430
Shares outstanding	252,352	3,397,825	7,545,519	10,820,190
Net asset value, offering price and redemption price per share	$11.28	$12.52	$11.44	$11.57
Class 1
Net assets	$23,949,441	$85,788,075	$161,204,261	$202,075,762
Shares outstanding	2,120,276	6,847,556	14,076,859	17,445,326
Net asset value, offering price and redemption price per share	$11.30	$12.53	$11.45	$11.58
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.91	$13.20	$12.07	$12.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Continued

	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$239,552,350	$277,957,556	$358,033,617	$389,178,287
Affiliated investments, at value	248,531,550	241,880,906	267,039,824	232,694,991
Total investments, at value	488,083,900	519,838,462	625,073,441	621,873,278
Dividends and interest receivable	192,032	186,893	202,455	186,850
Receivable for fund shares sold	764,352	887,867	622,486	764,806
Receivable for investments sold	597,270	22,822	110,398	1,504,798
Receivable for securities lending income	162	563	3,643	4,365
Receivable from affiliates	3,031	3,192	3,741	3,683
Other assets	54,552	55,753	60,677	60,310
Total assets	489,695,299	520,995,552	626,076,841	624,398,090
Liabilities
Payable for investments purchased	12,665	912,762	1,460,885	2,566,247
Payable for fund shares repurchased	436,098	109,615	44,989	328,883
Payable upon return of securities loaned	4,378,225	9,666,165	21,445,034	22,147,236
Payable to affiliates
Accounting and legal services fees	37,939	39,876	47,216	46,866
Transfer agent fees	7,084	7,355	8,197	9,347
Distribution and service fees	576	578	811	866
Trustees’ fees	196	206	249	260
Other liabilities and accrued expenses	46,441	46,819	47,791	47,893
Total liabilities	4,919,224	10,783,376	23,055,172	25,147,598
Net assets	$484,776,075	$510,212,176	$603,021,669	$599,250,492
Net assets consist of
Paid-in capital	$519,120,779	$550,813,037	$656,191,759	$658,338,456
Total distributable earnings (loss)	(34,344,704)	(40,600,861)	(53,170,090)	(59,087,964)
Net assets	$484,776,075	$510,212,176	$603,021,669	$599,250,492
Unaffiliated investments, at cost	$245,363,932	$288,066,390	$377,731,198	$416,532,331
Affiliated investments, at cost	273,725,882	265,960,084	292,282,263	254,716,482
Total investments, at cost	519,089,814	554,026,474	670,013,461	671,248,813
Securities loaned, at value	$4,271,973	$9,459,669	$20,783,421	$21,644,103
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$69,063,219	$73,808,135	$81,848,266	$97,152,781
Shares outstanding	6,075,633	6,589,510	7,530,522	9,239,060
Net asset value and redemption price per share	$11.37	$11.20	$10.87	$10.52
Class R4
Net assets	$7,381,243	$7,349,013	$10,379,368	$11,101,643
Shares outstanding	651,546	656,769	955,977	1,056,766
Net asset value, offering price and redemption price per share	$11.33	$11.19	$10.86	$10.51
Class R6
Net assets	$143,849,402	$128,323,702	$140,201,642	$134,381,639
Shares outstanding	12,673,555	11,475,787	12,917,029	12,794,746
Net asset value, offering price and redemption price per share	$11.35	$11.18	$10.85	$10.50
Class 1
Net assets	$264,482,211	$300,731,326	$370,592,393	$356,614,429
Shares outstanding	23,311,471	26,892,912	34,131,628	33,969,970
Net asset value, offering price and redemption price per share	$11.35	$11.18	$10.86	$10.50
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.97	$11.79	$11.44	$11.07

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	23

STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Continued

	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio	2010 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$364,352,444	$202,645,347	$60,616,434	$42,243,697
Affiliated investments, at value	149,542,264	59,141,749	15,715,105	8,899,330
Total investments, at value	513,894,708	261,787,096	76,331,539	51,143,027
Dividends and interest receivable	128,852	43,924	12,264	7,407
Receivable for fund shares sold	672,583	369,582	64,088	21,209
Receivable for investments sold	691,767	35,977	1,077	6,460
Receivable for securities lending income	6,127	4,369	1,447	1,155
Receivable from affiliates	2,876	1,549	719	604
Other assets	52,048	41,717	30,312	29,294
Total assets	515,448,961	262,284,214	76,441,446	51,209,156
Liabilities
Payable for investments purchased	133,494	712,405	426,968	146,117
Payable for fund shares repurchased	239,015	84,594	3,004	—
Payable upon return of securities loaned	16,345,431	15,171,006	3,267,653	2,918,261
Payable to affiliates
Accounting and legal services fees	40,128	19,759	5,698	3,979
Transfer agent fees	10,973	7,014	1,957	760
Distribution and service fees	485	258	47	14
Trustees’ fees	223	118	31	24
Other liabilities and accrued expenses	47,689	45,293	43,797	42,747
Total liabilities	16,817,438	16,040,447	3,749,155	3,111,902
Net assets	$498,631,523	$246,243,767	$72,692,291	$48,097,254
Net assets consist of
Paid-in capital	$548,928,073	$271,205,948	$80,038,036	$53,491,926
Total distributable earnings (loss)	(50,296,550)	(24,962,181)	(7,345,745)	(5,394,672)
Net assets	$498,631,523	$246,243,767	$72,692,291	$48,097,254
Unaffiliated investments, at cost	$391,851,195	$217,972,207	$64,587,682	$44,842,014
Affiliated investments, at cost	162,920,021	63,143,451	16,576,968	9,271,766
Total investments, at cost	554,771,216	281,115,658	81,164,650	54,113,780
Securities loaned, at value	$15,986,110	$14,733,058	$3,189,462	$2,846,553
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$117,617,205	$77,512,314	$22,183,220	$8,108,874
Shares outstanding	11,579,406	7,913,635	2,353,012	878,104
Net asset value and redemption price per share	$10.16	$9.79	$9.43	$9.23
Class R4
Net assets	$6,064,016	$3,548,214	$609,302	$216,694
Shares outstanding	597,844	362,842	64,730	23,505
Net asset value, offering price and redemption price per share	$10.14	$9.78	$9.41	$9.22
Class R6
Net assets	$103,725,667	$51,743,880	$17,192,508	$6,456,610
Shares outstanding	10,224,932	5,285,356	1,825,041	699,878
Net asset value, offering price and redemption price per share	$10.14	$9.79	$9.42	$9.23
Class 1
Net assets	$271,224,635	$113,439,359	$32,707,261	$33,315,076
Shares outstanding	26,756,405	11,599,797	3,473,123	3,614,030
Net asset value, offering price and redemption price per share	$10.14	$9.78	$9.42	$9.22
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.69	$10.31	$9.93	$9.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
24	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$179,270	$1,082,931	$2,144,977	$2,910,313
Dividends from unaffiliated investments	134,400	822,234	1,627,977	2,221,871
Interest	5,950	40,003	93,656	127,754
Securities lending	—	—	3,103	8,480
Total investment income	319,620	1,945,168	3,869,713	5,268,418
Expenses
Investment management fees	29,386	174,278	346,043	470,392
Distribution and service fees	7,621	43,422	88,842	127,515
Accounting and legal services fees	2,036	12,246	24,383	33,124
Transfer agent fees	933	9,337	19,960	31,320
Trustees’ fees	242	1,513	3,032	4,120
Custodian fees	13,665	13,665	13,665	13,665
State registration fees	26,205	28,744	30,536	30,724
Printing and postage	9,280	8,459	8,766	8,915
Professional fees	16,315	20,459	22,450	23,879
Other	5,511	6,538	7,388	7,941
Total expenses	111,194	318,661	565,065	751,595
Less expense reductions	(102,088)	(262,385)	(449,799)	(583,446)
Net expenses	9,106	56,276	115,266	168,149
Net investment income	310,514	1,888,892	3,754,447	5,100,269
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(135,189)	(744,760)	(1,372,686)	(1,927,689)
Affiliated investments	(92,622)	(339,956)	(502,932)	(625,751)
Capital gain distributions received from affiliated investments	109,774	659,166	1,296,650	1,768,182
	(118,037)	(425,550)	(578,968)	(785,258)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	233,664	1,387,989	2,590,486	3,484,101
Affiliated investments	225,796	1,178,178	2,092,911	2,691,516
	459,460	2,566,167	4,683,397	6,175,617
Net realized and unrealized gain	341,423	2,140,617	4,104,429	5,390,359
Increase in net assets from operations	$651,937	$4,029,509	$7,858,876	$10,490,628
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	25

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Continued
	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$3,573,780	$3,378,317	$3,622,214	$3,104,632
Dividends from unaffiliated investments	2,837,386	3,293,308	4,345,167	4,911,419
Interest	196,397	370,326	599,696	689,025
Securities lending	8,649	16,989	21,815	100,996
Total investment income	6,616,212	7,058,940	8,588,892	8,806,072
Expenses
Investment management fees	598,090	679,264	861,205	920,478
Distribution and service fees	156,839	170,466	204,491	220,355
Accounting and legal services fees	41,457	43,589	51,599	51,336
Transfer agent fees	37,645	38,422	43,956	49,485
Trustees’ fees	5,189	5,459	6,457	6,472
Custodian fees	13,665	13,665	13,665	13,743
State registration fees	29,589	31,342	31,175	30,847
Printing and postage	8,783	8,735	8,797	8,789
Professional fees	25,274	25,626	26,956	27,005
Other	8,582	8,747	9,295	9,445
Total expenses	925,113	1,025,315	1,257,596	1,337,955
Less expense reductions	(711,040)	(748,723)	(880,514)	(879,366)
Net expenses	214,073	276,592	377,082	458,589
Net investment income	6,402,139	6,782,348	8,211,810	8,347,483
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,930,985)	(3,968,456)	(5,239,640)	(5,610,985)
Affiliated investments	(582,858)	(784,804)	(1,026,857)	(1,060,865)
Capital gain distributions received from affiliated investments	2,163,701	2,065,180	2,199,476	1,858,323
	(1,350,142)	(2,688,080)	(4,067,021)	(4,813,527)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	4,432,944	3,642,822	2,813,889	853,742
Affiliated investments	3,131,301	3,079,705	3,650,573	3,264,019
	7,564,245	6,722,527	6,464,462	4,117,761
Net realized and unrealized gain (loss)	6,214,103	4,034,447	2,397,441	(695,766)
Increase in net assets from operations	$12,616,242	$10,816,795	$10,609,251	$7,651,717
26	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Continued
	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio	2010 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$2,118,831	$671,136	$179,886	$92,036
Dividends from unaffiliated investments	4,949,689	2,871,370	858,105	645,438
Interest	553,675	220,968	48,564	23,453
Securities lending	104,724	69,892	23,628	23,752
Total investment income	7,726,919	3,833,366	1,110,183	784,679
Expenses
Investment management fees	867,885	478,784	140,062	102,506
Distribution and service fees	226,036	131,599	33,925	17,499
Accounting and legal services fees	43,912	21,647	6,251	4,362
Transfer agent fees	60,507	38,632	9,987	3,600
Trustees’ fees	5,577	2,763	797	564
Custodian fees	14,409	14,409	14,409	14,409
State registration fees	31,712	29,523	26,346	29,342
Printing and postage	8,753	8,285	8,025	8,020
Professional fees	25,786	22,106	19,534	19,230
Other	8,825	7,348	6,656	5,725
Total expenses	1,293,402	755,096	265,992	205,257
Less expense reductions	(738,569)	(393,324)	(162,266)	(138,319)
Net expenses	554,833	361,772	103,726	66,938
Net investment income	7,172,086	3,471,594	1,006,457	717,741
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(5,204,225)	(2,565,463)	(1,340,069)	(1,324,385)
Affiliated investments	(1,757,781)	(802,959)	(295,198)	(204,500)
Capital gain distributions received from affiliated investments	1,267,271	403,680	107,297	53,018
	(5,694,735)	(2,964,742)	(1,527,970)	(1,475,867)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,064,025	292,814	721,988	888,285
Affiliated investments	3,688,025	1,311,057	454,688	271,395
	4,752,050	1,603,871	1,176,676	1,159,680
Net realized and unrealized loss	(942,685)	(1,360,871)	(351,294)	(316,187)
Increase in net assets from operations	$6,229,401	$2,110,723	$655,163	$401,554
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	27

STATEMENTS OF CHANGES IN NET ASSETS

	2065 Lifetime Blend Portfolio		2060 Lifetime Blend Portfolio		2055 Lifetime Blend Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$310,514	$161,775	$1,888,892	$1,583,214	$3,754,447	$3,444,589
Net realized gain (loss)	(118,037)	(329,390)	(425,550)	7,456,888	(578,968)	18,633,191
Change in net unrealized appreciation (depreciation)	459,460	(2,269,978)	2,566,167	(27,512,088)	4,683,397	(61,055,953)
Increase (decrease) in net assets resulting from operations	651,937	(2,437,593)	4,029,509	(18,471,986)	7,858,876	(38,978,173)
Distributions to shareholders
From earnings
Class A	(19,743)	(8,818)	(851,383)	(288,337)	(2,254,756)	(730,576)
Class R4	(4,727)	(5,110)	(139,187)	(91,759)	(344,963)	(278,803)
Class R6	(11,283)	(6,384)	(2,342,254)	(1,368,847)	(5,771,830)	(3,597,228)
Class 1	(319,704)	(242,944)	(4,888,811)	(3,591,110)	(11,181,753)	(8,121,327)
Total distributions	(355,457)	(263,256)	(8,221,635)	(5,340,053)	(19,553,302)	(12,727,934)
Portfolio share transactions
From portfolio share transactions	10,720,765	14,494,808	33,923,538	47,132,290	62,830,950	78,154,676
Total increase	11,017,245	11,793,959	29,731,412	23,320,251	51,136,524	26,448,569
Net assets
Beginning of period	17,989,238	6,195,279	117,485,123	94,164,872	238,201,440	211,752,871
End of period	$29,006,483	$17,989,238	$147,216,535	$117,485,123	$289,337,964	$238,201,440
28	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2050 Lifetime Blend Portfolio		2045 Lifetime Blend Portfolio		2040 Lifetime Blend Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$5,100,269	$4,577,802	$6,402,139	$6,114,579	$6,782,348	$6,937,831
Net realized gain (loss)	(785,258)	24,382,624	(1,350,142)	32,249,310	(2,688,080)	32,444,070
Change in net unrealized appreciation (depreciation)	6,175,617	(81,620,188)	7,564,245	(106,587,509)	6,722,527	(110,904,814)
Increase (decrease) in net assets resulting from operations	10,490,628	(52,659,762)	12,616,242	(68,223,620)	10,816,795	(71,522,913)
Distributions to shareholders
From earnings
Class A	(3,292,512)	(1,127,671)	(4,316,129)	(1,353,614)	(4,330,814)	(1,583,119)
Class R4	(459,664)	(398,103)	(499,496)	(420,021)	(483,909)	(441,248)
Class R6	(7,914,662)	(5,684,275)	(9,799,538)	(7,215,567)	(8,136,302)	(6,380,074)
Class 1	(13,098,720)	(10,118,619)	(18,160,164)	(14,420,758)	(19,939,303)	(16,604,511)
Total distributions	(24,765,558)	(17,328,668)	(32,775,327)	(23,409,960)	(32,890,328)	(25,008,952)
Portfolio share transactions
From portfolio share transactions	79,931,608	116,546,813	95,653,693	128,098,886	96,140,497	141,614,031
Total increase	65,656,678	46,558,383	75,494,608	36,465,306	74,066,964	45,082,166
Net assets
Beginning of period	324,028,425	277,470,042	409,281,467	372,816,161	436,145,212	391,063,046
End of period	$389,685,103	$324,028,425	$484,776,075	$409,281,467	$510,212,176	$436,145,212
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	29

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2035 Lifetime Blend Portfolio		2030 Lifetime Blend Portfolio		2025 Lifetime Blend Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$8,211,810	$8,908,567	$8,347,483	$10,649,862	$7,172,086	$9,843,164
Net realized gain (loss)	(4,067,021)	34,624,492	(4,813,527)	33,001,463	(5,694,735)	22,319,787
Change in net unrealized appreciation (depreciation)	6,464,462	(126,667,878)	4,117,761	(124,616,544)	4,752,050	(94,244,758)
Increase (decrease) in net assets resulting from operations	10,609,251	(83,134,819)	7,651,717	(80,965,219)	6,229,401	(62,081,807)
Distributions to shareholders
From earnings
Class A	(4,782,725)	(1,705,248)	(5,622,940)	(2,132,067)	(5,905,008)	(2,726,265)
Class R4	(662,378)	(592,118)	(741,644)	(674,010)	(350,594)	(439,487)
Class R6	(8,497,312)	(7,176,056)	(8,073,904)	(6,893,497)	(5,762,510)	(5,919,258)
Class 1	(23,951,005)	(19,771,865)	(24,258,898)	(22,558,522)	(15,775,618)	(18,101,006)
Total distributions	(37,893,420)	(29,245,287)	(38,697,386)	(32,258,096)	(27,793,730)	(27,186,016)
Portfolio share transactions
From portfolio share transactions	118,341,739	173,709,265	114,977,280	157,061,294	82,069,196	143,902,229
Total increase	91,057,570	61,329,159	83,931,611	43,837,979	60,504,867	54,634,406
Net assets
Beginning of period	511,964,099	450,634,940	515,318,881	471,480,902	438,126,656	383,492,250
End of period	$603,021,669	$511,964,099	$599,250,492	$515,318,881	$498,631,523	$438,126,656
30	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2020 Lifetime Blend Portfolio		2015 Lifetime Blend Portfolio		2010 Lifetime Blend Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$3,471,594	$5,404,516	$1,006,457	$1,704,245	$717,741	$1,281,175
Net realized gain (loss)	(2,964,742)	7,739,387	(1,527,970)	1,357,422	(1,475,867)	845,249
Change in net unrealized appreciation (depreciation)	1,603,871	(41,416,327)	1,176,676	(10,815,205)	1,159,680	(6,919,687)
Increase (decrease) in net assets resulting from operations	2,110,723	(28,272,424)	655,163	(7,753,538)	401,554	(4,793,263)
Distributions to shareholders
From earnings
Class A	(3,189,277)	(1,931,447)	(817,369)	(426,685)	(405,522)	(128,277)
Class R4	(173,321)	(312,715)	(26,859)	(41,807)	(11,387)	(14,351)
Class R6	(2,418,735)	(3,413,680)	(707,085)	(1,240,663)	(318,850)	(433,284)
Class 1	(5,625,441)	(9,116,734)	(1,532,747)	(2,619,689)	(1,726,825)	(2,205,321)
Total distributions	(11,406,774)	(14,774,576)	(3,084,060)	(4,328,844)	(2,462,584)	(2,781,233)
Portfolio share transactions
From portfolio share transactions	37,040,055	62,831,773	11,679,789	18,493,300	5,404,117	11,618,341
Total increase	27,744,004	19,784,773	9,250,892	6,410,918	3,343,087	4,043,845
Net assets
Beginning of period	218,499,763	198,714,990	63,441,399	57,030,481	44,754,167	40,710,322
End of period	$246,243,767	$218,499,763	$72,692,291	$63,441,399	$48,097,254	$44,754,167
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	31

Financial highlights
2065 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2065 Lifetime Blend Portfolio
Class A
02-28-2023[5]	11.15	0.14	0.15	0.29	(0.13)	—	(0.13)	11.31	2.69[6,7]	1.36[8]	0.42[8]	1.72[8]	1,832	6
08-31-2022	13.52	0.07[9]	(2.16)	(2.09)	(0.12)	(0.16)	(0.28)	11.15	(15.86)[7]	1.66	0.42	0.61	1,417	89
08-31-2021[10]	12.85	—[9,11]	0.67	0.67	—	—	—	13.52	5.21[6,7]	8.46[8]	0.41[8]	0.06[8]	225	19[12]
Class R4
02-28-2023[5]	11.15	0.15	0.14	0.29	(0.15)	—	(0.15)	11.29	2.69[6]	1.29[8]	0.25[8]	1.91[8]	377	6
08-31-2022	13.51	0.15[9]	(2.21)	(2.06)	(0.14)	(0.16)	(0.30)	11.15	(15.66)	1.57	0.23	1.26	292	89
08-31-2021[13]	10.00	0.11[9]	3.50	3.61	(0.10)	—	(0.10)	13.51	36.28[6]	8.34[8]	0.19[8]	0.99[8]	204	19
Class R6
02-28-2023[5]	11.15	0.12	0.19	0.31	(0.18)	—	(0.18)	11.28	2.85[6]	0.96[8]	0.02[8]	1.43[8]	2,848	6
08-31-2022	13.52	0.19[9]	(2.23)	(2.04)	(0.17)	(0.16)	(0.33)	11.15	(15.52)	1.25	0.01	1.61	410	89
08-31-2021[13]	10.00	0.17[9]	3.45	3.62	(0.10)	—	(0.10)	13.52	36.44[6]	8.06[8]	0.01[8]	1.52[8]	68	19
Class 1
02-28-2023[5]	11.16	0.16	0.15	0.31	(0.17)	—	(0.17)	11.30	2.89[6]	1.00[8]	0.06[8]	2.10[8]	23,949	6
08-31-2022	13.52	0.16[9]	(2.19)	(2.03)	(0.17)	(0.16)	(0.33)	11.16	(15.48)	1.29	0.05	1.34	15,871	89
08-31-2021[13]	10.00	0.07[9]	3.55	3.62	(0.10)	—	(0.10)	13.52	36.42[6]	8.10[8]	0.05[8]	0.58[8]	5,699	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-22 and 8-31-21 and 0.01% and less than 0.005% for the period ended 8-31-22 and 8-31-21, respectively.
[10] The inception date for Class A shares is 6-21-21.
[11] Less than $0.005 per share.
[12] Portfolio turnover is shown for the period from 9-23-20 to 8-31-21.
[13] Period from 9-23-20 (commencement of operations) to 8-31-21.
32	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2060 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2060 Lifetime Blend Portfolio
Class A
02-28-2023[5]	12.97	0.17	0.14	0.31	(0.16)	(0.58)	(0.74)	12.54	2.67[6,7]	0.83[8]	0.42[8]	1.83[8]	16,304	5
08-31-2022	16.14	0.13[9]	(2.55)	(2.42)	(0.17)	(0.58)	(0.75)	12.97	(15.84)[7]	0.84	0.42	0.94	10,978	81
08-31-2021[10]	15.35	(0.01)	0.80	0.79	—	—	—	16.14	5.15[6,7]	0.88[8]	0.41[8]	(0.24)[8]	1,905	15[11]
Class R4
02-28-2023[5]	12.97	0.17	0.15	0.32	(0.18)	(0.58)	(0.76)	12.53	2.75[6]	0.77[8]	0.27[8]	1.91[8]	2,568	5
08-31-2022	16.14	0.19[9]	(2.58)	(2.39)	(0.20)	(0.58)	(0.78)	12.97	(15.70)	0.78	0.26	1.31	2,006	81
08-31-2021	12.95	0.13	3.48	3.61	(0.18)	(0.24)	(0.42)	16.14	28.37	0.83	0.26	0.85	1,726	15
08-31-2020	12.06	0.13	1.59	1.72	(0.26)	(0.57)	(0.83)	12.95	14.56	1.02	0.24	1.16	376	32
08-31-2019	12.89	0.24[9]	(0.35)	(0.11)	(0.21)	(0.51)	(0.72)	12.06	(0.04)	1.00	0.16	1.97[9]	53	13
08-31-2018	12.03	0.23[9]	1.12	1.35	(0.20)	(0.29)	(0.49)	12.89	11.35	1.65	0.16	1.84[9]	57	24
Class R6
02-28-2023[5]	12.98	0.19	0.14	0.33	(0.21)	(0.58)	(0.79)	12.52	2.87[6]	0.42[8]	0.02[8]	2.17[8]	42,557	5
08-31-2022	16.16	0.22[9]	(2.59)	(2.37)	(0.23)	(0.58)	(0.81)	12.98	(15.54)	0.43	0.01	1.50	32,711	81
08-31-2021	12.96	0.19	3.46	3.65	(0.21)	(0.24)	(0.45)	16.16	28.68	0.48	0.01	1.31	23,276	15
08-31-2020	12.06	0.22	1.53	1.75	(0.28)	(0.57)	(0.85)	12.96	14.84	0.70	—	1.90	8,365	32
08-31-2019	12.90	0.22[9]	(0.32)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.08	0.75	—	1.88[9]	2,758	13
08-31-2018	12.03	0.26[9]	1.12	1.38	(0.22)	(0.29)	(0.51)	12.90	11.61	1.40	—	2.08[9]	948	24
Class 1
02-28-2023[5]	12.98	0.19	0.15	0.34	(0.21)	(0.58)	(0.79)	12.53	2.89[6]	0.46[8]	0.06[8]	2.11[8]	85,788	5
08-31-2022	16.15	0.22[9]	(2.58)	(2.36)	(0.23)	(0.58)	(0.81)	12.98	(15.52)	0.47	0.05	1.52	71,791	81
08-31-2021	12.96	0.20	3.43	3.63	(0.20)	(0.24)	(0.44)	16.15	28.54	0.52	0.05	1.39	67,257	15
08-31-2020	12.06	0.25	1.50	1.75	(0.28)	(0.57)	(0.85)	12.96	14.77	0.73	0.05	2.08	36,437	32
08-31-2019	12.90	0.23[9]	(0.33)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.03	0.78	0.05	1.92[9]	24,271	13
08-31-2018	12.03	0.22[9]	1.15	1.37	(0.21)	(0.29)	(0.50)	12.90	11.56	1.44	0.05	1.75[9]	15,168	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-22, 8-31-19 and 8-31-18 and 0.01%, 0.01% and less than 0.005% for the periods ended 8-31-22, 8-31-19 and 8-31-18, respectively.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	33

Financial highlights continued
2055 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2055 Lifetime Blend Portfolio
Class A
02-28-2023[5]	12.04	0.15	0.13	0.28	(0.16)	(0.69)	(0.85)	11.47	2.59[6,7]	0.77[8]	0.42[8]	1.81[8]	36,770	4
08-31-2022	15.05	0.13[9]	(2.37)	(2.24)	(0.16)	(0.61)	(0.77)	12.04	(15.78)[7]	0.76	0.42	1.00	23,337	79
08-31-2021[10]	14.31	(0.01)	0.75	0.74	—	—	—	15.05	5.17[6,7]	0.76[8]	0.41[8]	(0.27)[8]	4,336	15[11]
Class R4
02-28-2023[5]	12.01	0.16	0.13	0.29	(0.17)	(0.69)	(0.86)	11.44	2.76[6]	0.71[8]	0.26[8]	1.90[8]	5,040	4
08-31-2022	15.03	0.18[9]	(2.41)	(2.23)	(0.18)	(0.61)	(0.79)	12.01	(15.73)	0.71	0.26	1.36	4,586	79
08-31-2021	12.15	0.15	3.21	3.36	(0.17)	(0.31)	(0.48)	15.03	28.26	0.71	0.26	1.11	5,128	15
08-31-2020	11.48	0.06	1.58	1.64	(0.25)	(0.72)	(0.97)	12.15	14.67	0.76	0.26	0.57	2,219	28
08-31-2019	12.71	0.23[9]	(0.40)	(0.17)	(0.23)	(0.83)	(1.06)	11.48	(0.14)	0.65	0.16	1.96[9]	52	18
08-31-2018	12.18	0.23[9]	1.13	1.36	(0.23)	(0.60)	(0.83)	12.71	11.42	0.73	0.16	1.86[9]	55	17
Class R6
02-28-2023[5]	12.03	0.18	0.13	0.31	(0.21)	(0.69)	(0.90)	11.44	2.86[6]	0.37[8]	0.02[8]	2.19[8]	86,324	4
08-31-2022	15.05	0.21[9]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.03	(15.51)	0.36	0.01	1.56	69,354	79
08-31-2021	12.16	0.19	3.20	3.39	(0.19)	(0.31)	(0.50)	15.05	28.60	0.36	0.01	1.39	57,666	15
08-31-2020	11.48	0.23	1.44	1.67	(0.27)	(0.72)	(0.99)	12.16	14.95	0.42	—	2.04	24,431	28
08-31-2019	12.71	0.21[9]	(0.36)	(0.15)	(0.25)	(0.83)	(1.08)	11.48	0.06	0.40	—	1.86[9]	10,711	18
08-31-2018	12.19	0.20[9]	1.17	1.37	(0.25)	(0.60)	(0.85)	12.71	11.49	0.48	—	1.64[9]	4,456	17
Class 1
02-28-2023[5]	12.04	0.17	0.13	0.30	(0.20)	(0.69)	(0.89)	11.45	2.80[6]	0.41[8]	0.06[8]	2.11[8]	161,204	4
08-31-2022	15.06	0.21[9]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.04	(15.53)	0.40	0.05	1.54	140,924	79
08-31-2021	12.16	0.19	3.21	3.40	(0.19)	(0.31)	(0.50)	15.06	28.63	0.40	0.05	1.42	144,622	15
08-31-2020	11.49	0.24	1.42	1.66	(0.27)	(0.72)	(0.99)	12.16	14.78	0.46	0.05	2.13	90,699	28
08-31-2019	12.72	0.23[9]	(0.39)	(0.16)	(0.24)	(0.83)	(1.07)	11.49	0.00[12]	0.44	0.05	2.01[9]	71,469	18
08-31-2018	12.19	0.24[9]	1.13	1.37	(0.24)	(0.60)	(0.84)	12.72	11.52	0.51	0.05	1.90[9]	66,316	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-22, 8-31-19 and 8-31-18.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Less than 0.005%.
34	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2050 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2050 Lifetime Blend Portfolio
Class A
02-28-2023[5]	12.11	0.16	0.13	0.29	(0.16)	(0.63)	(0.79)	11.61	2.71[6,7]	0.75[8]	0.42[8]	1.85[8]	55,251	4
08-31-2022	15.16	0.12[9]	(2.38)	(2.26)	(0.16)	(0.63)	(0.79)	12.11	(15.84)[7]	0.75	0.42	0.91	37,655	80
08-31-2021[10]	14.41	(0.01)	0.76	0.75	—	—	—	15.16	5.20[6,7]	0.74[8]	0.41[8]	(0.28)[8]	4,180	17[11]
Class R4
02-28-2023[5]	12.10	0.16	0.13	0.29	(0.18)	(0.63)	(0.81)	11.58	2.69[6]	0.70[8]	0.27[8]	1.91[8]	7,126	4
08-31-2022	15.14	0.19[9]	(2.42)	(2.23)	(0.18)	(0.63)	(0.81)	12.10	(15.65)	0.69	0.26	1.36	6,648	80
08-31-2021	12.27	0.14	3.25	3.39	(0.17)	(0.35)	(0.52)	15.14	28.30	0.69	0.26	0.99	7,284	17
08-31-2020	11.61	0.10	1.56	1.66	(0.25)	(0.75)	(1.00)	12.27	14.61	0.73	0.26	0.95	2,351	30
08-31-2019	12.85	0.10[9]	(0.28)	(0.18)	(0.23)	(0.83)	(1.06)	11.61	(0.18)	0.68	0.24	0.87[9]	241	19
08-31-2018	12.26	0.23[9]	1.14	1.37	(0.22)	(0.56)	(0.78)	12.85	11.44	0.66	0.16	1.86[9]	56	14
Class R6
02-28-2023[5]	12.11	0.18	0.12	0.30	(0.21)	(0.63)	(0.84)	11.57	2.80[6]	0.35[8]	0.02[8]	2.18[8]	125,232	4
08-31-2022	15.15	0.21[9]	(2.40)	(2.19)	(0.22)	(0.63)	(0.85)	12.11	(15.43)	0.34	0.01	1.57	103,056	80
08-31-2021	12.28	0.19	3.23	3.42	(0.20)	(0.35)	(0.55)	15.15	28.55	0.34	0.01	1.42	94,579	17
08-31-2020	11.62	0.24	1.45	1.69	(0.28)	(0.75)	(1.03)	12.28	14.89	0.38	—	2.09	48,478	30
08-31-2019	12.85	0.23[9]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.11	0.36	—	1.98[9]	26,188	19
08-31-2018	12.26	0.23[9]	1.16	1.39	(0.24)	(0.56)	(0.80)	12.85	11.61	0.41	—	1.84[9]	18,646	14
Class 1
02-28-2023[5]	12.11	0.17	0.13	0.30	(0.20)	(0.63)	(0.83)	11.58	2.83[6]	0.39[8]	0.06[8]	2.11[8]	202,076	4
08-31-2022	15.16	0.21[9]	(2.42)	(2.21)	(0.21)	(0.63)	(0.84)	12.11	(15.52)	0.38	0.05	1.53	176,669	80
08-31-2021	12.28	0.19	3.23	3.42	(0.19)	(0.35)	(0.54)	15.16	28.59	0.38	0.05	1.42	171,428	17
08-31-2020	11.62	0.25	1.43	1.68	(0.27)	(0.75)	(1.02)	12.28	14.82	0.42	0.05	2.16	109,857	30
08-31-2019	12.85	0.23[9]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.05	0.39	0.05	2.01[9]	91,692	19
08-31-2018	12.27	0.24[9]	1.13	1.37	(0.23)	(0.56)	(0.79)	12.85	11.46	0.45	0.05	1.90[9]	88,412	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-22, 8-31-19 and 8-31-18.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	35

Financial highlights continued
2045 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2045 Lifetime Blend Portfolio
Class A
02-28-2023[5]	11.94	0.16	0.10	0.26	(0.16)	(0.67)	(0.83)	11.37	2.53[6,7]	0.75[8]	0.42[8]	1.89[8]	69,063	4
08-31-2022	14.96	0.12[9]	(2.33)	(2.21)	(0.16)	(0.65)	(0.81)	11.94	(15.74)[7]	0.74	0.42	0.94	44,758	80
08-31-2021[10]	14.22	(0.01)	0.75	0.74	—	—	—	14.96	5.20[6,7]	0.72[8]	0.41[8]	(0.28)[8]	7,583	18[11]
Class R4
02-28-2023[5]	11.91	0.16	0.11	0.27	(0.18)	(0.67)	(0.85)	11.33	2.59[6]	0.69[8]	0.27[8]	1.94[8]	7,381	4
08-31-2022	14.93	0.19[9]	(2.38)	(2.19)	(0.18)	(0.65)	(0.83)	11.91	(15.63)	0.68	0.26	1.38	6,716	80
08-31-2021	12.11	0.15	3.19	3.34	(0.17)	(0.35)	(0.52)	14.93	28.31	0.67	0.26	1.12	7,411	18
08-31-2020	11.49	0.13	1.51	1.64	(0.26)	(0.76)	(1.02)	12.11	14.67	0.70	0.27	1.18	3,188	33
08-31-2019	12.76	0.20[9]	(0.38)	(0.18)	(0.23)	(0.86)	(1.09)	11.49	(0.11)	0.60	0.18	1.72[9]	50	19
08-31-2018	12.21	0.23[9]	1.14	1.37	(0.22)	(0.60)	(0.82)	12.76	11.37	0.62	0.16	1.87[9]	56	12
Class R6
02-28-2023[5]	11.95	0.17	0.11	0.28	(0.21)	(0.67)	(0.88)	11.35	2.69[6]	0.35[8]	0.02[8]	2.21[8]	143,849	4
08-31-2022	14.97	0.22[9]	(2.37)	(2.15)	(0.22)	(0.65)	(0.87)	11.95	(15.39)	0.33	0.01	1.60	122,435	80
08-31-2021	12.14	0.20	3.18	3.38	(0.20)	(0.35)	(0.55)	14.97	28.59	0.32	0.01	1.44	116,109	18
08-31-2020	11.51	0.24	1.43	1.67	(0.28)	(0.76)	(1.04)	12.14	14.94	0.35	—	2.16	66,299	33
08-31-2019	12.77	0.22[9]	(0.37)	(0.15)	(0.25)	(0.86)	(1.11)	11.51	0.09	0.33	—	1.96[9]	44,013	19
08-31-2018	12.22	0.23[9]	1.15	1.38	(0.23)	(0.60)	(0.83)	12.77	11.61	0.37	—	1.85[9]	32,149	12
Class 1
02-28-2023[5]	11.94	0.17	0.11	0.28	(0.20)	(0.67)	(0.87)	11.35	2.73[6]	0.39[8]	0.06[8]	2.15[8]	264,482	4
08-31-2022	14.96	0.21[9]	(2.37)	(2.16)	(0.21)	(0.65)	(0.86)	11.94	(15.43)	0.37	0.05	1.56	235,373	80
08-31-2021	12.13	0.19	3.19	3.38	(0.20)	(0.35)	(0.55)	14.96	28.56	0.36	0.05	1.41	241,713	18
08-31-2020	11.50	0.24	1.42	1.66	(0.27)	(0.76)	(1.03)	12.13	14.89	0.39	0.05	2.15	142,635	33
08-31-2019	12.76	0.23[9]	(0.39)	(0.16)	(0.24)	(0.86)	(1.10)	11.50	0.03	0.37	0.05	2.02[9]	120,446	19
08-31-2018	12.22	0.24[9]	1.13	1.37	(0.23)	(0.60)	(0.83)	12.76	11.47	0.40	0.05	1.90[9]	121,475	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-22, 8-31-19 and 8-31-18.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
36	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2040 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2040 Lifetime Blend Portfolio
Class A
02-28-2023[5]	11.77	0.16	0.06	0.22	(0.17)	(0.62)	(0.79)	11.20	2.07[6,7]	0.77[8]	0.44[8]	2.00[8]	73,808	6
08-31-2022	14.71	0.14	(2.29)	(2.15)	(0.17)	(0.62)	(0.79)	11.77	(15.55)[7]	0.76	0.43	1.11	48,066	75
08-31-2021[9]	14.02	(0.01)	0.70	0.69	—	—	—	14.71	4.92[6,7]	0.74[8]	0.41[8]	(0.21)[8]	7,706	20[10]
Class R4
02-28-2023[5]	11.77	0.16	0.06	0.22	(0.18)	(0.62)	(0.80)	11.19	2.13[6]	0.72[8]	0.29[8]	2.05[8]	7,349	6
08-31-2022	14.71	0.20	(2.32)	(2.12)	(0.20)	(0.62)	(0.82)	11.77	(15.40)	0.70	0.27	1.49	7,079	75
08-31-2021	12.12	0.13	3.05	3.18	(0.18)	(0.41)	(0.59)	14.71	26.96	0.68	0.26	0.95	7,774	20
08-31-2020	11.50	0.08	1.57	1.65	(0.26)	(0.77)	(1.03)	12.12	14.75	0.69	0.26	0.77	1,808	41
08-31-2019	12.79	0.23[11]	(0.38)	(0.15)	(0.23)	(0.91)	(1.14)	11.50	0.11	0.58	0.17	1.96[11]	54	18
08-31-2018	12.25	0.24	1.10	1.34	(0.22)	(0.58)	(0.80)	12.79	11.20	0.61	0.16	1.87	56	15
Class R6
02-28-2023[5]	11.78	0.17	0.06	0.23	(0.21)	(0.62)	(0.83)	11.18	2.23[6]	0.37[8]	0.04[8]	2.32[8]	128,324	6
08-31-2022	14.72	0.23	(2.32)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.19)	0.36	0.02	1.71	107,439	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.21	0.33	0.01	1.50	101,995	20
08-31-2020	11.50	0.25	1.43	1.68	(0.28)	(0.77)	(1.05)	12.13	15.05	0.35	0.01	2.21	56,804	41
08-31-2019	12.80	0.23[11]	(0.37)	(0.14)	(0.25)	(0.91)	(1.16)	11.50	0.23	0.33	—	2.01[11]	37,168	18
08-31-2018	12.25	0.24	1.13	1.37	(0.24)	(0.58)	(0.82)	12.80	11.46	0.36	—	1.90	27,193	15
Class 1
02-28-2023[5]	11.78	0.17	0.06	0.23	(0.21)	(0.62)	(0.83)	11.18	2.19[6]	0.41[8]	0.08[8]	2.25[8]	300,731	6
08-31-2022	14.72	0.22	(2.31)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.22)	0.40	0.06	1.67	273,561	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.16	0.37	0.05	1.51	273,588	20
08-31-2020	11.50	0.25	1.42	1.67	(0.27)	(0.77)	(1.04)	12.13	14.98	0.39	0.06	2.23	171,471	41
08-31-2019	12.79	0.24[11]	(0.38)	(0.14)	(0.24)	(0.91)	(1.15)	11.50	0.25	0.37	0.05	2.04[11]	152,593	18
08-31-2018	12.25	0.24	1.11	1.35	(0.23)	(0.58)	(0.81)	12.79	11.32	0.39	0.05	1.92	151,315	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[11] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and less than 0.005% for the periods ended 8-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	37

Financial highlights continued
2035 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2035 Lifetime Blend Portfolio
Class A
02-28-2023[5]	11.45	0.15	0.01	0.16	(0.18)	(0.56)	(0.74)	10.87	1.65[6,7]	0.79[8]	0.46[8]	2.12[8]	81,848	6
08-31-2022	14.26	0.15	(2.20)	(2.05)	(0.17)	(0.59)	(0.76)	11.45	(15.29)[7]	0.78	0.45	1.22	56,843	69
08-31-2021[9]	13.64	—[10]	0.62	0.62	—	—	—	14.26	4.55[6,7]	0.75[8]	0.43[8]	(0.09)[8]	7,671	24[11]
Class R4
02-28-2023[5]	11.45	0.16	—	0.16	(0.19)	(0.56)	(0.75)	10.86	1.71[6]	0.73[8]	0.31[8]	2.18[8]	10,379	6
08-31-2022	14.26	0.21	(2.24)	(2.03)	(0.19)	(0.59)	(0.78)	11.45	(15.15)	0.72	0.29	1.62	9,617	69
08-31-2021	12.00	0.16	2.69	2.85	(0.18)	(0.41)	(0.59)	14.26	24.47	0.70	0.27	1.24	10,690	24
08-31-2020	11.40	0.15	1.42	1.57	(0.27)	(0.70)	(0.97)	12.00	14.15	0.71	0.29	1.39	3,970	42
08-31-2019	12.52	0.22	(0.28)	(0.06)	(0.24)	(0.82)	(1.06)	11.40	0.72	0.61	0.19	1.92	66	19
08-31-2018	12.11	0.24	0.98	1.22	(0.23)	(0.58)	(0.81)	12.52	10.35	0.61	0.18	1.96	55	15
Class R6
02-28-2023[5]	11.46	0.17	—	0.17	(0.22)	(0.56)	(0.78)	10.85	1.80[6]	0.38[8]	0.06[8]	2.43[8]	140,202	6
08-31-2022	14.27	0.24	(2.23)	(1.99)	(0.23)	(0.59)	(0.82)	11.46	(14.93)	0.37	0.04	1.87	115,856	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.73	0.35	0.02	1.58	115,558	24
08-31-2020	11.40	0.25	1.35	1.60	(0.29)	(0.70)	(0.99)	12.01	14.45	0.36	0.03	2.27	61,944	42
08-31-2019	12.52	0.24	(0.28)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.93	0.34	0.01	2.11	38,369	19
08-31-2018	12.11	0.24	1.00	1.24	(0.25)	(0.58)	(0.83)	12.52	10.51	0.36	0.01	1.96	20,590	15
Class 1
02-28-2023[5]	11.46	0.17	0.01	0.18	(0.22)	(0.56)	(0.78)	10.86	1.84[6]	0.42[8]	0.10[8]	2.40[8]	370,592	6
08-31-2022	14.27	0.23	(2.23)	(2.00)	(0.22)	(0.59)	(0.81)	11.46	(14.97)	0.41	0.08	1.81	329,648	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.67	0.39	0.06	1.62	316,717	24
08-31-2020	11.40	0.26	1.33	1.59	(0.28)	(0.70)	(0.98)	12.01	14.40	0.40	0.08	2.28	210,077	42
08-31-2019	12.52	0.25	(0.29)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.88	0.38	0.06	2.19	185,231	19
08-31-2018	12.11	0.25	0.99	1.24	(0.25)	(0.58)	(0.83)	12.52	10.46	0.40	0.06	2.01	195,082	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Less than $0.005 per share.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
38	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2030 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2030 Lifetime Blend Portfolio
Class A
02-28-2023[5]	11.15	0.15	(0.03)	0.12	(0.20)	(0.55)	(0.75)	10.52	1.31[6,7]	0.81[8]	0.48[8]	2.21[8]	97,153	8
08-31-2022	13.81	0.19	(2.08)	(1.89)	(0.18)	(0.59)	(0.77)	11.15	(14.59)[7]	0.80	0.47	1.58	67,199	69
08-31-2021[9]	13.26	—[10]	0.55	0.55	—	—	—	13.81	4.15[6,7]	0.77[8]	0.46[8]	0.12[8]	9,031	31[11]
Class R4
02-28-2023[5]	11.15	0.16	(0.03)	0.13	(0.22)	(0.55)	(0.77)	10.51	1.36[6]	0.76[8]	0.33[8]	2.39[8]	11,102	8
08-31-2022	13.81	0.24	(2.11)	(1.87)	(0.20)	(0.59)	(0.79)	11.15	(14.44)	0.74	0.31	1.89	10,514	69
08-31-2021	11.90	0.19	2.31	2.50	(0.19)	(0.40)	(0.59)	13.81	21.64	0.72	0.30	1.48	11,545	31
08-31-2020	11.31	0.19	1.26	1.45	(0.27)	(0.59)	(0.86)	11.90	13.20	0.74	0.32	1.78	6,232	45
08-31-2019	12.20	0.24	(0.15)	0.09	(0.25)	(0.73)	(0.98)	11.31	1.80	0.62	0.21	2.18	56	24
08-31-2018	11.95	0.25	0.80	1.05	(0.23)	(0.57)	(0.80)	12.20	9.03	0.63	0.21	2.07	54	19
Class R6
02-28-2023[5]	11.16	0.17	(0.03)	0.14	(0.25)	(0.55)	(0.80)	10.50	1.45[6]	0.41[8]	0.08[8]	2.61[8]	134,382	8
08-31-2022	13.82	0.27	(2.10)	(1.83)	(0.24)	(0.59)	(0.83)	11.16	(14.23)	0.39	0.06	2.15	104,775	69
08-31-2021	11.91	0.22	2.31	2.53	(0.22)	(0.40)	(0.62)	13.82	21.88	0.37	0.05	1.68	102,495	31
08-31-2020	11.32	0.25	1.22	1.47	(0.29)	(0.59)	(0.88)	11.91	13.38	0.39	0.06	2.29	46,937	45
08-31-2019	12.21	0.25	(0.14)	0.11	(0.27)	(0.73)	(1.00)	11.32	2.01	0.37	0.04	2.29	21,285	24
08-31-2018	11.95	0.24	0.84	1.08	(0.25)	(0.57)	(0.82)	12.21	9.30	0.38	0.05	1.98	6,635	19
Class 1
02-28-2023[5]	11.16	0.17	(0.04)	0.13	(0.24)	(0.55)	(0.79)	10.50	1.40[6]	0.45[8]	0.12[8]	2.59[8]	356,614	8
08-31-2022	13.82	0.26	(2.10)	(1.84)	(0.23)	(0.59)	(0.82)	11.16	(14.25)	0.43	0.10	2.09	332,831	69
08-31-2021	11.91	0.23	2.29	2.52	(0.21)	(0.40)	(0.61)	13.82	21.83	0.41	0.09	1.77	348,410	31
08-31-2020	11.31	0.26	1.21	1.47	(0.28)	(0.59)	(0.87)	11.91	13.43	0.42	0.11	2.35	245,230	45
08-31-2019	12.20	0.26	(0.16)	0.10	(0.26)	(0.73)	(0.99)	11.31	1.94	0.41	0.09	2.33	216,585	24
08-31-2018	11.95	0.25	0.82	1.07	(0.25)	(0.57)	(0.82)	12.20	9.16	0.42	0.10	2.12	229,653	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Less than $0.005 per share.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	39

Financial highlights continued
2025 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2025 Lifetime Blend Portfolio
Class A
02-28-2023[5]	10.67	0.15	(0.06)	0.09	(0.22)	(0.38)	(0.60)	10.16	0.98[6,7]	0.85[8]	0.53[8]	2.39[8]	117,617	10
08-31-2022	13.07	0.21	(1.84)	(1.63)	(0.19)	(0.58)	(0.77)	10.67	(13.36)[7]	0.84	0.51	1.88	85,495	59
08-31-2021[9]	12.62	0.01	0.44	0.45	—	—	—	13.07	3.57[6,7]	0.81[8]	0.49[8]	0.45[8]	12,112	41[10]
Class R4
02-28-2023[5]	10.66	0.15	(0.06)	0.09	(0.23)	(0.38)	(0.61)	10.14	1.03[6]	0.80[8]	0.38[8]	2.53[8]	6,064	10
08-31-2022	13.07	0.26	(1.88)	(1.62)	(0.21)	(0.58)	(0.79)	10.66	(13.30)	0.78	0.35	2.15	6,167	59
08-31-2021	11.62	0.20	1.88	2.08	(0.20)	(0.43)	(0.63)	13.07	18.50	0.76	0.34	1.67	7,251	41
08-31-2020	11.15	0.20	1.07	1.27	(0.28)	(0.52)	(0.80)	11.62	11.74	0.77	0.36	1.82	4,177	62
08-31-2019	11.86	0.27	(0.04)[11]	0.23	(0.27)	(0.67)	(0.94)	11.15	2.94	0.66	0.25	2.40	55	25
08-31-2018	11.72	0.26	0.62	0.88	(0.24)	(0.50)	(0.74)	11.86	7.72	0.67	0.25	2.20	53	23
Class R6
02-28-2023[5]	10.68	0.17	(0.07)	0.10	(0.26)	(0.38)	(0.64)	10.14	1.11[6]	0.45[8]	0.13[8]	2.76[8]	103,726	10
08-31-2022	13.09	0.28	(1.87)	(1.59)	(0.24)	(0.58)	(0.82)	10.68	(13.06)	0.43	0.10	2.39	85,455	59
08-31-2021	11.63	0.23	1.89	2.12	(0.23)	(0.43)	(0.66)	13.09	18.84	0.41	0.09	1.89	91,021	41
08-31-2020	11.15	0.27	1.03	1.30	(0.30)	(0.52)	(0.82)	11.63	11.98	0.42	0.10	2.45	43,689	62
08-31-2019	11.87	0.24	—[11,12]	0.24	(0.29)	(0.67)	(0.96)	11.15	3.05	0.41	0.08	2.23	17,092	25
08-31-2018	11.72	0.27	0.64	0.91	(0.26)	(0.50)	(0.76)	11.87	7.96	0.42	0.08	2.29	4,587	23
Class 1
02-28-2023[5]	10.67	0.16	(0.06)	0.10	(0.25)	(0.38)	(0.63)	10.14	1.16[6]	0.49[8]	0.17[8]	2.74[8]	271,225	10
08-31-2022	13.08	0.28	(1.88)	(1.60)	(0.23)	(0.58)	(0.81)	10.67	(13.10)	0.47	0.14	2.35	261,009	59
08-31-2021	11.62	0.24	1.88	2.12	(0.23)	(0.43)	(0.66)	13.08	18.81	0.45	0.13	1.94	273,108	41
08-31-2020	11.14	0.27	1.02	1.29	(0.29)	(0.52)	(0.81)	11.62	11.94	0.46	0.15	2.46	205,297	62
08-31-2019	11.86	0.28	(0.05)[11]	0.23	(0.28)	(0.67)	(0.95)	11.14	2.99	0.44	0.13	2.52	200,661	25
08-31-2018	11.72	0.27	0.63	0.90	(0.26)	(0.50)	(0.76)	11.86	7.83	0.46	0.13	2.26	215,247	23

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[11] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[12] Less than $0.005 per share.
40	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2020 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2020 Lifetime Blend Portfolio
Class A
02-28-2023[5]	10.19	0.14	(0.06)	0.08	(0.24)	(0.24)	(0.48)	9.79	0.81[6,7]	0.93[8]	0.58[8]	2.52[8]	77,512	11
08-31-2022	12.40	0.23	(1.65)	(1.42)	(0.20)	(0.59)	(0.79)	10.19	(12.31)[7]	0.94	0.57	2.16	58,199	54
08-31-2021[9]	12.04	0.01	0.35	0.36	—	—	—	12.40	2.99[6,7]	0.91[8]	0.55[8]	0.56[8]	8,174	48[10]
Class R4
02-28-2023[5]	10.18	0.15	(0.06)	0.09	(0.25)	(0.24)	(0.49)	9.78	0.96[6]	0.87[8]	0.43[8]	2.71[8]	3,548	11
08-31-2022	12.39	0.27	(1.67)	(1.40)	(0.22)	(0.59)	(0.81)	10.18	(12.17)	0.87	0.41	2.36	3,551	54
08-31-2021	11.34	0.22	1.44	1.66	(0.22)	(0.39)	(0.61)	12.39	15.08	0.86	0.40	1.89	5,186	48
08-31-2020	11.01	0.24	0.80	1.04	(0.29)	(0.42)	(0.71)	11.34	9.66	0.86	0.39	2.26	4,746	78
08-31-2019	11.48	0.24	0.13	0.37	(0.28)	(0.56)	(0.84)	11.01	4.12	0.75	0.29	2.25	101	24
08-31-2018	11.45	0.27	0.43	0.70	(0.26)	(0.41)	(0.67)	11.48	6.25	0.74	0.26	2.34	52	30
Class R6
02-28-2023[5]	10.21	0.16	(0.07)	0.09	(0.27)	(0.24)	(0.51)	9.79	1.01[6]	0.53[8]	0.18[8]	2.92[8]	51,744	11
08-31-2022	12.42	0.30	(1.67)	(1.37)	(0.25)	(0.59)	(0.84)	10.21	(11.92)	0.53	0.16	2.62	42,809	54
08-31-2021	11.36	0.25	1.45	1.70	(0.25)	(0.39)	(0.64)	12.42	15.41	0.51	0.14	2.12	47,943	48
08-31-2020	11.02	0.27	0.80	1.07	(0.31)	(0.42)	(0.73)	11.36	9.97	0.51	0.13	2.52	38,491	78
08-31-2019	11.49	0.27	0.12	0.39	(0.30)	(0.56)	(0.86)	11.02	4.32	0.47	0.10	2.54	9,368	24
08-31-2018	11.46	0.25	0.47	0.72	(0.28)	(0.41)	(0.69)	11.49	6.42	0.49	0.10	2.21	2,816	30
Class 1
02-28-2023[5]	10.20	0.16	(0.07)	0.09	(0.27)	(0.24)	(0.51)	9.78	0.97[6]	0.57[8]	0.22[8]	2.87[8]	113,439	11
08-31-2022	12.41	0.29	(1.67)	(1.38)	(0.24)	(0.59)	(0.83)	10.20	(11.96)	0.57	0.20	2.58	113,942	54
08-31-2021	11.35	0.25	1.44	1.69	(0.24)	(0.39)	(0.63)	12.41	15.37	0.55	0.19	2.11	137,412	48
08-31-2020	11.01	0.29	0.77	1.06	(0.30)	(0.42)	(0.72)	11.35	9.93	0.54	0.18	2.70	107,158	78
08-31-2019	11.48	0.30	0.08	0.38	(0.29)	(0.56)	(0.85)	11.01	4.27	0.50	0.15	2.73	124,872	24
08-31-2018	11.46	0.28	0.42	0.70	(0.27)	(0.41)	(0.68)	11.48	6.28	0.52	0.15	2.44	141,470	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	41

Financial highlights continued
2015 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2015 Lifetime Blend Portfolio
Class A
02-28-2023[5]	9.79	0.13	(0.06)	0.07	(0.24)	(0.19)	(0.43)	9.43	0.77[6,7]	1.09[8]	0.60[8]	2.57[8]	22,183	17
08-31-2022	11.76	0.24	(1.51)	(1.27)	(0.19)	(0.51)	(0.70)	9.79	(11.55)[7]	1.11	0.58	2.34	12,908	64
08-31-2021[9]	11.46	0.02	0.28	0.30	—	—	—	11.76	2.62[6,7]	1.12[8]	0.57[8]	0.81[8]	1,932	58[10]
Class R4
02-28-2023[5]	9.78	0.14	(0.07)	0.07	(0.25)	(0.19)	(0.44)	9.41	0.81[6]	1.04[8]	0.44[8]	2.72[8]	609	17
08-31-2022	11.75	0.27	(1.52)	(1.25)	(0.21)	(0.51)	(0.72)	9.78	(11.41)	1.06	0.42	2.50	592	64
08-31-2021	11.00	0.22	1.16	1.38	(0.21)	(0.42)	(0.63)	11.75	13.00	1.07	0.41	1.98	672	58
08-31-2020	10.82	0.22	0.67	0.89	(0.30)	(0.41)	(0.71)	11.00	8.45	1.11	0.40	2.12	1,582	99
08-31-2019	11.07	0.29	0.20	0.49	(0.29)	(0.45)	(0.74)	10.82	5.20	0.90	0.27	2.73	50	27
08-31-2018	11.18	0.27	0.28	0.55	(0.28)	(0.38)	(0.66)	11.07	5.01	0.96	0.27	2.47	52	28
Class R6
02-28-2023[5]	9.81	0.15	(0.07)	0.08	(0.28)	(0.19)	(0.47)	9.42	0.87[6]	0.69[8]	0.19[8]	2.89[8]	17,193	17
08-31-2022	11.77	0.30	(1.51)	(1.21)	(0.24)	(0.51)	(0.75)	9.81	(11.08)	0.71	0.17	2.76	17,101	64
08-31-2021	11.02	0.26	1.15	1.41	(0.24)	(0.42)	(0.66)	11.77	13.24	0.72	0.16	2.27	19,660	58
08-31-2020	10.82	0.28	0.64	0.92	(0.31)	(0.41)	(0.72)	11.02	8.81	0.76	0.14	2.63	15,783	99
08-31-2019	11.07	0.27	0.23	0.50	(0.30)	(0.45)	(0.75)	10.82	5.39	0.65	0.10	2.57	3,227	27
08-31-2018	11.18	0.31	0.26	0.57	(0.30)	(0.38)	(0.68)	11.07	5.17	0.71	0.11	2.80	880	28
Class 1
02-28-2023[5]	9.80	0.15	(0.06)	0.09	(0.28)	(0.19)	(0.47)	9.42	0.96[6]	0.73[8]	0.23[8]	2.91[8]	32,707	17
08-31-2022	11.77	0.30	(1.53)	(1.23)	(0.23)	(0.51)	(0.74)	9.80	(11.20)	0.75	0.22	2.74	32,841	64
08-31-2021	11.02	0.25	1.16	1.41	(0.24)	(0.42)	(0.66)	11.77	13.19	0.76	0.21	2.23	34,767	58
08-31-2020	10.82	0.29	0.63	0.92	(0.31)	(0.41)	(0.72)	11.02	8.76	0.80	0.19	2.72	28,901	99
08-31-2019	11.07	0.30	0.20	0.50	(0.30)	(0.45)	(0.75)	10.82	5.33	0.69	0.15	2.84	36,564	27
08-31-2018	11.18	0.28	0.28	0.56	(0.29)	(0.38)	(0.67)	11.07	5.12	0.75	0.16	2.56	42,181	28

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
42	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2010 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2010 Lifetime Blend Portfolio
Class A
02-28-2023[5]	9.67	0.14	(0.09)	0.05	(0.27)	(0.22)	(0.49)	9.23	0.64[6,7]	1.22[8]	0.61[8]	2.78[8]	8,109	23
08-31-2022	11.49	0.26	(1.42)	(1.16)	(0.21)	(0.45)	(0.66)	9.67	(10.72)[7]	1.26	0.60	2.55	3,404	69
08-31-2021[9]	11.23	0.04	0.22	0.26	—	—	—	11.49	2.32[6,7]	1.25[8]	0.59[8]	1.79[8]	79	62[10]
Class R4
02-28-2023[5]	9.66	0.14	(0.08)	0.06	(0.28)	(0.22)	(0.50)	9.22	0.80[6]	1.15[8]	0.44[8]	2.82[8]	217	23
08-31-2022	11.48	0.29	(1.43)	(1.14)	(0.23)	(0.45)	(0.68)	9.66	(10.58)	1.18	0.42	2.71	218	69
08-31-2021	10.84	0.24	0.96	1.20	(0.22)	(0.34)	(0.56)	11.48	11.36	1.16	0.40	2.14	241	62
08-31-2020	10.53	0.25	0.57	0.82	(0.27)	(0.24)	(0.51)	10.84	7.92	1.25	0.38	2.44	207	96
08-31-2019	10.81	0.29	0.25	0.54	(0.31)	(0.51)	(0.82)	10.53	5.91	1.07	0.28	2.84	50	35
08-31-2018	10.93	0.28	0.15	0.43	(0.28)	(0.27)	(0.55)	10.81	3.97	1.13	0.27	2.57	51	49
Class R6
02-28-2023[5]	9.68	0.15	(0.07)	0.08	(0.31)	(0.22)	(0.53)	9.23	0.96[6]	0.82[8]	0.21[8]	2.99[8]	6,457	23
08-31-2022	11.50	0.31	(1.42)	(1.11)	(0.26)	(0.45)	(0.71)	9.68	(10.34)	0.86	0.19	2.92	7,161	69
08-31-2021	10.86	0.26	0.96	1.22	(0.24)	(0.34)	(0.58)	11.50	11.57	0.84	0.18	2.33	7,176	62
08-31-2020	10.55	0.32	0.51	0.83	(0.28)	(0.24)	(0.52)	10.86	8.09	0.92	0.14	3.05	4,651	96
08-31-2019	10.83	0.28	0.28	0.56	(0.33)	(0.51)	(0.84)	10.55	6.10	0.82	0.11	2.77	2,172	35
08-31-2018	10.94	0.31	0.14	0.45	(0.29)	(0.27)	(0.56)	10.83	4.22	0.88	0.10	2.88	964	49
Class 1
02-28-2023[5]	9.67	0.15	(0.07)	0.08	(0.31)	(0.22)	(0.53)	9.22	0.92[6]	0.86[8]	0.25[8]	2.98[8]	33,315	23
08-31-2022	11.49	0.30	(1.41)	(1.11)	(0.26)	(0.45)	(0.71)	9.67	(10.38)	0.90	0.23	2.89	33,971	69
08-31-2021	10.85	0.26	0.95	1.21	(0.23)	(0.34)	(0.57)	11.49	11.53	0.88	0.22	2.32	33,215	62
08-31-2020	10.54	0.28	0.55	0.83	(0.28)	(0.24)	(0.52)	10.85	8.04	0.96	0.19	2.74	27,389	96
08-31-2019	10.82	0.30	0.25	0.55	(0.32)	(0.51)	(0.83)	10.54	6.05	0.86	0.16	2.95	24,556	35
08-31-2018	10.93	0.29	0.16	0.45	(0.29)	(0.27)	(0.56)	10.82	4.17	0.92	0.15	2.67	28,723	49

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	43

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, the Lifetime Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
Effective February 1, 2023, the portfolios changed their names as follows:
Current Portfolio Name	Former Portfolio Name
2065 Lifetime Blend Portfolio	Multi-Index 2065 Lifetime Portfolio
2060 Lifetime Blend Portfolio	Multi-Index 2060 Lifetime Portfolio
2055 Lifetime Blend Portfolio	Multi-Index 2055 Lifetime Portfolio
2050 Lifetime Blend Portfolio	Multi-Index 2050 Lifetime Portfolio
2045 Lifetime Blend Portfolio	Multi-Index 2045 Lifetime Portfolio
2040 Lifetime Blend Portfolio	Multi-Index 2040 Lifetime Portfolio
2035 Lifetime Blend Portfolio	Multi-Index 2035 Lifetime Portfolio
2030 Lifetime Blend Portfolio	Multi-Index 2030 Lifetime Portfolio
2025 Lifetime Blend Portfolio	Multi-Index 2025 Lifetime Portfolio
2020 Lifetime Blend Portfolio	Multi-Index 2020 Lifetime Portfolio
2015 Lifetime Blend Portfolio	Multi-Index 2015 Lifetime Portfolio
2010 Lifetime Blend Portfolio	Multi-Index 2010 Lifetime Portfolio
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these
44	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$14,715,692	$14,715,692	—	—
Unaffiliated investment companies	13,639,495	13,639,495	—	—
Common stocks	302	—	—	$302
U.S. Government and Agency obligations	570,552	—	$570,552	—
Warrants	163	163	—	—
Short-term investments	92,057	92,057	—	—
Total investments in securities	$29,018,261	$28,447,407	$570,552	$302

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$75,678,977	$75,678,977	—	—
Unaffiliated investment companies	67,816,003	67,816,003	—	—
Common stocks	2,343	—	—	$2,343
U.S. Government and Agency obligations	3,278,497	—	$3,278,497	—
Warrants	1,254	1,254	—	—
Short-term investments	5,713,689	5,713,689	—	—
Total investments in securities	$152,490,763	$149,209,923	$3,278,497	$2,343

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$148,721,338	$148,721,338	—	—
Unaffiliated investment companies	133,344,126	133,344,126	—	—
Common stocks	4,907	—	—	$4,907
U.S. Government and Agency obligations	6,476,331	—	$6,476,331	—
Warrants	2,627	2,627	—	—
Short-term investments	4,007,159	4,007,159	—	—
Total investments in securities	$292,556,488	$286,075,250	$6,476,331	$4,907

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	45

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2050 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$200,621,976	$200,621,976	—	—
Unaffiliated investment companies	179,153,743	179,153,743	—	—
Common stocks	6,726	—	—	$6,726
U.S. Government and Agency obligations	8,769,160	—	$8,769,160	—
Warrants	3,602	3,602	—	—
Short-term investments	5,060,828	5,060,828	—	—
Total investments in securities	$393,616,035	$384,840,149	$8,769,160	$6,726

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$243,664,876	$243,664,876	—	—
Unaffiliated investment companies	225,764,789	225,764,789	—	—
Common stocks	8,586	—	$1	$8,585
U.S. Government and Agency obligations	13,774,380	—	13,774,380	—
Warrants	4,595	4,595	—	—
Short-term investments	4,866,674	4,866,674	—	—
Total investments in securities	$488,083,900	$474,300,934	$13,774,381	$8,585

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$230,546,472	$230,546,472	—	—
Unaffiliated investment companies	253,380,772	253,380,772	—	—
Common stocks	8,274	—	$1	$8,273
U.S. Government and Agency obligations	24,564,082	—	24,564,082	—
Warrants	4,428	4,428	—	—
Short-term investments	11,334,434	11,334,434	—	—
Total investments in securities	$519,838,462	$495,266,106	$24,564,083	$8,273

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$243,398,326	$243,398,326	—	—
Unaffiliated investment companies	317,301,283	317,301,283	—	—
Common stocks	8,852	—	$1	$8,851
U.S. Government and Agency obligations	40,718,744	—	40,718,744	—
Warrants	4,738	4,738	—	—
Short-term investments	23,641,498	23,641,498	—	—
Total investments in securities	$625,073,441	$584,345,845	$40,718,745	$8,851

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$208,568,841	$208,568,841	—	—
Unaffiliated investment companies	340,980,407	340,980,407	—	—
Common stocks	7,933	—	—	$7,933
U.S. Government and Agency obligations	48,185,701	—	$48,185,701	—
Warrants	4,246	4,246	—	—
Short-term investments	24,126,150	24,126,150	—	—
Total investments in securities	$621,873,278	$573,679,644	$48,185,701	$7,933

46	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$132,755,493	$132,755,493	—	—
Unaffiliated investment companies	320,709,881	320,709,881	—	—
Common stocks	5,345	—	—	$5,345
U.S. Government and Agency obligations	43,634,356	—	$43,634,356	—
Warrants	2,862	2,862	—	—
Short-term investments	16,786,771	16,786,771	—	—
Total investments in securities	$513,894,708	$470,255,007	$43,634,356	$5,345

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$42,892,975	$42,892,975	—	—
Unaffiliated investment companies	181,438,514	181,438,514	—	—
Common stocks	1,652	—	—	$1,652
U.S. Government and Agency obligations	21,204,297	—	$21,204,297	—
Warrants	884	884	—	—
Short-term investments	16,248,774	16,248,774	—	—
Total investments in securities	$261,787,096	$240,581,147	$21,204,297	$1,652

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,953,384	$11,953,384	—	—
Unaffiliated investment companies	54,474,335	54,474,335	—	—
Common stocks	427	—	—	$427
U.S. Government and Agency obligations	6,141,443	—	$6,141,443	—
Warrants	229	229	—	—
Short-term investments	3,761,721	3,761,721	—	—
Total investments in securities	$76,331,539	$70,189,669	$6,141,443	$427

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,720,543	$5,720,543	—	—
Unaffiliated investment companies	38,146,408	38,146,408	—	—
Common stocks	227	—	—	$227
U.S. Government and Agency obligations	4,096,942	—	$4,096,942	—
Warrants	120	120	—	—
Short-term investments	3,178,787	3,178,787	—	—
Total investments in securities	$51,143,027	$47,045,858	$4,096,942	$227
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	47

portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2023:
Portfolio	Market value of securities on loan	Cash collateral received
2060 Lifetime Blend Portfolio	$5,040,695	$5,146,677
2055 Lifetime Blend Portfolio	2,856,258	2,913,396
2050 Lifetime Blend Portfolio	3,803,895	3,881,700
2045 Lifetime Blend Portfolio	4,271,973	4,378,225
2040 Lifetime Blend Portfolio	9,459,669	9,666,165
2035 Lifetime Blend Portfolio	20,783,421	21,445,034
2030 Lifetime Blend Portfolio	21,644,103	22,147,236
2025 Lifetime Blend Portfolio	15,986,110	16,345,431
2020 Lifetime Blend Portfolio	14,733,058	15,171,006
2015 Lifetime Blend Portfolio	3,189,462	3,267,653
2010 Lifetime Blend Portfolio	2,846,553	2,918,261
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
48	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2023 were as follows:
Portfolio	Commitment fee
2065 Lifetime Blend Portfolio	$1,506
2060 Lifetime Blend Portfolio	1,655
2055 Lifetime Blend Portfolio	1,836
2050 Lifetime Blend Portfolio	1,964
2045 Lifetime Blend Portfolio	2,094
2040 Lifetime Blend Portfolio	2,130
2035 Lifetime Blend Portfolio	2,249
2030 Lifetime Blend Portfolio	2,263
2025 Lifetime Blend Portfolio	2,145
2020 Lifetime Blend Portfolio	1,813
2015 Lifetime Blend Portfolio	1,576
2010 Lifetime Blend Portfolio	1,548
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2023, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
2065 Lifetime Blend Portfolio	$30,557,545	$5,931	$(1,545,215)	$(1,539,284)
2060 Lifetime Blend Portfolio	161,579,281	894,562	(9,983,080)	(9,088,518)
2055 Lifetime Blend Portfolio	310,676,791	2,852,156	(20,972,459)	(18,120,303)
2050 Lifetime Blend Portfolio	419,047,717	3,514,603	(28,946,285)	(25,431,682)
2045 Lifetime Blend Portfolio	521,143,606	4,983,916	(38,043,622)	(33,059,706)
2040 Lifetime Blend Portfolio	557,933,173	6,333,619	(44,428,330)	(38,094,711)
2035 Lifetime Blend Portfolio	674,598,026	8,102,815	(57,627,400)	(49,524,585)
2030 Lifetime Blend Portfolio	676,594,589	8,954,226	(63,675,537)	(54,721,311)
2025 Lifetime Blend Portfolio	558,998,671	7,226,936	(52,330,899)	(45,103,963)
2020 Lifetime Blend Portfolio	283,940,948	3,465,305	(25,619,157)	(22,153,852)
2015 Lifetime Blend Portfolio	82,248,105	731,735	(6,648,301)	(5,916,566)
2010 Lifetime Blend Portfolio	55,051,633	424,198	(4,332,804)	(3,908,606)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	49

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the portfolio and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
2065 Lifetime Blend Portfolio	0.31%
2060 Lifetime Blend Portfolio	0.31%
2055 Lifetime Blend Portfolio	0.31%
2050 Lifetime Blend Portfolio	0.31%
2045 Lifetime Blend Portfolio	0.31%
2040 Lifetime Blend Portfolio	0.31%
Portfolio	Expense limitation as a percentage of average net assets
2035 Lifetime Blend Portfolio	0.31%
2030 Lifetime Blend Portfolio	0.32%
2025 Lifetime Blend Portfolio	0.34%
2020 Lifetime Blend Portfolio	0.35%
2015 Lifetime Blend Portfolio	0.36%
2010 Lifetime Blend Portfolio	0.36%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
50	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

For the six months ended February 28, 2023, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R4	Class R6	Class 1	Total
2065 Lifetime Blend Portfolio	$7,394	$1,523	$4,067	$88,942	$101,926
2060 Lifetime Blend Portfolio	27,519	4,562	73,758	155,422	261,261
2055 Lifetime Blend Portfolio	51,257	8,222	130,843	257,126	447,448
2050 Lifetime Blend Portfolio	77,754	11,218	184,170	306,941	580,083
2045 Lifetime Blend Portfolio	91,974	11,162	210,799	393,677	707,612
2040 Lifetime Blend Portfolio	96,667	11,454	182,642	454,448	745,211
2035 Lifetime Blend Portfolio	110,450	15,832	196,054	553,288	875,624
2030 Lifetime Blend Portfolio	128,457	17,179	181,509	546,945	874,090
2025 Lifetime Blend Portfolio	160,767	9,687	147,568	417,518	735,540
2020 Lifetime Blend Portfolio	112,801	6,059	79,158	193,554	391,572
2015 Lifetime Blend Portfolio	41,225	1,463	38,996	80,287	161,971
2010 Lifetime Blend Portfolio	18,115	648	18,946	100,503	138,212
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
2065 Lifetime Blend Portfolio	0.00%
2060 Lifetime Blend Portfolio	0.00%
2055 Lifetime Blend Portfolio	0.00%
2050 Lifetime Blend Portfolio	0.00%
2045 Lifetime Blend Portfolio	0.00%
2040 Lifetime Blend Portfolio	0.00%
Portfolio	Net Annual Effective Rate
2035 Lifetime Blend Portfolio	0.00%
2030 Lifetime Blend Portfolio	0.02%
2025 Lifetime Blend Portfolio	0.06%
2020 Lifetime Blend Portfolio	0.08%
2015 Lifetime Blend Portfolio	0.00%
2010 Lifetime Blend Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2023, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2023:
Portfolio	Class R4
2065 Lifetime Blend Portfolio	$162
2060 Lifetime Blend Portfolio	1,124
2055 Lifetime Blend Portfolio	2,351
2050 Lifetime Blend Portfolio	3,363
2045 Lifetime Blend Portfolio	3,428
2040 Lifetime Blend Portfolio	3,512
Portfolio	Class R4
2035 Lifetime Blend Portfolio	$4,890
2030 Lifetime Blend Portfolio	5,276
2025 Lifetime Blend Portfolio	3,029
2020 Lifetime Blend Portfolio	1,752
2015 Lifetime Blend Portfolio	295
2010 Lifetime Blend Portfolio	107

SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	51

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2023:
	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio	2010 Lifetime Blend Portfolio
Total sales charges	$174	$77	$2,919	$683	$273	$393	$254	$413	$4,112	$8,220	$216
Retained for printing prospectus, advertising and sales literature	31	16	468	116	48	72	42	66	778	1,475	32
Sales commission to unrelated broker-dealers	143	61	2,451	567	225	321	212	347	3,334	6,745	184
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
2065 Lifetime Blend Portfolio	Class A	$2,356	$879
	Class R4	537	14
	Class R6	—	40
	Class 1	4,728	—
	Total	$7,621	$933
2060 Lifetime Blend Portfolio	Class A	$20,342	$7,605
	Class R4	3,921	101
	Class R6	—	1,631
	Class 1	19,159	—
	Total	$43,422	$9,337
2055 Lifetime Blend Portfolio	Class A	$43,871	$16,399
	Class R4	8,201	210
	Class R6	—	3,351
	Class 1	36,770	—
	Total	$88,842	$19,960
2050 Lifetime Blend Portfolio	Class A	$69,773	$26,074
	Class R4	11,732	301
	Class R6	—	4,945
	Class 1	46,010	—
	Total	$127,515	$31,320
2045 Lifetime Blend Portfolio	Class A	$84,423	$31,540
	Class R4	11,963	307
	Class R6	—	5,798
	Class 1	60,453	—
	Total	$156,839	$37,645
52	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
2040 Lifetime Blend Portfolio	Class A	$88,571	$33,100
	Class R4	12,248	314
	Class R6	—	5,008
	Class 1	69,647	—
	Total	$170,466	$38,422
2035 Lifetime Blend Portfolio	Class A	$102,006	$38,099
	Class R4	17,054	438
	Class R6	—	5,419
	Class 1	85,431	—
	Total	$204,491	$43,956
2030 Lifetime Blend Portfolio	Class A	$117,967	$44,024
	Class R4	18,402	472
	Class R6	—	4,989
	Class 1	83,986	—
	Total	$220,355	$49,485
2025 Lifetime Blend Portfolio	Class A	$150,240	$56,106
	Class R4	10,553	271
	Class R6	—	4,130
	Class 1	65,243	—
	Total	$226,036	$60,507
2020 Lifetime Blend Portfolio	Class A	$97,564	$36,426
	Class R4	6,056	157
	Class R6	—	2,049
	Class 1	27,979	—
	Total	$131,599	$38,632
2015 Lifetime Blend Portfolio	Class A	$24,808	$9,258
	Class R4	1,028	26
	Class R6	—	703
	Class 1	8,089	—
	Total	$33,925	$9,987
2010 Lifetime Blend Portfolio	Class A	$8,858	$3,310
	Class R4	352	10
	Class R6	—	280
	Class 1	8,289	—
	Total	$17,499	$3,600
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
2065 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	57,049	$624,094	151,573	$1,920,626
Distributions reinvested	1,756	18,985	572	7,752
Repurchased	(23,875)	(261,220)	(41,745)	(513,256)
Net increase	34,930	$381,859	110,400	$1,415,122
Class R4 shares
Sold	8,768	$96,252	12,481	$153,210
Distributions reinvested	367	3,961	268	3,627
Repurchased	(1,881)	(20,187)	(1,661)	(20,683)
Net increase	7,254	$80,026	11,088	$136,154
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	53

2065 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	217,190	$2,486,703	33,991	$428,587
Distributions reinvested	963	10,385	350	4,737
Repurchased	(2,556)	(28,635)	(2,586)	(29,188)
Net increase	215,597	$2,468,453	31,755	$404,136
Class 1 shares
Sold	757,123	$8,429,975	1,064,326	$13,266,019
Distributions reinvested	29,630	319,704	17,956	242,944
Repurchased	(88,552)	(959,252)	(81,589)	(969,567)
Net increase	698,201	$7,790,427	1,000,693	$12,539,396
Total net increase	955,982	$10,720,765	1,153,936	$14,494,808

2060 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	624,793	$7,926,659	1,031,950	$15,271,563
Distributions reinvested	71,008	851,383	18,220	287,333
Repurchased	(242,232)	(3,079,234)	(322,011)	(4,691,633)
Net increase	453,569	$5,698,808	728,159	$10,867,263
Class R4 shares
Sold	48,766	$615,509	60,105	$879,892
Distributions reinvested	11,628	139,187	5,822	91,759
Repurchased	(10,083)	(126,788)	(18,257)	(269,786)
Net increase	50,311	$627,908	47,670	$701,865
Class R6 shares
Sold	885,363	$11,237,054	1,197,746	$17,281,743
Distributions reinvested	195,841	2,342,254	86,966	1,368,847
Repurchased	(202,702)	(2,572,438)	(206,196)	(3,086,963)
Net increase	878,502	$11,006,870	1,078,516	$15,563,627
Class 1 shares
Sold	1,218,487	$15,522,673	1,658,463	$24,188,887
Distributions reinvested	408,422	4,888,811	228,007	3,591,110
Repurchased	(308,751)	(3,821,532)	(520,618)	(7,780,462)
Net increase	1,318,158	$16,589,952	1,365,852	$19,999,535
Total net increase	2,700,540	$33,923,538	3,220,197	$47,132,290

2055 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,602,919	$18,801,503	2,282,658	$31,254,816
Distributions reinvested	204,887	2,247,610	49,937	730,576
Repurchased	(541,936)	(6,320,957)	(681,733)	(9,159,210)
Net increase	1,265,870	$14,728,156	1,650,862	$22,826,182
Class R4 shares
Sold	38,241	$444,718	60,862	$818,555
Distributions reinvested	31,561	344,962	19,109	278,803
Repurchased	(11,060)	(128,851)	(39,399)	(530,270)
Net increase	58,742	$660,829	40,572	$567,088
54	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

2055 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,561,842	$18,310,389	2,109,442	$28,433,886
Distributions reinvested	528,072	5,771,830	246,554	3,597,228
Repurchased	(309,414)	(3,617,539)	(423,485)	(5,690,957)
Net increase	1,780,500	$20,464,680	1,932,511	$26,340,157
Class 1 shares
Sold	1,778,387	$20,779,796	2,658,282	$35,784,295
Distributions reinvested	1,022,098	11,181,753	556,255	8,121,327
Repurchased	(430,789)	(4,984,264)	(1,113,064)	(15,484,373)
Net increase	2,369,696	$26,977,285	2,101,473	$28,421,249
Total net increase	5,474,808	$62,830,950	5,725,418	$78,154,676

2050 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,216,364	$26,215,637	3,781,338	$52,344,612
Distributions reinvested	296,527	3,288,489	76,608	1,127,671
Repurchased	(861,348)	(10,133,050)	(1,024,589)	(13,717,967)
Net increase	1,651,543	$19,371,076	2,833,357	$39,754,316
Class R4 shares
Sold	44,705	$525,816	74,897	$1,022,521
Distributions reinvested	41,523	459,664	27,100	398,103
Repurchased	(20,524)	(239,625)	(33,441)	(470,624)
Net increase	65,704	$745,855	68,556	$950,000
Class R6 shares
Sold	1,904,259	$22,434,526	2,679,864	$35,990,805
Distributions reinvested	716,259	7,914,662	387,212	5,684,275
Repurchased	(312,625)	(3,655,749)	(796,175)	(11,042,620)
Net increase	2,307,893	$26,693,439	2,270,901	$30,632,460
Class 1 shares
Sold	2,322,677	$27,521,483	3,703,388	$50,645,660
Distributions reinvested	1,184,333	13,098,720	688,810	10,118,619
Repurchased	(648,376)	(7,498,965)	(1,113,593)	(15,554,242)
Net increase	2,858,634	$33,121,238	3,278,605	$45,210,037
Total net increase	6,883,774	$79,931,608	8,451,419	$116,546,813

2045 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,906,510	$33,817,871	4,264,119	$57,800,730
Distributions reinvested	396,903	4,314,339	93,151	1,350,686
Repurchased	(977,127)	(11,336,053)	(1,114,843)	(14,726,468)
Net increase	2,326,286	$26,796,157	3,242,427	$44,424,948
Class R4 shares
Sold	51,551	$594,997	72,121	$963,087
Distributions reinvested	46,121	499,496	29,067	420,017
Repurchased	(10,153)	(117,656)	(33,698)	(460,284)
Net increase	87,519	$976,837	67,490	$922,820
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	55

2045 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,920,729	$22,345,782	2,790,560	$37,339,112
Distributions reinvested	903,183	9,799,538	498,657	7,215,567
Repurchased	(399,955)	(4,725,190)	(795,592)	(10,857,689)
Net increase	2,423,957	$27,420,130	2,493,625	$33,696,990
Class 1 shares
Sold	2,635,552	$30,586,844	4,153,796	$56,636,572
Distributions reinvested	1,673,748	18,160,164	996,597	14,420,758
Repurchased	(714,621)	(8,286,439)	(1,589,821)	(22,003,202)
Net increase	3,594,679	$40,460,569	3,560,572	$49,054,128
Total net increase	8,432,441	$95,653,693	9,364,114	$128,098,886

2040 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,205,930	$36,805,284	4,828,308	$64,716,006
Distributions reinvested	402,866	4,330,814	110,981	1,582,588
Repurchased	(1,101,982)	(12,560,525)	(1,380,308)	(17,831,885)
Net increase	2,506,814	$28,575,573	3,558,981	$48,466,709
Class R4 shares
Sold	37,164	$423,140	64,847	$854,892
Distributions reinvested	45,099	483,909	30,987	441,248
Repurchased	(26,940)	(303,813)	(22,724)	(292,179)
Net increase	55,323	$603,236	73,110	$1,003,961
Class R6 shares
Sold	2,085,257	$23,953,482	2,606,711	$34,577,830
Distributions reinvested	758,983	8,136,302	448,354	6,380,074
Repurchased	(489,215)	(5,604,484)	(861,684)	(11,471,487)
Net increase	2,355,025	$26,485,300	2,193,381	$29,486,417
Class 1 shares
Sold	2,772,026	$31,595,230	5,314,115	$70,895,716
Distributions reinvested	1,860,010	19,939,303	1,166,867	16,604,511
Repurchased	(966,654)	(11,058,145)	(1,838,086)	(24,843,283)
Net increase	3,665,382	$40,476,388	4,642,896	$62,656,944
Total net increase	8,582,544	$96,140,497	10,468,368	$141,614,031

2035 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,324,033	$37,022,344	5,621,140	$73,148,702
Distributions reinvested	457,229	4,782,617	122,118	1,685,233
Repurchased	(1,214,200)	(13,473,561)	(1,317,648)	(16,589,959)
Net increase	2,567,062	$28,331,400	4,425,610	$58,243,976
Class R4 shares
Sold	62,793	$692,415	89,252	$1,147,502
Distributions reinvested	63,386	662,378	42,969	592,118
Repurchased	(10,261)	(115,252)	(41,914)	(551,008)
Net increase	115,918	$1,239,541	90,307	$1,188,612
56	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

2035 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	2,693,932	$29,908,556	2,905,396	$37,996,786
Distributions reinvested	813,919	8,497,312	521,137	7,176,056
Repurchased	(699,092)	(7,803,242)	(1,414,146)	(18,541,150)
Net increase	2,808,759	$30,602,626	2,012,387	$26,631,692
Class 1 shares
Sold	4,198,532	$46,605,740	7,106,370	$93,450,322
Distributions reinvested	2,291,962	23,951,005	1,434,823	19,771,865
Repurchased	(1,119,187)	(12,388,573)	(1,969,255)	(25,577,202)
Net increase	5,371,307	$58,168,172	6,571,938	$87,644,985
Total net increase	10,863,046	$118,341,739	13,100,242	$173,709,265

2030 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,865,049	$41,627,948	6,690,990	$84,299,623
Distributions reinvested	552,493	5,618,858	160,242	2,131,223
Repurchased	(1,203,856)	(12,924,659)	(1,479,772)	(18,101,620)
Net increase	3,213,686	$34,322,147	5,371,460	$68,329,226
Class R4 shares
Sold	49,758	$536,609	105,226	$1,292,534
Distributions reinvested	72,996	741,644	50,754	674,010
Repurchased	(8,973)	(96,720)	(49,106)	(608,244)
Net increase	113,781	$1,181,533	106,874	$1,358,300
Class R6 shares
Sold	3,463,735	$37,263,380	3,049,049	$39,326,904
Distributions reinvested	795,459	8,073,904	519,089	6,893,497
Repurchased	(849,326)	(9,088,976)	(1,597,246)	(20,284,525)
Net increase	3,409,868	$36,248,308	1,970,892	$25,935,876
Class 1 shares
Sold	3,363,124	$36,268,836	7,256,098	$93,065,753
Distributions reinvested	2,390,039	24,258,898	1,699,964	22,558,522
Repurchased	(1,617,797)	(17,302,442)	(4,340,436)	(54,186,383)
Net increase	4,135,366	$43,225,292	4,615,626	$61,437,892
Total net increase	10,872,701	$114,977,280	12,064,852	$157,061,294

2025 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,629,230	$47,853,427	8,964,742	$107,493,382
Distributions reinvested	597,214	5,900,225	217,482	2,720,694
Repurchased	(1,660,733)	(17,256,064)	(2,094,939)	(24,193,311)
Net increase	3,565,711	$36,497,588	7,087,285	$86,020,765
Class R4 shares
Sold	42,849	$439,461	56,268	$670,756
Distributions reinvested	35,557	350,594	35,187	439,487
Repurchased	(58,889)	(607,665)	(67,868)	(797,963)
Net increase	19,517	$182,390	23,587	$312,280
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	57

2025 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	2,272,413	$23,541,934	2,344,740	$28,512,002
Distributions reinvested	584,433	5,762,510	473,920	5,919,258
Repurchased	(633,431)	(6,506,319)	(1,771,014)	(21,444,639)
Net increase	2,223,415	$22,798,125	1,047,646	$12,986,621
Class 1 shares
Sold	3,086,516	$31,666,146	5,872,777	$71,393,435
Distributions reinvested	1,601,586	15,775,618	1,450,401	18,101,006
Repurchased	(2,396,430)	(24,850,671)	(3,744,206)	(44,911,878)
Net increase	2,291,672	$22,591,093	3,578,972	$44,582,563
Total net increase	8,100,315	$82,069,196	11,737,490	$143,902,229

2020 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,962,251	$29,505,436	6,274,259	$70,907,824
Distributions reinvested	333,258	3,189,276	164,239	1,931,447
Repurchased	(1,091,088)	(10,803,046)	(1,388,342)	(15,080,613)
Net increase	2,204,421	$21,891,666	5,050,156	$57,758,658
Class R4 shares
Sold	22,473	$225,710	30,927	$350,822
Distributions reinvested	18,149	173,321	26,637	312,715
Repurchased	(26,433)	(262,089)	(127,367)	(1,410,374)
Net increase (decrease)	14,189	$136,942	(69,803)	$(746,837)
Class R6 shares
Sold	1,453,939	$14,604,279	1,352,596	$15,874,812
Distributions reinvested	253,006	2,418,735	290,526	3,413,680
Repurchased	(614,750)	(6,045,262)	(1,309,694)	(14,920,811)
Net increase	1,092,195	$10,977,752	333,428	$4,367,681
Class 1 shares
Sold	1,381,498	$13,756,542	3,046,331	$35,200,654
Distributions reinvested	589,051	5,625,442	777,215	9,116,734
Repurchased	(1,545,875)	(15,348,289)	(3,723,421)	(42,865,117)
Net increase	424,674	$4,033,695	100,125	$1,452,271
Total net increase	3,735,479	$37,040,055	5,413,906	$62,831,773

2015 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,079,922	$10,311,099	1,412,093	$15,323,547
Distributions reinvested	88,460	817,368	38,165	426,685
Repurchased	(133,483)	(1,273,961)	(296,454)	(3,156,200)
Net increase	1,034,899	$9,854,506	1,153,804	$12,594,032
Class R4 shares
Sold	1,939	$18,522	3,674	$39,861
Distributions reinvested	2,913	26,858	3,746	41,807
Repurchased	(584)	(5,743)	(4,171)	(42,522)
Net increase	4,268	$39,637	3,249	$39,146
58	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

2015 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	379,149	$3,605,552	306,980	$3,245,344
Distributions reinvested	76,690	707,085	111,171	1,240,663
Repurchased	(374,680)	(3,518,582)	(344,081)	(3,627,799)
Net increase	81,159	$794,055	74,070	$858,208
Class 1 shares
Sold	623,641	$5,926,967	1,699,585	$19,045,153
Distributions reinvested	166,242	1,532,748	234,739	2,619,689
Repurchased	(666,867)	(6,468,124)	(1,538,032)	(16,662,928)
Net increase	123,016	$991,591	396,292	$5,001,914
Total net increase	1,243,342	$11,679,789	1,627,415	$18,493,300

2010 Lifetime Blend Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	560,314	$5,356,915	528,825	$5,601,204
Distributions reinvested	44,661	405,522	11,747	128,277
Repurchased	(78,852)	(741,155)	(195,471)	(2,013,855)
Net increase	526,123	$5,021,282	345,101	$3,715,626
Class R4 shares
Sold	344	$3,252	759	$8,011
Distributions reinvested	990	8,971	1,019	11,105
Repurchased	(382)	(3,694)	(189)	(2,149)
Net increase	952	$8,529	1,589	$16,967
Class R6 shares
Sold	165,552	$1,552,066	227,283	$2,304,712
Distributions reinvested	35,193	318,850	39,714	433,284
Repurchased	(240,553)	(2,234,274)	(151,040)	(1,566,825)
Net increase (decrease)	(39,808)	$(363,358)	115,957	$1,171,171
Class 1 shares
Sold	738,626	$6,888,515	2,088,283	$22,923,500
Distributions reinvested	190,809	1,726,825	202,323	2,205,321
Repurchased	(828,051)	(7,877,676)	(1,667,739)	(18,414,244)
Net increase	101,384	$737,664	622,867	$6,714,577
Total net increase	588,651	$5,404,117	1,085,514	$11,618,341
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
2065 Lifetime Blend Portfolio	A	2%
2065 Lifetime Blend Portfolio	R4	15%
2065 Lifetime Blend Portfolio	R6	2%
2065 Lifetime Blend Portfolio	1	100%
2060 Lifetime Blend Portfolio	1	100%
2055 Lifetime Blend Portfolio	1	100%
2050 Lifetime Blend Portfolio	1	100%
2045 Lifetime Blend Portfolio	1	100%
2040 Lifetime Blend Portfolio	1	100%
2035 Lifetime Blend Portfolio	1	100%
2030 Lifetime Blend Portfolio	1	100%
2025 Lifetime Blend Portfolio	1	100%
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	59

Portfolio	Class	% by Class
2020 Lifetime Blend Portfolio	1	100%
2015 Lifetime Blend Portfolio	1	100%
2010 Lifetime Blend Portfolio	R4	20%
2010 Lifetime Blend Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2023:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2065 Lifetime Blend Portfolio	$308,273	$11,819,009	$61,858	$1,292,837
2060 Lifetime Blend Portfolio	1,477,811	32,783,022	411,446	5,673,709
2055 Lifetime Blend Portfolio	2,789,523	54,685,814	840,540	8,728,412
2050 Lifetime Blend Portfolio	3,754,541	71,858,608	1,139,365	12,495,655
2045 Lifetime Blend Portfolio	6,063,817	83,833,936	1,756,258	16,809,866
2040 Lifetime Blend Portfolio	9,976,059	86,484,596	3,426,540	21,244,909
2035 Lifetime Blend Portfolio	17,049,335	106,328,838	5,516,035	27,155,334
2030 Lifetime Blend Portfolio	16,600,854	110,476,595	7,464,473	33,465,489
2025 Lifetime Blend Portfolio	13,947,976	93,267,947	7,356,061	37,883,103
2020 Lifetime Blend Portfolio	6,490,469	47,325,469	3,725,112	20,704,978
2015 Lifetime Blend Portfolio	1,934,097	18,911,838	1,297,974	9,783,473
2010 Lifetime Blend Portfolio	1,123,355	13,007,493	868,860	9,540,283
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2023, the portfolios did not hold 5% or more of the net assets of any affiliated underlying funds.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Lifetime Blend Portfolio
International Strategic Equity Allocation	768,894	$4,053,967	$2,856,646	$(264,921)	$(42,737)	$278,643	$114,431	—	$6,881,598
John Hancock Collateral Trust	9,210	33,314	2,835,876	(2,778,749)	1,490	126	1,872	—	92,057
U.S. Sector Rotation	934,856	5,297,792	2,930,076	(289,426)	(51,375)	(52,973)	62,967	$109,774	7,834,094
					$(92,622)	$225,796	$179,270	$109,774	$14,807,749
2060 Lifetime Blend Portfolio
International Strategic Equity Allocation	3,835,385	$26,510,662	$7,232,066	$(932,010)	$(112,699)	$1,628,681	$696,853	—	$34,326,700
John Hancock Collateral Trust*	571,626	1,196,461	20,587,546	(16,077,916)	7,624	(26)	7,971	—	5,713,689
U.S. Sector Rotation	4,934,639	34,485,826	8,970,690	(1,418,881)	(234,881)	(450,477)	378,107	$659,166	41,352,277
					$(339,956)	$1,178,178	$1,082,931	$659,166	$81,392,666
2055 Lifetime Blend Portfolio
International Strategic Equity Allocation	7,530,613	$54,047,959	$11,774,801	$(1,376,188)	$(142,080)	$3,094,497	$1,386,095	—	$67,398,989
60	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	400,896	$2,399,817	$53,752,905	$(52,145,629)	$445	$(379)	$18,207	—	$4,007,159
U.S. Sector Rotation	9,704,338	69,856,392	15,181,298	(2,352,837)	(361,297)	(1,001,207)	743,778	$1,296,650	81,322,349
					$(502,932)	$2,092,911	$2,148,080	$1,296,650	$152,728,497
2050 Lifetime Blend Portfolio
International Strategic Equity Allocation	10,118,748	$73,317,240	$15,055,127	$(1,785,492)	$(174,639)	$4,150,562	$1,874,887	—	$90,562,798
John Hancock Collateral Trust*	506,311	3,305,426	82,764,438	(81,009,276)	1,160	(920)	29,651	—	5,060,828
U.S. Sector Rotation	13,133,553	95,037,243	19,860,235	(2,927,902)	(452,272)	(1,458,126)	1,014,255	$1,768,182	110,059,178
					$(625,751)	$2,691,516	$2,918,793	$1,768,182	$205,682,804
2045 Lifetime Blend Portfolio
International Strategic Equity Allocation	12,242,626	$90,997,818	$16,530,708	$(2,886,077)	$(242,898)	$5,171,956	$2,303,351	—	$109,571,507
John Hancock Collateral Trust*	486,887	4,627,757	115,500,260	(115,262,145)	1,206	(404)	37,947	—	4,866,674
U.S. Sector Rotation	16,001,595	117,687,686	21,262,248	(2,475,148)	(341,166)	(2,040,251)	1,241,131	$2,163,701	134,093,369
					$(582,858)	$3,131,301	$3,582,429	$2,163,701	$248,531,550
2040 Lifetime Blend Portfolio
International Strategic Equity Allocation	11,623,284	$87,123,538	$15,484,486	$(3,157,481)	$(298,764)	$4,876,612	$2,160,429	—	$104,028,391
John Hancock Collateral Trust*	1,133,954	10,485,441	94,398,861	(93,550,111)	900	(657)	50,259	—	11,334,434
U.S. Sector Rotation	15,097,623	113,458,153	18,827,626	(3,484,508)	(486,940)	(1,796,250)	1,184,618	$2,065,180	126,518,081
					$(784,804)	$3,079,705	$3,395,306	$2,065,180	$241,880,906
2035 Lifetime Blend Portfolio
International Strategic Equity Allocation	12,257,131	$91,933,512	$18,017,569	$(5,209,581)	$(547,020)	$5,506,846	$2,317,856	—	$109,701,326
John Hancock Collateral Trust*	2,365,214	13,301,301	202,722,916	(192,384,820)	2,654	(553)	64,521	—	23,641,498
U.S. Sector Rotation	15,954,296	119,439,332	20,179,410	(3,583,531)	(482,491)	(1,855,720)	1,261,652	$2,199,476	133,697,000
					$(1,026,857)	$3,650,573	$3,644,029	$2,199,476	$267,039,824
2030 Lifetime Blend Portfolio
International Strategic Equity Allocation	10,610,127	$80,189,656	$14,971,748	$(4,421,803)	$(422,485)	$4,643,522	$1,993,225	—	$94,960,638
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	61

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,413,701	$51,231,732	$189,994,864	$(217,097,447)	$(2,998)	$(1)	$146,441	—	$24,126,150
U.S. Sector Rotation	13,557,065	104,091,815	15,857,946	(4,326,674)	(635,382)	(1,379,502)	1,065,962	$1,858,323	113,608,203
					$(1,060,865)	$3,264,019	$3,205,628	$1,858,323	$232,694,991
2025 Lifetime Blend Portfolio
International Strategic Equity Allocation	6,942,335	$53,994,416	$9,225,509	$(4,134,595)	$(398,736)	$3,447,306	$1,349,582	—	$62,133,900
John Hancock Collateral Trust*	1,679,433	20,685,388	227,822,179	(231,721,211)	(505)	920	147,048	—	16,786,771
U.S. Sector Rotation	8,427,398	70,157,373	10,683,244	(9,100,283)	(1,358,540)	239,799	726,925	$1,267,271	70,621,593
					$(1,757,781)	$3,688,025	$2,223,555	$1,267,271	$149,542,264
2020 Lifetime Blend Portfolio
International Strategic Equity Allocation	2,204,440	$17,151,167	$3,669,206	$(1,980,724)	$(257,608)	$1,147,693	$418,765	—	$19,729,734
John Hancock Collateral Trust*	1,625,609	15,679,528	183,833,118	(183,261,856)	(2,857)	841	90,707	—	16,248,774
U.S. Sector Rotation	2,764,110	22,378,565	4,799,330	(3,634,683)	(542,494)	162,523	231,556	$403,680	23,163,241
					$(802,959)	$1,311,057	$741,028	$403,680	$59,141,749
2015 Lifetime Blend Portfolio
International Strategic Equity Allocation	606,035	$4,614,594	$1,236,823	$(668,266)	$(105,651)	$346,512	$112,385	—	$5,424,012
John Hancock Collateral Trust*	376,341	4,079,591	72,111,202	(72,430,377)	711	594	29,582	—	3,761,721
U.S. Sector Rotation	779,161	5,979,185	1,915,240	(1,282,377)	(190,258)	107,582	61,547	$107,297	6,529,372
					$(295,198)	$454,688	$203,514	$107,297	$15,715,105
2010 Lifetime Blend Portfolio
International Strategic Equity Allocation	284,442	$2,334,904	$645,254	$(550,990)	$(87,005)	$203,589	$55,854	—	$2,545,752
John Hancock Collateral Trust*	318,022	5,583,186	69,474,101	(71,879,730)	1,055	175	29,522	—	3,178,787
U.S. Sector Rotation	378,853	3,027,459	995,258	(797,007)	(118,550)	67,631	30,412	$53,018	3,174,791
					$(204,500)	$271,395	$115,788	$53,018	$8,899,330

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
62	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	63

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Geoffrey Kelley, CFA1
David Kobuszewski, CFA1
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective January 1, 2023, Geoffrey Kelley and David Kobuszewski were added as portfolio managers of the portfolios.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
64	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifetime Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780179	RL2SA2/23
4/23

Semiannual report
John Hancock
Lifestyle Blend Portfolios (formerly John Hancock Multi-Index Lifestyle Portfolios)
Asset allocation
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities posted slightly positive returns during the six months ended February 28, 2023. A modest downturn in inflation prompted investors to look ahead to the point at which the U.S. Federal Reserve (Fed) and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. As the period ended, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the Fed and other central banks would need to continue raising interest rates.
Bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Lifestyle Blend Portfolios

2	Lifestyle Blend Portfolios at a glance
5	Portfolio summary
7	Your expenses
9	Portfolios’ investments
14	Financial statements
18	Financial highlights
23	Notes to financial statements
34	Special shareholder meeting
35	More information
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	1

Lifestyle Blend Portfolios at a glance
PORTFOLIO ALLOCATION AS OF 2/28/2023 (% of net assets)

Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
2	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

Lifestyle Blend Aggressive Portfolio
Lifestyle Blend Growth Portfolio
Lifestyle Blend Balanced Portfolio
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	3

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

Lifestyle Blend Moderate Portfolio
Lifestyle Blend Conservative Portfolio
Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index.
The Morningstar U.S. Aggressive Target Allocation Index seeks 92.5% exposure to global equity markets.
The Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.
The Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets.
The Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.
The Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.
4	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
Lifestyle Blend Aggressive Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	56.4
Equity	56.4
Large blend	30.7
International equity	25.7
Unaffiliated investment companies	42.5
Equity	41.3
Fixed income	1.2
U.S. Government	1.1
Lifestyle Blend Growth Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	44.3
Equity	44.3
Large blend	24.3
International equity	20.0
Unaffiliated investment companies	51.7
Equity	36.4
Fixed income	15.3
U.S. Government	4.0
Lifestyle Blend Balanced Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	32.5
Equity	32.5
Large blend	17.7
International equity	14.8
Unaffiliated investment companies	59.7
Fixed income	31.1
Equity	28.6
U.S. Government	7.8
Lifestyle Blend Moderate Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	20.7
Equity	20.7
Large blend	11.1
International equity	9.6
Unaffiliated investment companies	71.3
Fixed income	51.2
Equity	20.1
U.S. Government	8.0
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	5

Lifestyle Blend Conservative Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	8.5
Equity	8.5
Large blend	4.4
International equity	4.1
Unaffiliated investment companies	82.9
Fixed income	70.5
Equity	12.4
U.S. Government	8.5
Short-term investments and other	0.1
6	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Your expenses
As a shareholder of a John Hancock Funds II Lifestyle Blend Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2022 through February 28, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
Lifestyle Blend Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,029.00	$3.52	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Class R6	Actual expenses/actual returns	1,000.00	1,031.70	1.46	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Class 1	Actual expenses/actual returns	1,000.00	1,031.20	1.71	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Lifestyle Blend Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,022.20	$3.71	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Class R6	Actual expenses/actual returns	1,000.00	1,024.80	1.71	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Class 1	Actual expenses/actual returns	1,000.00	1,024.40	1.91	0.38%
	Hypothetical example	1,000.00	1,022.90	1.91	0.38%
Lifestyle Blend Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,014.20	$4.00	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class R6	Actual expenses/actual returns	1,000.00	1,016.50	1.95	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Class 1	Actual expenses/actual returns	1,000.00	1,015.40	2.20	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	7

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
Lifestyle Blend Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,008.80	$4.28	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class R6	Actual expenses/actual returns	1,000.00	1,011.00	2.24	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Class 1	Actual expenses/actual returns	1,000.00	1,010.80	2.49	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Lifestyle Blend Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,005.30	$4.52	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class R6	Actual expenses/actual returns	1,000.00	1,007.40	2.54	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class 1	Actual expenses/actual returns	1,000.00	1,007.20	2.74	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
8	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.4%
Equity - 56.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,357,825	$119,552,537
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,051,633	142,892,681

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $294,500,663)		$262,445,218
UNAFFILIATED INVESTMENT COMPANIES - 42.5%
Equity - 41.3%
Fidelity Mid Cap Index Fund	2,354,952	64,502,123
Fidelity Small Cap Index Fund	1,576,859	36,945,819
Financial Select Sector SPDR Fund	197,445	7,052,735
iShares Global Infrastructure ETF	50,211	2,335,816
iShares MSCI Global Min Vol Factor ETF	78,310	7,282,047
Vanguard Dividend Appreciation ETF	36,323	5,520,370
Vanguard Energy ETF (C)	60,643	7,070,974
Vanguard FTSE All World ex-US Small-Cap ETF	42,412	4,593,220
Vanguard FTSE Emerging Markets ETF	437,024	17,227,486
Vanguard Global ex-U.S. Real Estate ETF	56,083	2,340,904
Vanguard Health Care ETF	29,686	6,969,085
Vanguard Information Technology ETF (C)	6,717	2,365,190
Vanguard Materials ETF	26,244	4,760,137
Vanguard Real Estate ETF	81,854	7,016,525
Vanguard S&P 500 ETF	43,451	15,820,944
Fixed income - 1.2%
Vanguard Emerging Markets Government Bond ETF	40,099	2,463,683
Vanguard Intermediate-Term Corporate Bond ETF	12,570	979,957
Vanguard Total Bond Market ETF	13,624	981,882
Xtrackers USD High Yield Corporate Bond ETF	36,234	1,237,391

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $195,127,786)		$197,466,288
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
Health care - 0.0%
NMC Health PLC (E)	360	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	736	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,529	10,288
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	1,272

TOTAL COMMON STOCKS (Cost $11,582)		$11,561
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	$620,000	$208,628
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	4,628,000	1,574,612
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	5,978,000	2,109,062
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	3,549,000	1,302,596

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,676,181)		$5,194,898
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	7,589	58
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	3,795	21
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	4,881	5,700
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	378	46
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	417	63
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	833	278
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	173	21

TOTAL WARRANTS (Cost $4,400)		$6,188
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 4.5832% (G)(H)	185,459	1,853,753

TOTAL SHORT-TERM INVESTMENTS (Cost $1,853,709)		$1,853,753
Total investments (Cost $498,174,321) - 100.4%		$466,977,906
Other assets and liabilities, net - (0.4%)		(1,647,440)
TOTAL NET ASSETS - 100.0%		$465,330,466
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.3%
Equity - 44.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,048,134	$206,280,803
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,883,525	250,423,943

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $512,270,788)		$456,704,746
UNAFFILIATED INVESTMENT COMPANIES - 51.7%
Equity - 36.4%
Fidelity Mid Cap Index Fund	4,190,988	114,791,175
Fidelity Small Cap Index Fund	2,856,190	66,920,541
Financial Select Sector SPDR Fund	365,309	13,048,837
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	9

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
iShares Global Infrastructure ETF	94,016	$4,373,624
iShares MSCI Global Min Vol Factor ETF	393,013	36,546,279
Vanguard Dividend Appreciation ETF	168,212	25,564,860
Vanguard Energy ETF	113,030	13,179,298
Vanguard FTSE All World ex-US Small-Cap ETF	47,809	5,177,715
Vanguard FTSE Developed Markets ETF (C)	134,886	5,957,915
Vanguard FTSE Emerging Markets ETF	701,252	27,643,354
Vanguard Global ex-U.S. Real Estate ETF	104,709	4,370,554
Vanguard Health Care ETF	54,442	12,780,804
Vanguard Information Technology ETF	14,827	5,220,883
Vanguard Materials ETF	49,218	8,927,161
Vanguard Real Estate ETF	153,438	13,152,705
Vanguard S&P 500 ETF	46,819	17,047,266
Fixed income - 15.3%
Invesco Senior Loan ETF (C)	741,375	15,531,806
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	193,317	4,722,734
Vanguard Emerging Markets Government Bond ETF	347,311	21,338,788
Vanguard Intermediate-Term Corporate Bond ETF	625,304	48,748,700
Vanguard Short-Term Bond ETF	20,373	1,531,438
Vanguard Short-Term Corporate Bond ETF	87,095	6,556,512
Vanguard Total Bond Market ETF	520,333	37,500,399
Xtrackers USD High Yield Corporate Bond ETF	651,729	22,256,545

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $535,764,762)		$532,889,893
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	0
Health care - 0.0%
NMC Health PLC (E)	609	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	1,245	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,587	17,400
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	2,152

TOTAL COMMON STOCKS (Cost $19,587)		$19,553
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,647,619	1,612,221
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,609,281	4,427,430
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,488,957	4,246,667
LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,685,430	$5,313,323
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	3,300,000	1,110,437
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	22,168,000	7,542,353
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	28,624,000	10,098,659
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	17,005,000	6,241,378

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $49,393,837)		$40,592,468
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	12,835	98
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	6,418	36
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	8,254	9,640
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	11	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	640	77
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	706	107
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	1,408	470
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	293	35

TOTAL WARRANTS (Cost $7,440)		$10,465
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
John Hancock Collateral Trust, 4.5832% (G)(H)	2,296,391	22,953,572

TOTAL SHORT-TERM INVESTMENTS (Cost $22,949,581)		$22,953,572
Total investments (Cost $1,120,405,995) - 102.2%		$1,053,170,697
Other assets and liabilities, net - (2.2%)		(22,705,757)
TOTAL NET ASSETS - 100.0%		$1,030,464,940
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 32.5%
Equity - 32.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,520,814	$156,811,288
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	22,404,905	187,753,104

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $384,279,291)		$344,564,392
UNAFFILIATED INVESTMENT COMPANIES - 59.7%
Equity - 28.6%
Fidelity Mid Cap Index Fund	3,125,789	85,615,368
Fidelity Small Cap Index Fund	2,191,484	51,346,482
10	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Select Sector SPDR Fund	299,397	$10,694,461
iShares Global Infrastructure ETF	71,645	3,332,925
iShares MSCI Global Min Vol Factor ETF	494,798	46,011,266
Vanguard Dividend Appreciation ETF	212,029	32,224,167
Vanguard Energy ETF	85,197	9,933,970
Vanguard FTSE Developed Markets ETF (C)	134,733	5,951,157
Vanguard FTSE Emerging Markets ETF	438,230	17,275,027
Vanguard Global ex-U.S. Real Estate ETF	79,899	3,334,984
Vanguard Health Care ETF	44,734	10,501,754
Vanguard Information Technology ETF	15,136	5,329,688
Vanguard Materials ETF	37,260	6,758,219
Vanguard Real Estate ETF	115,913	9,936,062
Vanguard S&P 500 ETF	13,090	4,766,200
Fixed income - 31.1%
Invesco Senior Loan ETF (C)	1,592,259	33,357,826
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	385,089	9,407,724
Vanguard Emerging Markets Government Bond ETF	700,570	43,043,021
Vanguard Intermediate-Term Corporate Bond ETF	1,296,626	101,084,964
Vanguard Short-Term Bond ETF (C)	69,493	5,223,789
Vanguard Short-Term Corporate Bond ETF	236,584	17,810,044
Vanguard Total Bond Market ETF	994,770	71,693,074
Xtrackers USD High Yield Corporate Bond ETF	1,413,737	48,279,119

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $654,757,590)		$632,911,291
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
Health care - 0.0%
NMC Health PLC (E)	440	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	900	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,870	12,576
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	1,555

TOTAL COMMON STOCKS (Cost $14,156)		$14,132
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.8%
U.S. Government - 7.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$3,736,519	3,656,242
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	10,456,207	10,043,677
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	10,187,872	9,637,985
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	12,900,502	$12,056,174
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	6,520,000	2,193,955
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	42,253,000	14,375,993
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	54,524,000	19,236,280
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	32,397,000	11,890,733

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $101,298,600)		$83,091,039
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	9,277	71
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	4,638	26
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	5,966	6,968
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	8	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	462	56
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	510	77
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	1,018	340
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	212	25

TOTAL WARRANTS (Cost $5,378)		$7,564
SHORT-TERM INVESTMENTS - 4.6%
Short-term funds - 4.6%
John Hancock Collateral Trust, 4.5832% (G)(H)	4,900,300	48,980,945

TOTAL SHORT-TERM INVESTMENTS (Cost $48,981,800)		$48,980,945
Total investments (Cost $1,189,336,815) - 104.6%		$1,109,569,363
Other assets and liabilities, net - (4.6%)		(49,176,772)
TOTAL NET ASSETS - 100.0%		$1,060,392,591
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 20.7%
Equity - 20.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,514,048	$31,450,727
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,311,860	36,133,384

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $74,758,803)		$67,584,111
UNAFFILIATED INVESTMENT COMPANIES - 71.3%
Equity - 20.1%
Fidelity Mid Cap Index Fund	637,810	17,469,623
Fidelity Small Cap Index Fund	407,452	9,546,600
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	11

LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
iShares Global Infrastructure ETF	13,996	$651,094
iShares MSCI Global Min Vol Factor ETF	175,237	16,295,289
Vanguard Dividend Appreciation ETF	74,965	11,393,181
Vanguard Energy ETF (C)	16,713	1,948,736
Vanguard FTSE Developed Markets ETF (C)	43,675	1,929,125
Vanguard FTSE Emerging Markets ETF	36,216	1,427,635
Vanguard Global ex-U.S. Real Estate ETF	15,634	652,563
Vanguard Materials ETF	7,310	1,325,888
Vanguard Real Estate ETF	22,911	1,963,931
Vanguard S&P 500 ETF	3,302	1,202,291
Fixed income - 51.2%
Invesco Senior Loan ETF (C)	728,380	15,259,561
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	162,099	3,960,079
Vanguard Emerging Markets Government Bond ETF	304,994	18,738,831
Vanguard Intermediate-Term Corporate Bond ETF	715,361	55,769,541
Vanguard Short-Term Bond ETF (C)	30,236	2,272,840
Vanguard Short-Term Corporate Bond ETF	136,693	10,290,249
Vanguard Total Bond Market ETF	555,632	40,044,399
Xtrackers USD High Yield Corporate Bond ETF	628,891	21,476,628

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $247,967,471)		$233,618,084
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
Health care - 0.0%
NMC Health PLC (E)	84	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	173	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	359	2,413
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	298

TOTAL COMMON STOCKS (Cost $2,716)		$2,711
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
U.S. Government - 8.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,728,874	1,691,731
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,836,814	4,645,987
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,710,801	4,456,538
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,965,076	5,574,667
U.S. Treasury STRIPS, PO, 3.679%, 11/15/2052	1,338,000	450,232
U.S. Treasury STRIPS, PO, 3.804%, 08/15/2051	8,857,000	3,013,471
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.846%, 05/15/2050	11,422,000	$4,029,726
U.S. Treasury STRIPS, PO, 3.917%, 11/15/2048	6,790,000	2,492,147

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,769,414)		$26,354,499
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	1,780	14
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	890	5
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	1,145	1,337
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	2	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	89	11
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	98	15
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	195	65
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	41	5

TOTAL WARRANTS (Cost $1,033)		$1,452
SHORT-TERM INVESTMENTS - 7.0%
Short-term funds - 7.0%
John Hancock Collateral Trust, 4.5832% (G)(H)	2,302,616	23,015,797

TOTAL SHORT-TERM INVESTMENTS (Cost $23,013,291)		$23,015,797
Total investments (Cost $376,512,728) - 107.0%		$350,576,654
Other assets and liabilities, net - (7.0%)		(23,047,942)
TOTAL NET ASSETS - 100.0%		$327,528,712
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 2-28-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 8.5%
Equity - 8.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,305,148	$11,681,077
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,476,537	12,373,383

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,991,041)		$24,054,460
UNAFFILIATED INVESTMENT COMPANIES - 82.9%
Equity - 12.4%
Fidelity Mid Cap Index Fund	285,115	7,809,310
Fidelity Small Cap Index Fund	217,347	5,092,437
iShares MSCI Global Min Vol Factor ETF	78,341	7,284,930
Vanguard Dividend Appreciation ETF	33,504	5,091,938
Vanguard FTSE Developed Markets ETF (C)	74,500	3,290,665
Vanguard FTSE Emerging Markets ETF	38,376	1,512,782
12	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard S&P 500 ETF	14,140	$5,148,515
Fixed income - 70.5%
Invesco Senior Loan ETF (C)	842,735	17,655,298
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	180,499	4,409,591
Vanguard Emerging Markets Government Bond ETF	347,050	21,322,752
Vanguard Intermediate-Term Corporate Bond ETF	864,237	67,375,916
Vanguard Short-Term Bond ETF (C)	45,341	3,408,283
Vanguard Short-Term Corporate Bond ETF	147,437	11,099,057
Vanguard Total Bond Market ETF	700,867	50,511,484
Xtrackers USD High Yield Corporate Bond ETF	701,282	23,948,780

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $256,241,379)		$234,961,738
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
Health care - 0.0%
NMC Health PLC (E)	30	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	61	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	127	856
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	106

TOTAL COMMON STOCKS (Cost $965)		$962
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,556,434	2,501,511
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	7,155,819	6,873,500
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	6,966,598	6,590,579
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	8,819,356	8,242,136

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,196,921)		$24,207,726
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	632	5
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	316	2
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	406	475
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	31	4
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	35	$5
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	69	23
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	14	2

TOTAL WARRANTS (Cost $366)		$516
SHORT-TERM INVESTMENTS - 9.8%
Short-term funds - 9.8%
John Hancock Collateral Trust, 4.5832% (G)(H)	2,776,786	27,755,364

TOTAL SHORT-TERM INVESTMENTS (Cost $27,755,468)		$27,755,364
Total investments (Cost $336,186,140) - 109.7%		$310,980,766
Other assets and liabilities, net - (9.7%)		(27,482,703)
TOTAL NET ASSETS - 100.0%		$283,498,063
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-28-23.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 2-28-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	13

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$202,678,935	$573,512,379	$716,024,026	$259,976,746	$259,170,942
Affiliated investments, at value	264,298,971	479,658,318	393,545,337	90,599,908	51,809,824
Total investments, at value	466,977,906	1,053,170,697	1,109,569,363	350,576,654	310,980,766
Dividends and interest receivable	251,239	431,804	325,430	67,415	33,869
Receivable for fund shares sold	149,758	778,162	581,705	165,464	488,469
Receivable for investments sold	30,306	49,308	1,301,647	135,196	2,801
Receivable for securities lending income	189	10,841	22,060	10,439	11,123
Other assets	34,838	68,465	72,985	30,952	28,302
Total assets	467,444,236	1,054,509,277	1,111,873,190	350,986,120	311,545,330
Liabilities
Due to custodian	—	—	1,316,950	—	—
Payable for investments purchased	548,893	952,994	8,126	145,460	330,031
Payable for fund shares repurchased	94,638	682,475	868,609	213,683	138,939
Payable upon return of securities loaned	1,383,934	22,262,131	49,132,636	23,024,356	27,509,143
Payable to affiliates
Investment management fees	1,360	—	—	782	627
Accounting and legal services fees	39,013	86,644	88,768	27,085	23,554
Transfer agent fees	4,475	10,405	15,773	7,029	6,711
Trustees’ fees	209	480	505	156	142
Other liabilities and accrued expenses	41,248	49,208	49,232	38,857	38,120
Total liabilities	2,113,770	24,044,337	51,480,599	23,457,408	28,047,267
Net assets	$465,330,466	$1,030,464,940	$1,060,392,591	$327,528,712	$283,498,063
Net assets consist of
Paid-in capital	$500,014,956	$1,107,284,513	$1,154,487,512	$360,706,678	$315,178,750
Total distributable earnings (loss)	(34,684,490)	(76,819,573)	(94,094,921)	(33,177,966)	(31,680,687)
Net assets	$465,330,466	$1,030,464,940	$1,060,392,591	$327,528,712	$283,498,063
Unaffiliated investments, at cost	$201,819,949	$585,185,626	$756,075,724	$278,740,634	$282,439,631
Affiliated investments, at cost	296,354,372	535,220,369	433,261,091	97,772,094	53,746,509
Total investments, at cost	498,174,321	1,120,405,995	1,189,336,815	376,512,728	336,186,140
Securities loaned, at value	$1,356,728	$21,804,609	$48,005,322	$22,512,627	$26,838,555
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$50,475,908	$118,759,447	$180,454,170	$79,985,259	$78,206,027
Shares outstanding	4,687,411	11,284,514	18,056,734	8,172,668	8,282,164
Net asset value and redemption price per share	$10.77	$10.52	$9.99	$9.79	$9.44
Class R6
Net assets	$13,536,778	$23,275,164	$15,873,380	$5,409,322	$3,363,266
Shares outstanding	1,257,410	2,209,337	1,589,083	552,449	355,963
Net asset value, offering price and redemption price per share	$10.77	$10.53	$9.99	$9.79	$9.45
Class 1
Net assets	$401,317,780	$888,430,329	$864,065,041	$242,134,131	$201,928,770
Shares outstanding	37,309,372	84,500,279	86,536,434	24,732,209	21,379,541
Net asset value, offering price and redemption price per share	$10.76	$10.51	$9.98	$9.79	$9.44
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.34	$11.07	$10.52	$10.31	$9.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-23 (unaudited)

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Investment income
Dividends from affiliated investments	$4,072,048	$7,036,295	$5,283,548	$1,061,261	$397,198
Dividends from unaffiliated investments	2,703,838	8,407,773	10,931,694	4,153,936	4,354,602
Interest	82,810	442,849	889,004	209,260	78,933
Securities lending	5,425	219,933	486,415	242,929	230,372
Total investment income	6,864,121	16,106,850	17,590,661	5,667,386	5,061,105
Expenses
Investment management fees	524,861	1,441,460	1,746,799	613,891	608,773
Distribution and service fees	164,057	365,435	436,151	159,096	151,379
Accounting and legal services fees	42,965	95,283	97,476	29,717	25,807
Transfer agent fees	25,547	56,282	84,187	37,434	38,173
Trustees’ fees	5,479	12,088	12,352	3,775	3,318
Custodian fees	13,169	13,247	13,247	13,247	13,247
State registration fees	19,858	26,269	26,897	18,739	23,328
Printing and postage	10,287	10,782	10,942	10,232	10,182
Professional fees	25,669	34,404	34,714	23,415	22,781
Other	8,927	13,598	13,615	7,717	7,270
Total expenses	840,819	2,068,848	2,476,380	917,263	904,258
Less expense reductions	(14,772)	(100)	(124)	(29,422)	(38,629)
Net expenses	826,047	2,068,748	2,476,256	887,841	865,629
Net investment income	6,038,074	14,038,102	15,114,405	4,779,545	4,195,476
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,694,909)	(6,967,871)	(10,057,204)	(4,045,317)	(3,336,351)
Affiliated investments	(1,974,054)	(2,134,629)	(1,860,543)	(804,838)	(645,810)
Capital gain distributions received from affiliated investments	2,446,577	4,232,838	3,201,598	645,670	239,022
	(1,222,386)	(4,869,662)	(8,716,149)	(4,204,485)	(3,743,139)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	4,139,818	7,862,548	4,161,907	988,818	711,813
Affiliated investments	4,496,121	7,091,345	5,936,312	1,564,199	972,088
	8,635,939	14,953,893	10,098,219	2,553,017	1,683,901
Net realized and unrealized gain (loss)	7,413,553	10,084,231	1,382,070	(1,651,468)	(2,059,238)
Increase in net assets from operations	$13,451,627	$24,122,333	$16,496,475	$3,128,077	$2,136,238
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	15

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Blend Aggressive Portfolio		Lifestyle Blend Growth Portfolio		Lifestyle Blend Balanced Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$6,038,074	$6,170,511	$14,038,102	$17,895,024	$15,114,405	$21,818,043
Net realized gain (loss)	(1,222,386)	66,001,508	(4,869,662)	122,744,995	(8,716,149)	98,365,012
Change in net unrealized appreciation (depreciation)	8,635,939	(149,570,653)	14,953,893	(300,764,694)	10,098,219	(273,738,361)
Increase (decrease) in net assets resulting from operations	13,451,627	(77,398,634)	24,122,333	(160,124,675)	16,496,475	(153,555,306)
Distributions to shareholders
From earnings
Class A	(5,315,969)	(2,003,659)	(11,651,766)	(3,383,549)	(14,023,458)	(4,350,623)
Class R6	(1,633,965)	(935,046)	(2,668,019)	(1,385,322)	(1,478,519)	(1,129,499)
Class 1	(46,896,397)	(35,035,864)	(98,515,443)	(67,301,517)	(77,182,729)	(64,509,406)
Total distributions	(53,846,331)	(37,974,569)	(112,835,228)	(72,070,388)	(92,684,706)	(69,989,528)
Portfolio share transactions
From portfolio share transactions	55,965,622	55,821,932	126,572,013	87,781,432	130,377,272	109,090,528
Total increase (decrease)	15,570,918	(59,551,271)	37,859,118	(144,413,631)	54,189,041	(114,454,306)
Net assets
Beginning of period	449,759,548	509,310,819	992,605,822	1,137,019,453	1,006,203,550	1,120,657,856
End of period	$465,330,466	$449,759,548	$1,030,464,940	$992,605,822	$1,060,392,591	$1,006,203,550
16	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Lifestyle Blend Moderate Portfolio		Lifestyle Blend Conservative Portfolio
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$4,779,545	$7,394,751	$4,195,476	$7,081,453
Net realized gain (loss)	(4,204,485)	16,651,326	(3,743,139)	4,341,680
Change in net unrealized appreciation (depreciation)	2,553,017	(66,604,589)	1,683,901	(43,285,158)
Increase (decrease) in net assets resulting from operations	3,128,077	(42,558,512)	2,136,238	(31,862,025)
Distributions to shareholders
From earnings
Class A	(3,734,741)	(1,670,908)	(2,292,643)	(1,620,993)
Class R6	(292,159)	(255,860)	(113,445)	(152,033)
Class 1	(13,175,004)	(14,930,227)	(6,950,403)	(11,844,103)
Total distributions	(17,201,904)	(16,856,995)	(9,356,491)	(13,617,129)
Portfolio share transactions
From portfolio share transactions	36,109,289	46,516,269	29,379,913	63,271,894
Total increase (decrease)	22,035,462	(12,899,238)	22,159,660	17,792,740
Net assets
Beginning of period	305,493,250	318,392,488	261,338,403	243,545,663
End of period	$327,528,712	$305,493,250	$283,498,063	$261,338,403
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	17

Financial highlights
Lifestyle Blend Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Aggressive Portfolio
Class A
02-28-2023[5]	11.86	0.14	0.14	0.28	(0.11)	(1.26)	(1.37)	10.77	2.90[6,7]	0.70[8]	0.70[8]	1.49[8]	50	7
08-31-2022	14.98	0.09	(2.16)	(2.07)	(0.14)	(0.91)	(1.05)	11.86	(15.01)[7]	0.68	0.68	0.69	43	91
08-31-2021[9]	14.31	(0.02)	0.69	0.67	—	—	—	14.98	4.68[6,7]	0.65[8]	0.65[8]	(0.30)[8]	9	17
Class R6
02-28-2023[5]	11.88	0.16	0.15	0.31	(0.16)	(1.26)	(1.42)	10.77	3.17[6]	0.30[8]	0.29[8]	1.88[8]	14	7
08-31-2022	15.01	0.16	(2.18)	(2.02)	(0.20)	(0.91)	(1.11)	11.88	(14.70)	0.27	0.27	1.19	14	91
08-31-2021	11.94	0.17	3.34	3.51	(0.17)	(0.27)	(0.44)	15.01	30.02	0.25	0.25	1.22	12	17
08-31-2020	11.57	0.16	1.32	1.48	(0.23)	(0.88)	(1.11)	11.94	13.00	0.26	0.26	1.48	8	21
08-31-2019	13.12	0.19	(0.50)	(0.31)	(0.20)	(1.04)	(1.24)	11.57	(0.88)	0.25	0.25	1.62	4	14
08-31-2018	12.31	0.12	1.42	1.54	(0.21)	(0.52)	(0.73)	13.12	12.73	0.26	0.25	0.93	4	15
Class 1
02-28-2023[5]	11.87	0.15	0.15	0.30	(0.15)	(1.26)	(1.41)	10.76	3.12[6]	0.34[8]	0.34[8]	1.82[8]	401	7
08-31-2022	15.00	0.18	(2.20)	(2.02)	(0.20)	(0.91)	(1.11)	11.87	(14.74)	0.31	0.31	1.30	392	91
08-31-2021	11.93	0.16	3.35	3.51	(0.17)	(0.27)	(0.44)	15.00	30.00	0.29	0.29	1.20	489	17
08-31-2020	11.56	0.21	1.27	1.48	(0.23)	(0.88)	(1.11)	11.93	12.98	0.30	0.29	1.90	379	21
08-31-2019	13.12	0.19	(0.51)	(0.32)	(0.20)	(1.04)	(1.24)	11.56	(1.01)	0.29	0.29	1.61	336	14
08-31-2018	12.31	0.19	1.34	1.53	(0.20)	(0.52)	(0.72)	13.12	12.69	0.29	0.29	1.52	324	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
18	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Growth Portfolio
Class A
02-28-2023[5]	11.57	0.14	0.07	0.21	(0.17)	(1.09)	(1.26)	10.52	2.22[6,7]	0.74[8]	0.74[8]	1.83[8]	119	7
08-31-2022	14.32	0.14	(2.05)	(1.91)	(0.16)	(0.68)	(0.84)	11.57	(14.26)[7]	0.73	0.73	1.14	85	74
08-31-2021[9]	13.73	—[10]	0.59	0.59	—	—	—	14.32	4.30[6,7]	0.70[8]	0.70[8]	0.06[8]	20	22
Class R6
02-28-2023[5]	11.60	0.16	0.08	0.24	(0.22)	(1.09)	(1.31)	10.53	2.48[6]	0.34[8]	0.34[8]	2.21[8]	23	7
08-31-2022	14.37	0.22	(2.09)	(1.87)	(0.22)	(0.68)	(0.90)	11.60	(14.01)	0.32	0.32	1.69	24	74
08-31-2021	11.97	0.19	2.68	2.87	(0.20)	(0.27)	(0.47)	14.37	24.56	0.30	0.30	1.43	21	22
08-31-2020	11.56	0.23	1.11	1.34	(0.26)	(0.67)	(0.93)	11.97	11.88	0.31	0.31	2.07	7	32
08-31-2019	12.56	0.23	(0.21)	0.02	(0.23)	(0.79)	(1.02)	11.56	1.30	0.30	0.30	1.99	6	13
08-31-2018	12.02	0.17	1.00	1.17	(0.22)	(0.41)	(0.63)	12.56	9.85	0.30	0.30	1.44	5	16
Class 1
02-28-2023[5]	11.58	0.16	0.07	0.23	(0.21)	(1.09)	(1.30)	10.51	2.44[6]	0.38[8]	0.38[8]	2.14[8]	888	7
08-31-2022	14.34	0.22	(2.08)	(1.86)	(0.22)	(0.68)	(0.90)	11.58	(14.00)	0.36	0.36	1.68	884	74
08-31-2021	11.95	0.19	2.67	2.86	(0.20)	(0.27)	(0.47)	14.34	24.48	0.34	0.34	1.48	1,096	22
08-31-2020	11.54	0.24	1.10	1.34	(0.26)	(0.67)	(0.93)	11.95	11.86	0.34	0.34	2.10	887	32
08-31-2019	12.54	0.22	(0.20)	0.02	(0.23)	(0.79)	(1.02)	11.54	1.27	0.34	0.34	1.96	823	13
08-31-2018	12.01	0.22	0.93	1.15	(0.21)	(0.41)	(0.62)	12.54	9.75	0.34	0.34	1.83	756	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
[10] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	19

Financial highlights continued
Lifestyle Blend Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Balanced Portfolio
Class A
02-28-2023[5]	10.82	0.14	(0.02)[6]	0.12	(0.16)	(0.79)	(0.95)	9.99	1.42[7,8]	0.80[9]	0.80[9]	2.13[9]	180	9
08-31-2022	13.33	0.19	(1.93)	(1.74)	(0.19)	(0.58)	(0.77)	10.82	(13.85)[8]	0.79	0.79	1.62	126	58
08-31-2021[10]	12.84	0.02	0.50	0.52	(0.03)	—	(0.03)	13.33	4.06[7,8]	0.76[9]	0.76[9]	0.55[9]	28	32
Class R6
02-28-2023[5]	10.82	0.16	(0.02)[6]	0.14	(0.18)	(0.79)	(0.97)	9.99	1.65[7]	0.39[9]	0.39[9]	2.57[9]	16	9
08-31-2022	13.33	0.25	(1.93)	(1.68)	(0.25)	(0.58)	(0.83)	10.82	(13.48)	0.38	0.38	2.11	16	58
08-31-2021	11.66	0.21	1.94	2.15	(0.22)	(0.26)	(0.48)	13.33	18.91	0.36	0.36	1.69	19	32
08-31-2020	11.26	0.25	0.90	1.15	(0.27)	(0.48)	(0.75)	11.66	10.50	0.37	0.37	2.23	7	42
08-31-2019	11.79	0.26	0.03	0.29	(0.26)	(0.56)	(0.82)	11.26	3.26	0.36	0.36	2.32	6	21
08-31-2018	11.48	0.21	0.63	0.84	(0.24)	(0.29)	(0.53)	11.79	7.38	0.36	0.36	1.86	5	17
Class 1
02-28-2023[5]	10.82	0.16	(0.03)[6]	0.13	(0.18)	(0.79)	(0.97)	9.98	1.54[7]	0.44[9]	0.44[9]	2.51[9]	864	9
08-31-2022	13.32	0.25	(1.93)	(1.68)	(0.24)	(0.58)	(0.82)	10.82	(13.45)	0.42	0.42	2.07	864	58
08-31-2021	11.65	0.22	1.93	2.15	(0.22)	(0.26)	(0.48)	13.32	18.87	0.40	0.40	1.73	1,074	32
08-31-2020	11.26	0.25	0.88	1.13	(0.26)	(0.48)	(0.74)	11.65	10.36	0.41	0.41	2.26	931	42
08-31-2019	11.78	0.25	0.05	0.30	(0.26)	(0.56)	(0.82)	11.26	3.31	0.40	0.40	2.30	891	21
08-31-2018	11.48	0.24	0.58	0.82	(0.23)	(0.29)	(0.52)	11.78	7.25	0.40	0.40	2.06	865	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized.
[10] The inception date for Class A shares is 4-26-21.
20	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Moderate Portfolio
Class A
02-28-2023[5]	10.25	0.14	(0.07)	0.07	(0.16)	(0.37)	(0.53)	9.79	0.88[6,7]	0.88[8]	0.86[8]	2.41[8]	80	10
08-31-2022	12.34	0.22	(1.73)	(1.51)	(0.21)	(0.37)	(0.58)	10.25	(12.77)[7]	0.87	0.86	2.04	55	45
08-31-2021[9]	11.98	0.04	0.36	0.40	(0.04)	—	(0.04)	12.34	3.33[6,7]	0.85[8]	0.84[8]	0.97[8]	15	34
Class R6
02-28-2023[5]	10.25	0.16	(0.06)	0.10	(0.19)	(0.37)	(0.56)	9.79	1.10[6]	0.47[8]	0.45[8]	2.88[8]	5	10
08-31-2022	12.35	0.27	(1.74)	(1.47)	(0.26)	(0.37)	(0.63)	10.25	(12.49)	0.46	0.45	2.41	5	45
08-31-2021	11.40	0.21	1.21	1.42	(0.22)	(0.25)	(0.47)	12.35	12.73	0.45	0.44	1.81	4	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.58	0.46	0.44	2.35	1	48
08-31-2019	11.15	0.28	0.28	0.56	(0.29)	(0.34)	(0.63)	11.08	5.58	0.44	0.44	2.56	1	21
08-31-2018	11.08	0.26	0.21	0.47	(0.24)	(0.16)	(0.40)	11.15	4.37	0.45	0.44	2.37	1	20
Class 1
02-28-2023[5]	10.25	0.16	(0.07)	0.09	(0.18)	(0.37)	(0.55)	9.79	1.08[6]	0.52[8]	0.50[8]	2.83[8]	242	10
08-31-2022	12.35	0.27	(1.75)	(1.48)	(0.25)	(0.37)	(0.62)	10.25	(12.52)	0.50	0.49	2.38	246	45
08-31-2021	11.40	0.23	1.19	1.42	(0.22)	(0.25)	(0.47)	12.35	12.69	0.49	0.48	1.91	300	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.54	0.49	0.48	2.41	257	48
08-31-2019	11.14	0.27	0.29	0.56	(0.28)	(0.34)	(0.62)	11.08	5.64	0.48	0.48	2.55	262	21
08-31-2018	11.07	0.25	0.22	0.47	(0.24)	(0.16)	(0.40)	11.14	4.34	0.49	0.48	2.28	239	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	21

Financial highlights continued
Lifestyle Blend Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Conservative Portfolio
Class A
02-28-2023[5]	9.71	0.13	(0.09)	0.04	(0.18)	(0.13)	(0.31)	9.44	0.53[6,7]	0.94[8]	0.91[8]	2.68[8]	78	10
08-31-2022	11.59	0.26	(1.58)	(1.32)	(0.24)	(0.32)	(0.56)	9.71	(11.88)[7]	0.94	0.92	2.54	60	28
08-31-2021[9]	11.36	0.06	0.22	0.28	(0.05)	—	(0.05)	11.59	2.43[6,7]	0.93[8]	0.91[8]	1.53[8]	11	43
Class R6
02-28-2023[5]	9.72	0.15	(0.09)	0.06	(0.20)	(0.13)	(0.33)	9.45	0.74[6]	0.54[8]	0.51[8]	3.10[8]	3	10
08-31-2022	11.60	0.30	(1.58)	(1.28)	(0.28)	(0.32)	(0.60)	9.72	(11.50)	0.53	0.51	2.84	3	28
08-31-2021	11.19	0.24	0.55	0.79	(0.23)	(0.15)	(0.38)	11.60	7.20	0.53	0.51	2.09	3	43
08-31-2020	10.84	0.21	0.56	0.77	(0.27)	(0.15)	(0.42)	11.19	7.37	0.54	0.51	2.02	2	57
08-31-2019	10.57	0.24	0.47	0.71	(0.28)	(0.16)	(0.44)	10.84	7.09	0.51	0.50	2.35	—[10]	21
08-31-2018	10.75	0.28	(0.11)	0.17	(0.25)	(0.10)	(0.35)	10.57	1.61	0.53	0.50	2.62	—[10]	24
Class 1
02-28-2023[5]	9.71	0.15	(0.09)	0.06	(0.20)	(0.13)	(0.33)	9.44	0.72[6]	0.58[8]	0.55[8]	3.07[8]	202	10
08-31-2022	11.60	0.30	(1.59)	(1.29)	(0.28)	(0.32)	(0.60)	9.71	(11.62)	0.58	0.55	2.80	198	28
08-31-2021	11.18	0.24	0.55	0.79	(0.22)	(0.15)	(0.37)	11.60	7.26	0.57	0.55	2.10	230	43
08-31-2020	10.83	0.27	0.50	0.77	(0.27)	(0.15)	(0.42)	11.18	7.33	0.57	0.54	2.50	199	57
08-31-2019	10.56	0.28	0.43	0.71	(0.28)	(0.16)	(0.44)	10.83	7.05	0.55	0.54	2.73	184	21
08-31-2018	10.74	0.25	(0.09)	0.16	(0.24)	(0.10)	(0.34)	10.56	1.57	0.57	0.54	2.41	156	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-23. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
[10] Less than $500,000.
22	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Lifestyle Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of the portfolios are as follows:
Lifestyle Blend Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Lifestyle Blend Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Lifestyle Blend Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Blend Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Lifestyle Blend Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
Effective February 1, 2023, the portfolios changed their names as follows:
Current Portfolio Name	Former Portfolio Name
Lifestyle Blend Aggressive Portfolio	Multi-Index Lifestyle Aggressive Portfolio
Lifestyle Blend Growth Portfolio	Multi-Index Lifestyle Growth Portfolio
Lifestyle Blend Balanced Portfolio	Multi-Index Lifestyle Balanced Portfolio
Lifestyle Blend Moderate Portfolio	Multi-Index Lifestyle Moderate Portfolio
Lifestyle Blend Conservative Portfolio	Multi-Index Lifestyle Conservative Portfolio
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	23

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$262,445,218	$262,445,218	—	—
Unaffiliated investment companies	197,466,288	197,466,288	—	—
Common stocks	11,561	—	$1	$11,560
U.S. Government and Agency obligations	5,194,898	—	5,194,898	—
Warrants	6,188	6,188	—	—
Short-term investments	1,853,753	1,853,753	—	—
Total investments in securities	$466,977,906	$461,771,447	$5,194,899	$11,560

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$456,704,746	$456,704,746	—	—
Unaffiliated investment companies	532,889,893	532,889,893	—	—
Common stocks	19,553	—	$1	$19,552
U.S. Government and Agency obligations	40,592,468	—	40,592,468	—
Warrants	10,465	10,465	—	—
Short-term investments	22,953,572	22,953,572	—	—
Total investments in securities	$1,053,170,697	$1,012,558,676	$40,592,469	$19,552

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$344,564,392	$344,564,392	—	—
Unaffiliated investment companies	632,911,291	632,911,291	—	—
Common stocks	14,132	—	$1	$14,131
U.S. Government and Agency obligations	83,091,039	—	83,091,039	—
Warrants	7,564	7,564	—	—
Short-term investments	48,980,945	48,980,945	—	—
Total investments in securities	$1,109,569,363	$1,026,464,192	$83,091,040	$14,131

24	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$67,584,111	$67,584,111	—	—
Unaffiliated investment companies	233,618,084	233,618,084	—	—
Common stocks	2,711	—	—	$2,711
U.S. Government and Agency obligations	26,354,499	—	$26,354,499	—
Warrants	1,452	1,452	—	—
Short-term investments	23,015,797	23,015,797	—	—
Total investments in securities	$350,576,654	$324,219,444	$26,354,499	$2,711

Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$24,054,460	$24,054,460	—	—
Unaffiliated investment companies	234,961,738	234,961,738	—	—
Common stocks	962	—	—	$962
U.S. Government and Agency obligations	24,207,726	—	$24,207,726	—
Warrants	516	516	—	—
Short-term investments	27,755,364	27,755,364	—	—
Total investments in securities	$310,980,766	$286,772,078	$24,207,726	$962
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	25

existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2023:
Portfolio	Market value of securities on loan	Cash collateral received
Lifestyle Blend Aggressive Portfolio	$1,356,728	$1,383,934
Lifestyle Blend Growth Portfolio	21,804,609	22,262,131
Lifestyle Blend Balanced Portfolio	48,005,322	49,132,636
Lifestyle Blend Moderate Portfolio	22,512,627	23,024,356
Lifestyle Blend Conservative Portfolio	26,838,555	27,509,143
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2023 were as follows:
Portfolio	Commitment fee
Lifestyle Blend Aggressive Portfolio	$2,164
Lifestyle Blend Growth Portfolio	2,990
Lifestyle Blend Balanced Portfolio	3,013
Lifestyle Blend Moderate Portfolio	1,948
Lifestyle Blend Conservative Portfolio	1,880
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2023, including short-term investments, were as follows:
26	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Blend Aggressive Portfolio	$500,754,191	$9,066,683	$(42,842,968)	$(33,776,285)
Lifestyle Blend Growth Portfolio	1,125,151,407	27,052,994	(99,033,704)	(71,980,710)
Lifestyle Blend Balanced Portfolio	1,195,621,465	24,582,586	(110,634,688)	(86,052,102)
Lifestyle Blend Moderate Portfolio	379,891,595	4,757,013	(34,071,954)	(29,314,941)
Lifestyle Blend Conservative Portfolio	339,156,649	1,338,397	(29,514,280)	(28,175,883)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceeds 0.05% of the average net assets of the portfolio. “Other expenses” means all of the expenses of the portfolio, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. This expense limitation shall continue in effect until December 31, 2023, unless renewed by mutual agreement of the portfolios and the Advisor.
In addition, the Advisor has voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the portfolios’ first $7.5 billion of average net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the portfolios.
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	27

For the six months ended February 28, 2023, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R6	Class 1	Total
Lifestyle Blend Aggressive Portfolio	$1,499	$432	$12,841	$14,772
Lifestyle Blend Growth Portfolio	2	4	94	100
Lifestyle Blend Balanced Portfolio	4	2	118	124
Lifestyle Blend Moderate Portfolio	6,422	497	22,503	29,422
Lifestyle Blend Conservative Portfolio	9,831	463	28,335	38,629
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Lifestyle Blend Aggressive Portfolio	0.23%
Lifestyle Blend Growth Portfolio	0.29%
Lifestyle Blend Balanced Portfolio	0.34%
Portfolio	Net Annual Effective Rate
Lifestyle Blend Moderate Portfolio	0.38%
Lifestyle Blend Conservative Portfolio	0.42%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2023:
	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Total sales charges	$1,903	$2,078	$1,753	$285	$1,069
Retained for printing prospectus, advertising and sales literature	326	354	297	44	164
Sales commission to unrelated broker-dealers	1,577	1,724	1,456	241	905
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
28	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Lifestyle Blend Aggressive Portfolio	Class A	$66,927	$24,948
	Class R6	—	599
	Class 1	97,130	—
	Total	$164,057	$25,547
Lifestyle Blend Growth Portfolio	Class A	$147,987	$55,241
	Class R6	—	1,041
	Class 1	217,448	—
	Total	$365,435	$56,282
Lifestyle Blend Balanced Portfolio	Class A	$223,368	$83,474
	Class R6	—	713
	Class 1	212,783	—
	Total	$436,151	$84,187
Lifestyle Blend Moderate Portfolio	Class A	$99,487	$37,199
	Class R6	—	235
	Class 1	59,609	—
	Total	$159,096	$37,434
Lifestyle Blend Conservative Portfolio	Class A	$101,752	$38,027
	Class R6	—	146
	Class 1	49,627	—
	Total	$151,379	$38,173
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
Lifestyle Blend Aggressive Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,381,030	$15,643,916	4,125,877	$56,326,325
Distributions reinvested	516,573	5,315,539	140,010	2,003,541
Repurchased	(868,686)	(9,827,272)	(1,183,748)	(15,564,432)
Net increase	1,028,917	$11,132,183	3,082,139	$42,765,434
Class R6 shares
Sold	80,827	$910,434	721,627	$9,635,790
Distributions reinvested	158,946	1,633,965	65,388	935,046
Repurchased	(159,151)	(1,713,792)	(413,498)	(5,325,653)
Net increase	80,622	$830,607	373,517	$5,245,183
Class 1 shares
Sold	1,423,598	$16,339,792	1,859,001	$24,774,297
Distributions reinvested	4,566,348	46,896,397	2,451,775	35,035,864
Repurchased	(1,734,476)	(19,233,357)	(3,831,817)	(51,998,846)
Net increase	4,255,470	$44,002,832	478,959	$7,811,315
Total net increase	5,365,009	$55,965,622	3,934,615	$55,821,932

SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	29

Lifestyle Blend Growth Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,038,096	$45,000,032	8,185,255	$107,173,336
Distributions reinvested	1,149,935	11,648,838	245,890	3,383,450
Repurchased	(1,236,322)	(13,613,346)	(2,482,465)	(31,348,545)
Net increase	3,951,709	$43,035,524	5,948,680	$79,208,241
Class R6 shares
Sold	72,694	$804,993	750,550	$9,379,375
Distributions reinvested	263,378	2,668,019	100,604	1,385,322
Repurchased	(213,561)	(2,286,188)	(221,437)	(2,901,268)
Net increase	122,511	$1,186,824	629,717	$7,863,429
Class 1 shares
Sold	2,733,700	$30,207,347	3,501,965	$45,567,881
Distributions reinvested	9,744,356	98,515,443	4,894,656	67,301,517
Repurchased	(4,269,546)	(46,373,125)	(8,540,580)	(112,159,636)
Net increase (decrease)	8,208,510	$82,349,665	(143,959)	$709,762
Total net increase	12,282,730	$126,572,013	6,434,438	$87,781,432

Lifestyle Blend Balanced Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,313,736	$76,207,780	12,452,458	$150,689,139
Distributions reinvested	1,444,333	14,007,471	346,418	4,343,222
Repurchased	(2,308,900)	(23,872,043)	(3,295,718)	(38,646,063)
Net increase	6,449,169	$66,343,208	9,503,158	$116,386,298
Class R6 shares
Sold	44,437	$466,025	331,329	$3,837,817
Distributions reinvested	152,544	1,478,519	89,685	1,129,499
Repurchased	(113,156)	(1,151,187)	(305,821)	(3,678,333)
Net increase	83,825	$793,357	115,193	$1,288,983
Class 1 shares
Sold	3,082,887	$31,804,756	3,743,294	$44,052,205
Distributions reinvested	7,970,979	77,182,729	5,121,752	64,509,406
Repurchased	(4,401,553)	(45,746,778)	(9,594,117)	(117,146,364)
Net increase (decrease)	6,652,313	$63,240,707	(729,071)	$(8,584,753)
Total net increase	13,185,307	$130,377,272	8,889,280	$109,090,528

Lifestyle Blend Moderate Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,680,527	$36,696,654	6,079,218	$68,475,220
Distributions reinvested	389,305	3,720,858	143,574	1,661,090
Repurchased	(1,224,646)	(12,152,174)	(2,075,531)	(22,676,098)
Net increase	2,845,186	$28,265,338	4,147,261	$47,460,212
Class R6 shares
Sold	22,032	$219,886	186,695	$2,100,968
Distributions reinvested	30,571	292,159	21,996	255,860
Repurchased	(17,407)	(172,486)	(36,890)	(424,458)
Net increase	35,196	$339,559	171,801	$1,932,370
30	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Lifestyle Blend Moderate Portfolio , Cont’d	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,312,782	$13,197,965	2,268,359	$25,663,683
Distributions reinvested	1,378,615	13,175,004	1,279,965	14,930,227
Repurchased	(1,919,900)	(18,868,577)	(3,850,681)	(43,470,223)
Net increase (decrease)	771,497	$7,504,392	(302,357)	$(2,876,313)
Total net increase	3,651,879	$36,109,289	4,016,705	$46,516,269

Lifestyle Blend Conservative Portfolio	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,330,670	$31,684,722	7,073,008	$74,855,657
Distributions reinvested	246,773	2,282,527	151,037	1,613,309
Repurchased	(1,471,752)	(13,973,641)	(1,987,969)	(20,542,617)
Net increase	2,105,691	$19,993,608	5,236,076	$55,926,349
Class R6 shares
Sold	17,091	$162,442	119,508	$1,219,255
Distributions reinvested	12,272	113,445	14,038	152,033
Repurchased	(7,185)	(68,599)	(59,987)	(654,259)
Net increase	22,178	$207,288	73,559	$717,029
Class 1 shares
Sold	1,598,730	$15,187,190	2,949,270	$31,320,497
Distributions reinvested	752,074	6,950,403	1,091,698	11,844,103
Repurchased	(1,369,746)	(12,958,576)	(3,442,853)	(36,536,084)
Net increase	981,058	$9,179,017	598,115	$6,628,516
Total net increase	3,108,927	$29,379,913	5,907,750	$63,271,894
Affiliates of the Trust owned 100% of shares of Class 1 on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2023:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Lifestyle Blend Aggressive Portfolio	$1,731,650	$40,209,825	$789,162	$30,155,323
Lifestyle Blend Growth Portfolio	12,414,574	94,453,366	7,558,278	66,820,853
Lifestyle Blend Balanced Portfolio	24,070,033	120,321,909	14,370,681	73,812,819
Lifestyle Blend Moderate Portfolio	7,948,046	49,152,066	4,661,694	28,100,550
Lifestyle Blend Conservative Portfolio	7,236,849	45,443,210	4,940,439	23,479,208
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2023, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Blend Growth Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	5.8%
Lifestyle Blend Growth Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	5.0%
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	31

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
International Strategic Equity Allocation	13,357,825	$110,269,765	$11,421,701	$(7,630,695)	$(882,032)	$6,373,798	$2,664,969	—	$119,552,537
John Hancock Collateral Trust*	185,459	1,640,245	61,642,581	(61,430,022)	904	45	9,111	—	1,853,753
U.S. Sector Rotation	17,051,633	145,043,629	7,785,845	(6,966,145)	(1,092,926)	(1,877,722)	1,403,393	$2,446,577	142,892,681
					$(1,974,054)	$4,496,121	$4,077,473	$2,446,577	$264,298,971
Lifestyle Blend Growth Portfolio
International Strategic Equity Allocation	23,048,134	$191,236,887	$16,278,630	$(11,022,560)	$(1,096,788)	$10,884,634	$4,597,537	—	$206,280,803
John Hancock Collateral Trust*	2,296,391	33,321,704	233,304,872	(243,670,690)	(12,589)	10,275	230,673	—	22,953,572
U.S. Sector Rotation	29,883,525	249,004,767	13,628,423	(7,380,431)	(1,025,252)	(3,803,564)	2,428,018	$4,232,838	250,423,943
					$(2,134,629)	$7,091,345	$7,256,228	$4,232,838	$479,658,318
Lifestyle Blend Balanced Portfolio
International Strategic Equity Allocation	17,520,814	$142,932,974	$15,038,982	$(8,678,765)	$(808,917)	$8,327,014	$3,432,067	—	$156,811,288
John Hancock Collateral Trust*	4,900,300	89,371,209	302,324,687	(342,701,044)	(24,516)	10,609	501,412	—	48,980,945
U.S. Sector Rotation	22,404,905	184,727,022	13,763,952	(7,309,449)	(1,027,110)	(2,401,311)	1,836,484	$3,201,598	187,753,104
					$(1,860,543)	$5,936,312	$5,769,963	$3,201,598	$393,545,337
Lifestyle Blend Moderate Portfolio
International Strategic Equity Allocation	3,514,048	$28,003,946	$3,535,648	$(1,550,762)	$(238,797)	$1,700,692	$681,320	—	$31,450,727
John Hancock Collateral Trust*	2,302,616	37,572,000	192,682,103	(207,238,084)	(3,607)	3,385	252,505	—	23,015,797
U.S. Sector Rotation	4,311,860	36,300,225	4,120,493	(3,585,022)	(562,434)	(139,878)	370,365	$645,670	36,133,384
					$(804,838)	$1,564,199	$1,304,190	$645,670	$90,599,908
Lifestyle Blend Conservative Portfolio
International Strategic Equity Allocation	1,305,148	$10,181,763	$2,139,056	$(1,203,918)	$(187,571)	$751,747	$250,145	—	$11,681,077
John Hancock Collateral Trust*	2,776,786	39,033,032	189,932,453	(201,208,617)	(3,855)	2,351	240,319	—	27,755,364
32	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	1,476,537	$13,247,923	$2,186,727	$(2,824,873)	$(454,384)	$217,990	$137,106	$239,022	$12,373,383
					$(645,810)	$972,088	$627,570	$239,022	$51,809,824

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	33

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
34	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Geoffrey Kelley, CFA1
David Kobuszewski, CFA1
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective January 1, 2023, Geoffrey Kelley and David Kobuszewski were added as portfolio managers of the portfolios.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	35

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
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Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
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A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifestyle Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780168	MILSA2/23
4/23

Semiannual report
John Hancock
Blue Chip Growth Fund
U.S. equity
February 28, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market was volatile during the six months ended February 28, 2023, buffeted by shifting expectations around inflation, the U.S. Federal Reserve’s (Fed’s) interest-rate moves, and the pace of economic growth. To tame inflation, the Fed continued to increase its overnight lending rate during the period. These moves fueled mounting concern that the economy could be headed for a recession and offset periodic optimism that the central bank was nearing the end of its rate hikes. Worries over soaring inflation in the eurozone, the Russian invasion of Ukraine, and the impact of less restrictive COVID-19 policies in China also kept the market in check.
Despite starting off the new year with gains, stocks declined in February as continued inflation and mixed economic data curbed hopes that the Fed would slow its pace of interest-rate hikes any time soon. Mounting expectations for how high rates would go and how long they would stay elevated further pressured stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
25	Special shareholder meeting
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
Microsoft Corp.	12.8
Apple, Inc.	10.7
Amazon.com, Inc.	6.6
Alphabet, Inc., Class C	5.4
UnitedHealth Group, Inc.	4.4
NVIDIA Corp.	4.2
Visa, Inc., Class A	3.8
Mastercard, Inc., Class A	3.1
Tesla, Inc.	2.7
ServiceNow, Inc.	2.4
TOTAL	56.1
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$942.80	$5.49	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	939.60	8.95	1.86%
	Hypothetical example	1,000.00	1,015.60	9.30	1.86%
Class 1	Actual expenses/actual returns	1,000.00	944.40	3.86	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class NAV	Actual expenses/actual returns	1,000.00	944.80	3.62	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 99.5%		$3,051,384,983
(Cost $1,540,387,138)
Communication services 12.2%		373,542,017
Entertainment 1.8%
Netflix, Inc. (A)	106,543	34,320,697
Sea, Ltd., ADR (A)	192,369	12,021,139
The Walt Disney Company (A)	103,220	10,281,744
Interactive media and services 9.2%
Alphabet, Inc., Class A (A)	323,974	29,177,098
Alphabet, Inc., Class C (A)	1,830,373	165,282,682
Meta Platforms, Inc., Class A (A)	419,728	73,427,216
Tencent Holdings, Ltd.	299,300	13,147,768
Wireless telecommunication services 1.2%
T-Mobile US, Inc. (A)	252,382	35,883,673
Consumer discretionary 15.4%		472,344,204
Automobiles 2.7%
Tesla, Inc. (A)	398,023	81,877,311
Hotels, restaurants and leisure 1.9%
Booking Holdings, Inc. (A)	11,299	28,518,676
Chipotle Mexican Grill, Inc. (A)	19,663	29,319,106
Internet and direct marketing retail 6.8%
Amazon.com, Inc. (A)	2,143,688	201,999,720
DoorDash, Inc., Class A (A)	128,162	7,005,335
Meituan, Class B (A)(B)	31,130	540,259
Multiline retail 1.0%
Dollar General Corp.	144,174	31,184,836
Specialty retail 1.4%
Ross Stores, Inc.	338,966	37,469,302
The TJX Companies, Inc.	89,629	6,865,581
Textiles, apparel and luxury goods 1.6%
Lululemon Athletica, Inc. (A)	61,224	18,930,461
NIKE, Inc., Class B	241,044	28,633,617
Financials 5.0%		154,241,996
Capital markets 3.0%
Morgan Stanley	207,500	20,023,750
MSCI, Inc.	12,142	6,339,945
S&P Global, Inc.	63,204	21,565,205
The Charles Schwab Corp.	337,686	26,312,493
The Goldman Sachs Group, Inc.	52,316	18,396,921
6	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance 2.0%
Chubb, Ltd.	173,857	$36,687,304
Marsh & McLennan Companies, Inc.	153,672	24,916,378
Health care 14.4%		441,632,797
Health care equipment and supplies 2.7%
Align Technology, Inc. (A)	15,439	4,778,371
Intuitive Surgical, Inc. (A)	200,849	46,072,752
Stryker Corp.	99,260	26,093,469
Teleflex, Inc.	22,034	5,249,160
Health care providers and services 6.0%
Elevance Health, Inc.	39,256	18,437,366
Humana, Inc.	64,992	32,172,340
UnitedHealth Group, Inc.	281,450	133,953,313
Health care technology 0.3%
Veeva Systems, Inc., Class A (A)	45,824	7,591,204
Life sciences tools and services 2.3%
Danaher Corp.	156,592	38,761,218
Thermo Fisher Scientific, Inc.	60,957	33,024,064
Pharmaceuticals 3.1%
AstraZeneca PLC, ADR	182,929	11,923,312
Eli Lilly & Company	198,322	61,721,773
Zoetis, Inc.	130,865	21,854,455
Industrials 1.5%		46,748,714
Aerospace and defense 0.2%
TransDigm Group, Inc.	10,400	7,736,248
Commercial services and supplies 0.2%
Cintas Corp.	14,215	6,232,851
Industrial conglomerates 0.5%
General Electric Company	179,400	15,196,974
Professional services 0.1%
TransUnion	54,062	3,537,277
Road and rail 0.5%
Old Dominion Freight Line, Inc.	41,400	14,045,364
Information technology 49.8%		1,525,833,238
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	55,813	7,106,111
IT services 9.1%
Adyen NV (A)(B)	8,248	11,690,957
Affirm Holdings, Inc. (A)(C)	159,229	2,168,699
Block, Inc. (A)	108,318	8,311,240
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	7

	Shares	Value
Information technology (continued)
IT services (continued)
Fiserv, Inc. (A)	54,700	$6,295,423
Mastercard, Inc., Class A	265,645	94,381,012
MongoDB, Inc. (A)	70,820	14,838,206
Shopify, Inc., Class A (A)	378,970	15,590,826
Snowflake, Inc., Class A (A)	45,676	7,051,461
Visa, Inc., Class A	535,784	117,840,333
Semiconductors and semiconductor equipment 9.2%
Advanced Micro Devices, Inc. (A)	403,643	31,718,267
ASML Holding NV, NYRS	77,029	47,583,124
Lam Research Corp.	12,028	5,845,728
Marvell Technology, Inc.	284,486	12,844,543
Monolithic Power Systems, Inc.	46,281	22,413,425
NVIDIA Corp.	554,598	128,755,472
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	138,001	12,015,747
Texas Instruments, Inc.	126,237	21,643,334
Software 20.5%
Atlassian Corp., Class A (A)	94,517	15,531,979
BILL Holdings, Inc. (A)	112,377	9,510,466
Confluent, Inc., Class A (A)	171,884	4,192,251
Crowdstrike Holdings, Inc., Class A (A)	40,977	4,945,514
Datadog, Inc., Class A (A)	77,452	5,926,627
Fortinet, Inc. (A)	52,134	3,098,845
Intuit, Inc.	124,652	50,755,801
Microsoft Corp.	1,569,470	391,457,211
Paycom Software, Inc. (A)	10,357	2,993,794
Roper Technologies, Inc.	58,486	25,160,677
ServiceNow, Inc. (A)	172,401	74,506,540
Synopsys, Inc. (A)	113,440	41,264,934
Technology hardware, storage and peripherals 10.7%
Apple, Inc.	2,227,764	328,394,691
Materials 1.2%		37,042,017
Chemicals 1.2%
Linde PLC	58,082	20,234,026
The Sherwin-Williams Company	75,934	16,807,991

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$5,410,335
(Cost $8,660,000)
Consumer discretionary 0.2%				5,410,335
Specialty retail 0.2%
Carvana Company (B)	10.250	05-01-30	8,660,000	5,410,335

8	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 0.1%			$3,397,658
(Cost $3,397,658)
Short-term funds 0.1%			3,397,658
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.4192(D)	500,894	500,894
T. Rowe Price Government Reserve Fund	4.5920(D)	2,896,764	2,896,764

Total investments (Cost $1,552,444,796) 99.8%	$3,060,192,976
Other assets and liabilities, net 0.2%	6,066,178
Total net assets 100.0%	$3,066,259,154

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-23.
(D)	The rate shown is the annualized seven-day yield as of 2-28-23.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $1,565,010,825. Net unrealized appreciation aggregated to $1,495,182,151, of which $1,630,292,130 related to gross unrealized appreciation and $135,109,979 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,552,444,796) including $2,023,584 of securities loaned	$3,060,192,976
Dividends and interest receivable	3,099,205
Receivable for fund shares sold	405,286
Receivable for investments sold	10,307,591
Other assets	226,204
Total assets	3,074,231,262
Liabilities
Payable for investments purchased	5,431,602
Payable for fund shares repurchased	1,922,950
Payable to affiliates
Investment management fees	2,385
Accounting and legal services fees	277,803
Transfer agent fees	66,329
Trustees’ fees	1,694
Other liabilities and accrued expenses	269,345
Total liabilities	7,972,108
Net assets	$3,066,259,154
Net assets consist of
Paid-in capital	$1,597,110,274
Total distributable earnings (loss)	1,469,148,880
Net assets	$3,066,259,154

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($696,007,258 ÷ 20,404,054 shares)[1]	$34.11
Class C ($41,443,194 ÷ 1,322,780 shares)[1]	$31.33
Class 1 ($1,330,427,044 ÷ 37,641,646 shares)	$35.34
Class NAV ($998,381,658 ÷ 28,113,408 shares)	$35.51
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$35.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$9,868,054
Interest	687,598
Securities lending	13,292
Less foreign taxes withheld	(55,857)
Total investment income	10,513,087
Expenses
Investment management fees	11,708,970
Distribution and service fees	1,625,966
Accounting and legal services fees	309,303
Transfer agent fees	416,276
Trustees’ fees	39,953
Custodian fees	157,535
State registration fees	31,483
Printing and postage	34,104
Professional fees	80,241
Other	67,389
Total expenses	14,471,220
Less expense reductions	(614,085)
Net expenses	13,857,135
Net investment loss	(3,344,048)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(12,063,438)
Affiliated investments	(2,235)
(12,065,673)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(189,093,784)
Affiliated investments	539
(189,093,245)
Net realized and unrealized loss	(201,158,918)
Decrease in net assets from operations	$(204,502,966)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment loss	$(3,344,048)	$(21,011,966)
Net realized gain (loss)	(12,065,673)	319,097,745
Change in net unrealized appreciation (depreciation)	(189,093,245)	(1,964,104,075)
Decrease in net assets resulting from operations	(204,502,966)	(1,666,018,296)
Distributions to shareholders
From earnings
Class A	(36,078,845)	(170,511,454)
Class C	(2,553,228)	(14,757,655)
Class 1	(68,639,042)	(347,785,194)
Class NAV	(53,548,260)	(225,193,801)
Total distributions	(160,819,375)	(758,248,104)
From fund share transactions	(138,845,357)	392,096,995
Total decrease	(504,167,698)	(2,032,169,405)
Net assets
Beginning of period	3,570,426,852	5,602,596,257
End of period	$3,066,259,154	$3,570,426,852
12	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$38.26	$65.28	$55.94	$40.48	$42.40	$38.65
Net investment loss[2]	(0.08)	(0.36)	(0.45)	(0.23)	(0.12)	(0.16)
Net realized and unrealized gain (loss) on investments	(2.24)	(17.44)	12.43	16.33	0.84	9.76
Total from investment operations	(2.32)	(17.80)	11.98	16.10	0.72	9.60
Less distributions
From net realized gain	(1.83)	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)
Net asset value, end of period	$34.11	$38.26	$65.28	$55.94	$40.48	$42.40
Total return (%)[3,4]	(5.72)[5]	(31.17)	22.34	40.25	3.14	27.50
Ratios and supplemental data
Net assets, end of period (in millions)	$696	$782	$1,190	$943	$579	$477
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.19	1.19	1.21	1.20	1.20
Expenses including reductions	1.14[6]	1.14	1.14	1.14	1.14	1.14
Net investment loss	(0.48)[6]	(0.73)	(0.79)	(0.52)	(0.30)	(0.40)
Portfolio turnover (%)	9	20	33	28	38	25

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	13

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$35.43	$61.56	$53.27	$38.86	$41.11	$37.89
Net investment loss[2]	(0.19)	(0.67)	(0.81)	(0.53)	(0.39)	(0.43)
Net realized and unrealized gain (loss) on investments	(2.08)	(16.24)	11.74	15.58	0.78	9.50
Total from investment operations	(2.27)	(16.91)	10.93	15.05	0.39	9.07
Less distributions
From net realized gain	(1.83)	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)
Net asset value, end of period	$31.33	$35.43	$61.56	$53.27	$38.86	$41.11
Total return (%)[3,4]	(6.04)[5]	(31.67)	21.46	39.22	2.40	26.56
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$56	$103	$100	$74	$66
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.89	1.89	1.91	1.90	1.90
Expenses including reductions	1.86[6]	1.85	1.85	1.88	1.87	1.86
Net investment loss	(1.20)[6]	(1.45)	(1.50)	(1.26)	(1.03)	(1.12)
Portfolio turnover (%)	9	20	33	28	38	25

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$39.50	$66.87	$57.05	$41.13	$42.89	$38.92
Net investment income (loss)[2]	(0.02)	(0.20)	(0.25)	(0.08)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	(2.31)	(17.95)	12.71	16.64	0.87	9.85
Total from investment operations	(2.33)	(18.15)	12.46	16.56	0.88	9.82
Less distributions
From net realized gain	(1.83)	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)
Net asset value, end of period	$35.34	$39.50	$66.87	$57.05	$41.13	$42.89
Total return (%)[3]	(5.56)[4]	(30.93)	22.76	40.74	3.50	27.92
Ratios and supplemental data
Net assets, end of period (in millions)	$1,330	$1,556	$2,621	$2,345	$1,804	$1,763
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.83	0.82	0.84	0.84	0.84
Expenses including reductions	0.80[5]	0.79	0.79	0.80	0.81	0.80
Net investment income (loss)	(0.14)[5]	(0.39)	(0.43)	(0.18)	0.04	(0.07)
Portfolio turnover (%)	9	20	33	28	38	25

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	15

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$39.67	$67.08	$57.20	$41.22	$42.95	$38.95
Net investment income (loss)[2]	(0.02)	(0.17)	(0.22)	(0.06)	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	(2.31)	(18.02)	12.74	16.68	0.87	9.86
Total from investment operations	(2.33)	(18.19)	12.52	16.62	0.91	9.85
Less distributions
From net realized gain	(1.83)	(9.22)	(2.64)	(0.64)	(2.64)	(5.85)
Net asset value, end of period	$35.51	$39.67	$67.08	$57.20	$41.22	$42.95
Total return (%)[3]	(5.52)[4]	(30.91)	22.81	40.80	3.57	27.98
Ratios and supplemental data
Net assets, end of period (in millions)	$998	$1,177	$1,689	$1,732	$1,501	$882
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.78	0.77	0.79	0.79	0.79
Expenses including reductions	0.75[5]	0.74	0.74	0.75	0.76	0.75
Net investment income (loss)	(0.09)[5]	(0.33)	(0.38)	(0.14)	0.09	(0.02)
Portfolio turnover (%)	9	20	33	28	38	25

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	17

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$373,542,017	$360,394,249	$13,147,768	—
Consumer discretionary	472,344,204	471,803,945	540,259	—
Financials	154,241,996	154,241,996	—	—
Health care	441,632,797	441,632,797	—	—
Industrials	46,748,714	46,748,714	—	—
Information technology	1,525,833,238	1,514,142,281	11,690,957	—
Materials	37,042,017	37,042,017	—	—
Corporate bonds	5,410,335	—	5,410,335	—
Short-term investments	3,397,658	3,397,658	—	—
Total investments in securities	$3,060,192,976	$3,029,403,657	$30,789,319	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
18	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2023, the fund loaned securities valued at $2,023,584. Non-cash collateral of approximately $2,132,591 in the form of U.S. Treasuries was pledge to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	19

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $6,840.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
20	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $500 million of the fund’s aggregate net assets; b) 0.800% of the next $500 million of the fund’s aggregate net assets; c) 0.750% of the next $2 billion of the fund’s aggregate net assets; and d) 0.725% of the fund’s aggregate net assets in excess of $3 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. Aggregate net assets include the net assets of the fund, Blue Chip Growth Trust, a series of John Hancock Variable Insurance Trust, and Manulife North American Equity Fund Series – (I). The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary,make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable, to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense waiver may be terminated at any time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$187,252
Class C	7,998
Class 1	236,339
Class	Expense reduction
Class NAV	$182,496
Total	$614,085

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	21

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $265,834 for the six months ended February 28, 2023. Of this amount, $44,062 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $221,772 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $4,881 and $933 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,050,671	$390,409
Class C	232,362	25,867
Class 1	342,933	—
Total	$1,625,966	$416,276
22	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$10,570,000	4	3.305%	$(3,882)
Lender	12,866,667	3	2.877%	3,084
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,669,020	$57,646,345	3,431,020	$171,420,145
Distributions reinvested	1,132,680	36,053,211	3,218,519	170,195,268
Repurchased	(2,835,624)	(97,748,076)	(4,440,500)	(206,763,003)
Net increase (decrease)	(33,924)	$(4,048,520)	2,209,039	$134,852,410
Class C shares
Sold	45,670	$1,452,666	94,743	$4,355,179
Distributions reinvested	87,153	2,550,981	299,688	14,750,650
Repurchased	(392,686)	(12,557,637)	(478,853)	(20,919,343)
Net decrease	(259,863)	$(8,553,990)	(84,422)	$(1,813,514)
Class 1 shares
Sold	149,353	$5,393,396	373,938	$20,141,445
Distributions reinvested	2,082,495	68,639,042	6,386,067	347,785,194
Repurchased	(3,979,707)	(140,829,125)	(6,558,164)	(329,839,555)
Net increase (decrease)	(1,747,859)	$(66,796,687)	201,841	$38,087,084
Class NAV shares
Sold	257,352	$9,770,493	2,761,489	$125,279,645
Distributions reinvested	1,617,284	53,548,260	4,118,394	225,193,801
Repurchased	(3,426,706)	(122,764,913)	(2,398,771)	(129,502,431)
Net increase (decrease)	(1,552,070)	$(59,446,160)	4,481,112	$220,971,015
Total net increase (decrease)	(3,593,716)	$(138,845,357)	6,807,570	$392,096,995
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	23

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $290,063,113 and $592,601,834, respectively, for the six months ended February 28, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 32.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	11.6%
JHF II Multimanager Lifestyle Balanced Portfolio	7.0%
JHF II Multimanager Lifestyle Aggressive Portfolio	5.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$10,701,419	$34,520,295	$(45,220,018)	$(2,235)	$539	$13,292	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2023, the fund engaged in securities purchases amounting to $11,270,688.
24	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	25

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Manager
Paul Greene II
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780010	457SA 2/23
4/2023

Semiannual report
John Hancock
Emerging Markets Fund
International equity
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities finished with a slight gain during the six months ended February 28, 2023, albeit with elevated volatility along the way. The beginning of the period was characterized by weak price performance, with markets remaining under pressure from the combination of high inflation, rising interest rates, geopolitical tensions, and concerns about slowing economic growth.
The backdrop changed for the better from mid-October onward, however, helping stocks recapture their earlier losses. Although inflation persisted during the period, a modest downturn prompted investors to look ahead to the point at which the U.S. Federal Reserve (Fed) and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. As the period ended, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the Fed and other central banks would need to continue raising interest rates.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
12	Financial statements
16	Financial highlights
21	Notes to financial statements
32	Special shareholder meeting
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7
Tencent Holdings, Ltd.	2.4
Samsung Electronics Company, Ltd.	2.0
Alibaba Group Holding, Ltd.	0.8
Samsung Electronics Company, Ltd., GDR	0.8
Infosys, Ltd.	0.8
China Construction Bank Corp., H Shares	0.7
Vale SA	0.7
SK Hynix, Inc.	0.6
Alibaba Group Holding, Ltd., ADR	0.6
TOTAL	13.1
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

TOP 10 COUNTRIES AS OF 2/28/2023 (% of net assets)
China	24.7
Taiwan	16.4
India	14.8
South Korea	12.0
Brazil	4.7
Hong Kong	3.6
Saudi Arabia	3.2
South Africa	3.2
Mexico	3.0
Thailand	2.4
TOTAL	88.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,008.00	$7.07	1.42%
	Hypothetical example	1,000.00	1,017.80	7.10	1.42%
Class C	Actual expenses/actual returns	1,000.00	1,005.30	10.54	2.12%
	Hypothetical example	1,000.00	1,014.30	10.59	2.12%
Class I	Actual expenses/actual returns	1,000.00	1,009.30	5.58	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Class R6	Actual expenses/actual returns	1,000.00	1,010.50	5.08	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Class NAV	Actual expenses/actual returns	1,000.00	1,010.60	5.04	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-28-23 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 97.9%		$167,847,568
(Cost $158,839,357)
Australia 0.0%		49,641	0.0%
Belgium 0.0%		22,040	0.0%
Brazil 3.7%		6,382,343	3.7%
Petroleo Brasileiro SA	117,444	644,933	0.4%
Vale SA	69,353	1,130,218	0.7%
OTHER SECURITIES		4,607,192	2.6%
Canada 0.0%		25,529	0.0%
Chile 0.7%		1,127,724	0.7%
China 24.7%		42,316,045	24.7%
Alibaba Group Holding, Ltd. (A)	126,300	1,388,219	0.8%
Alibaba Group Holding, Ltd., ADR (A)	11,493	1,008,970	0.6%
Aowei Holdings, Ltd. (A)	9,116,000	696,818	0.4%
Bank of China, Ltd., H Shares	1,556,075	570,694	0.4%
China Construction Bank Corp., H Shares	1,958,000	1,196,882	0.7%
China Merchants Bank Company, Ltd., H Shares	116,961	634,689	0.4%
China Petroleum & Chemical Corp., H Shares	746,000	380,592	0.2%
Industrial & Commercial Bank of China, Ltd., H Shares	1,091,000	544,368	0.3%
Kweichow Moutai Company, Ltd., Class A	1,200	313,940	0.2%
Li Ning Company, Ltd.	44,000	375,439	0.2%
NetEase, Inc.	36,700	570,335	0.4%
NetEase, Inc., ADR	1,024	79,503	0.1%
PetroChina Company, Ltd., H Shares	654,000	333,630	0.2%
Ping An Insurance Group Company of China, Ltd., H Shares	125,500	856,730	0.5%
Tencent Holdings, Ltd.	90,900	3,993,092	2.4%
Yum China Holdings, Inc.	4,800	282,384	0.2%
Yum China Holdings, Inc. (New York Stock Exchange)	6,745	396,134	0.3%
OTHER SECURITIES		28,693,626	16.4%
Colombia 0.1%		157,081	0.1%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value	% of Net Assets
Cyprus 0.0%		$12,901	0.0%
Czech Republic 0.1%		216,889	0.1%
Egypt 0.0%		37,594	0.0%
Greece 0.4%		742,254	0.4%
Hong Kong 3.6%		6,183,681	3.6%
China Resources Land, Ltd.	82,444	366,321	0.2%
OTHER SECURITIES		5,817,360	3.4%
Hungary 0.2%		260,396	0.2%
India 14.8%		25,430,290	14.8%
Axis Bank, Ltd.	46,026	469,914	0.3%
Axis Bank, Ltd., GDR	309	15,645	0.0%
Bharti Airtel, Ltd.	49,113	441,694	0.3%
HDFC Bank, Ltd.	40,076	776,734	0.5%
Housing Development Finance Corp., Ltd.	11,838	373,264	0.2%
ICICI Bank, Ltd.	56,831	587,374	0.4%
ICICI Bank, Ltd., ADR	1,674	34,618	0.0%
Infosys, Ltd.	73,723	1,326,458	0.8%
Mahindra & Mahindra, Ltd.	22,255	343,006	0.2%
Reliance Industries, Ltd.	31,757	889,727	0.5%
Tata Consultancy Services, Ltd.	13,575	546,073	0.3%
Tata Steel, Ltd.	257,243	323,993	0.2%
OTHER SECURITIES		19,301,790	11.1%
Indonesia 2.1%		3,642,190	2.1%
Bank Rakyat Indonesia Persero Tbk PT	1,217,227	372,551	0.2%
OTHER SECURITIES		3,269,639	1.9%
Malaysia 1.8%		3,028,879	1.8%
Mexico 3.0%		5,133,168	3.0%
America Movil SAB de CV, Series L	288,988	296,783	0.2%
America Movil SAB de CV, Series L, ADR	6,074	125,003	0.1%
Grupo KUO SAB de CV, Series B	136,788	318,859	0.2%
Organizacion Soriana SAB de CV, Series B (A)	420,625	689,911	0.4%
OTHER SECURITIES		3,702,612	2.1%
Netherlands 0.0%		54,425	0.0%
Panama 0.0%		919	0.0%
Peru 0.1%		115,775	0.1%
Philippines 1.2%		1,988,321	1.2%
Poland 0.8%		1,460,074	0.8%
8	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Qatar 0.9%		$1,506,855	0.9%
Qatar National Bank QPSC	87,404	404,454	0.3%
OTHER SECURITIES		1,102,401	0.6%
Russia 0.0%		36,303	0.0%
Saudi Arabia 3.2%		5,415,844	3.2%
Al Rajhi Bank (A)	21,054	393,725	0.2%
Saudi Arabian Mining Company (A)	18,591	314,450	0.2%
Saudi Basic Industries Corp.	15,698	369,927	0.2%
OTHER SECURITIES		4,337,742	2.6%
Singapore 0.1%		107,160	0.1%
South Africa 3.2%		5,409,509	3.2%
FirstRand, Ltd.	98,384	350,912	0.2%
MTN Group, Ltd.	40,480	318,960	0.2%
OTHER SECURITIES		4,739,637	2.8%
South Korea 12.0%		20,509,207	12.0%
Hyundai Motor Company	2,517	334,995	0.2%
Kia Corp.	6,538	371,555	0.2%
POSCO Holdings, Inc.	1,540	371,176	0.2%
Samsung Electronics Company, Ltd.	72,439	3,314,441	2.0%
Samsung Electronics Company, Ltd., GDR	1,171	1,340,112	0.8%
Shinhan Financial Group Company, Ltd.	11,393	334,556	0.2%
SK Hynix, Inc.	15,174	1,025,532	0.6%
OTHER SECURITIES		13,416,840	7.8%
Spain 0.0%		11,511	0.0%
Taiwan 16.4%		28,121,230	16.4%
ASE Technology Holding Company, Ltd., ADR	44,610	319,854	0.2%
CTBC Financial Holding Company, Ltd.	426,967	316,995	0.2%
Hon Hai Precision Industry Company, Ltd.	130,352	431,205	0.3%
MediaTek, Inc.	31,000	727,850	0.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	379,000	6,270,146	3.7%
United Microelectronics Corp.	244,468	398,166	0.3%
OTHER SECURITIES		19,657,014	11.3%
Thailand 2.4%		4,104,974	2.4%
Turkey 1.0%		1,774,359	1.0%
United Arab Emirates 1.3%		2,237,602	1.3%
Emirates Telecommunications Group Company PJSC	56,367	391,101	0.2%
OTHER SECURITIES		1,846,501	1.1%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value	% of Net Assets
United Kingdom 0.0%		$34,758	0.0%

United States 0.1%		190,097	0.1%
Preferred securities 1.1%		$1,891,477
(Cost $1,614,352)
Brazil 1.0%		1,634,379	1.0%
Petroleo Brasileiro SA	150,238	724,294	0.5%
OTHER SECURITIES		910,085	0.5%
Chile 0.1%		186,761	0.1%
Colombia 0.0%		45,001	0.0%
Philippines 0.0%		8,415	0.0%
Thailand 0.0%		16,921	0.0%
Rights 0.0%		$1,479
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 0.0%			$37,721
(Cost $37,728)
Short-term funds 0.0%			37,721	0.0%
John Hancock Collateral Trust (B)	4.5832 (C)	3,774	37,721	0.0%

Total investments (Cost $160,491,437) 99.0%	$169,778,245	99.0%
Other assets and liabilities, net 1.0%	1,636,071	1.0%
Total net assets 100.0%	$171,414,316	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(C)	The rate shown is the annualized seven-day yield as of 2-28-23.
10	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	6	Long	Mar 2023	$1,191,589	$1,192,650	$1,061
						$1,061
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $162,856,281. Net unrealized appreciation aggregated to $6,923,025, of which $50,637,500 related to gross unrealized appreciation and $43,714,475 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $160,453,709) including $36,990 of securities loaned	$169,740,524
Affiliated investments, at value (Cost $37,728)	37,721
Total investments, at value (Cost $160,491,437)	169,778,245
Cash	843,092
Foreign currency, at value (Cost $458,001)	455,965
Collateral held at broker for futures contracts	63,600
Dividends and interest receivable	345,032
Receivable for fund shares sold	440,741
Receivable for investments sold	506,759
Receivable for securities lending income	202
Other assets	47,668
Total assets	172,481,304
Liabilities
Payable for futures variation margin	7,500
Foreign capital gains tax payable	652,579
Payable for investments purchased	8,929
Payable for fund shares repurchased	121,226
Payable upon return of securities loaned	37,746
Payable to affiliates
Investment management fees	46
Accounting and legal services fees	13,907
Transfer agent fees	8,490
Trustees’ fees	71
Other liabilities and accrued expenses	216,494
Total liabilities	1,066,988
Net assets	$171,414,316
Net assets consist of
Paid-in capital	$167,529,621
Total distributable earnings (loss)	3,884,695
Net assets	$171,414,316

12	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($40,414,332 ÷ 3,874,048 shares)[1]	$10.43
Class C ($1,262,751 ÷ 120,585 shares)[1]	$10.47
Class I ($52,716,475 ÷ 5,062,490 shares)	$10.41
Class R6 ($533,862 ÷ 51,363 shares)	$10.39
Class NAV ($76,486,896 ÷ 7,350,379 shares)	$10.41
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	13

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$1,726,798
Interest	9,418
Securities lending	177
Less foreign taxes withheld	(210,047)
Total investment income	1,526,346
Expenses
Investment management fees	607,970
Distribution and service fees	66,733
Accounting and legal services fees	15,288
Transfer agent fees	47,228
Trustees’ fees	1,856
Custodian fees	246,253
State registration fees	34,962
Printing and postage	18,267
Professional fees	40,903
Other	14,063
Total expenses	1,093,523
Less expense reductions	(178,212)
Net expenses	915,311
Net investment income	611,035
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,827,128)
Affiliated investments	(39)
Futures contracts	(114,129)
(1,941,296)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,046,167
Affiliated investments	(17)
Futures contracts	1,939
3,048,089
Net realized and unrealized gain	1,106,793
Increase in net assets from operations	$1,717,828
14	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$611,035	$4,234,769
Net realized gain (loss)	(1,941,296)	11,074,414
Change in net unrealized appreciation (depreciation)	3,048,089	(50,750,914)
Increase (decrease) in net assets resulting from operations	1,717,828	(35,441,731)
Distributions to shareholders
From earnings
Class A	(740,947)	(1,369,613)
Class C	(14,558)	(34,271)
Class I	(973,909)	(1,332,525)
Class R6	(14,197)	(29,921)
Class NAV	(1,715,785)	(2,647,457)
Total distributions	(3,459,396)	(5,413,787)
From fund share transactions	14,236,089	2,370,430
Total increase (decrease)	12,494,521	(38,485,088)
Net assets
Beginning of period	158,919,795	197,404,883
End of period	$171,414,316	$158,919,795
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	15

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.54	$13.27	$10.51	$10.10	$11.13	$11.51
Net investment income[2]	0.03[3]	0.25	0.11	0.13	0.14	0.13
Net realized and unrealized gain (loss) on investments	0.05	(2.65)	2.78	0.50	(1.04)	(0.39)
Total from investment operations	0.08	(2.40)	2.89	0.63	(0.90)	(0.26)
Less distributions
From net investment income	(0.19)	(0.33)	(0.13)	(0.22)	(0.13)	(0.12)
Net asset value, end of period	$10.43	$10.54	$13.27	$10.51	$10.10	$11.13
Total return (%)[4,5]	0.80[6]	(18.46)	27.61	6.11	(8.06)	(2.34)
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$43	$57	$49	$52	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64[7]	1.49	1.54	1.57	1.51	1.45
Expenses including reductions	1.42[7]	1.42	1.51	1.56	1.50	1.44
Net investment income	0.50[3,7]	2.09	0.87	1.30	1.38	1.09
Portfolio turnover (%)	9	24	10	14	13	11

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.54	$13.26	$10.52	$10.11	$11.13	$11.52
Net investment income (loss)[2]	(0.01)[3]	0.16	0.02	0.06	0.06	0.04
Net realized and unrealized gain (loss) on investments	0.05	(2.65)	2.78	0.50	(1.03)	(0.39)
Total from investment operations	0.04	(2.49)	2.80	0.56	(0.97)	(0.35)
Less distributions
From net investment income	(0.11)	(0.23)	(0.06)	(0.15)	(0.05)	(0.04)
Net asset value, end of period	$10.47	$10.54	$13.26	$10.52	$10.11	$11.13
Total return (%)[4,5]	0.53[6]	(19.08)	26.65	5.40	(8.71)	(3.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$2	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.34[7]	2.19	2.24	2.27	2.21	2.15
Expenses including reductions	2.12[7]	2.12	2.21	2.26	2.20	2.14
Net investment income (loss)	(0.19)[3,7]	1.36	0.12	0.59	0.65	0.36
Portfolio turnover (%)	9	24	10	14	13	11

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	17

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.54	$13.27	$10.51	$10.10	$11.12	$11.50
Net investment income[2]	0.04[3]	0.28	0.15	0.15	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.05	(2.64)	2.77	0.51	(1.03)	(0.38)
Total from investment operations	0.09	(2.36)	2.92	0.66	(0.86)	(0.23)
Less distributions
From net investment income	(0.22)	(0.37)	(0.16)	(0.25)	(0.16)	(0.15)
Net asset value, end of period	$10.41	$10.54	$13.27	$10.51	$10.10	$11.12
Total return (%)[4]	0.93[5]	(18.20)	27.93	6.41	(7.72)	(2.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$38	$46	$37	$68	$64
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34[6]	1.19	1.24	1.27	1.22	1.15
Expenses including reductions	1.12[6]	1.12	1.21	1.26	1.21	1.14
Net investment income	0.79[3,6]	2.32	1.21	1.43	1.69	1.29
Portfolio turnover (%)	9	24	10	14	13	11

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.52	$13.26	$10.49	$10.09	$11.11	$11.49
Net investment income[2]	0.05[3]	0.29	0.06	0.18	0.17	0.20
Net realized and unrealized gain (loss) on investments	0.06	(2.65)	2.88	0.48	(1.01)	(0.42)
Total from investment operations	0.11	(2.36)	2.94	0.66	(0.84)	(0.22)
Less distributions
From net investment income	(0.24)	(0.38)	(0.17)	(0.26)	(0.18)	(0.16)
Net asset value, end of period	$10.39	$10.52	$13.26	$10.49	$10.09	$11.11
Total return (%)[4]	1.05[5]	(18.20)	28.20	6.42	(7.56)	(1.99)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$67	$60	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]	1.08	1.13	1.16	1.11	1.05
Expenses including reductions	1.02[6]	1.01	1.10	1.15	1.10	1.04
Net investment income	0.92[3,6]	2.38	0.53	1.75	1.71	1.67
Portfolio turnover (%)	9	24	10	14	13	11

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	19

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.54	$13.28	$10.51	$10.10	$11.13	$11.51
Net investment income[2]	0.05[3]	0.30	0.16	0.18	0.10	0.17
Net realized and unrealized gain (loss) on investments	0.06	(2.66)	2.78	0.49	(0.95)	(0.39)
Total from investment operations	0.11	(2.36)	2.94	0.67	(0.85)	(0.22)
Less distributions
From net investment income	(0.24)	(0.38)	(0.17)	(0.26)	(0.18)	(0.16)
Net asset value, end of period	$10.41	$10.54	$13.28	$10.51	$10.10	$11.13
Total return (%)[4]	1.06[5]	(18.15)	28.16	6.53	(7.63)	(1.97)
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$76	$91	$75	$68	$962
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[6]	1.07	1.12	1.14	1.10	1.04
Expenses including reductions	1.01[6]	1.00	1.09	1.14	1.09	1.03
Net investment income	0.91[3,6]	2.55	1.30	1.77	0.93	1.46
Portfolio turnover (%)	9	24	10	14	13	11

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	21

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$49,641	—	$49,641	—
Belgium	22,040	—	22,040	—
Brazil	6,382,343	$6,382,343	—	—
Canada	25,529	—	25,529	—
Chile	1,127,724	65,336	1,062,388	—
China	42,316,045	2,774,414	39,471,008	$70,623
Colombia	157,081	157,081	—	—
Cyprus	12,901	—	12,901	—
Czech Republic	216,889	—	216,889	—
Egypt	37,594	—	37,594	—
Greece	742,254	—	731,692	10,562
Hong Kong	6,183,681	—	5,989,577	194,104
Hungary	260,396	—	260,396	—
India	25,430,290	104,790	25,314,555	10,945
Indonesia	3,642,190	—	3,529,678	112,512
Malaysia	3,028,879	—	3,028,879	—
Mexico	5,133,168	5,133,168	—	—
Netherlands	54,425	—	54,425	—
Panama	919	919	—	—
Peru	115,775	115,678	—	97
22	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Philippines	$1,988,321	$14,562	$1,972,742	$1,017
Poland	1,460,074	—	1,460,074	—
Qatar	1,506,855	—	1,506,855	—
Russia	36,303	—	—	36,303
Saudi Arabia	5,415,844	—	5,415,844	—
Singapore	107,160	39,972	67,188	—
South Africa	5,409,509	519,251	4,890,258	—
South Korea	20,509,207	64,963	20,444,244	—
Spain	11,511	—	11,511	—
Taiwan	28,121,230	319,854	27,790,630	10,746
Thailand	4,104,974	—	4,071,410	33,564
Turkey	1,774,359	—	1,774,085	274
United Arab Emirates	2,237,602	—	2,237,602	—
United Kingdom	34,758	—	34,758	—
United States	190,097	—	190,097	—
Preferred securities
Brazil	1,634,379	1,634,379	—	—
Chile	186,761	—	186,761	—
Colombia	45,001	45,001	—	—
Philippines	8,415	—	8,415	—
Thailand	16,921	—	16,921	—
Rights	1,479	—	1,479	—
Short-term investments	37,721	37,721	—	—
Total investments in securities	$169,778,245	$17,409,432	$151,888,066	$480,747
Derivatives:
Assets
Futures	$1,061	$1,061	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	23

due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $36,990 and received $37,746 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
24	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $1,722.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $806,672 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies and wash sale loss deferrals.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	25

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2023, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging from $396,000 to $1.2 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	$1,061	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
26	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$(114,129)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$1,939
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $100 million of the fund’s aggregate net assets and (b) 0.750% of the fund’s aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	27

and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$43,842
Class C	1,422
Class I	50,415
Class	Expense reduction
Class R6	$653
Class NAV	81,880
Total	$178,212

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,532 for the six months ended February 28, 2023. Of this amount, $923 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,609 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $2 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
28	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$60,247	$22,434
Class C	6,486	724
Class I	—	24,043
Class R6	—	27
Total	$66,733	$47,228
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	86,893	$899,972	250,208	$3,024,998
Distributions reinvested	71,593	730,960	110,051	1,352,525
Repurchased	(325,633)	(3,335,152)	(607,921)	(7,294,944)
Net decrease	(167,147)	$(1,704,220)	(247,662)	$(2,917,421)
Class C shares
Sold	6,156	$62,176	11,125	$135,227
Distributions reinvested	1,417	14,558	2,765	34,142
Repurchased	(22,449)	(225,760)	(39,945)	(488,131)
Net decrease	(14,876)	$(149,026)	(26,055)	$(318,762)
Class I shares
Sold	2,350,864	$24,387,761	1,950,741	$22,374,365
Distributions reinvested	95,377	971,892	108,331	1,329,223
Repurchased	(1,036,354)	(10,693,285)	(1,860,291)	(21,656,244)
Net increase	1,409,887	$14,666,368	198,781	$2,047,344
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	29

	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	26	$264	589	$7,061
Distributions reinvested	1,382	14,054	2,422	29,649
Repurchased	(15,974)	(162,470)	(30,439)	(374,162)
Net decrease	(14,566)	$(148,152)	(27,428)	$(337,452)
Class NAV shares
Sold	336,493	$3,454,822	791,863	$9,556,264
Distributions reinvested	168,545	1,715,785	216,119	2,647,457
Repurchased	(341,317)	(3,599,488)	(695,109)	(8,307,000)
Net increase	163,721	$1,571,119	312,873	$3,896,721
Total net increase	1,377,019	$14,236,089	210,509	$2,370,430
Affiliates of the fund owned 22% of shares of Class NAV on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $23,987,432 and $13,539,067, respectively, for the six months ended February 28, 2023.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,774	$212,055	$1,134,560	$(1,308,838)	$(39)	$(17)	$177	—	$37,721

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
30	JOHN HANCOCK Emerging Markets Fund | SEMIANNUAL REPORT

Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Yes Bank, Ltd., Lock-In Shares	10-4-21	$100,844	70,811	—	—	70,811	0.0%[1]	$14,999

[1]	Less than 0.05%.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	31

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
32	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Will B. Collins-Dean, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780015	368SA 2/23
4/2023

Semiannual report
John Hancock
Equity Income Fund
U.S. equity
February 28, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market was volatile during the six months ended February 28, 2023, buffeted by shifting expectations around inflation, the U.S. Federal Reserve’s (Fed’s) interest-rate moves, and the pace of economic growth. To tame inflation, the Fed continued to increase its overnight lending rate during the period. These moves fueled mounting concern that the economy could be headed for a recession and offset periodic optimism that the central bank was nearing the end of its rate hikes. Worries over soaring inflation in the eurozone, the Russian invasion of Ukraine, and the impact of less restrictive COVID-19 policies in China also kept the market in check.
Despite starting off the new year with gains, stocks declined in February as continued inflation and mixed economic data curbed hopes that the Fed would slow its pace of interest-rate hikes any time soon. Mounting expectations for how high rates would go and how long they would stay elevated further pressured stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
28	Special shareholder meeting
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
Wells Fargo & Company	3.4
TotalEnergies SE, ADR	3.1
General Electric Company	2.9
The Southern Company	2.7
American International Group, Inc.	2.4
Qualcomm, Inc.	2.3
Elevance Health, Inc.	2.2
Chubb, Ltd.	1.9
CF Industries Holdings, Inc.	1.9
Sempra Energy	1.9
TOTAL	24.7
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2023 (% of net assets)
United States	87.9
France	3.9
Germany	3.0
Switzerland	1.9
Canada	1.4
Ireland	1.1
Other countries	0.8
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,037.40	$5.66	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,033.40	9.18	1.82%
	Hypothetical example	1,000.00	1,015.80	9.10	1.82%
Class 1	Actual expenses/actual returns	1,000.00	1,038.90	3.84	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Class NAV	Actual expenses/actual returns	1,000.00	1,039.80	3.59	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 96.7%		$1,722,100,019
(Cost $1,212,298,356)
Communication services 5.4%		96,621,566
Diversified telecommunication services 0.8%
AT&T, Inc.	154,688	2,925,150
Verizon Communications, Inc.	293,699	11,398,458
Entertainment 1.3%
The Walt Disney Company (A)	228,028	22,713,869
Warner Brothers Discovery, Inc. (A)	77,143	1,204,974
Interactive media and services 0.7%
Meta Platforms, Inc., Class A (A)	73,100	12,788,114
Media 2.6%
Comcast Corp., Class A	450,207	16,734,194
News Corp., Class A	1,476,979	25,330,190
News Corp., Class B	97,099	1,675,929
Paramount Global, Class B (B)	86,400	1,850,688
Consumer discretionary 4.5%		80,901,237
Automobiles 1.0%
Volkswagen AG, ADR	1,386,154	18,879,417
Hotels, restaurants and leisure 1.2%
Las Vegas Sands Corp. (A)	361,097	20,752,245
Leisure products 0.6%
Mattel, Inc. (A)	638,628	11,488,918
Multiline retail 0.5%
Kohl’s Corp.	303,461	8,509,046
Specialty retail 1.2%
Best Buy Company, Inc.	93,900	7,804,029
The TJX Companies, Inc.	175,817	13,467,582
Consumer staples 6.8%		121,238,648
Beverages 0.5%
Constellation Brands, Inc., Class A	40,800	9,126,960
Food and staples retailing 0.9%
Walmart, Inc.	114,323	16,248,728
Food products 2.4%
Conagra Brands, Inc.	723,010	26,324,794
Mondelez International, Inc., Class A	36,326	2,367,729
Tyson Foods, Inc., Class A	236,851	14,031,053
Household products 1.3%
Kimberly-Clark Corp.	190,903	23,872,420
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	7

	Shares	Value
Consumer staples (continued)
Tobacco 1.7%
Philip Morris International, Inc.	300,791	$29,266,964
Energy 8.2%		145,261,125
Oil, gas and consumable fuels 8.2%
Chevron Corp.	30,493	4,902,360
Enbridge, Inc.	115,700	4,341,064
EOG Resources, Inc.	151,041	17,070,654
Exxon Mobil Corp.	248,098	27,268,451
Hess Corp.	109,958	14,811,343
Suncor Energy, Inc.	28,500	957,600
TC Energy Corp. (B)	494,989	19,705,512
The Williams Companies, Inc.	58,200	1,751,820
TotalEnergies SE, ADR	879,540	54,452,321
Financials 21.6%		384,734,522
Banks 8.8%
Bank of America Corp.	292,334	10,027,056
Citigroup, Inc.	211,175	10,704,461
Fifth Third Bancorp	574,134	20,841,064
Huntington Bancshares, Inc.	1,632,504	25,009,961
JPMorgan Chase & Co.	95,181	13,644,196
The PNC Financial Services Group, Inc.	19,462	3,073,439
U.S. Bancorp	253,800	12,113,874
Wells Fargo & Company	1,294,462	60,541,991
Capital markets 3.1%
Franklin Resources, Inc.	59,634	1,757,414
Morgan Stanley	152,165	14,683,923
Raymond James Financial, Inc.	11,953	1,296,422
State Street Corp.	66,004	5,853,235
The Carlyle Group, Inc.	99,800	3,433,120
The Charles Schwab Corp.	119,519	9,312,920
The Goldman Sachs Group, Inc.	56,461	19,854,511
Diversified financial services 1.9%
Apollo Global Management, Inc.	58,408	4,141,127
Equitable Holdings, Inc.	940,581	29,553,055
Insurance 7.8%
American International Group, Inc.	680,982	41,614,811
Chubb, Ltd.	162,709	34,334,853
Loews Corp.	292,965	17,897,232
MetLife, Inc.	379,529	27,223,615
The Hartford Financial Services Group, Inc.	227,673	17,822,242
8	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 16.6%		$294,921,653
Biotechnology 1.6%
AbbVie, Inc.	145,421	22,380,292
Biogen, Inc. (A)	19,577	5,283,049
Health care equipment and supplies 4.4%
Becton, Dickinson and Company	113,316	26,578,268
GE HealthCare Technologies, Inc. (A)	200,130	15,209,880
Medtronic PLC	194,018	16,064,690
Zimmer Biomet Holdings, Inc.	160,926	19,933,904
Health care providers and services 5.2%
Cardinal Health, Inc.	122,638	9,284,923
Centene Corp. (A)	135,227	9,249,527
CVS Health Corp.	202,973	16,956,364
Elevance Health, Inc.	82,182	38,598,420
The Cigna Group	63,330	18,498,693
Pharmaceuticals 5.4%
AstraZeneca PLC, ADR	149,200	9,724,856
Johnson & Johnson	200,587	30,741,964
Merck & Company, Inc.	148,760	15,804,262
Pfizer, Inc.	470,482	19,087,455
Sanofi, ADR	320,360	15,008,866
Viatris, Inc.	571,600	6,516,240
Industrials 11.1%		197,144,814
Aerospace and defense 2.6%
L3Harris Technologies, Inc.	136,339	28,793,433
The Boeing Company (A)	82,524	16,632,712
Air freight and logistics 1.8%
United Parcel Service, Inc., Class B	176,391	32,189,594
Airlines 0.6%
Southwest Airlines Company (A)	334,467	11,231,402
Commercial services and supplies 0.6%
Stericycle, Inc. (A)	211,465	10,082,651
Industrial conglomerates 4.2%
3M Company	29,714	3,201,386
General Electric Company	613,992	52,011,262
Siemens AG, ADR	265,611	20,303,305
Machinery 1.3%
Cummins, Inc.	21,500	5,226,220
Flowserve Corp.	49,106	1,703,487
Stanley Black & Decker, Inc.	184,200	15,769,362
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	9

	Shares	Value
Information technology 7.5%		$134,508,773
Communications equipment 0.3%
Cisco Systems, Inc.	123,618	5,985,584
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	40,235	5,122,720
IT services 1.2%
Accenture PLC, Class A	11,200	2,974,160
Fiserv, Inc. (A)	161,365	18,571,498
Semiconductors and semiconductor equipment 4.1%
Applied Materials, Inc.	131,765	15,304,505
Qualcomm, Inc.	332,745	41,103,990
Texas Instruments, Inc.	103,316	17,713,528
Software 1.3%
Microsoft Corp.	90,912	22,675,271
Technology hardware, storage and peripherals 0.3%
Samsung Electronics Company, Ltd.	110,535	5,057,517
Materials 4.1%		73,722,362
Chemicals 2.8%
CF Industries Holdings, Inc.	390,111	33,506,634
DuPont de Nemours, Inc.	14,263	1,041,627
International Flavors & Fragrances, Inc.	111,707	10,411,092
RPM International, Inc.	54,380	4,819,699
Containers and packaging 1.3%
International Paper Company	657,964	23,943,310
Real estate 4.1%		72,564,062
Equity real estate investment trusts 4.1%
Equity Residential	422,608	26,421,452
Rayonier, Inc.	427,643	14,360,252
Vornado Realty Trust	52,437	1,037,204
Welltower, Inc.	40,380	2,992,966
Weyerhaeuser Company	888,070	27,752,188
Utilities 6.8%		120,481,257
Electric utilities 2.8%
PG&E Corp. (A)	147,400	2,302,388
The Southern Company	759,432	47,889,782
Multi-utilities 4.0%
Ameren Corp.	133,357	11,029,957
Dominion Energy, Inc.	369,470	20,549,921
NiSource, Inc.	208,994	5,732,705

Sempra Energy	219,902	32,976,504
10	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 2.0%		$35,718,885
(Cost $33,246,619)
Consumer discretionary 0.8%		14,177,894
Automobiles 0.8%
Dr. Ing. h.c. F. Porsche AG (A)(B)	117,645	14,177,894
Health care 0.4%		6,564,002
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000%	135,704	6,564,002
Utilities 0.8%		14,976,989
Electric utilities 0.5%
NextEra Energy, Inc., 5.279%	127,698	6,072,040
NextEra Energy, Inc., 6.926% (B)	72,955	3,268,384
Multi-utilities 0.3%
NiSource, Inc., 7.750%	54,708	5,636,565

	Yield (%)	Shares	Value
Short-term investments 1.8%			$31,002,102
(Cost $31,002,240)
Short-term funds 1.8%			31,002,102
John Hancock Collateral Trust (C)	4.5832(D)	1,175,864	11,753,346
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.4192(D)	1,981,226	1,981,226
T. Rowe Price Government Reserve Fund	4.5920(D)	17,267,530	17,267,530

Total investments (Cost $1,276,547,215) 100.5%	$1,788,821,006
Other assets and liabilities, net (0.5%)	(8,398,264)
Total net assets 100.0%	$1,780,422,742

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-23.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $1,287,269,307. Net unrealized appreciation aggregated to $501,551,699, of which $526,560,134 related to gross unrealized appreciation and $25,008,435 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,264,793,731) including $23,430,922 of securities loaned	$1,777,067,660
Affiliated investments, at value (Cost $11,753,484)	11,753,346
Total investments, at value (Cost $1,276,547,215)	1,788,821,006
Foreign currency, at value (Cost $651)	645
Dividends and interest receivable	4,615,616
Receivable for fund shares sold	261,143
Receivable for investments sold	1,442,707
Receivable for securities lending income	7,417
Other assets	123,121
Total assets	1,795,271,655
Liabilities
Payable for investments purchased	2,251,681
Payable for fund shares repurchased	542,537
Payable upon return of securities loaned	11,753,963
Payable to affiliates
Accounting and legal services fees	153,458
Transfer agent fees	12,773
Trustees’ fees	872
Other liabilities and accrued expenses	133,629
Total liabilities	14,848,913
Net assets	$1,780,422,742
Net assets consist of
Paid-in capital	$1,250,578,852
Total distributable earnings (loss)	529,843,890
Net assets	$1,780,422,742

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($141,966,528 ÷ 7,596,892 shares)[1]	$18.69
Class C ($2,157,924 ÷ 115,074 shares)[1]	$18.75
Class 1 ($186,321,280 ÷ 9,958,625 shares)	$18.71
Class NAV ($1,449,977,010 ÷ 77,641,657 shares)	$18.68
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$27,678,791
Interest	284,973
Securities lending	28,366
Less foreign taxes withheld	(1,039,905)
Total investment income	26,952,225
Expenses
Investment management fees	6,058,585
Distribution and service fees	252,546
Accounting and legal services fees	169,446
Transfer agent fees	74,065
Trustees’ fees	21,702
Custodian fees	100,159
State registration fees	27,620
Printing and postage	13,076
Professional fees	57,157
Other	35,602
Total expenses	6,809,958
Less expense reductions	(263,371)
Net expenses	6,546,587
Net investment income	20,405,638
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	36,784,913
Affiliated investments	(996)
36,783,917
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	11,038,262
Affiliated investments	(97)
11,038,165
Net realized and unrealized gain	47,822,082
Increase in net assets from operations	$68,227,720
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$20,405,638	$34,554,398
Net realized gain	36,783,917	175,404,966
Change in net unrealized appreciation (depreciation)	11,038,165	(225,272,189)
Increase (decrease) in net assets resulting from operations	68,227,720	(15,312,825)
Distributions to shareholders
From earnings
Class A	(12,505,431)	(8,043,969)
Class C	(220,685)	(182,321)
Class 1	(17,972,164)	(16,851,647)
Class NAV	(140,323,678)	(169,415,986)
Total distributions	(171,021,958)	(194,493,923)
From fund share transactions	85,865,116	(246,588,248)
Total decrease	(16,929,122)	(456,394,996)
Net assets
Beginning of period	1,797,351,864	2,253,746,860
End of period	$1,780,422,742	$1,797,351,864
14	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$19.93	$22.20	$16.28	$18.31	$20.97	$20.22
Net investment income[2]	0.19	0.27	0.27	0.33	0.36	0.31
Net realized and unrealized gain (loss) on investments	0.49	(0.64)	6.06	(0.90)	(0.84)	2.22
Total from investment operations	0.68	(0.37)	6.33	(0.57)	(0.48)	2.53
Less distributions
From net investment income	(0.21)	(0.27)	(0.30)	(0.38)	(0.36)	(0.33)
From net realized gain	(1.71)	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)
Total distributions	(1.92)	(1.90)	(0.41)	(1.46)	(2.18)	(1.78)
Net asset value, end of period	$18.69	$19.93	$22.20	$16.28	$18.31	$20.97
Total return (%)[3,4]	3.74[5]	(1.91)	39.49	(3.96)	(0.94)	12.83
Ratios and supplemental data
Net assets, end of period (in millions)	$142	$121	$90	$59	$51	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.14	1.14	1.17	1.16	1.18
Expenses including reductions	1.12[6]	1.11	1.11	1.14	1.13	1.14
Net investment income	1.96[6]	1.29	1.36	1.99	1.97	1.52
Portfolio turnover (%)	9	15	22	31	26	19

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	15

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$19.99	$22.25	$16.32	$18.34	$21.00	$20.25
Net investment income[2]	0.12	0.12	0.14	0.22	0.24	0.17
Net realized and unrealized gain (loss) on investments	0.49	(0.63)	6.07	(0.90)	(0.86)	2.22
Total from investment operations	0.61	(0.51)	6.21	(0.68)	(0.62)	2.39
Less distributions
From net investment income	(0.14)	(0.12)	(0.17)	(0.26)	(0.22)	(0.19)
From net realized gain	(1.71)	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)
Total distributions	(1.85)	(1.75)	(0.28)	(1.34)	(2.04)	(1.64)
Net asset value, end of period	$18.75	$19.99	$22.25	$16.32	$18.34	$21.00
Total return (%)[3,4]	3.34[5]	(2.56)	38.50	(4.60)	(1.66)	12.00
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85[6]	1.84	1.84	1.87	1.86	1.88
Expenses including reductions	1.82[6]	1.81	1.81	1.84	1.83	1.84
Net investment income	1.26[6]	0.58	0.69	1.28	1.28	0.80
Portfolio turnover (%)	9	15	22	31	26	19

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$19.96	$22.22	$16.30	$18.33	$20.99	$20.24
Net investment income[2]	0.22	0.35	0.34	0.40	0.43	0.39
Net realized and unrealized gain (loss) on investments	0.49	(0.63)	6.06	(0.91)	(0.85)	2.21
Total from investment operations	0.71	(0.28)	6.40	(0.51)	(0.42)	2.60
Less distributions
From net investment income	(0.25)	(0.35)	(0.37)	(0.44)	(0.42)	(0.40)
From net realized gain	(1.71)	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)
Total distributions	(1.96)	(1.98)	(0.48)	(1.52)	(2.24)	(1.85)
Net asset value, end of period	$18.71	$19.96	$22.22	$16.30	$18.33	$20.99
Total return (%)[3]	3.89[4]	(1.48)	39.95	(3.58)	(0.57)	13.21
Ratios and supplemental data
Net assets, end of period (in millions)	$186	$186	$194	$160	$197	$235
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[5]	0.77	0.77	0.79	0.80	0.82
Expenses including reductions	0.76[5]	0.74	0.74	0.76	0.77	0.78
Net investment income	2.31[5]	1.65	1.74	2.35	2.32	1.86
Portfolio turnover (%)	9	15	22	31	26	19

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	17

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$19.92	$22.19	$16.28	$18.31	$20.97	$20.22
Net investment income[2]	0.23	0.36	0.35	0.41	0.44	0.40
Net realized and unrealized gain (loss) on investments	0.49	(0.64)	6.05	(0.91)	(0.85)	2.21
Total from investment operations	0.72	(0.28)	6.40	(0.50)	(0.41)	2.61
Less distributions
From net investment income	(0.25)	(0.36)	(0.38)	(0.45)	(0.43)	(0.41)
From net realized gain	(1.71)	(1.63)	(0.11)	(1.08)	(1.82)	(1.45)
Total distributions	(1.96)	(1.99)	(0.49)	(1.53)	(2.25)	(1.86)
Net asset value, end of period	$18.68	$19.92	$22.19	$16.28	$18.31	$20.97
Total return (%)[3]	3.98[4]	(1.49)	40.01	(3.53)	(0.52)	13.28
Ratios and supplemental data
Net assets, end of period (in millions)	$1,450	$1,488	$1,968	$1,664	$1,495	$1,344
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74[5]	0.72	0.72	0.74	0.75	0.77
Expenses including reductions	0.71[5]	0.69	0.69	0.71	0.72	0.73
Net investment income	2.36[5]	1.69	1.79	2.41	2.38	1.92
Portfolio turnover (%)	9	15	22	31	26	19

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	19

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$96,621,566	$96,621,566	—	—
Consumer discretionary	80,901,237	80,901,237	—	—
Consumer staples	121,238,648	121,238,648	—	—
Energy	145,261,125	145,261,125	—	—
Financials	384,734,522	384,734,522	—	—
Health care	294,921,653	294,921,653	—	—
Industrials	197,144,814	197,144,814	—	—
Information technology	134,508,773	129,451,256	$5,057,517	—
Materials	73,722,362	73,722,362	—	—
Real estate	72,564,062	72,564,062	—	—
Utilities	120,481,257	120,481,257	—	—
Preferred securities
Consumer discretionary	14,177,894	—	14,177,894	—
Health care	6,564,002	6,564,002	—	—
Utilities	14,976,989	14,976,989	—	—
Short-term investments	31,002,102	31,002,102	—	—
Total investments in securities	$1,788,821,006	$1,769,585,595	$19,235,411	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
20	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $23,430,922 and received $11,753,963 of cash collateral.
In addition, non-cash collateral of approximately $12,615,402 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	21

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $4,255.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
22	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
Between 3 billion and 4 billion	0.690%
Between 4 billion and 5.5 billion	0.680%
Between 5.5 billion and 7.5 billion	0.675%
Excess over 7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	23

When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets.
When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets.
When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.
Aggregate net assets include the net assets of the fund, Equity Income Trust a series of John Hancock Variable Insurance Trust, and Manulife US Large Cap Value Equity Fund (Canada). The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class exceed 1.14% of the class’s average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense waiver may terminate at any time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$19,528
Class C	346
Class 1	27,582
Class	Expense reduction
Class NAV	$215,915
Total	$263,371

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.66% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
24	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $93,744 for the six months ended February 28, 2023. Of this amount, $16,087 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $77,657 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $6,558 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$195,033	$72,775
Class C	11,541	1,290
Class 1	45,972	—
Total	$252,546	$74,065
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	25

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$13,500,000	2	3.112%	$2,334
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,538,821	$29,517,034	2,477,487	$51,779,220
Distributions reinvested	687,977	12,498,338	388,574	8,027,170
Repurchased	(714,353)	(13,756,082)	(820,590)	(17,181,895)
Net increase	1,512,445	$28,259,290	2,045,471	$42,624,495
Class C shares
Sold	12,934	$253,561	35,301	$742,669
Distributions reinvested	12,092	220,685	8,786	182,321
Repurchased	(28,517)	(542,873)	(32,585)	(689,740)
Net increase (decrease)	(3,491)	$(68,627)	11,502	$235,250
Class 1 shares
Sold	341,537	$6,557,544	858,706	$18,252,736
Distributions reinvested	988,495	17,972,164	814,733	16,851,647
Repurchased	(700,584)	(13,508,114)	(1,052,541)	(22,417,033)
Net increase	629,448	$11,021,594	620,898	$12,687,350
Class NAV shares
Sold	394,523	$7,463,971	1,214,956	$26,270,657
Distributions reinvested	7,734,385	140,323,678	8,198,722	169,415,986
Repurchased	(5,147,737)	(101,134,790)	(23,441,598)	(497,821,986)
Net increase (decrease)	2,981,171	$46,652,859	(14,027,920)	$(302,135,343)
Total net increase (decrease)	5,119,573	$85,865,116	(11,350,049)	$(246,588,248)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
26	JOHN HANCOCK Equity Income Fund | SEMIANNUAL REPORT

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $149,809,484 and $219,646,207, respectively, for the six months ended February 28, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 81.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	30.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.0%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,175,864	$6,253,562	$75,321,141	$(69,820,264)	$(996)	$(97)	$28,366	—	$11,753,346

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	27

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
28	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Manager
John D. Linehan, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780040	458SA 2/23
4/2023

Semiannual report
John Hancock
Fundamental Global Franchise Fund
International equity
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities finished with a slight gain during the six months ended February 28, 2023, albeit with elevated volatility along the way. The beginning of the period was characterized by weak price performance, with markets remaining under pressure from the combination of high inflation, rising interest rates, geopolitical tensions, and concerns about slowing economic growth.
The backdrop started to change for the better from mid-October onward, helping stocks recapture their earlier losses. Although inflation persisted during the period, a modest downturn prompted investors to look ahead to the point at which the U.S. Federal Reserve (Fed) and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. By period end, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the Fed and other central banks would need to continue raising interest rates.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
9	Financial statements
12	Financial highlights
16	Notes to financial statements
23	Special shareholder meeting
24	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
Anheuser-Busch InBev SA/NV	6.6
Amazon.com, Inc.	6.5
eBay, Inc.	6.2
Ferrari NV	5.7
Danone SA	5.6
Liberty Media Corp.-Liberty Formula One, Series A	5.2
Oracle Corp.	5.1
Heineken Holding NV	5.0
Comcast Corp., Class A	4.8
EXOR NV	4.5
TOTAL	55.2
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2023 (% of net assets)
United States	54.4
Netherlands	9.5
Italy	8.7
Belgium	6.6
France	6.6
United Kingdom	5.7
Spain	3.7
Taiwan	3.3
Switzerland	1.5
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,075.00	$6.79	1.32%
	Hypothetical example	1,000.00	1,018.20	6.61	1.32%
Class I	Actual expenses/actual returns	1,000.00	1,076.90	5.20	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Class R6	Actual expenses/actual returns	1,000.00	1,076.90	4.74	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,077.00	4.69	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 97.8%		$286,964,245
(Cost $222,585,919)
Belgium 6.6%		19,433,518
Anheuser-Busch InBev SA/NV	320,376	19,433,518
France 6.6%		19,406,871
Danone SA	294,802	16,571,479
Sodexo SA	30,614	2,835,392
Italy 8.7%		25,580,329
Ferrari NV	64,206	16,717,316
Salvatore Ferragamo SpA	466,180	8,863,013
Netherlands 9.5%		27,903,249
EXOR NV (A)	158,649	13,090,797
Heineken Holding NV	173,146	14,812,452
Spain 3.7%		10,781,112
Cellnex Telecom SA (A)(B)	287,353	10,781,112
Switzerland 1.3%		3,706,091
Cie Financiere Richemont SA, A Shares	24,528	3,706,091
Taiwan 3.3%		9,859,633
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	113,238	9,859,633
United Kingdom 5.7%		16,632,531
Associated British Foods PLC	305,182	7,356,651
GSK PLC	441,955	7,571,086
Haleon PLC (A)	440,555	1,704,794
United States 52.4%		153,660,911
Alphabet, Inc., Class A (A)	111,652	10,055,379
Amazon.com, Inc. (A)	200,753	18,916,955
American Tower Corp.	30,595	6,058,116
Analog Devices, Inc.	35,579	6,527,679
CarGurus, Inc. (A)	328,681	5,604,011
CDW Corp.	26,916	5,448,337
Comcast Corp., Class A	375,757	13,966,888
eBay, Inc.	397,897	18,263,472
Liberty Media Corp.-Liberty Formula One, Series A (A)	253,226	15,386,012
Moderna, Inc. (A)	56,787	7,882,603
Oracle Corp.	170,266	14,881,248
salesforce.com, Inc. (A)	66,907	10,946,654
The Hain Celestial Group, Inc. (A)	169,180	3,016,479
The Walt Disney Company (A)	43,669	4,349,869

Walmart, Inc.	86,943	12,357,209
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	7

	Shares	Value

Warrants 0.2%		$681,848
(Cost $0)
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	583,817	681,848

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.7%				$7,888,929
(Cost $7,888,929)
U.S. Government Agency 1.5%				4,294,000
Federal Home Loan Bank Discount Note	4.400	03-01-23	4,294,000	4,294,000

	Yield (%)	Shares	Value
Short-term funds 1.2%			3,594,929

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.3886(C)	3,594,930	3,594,929

Total investments (Cost $230,474,848) 100.7%	$295,535,022
Other assets and liabilities, net (0.7%)	(2,179,211)
Total net assets 100.0%	$293,355,811

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CHF	Swiss Franc

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 2-28-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $231,963,029. Net unrealized appreciation aggregated to $63,571,993, of which $74,776,535 related to gross unrealized appreciation and $11,204,542 related to gross unrealized depreciation.
8	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $230,474,848)	$295,535,022
Foreign currency, at value (Cost $17)	16
Dividends and interest receivable	521,300
Receivable for fund shares sold	8,593
Receivable for investments sold	661,179
Other assets	57,218
Total assets	296,783,328
Liabilities
Payable for fund shares repurchased	3,319,176
Payable to affiliates
Accounting and legal services fees	27,610
Transfer agent fees	1,276
Trustees’ fees	158
Other liabilities and accrued expenses	79,297
Total liabilities	3,427,517
Net assets	$293,355,811
Net assets consist of
Paid-in capital	$238,010,680
Total distributable earnings (loss)	55,345,131
Net assets	$293,355,811

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,612,713 ÷ 554,543 shares)[1]	$10.12
Class I ($7,501,956 ÷ 732,076 shares)	$10.25
Class R6 ($8,328,153 ÷ 810,615 shares)	$10.27
Class NAV ($271,912,989 ÷ 26,463,912 shares)	$10.27
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	9

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$1,793,416
Interest	29,675
Less foreign taxes withheld	(86,417)
Total investment income	1,736,674
Expenses
Investment management fees	1,263,521
Distribution and service fees	7,685
Accounting and legal services fees	30,981
Transfer agent fees	7,187
Trustees’ fees	4,392
Custodian fees	52,384
State registration fees	29,358
Printing and postage	9,882
Professional fees	38,604
Other	13,761
Total expenses	1,457,755
Less expense reductions	(11,220)
Net expenses	1,446,535
Net investment income	290,139
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,109,520
2,109,520
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	21,158,898
21,158,898
Net realized and unrealized gain	23,268,418
Increase in net assets from operations	$23,558,557
10	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$290,139	$920,777
Net realized gain	2,109,520	23,559,164
Change in net unrealized appreciation (depreciation)	21,158,898	(128,588,435)
Increase (decrease) in net assets resulting from operations	23,558,557	(104,108,494)
Distributions to shareholders
From earnings
Class A	(390,822)	(566,982)
Class I	(596,549)	(8,147,464)
Class R6	(878,755)	(1,071,842)
Class NAV	(24,518,214)	(33,523,141)
Total distributions	(26,384,340)	(43,309,429)
From fund share transactions	(34,455,595)	(41,842,590)
Total decrease	(37,281,378)	(189,260,513)
Net assets
Beginning of period	330,637,189	519,897,702
End of period	$293,355,811	$330,637,189
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	11

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.22	$14.34	$12.02	$11.91	$13.03	$14.21
Net investment income (loss)[2]	(0.01)	(0.02)	(0.05)	(0.01)	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.71	(2.86)	3.37	0.86	0.26	0.84
Total from investment operations	0.70	(2.88)	3.32	0.85	0.28	0.89
Less distributions
From net investment income	—	—	—	(0.05)	(0.02)	(0.08)
From net realized gain	(0.80)	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)
Total distributions	(0.80)	(1.24)	(1.00)	(0.74)	(1.40)	(2.07)
Net asset value, end of period	$10.12	$10.22	$14.34	$12.02	$11.91	$13.03
Total return (%)[3,4]	7.50[5]	(21.96)	28.93	7.34	4.61	6.80
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$7	$5	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[6]	1.30	1.30	1.32	1.31	1.29
Expenses including reductions	1.32[6]	1.29	1.29	1.31	1.30	1.28
Net investment income (loss)	(0.26)[6]	(0.18)	(0.38)	(0.09)	0.20	0.41
Portfolio turnover (%)	12	30	34	49	26	40

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.35	$14.47	$12.08	$11.97	$13.10	$14.28
Net investment income (loss)[2]	—[3]	0.01	(0.01)	0.03	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.73	(2.89)	3.40	0.86	0.22	0.86
Total from investment operations	0.73	(2.88)	3.39	0.89	0.31	0.93
Less distributions
From net investment income	(0.03)	—	—	(0.09)	(0.06)	(0.12)
From net realized gain	(0.80)	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)
Total distributions	(0.83)	(1.24)	(1.00)	(0.78)	(1.44)	(2.11)
Net asset value, end of period	$10.25	$10.35	$14.47	$12.08	$11.97	$13.10
Total return (%)[4]	7.69[5]	(21.75)	29.39	7.60	4.90	7.10
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$8	$94	$75	$31	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.00	1.00	1.02	1.01	1.00
Expenses including reductions	1.01[6]	0.99	0.99	1.01	1.01	0.99
Net investment income (loss)	0.08[6]	0.09	(0.08)	0.27	0.77	0.56
Portfolio turnover (%)	12	30	34	49	26	40

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than 0.005%.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.38	$14.50	$12.10	$11.98	$13.11	$14.29
Net investment income[2]	0.01	0.03	—[3]	0.04	0.08	0.13
Net realized and unrealized gain (loss) on investments	0.72	(2.91)	3.41	0.87	0.24	0.81
Total from investment operations	0.73	(2.88)	3.41	0.91	0.32	0.94
Less distributions
From net investment income	(0.04)	—[3]	(0.01)	(0.10)	(0.07)	(0.13)
From net realized gain	(0.80)	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)
Total distributions	(0.84)	(1.24)	(1.01)	(0.79)	(1.45)	(2.12)
Net asset value, end of period	$10.27	$10.38	$14.50	$12.10	$11.98	$13.11
Total return (%)[4]	7.69[5]	(21.68)	29.48	7.80	5.02	7.19
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$11	$13	$11	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[6]	0.89	0.89	0.90	0.90	0.89
Expenses including reductions	0.92[6]	0.88	0.89	0.90	0.90	0.89
Net investment income	0.16[6]	0.27	0.03	0.35	0.71	1.05
Portfolio turnover (%)	12	30	34	49	26	40

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.38	$14.50	$12.10	$11.98	$13.11	$14.29
Net investment income[2]	0.01	0.03	0.01	0.04	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.72	(2.91)	3.40	0.87	0.26	0.85
Total from investment operations	0.73	(2.88)	3.41	0.91	0.33	0.94
Less distributions
From net investment income	(0.04)	—[3]	(0.01)	(0.10)	(0.08)	(0.13)
From net realized gain	(0.80)	(1.24)	(1.00)	(0.69)	(1.38)	(1.99)
Total distributions	(0.84)	(1.24)	(1.01)	(0.79)	(1.46)	(2.12)
Net asset value, end of period	$10.27	$10.38	$14.50	$12.10	$11.98	$13.11
Total return (%)[4]	7.70[5]	(21.68)	29.49	7.81	5.04	7.21
Ratios and supplemental data
Net assets, end of period (in millions)	$272	$307	$406	$349	$444	$425
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.88	0.88	0.89	0.89	0.88
Expenses including reductions	0.91[6]	0.88	0.88	0.88	0.88	0.87
Net investment income	0.20[6]	0.23	0.05	0.32	0.63	0.65
Portfolio turnover (%)	12	30	34	49	26	40

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
16	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$19,433,518	—	$19,433,518	—
France	19,406,871	—	19,406,871	—
Italy	25,580,329	$16,717,316	8,863,013	—
Netherlands	27,903,249	—	27,903,249	—
Spain	10,781,112	—	10,781,112	—
Switzerland	3,706,091	—	3,706,091	—
Taiwan	9,859,633	9,859,633	—	—
United Kingdom	16,632,531	—	16,632,531	—
United States	153,660,911	153,660,911	—	—
Warrants	681,848	681,848	—	—
Short-term investments	7,888,929	3,594,929	4,294,000	—
Total investments in securities	$295,535,022	$184,514,637	$111,020,385	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	17

interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $2,022.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
18	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund’s average daily net assets and (b) 0.780% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	19

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$183
Class I	271
Class R6	385
Class	Expense reduction
Class NAV	$10,381
Total	$11,220

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,413 for the six months ended February 28, 2023. Of this amount, $241 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,172 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
20	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,685	$2,860
Class I	—	3,845
Class R6	—	482
Total	$7,685	$7,187
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$13,585,000	2	3.124%	$2,357
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	130,135	$1,343,680	76,871	$947,119
Distributions reinvested	41,799	390,822	43,347	566,982
Repurchased	(108,668)	(1,127,912)	(91,044)	(1,113,556)
Net increase	63,266	$606,590	29,174	$400,545
Class I shares
Sold	28,574	$291,576	1,317,234	$16,646,200
Distributions reinvested	63,059	596,539	616,765	8,147,464
Repurchased	(178,289)	(1,782,128)	(7,637,968)	(87,214,238)
Net decrease	(86,656)	$(894,013)	(5,703,969)	$(62,420,574)
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	21

	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	42,896	$431,985	331,133	$3,914,006
Distributions reinvested	92,696	878,755	80,955	1,071,842
Repurchased	(337,385)	(3,463,687)	(264,679)	(3,558,752)
Net increase (decrease)	(201,793)	$(2,152,947)	147,409	$1,427,096
Class NAV shares
Sold	697,472	$6,896,766	1,156,987	$14,592,199
Distributions reinvested	2,586,309	24,518,214	2,531,959	33,523,141
Repurchased	(6,358,679)	(63,430,205)	(2,174,154)	(29,364,997)
Net increase (decrease)	(3,074,898)	$(32,015,225)	1,514,792	$18,750,343
Total net decrease	(3,300,081)	$(34,455,595)	(4,012,594)	$(41,842,590)
Affiliates of the fund owned 67% and 100% of shares of Class R6 and Class NAV, respectively, on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $37,262,917 and $96,753,765, respectively, for the six months ended February 28, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 92.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	30.0%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	8.8%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	5.1%
22	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	23

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
24	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780149	398SA 2/23
4/2023

Semiannual report
John Hancock
Global Equity Fund
International equity
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities finished with a slight gain during the six months ended February 28, 2023, albeit with elevated volatility along the way. The beginning of the period was characterized by weak price performance, with markets remaining under pressure from the combination of high inflation, rising interest rates, geopolitical tensions, and concerns about slowing economic growth.
The backdrop changed for the better from mid-October onward, however, helping stocks recapture their earlier losses. Although inflation persisted during the period, a modest downturn prompted investors to look ahead to the point at which the U.S. Federal Reserve (Fed) and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. As the period ended, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the Fed and other central banks would need to continue raising interest rates.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
9	Financial statements
12	Financial highlights
19	Notes to financial statements
27	Special shareholder meeting
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
Microsoft Corp.	5.1
Sumitomo Mitsui Financial Group, Inc.	4.2
Oracle Corp.	3.3
Alphabet, Inc., Class A	3.2
Air Liquide SA	2.8
Wells Fargo & Company	2.6
TotalEnergies SE	2.6
Apple, Inc.	2.5
AutoZone, Inc.	2.5
Capgemini SE	2.4
TOTAL	31.2
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2023 (% of net assets)
United States	55.0
France	13.7
Japan	9.8
Netherlands	6.4
Ireland	4.4
United Kingdom	3.5
Switzerland	3.3
South Korea	2.3
Spain	1.6
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,044.90	$6.54	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class C	Actual expenses/actual returns	1,000.00	1,040.40	10.07	1.99%
	Hypothetical example	1,000.00	1,014.90	9.94	1.99%
Class I	Actual expenses/actual returns	1,000.00	1,046.40	5.02	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Class R2	Actual expenses/actual returns	1,000.00	1,042.70	7.04	1.39%
	Hypothetical example	1,000.00	1,017.90	6.95	1.39%
Class R4	Actual expenses/actual returns	1,000.00	1,045.30	5.38	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Class R6	Actual expenses/actual returns	1,000.00	1,046.50	4.52	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Class NAV	Actual expenses/actual returns	1,000.00	1,046.60	4.47	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 96.3%		$644,560,772
(Cost $559,072,956)
France 13.7%		91,602,268
Air Liquide SA	119,980	19,061,948
Capgemini SE	86,337	16,191,274
Carrefour SA	402,278	7,952,800
Cie Generale des Etablissements Michelin SCA	271,961	8,543,920
Sanofi	123,939	11,588,061
Thales SA	79,412	11,102,079
TotalEnergies SE	278,137	17,162,186
Ireland 4.4%		29,694,981
Accenture PLC, Class A	59,740	15,863,957
CRH PLC	294,015	13,831,024
Japan 9.8%		65,501,065
FANUC Corp.	71,104	12,085,616
Mitsubishi Estate Company, Ltd.	540,078	6,713,283
Sumitomo Mitsui Financial Group, Inc.	642,400	28,056,089
Sumitomo Mitsui Trust Holdings, Inc.	191,700	7,102,491
Tokyo Electric Power Company Holdings, Inc. (A)	3,484,000	11,543,586
Netherlands 6.4%		42,707,283
Heineken NV	104,499	10,651,404
ING Groep NV	1,006,304	14,083,311
Koninklijke Ahold Delhaize NV	327,012	10,383,228
Stellantis NV	433,819	7,589,340
Spain 1.6%		10,861,548
Amadeus IT Group SA (A)	172,727	10,861,548
Switzerland 3.3%		22,221,528
Chubb, Ltd.	60,837	12,837,824
Roche Holding AG	32,544	9,383,704
United Kingdom 3.5%		23,598,841
Amcor PLC	343,110	3,822,245
Amcor PLC, CHESS Depositary Interest	850,793	9,438,312
Reckitt Benckiser Group PLC	148,999	10,338,284
United States 53.6%		358,373,258
Advance Auto Parts, Inc.	34,272	4,968,069
Alphabet, Inc., Class A (A)	234,383	21,108,533
Apple, Inc.	112,488	16,581,856
Arthur J. Gallagher & Company	62,219	11,656,730
AutoZone, Inc. (A)	6,659	16,557,870
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	7

	Shares	Value
United States (continued)
Bank of America Corp.	339,734	$11,652,876
Cisco Systems, Inc.	316,056	15,303,432
ConocoPhillips	155,175	16,037,336
Electronic Arts, Inc.	109,320	12,127,961
Elevance Health, Inc.	14,148	6,644,891
FMC Corp.	107,392	13,869,677
Intercontinental Exchange, Inc.	88,861	9,046,050
Johnson & Johnson	101,072	15,490,295
Lowe’s Companies, Inc.	48,694	10,018,791
Microsoft Corp.	137,164	34,211,443
Oracle Corp.	253,756	22,178,274
Otis Worldwide Corp.	185,428	15,690,917
Philip Morris International, Inc.	149,356	14,532,339
T-Mobile US, Inc. (A)	91,801	13,052,266
UnitedHealth Group, Inc.	28,671	13,645,676
Vertex Pharmaceuticals, Inc. (A)	39,085	11,345,985
Visa, Inc., Class A	60,657	13,340,901
Walmart, Inc.	71,129	10,109,565
Waste Management, Inc.	79,828	11,955,041

Wells Fargo & Company	368,751	17,246,484
Preferred securities 2.3%		$15,508,350
(Cost $16,167,951)
South Korea 2.3%		15,508,350
Samsung Electronics Company, Ltd.	384,593	15,508,350

	Yield (%)	Shares	Value
Short-term investments 1.6%			$10,529,831
(Cost $10,529,831)
Short-term funds 1.6%			10,529,831
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.3886(B)	10,529,831	10,529,831

Total investments (Cost $585,770,738) 100.2%	$670,598,953
Other assets and liabilities, net (0.2%)	(1,287,238)
Total net assets 100.0%	$669,311,715

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-23.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $592,154,641. Net unrealized appreciation aggregated to $78,444,312, of which $90,802,068 related to gross unrealized appreciation and $12,357,756 related to gross unrealized depreciation.
8	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $585,770,738)	$670,598,953
Foreign currency, at value (Cost $223)	221
Dividends and interest receivable	1,195,356
Receivable for fund shares sold	54,993
Other assets	98,881
Total assets	671,948,404
Liabilities
Payable for fund shares repurchased	2,461,574
Payable to affiliates
Accounting and legal services fees	60,963
Transfer agent fees	7,072
Distribution and service fees	9
Trustees’ fees	330
Other liabilities and accrued expenses	106,741
Total liabilities	2,636,689
Net assets	$669,311,715
Net assets consist of
Paid-in capital	$796,494,857
Total distributable earnings (loss)	(127,183,142)
Net assets	$669,311,715

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($48,503,392 ÷ 4,560,750 shares)[1]	$10.63
Class C ($1,969,665 ÷ 185,865 shares)[1]	$10.60
Class I ($22,348,516 ÷ 2,101,017 shares)	$10.64
Class R2 ($44,085 ÷ 4,134 shares)	$10.66
Class R4 ($55,459 ÷ 5,212 shares)	$10.64
Class R6 ($80,226,125 ÷ 7,548,122 shares)	$10.63
Class NAV ($516,164,473 ÷ 48,568,421 shares)	$10.63
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.19

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	9

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$5,983,229
Interest	171,532
Less foreign taxes withheld	(273,848)
Total investment income	5,880,913
Expenses
Investment management fees	2,789,742
Distribution and service fees	81,519
Accounting and legal services fees	67,328
Transfer agent fees	43,748
Trustees’ fees	9,068
Custodian fees	104,435
State registration fees	46,754
Printing and postage	14,200
Professional fees	42,783
Other	20,004
Total expenses	3,219,581
Less expense reductions	(24,803)
Net expenses	3,194,778
Net investment income	2,686,135
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(14,543,283)
(14,543,283)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	43,749,617
43,749,617
Net realized and unrealized gain	29,206,334
Increase in net assets from operations	$31,892,469
10	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$2,686,135	$10,575,843
Net realized gain (loss)	(14,543,283)	65,381,805
Change in net unrealized appreciation (depreciation)	43,749,617	(188,428,245)
Increase (decrease) in net assets resulting from operations	31,892,469	(112,470,597)
Distributions to shareholders
From earnings
Class A	(3,088,124)	(10,344,847)
Class C	(118,644)	(460,316)
Class I	(1,498,277)	(3,721,142)
Class R2	(2,720)	(18,501)
Class R4	(3,759)	(13,586)
Class R6	(6,066,331)	(25,127,900)
Class NAV	(37,600,246)	(106,782,774)
Total distributions	(48,378,101)	(146,469,066)
From fund share transactions	(38,435,826)	55,702,636
Total decrease	(54,921,458)	(203,237,027)
Net assets
Beginning of period	724,233,173	927,470,200
End of period	$669,311,715	$724,233,173
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	11

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.89	$15.43	$12.36	$11.47	$11.92	$12.03
Net investment income (loss)[2]	0.02	0.12	0.18	0.12	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.43	(1.91)	3.15	1.02	0.08	0.72
Total from investment operations	0.45	(1.79)	3.33	1.14	0.26	0.88
Less distributions
From net investment income	(0.06)	(0.20)	(0.07)	(0.19)	(0.20)	(0.17)
From net realized gain	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(0.71)	(2.75)	(0.26)	(0.25)	(0.71)	(0.99)
Net asset value, end of period	$10.63	$10.89	$15.43	$12.36	$11.47	$11.92
Total return (%)[3,4]	4.49[5]	(14.08)	27.30	9.99	3.23	7.50
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$48	$58	$45	$42	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[6]	1.29	1.28	1.31	1.30	1.28
Expenses including reductions	1.29[6]	1.28	1.28	1.30	1.29	1.27
Net investment income (loss)	0.38[6,7]	0.98	1.28	1.01	1.60	1.36
Portfolio turnover (%)	30	65	63[8]	74	18	43

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
12	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.84	$15.36	$12.32	$11.44	$11.87	$11.99
Net investment income (loss)[2]	(0.02)	0.03	0.05	0.03	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.43	(1.90)	3.18	1.03	0.10	0.71
Total from investment operations	0.41	(1.87)	3.23	1.06	0.20	0.79
Less distributions
From net investment income	—	(0.10)	—	(0.12)	(0.12)	(0.09)
From net realized gain	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(0.65)	(2.65)	(0.19)	(0.18)	(0.63)	(0.91)
Net asset value, end of period	$10.60	$10.84	$15.36	$12.32	$11.44	$11.87
Total return (%)[3,4]	4.04[5]	(14.65)	26.48	9.22	2.59	6.69
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$6	$10	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[6]	1.99	1.98	2.01	2.00	1.98
Expenses including reductions	1.99[6]	1.98	1.98	2.00	1.99	1.97
Net investment income (loss)	(0.32)[6,7]	0.27	0.41	0.27	0.89	0.66
Portfolio turnover (%)	30	65	63[8]	74	18	43

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	13

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.91	$15.46	$12.37	$11.48	$11.94	$12.05
Net investment income (loss)[2]	0.04	0.16	0.21	0.15	0.21	0.19
Net realized and unrealized gain (loss) on investments	0.44	(1.92)	3.17	1.03	0.07	0.72
Total from investment operations	0.48	(1.76)	3.38	1.18	0.28	0.91
Less distributions
From net investment income	(0.10)	(0.24)	(0.10)	(0.23)	(0.23)	(0.20)
From net realized gain	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(0.75)	(2.79)	(0.29)	(0.29)	(0.74)	(1.02)
Net asset value, end of period	$10.64	$10.91	$15.46	$12.37	$11.48	$11.94
Total return (%)[3]	4.64[4]	(13.84)	27.78	10.28	3.52	7.80
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$21	$20	$16	$14	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[5]	0.99	0.98	1.01	1.01	0.98
Expenses including reductions	0.99[5]	0.98	0.98	1.00	1.00	0.97
Net investment income (loss)	0.68[5,6]	1.31	1.57	1.32	1.86	1.61
Portfolio turnover (%)	30	65	63[7]	74	18	43

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[7]	Excludes in-kind transactions.
14	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.92	$15.46	$12.38	$11.49	$11.93	$12.05
Net investment income (loss)[2]	0.03	0.11	0.17	0.10	0.16	0.13
Net realized and unrealized gain (loss) on investments	0.41	(1.91)	3.16	1.03	0.10	0.74
Total from investment operations	0.44	(1.80)	3.33	1.13	0.26	0.87
Less distributions
From net investment income	(0.05)	(0.19)	(0.06)	(0.18)	(0.19)	(0.17)
From net realized gain	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(0.70)	(2.74)	(0.25)	(0.24)	(0.70)	(0.99)
Net asset value, end of period	$10.66	$10.92	$15.46	$12.38	$11.49	$11.93
Total return (%)[3]	4.27[4]	(14.12)	27.23	9.87	3.21	7.43
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[6]	1.38	1.37	1.39	1.39	1.30
Expenses including reductions	1.39[6]	1.37	1.37	1.39	1.39	1.29
Net investment income (loss)	0.58[6,7]	0.91	1.21	0.86	1.40	1.10
Portfolio turnover (%)	30	65	63[8]	74	18	43

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	15

CLASS R4 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.91	$15.46	$12.37	$11.48	$11.93	$12.04
Net investment income (loss)[2]	0.03	0.15	0.21	0.15	0.21	0.16
Net realized and unrealized gain (loss) on investments	0.43	(1.91)	3.17	1.02	0.08	0.75
Total from investment operations	0.46	(1.76)	3.38	1.17	0.29	0.91
Less distributions
From net investment income	(0.08)	(0.24)	(0.10)	(0.22)	(0.23)	(0.20)
From net realized gain	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(0.73)	(2.79)	(0.29)	(0.28)	(0.74)	(1.02)
Net asset value, end of period	$10.64	$10.91	$15.46	$12.37	$11.48	$11.93
Total return (%)[3]	4.53[4]	(13.88)	27.71	10.21	3.54	7.74
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.15	1.15	1.16	1.16	1.13
Expenses including reductions	1.06[6]	1.04	1.04	1.05	1.05	1.02
Net investment income (loss)	0.62[6,7]	1.19	1.51	1.27	1.84	1.33
Portfolio turnover (%)	30	65	63[8]	74	18	43

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
16	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.91	$15.46	$12.37	$11.48	$11.94	$12.04
Net investment income (loss)[2]	0.04	0.16	0.23	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.44	(1.90)	3.17	0.99	0.07	0.72
Total from investment operations	0.48	(1.74)	3.40	1.19	0.29	0.94
Less distributions
From net investment income	(0.11)	(0.26)	(0.12)	(0.24)	(0.24)	(0.22)
From net realized gain	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(0.76)	(2.81)	(0.31)	(0.30)	(0.75)	(1.04)
Net asset value, end of period	$10.63	$10.91	$15.46	$12.37	$11.48	$11.94
Total return (%)[3]	4.65[4]	(13.73)	27.90	10.38	3.63	7.99
Ratios and supplemental data
Net assets, end of period (in millions)	$80	$87	$234	$197	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[5]	0.88	0.88	0.89	0.90	0.88
Expenses including reductions	0.89[5]	0.87	0.87	0.89	0.89	0.87
Net investment income (loss)	0.78[5,6]	1.24	1.68	1.76	1.99	1.88
Portfolio turnover (%)	30	65	63[7]	74	18	43

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	17

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$10.91	$15.46	$12.37	$11.48	$11.93	$12.04
Net investment income (loss)[2]	0.04	0.18	0.23	0.16	0.22	0.21
Net realized and unrealized gain (loss) on investments	0.44	(1.92)	3.17	1.03	0.09	0.72
Total from investment operations	0.48	(1.74)	3.40	1.19	0.31	0.93
Less distributions
From net investment income	(0.11)	(0.26)	(0.12)	(0.24)	(0.25)	(0.22)
From net realized gain	(0.65)	(2.55)	(0.19)	(0.06)	(0.51)	(0.82)
Total distributions	(0.76)	(2.81)	(0.31)	(0.30)	(0.76)	(1.04)
Net asset value, end of period	$10.63	$10.91	$15.46	$12.37	$11.48	$11.93
Total return (%)[3]	4.66[4]	(13.72)	27.91	10.39	3.73	7.92
Ratios and supplemental data
Net assets, end of period (in millions)	$516	$566	$614	$564	$638	$713
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.87	0.87	0.88	0.88	0.87
Expenses including reductions	0.88[5]	0.86	0.86	0.87	0.88	0.86
Net investment income (loss)	0.81[5,6]	1.39	1.71	1.42	2.00	1.78
Portfolio turnover (%)	30	65	63[7]	74	18	43

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[7]	Excludes in-kind transactions.
18	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	19

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
France	$91,602,268	—	$91,602,268	—
Ireland	29,694,981	$15,863,957	13,831,024	—
Japan	65,501,065	—	65,501,065	—
Netherlands	42,707,283	—	42,707,283	—
Spain	10,861,548	—	10,861,548	—
Switzerland	22,221,528	12,837,824	9,383,704	—
United Kingdom	23,598,841	3,822,245	19,776,596	—
United States	358,373,258	358,373,258	—	—
Preferred securities	15,508,350	—	15,508,350	—
Short-term investments	10,529,831	10,529,831	—	—
Total investments in securities	$670,598,953	$401,427,115	$269,171,838	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
20	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $2,584.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $21,496,815 and a long-term capital loss carryforward of $170,003,903 available to offset future net realized capital gains. These carryforwards do not expire.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	21

The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily
22	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,696
Class C	70
Class I	770
Class R2	2
Class	Expense reduction
Class R4	$2
Class R6	3,077
Class NAV	19,159
Total	$24,776

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $27 for Class R4 shares for the six months ended February 28, 2023.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	23

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,044 for the six months ended February 28, 2023. Of this amount, $1,026 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,018 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$71,498	$26,630
Class C	9,814	1,096
Class I	—	12,146
Class R2	132	2
Class R4	75	2
Class R6	—	3,872
Total	$81,519	$43,748
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
24	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	251,023	$2,692,382	558,135	$7,150,912
Distributions reinvested	291,211	2,979,087	787,524	9,962,178
Repurchased	(381,280)	(4,075,994)	(678,014)	(8,410,039)
Net increase	160,954	$1,595,475	667,645	$8,703,051
Class C shares
Sold	19,437	$209,123	20,510	$253,776
Distributions reinvested	11,620	118,644	36,389	460,316
Repurchased	(32,947)	(353,607)	(47,983)	(596,163)
Net increase (decrease)	(1,890)	$(25,840)	8,916	$117,929
Class I shares
Sold	451,993	$4,796,763	715,513	$8,716,342
Distributions reinvested	112,183	1,146,506	255,941	3,237,656
Repurchased	(360,295)	(3,881,782)	(356,705)	(4,342,825)
Net increase	203,881	$2,061,487	614,749	$7,611,173
Class R2 shares
Sold	413	$4,428	2,907	$36,263
Distributions reinvested	265	2,720	1,458	18,501
Repurchased	(5,496)	(57,572)	(2,059)	(25,654)
Net increase (decrease)	(4,818)	$(50,424)	2,306	$29,110
Class R4 shares
Sold	47	$506	79	$1,008
Distributions reinvested	83	851	202	2,554
Repurchased	(16)	(174)	(54)	(683)
Net increase	114	$1,183	227	$2,879
Class R6 shares
Sold	118,506	$1,265,877	2,448,451	$31,234,440
Distributions reinvested	594,156	6,066,331	1,987,967	25,127,900
Repurchased	(1,154,584)	(12,470,503)	(11,552,105)	(159,531,307)
Net decrease	(441,922)	$(5,138,295)	(7,115,687)	$(103,168,967)
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	25

	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	104,518	$1,124,546	6,698,057	$77,692,494
Distributions reinvested	3,682,688	37,600,246	8,448,004	106,782,774
Repurchased	(7,106,253)	(75,604,204)	(2,946,415)	(42,067,807)
Net increase (decrease)	(3,319,047)	$(36,879,412)	12,199,646	$142,407,461
Total net increase (decrease)	(3,402,728)	$(38,435,826)	6,377,802	$55,702,636
Affiliates of the fund owned 76%, 4% and 100% of shares of Class R4, Class R6 and Class NAV, respectively, on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $209,160,181 and $290,672,366, respectively, for the six months ended February 28, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 74.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.7%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	23.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.2%
26	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Paul G. Boyne
Uday Chatterjee
Stephen G. Hermsdorf
Felicity Smith
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780153	425SA 2/23
4/2023

Semiannual report
John Hancock
International Small Company Fund
International equity
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities finished with a slight gain during the six months ended February 28, 2023, albeit with elevated volatility along the way. The beginning of the period was characterized by weak price performance, with markets remaining under pressure from the combination of high inflation, rising interest rates, geopolitical tensions, and concerns about slowing economic growth.
The backdrop changed for the better from mid-October onward, however, helping stocks recapture their earlier losses. Although inflation persisted during the period, a modest downturn prompted investors to look ahead to the point at which the U.S. Federal Reserve (Fed) and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. As the period ended, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the Fed and other central banks would need to continue raising interest rates.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
13	Financial statements
16	Financial highlights
21	Notes to financial statements
32	Special shareholder meeting
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The MSCI World ex USA Small Cap Index tracks the performance of publicly traded small-cap stocks of developed-market companies, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1 Class A shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
Bank of Ireland Group PLC	0.6
Banco de Sabadell SA	0.4
Banco BPM SpA	0.4
Georg Fischer AG	0.3
Belimo Holding AG	0.3
PSP Swiss Property AG	0.3
Jyske Bank A/S	0.3
Helvetia Holding AG	0.3
Leonardo SpA	0.3
Swiss Prime Site AG	0.3
TOTAL	3.5
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

TOP 10 COUNTRIES AS OF 2/28/2023 (% of net assets)
Japan	24.0
Canada	11.3
United Kingdom	11.1
Switzerland	7.7
Germany	6.2
Australia	5.9
France	4.8
Italy	4.0
Denmark	2.8
Spain	2.7
TOTAL	80.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,098.60	$6.97	1.34%
	Hypothetical example	1,000.00	1,018.10	6.71	1.34%
Class C	Actual expenses/actual returns	1,000.00	1,094.70	10.60	2.04%
	Hypothetical example	1,000.00	1,014.70	10.19	2.04%
Class I	Actual expenses/actual returns	1,000.00	1,101.00	5.42	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Class R6	Actual expenses/actual returns	1,000.00	1,101.00	4.90	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class NAV	Actual expenses/actual returns	1,000.00	1,101.20	4.85	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-28-23 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 99.3%		$612,249,822
(Cost $567,145,236)
Australia 5.9%		36,255,627	5.9%
Austria 1.8%		11,038,331	1.8%
ANDRITZ AG	21,299	1,314,322	0.2%
BAWAG Group AG (A)(B)	23,046	1,434,524	0.2%
voestalpine AG	32,182	1,188,643	0.2%
Wienerberger AG	36,554	1,136,327	0.2%
OTHER SECURITIES		5,964,515	1.0%
Belgium 1.6%		9,782,864	1.6%
Ackermans & van Haaren NV	7,080	1,198,105	0.2%
Euronav NV	64,024	1,172,428	0.2%
OTHER SECURITIES		7,412,331	1.2%
Bermuda 0.2%		1,147,297	0.2%
Cambodia 0.0%		276,005	0.0%
Canada 11.3%		69,415,092	11.3%
Alamos Gold, Inc., Class A	134,866	1,374,852	0.2%
Bombardier, Inc., Class A (B)	816	40,785	0.0%
Bombardier, Inc., Class B (B)	26,573	1,326,021	0.2%
Capital Power Corp.	37,005	1,151,779	0.2%
Crescent Point Energy Corp.	157,296	1,075,538	0.2%
Crescent Point Energy Corp. (New York Stock Exchange) (C)	20,800	142,064	0.0%
Enerplus Corp.	73,548	1,166,958	0.2%
Finning International, Inc.	50,484	1,280,507	0.2%
Parkland Corp.	52,112	1,139,628	0.2%
SNC-Lavalin Group, Inc. (C)	55,234	1,143,135	0.2%
Yamana Gold, Inc.	291,703	1,492,185	0.3%
OTHER SECURITIES		58,081,640	9.4%
Chile 0.0%		8,794	0.0%
China 0.0%		85,664	0.0%
Cyprus 0.0%		5,444	0.0%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value	% of Net Assets
Denmark 2.8%		$17,157,311	2.8%
Jyske Bank A/S (B)	19,215	1,609,462	0.3%
Ringkjoebing Landbobank A/S	8,819	1,392,861	0.2%
Royal Unibrew A/S	16,664	1,158,886	0.2%
Sydbank A/S	22,266	1,133,154	0.2%
OTHER SECURITIES		11,862,948	1.9%
Faeroe Islands 0.0%		36,388	0.0%
Finland 2.1%		13,272,708	2.1%
Valmet OYJ	44,736	1,476,251	0.3%
OTHER SECURITIES		11,796,457	1.8%
France 4.8%		29,680,901	4.8%
Alten SA	7,824	1,221,063	0.2%
Rexel SA (B)	60,634	1,507,210	0.3%
SPIE SA	42,580	1,167,415	0.2%
Valeo	61,277	1,273,011	0.2%
OTHER SECURITIES		24,512,202	3.9%
Gabon 0.0%		43,074	0.0%
Georgia 0.1%		708,465	0.1%
Germany 5.9%		36,398,127	5.9%
Fuchs Petrolub SE	9,623	315,174	0.1%
HUGO BOSS AG	19,103	1,306,533	0.2%
LANXESS AG	28,186	1,311,373	0.2%
OTHER SECURITIES		33,465,047	5.4%
Gibraltar 0.0%		94,894	0.0%
Greece 0.0%		81,680	0.0%
Greenland 0.0%		27,806	0.0%
Hong Kong 2.2%		13,408,912	2.2%
Ireland 1.0%		5,999,990	1.0%
Bank of Ireland Group PLC	312,684	3,444,868	0.6%
OTHER SECURITIES		2,555,122	0.4%
Isle of Man 0.1%		553,716	0.1%
Israel 1.1%		6,754,951	1.1%
Italy 4.0%		24,559,146	4.0%
Banco BPM SpA	506,125	2,206,276	0.4%
Leonardo SpA	137,402	1,541,553	0.3%
OTHER SECURITIES		20,811,317	3.3%
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Japan 24.0%		$147,751,200	24.0%
Jersey, Channel Islands 0.1%		562,409	0.1%
Liechtenstein 0.1%		428,579	0.1%
Luxembourg 0.4%		2,759,712	0.4%
Macau 0.0%		61,530	0.0%
Malaysia 0.0%		46,651	0.0%
Malta 0.0%		39,853	0.0%
Monaco 0.0%		38,731	0.0%
Mongolia 0.0%		46,542	0.0%
Netherlands 1.9%		12,042,068	1.9%
Aalberts NV	29,452	1,431,701	0.2%
BE Semiconductor Industries NV	18,268	1,410,132	0.2%
Signify NV (A)	33,733	1,168,848	0.2%
OTHER SECURITIES		8,031,387	1.3%
New Zealand 0.4%		2,594,282	0.4%
Norway 0.8%		5,085,419	0.8%
Peru 0.0%		82,785	0.0%
Philippines 0.0%		30,800	0.0%
Portugal 0.4%		2,499,433	0.4%
Singapore 1.2%		7,171,203	1.2%
South Africa 0.1%		899,919	0.1%
Spain 2.7%		16,394,433	2.7%
Banco de Sabadell SA	1,889,509	2,468,064	0.4%
Bankinter SA	210,725	1,482,297	0.3%
Enagas SA	72,958	1,308,604	0.2%
OTHER SECURITIES		11,135,468	1.8%
Sweden 2.6%		16,076,824	2.6%
Switzerland 7.7%		47,236,915	7.7%
Belimo Holding AG	3,480	1,799,154	0.3%
Clariant AG (B)	72,049	1,165,366	0.2%
Flughafen Zurich AG (B)	6,753	1,222,505	0.2%
Galenica AG (A)	16,337	1,265,816	0.2%
Georg Fischer AG	27,644	1,878,059	0.3%
Helvetia Holding AG	12,308	1,580,801	0.3%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value	% of Net Assets
Switzerland (continued)			7.7%
PSP Swiss Property AG	15,184	$1,702,488	0.3%
Swiss Prime Site AG	18,104	1,525,500	0.3%
OTHER SECURITIES		35,097,226	5.6%
Taiwan 0.0%		25,061	0.0%
United Arab Emirates 0.1%		377,426	0.1%
United Kingdom 11.1%		68,501,083	11.1%
Beazley PLC (B)	179,924	1,479,279	0.3%
Games Workshop Group PLC	9,947	1,104,190	0.2%
Greggs PLC	33,313	1,087,924	0.2%
Inchcape PLC	115,322	1,260,794	0.2%
Man Group PLC	406,808	1,299,190	0.2%
Tate & Lyle PLC	116,545	1,124,395	0.2%
OTHER SECURITIES		61,145,311	9.8%

United States 0.8%		4,703,777	0.8%
Preferred securities 0.3%		$2,186,957
(Cost $1,783,734)
Germany 0.3%		2,186,957	0.3%
Fuchs Petrolub SE	22,125	886,338	0.1%

OTHER SECURITIES		1,300,619	0.2%
Warrants 0.0%		$4,113
(Cost $0)
Rights 0.0%		$164
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 5.4%			$33,107,824
(Cost $33,108,369)
Short-term funds 5.4%			33,107,824	5.4%
John Hancock Collateral Trust (D)	4.5832 (E)	3,312,273	33,107,824	5.4%

Total investments (Cost $602,037,339) 105.0%	$647,548,880	105.0%
Other assets and liabilities, net (5.0%)	(30,928,971)	(5.0)%
Total net assets 100.0%	$616,619,909	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 2-28-23.
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-23.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	30	Long	Mar 2023	$3,152,021	$3,068,850	$(83,171)
						$(83,171)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $612,990,747. Net unrealized appreciation aggregated to $34,474,962, of which $139,974,202 related to gross unrealized appreciation and $105,499,240 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $568,928,970) including $37,088,222 of securities loaned	$614,441,056
Affiliated investments, at value (Cost $33,108,369)	33,107,824
Total investments, at value (Cost $602,037,339)	647,548,880
Cash	3,150,104
Foreign currency, at value (Cost $402,096)	400,173
Collateral held at broker for futures contracts	97,990
Dividends and interest receivable	1,738,917
Receivable for fund shares sold	192,683
Receivable for investments sold	170,684
Receivable for securities lending income	29,584
Other assets	59,773
Total assets	653,388,788
Liabilities
Payable for futures variation margin	24,000
Payable for investments purchased	163,196
Payable for fund shares repurchased	3,172,962
Payable upon return of securities loaned	33,139,611
Payable to affiliates
Accounting and legal services fees	52,395
Transfer agent fees	6,252
Trustees’ fees	272
Other liabilities and accrued expenses	210,191
Total liabilities	36,768,879
Net assets	$616,619,909
Net assets consist of
Paid-in capital	$578,034,650
Total distributable earnings (loss)	38,585,259
Net assets	$616,619,909

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($53,996,657 ÷ 5,435,794 shares)[1]	$9.93
Class C ($595,333 ÷ 59,698 shares)[1]	$9.97
Class I ($11,257,493 ÷ 1,135,119 shares)	$9.92
Class R6 ($66,575,363 ÷ 6,710,597 shares)	$9.92
Class NAV ($484,195,063 ÷ 48,820,006 shares)	$9.92
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	13

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$6,424,188
Interest	32,770
Securities lending	201,856
Less foreign taxes withheld	(479,377)
Total investment income	6,179,437
Expenses
Investment management fees	2,398,600
Distribution and service fees	80,407
Accounting and legal services fees	57,975
Transfer agent fees	36,006
Trustees’ fees	7,399
Custodian fees	223,123
State registration fees	37,716
Printing and postage	21,494
Professional fees	49,629
Other	21,690
Total expenses	2,934,039
Less expense reductions	(21,326)
Net expenses	2,912,713
Net investment income	3,266,724
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,698,311
Affiliated investments	(2,871)
Futures contracts	97,812
5,793,252
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	50,747,710
Affiliated investments	(832)
Futures contracts	(25,723)
50,721,155
Net realized and unrealized gain	56,514,407
Increase in net assets from operations	$59,781,131
14	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$3,266,724	$16,198,807
Net realized gain	5,793,252	25,585,245
Change in net unrealized appreciation (depreciation)	50,721,155	(239,293,610)
Increase (decrease) in net assets resulting from operations	59,781,131	(197,509,558)
Distributions to shareholders
From earnings
Class A	(1,666,989)	(7,301,245)
Class C	(16,336)	(110,173)
Class I	(292,083)	(206,842)
Class R6	(2,290,346)	(8,215,898)
Class NAV	(17,440,055)	(75,854,795)
Total distributions	(21,705,809)	(91,688,953)
From fund share transactions	(31,757,887)	6,759,364
Total increase (decrease)	6,317,435	(282,439,147)
Net assets
Beginning of period	610,302,474	892,741,621
End of period	$616,619,909	$610,302,474
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	15

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.34	$13.64	$10.38	$10.08	$12.51	$12.33
Net investment income[2]	0.03[3]	0.19	0.11	0.12	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.87	(3.12)	3.45	0.62	(1.66)	0.22
Total from investment operations	0.90	(2.93)	3.56	0.74	(1.50)	0.39
Less distributions
From net investment income	(0.12)	(0.29)	(0.15)	(0.20)	(0.12)	(0.21)
From net realized gain	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(0.31)	(1.37)	(0.30)	(0.44)	(0.93)	(0.21)
Net asset value, end of period	$9.93	$9.34	$13.64	$10.38	$10.08	$12.51
Total return (%)[4,5]	9.86[6]	(23.36)	34.74	7.13	(11.32)	3.11
Ratios and supplemental data
Net assets, end of period (in millions)	$54	$53	$72	$52	$53	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35[7]	1.34	1.41	1.48	1.48	1.49
Expenses including reductions	1.34[7]	1.34	1.39	1.39	1.39	1.39
Net investment income	0.71[3,7]	1.71	0.88	1.17	1.49	1.31
Portfolio turnover (%)	5	14	12	22	15	19

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.34	$13.63	$10.37	$10.09	$12.48	$12.31
Net investment income[2]	—[3,4]	0.11	0.02	0.04	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.87	(3.12)	3.46	0.60	(1.63)	0.23
Total from investment operations	0.87	(3.01)	3.48	0.64	(1.56)	0.29
Less distributions
From net investment income	(0.05)	(0.20)	(0.07)	(0.12)	(0.02)	(0.12)
From net realized gain	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(0.24)	(1.28)	(0.22)	(0.36)	(0.83)	(0.12)
Net asset value, end of period	$9.97	$9.34	$13.63	$10.37	$10.09	$12.48
Total return (%)[5,6]	9.47[7]	(23.89)	33.76	6.24	(11.95)	2.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05[8]	2.04	2.11	2.18	2.18	2.19
Expenses including reductions	2.04[8]	2.04	2.10	2.17	2.17	2.18
Net investment income	0.06[3,8]	0.97	0.15	0.39	0.66	0.44
Portfolio turnover (%)	5	14	12	22	15	19

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	17

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.34	$13.65	$10.37	$10.08	$12.51	$12.33
Net investment income[2]	0.04[3]	0.21	0.15	0.13	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.88	(3.11)	3.45	0.62	(1.60)	0.33
Total from investment operations	0.92	(2.90)	3.60	0.75	(1.47)	0.42
Less distributions
From net investment income	(0.15)	(0.33)	(0.17)	(0.22)	(0.15)	(0.24)
From net realized gain	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(0.34)	(1.41)	(0.32)	(0.46)	(0.96)	(0.24)
Net asset value, end of period	$9.92	$9.34	$13.65	$10.37	$10.08	$12.51
Total return (%)[4]	10.10[5]	(23.17)	35.21	7.24	(11.07)	3.32
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$4	$2	$1	$2	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.05	1.11	1.18	1.19	1.19
Expenses including reductions	1.04[6]	1.04	1.10	1.17	1.19	1.18
Net investment income	0.76[3,6]	1.94	1.19	1.27	1.24	0.75
Portfolio turnover (%)	5	14	12	22	15	19

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.35	$13.66	$10.38	$10.08	$12.51	$12.33
Net investment income[2]	0.05[3]	0.24	0.15	0.15	0.19	0.28
Net realized and unrealized gain (loss) on investments	0.87	(3.13)	3.46	0.63	(1.65)	0.15
Total from investment operations	0.92	(2.89)	3.61	0.78	(1.46)	0.43
Less distributions
From net investment income	(0.16)	(0.34)	(0.18)	(0.24)	(0.16)	(0.25)
From net realized gain	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(0.35)	(1.42)	(0.33)	(0.48)	(0.97)	(0.25)
Net asset value, end of period	$9.92	$9.35	$13.66	$10.38	$10.08	$12.51
Total return (%)[4]	10.10[5]	(23.06)	35.30	7.45	(10.97)	3.41
Ratios and supplemental data
Net assets, end of period (in millions)	$67	$61	$78	$63	$61	$68
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[6]	0.94	1.01	1.07	1.08	1.10
Expenses including reductions	0.94[6]	0.93	1.00	1.06	1.07	1.09
Net investment income	1.10[3,6]	2.12	1.27	1.51	1.80	2.17
Portfolio turnover (%)	5	14	12	22	15	19

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	19

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.35	$13.66	$10.38	$10.08	$12.51	$12.33
Net investment income[2]	0.05[3]	0.24	0.15	0.15	0.21	0.20
Net realized and unrealized gain (loss) on investments	0.87	(3.12)	3.46	0.63	(1.67)	0.23
Total from investment operations	0.92	(2.88)	3.61	0.78	(1.46)	0.43
Less distributions
From net investment income	(0.16)	(0.35)	(0.18)	(0.24)	(0.16)	(0.25)
From net realized gain	(0.19)	(1.08)	(0.15)	(0.24)	(0.81)	—
Total distributions	(0.35)	(1.43)	(0.33)	(0.48)	(0.97)	(0.25)
Net asset value, end of period	$9.92	$9.35	$13.66	$10.38	$10.08	$12.51
Total return (%)[4]	10.12[5]	(23.04)	35.31	7.47	(10.96)	3.42
Ratios and supplemental data
Net assets, end of period (in millions)	$484	$491	$740	$684	$637	$499
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[6]	0.93	1.00	1.05	1.07	1.08
Expenses including reductions	0.93[6]	0.92	0.99	1.05	1.06	1.07
Net investment income	1.14[3,6]	2.13	1.28	1.53	1.97	1.56
Portfolio turnover (%)	5	14	12	22	15	19

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	21

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$36,255,627	$753,537	$35,353,078	$149,012
Austria	11,038,331	—	11,038,331	—
Belgium	9,782,864	—	9,782,864	—
Bermuda	1,147,297	—	1,147,297	—
Cambodia	276,005	—	276,005	—
Canada	69,415,092	69,182,611	232,474	7
Chile	8,794	—	8,794	—
China	85,664	—	85,664	—
Cyprus	5,444	—	5,444	—
Denmark	17,157,311	—	17,157,311	—
Faeroe Islands	36,388	—	36,388	—
Finland	13,272,708	—	13,272,708	—
France	29,680,901	—	29,672,195	8,706
Gabon	43,074	—	43,074	—
Georgia	708,465	—	708,465	—
22	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Germany	$36,398,127	—	$36,398,127	—
Gibraltar	94,894	—	94,894	—
Greece	81,680	—	81,645	$35
Greenland	27,806	—	27,806	—
Hong Kong	13,408,912	$25,154	13,245,926	137,832
Ireland	5,999,990	—	5,999,990	—
Isle of Man	553,716	—	553,716	—
Israel	6,754,951	129,379	6,625,572	—
Italy	24,559,146	—	24,559,146	—
Japan	147,751,200	—	147,751,200	—
Jersey, Channel Islands	562,409	—	562,409	—
Liechtenstein	428,579	—	428,579	—
Luxembourg	2,759,712	—	2,759,712	—
Macau	61,530	—	61,530	—
Malaysia	46,651	—	46,651	—
Malta	39,853	—	39,853	—
Monaco	38,731	—	38,731	—
Mongolia	46,542	—	46,542	—
Netherlands	12,042,068	—	12,042,068	—
New Zealand	2,594,282	—	2,594,282	—
Norway	5,085,419	—	5,085,419	—
Peru	82,785	—	82,785	—
Philippines	30,800	—	30,800	—
Portugal	2,499,433	—	2,499,433	—
Singapore	7,171,203	—	7,094,867	76,336
South Africa	899,919	—	899,919	—
Spain	16,394,433	—	16,394,433	—
Sweden	16,076,824	—	16,076,824	—
Switzerland	47,236,915	—	47,236,915	—
Taiwan	25,061	—	25,061	—
United Arab Emirates	377,426	278,232	99,194	—
United Kingdom	68,501,083	3,805	68,383,578	113,700
United States	4,703,777	2,182,403	2,521,374	—
Preferred securities	2,186,957	—	2,186,957	—
Warrants	4,113	489	3,624	—
Rights	164	—	164	—
Short-term investments	33,107,824	33,107,824	—	—
Total investments in securities	$647,548,880	$105,663,434	$541,399,818	$485,628
Derivatives:
Liabilities
Futures	$(83,171)	$(83,171)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $37,088,222 and received $33,139,611 of cash collateral.
In addition, non-cash collateral of approximately $7,274,007 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
24	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $2,443.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	25

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2023, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging from $0.7 million to $3.2 million, as measured at each quarter end.
26	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(83,171)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$97,812
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$(25,723)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to 0.800% of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	27

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,830
Class C	23
Class I	267
Class	Expense reduction
Class R6	$2,213
Class NAV	16,993
Total	$21,326

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,524 for the six months ended February 28, 2023. Of this amount, $2,319 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $11,205 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
28	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $238 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$77,178	$28,715
Class C	3,229	359
Class I	—	4,154
Class R6	—	2,778
Total	$80,407	$36,006
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,600,000	6	3.164%	$(2,425)
Lender	3,250,000	4	2.870%	1,036
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	29

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	266,286	$2,505,686	886,682	$10,285,372
Distributions reinvested	179,729	1,662,494	637,663	7,301,245
Repurchased	(684,056)	(6,389,956)	(1,119,663)	(12,435,507)
Net increase (decrease)	(238,041)	$(2,221,776)	404,682	$5,151,110
Class C shares
Sold	415	$4,115	1,830	$20,877
Distributions reinvested	1,757	16,336	9,441	108,668
Repurchased	(20,301)	(192,390)	(23,703)	(267,149)
Net decrease	(18,129)	$(171,939)	(12,432)	$(137,604)
Class I shares
Sold	765,436	$7,089,774	400,208	$4,066,341
Distributions reinvested	31,645	292,083	18,097	206,842
Repurchased	(89,482)	(831,585)	(111,766)	(1,197,500)
Net increase	707,599	$6,550,272	306,539	$3,075,683
Class R6 shares
Sold	668,934	$6,252,752	1,366,621	$15,383,276
Distributions reinvested	248,141	2,290,346	718,801	8,215,898
Repurchased	(782,893)	(7,379,902)	(1,234,797)	(13,771,892)
Net increase	134,182	$1,163,196	850,625	$9,827,282
Class NAV shares
Sold	404,676	$3,574,963	873,610	$10,490,898
Distributions reinvested	1,891,546	17,440,055	6,636,465	75,854,795
Repurchased	(5,999,657)	(58,092,658)	(9,154,917)	(97,502,800)
Net decrease	(3,703,435)	$(37,077,640)	(1,644,842)	$(11,157,107)
Total net increase (decrease)	(3,117,824)	$(31,757,887)	(95,428)	$6,759,364
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $28,445,504 and $74,175,389, respectively, for the six months ended February 28, 2023.
30	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 78.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	30.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,312,273	$14,958,658	$61,303,037	$(43,150,168)	$(2,871)	$(832)	$201,856	—	$33,107,824

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	31

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Jed S. Fogdall
Arun Keswani, CFA
Joel P. Schneider
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780157	424SA 2/23
4/2023

Semiannual report
John Hancock
Small Cap Growth Fund
U.S. equity
February 28, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market was volatile during the six months ended February 28, 2023, buffeted by shifting expectations around inflation, the U.S. Federal Reserve’s (Fed’s) interest-rate moves, and the pace of economic growth. To tame inflation, the Fed continued to increase its overnight lending rate during the period. These moves fueled mounting concern that the economy could be headed for a recession and offset periodic optimism that the central bank was nearing the end of its rate hikes. Worries over soaring inflation in the eurozone, the Russian invasion of Ukraine, and the impact of less restrictive COVID-19 policies in China also kept the market in check.
Despite starting off the new year with gains, stocks declined in February as continued inflation and mixed economic data curbed hopes that the Fed would slow its pace of interest-rate hikes any time soon. Mounting expectations for how high rates would go and how long they would stay elevated further pressured stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
9	Financial statements
12	Financial highlights
17	Notes to financial statements
24	Special shareholder meeting
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1 Class A shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
Kinsale Capital Group, Inc.	3.4
Fox Factory Holding Corp.	3.4
Axos Financial, Inc.	3.0
Halozyme Therapeutics, Inc.	2.9
Applied Industrial Technologies, Inc.	2.8
Texas Roadhouse, Inc.	2.8
Workiva, Inc.	2.7
Boyd Gaming Corp.	2.6
The Brink’s Company	2.6
Freshpet, Inc.	2.5
TOTAL	28.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$963.60	$6.38	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Class C	Actual expenses/actual returns	1,000.00	960.40	9.96	2.05%
	Hypothetical example	1,000.00	1,014.60	10.24	2.05%
Class I	Actual expenses/actual returns	1,000.00	964.80	5.16	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Class R6	Actual expenses/actual returns	1,000.00	965.70	4.63	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Class NAV	Actual expenses/actual returns	1,000.00	965.10	4.58	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	5

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 97.1%		$406,811,301
(Cost $365,187,588)
Consumer discretionary 13.4%		56,301,470
Auto components 3.4%
Fox Factory Holding Corp. (A)	119,863	14,083,903
Hotels, restaurants and leisure 5.4%
Boyd Gaming Corp.	169,263	11,024,099
Texas Roadhouse, Inc.	113,835	11,558,806
Household durables 2.0%
Skyline Champion Corp. (A)	125,084	8,556,996
Multiline retail 2.0%
Ollie’s Bargain Outlet Holdings, Inc. (A)	145,121	8,350,262
Specialty retail 0.6%
Leslie’s, Inc. (A)	216,289	2,727,404
Consumer staples 8.0%		33,613,062
Beverages 1.7%
MGP Ingredients, Inc.	70,441	7,145,535
Food and staples retailing 3.8%
BJ’s Wholesale Club Holdings, Inc. (A)	106,658	7,658,044
Performance Food Group Company (A)	143,620	8,127,456
Food products 2.5%
Freshpet, Inc. (A)	171,792	10,682,027
Energy 6.1%		25,691,103
Energy equipment and services 2.0%
Cactus, Inc., Class A	181,840	8,355,548
Oil, gas and consumable fuels 4.1%
Earthstone Energy, Inc., Class A (A)(B)	524,757	7,320,360
Ranger Oil Corp., Class A	241,330	10,015,195
Financials 10.2%		42,669,477
Capital markets 1.4%
PJT Partners, Inc., Class A	76,228	6,012,865
Insurance 5.8%
Kinsale Capital Group, Inc.	44,895	14,308,035
Palomar Holdings, Inc. (A)	164,495	9,869,700
Thrifts and mortgage finance 3.0%
Axos Financial, Inc. (A)	263,323	12,478,877
6	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 17.8%		$74,398,280
Biotechnology 5.6%
Avid Bioservices, Inc. (A)	250,520	4,123,559
Halozyme Therapeutics, Inc. (A)	246,827	11,845,228
PTC Therapeutics, Inc. (A)	165,194	7,214,022
Health care equipment and supplies 2.4%
Inmode, Ltd. (A)	286,872	10,129,450
Health care providers and services 6.5%
Addus HomeCare Corp. (A)	98,056	10,652,804
AMN Healthcare Services, Inc. (A)	64,450	5,801,145
The Ensign Group, Inc.	119,290	10,674,069
Life sciences tools and services 3.3%
CryoPort, Inc. (A)	183,094	3,965,816
Medpace Holdings, Inc. (A)	51,538	9,992,187
Industrials 18.2%		76,168,645
Aerospace and defense 2.2%
AeroVironment, Inc. (A)	107,576	9,223,566
Commercial services and supplies 5.9%
Heritage-Crystal Clean, Inc. (A)	174,358	6,273,401
MSA Safety, Inc.	57,775	7,762,071
The Brink’s Company	165,840	10,821,060
Machinery 3.0%
Chart Industries, Inc. (A)	42,884	5,725,014
EnPro Industries, Inc.	63,057	6,778,628
Trading companies and distributors 7.1%
Applied Industrial Technologies, Inc.	81,200	11,600,232
H&E Equipment Services, Inc.	154,577	8,579,024
Rush Enterprises, Inc., Class A	165,943	9,405,649
Information technology 19.2%		80,426,960
Communications equipment 2.8%
Calix, Inc. (A)	142,150	7,270,973
Clearfield, Inc. (A)	68,388	4,287,244
Electronic equipment, instruments and components 2.0%
Napco Security Technologies, Inc. (A)	262,998	8,310,737
IT services 1.1%
Perficient, Inc. (A)	66,766	4,727,033
Semiconductors and semiconductor equipment 4.5%
Allegro MicroSystems, Inc. (A)	172,816	7,548,603
Impinj, Inc. (A)	39,540	5,243,795
Onto Innovation, Inc. (A)	73,672	6,075,730
Software 8.8%
DoubleVerify Holdings, Inc. (A)	243,630	6,400,160
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	7

	Shares	Value
Information technology (continued)
Software (continued)
Nutanix, Inc., Class A (A)	314,388	$8,881,461
Sprout Social, Inc., Class A (A)	168,402	10,269,154
Workiva, Inc. (A)	127,938	11,412,070
Materials 4.2%		17,542,304
Chemicals 4.2%
Aspen Aerogels, Inc. (A)	412,316	4,473,629
Ingevity Corp. (A)	65,254	5,387,370
Livent Corp. (A)	327,561	7,681,305

	Yield (%)	Shares	Value
Short-term investments 5.1%			$21,372,418
(Cost $21,371,104)
Short-term funds 5.1%			21,372,418
John Hancock Collateral Trust (C)	4.5832(D)	740,164	7,398,307
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.4192(D)	13,974,111	13,974,111

Total investments (Cost $386,558,692) 102.2%	$428,183,719
Other assets and liabilities, net (2.2%)	(9,116,858)
Total net assets 100.0%	$419,066,861

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-23.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $392,635,509. Net unrealized appreciation aggregated to $35,548,210, of which $57,188,694 related to gross unrealized appreciation and $21,640,484 related to gross unrealized depreciation.
8	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $379,161,699) including $7,232,896 of securities loaned	$420,785,412
Affiliated investments, at value (Cost $7,396,993)	7,398,307
Total investments, at value (Cost $386,558,692)	428,183,719
Dividends and interest receivable	231,569
Receivable for fund shares sold	275,392
Receivable for investments sold	2,723,623
Receivable for securities lending income	648
Other assets	78,167
Total assets	431,493,118
Liabilities
Payable for investments purchased	4,898,338
Payable for fund shares repurchased	15,643
Payable upon return of securities loaned	7,401,201
Payable to affiliates
Accounting and legal services fees	35,909
Transfer agent fees	2,237
Trustees’ fees	228
Other liabilities and accrued expenses	72,701
Total liabilities	12,426,257
Net assets	$419,066,861
Net assets consist of
Paid-in capital	$425,637,793
Total distributable earnings (loss)	(6,570,932)
Net assets	$419,066,861

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($21,487,448 ÷ 1,592,579 shares)[1]	$13.49
Class C ($188,103 ÷ 14,643 shares)[1]	$12.85
Class I ($3,568,359 ÷ 260,571 shares)	$13.69
Class R6 ($308,257 ÷ 22,329 shares)	$13.81
Class NAV ($393,514,694 ÷ 28,485,433 shares)	$13.81
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	9

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$843,048
Securities lending	21,117
Total investment income	864,165
Expenses
Investment management fees	1,794,674
Distribution and service fees	25,356
Accounting and legal services fees	39,474
Transfer agent fees	12,114
Trustees’ fees	5,153
Custodian fees	25,218
State registration fees	35,384
Printing and postage	9,810
Professional fees	32,883
Other	13,784
Total expenses	1,993,850
Less expense reductions	(14,629)
Net expenses	1,979,221
Net investment loss	(1,115,056)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(36,122,861)
Affiliated investments	(901)
(36,123,762)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	22,891,218
Affiliated investments	2,615
22,893,833
Net realized and unrealized loss	(13,229,929)
Decrease in net assets from operations	$(14,344,985)
10	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment loss	$(1,115,056)	$(2,299,392)
Net realized gain (loss)	(36,123,762)	18,095,599
Change in net unrealized appreciation (depreciation)	22,893,833	(197,604,567)
Decrease in net assets resulting from operations	(14,344,985)	(181,808,360)
Distributions to shareholders
From earnings
Class A	—	(6,334,166)
Class C	—	(86,563)
Class I	—	(196,941)
Class R6	—	(22,284)
Class NAV	—	(152,746,529)
Total distributions	—	(159,386,483)
From fund share transactions	709,973	94,339,573
Total decrease	(13,635,012)	(246,855,270)
Net assets
Beginning of period	432,701,873	679,557,143
End of period	$419,066,861	$432,701,873
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	11

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$14.00	$27.21	$20.14	$16.62	$19.27	$17.03
Net investment loss[3]	(0.06)	(0.14)	(0.26)	(0.15)	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.45)	(6.06)	8.17	3.67	(1.93)	2.34
Total from investment operations	(0.51)	(6.20)	7.91	3.52	(2.11)	2.24
Less distributions
From net realized gain	—	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$13.49	$14.00	$27.21	$20.14	$16.62	$19.27
Total return (%)[4,5]	(3.64)[6]	(29.82)	40.11	21.18	(10.41)	13.15[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$18	$21	$7	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31[7]	1.30	1.28	1.31	1.32	1.36[7]
Expenses including reductions	1.31[7]	1.29	1.28	1.30	1.31	1.35[7]
Net investment loss	(0.89)[7]	(0.78)	(1.05)	(0.91)	(1.07)	(1.26)[7]
Portfolio turnover (%)	40	55	66	98	101	165[8]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class A shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
12	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$13.38	$26.48	$19.77	$16.44	$19.21	$17.03
Net investment loss[3]	(0.10)	(0.28)	(0.42)	(0.27)	(0.30)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.43)	(5.81)	7.97	3.60	(1.93)	2.34
Total from investment operations	(0.53)	(6.09)	7.55	3.33	(2.23)	2.18
Less distributions
From net realized gain	—	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$12.85	$13.38	$26.48	$19.77	$16.44	$19.21
Total return (%)[4,5]	(3.96)[6]	(30.36)	39.06	20.26	(11.08)	12.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06[8]	2.05	2.03	2.06	2.07	2.11[8]
Expenses including reductions	2.05[8]	2.04	2.03	2.05	2.06	2.10[8]
Net investment loss	(1.64)[8]	(1.53)	(1.79)	(1.67)	(1.81)	(2.01)[8]
Portfolio turnover (%)	40	55	66	98	101	165[9]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class C shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	13

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$14.19	$27.43	$20.25	$16.67	$19.29	$17.03
Net investment loss[3]	(0.04)	(0.09)	(0.19)	(0.11)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.46)	(6.14)	8.21	3.69	(1.94)	2.34
Total from investment operations	(0.50)	(6.23)	8.02	3.58	(2.08)	2.26
Less distributions
From net realized gain	—	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$13.69	$14.19	$27.43	$20.25	$16.67	$19.29
Total return (%)[4]	(3.52)[5]	(29.69)	40.49	21.48	(10.23)	13.27[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$1	$1	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[7]	1.05	1.03	1.06	1.08	1.12[7]
Expenses including reductions	1.06[7]	1.04	1.03	1.05	1.07	1.11[7]
Net investment loss	(0.61)[7]	(0.54)	(0.78)	(0.65)	(0.80)	(0.99)[7]
Portfolio turnover (%)	40	55	66	98	101	165[8]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class I shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
14	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$14.30	$27.55	$20.32	$16.70	$19.30	$17.03
Net investment loss[3]	(0.04)	(0.06)	(0.16)	(0.09)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.45)	(6.18)	8.23	3.71	(1.94)	2.34
Total from investment operations	(0.49)	(6.24)	8.07	3.62	(2.06)	2.27
Less distributions
From net realized gain	—	(7.01)	(0.84)	—	(0.54)	—
Net asset value, end of period	$13.81	$14.30	$27.55	$20.32	$16.70	$19.30
Total return (%)[4]	(3.43)[5]	(29.58)	40.60	21.68	(10.12)	13.33[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[7]	0.94	0.93	0.94	0.97	1.01[7]
Expenses including reductions	0.95[7]	0.93	0.92	0.94	0.96	1.01[7]
Net investment loss	(0.53)[7]	(0.36)	(0.67)	(0.54)	(0.70)	(0.92)[7]
Portfolio turnover (%)	40	55	66	98	101	165[8]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	15

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$14.31	$27.56	$20.33	$16.71	$19.30	$20.31
Net investment loss[2]	(0.04)	(0.08)	(0.16)	(0.09)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.46)	(6.16)	8.23	3.71	(1.93)	4.54
Total from investment operations	(0.50)	(6.24)	8.07	3.62	(2.05)	4.43
Less distributions
From net realized gain	—	(7.01)	(0.84)	—	(0.54)	(5.44)
Net asset value, end of period	$13.81	$14.31	$27.56	$20.33	$16.71	$19.30
Total return (%)[3]	(3.49)[4]	(29.56)	40.58	21.66	(10.07)	24.87
Ratios and supplemental data
Net assets, end of period (in millions)	$394	$413	$657	$615	$560	$360
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.93	0.92	0.93	0.96	1.00
Expenses including reductions	0.94[5]	0.92	0.91	0.93	0.95	0.99
Net investment loss	(0.52)[5]	(0.41)	(0.66)	(0.53)	(0.70)	(0.57)
Portfolio turnover (%)	40	55	66	98	101	165[6]

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
16	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	17

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $7,232,896 and received $7,401,201 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
18	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $2,142.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	19

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.880% of the first $300 million of the fund’s average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets. The Advisor has a subadvisory agreement with Redwood Investments, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$695
Class C	7
Class I	71
Class	Expense reduction
Class R6	$10
Class NAV	13,846
Total	$14,629

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.86% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up
20	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,172 for the six months ended February 28, 2023. Of this amount, $681 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,491 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$24,391	$10,903
Class C	965	108
Class I	—	1,090
Class R6	—	13
Total	$25,356	$12,114
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	21

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	486,883	$6,558,032	659,071	$12,692,927
Distributions reinvested	—	—	328,175	6,333,781
Repurchased	(212,656)	(2,862,154)	(446,318)	(7,825,477)
Net increase	274,227	$3,695,878	540,928	$11,201,231
Class C shares
Sold	440	$5,695	5,893	$106,067
Distributions reinvested	—	—	3,558	65,970
Repurchased	(1,364)	(17,592)	(4,911)	(83,789)
Net increase (decrease)	(924)	$(11,897)	4,540	$88,248
Class I shares
Sold	216,840	$3,007,436	87,812	$1,652,996
Distributions reinvested	—	—	10,084	196,941
Repurchased	(16,617)	(221,063)	(62,620)	(1,084,030)
Net increase	200,223	$2,786,373	35,276	$765,907
Class R6 shares
Sold	2,101	$28,937	18,589	$333,066
Distributions reinvested	—	—	86	1,691
Repurchased	(305)	(4,250)	(1,157)	(16,556)
Net increase	1,796	$24,687	17,518	$318,201
Class NAV shares
Sold	894,553	$12,175,317	2,605,686	$42,327,577
Distributions reinvested	—	—	7,765,456	152,746,529
Repurchased	(1,269,133)	(17,960,385)	(5,358,633)	(113,108,120)
Net increase (decrease)	(374,580)	$(5,785,068)	5,012,509	$81,965,986
Total net increase	100,742	$709,973	5,610,771	$94,339,573
Affiliates of the fund owned 20%, 13% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $171,495,543 and $164,332,006, respectively, for the six months ended February 28, 2023.
22	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 93.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	29.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.3%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	8.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.1%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	740,164	$12,646,327	$56,702,709	$(61,952,443)	$(901)	$2,615	$21,117	—	$7,398,307

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	23

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
24	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Redwood Investments, LLC
Portfolio Managers
Alexi Makkas
Michael J. Mufson, CFA
Ezra S. Samet, CFA
Jennifer K. Silver, CFA
Anthony E. Sutton
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780218	470SA 2/23
4/2023

Semiannual report
John Hancock
Small Cap Value Fund
U.S. equity
February 28, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market was volatile during the six months ended February 28, 2023, buffeted by shifting expectations around inflation, the U.S. Federal Reserve’s (Fed’s) interest-rate moves, and the pace of economic growth. To tame inflation, the Fed continued to increase its overnight lending rate during the period. These moves fueled mounting concern that the economy could be headed for a recession and offset periodic optimism that the central bank was nearing the end of its rate hikes. Worries over soaring inflation in the eurozone, the Russian invasion of Ukraine, and the impact of less restrictive COVID-19 policies in China also kept the market in check.
Despite starting off the new year with gains, stocks declined in February as continued inflation and mixed economic data curbed hopes that the Fed would slow its pace of interest-rate hikes any time soon. Mounting expectations for how high rates would go and how long they would stay elevated further pressured stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
27	Special shareholder meeting
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
TriMas Corp.	2.1
Element Solutions, Inc.	2.0
Progress Software Corp.	1.9
Kemper Corp.	1.7
Kontoor Brands, Inc.	1.7
Air Lease Corp.	1.6
Synovus Financial Corp.	1.5
Mativ Holdings, Inc.	1.5
Tri Pointe Homes, Inc.	1.5
ProAssurance Corp.	1.5
TOTAL	17.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,071.10	$7.09	1.38%
	Hypothetical example	1,000.00	1,018.00	6.90	1.38%
Class I	Actual expenses/actual returns	1,000.00	1,073.00	5.55	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Class R6	Actual expenses/actual returns	1,000.00	1,073.70	5.04	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Class NAV	Actual expenses/actual returns	1,000.00	1,073.90	4.99	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 97.8%		$537,368,186
(Cost $427,544,294)
Communication services 3.1%		16,928,781
Interactive media and services 2.5%
Shutterstock, Inc.	85,799	6,453,801
Ziff Davis, Inc. (A)	90,576	7,153,692
Media 0.6%
WideOpenWest, Inc. (A)	303,869	3,321,288
Consumer discretionary 9.7%		53,375,692
Auto components 1.2%
Visteon Corp. (A)	40,053	6,690,453
Hotels, restaurants and leisure 1.2%
Aramark	45,990	1,692,432
Wyndham Hotels & Resorts, Inc.	61,912	4,768,462
Household durables 3.7%
Century Communities, Inc.	125,150	7,485,222
Sonos, Inc. (A)	236,643	4,597,973
Tri Pointe Homes, Inc. (A)	346,138	8,251,930
Specialty retail 1.7%
Five Below, Inc. (A)	6,703	1,369,423
Monro, Inc.	162,070	8,174,811
Textiles, apparel and luxury goods 1.9%
Deckers Outdoor Corp. (A)	2,588	1,077,514
Kontoor Brands, Inc.	177,708	9,267,472
Consumer staples 4.3%		23,635,317
Beverages 0.6%
C&C Group PLC (A)	1,879,260	3,362,590
Food and staples retailing 1.1%
United Natural Foods, Inc. (A)	150,180	6,116,831
Food products 1.6%
Cranswick PLC	111,580	4,212,152
Post Holdings, Inc. (A)	50,341	4,528,676
Household products 1.0%
Spectrum Brands Holdings, Inc.	84,584	5,415,068
Energy 2.2%		12,374,958
Oil, gas and consumable fuels 2.2%
Chord Energy Corp.	49,196	6,622,766
Sitio Royalties Corp., Class A (B)	244,670	5,752,192
6	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 25.0%		$137,222,895
Banks 15.0%
1st Source Corp.	109,648	5,462,663
Banc of California, Inc.	373,818	6,560,506
Berkshire Hills Bancorp, Inc.	172,079	5,000,616
Cadence Bank	279,278	7,417,624
Eastern Bankshares, Inc.	428,351	6,716,544
First Busey Corp.	253,100	6,109,834
First Citizens BancShares, Inc., Class A	1,830	1,342,781
First Interstate BancSystem, Inc., Class A	167,380	5,948,685
Flushing Financial Corp.	134,740	2,622,040
Hancock Whitney Corp.	155,372	7,631,873
International Bancshares Corp.	112,966	5,482,240
National Bank Holdings Corp., Class A	149,184	6,040,460
Seacoast Banking Corp. of Florida	226,039	6,896,450
Synovus Financial Corp.	199,171	8,327,340
Webster Financial Corp.	19,809	1,052,254
Capital markets 0.7%
Houlihan Lokey, Inc.	42,903	4,105,817
Consumer finance 1.3%
Bread Financial Holdings, Inc.	167,027	6,859,799
Insurance 6.8%
Assured Guaranty, Ltd.	111,130	6,935,623
Kemper Corp.	155,697	9,590,935
ProAssurance Corp.	411,777	8,190,245
Reinsurance Group of America, Inc.	11,551	1,668,773
SiriusPoint, Ltd. (A)	618,566	4,391,819
White Mountains Insurance Group, Ltd.	4,468	6,449,871
Thrifts and mortgage finance 1.2%
NMI Holdings, Inc., Class A (A)	274,983	6,418,103
Health care 4.8%		26,283,770
Health care equipment and supplies 3.3%
Haemonetics Corp. (A)	51,260	3,986,490
ICU Medical, Inc. (A)	43,156	7,364,140
Integra LifeSciences Holdings Corp. (A)	118,105	6,569,000
Health care providers and services 0.6%
Owens & Minor, Inc. (A)	221,469	3,395,120
Life sciences tools and services 0.9%
Syneos Health, Inc. (A)	123,546	4,969,020
Industrials 16.7%		91,524,849
Aerospace and defense 0.3%
Leonardo DRS, Inc. (A)	124,102	1,613,326
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	7

	Shares	Value
Industrials (continued)
Building products 1.1%
American Woodmark Corp. (A)	105,102	$5,358,100
Fortune Brands Innovations, Inc.	13,793	854,476
Commercial services and supplies 5.1%
ACCO Brands Corp.	813,141	4,610,509
Brady Corp., Class A	55,832	3,079,693
BrightView Holdings, Inc. (A)	506,546	3,201,371
Clean Harbors, Inc. (A)	8,013	1,058,277
SP Plus Corp. (A)	239,074	8,133,297
UniFirst Corp.	39,442	7,735,759
Electrical equipment 0.7%
Thermon Group Holdings, Inc. (A)	145,269	3,842,365
Machinery 2.1%
John Bean Technologies Corp.	52,078	5,774,929
Luxfer Holdings PLC	358,734	5,944,222
Professional services 4.5%
Huron Consulting Group, Inc. (A)	103,673	7,276,808
ICF International, Inc.	56,889	5,659,887
Science Applications International Corp.	72,420	7,722,869
Sterling Check Corp. (A)(B)	303,815	3,864,527
Trading companies and distributors 2.9%
Air Lease Corp.	198,410	8,587,185
GATX Corp.	66,067	7,207,249
Information technology 11.6%		63,787,966
Electronic equipment, instruments and components 5.0%
Belden, Inc.	93,198	7,864,047
CTS Corp.	136,186	5,898,216
ePlus, Inc. (A)	126,625	6,859,276
National Instruments Corp.	133,915	6,764,047
IT services 2.6%
Concentrix Corp.	9,846	1,347,327
Perficient, Inc. (A)	70,710	5,006,268
WNS Holdings, Ltd., ADR (A)	91,322	7,937,708
Semiconductors and semiconductor equipment 0.7%
Onto Innovation, Inc. (A)	49,446	4,077,812
Software 3.3%
ACI Worldwide, Inc. (A)	288,539	7,458,733
Progress Software Corp.	184,097	10,574,532
Materials 8.6%		47,399,112
Chemicals 6.2%
Axalta Coating Systems, Ltd. (A)	227,503	6,779,589
8	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
Element Solutions, Inc.	521,189	$10,705,221
HB Fuller Company	87,113	6,077,003
Mativ Holdings, Inc.	319,123	8,268,477
Orion Engineered Carbons SA	87,238	2,224,569
Containers and packaging 2.4%
Sealed Air Corp.	31,036	1,508,970
TriMas Corp.	394,641	11,835,283
Real estate 9.1%		50,203,701
Equity real estate investment trusts 9.1%
Alexander & Baldwin, Inc.	261,331	4,879,050
Centerspace	95,371	5,971,178
Independence Realty Trust, Inc.	395,128	7,147,866
Kimco Realty Corp.	42,451	874,915
LXP Industrial Trust	380,409	3,967,666
Pebblebrook Hotel Trust	440,790	6,290,073
Phillips Edison & Company, Inc.	194,281	6,623,039
PotlatchDeltic Corp.	137,166	6,331,583
RPT Realty	757,307	8,118,331
Utilities 2.7%		14,631,145
Electric utilities 1.0%
Portland General Electric Company	110,331	5,273,822
Gas utilities 1.7%
New Jersey Resources Corp.	104,218	5,318,245
Spire, Inc.	48,125	3,388,000
UGI Corp.	17,488	651,078

	Yield (%)	Shares	Value
Short-term investments 2.6%			$13,956,586
(Cost $13,956,507)
Short-term funds 1.0%			5,056,586
John Hancock Collateral Trust (C)	4.5832(D)	505,886	5,056,586

	Par value^	Value
Repurchase agreement 1.6%		8,900,000
Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-23 at 4.530% to be repurchased at $8,901,120 on 3-1-23, collateralized by $9,876,248 Federal National Mortgage Association, 3.500% due 4-1-52 (valued at $9,078,000)	8,900,000	8,900,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	9

Total investments (Cost $441,500,801) 100.4%	$551,324,772
Other assets and liabilities, net (0.4%)	(1,933,229)
Total net assets 100.0%	$549,391,543

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-23.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $454,602,544. Net unrealized appreciation aggregated to $96,722,228, of which $122,915,564 related to gross unrealized appreciation and $26,193,336 related to gross unrealized depreciation.
10	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $436,444,294) including $4,922,502 of securities loaned	$546,268,186
Affiliated investments, at value (Cost $5,056,507)	5,056,586
Total investments, at value (Cost $441,500,801)	551,324,772
Cash	83,989
Foreign currency, at value (Cost $56)	56
Dividends and interest receivable	315,005
Receivable for fund shares sold	2,410,975
Receivable for investments sold	1,651,968
Receivable for securities lending income	9,852
Other assets	66,252
Total assets	555,862,869
Liabilities
Payable for investments purchased	921,494
Payable for fund shares repurchased	351,880
Payable upon return of securities loaned	5,059,779
Payable to affiliates
Investment management fees	1,176
Accounting and legal services fees	47,031
Transfer agent fees	9,818
Trustees’ fees	270
Other liabilities and accrued expenses	79,878
Total liabilities	6,471,326
Net assets	$549,391,543
Net assets consist of
Paid-in capital	$431,638,174
Total distributable earnings (loss)	117,753,369
Net assets	$549,391,543

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($43,859,441 ÷ 2,427,985 shares)[1]	$18.06
Class I ($61,978,147 ÷ 3,424,420 shares)	$18.10
Class R6 ($31,851,382 ÷ 1,759,828 shares)	$18.10
Class NAV ($411,702,573 ÷ 22,774,163 shares)	$18.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	11

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$4,676,151
Interest	200,326
Securities lending	25,740
Less foreign taxes withheld	(1,536)
Total investment income	4,900,681
Expenses
Investment management fees	2,530,167
Distribution and service fees	60,566
Accounting and legal services fees	52,099
Transfer agent fees	58,542
Trustees’ fees	6,555
Custodian fees	32,557
State registration fees	26,505
Printing and postage	13,517
Professional fees	36,888
Other	16,462
Total expenses	2,833,858
Less expense reductions	(104,427)
Net expenses	2,729,431
Net investment income	2,171,250
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	23,206,393
Affiliated investments	(1,594)
23,204,799
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	14,049,507
Affiliated investments	514
14,050,021
Net realized and unrealized gain	37,254,820
Increase in net assets from operations	$39,426,070
12	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$2,171,250	$5,661,995
Net realized gain	23,204,799	121,416,558
Change in net unrealized appreciation (depreciation)	14,050,021	(156,007,057)
Increase (decrease) in net assets resulting from operations	39,426,070	(28,928,504)
Distributions to shareholders
From earnings
Class A	(6,658,901)	(4,219,390)
Class I	(10,302,593)	(7,084,965)
Class R6	(4,927,510)	(2,957,516)
Class NAV	(67,800,259)	(75,220,925)
Total distributions	(89,689,263)	(89,482,796)
From fund share transactions	52,074,313	(151,154,269)
Total increase (decrease)	1,811,120	(269,565,569)
Net assets
Beginning of period	547,580,423	817,145,992
End of period	$549,391,543	$547,580,423
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	13

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$20.26	$24.09	$16.01	$19.54	$23.06	$20.15
Net investment income[2]	0.04	0.10	0.04	0.04	0.12	0.03
Net realized and unrealized gain (loss) on investments	1.09	(1.26)	8.05	(2.78)	(2.83)	4.00
Total from investment operations	1.13	(1.16)	8.09	(2.74)	(2.71)	4.03
Less distributions
From net investment income	(0.14)	(0.03)	(0.01)	(0.12)	(0.07)	(0.11)
From net realized gain	(3.19)	(2.64)	—	(0.67)	(0.74)	(1.01)
Total distributions	(3.33)	(2.67)	(0.01)	(0.79)	(0.81)	(1.12)
Net asset value, end of period	$18.06	$20.26	$24.09	$16.01	$19.54	$23.06
Total return (%)[3,4]	7.11[5]	(5.51)	50.56	(15.04)	(11.28)	20.52
Ratios and supplemental data
Net assets, end of period (in millions)	$44	$39	$36	$22	$31	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42[6]	1.41	1.41	1.47	1.46	1.50
Expenses including reductions	1.38[6]	1.39	1.39	1.46	1.46	1.49
Net investment income	0.44[6]	0.45	0.20	0.24	0.60	0.14
Portfolio turnover (%)	20	41	34	46	29	25

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$20.33	$24.17	$16.05	$19.58	$23.13	$20.20
Net investment income[2]	0.07	0.16	0.11	0.09	0.18	0.09
Net realized and unrealized gain (loss) on investments	1.09	(1.26)	8.07	(2.77)	(2.86)	4.03
Total from investment operations	1.16	(1.10)	8.18	(2.68)	(2.68)	4.12
Less distributions
From net investment income	(0.20)	(0.10)	(0.06)	(0.18)	(0.13)	(0.18)
From net realized gain	(3.19)	(2.64)	—	(0.67)	(0.74)	(1.01)
Total distributions	(3.39)	(2.74)	(0.06)	(0.85)	(0.87)	(1.19)
Net asset value, end of period	$18.10	$20.33	$24.17	$16.05	$19.58	$23.13
Total return (%)[3]	7.30[4]	(5.24)	51.06	(14.77)	(11.08)	20.93
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$62	$61	$72	$93	$108
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[5]	1.11	1.11	1.17	1.18	1.20
Expenses including reductions	1.08[5]	1.09	1.08	1.16	1.17	1.20
Net investment income	0.74[5]	0.75	0.53	0.53	0.91	0.42
Portfolio turnover (%)	20	41	34	46	29	25

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	15

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$20.34	$24.19	$16.06	$19.59	$23.14	$20.21
Net investment income[2]	0.08	0.19	0.13	0.11	0.20	0.11
Net realized and unrealized gain (loss) on investments	1.09	(1.27)	8.08	(2.77)	(2.85)	4.03
Total from investment operations	1.17	(1.08)	8.21	(2.66)	(2.65)	4.14
Less distributions
From net investment income	(0.22)	(0.13)	(0.08)	(0.20)	(0.16)	(0.20)
From net realized gain	(3.19)	(2.64)	—	(0.67)	(0.74)	(1.01)
Total distributions	(3.41)	(2.77)	(0.08)	(0.87)	(0.90)	(1.21)
Net asset value, end of period	$18.10	$20.34	$24.19	$16.06	$19.59	$23.14
Total return (%)[3]	7.37[4]	(5.16)	51.22	(14.69)	(10.95)	21.03
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$28	$25	$12	$10	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[5]	1.01	1.00	1.05	1.06	1.10
Expenses including reductions	0.98[5]	0.98	0.98	1.04	1.06	1.09
Net investment income	0.83[5]	0.85	0.60	0.63	1.00	0.50
Portfolio turnover (%)	20	41	34	46	29	25

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$20.32	$24.17	$16.05	$19.57	$23.12	$20.20
Net investment income[2]	0.08	0.18	0.13	0.11	0.21	0.11
Net realized and unrealized gain (loss) on investments	1.09	(1.25)	8.07	(2.76)	(2.86)	4.02
Total from investment operations	1.17	(1.07)	8.20	(2.65)	(2.65)	4.13
Less distributions
From net investment income	(0.22)	(0.14)	(0.08)	(0.20)	(0.16)	(0.20)
From net realized gain	(3.19)	(2.64)	—	(0.67)	(0.74)	(1.01)
Total distributions	(3.41)	(2.78)	(0.08)	(0.87)	(0.90)	(1.21)
Net asset value, end of period	$18.08	$20.32	$24.17	$16.05	$19.57	$23.12
Total return (%)[3]	7.39[4]	(5.15)	51.20	(14.64)	(10.95)	21.01
Ratios and supplemental data
Net assets, end of period (in millions)	$412	$419	$695	$510	$470	$365
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.00	0.99	1.04	1.05	1.09
Expenses including reductions	0.97[5]	0.97	0.97	1.03	1.04	1.08
Net investment income	0.85[5]	0.82	0.60	0.63	1.07	0.52
Portfolio turnover (%)	20	41	34	46	29	25

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
18	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$16,928,781	$16,928,781	—	—
Consumer discretionary	53,375,692	53,375,692	—	—
Consumer staples	23,635,317	16,060,575	$7,574,742	—
Energy	12,374,958	12,374,958	—	—
Financials	137,222,895	137,222,895	—	—
Health care	26,283,770	26,283,770	—	—
Industrials	91,524,849	91,524,849	—	—
Information technology	63,787,966	63,787,966	—	—
Materials	47,399,112	47,399,112	—	—
Real estate	50,203,701	50,203,701	—	—
Utilities	14,631,145	14,631,145	—	—
Short-term investments	13,956,586	5,056,586	8,900,000	—
Total investments in securities	$551,324,772	$534,850,030	$16,474,742	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	19

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $4,922,502 and received $5,059,779 of cash collateral.
20	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $2,351.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	21

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.95% of the first $250 million of the fund’s aggregate daily net assets; (b) 0.94% of the next $500 million of the fund’s aggregate daily net assets; (c) 0.93% of the next $500 million of the fund’s aggregate daily net assets; and (d) 0.92% of the fund’s aggregate daily net assets in excess over $1.25 billion. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.97% of the average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b)
22	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$7,836
Class I	12,012
Class R6	5,701
Class	Expense reduction
Class NAV	$78,878
Total	$104,427

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.90% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $12,825 for the six months ended February 28, 2023. Of this amount, $2,166 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $10,659 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $562 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	23

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$60,566	$22,574
Class I	—	34,652
Class R6	—	1,316
Total	$60,566	$58,542
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$9,166,667	3	2.73%	$2,086
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	291,834	$5,535,797	506,322	$11,209,313
Distributions reinvested	401,643	6,627,112	193,525	4,191,751
Repurchased	(205,427)	(3,823,146)	(274,921)	(6,038,393)
Net increase	488,050	$8,339,763	424,926	$9,362,671
Class I shares
Sold	469,329	$8,947,943	506,795	$11,266,708
Distributions reinvested	623,061	10,292,973	326,432	7,080,307
Repurchased	(701,131)	(13,229,383)	(305,152)	(6,694,710)
Net increase	391,259	$6,011,533	528,075	$11,652,305
24	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	327,938	$6,291,727	489,474	$10,736,747
Distributions reinvested	298,166	4,925,709	136,233	2,953,529
Repurchased	(243,967)	(4,674,351)	(272,244)	(5,980,865)
Net increase	382,137	$6,543,085	353,463	$7,709,411
Class NAV shares
Sold	153,397	$2,874,684	509,933	$11,807,712
Distributions reinvested	4,109,107	67,800,259	3,472,804	75,220,925
Repurchased	(2,085,357)	(39,495,011)	(12,155,845)	(266,907,293)
Net increase (decrease)	2,177,147	$31,179,932	(8,173,108)	$(179,878,656)
Total net increase (decrease)	3,438,593	$52,074,313	(6,866,644)	$(151,154,269)
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $106,404,809 and $141,157,394, respectively, for the six months ended February 28, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 74.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	19.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	505,886	$1,914,622	$21,652,353	$(18,509,309)	$(1,594)	$514	$25,740	—	$5,056,586

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
26	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Edmond C. Griffin, CFA
Shaun F. Pedersen
Danielle S. Williams, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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and operate with the highest standards of conduct and integrity.
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a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780221	439SA 2/23
4/2023

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

Semiannual report
John Hancock
Emerging Markets Fund
International equity
February 28, 2023

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 97.9%		$167,847,568
(Cost $158,839,357)
Australia 0.0%		49,641
MMG, Ltd. (A)	176,000	49,641
Belgium 0.0%		22,040
Titan Cement International SA (A)	1,302	22,040
Brazil 3.7%		6,382,343
3R Petroleum Oleo e Gas SA (A)	6,100	42,423
AES Brasil Energia SA	8,379	15,876
Aliansce Sonae Shopping Centers SA	15,598	50,887
Alliar Medicos A Frente SA (A)	3,900	15,457
Alupar Investimento SA	7,050	36,560
Ambev SA, ADR	34,858	88,888
Ambipar Participacoes e Empreendimentos SA	9,400	36,502
Anima Holding SA (A)	17,000	10,358
Arezzo Industria e Comercio SA	991	14,121
Atacadao SA	13,100	33,654
Auren Energia SA	12,504	35,347
B3 SA - Brasil Bolsa Balcao	39,034	78,658
Banco Bradesco SA	19,659	43,708
Banco BTG Pactual SA	22,823	88,058
Banco do Brasil SA	17,737	136,531
Banco Modal SA	21,900	7,237
Banco Santander Brasil SA	6,740	36,471
BB Seguridade Participacoes SA	8,229	53,771
Bemobi Mobile Tech SA	7,500	20,270
Blau Farmaceutica SA	4,200	22,863
BR Properties SA	213	9,780
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	11,133
Braskem SA, ADR	2,571	19,925
BRF SA (A)	25,073	29,501
Caixa Seguridade Participacoes SA	6,600	10,678
Camil Alimentos SA	11,340	17,393
CCR SA	44,869	94,187
Centrais Eletricas Brasileiras SA	9,987	65,468
Cia Brasileira de Aluminio	5,000	9,951
Cia Brasileira de Distribuicao	8,517	25,280
Cia de Saneamento Basico do Estado de Sao Paulo	6,199	61,274
Cia de Saneamento de Minas Gerais-COPASA	4,505	12,236
Cia de Saneamento do Parana	35,000	21,861
Cia de Saneamento do Parana, Unit	8,545	27,844
Cia Energetica de Minas Gerais	11,172	33,076
1	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Cia Paranaense de Energia	12,200	$14,727
Cia Paranaense de Energia, Unit	1,000	6,628
Cia Siderurgica Nacional SA	20,797	66,219
Cielo SA	51,115	46,864
Cogna Educacao (A)	79,561	30,697
Construtora Tenda SA (A)	3,166	2,824
Cosan SA	16,366	46,827
CPFL Energia SA	3,200	18,514
Cruzeiro do Sul Educacional SA	11,500	6,019
Cury Construtora e Incorporadora SA	6,327	15,227
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,330	46,724
Dexco SA	17,106	21,303
Diagnosticos da America SA	5,500	9,707
Dimed SA Distribuidora da Medicamentos	6,500	12,887
Direcional Engenharia SA	8,400	24,692
EcoRodovias Infraestrutura e Logistica SA	9,993	7,826
EDP - Energias do Brasil SA	10,367	38,870
Embraer SA (A)	34,400	109,006
Enauta Participacoes SA	7,100	18,688
Energisa SA	4,868	35,975
Eneva SA (A)	18,759	40,955
Engie Brasil Energia SA	3,893	29,208
Equatorial Energia SA	21,587	104,854
Eternit SA	10,700	19,416
Even Construtora e Incorporadora SA	7,057	6,039
Ez Tec Empreendimentos e Participacoes SA	2,411	5,853
Fleury SA	9,057	24,548
Gerdau SA, ADR	15,692	85,835
GPS Participacoes e Empreendimentos SA (A)(B)	9,900	22,313
Grendene SA	9,503	11,962
Grupo de Moda Soma SA	21,021	35,253
Grupo Mateus SA (A)	28,096	30,267
Grupo SBF SA	2,300	3,602
Guararapes Confeccoes SA	5,552	4,687
Hapvida Participacoes e Investimentos SA (A)(B)	102,276	87,713
Hidrovias do Brasil SA (A)	27,800	9,823
Hypera SA	4,632	36,849
Instituto Hermes Pardini SA	2,600	9,565
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,300	17,857
International Meal Company Alimentacao SA (A)	20,154	7,661
Iochpe Maxion SA	8,200	17,652
Irani Papel e Embalagem SA	8,200	13,438
IRB Brasil Resseguros SA (A)	1,332	4,805
Itau Unibanco Holding SA	6,151	25,518
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	2

	Shares	Value
Brazil (continued)
Jalles Machado SA	7,000	$10,442
JBS SA	21,536	78,938
JHSF Participacoes SA	17,839	14,413
Kepler Weber SA	7,500	28,336
Klabin SA	26,253	97,582
Light SA	11,300	5,396
Localiza Rent a Car SA	3,819	40,477
Localiza Rent a Car SA, Receipt (A)	21	213
Locaweb Servicos de Internet SA (A)(B)	16,000	14,944
LOG Commercial Properties e Participacoes SA	4,489	12,613
Lojas Quero Quero SA (A)	7,821	5,975
Lojas Renner SA	14,849	52,896
M Dias Branco SA	5,700	36,549
Magazine Luiza SA (A)	23,965	16,433
Mahle-Metal Leve SA	2,100	12,932
Mills Estruturas e Servicos de Engenharia SA	5,000	10,820
Minerva SA	11,500	24,887
Movida Participacoes SA	7,600	9,552
MRV Engenharia e Participacoes SA	13,204	14,880
Multilaser Industrial SA	18,229	8,008
Natura & Company Holding SA	22,112	64,704
Neoenergia SA	2,893	7,775
Odontoprev SA	8,919	19,659
Omega Energia SA (A)	7,070	12,464
Petro Rio SA (A)	11,300	72,737
Petroleo Brasileiro SA	117,444	644,933
Petroreconcavo SA	6,838	36,963
Porto Seguro SA	7,368	37,252
Portobello SA	64	84
Positivo Tecnologia SA	11,300	14,353
Qualicorp Consultoria e Corretora de Seguros SA	8,857	7,900
Raia Drogasil SA	14,740	63,854
Rede D’Or Sao Luiz SA (B)	11,320	55,244
Romi SA	4,883	15,053
Rumo SA	12,400	42,538
Santos Brasil Participacoes SA	23,900	36,566
Sao Martinho SA	11,685	60,708
Sendas Distribuidora SA	21,585	74,789
Ser Educacional SA (A)(B)	3,448	2,463
SIMPAR SA	15,079	20,680
SLC Agricola SA	5,227	49,190
Suzano SA	23,226	211,789
SYN prop e tech SA	2,100	1,600
Telefonica Brasil SA	5,999	44,619
3	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
TIM SA	24,524	$57,429
TOTVS SA	12,293	64,078
Transmissora Alianca de Energia Eletrica SA	10,811	73,285
Tres Tentos Agroindustrial SA	11,800	28,714
Tupy SA	4,722	24,487
Ultrapar Participacoes SA	29,310	73,787
Unipar Carbocloro SA	2,060	29,420
Usinas Siderurgicas de Minas Gerais SA	5,100	7,101
Vale SA	69,353	1,130,218
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,116	10,440
Via SA (A)	47,200	17,400
Vibra Energia SA	21,343	60,293
Vivara Participacoes SA	1,900	7,864
Vulcabras Azaleia SA	5,665	12,530
WEG SA	12,438	93,033
Wilson Sons Holdings Brasil SA	8,300	16,202
XP, Inc., BDR (A)	360	4,421
YDUQS Participacoes SA	13,130	17,681
Zamp SA (A)	7,220	6,633
Canada 0.0%		25,529
China Gold International Resources Corp., Ltd.	7,800	25,529
Chile 0.7%		1,127,724
Aguas Andinas SA, Class A	72,703	17,376
Banco de Chile	146,860	15,265
Banco de Chile, ADR (C)	1,901	39,332
Banco de Credito e Inversiones SA	915	28,631
Banco Santander Chile	837,154	35,491
Besalco SA	30,504	14,547
CAP SA	3,915	32,546
Cementos BIO BIO SA	2,795	2,186
Cencosud SA	23,962	45,293
Cencosud Shopping SA	10,584	15,079
Cia Cervecerias Unidas SA	3,168	24,178
Cia Sud Americana de Vapores SA	256,959	24,758
Colbun SA	184,862	21,196
Cristalerias de Chile SA	40,829	151,339
Empresa Nacional de Telecomunicaciones SA	7,933	31,233
Empresas CMPC SA	21,538	35,780
Empresas COPEC SA	5,581	40,305
Enel Americas SA	244,746	30,473
Enel Chile SA	585,867	26,375
Engie Energia Chile SA (A)	23,657	14,446
Falabella SA	16,002	35,214
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	4

	Shares	Value
Chile (continued)
Forus SA	5,056	$8,949
Grupo Security SA	132,812	29,192
Hortifrut SA	2,899	4,606
Inversiones Aguas Metropolitanas SA	29,967	17,004
Inversiones La Construccion SA	2,123	9,258
Itau CorpBanca Chile SA	5,398,734	11,598
Molibdenos y Metales SA	7,542	31,844
Multiexport Foods SA	12,750	3,558
Parque Arauco SA	17,834	21,849
PAZ Corp. SA	60,171	31,241
Plaza SA	6,102	7,591
Ripley Corp. SA	79,393	16,296
Salfacorp SA	24,738	10,275
Sigdo Koppers SA	52,647	69,971
SMU SA	245,027	40,235
Sociedad Matriz SAAM SA	301,497	32,782
Sociedad Quimica y Minera de Chile SA, ADR	293	26,004
Socovesa SA	306,550	40,004
SONDA SA	29,383	14,377
Vina Concha y Toro SA	15,327	20,047
China 24.7%		42,316,045
360 DigiTech, Inc., ADR	4,780	97,321
360 Security Technology, Inc., Class A	6,800	10,567
361 Degrees International, Ltd. (A)	46,000	22,062
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,900	21,802
3SBio, Inc. (B)	76,000	75,365
AAC Technologies Holdings, Inc. (A)	44,500	99,455
Accelink Technologies Company, Ltd., Class A	7,200	23,139
Addsino Company, Ltd., Class A	15,500	24,730
Advanced Technology & Materials Company, Ltd., Class A (A)	18,200	22,957
AECC Aviation Power Company, Ltd., Class A	2,400	15,865
Agile Group Holdings, Ltd. (A)	59,250	16,330
Agricultural Bank of China, Ltd., H Shares	526,000	182,363
Aier Eye Hospital Group Company, Ltd., Class A	6,755	30,372
Air China, Ltd., H Shares (A)	32,000	29,505
Airtac International Group	1,816	63,393
AK Medical Holdings, Ltd. (B)	14,000	16,715
Alibaba Group Holding, Ltd. (A)	126,300	1,388,219
Alibaba Group Holding, Ltd., ADR (A)	11,493	1,008,970
A-Living Smart City Services Company, Ltd. (B)	43,750	44,853
All Winner Technology Company, Ltd., Class A	5,900	19,254
Aluminum Corp. of China, Ltd., H Shares	162,000	82,723
Amlogic Shanghai Company, Ltd., Class A (A)	1,382	15,851
5	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Angang Steel Company, Ltd., H Shares	70,200	$23,033
Angel Yeast Company, Ltd., Class A	2,600	15,151
Anhui Anke Biotechnology Group Company, Ltd., Class A	11,600	19,110
Anhui Conch Cement Company, Ltd., H Shares	29,000	106,468
Anhui Expressway Company, Ltd., H Shares	20,000	18,692
Anhui Gujing Distillery Company, Ltd., Class A	600	23,636
Anhui Honglu Steel Construction Group Company, Ltd., Class A	2,860	14,543
Anhui Huilong Agricultural Means of Production Company, Ltd., Class A	13,300	16,898
Anhui Jiangnan Chemical Industry Company, Ltd., Class A	25,600	20,671
Anhui Jinhe Industrial Company, Ltd., Class A	1,700	7,939
Anhui Kouzi Distillery Company, Ltd., Class A	2,200	21,854
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	15,600	18,408
Anhui Yingjia Distillery Company, Ltd., Class A	2,700	27,297
Anhui Zhongding Sealing Parts Company, Ltd., Class A	8,600	18,162
Anji Microelectronics Technology Shanghai Company, Ltd., Class A	825	23,186
Anjoy Foods Group Company, Ltd., Class A	800	18,871
ANTA Sports Products, Ltd.	23,000	303,720
Antengene Corp., Ltd. (A)(B)	16,500	8,373
Anton Oilfield Services Group (A)	144,000	6,313
Aoshikang Technology Company, Ltd., Class A	4,000	15,949
Aowei Holdings, Ltd. (A)	9,116,000	696,818
Apeloa Pharmaceutical Company, Ltd., Class A	1,900	6,564
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	5,100	20,931
Asia Cement China Holdings Corp.	36,500	18,429
AsiaInfo Technologies, Ltd. (B)	14,800	25,580
Asymchem Laboratories Tianjin Company, Ltd., Class A	560	11,537
Autobio Diagnostics Company, Ltd., Class A	1,400	14,173
Avary Holding Shenzhen Company, Ltd., Class A	4,100	16,782
AviChina Industry & Technology Company, Ltd., H Shares	143,000	68,180
Bafang Electric Suzhou Company, Ltd., Class A	900	16,077
BAIC Motor Corp., Ltd., H Shares (B)	84,000	22,821
Baidu, Inc., ADR (A)	162	22,306
Baidu, Inc., Class A (A)	9,750	167,635
BAIOO Family Interactive, Ltd. (B)	78,000	4,481
Bank of Beijing Company, Ltd., Class A	30,400	18,967
Bank of Changsha Company, Ltd., Class A	24,353	28,247
Bank of Chengdu Company, Ltd., Class A	11,400	23,613
Bank of China, Ltd., H Shares	1,556,075	570,694
Bank of Chongqing Company, Ltd., H Shares	37,000	19,664
Bank of Communications Company, Ltd., H Shares	173,858	102,795
Bank of Guiyang Company, Ltd., Class A	27,600	22,392
Bank of Hangzhou Company, Ltd., Class A	9,300	16,263
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	6

	Shares	Value
China (continued)
Bank of Jiangsu Company, Ltd., Class A	20,800	$21,552
Bank of Nanjing Company, Ltd., Class A	20,700	29,561
Bank of Ningbo Company, Ltd., Class A	8,060	34,256
Bank of Shanghai Company, Ltd., Class A	11,200	9,651
Bank of Suzhou Company, Ltd., Class A	19,570	21,136
Bank of Zhengzhou Company, Ltd., H Shares (A)(B)	72,600	10,271
Baoshan Iron & Steel Company, Ltd., Class A	25,100	23,797
Baozun, Inc., ADR (A)	1,783	11,215
BBMG Corp., H Shares	115,500	15,308
Beijing Bei Mo Gao Ke Friction Material Company, Ltd., Class A	2,210	15,871
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	35,500	15,041
Beijing Capital International Airport Company, Ltd., H Shares (A)	82,415	60,327
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares	2,500	6,619
Beijing Compass Technology Development Company, Ltd., Class A (A)	2,600	19,055
Beijing Dabeinong Technology Group Company, Ltd., Class A (A)	17,700	21,002
Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,000	19,002
Beijing Jetsen Technology Company, Ltd., Class A (A)	30,600	22,666
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	12,493
Beijing Jingyuntong Technology Company, Ltd., Class A	21,500	21,523
Beijing New Building Materials PLC, Class A	4,400	19,051
Beijing North Star Company, Ltd., H Shares	40,000	4,641
Beijing Originwater Technology Company, Ltd., Class A	4,045	2,924
Beijing Roborock Technology Company, Ltd., Class A	327	16,964
Beijing Shougang Company, Ltd., Class A	36,100	21,470
Beijing Sinnet Technology Company, Ltd., Class A	18,200	26,871
Beijing Strong Biotechnologies, Inc., Class A	5,200	14,122
Beijing Thunisoft Corp., Ltd., Class A (A)	14,500	19,826
Beijing United Information Technology Company, Ltd., Class A	1,700	19,787
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,160	21,207
Beijing Yanjing Brewery Company, Ltd., Class A	15,200	29,509
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	6,484
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	31,200	22,270
Bengang Steel Plates Company, Ltd., Class A	42,600	22,277
Bethel Automotive Safety Systems Company, Ltd., Class A	1,200	12,659
BGI Genomics Company, Ltd., Class A	700	5,612
Biem.L.Fdlkk Garment Company, Ltd., Class A	5,662	24,691
Bilibili, Inc., Class Z (A)	800	15,484
Billion Industrial Holdings, Ltd. (A)	12,000	5,965
Binjiang Service Group Company, Ltd.	4,000	12,353
Bloomage Biotechnology Corp., Ltd., Class A	1,200	21,940
7	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Blue Moon Group Holdings, Ltd. (B)	46,000	$27,693
Blue Sail Medical Company, Ltd., Class A (A)	10,200	12,132
Bluefocus Intelligent Communications Group Company, Ltd., Class A	29,300	23,686
BOC International China Company, Ltd., Class A	9,600	15,702
BOE Technology Group Company, Ltd., Class A	72,500	43,511
Bohai Leasing Company, Ltd., Class A (A)	68,300	22,513
Bright Dairy & Food Company, Ltd., Class A	13,000	20,561
BYD Company, Ltd., H Shares	11,500	309,169
BYD Electronic International Company, Ltd.	19,483	56,810
By-health Company, Ltd., Class A	6,000	19,828
C&S Paper Company, Ltd., Class A	7,300	13,405
Caitong Securities Company, Ltd., Class A	19,100	21,210
Camel Group Company, Ltd., Class A	17,300	22,332
Cangzhou Mingzhu Plastic Company, Ltd., Class A	23,300	15,622
CanSino Biologics, Inc., H Shares (B)	4,600	34,952
CECEP Solar Energy Company, Ltd., Class A	15,000	15,321
CECEP Wind-Power Corp., Class A	32,760	18,686
Central China Management Company, Ltd.	54,538	4,597
Central China New Life, Ltd. (A)	14,000	5,025
Central China Real Estate, Ltd.	56,629	2,606
Central China Securities Company, Ltd., H Shares	53,000	7,900
CGN Power Company, Ltd., H Shares (B)	163,000	36,560
Changchun High & New Technology Industry Group, Inc., Class A	1,000	28,392
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	900	19,567
Chaowei Power Holdings, Ltd.	37,000	9,440
Chaozhou Three-Circle Group Company, Ltd., Class A	1,700	7,793
Cheetah Mobile, Inc., ADR (A)	291	742
Chengdu CORPRO Technology Company, Ltd., Class A	6,300	27,170
Chengdu Hongqi Chain Company, Ltd., Class A	30,500	25,341
Chengdu Kanghong Pharmaceutical Group Company, Ltd., Class A	7,000	17,961
Chengdu Kanghua Biological Products Company, Ltd., Class A	750	10,350
Chengdu Wintrue Holding Company, Ltd., Class A	8,400	15,376
Chengtun Mining Group Company, Ltd., Class A	13,900	12,500
Chenguang Biotech Group Company, Ltd., Class A	3,900	10,146
Chengxin Lithium Group Company, Ltd., Class A	2,600	14,202
Chifeng Jilong Gold Mining Company, Ltd., Class A (A)	8,700	23,228
China Animal Healthcare, Ltd. (A)(D)	182,000	232
China Automotive Engineering Research Institute Company, Ltd., Class A	8,500	30,476
China Baoan Group Company, Ltd., Class A	12,500	23,016
China BlueChemical, Ltd., H Shares	101,000	22,797
China Bohai Bank Company, Ltd., H Shares (B)	119,000	23,971
China Cinda Asset Management Company, Ltd., H Shares	356,000	46,271
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	8

	Shares	Value
China (continued)
China CITIC Bank Corp., Ltd., H Shares	213,962	$98,991
China Coal Energy Company, Ltd., H Shares	70,000	54,169
China Communications Services Corp., Ltd., H Shares	109,200	42,456
China Conch Environment Protection Holdings, Ltd. (A)	140,000	51,805
China Conch Venture Holdings, Ltd.	54,000	108,674
China Construction Bank Corp., H Shares	1,958,000	1,196,882
China CSSC Holdings, Ltd., Class A	5,400	18,579
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	37,602
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	72,000	10,562
China Dili Group (A)(D)	120,400	7,087
China Dongxiang Group Company, Ltd.	152,000	6,686
China East Education Holdings, Ltd. (B)	35,000	26,364
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	14,593
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	7,854
China Energy Engineering Corp., Ltd., H Shares	172,000	20,167
China Everbright Bank Company, Ltd., H Shares	96,000	27,645
China Feihe, Ltd. (B)	121,000	96,982
China Galaxy Securities Company, Ltd., H Shares	120,500	60,062
China Greatwall Technology Group Company, Ltd., Class A	9,800	18,364
China Hanking Holdings, Ltd.	54,000	5,168
China Harmony Auto Holding, Ltd.	30,500	4,006
China Hongqiao Group, Ltd.	88,500	94,660
China Huarong Asset Management Company, Ltd., H Shares (A)(B)	493,000	28,303
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	9,071
China International Capital Corp., Ltd., H Shares (B)	28,000	60,286
China International Marine Containers Group Company, Ltd., H Shares	34,830	24,447
China Isotope & Radiation Corp.	3,200	6,939
China Jushi Company, Ltd., Class A	12,900	28,167
China Kepei Education Group, Ltd.	28,000	10,573
China Kings Resources Group Company, Ltd., Class A	4,640	27,121
China Lesso Group Holdings, Ltd.	62,000	65,397
China Life Insurance Company, Ltd., H Shares	31,000	52,586
China Lilang, Ltd.	25,000	12,739
China Literature, Ltd. (A)(B)	13,600	58,230
China Longyuan Power Group Corp., Ltd., H Shares	45,000	55,201
China Maple Leaf Educational Systems, Ltd. (A)(D)	56,000	2,283
China Medical System Holdings, Ltd.	76,800	115,619
China Merchants Bank Company, Ltd., H Shares	116,961	634,689
China Merchants Property Operation & Service Company, Ltd., Class A	10,000	23,509
China Merchants Securities Company, Ltd., H Shares (B)	29,140	28,868
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	12,900	27,532
9	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Minsheng Banking Corp., Ltd., H Shares	98,840	$34,135
China Modern Dairy Holdings, Ltd.	167,000	22,776
China National Accord Medicines Corp., Ltd., Class A	4,000	21,713
China National Building Material Company, Ltd., H Shares	192,600	170,764
China National Chemical Engineering Company, Ltd., Class A	12,300	15,986
China National Medicines Corp., Ltd., Class A	4,400	20,369
China National Nuclear Power Company, Ltd., Class A	50,200	43,850
China New Higher Education Group, Ltd. (B)	42,000	17,031
China Nonferrous Mining Corp., Ltd.	53,000	26,700
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	5,800	24,280
China Oilfield Services, Ltd., H Shares	40,000	42,684
China Oriental Group Company, Ltd.	84,000	17,042
China Pacific Insurance Group Company, Ltd., H Shares	56,600	150,135
China Petroleum & Chemical Corp., H Shares	746,000	380,592
China Railway Group, Ltd., H Shares	100,000	52,119
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	27,699
China Reinsurance Group Corp., H Shares	385,000	27,491
China Renaissance Holdings, Ltd. (A)(B)	12,200	11,343
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	8,100	21,518
China Resources Medical Holdings Company, Ltd.	33,500	29,044
China Resources Microelectronics, Ltd., Class A	2,665	20,803
China Resources Mixc Lifestyle Services, Ltd. (B)	9,400	51,607
China Resources Pharmaceutical Group, Ltd. (B)	75,500	62,097
China Risun Group, Ltd.	49,000	23,421
China Sanjiang Fine Chemicals Company, Ltd.	41,000	7,838
China SCE Group Holdings, Ltd.	98,000	11,269
China Shenhua Energy Company, Ltd., H Shares	93,000	279,733
China Shineway Pharmaceutical Group, Ltd.	17,000	14,854
China Silver Group, Ltd. (A)	100,000	5,036
China South Publishing & Media Group Company, Ltd., Class A	13,800	19,891
China Southern Airlines Company, Ltd., H Shares (A)	34,000	24,792
China State Construction Engineering Corp., Ltd., Class A	61,500	49,825
China Sunshine Paper Holdings Company, Ltd.	42,000	11,674
China Suntien Green Energy Corp., Ltd., H Shares	59,000	25,868
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,848
China Tianrui Group Cement Company, Ltd. (A)	25,000	18,489
China Tianying, Inc., Class A	26,000	20,130
China Tourism Group Duty Free Corp., Ltd., Class A	1,100	31,336
China Tower Corp., Ltd., H Shares (B)	1,630,000	176,530
China TransInfo Technology Company, Ltd., Class A (A)	9,600	15,475
China Tungsten And Hightech Materials Company, Ltd., Class A	9,400	20,509
China Vanke Company, Ltd., H Shares	46,981	82,141
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	10

	Shares	Value
China (continued)
China West Construction Group Company, Ltd., Class A	18,900	$22,140
China XLX Fertiliser, Ltd.	50,000	26,395
China Yangtze Power Company, Ltd., Class A	18,500	56,432
China Yongda Automobiles Services Holdings, Ltd.	52,000	40,199
China Yuhua Education Corp., Ltd. (A)(B)	88,000	14,727
China ZhengTong Auto Services Holdings, Ltd. (A)	72,500	5,454
China Zhenhua Group Science & Technology Company, Ltd., Class A	1,200	17,964
China Zheshang Bank Company, Ltd., H Shares (A)	57,000	19,608
China Zhongwang Holdings, Ltd. (A)(D)	54,200	11,600
Chinasoft International, Ltd. (A)	104,000	74,692
Chindata Group Holdings, Ltd., ADR (A)	1,861	12,599
Chlitina Holding, Ltd.	2,000	13,992
Chongqing Brewery Company, Ltd., Class A	1,100	21,800
Chongqing Changan Automobile Company, Ltd., Class A	15,430	29,784
Chongqing Department Store Company, Ltd., Class A	6,300	23,785
Chongqing Fuling Electric Power Industrial Company, Ltd., Class A	10,680	28,705
Chongqing Fuling Zhacai Group Company, Ltd., Class A	6,900	25,436
Chongqing Rural Commercial Bank Company, Ltd., H Shares	95,000	32,807
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	20,200	20,641
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,300	42,591
Chow Tai Seng Jewellery Company, Ltd., Class A	5,100	11,958
CIFI Ever Sunshine Services Group, Ltd.	44,000	17,785
CITIC Securities Company, Ltd., H Shares	45,575	96,552
CITIC, Ltd.	86,923	95,907
CMGE Technology Group, Ltd. (A)	116,000	32,283
CMOC Group, Ltd., H Shares	102,000	57,436
CNFinance Holdings, Ltd., ADR (A)	696	1,552
CNHTC Jinan Truck Company, Ltd., Class A	8,500	20,774
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	17,402	18,409
CNOOC Energy Technology & Services, Ltd., Class A	49,100	23,098
CNSIG Inner Mongolia Chemical Industry Company, Ltd.	8,700	19,324
COFCO Biotechnology Company, Ltd., Class A	14,100	17,880
COFCO Joycome Foods, Ltd. (A)	124,000	36,205
Colour Life Services Group Company, Ltd. (A)(D)	40,102	2,851
Confidence Intelligence Holdings, Ltd. (A)	2,000	7,134
Consun Pharmaceutical Group, Ltd.	29,000	16,454
Contemporary Amperex Technology Company, Ltd., Class A	2,400	139,262
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	23,529
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (A)	24,000	22,975
COSCO SHIPPING Holdings Company, Ltd., H Shares	112,450	116,636
Country Garden Holdings Company, Ltd.	285,076	87,422
Country Garden Services Holdings Company, Ltd.	46,642	86,845
11	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
CPMC Holdings, Ltd.	53,000	$31,550
CRRC Corp., Ltd., H Shares	63,000	28,825
CSC Financial Company, Ltd., H Shares (B)	31,000	30,470
CSG Holding Company, Ltd., Class A	18,200	18,224
CSPC Pharmaceutical Group, Ltd.	273,680	294,014
CT Environmental Group, Ltd. (A)(D)	154,000	2,335
CTS International Logistics Corp., Ltd., Class A	16,100	22,833
Daan Gene Company, Ltd., Class A	9,040	20,883
Dali Foods Group Company, Ltd. (B)	101,500	41,054
Dalipal Holdings, Ltd.	18,000	5,418
DaShenLin Pharmaceutical Group Company, Ltd., Class A	1,920	10,686
Datang International Power Generation Company, Ltd., H Shares (A)	132,000	22,543
DeHua TB New Decoration Materials Company, Ltd., Class A	12,600	25,228
Dexin China Holdings Company, Ltd. (A)	60,000	4,903
DHC Software Company, Ltd., Class A	18,500	17,524
Dian Diagnostics Group Company, Ltd., Class A	5,300	20,345
Differ Group Auto, Ltd. (A)	146,000	3,573
Do-Fluoride New Materials Company, Ltd., Class A	3,000	15,755
Dongfang Electric Corp., Ltd., H Shares	18,600	29,770
Dongfeng Motor Group Company, Ltd., H Shares	104,000	53,130
Dongxing Securities Company, Ltd., Class A	17,600	21,787
Dongyue Group, Ltd.	86,000	97,394
DouYu International Holdings, Ltd., ADR (A)	3,157	3,946
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	8,852
East Money Information Company, Ltd., Class A	9,340	28,086
E-Commodities Holdings, Ltd.	44,000	7,685
Ecovacs Robotics Company, Ltd., Class A	900	11,730
Edvantage Group Holdings, Ltd.	25,794	10,202
EEKA Fashion Holdings, Ltd.	14,000	18,905
ENN Energy Holdings, Ltd.	10,900	155,170
ENN Natural Gas Company, Ltd., Class A	8,000	22,257
Eoptolink Technology, Inc., Ltd., Class A	6,400	29,641
Eternal Asia Supply Chain Management, Ltd., Class A	11,300	9,869
Eve Energy Company, Ltd., Class A	1,500	15,682
Everbright Securities Company, Ltd., H Shares (B)	9,800	6,760
Everest Medicines, Ltd. (A)(B)	8,000	17,359
Fangda Special Steel Technology Company, Ltd., Class A	16,500	15,198
FAW Jiefang Group Company, Ltd., Class A	12,100	14,857
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,700	18,507
Fibocom Wireless, Inc., Class A	2,250	6,956
FIH Mobile, Ltd. (A)	143,000	15,312
Financial Street Holdings Company, Ltd., Class A	29,000	22,082
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	12

	Shares	Value
China (continued)
FinVolution Group, ADR	5,100	$25,857
First Capital Securities Company, Ltd., Class A	24,700	21,289
First Tractor Company, Ltd., H Shares	28,000	13,918
Flat Glass Group Company, Ltd., H Shares	16,000	42,383
Focus Media Information Technology Company, Ltd., Class A	32,100	30,191
Foshan Haitian Flavouring & Food Company, Ltd., Class A	3,797	44,993
Fosun International, Ltd.	73,693	60,291
Foxconn Industrial Internet Company, Ltd., Class A	29,300	40,537
Fu Shou Yuan International Group, Ltd.	58,000	43,727
Fufeng Group, Ltd.	120,000	76,952
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,764
Fujian Funeng Company, Ltd., Class A	9,100	17,120
Fujian Star-net Communication Company, Ltd., Class A	6,500	21,501
Fujian Sunner Development Company, Ltd., Class A	5,400	19,308
Fulin Precision Company, Ltd., Class A (A)	10,700	23,778
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	24,800	111,137
Gan & Lee Pharmaceuticals Company, Ltd., Class A	3,500	19,328
Ganfeng Lithium Group Company, Ltd., H Shares (B)	8,040	56,162
Gansu Shangfeng Cement Company, Ltd., Class A	7,560	14,858
G-bits Network Technology Xiamen Company, Ltd., Class A	500	25,452
GCL Energy Technology Company, Ltd.	9,200	14,678
GD Power Development Company, Ltd., Class A (A)	35,900	20,322
GDS Holdings, Ltd., ADR (A)	1,617	31,127
GDS Holdings, Ltd., Class A (A)	28,000	67,734
Genertec Universal Medical Group Company, Ltd. (B)	51,500	29,734
GF Securities Company, Ltd., H Shares	14,600	20,729
Giant Network Group Company, Ltd., Class A	17,800	25,973
GigaDevice Semiconductor, Inc., Class A	1,000	15,097
Ginlong Technologies Company, Ltd., Class A (A)	900	20,553
Glory Health Industry, Ltd. (A)	53,000	1,343
GoerTek, Inc., Class A	6,200	19,220
Goke Microelectronics Company, Ltd., Class A	1,800	21,763
Golden Eagle Retail Group, Ltd. (A)	26,000	13,949
GOME Retail Holdings, Ltd. (A)	247,000	4,982
Grand Baoxin Auto Group, Ltd. (A)	48,950	2,402
Grandblue Environment Company, Ltd., Class A	8,200	22,399
Grandjoy Holdings Group Company, Ltd., Class A (A)	40,200	21,636
Great Wall Motor Company, Ltd., H Shares	30,000	39,812
Greatview Aseptic Packaging Company, Ltd. (A)	54,000	13,283
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,400	32,714
Greenland Hong Kong Holdings, Ltd.	76,250	6,713
Greentown China Holdings, Ltd.	49,000	66,999
Greentown Management Holdings Company, Ltd. (B)	24,000	19,313
Greentown Service Group Company, Ltd.	80,000	53,381
13	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A (A)	13,400	$16,698
Guangdong Haid Group Company, Ltd., Class A	2,700	24,701
Guangdong Hybribio Biotech Company, Ltd., Class A	6,800	17,449
Guangdong Kinlong Hardware Products Company, Ltd., Class A	900	12,454
Guangdong Provincial Expressway Development Company, Ltd., Class A	11,700	13,247
Guangdong Tapai Group Company, Ltd., Class A	17,900	20,543
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,500	15,129
Guanghui Energy Company, Ltd., Class A	12,900	20,014
Guangshen Railway Company, Ltd., H Shares (A)	137,200	23,614
Guangzhou Automobile Group Company, Ltd., H Shares	82,000	52,285
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	35,337
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,200	14,578
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,000	9,894
Guangzhou Tinci Materials Technology Company, Ltd., Class A	2,000	12,940
Guangzhou Wondfo Biotech Company, Ltd., Class A	3,500	16,761
Guizhou Bailing Group Pharmaceutical Company, Ltd., Class A (A)	18,500	23,127
Guizhou Panjiang Refined Coal Company, Ltd., Class A	15,400	16,576
Guosen Securities Company, Ltd., Class A	12,000	16,684
Guotai Junan Securities Company, Ltd., H Shares (B)	9,000	10,667
Guoyuan Securities Company, Ltd., Class A	20,800	21,097
H World Group, Ltd.	15,000	71,314
H World Group, Ltd., ADR	769	36,428
Haichang Ocean Park Holdings, Ltd. (A)(B)	172,000	41,899
Haier Smart Home Company, Ltd., H Shares	62,200	220,130
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	17,258
Hainan Poly Pharm Company, Ltd., Class A	5,500	22,219
Haitian International Holdings, Ltd.	30,000	78,413
Haitong Securities Company, Ltd., H Shares	60,000	38,613
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	5,300	16,374
Hangcha Group Company, Ltd., Class A	8,200	25,285
Hangjin Technology Company, Ltd., Class A	2,100	9,591
Hangzhou First Applied Material Company, Ltd., Class A	1,400	13,853
Hangzhou Lion Electronics Company, Ltd., Class A	2,400	15,418
Hangzhou Oxygen Plant Group Company, Ltd., Class A	3,300	18,527
Hangzhou Robam Appliances Company, Ltd., Class A	3,800	16,840
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	12,621
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	1,600	18,375
Han’s Laser Technology Industry Group Company, Ltd., Class A	1,800	7,597
Hansoh Pharmaceutical Group Company, Ltd. (B)	26,000	46,741
Harbin Bank Company, Ltd., H Shares (A)(B)	190,000	7,146
Harbin Electric Company, Ltd., H Shares (A)	44,000	21,885
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	14

	Shares	Value
China (continued)
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	$6,861
HBIS Resources Company, Ltd., Class A	11,900	26,114
HC Group, Inc. (A)	10,500	490
Hebei Construction Group Corp., Ltd., H Shares (A)	6,500	754
Hebei Hengshui Laobaigan Liquor Company, Ltd., Class A	5,400	29,327
Hefei Meiya Optoelectronic Technology, Inc., Class A	4,420	17,233
Hello Group, Inc., ADR	5,401	47,583
Henan Shenhuo Coal & Power Company, Ltd., Class A	4,300	11,570
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,600	28,979
Hengan International Group Company, Ltd.	37,000	170,174
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	9,600	30,044
Hengli Petrochemical Company, Ltd., Class A	9,600	24,424
Hengtong Optic-electric Company, Ltd., Class A	9,000	19,097
Hengyi Petrochemical Company, Ltd., Class A	12,200	14,265
Hesteel Company, Ltd., Class A	67,200	24,398
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	28,552
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,100	18,734
Hongda Xingye Company, Ltd., Class A (A)	25,600	11,010
Hongfa Technology Company, Ltd., Class A	2,940	14,847
Honghua Group, Ltd. (A)	191,000	5,601
Honworld Group, Ltd. (A)(B)	20,500	2,429
Hope Education Group Company, Ltd. (A)(B)	298,000	25,101
HOSA International, Ltd. (A)(D)	86,000	2,065
Hua Hong Semiconductor, Ltd. (A)(B)	41,000	157,222
Huadian Power International Corp., Ltd., H Shares	84,000	33,599
Huadong Medicine Company, Ltd., Class A	2,300	15,905
Huafon Chemical Company, Ltd., Class A	10,200	11,982
Huagong Tech Company, Ltd., Class A	6,400	18,340
Huaibei Mining Holdings Company, Ltd., Class A	10,700	22,403
Hualan Biological Engineering, Inc., Class A	4,900	15,653
Huaneng Power International, Inc., H Shares (A)	52,000	25,591
Huapont Life Sciences Company, Ltd., Class A	13,300	10,645
Huatai Securities Company, Ltd., H Shares (B)	25,800	29,043
Huaxin Cement Company, Ltd., Class A	6,500	16,342
Huayu Automotive Systems Company, Ltd., Class A	5,700	15,531
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	5,200	21,913
Hubei Xingfa Chemicals Group Company, Ltd., Class A	2,700	13,655
Huishang Bank Corp., Ltd., H Shares	40,200	12,709
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,600	26,253
Humanwell Healthcare Group Company, Ltd., Class A	6,900	26,524
Hunan Gold Corp., Ltd., Class A	12,000	30,553
Hunan Valin Steel Company, Ltd., Class A	12,600	10,189
Hundsun Technologies, Inc., Class A	2,860	18,304
15	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
HUYA, Inc., ADR (A)	3,655	$15,717
Hygeia Healthcare Holdings Company, Ltd. (A)(B)	6,200	45,171
iDreamSky Technology Holdings, Ltd. (A)(B)	24,800	11,334
Iflytek Company, Ltd., Class A	2,300	16,001
IKD Company, Ltd., Class A	8,300	30,337
I-Mab, ADR (A)	2,049	8,811
Industrial & Commercial Bank of China, Ltd., H Shares	1,091,000	544,368
Industrial Bank Company, Ltd., Class A	30,300	73,821
Industrial Securities Company, Ltd., Class A	20,410	18,907
Infore Environment Technology Group Company, Ltd., Class A	31,100	24,267
Ingdan, Inc. (A)(B)	44,000	9,316
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	39,800	11,767
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	8,400	16,129
Inner Mongolia ERDOS Resources Company, Ltd., Class A	7,700	18,576
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	16,800	10,701
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	8,900	39,083
Inner Mongolia Yitai Coal Company, Ltd., H Shares	26,200	33,331
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	21,800	29,642
Inspur Electronic Information Industry Company, Ltd., Class A	2,600	14,587
Intco Medical Technology Company, Ltd., Class A	2,280	8,430
iQIYI, Inc., ADR (A)	7,664	59,243
JA Solar Technology Company, Ltd., Class A	2,660	23,367
Jafron Biomedical Company, Ltd., Class A	2,200	10,267
Jason Furniture Hangzhou Company, Ltd., Class A	2,730	18,532
JCET Group Company, Ltd., Class A	8,300	33,644
JD Health International, Inc. (A)(B)	3,600	25,201
JD.com, Inc., ADR	581	25,820
JD.com, Inc., Class A	5,238	116,440
Jiangling Motors Corp., Ltd., Class A	8,300	18,402
Jiangsu Azure Corp., Class A	7,800	16,387
Jiangsu Eastern Shenghong Company, Ltd., Class A	8,200	18,323
Jiangsu Expressway Company, Ltd., H Shares	40,000	38,239
Jiangsu Guomao Reducer Company, Ltd., Class A	7,800	25,695
Jiangsu Guotai International Group Company, Ltd., Class A	17,600	21,704
Jiangsu Hengli Hydraulic Company, Ltd., Class A	1,000	9,931
Jiangsu Hengrui Medicine Company, Ltd., Class A	5,400	33,851
Jiangsu Jiejie Microelectronics Company, Ltd., Class A	8,500	26,961
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	12,937
Jiangsu Lihua Animal Husbandry Stock Company, Ltd., Class A (A)	3,900	21,740
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	10,600	41,497
Jiangsu Pacific Quartz Company, Ltd., Class A	1,200	24,821
Jiangsu Provincial Agricultural Reclamation and Development Corp.	12,100	21,523
Jiangsu Shagang Company, Ltd., Class A	31,880	20,519
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	16

	Shares	Value
China (continued)
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	3,900	$7,743
Jiangsu Sopo Chemical Company, Class A	17,600	22,185
Jiangsu ToLand Alloy Company, Ltd., Class A	3,200	22,066
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	1,560	38,150
Jiangsu Yangnong Chemical Company, Ltd., Class A	600	9,281
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	3,800	17,255
Jiangsu Zhongtian Technology Company, Ltd., Class A	9,800	22,674
Jiangxi Copper Company, Ltd., H Shares	31,000	48,889
Jiangzhong Pharmaceutical Company, Ltd., Class A	9,900	23,789
Jilin Electric Power Company Ltd., Class A (A)	11,800	9,901
Jingjin Equipment, Inc., Class A	3,220	14,529
Jingrui Holdings, Ltd. (A)(D)	40,000	3,007
Jinke Smart Services Group Company, Ltd., H Shares	11,200	17,326
JinkoSolar Holding Company, Ltd., ADR (A)	1,682	89,146
Jinmao Property Services Company, Ltd. (A)	4,350	2,318
JiuGui Liquor Company, Ltd., Class A	600	13,113
Jiumaojiu International Holdings, Ltd. (B)	27,000	65,243
Jizhong Energy Resources Company, Ltd., Class A	11,400	11,698
JNBY Design, Ltd.	10,500	13,145
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	10,800	20,528
Joinn Laboratories China Company, Ltd., Class A	1,960	16,596
Jointown Pharmaceutical Group Company, Ltd., Class A	4,600	9,592
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	4,400	24,148
Joyoung Company Ltd., Class A	7,900	22,287
Juewei Food Company, Ltd., Class A	2,000	15,107
Kangji Medical Holdings, Ltd.	12,000	14,681
Kasen International Holdings, Ltd. (A)	50,000	2,447
Kehua Data Company, Ltd., Class A	3,700	23,731
Keshun Waterproof Technologies Company, Ltd., Class A (A)	14,160	27,284
Kinetic Development Group, Ltd.	156,000	12,919
Kingdee International Software Group Company, Ltd. (A)	21,000	39,238
Kingfa Sci & Tech Company, Ltd., Class A	8,600	12,406
Kingsoft Corp., Ltd.	38,800	128,103
KPC Pharmaceuticals, Inc., Class A	12,300	32,285
Kunlun Tech Company, Ltd., Class A	10,500	33,544
Kunshan Kinglai Hygienic Materials Company, Ltd., Class A	2,300	23,370
Kweichow Moutai Company, Ltd., Class A	1,200	313,940
KWG Group Holdings, Ltd. (A)	74,012	15,797
KWG Living Group Holdings, Ltd.	58,006	11,044
Lakala Payment Company, Ltd., Class A (A)	3,500	9,619
Laobaixing Pharmacy Chain JSC, Class A	4,030	23,383
LB Group Company, Ltd., Class A	7,298	23,008
17	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Legend Holdings Corp., H Shares (B)	21,600	$23,873
Lenovo Group, Ltd.	276,000	248,373
Lens Technology Company, Ltd., Class A	15,000	27,512
Lepu Medical Technology Beijing Company, Ltd., Class A	3,100	10,481
Leyard Optoelectronic Company, Ltd., Class A	18,500	16,747
Li Auto, Inc., ADR (A)	378	8,925
Li Auto, Inc., Class A (A)	5,600	66,075
Li Ning Company, Ltd.	44,000	375,439
Lifetech Scientific Corp. (A)	100,000	37,243
Lingyi iTech Guangdong Company, Class A (A)	20,100	16,579
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	21,897
Longfor Group Holdings, Ltd. (B)	62,500	178,915
LONGi Green Energy Technology Company, Ltd., Class A	7,560	48,216
Longshine Technology Group Company, Ltd., Class A	6,000	23,999
Lonking Holdings, Ltd.	122,000	22,086
Luenmei Quantum Company, Ltd., Class A	19,700	18,649
Luoniushan Company, Ltd., Class A (A)	20,700	23,784
Luxi Chemical Group Company, Ltd., Class A	6,100	12,739
Luxshare Precision Industry Company, Ltd., Class A	12,700	54,664
Luye Pharma Group, Ltd. (A)(B)	57,000	26,233
Luzhou Laojiao Company, Ltd., Class A	1,300	46,748
Maanshan Iron & Steel Company, Ltd., H Shares	54,000	12,608
Maccura Biotechnology Company, Ltd., Class A	6,800	18,780
Mango Excellent Media Company, Ltd., Class A	4,800	23,154
Maoyan Entertainment (A)(B)	9,000	10,073
Maxscend Microelectronics Company, Ltd., Class A	621	10,473
Mayinglong Pharmaceutical Group Company, Ltd., Class A	6,300	25,268
Meitu, Inc. (A)(B)	105,500	39,385
Meituan, Class B (A)(B)	14,330	248,696
Metallurgical Corp. of China, Ltd., H Shares	93,000	20,277
Midea Group Company, Ltd., Class A	9,900	74,737
Midea Real Estate Holding, Ltd. (B)	25,200	31,222
Ming Yang Smart Energy Group, Ltd., Class A	5,300	19,388
Minth Group, Ltd.	34,000	88,352
MLS Company, Ltd., Class A	9,400	12,488
Muyuan Foods Company, Ltd., Class A	4,109	29,293
Nanjing Hanrui Cobalt Company, Ltd., Class A	3,767	24,503
Nanjing Iron & Steel Company, Ltd., Class A	35,100	20,412
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	6,890	17,148
Nanjing Yunhai Special Metals Company, Ltd., Class A	6,100	22,451
NARI Technology Company, Ltd., Class A	6,120	23,156
NAURA Technology Group Company, Ltd., Class A	400	13,406
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	18

	Shares	Value
China (continued)
NetDragon Websoft Holdings, Ltd.	14,000	$31,865
NetEase, Inc.	36,700	570,335
NetEase, Inc., ADR	1,024	79,503
New Century Healthcare Holding Company, Ltd. (A)(B)	31,500	2,040
New China Life Insurance Company, Ltd., H Shares	20,800	50,410
New Hope Liuhe Company, Ltd., Class A (A)	12,100	22,991
Newland Digital Technology Company, Ltd., Class A	10,900	24,993
Ninestar Corp., Class A	2,900	22,531
Ningbo Huaxiang Electronic Company, Ltd., Class A	8,300	18,874
Ningbo Joyson Electronic Corp., Class A (A)	7,800	17,677
Ningbo Orient Wires & Cables Company, Ltd., Class A	2,000	15,851
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	774	8,040
Ningbo Tuopu Group Company, Ltd., Class A	2,200	21,218
Ningbo Zhoushan Port Company, Ltd., Class A	44,100	23,133
Ningxia Baofeng Energy Group Company, Ltd., Class A	17,400	39,624
NIO, Inc., ADR (A)	3,361	31,560
Noah Holdings, Ltd., ADR (A)	1,009	18,878
Northeast Securities Company, Ltd., Class A	21,275	20,970
NVC International Holdings, Ltd. (A)	168,000	1,953
Oppein Home Group, Inc., Class A	600	12,243
Opple Lighting Company, Ltd., Class A	5,700	15,878
ORG Technology Company, Ltd., Class A	28,627	21,719
Orient Securities Company, Ltd., H Shares (B)	29,200	16,153
Oriental Energy Company, Ltd., Class A	12,700	16,152
Ovctek China, Inc., Class A	900	4,462
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	20,000	16,088
PDD Holdings, Inc., ADR (A)	731	64,131
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	39,200	16,198
PetroChina Company, Ltd., H Shares	654,000	333,630
Pharmaron Beijing Company, Ltd., H Shares (B)	6,500	36,449
PhiChem Corp., Class A	7,000	19,436
PICC Property & Casualty Company, Ltd., H Shares	146,894	129,025
Ping An Bank Company, Ltd., Class A	29,400	58,286
Ping An Healthcare and Technology Company, Ltd. (A)(B)	16,700	38,271
Ping An Insurance Group Company of China, Ltd., H Shares	125,500	856,730
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	9,400	16,256
Poly Developments and Holdings Group Company, Ltd., Class A	10,800	23,491
Poly Property Services Company, Ltd., H Shares	7,000	42,448
Pop Mart International Group, Ltd. (B)	13,400	37,333
Postal Savings Bank of China Company, Ltd., H Shares (B)	164,000	98,532
Power Construction Corp. of China, Ltd., Class A	17,500	18,107
Proya Cosmetics Company, Ltd., Class A	980	25,773
19	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Q Technology Group Company, Ltd. (A)	42,000	$25,337
Qingdao Haier Biomedical Company, Ltd., Class A	1,837	19,077
Qingdao Sentury Tire Company, Ltd., Class A	4,300	20,174
Qingling Motors Company, Ltd., H Shares	34,000	4,415
Quectel Wireless Solutions Company, Ltd., Class A	990	16,520
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (B)	15,268	7,003
Redco Properties Group, Ltd. (A)(B)	46,000	7,682
Remegen Company, Ltd., H Shares (A)(B)	2,500	16,387
Rianlon Corp., Class A	3,200	23,591
Rongsheng Petrochemical Company, Ltd., Class A	17,000	33,107
SAIC Motor Corp., Ltd., Class A	6,500	14,076
Sailun Group Company, Ltd., Class A	9,200	14,736
Sanan Optoelectronics Company, Ltd., Class A	4,100	11,351
Sanquan Food Company, Ltd., Class A	7,100	17,764
Sansteel Minguang Company, Ltd., Class A	23,000	17,350
Sansure Biotech, Inc., Class A	3,253	11,118
Sany Heavy Equipment International Holdings Company, Ltd.	39,000	38,921
Sany Heavy Industry Company, Ltd., Class A	11,800	31,851
Satellite Chemical Company, Ltd., Class A	9,402	23,551
Seazen Group, Ltd. (A)	134,095	45,140
Seazen Holdings Company, Ltd., Class A (A)	5,600	15,783
S-Enjoy Service Group Company, Ltd. (A)	12,000	9,710
SF Holding Company, Ltd., Class A	7,500	58,167
SG Micro Corp., Class A	300	6,775
Shaanxi Coal Industry Company, Ltd., Class A	20,400	58,795
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	10,700	24,538
Shandong Bohui Paper Industrial Company, Ltd., Class A	20,300	24,812
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	6,700	19,762
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	19,376	6,231
Shandong Dongyue Organosilicon Material Company, Ltd., Class A	11,900	22,310
Shandong Gold Mining Company, Ltd., H Shares (B)	22,000	37,726
Shandong Head Group Company, Ltd., Class A	4,500	16,968
Shandong Hi-Speed Road & Bridge Company, Ltd., Class A	20,400	23,750
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	3,800	19,781
Shandong Humon Smelting Company, Ltd., Class A	12,100	19,731
Shandong Jincheng Pharmaceutical Group Company, Ltd., Class A	6,400	22,324
Shandong Linglong Tyre Company, Ltd., Class A	2,000	6,494
Shandong Molong Petroleum Machinery Company, Ltd., H Shares (A)	10,800	3,913
Shandong Nanshan Aluminum Company, Ltd., Class A	40,700	21,173
Shandong Pharmaceutical Glass Company, Ltd., Class A	3,900	16,534
Shandong Sun Paper Industry JSC, Ltd., Class A	12,200	22,691
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	20

	Shares	Value
China (continued)
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	47,200	$76,189
Shanghai AtHub Company, Ltd., Class A	5,600	25,151
Shanghai Bailian Group Company, Ltd., Class A	10,200	17,833
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	3,080	18,620
Shanghai Baolong Automotive Corp., Class A	2,500	16,471
Shanghai Baosight Software Company, Ltd., Class A	1,300	9,270
Shanghai Belling Company, Ltd., Class A	4,500	12,348
Shanghai Construction Group Company, Ltd., Class A	37,800	14,763
Shanghai Electric Group Company, Ltd., H Shares (A)	92,000	21,331
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	7,000	20,479
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares	7,000	28,723
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	11,666
Shanghai Fullhan Microelectronics Company, Ltd., Class A	3,100	27,402
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)	1,700	8,924
Shanghai International Port Group Company, Ltd., Class A	24,100	18,473
Shanghai Jahwa United Company, Ltd., Class A	3,300	15,436
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,000	26,820
Shanghai Kindly Medical Instruments Company, Ltd., H Shares	3,800	12,885
Shanghai Liangxin Electrical Company, Ltd., Class A	9,200	18,924
Shanghai M&G Stationery, Inc., Class A	1,400	10,930
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	21,400	37,739
Shanghai Pudong Development Bank Company, Ltd., Class A	34,500	35,693
Shanghai Putailai New Energy Technology Company, Ltd., Class A	1,800	13,032
Shanghai RAAS Blood Products Company, Ltd., Class A	25,700	22,956
Shanghai Waigaoqiao Free Trade Zone Group Company, Ltd., Class A	11,700	20,848
Shanghai Wanye Enterprises Company, Ltd., Class A	5,400	13,985
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	13,300	15,027
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	12,556	22,755
Shanxi Blue Flame Holding Company, Ltd., Class A	18,500	23,931
Shanxi Coking Coal Energy Group Company, Ltd., Class A	19,800	37,132
Shanxi Coking Company, Ltd., Class A	26,400	22,149
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	10,400	33,438
Shanxi Meijin Energy Company, Ltd., Class A	11,100	15,028
Shanxi Taigang Stainless Steel Company, Ltd., Class A	18,300	12,602
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	900	36,691
Shenghe Resources Holding Company, Ltd., Class A	10,400	24,009
Shengyi Technology Company, Ltd., Class A	6,200	16,195
Shennan Circuits Company, Ltd., Class A	1,800	20,684
Shenzhen Airport Company, Ltd., Class A	20,000	21,397
21	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Shenzhen Aisidi Company, Ltd., Class A	16,700	$22,527
Shenzhen Capchem Technology Company, Ltd., Class A	3,200	21,388
Shenzhen Desay Battery Technology Company, Class A	3,400	21,972
Shenzhen Dynanonic Company, Ltd., Class A	360	11,725
Shenzhen Energy Group Company, Ltd., Class A	25,100	22,520
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,800	12,283
Shenzhen Expressway Corp., Ltd., H Shares	20,000	17,962
Shenzhen Gas Corp., Ltd., Class A	18,500	19,063
Shenzhen H&T Intelligent Control Company, Ltd., Class A	8,000	18,907
Shenzhen Hepalink Pharmaceutical Group Company, Ltd., H Shares (B)	14,000	9,671
Shenzhen Huaqiang Industry Company, Ltd., Class A	12,100	21,908
Shenzhen Inovance Technology Company, Ltd., Class A	3,100	32,707
Shenzhen Jinjia Group Company, Ltd., Class A	15,600	17,347
Shenzhen Kaifa Technology Company, Ltd., Class A	9,800	17,626
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,720	13,585
Shenzhen Kedali Industry Company, Ltd., Class A	1,800	31,732
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	1,200	54,220
Shenzhen MTC Company, Ltd., Class A (A)	35,500	23,243
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	3,000	26,480
Shenzhen Overseas Chinese Town Company, Ltd., Class A	19,500	14,901
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	5,100	27,242
Shenzhen Senior Technology Material Company, Ltd., Class A	6,400	19,562
Shenzhen Sunlord Electronics Company, Ltd., Class A	5,400	19,805
Shenzhen Sunway Communication Company, Ltd., Class A	9,500	25,627
Shenzhen Tagen Group Company, Ltd., Class A	22,300	18,489
Shenzhen Topband Company, Ltd., Class A	13,300	25,062
Shenzhen Transsion Holdings Company, Ltd., Class A	1,025	11,912
Shenzhen Woer Heat-Shrinkable Material Company, Ltd., Class A	17,500	19,365
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	35,900	24,045
Shenzhou International Group Holdings, Ltd.	7,700	84,250
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	1,100	4,755
Shinghwa Advanced Material Group Company, Ltd., Class A	800	10,658
Shui On Land, Ltd.	244,567	30,233
Sichuan Development Lomon Company, Ltd., Class A (A)	12,800	20,925
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	7,800	32,425
Sichuan Road & Bridge Group Company, Ltd., Class A	11,900	21,791
Sichuan Swellfun Company, Ltd., Class A	1,200	14,317
Sieyuan Electric Company, Ltd., Class A	4,200	28,421
Sihuan Pharmaceutical Holdings Group, Ltd.	164,000	19,037
Silergy Corp.	3,000	56,448
Simcere Pharmaceutical Group, Ltd. (B)	17,000	22,113
Sino Wealth Electronic, Ltd., Class A	3,200	18,338
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	22

	Shares	Value
China (continued)
Sinofibers Technology Company, Ltd., Class A	2,900	$22,740
Sinoma International Engineering Company, Class A	18,000	24,353
Sinoma Science & Technology Company, Ltd., Class A	2,600	8,619
Sinomine Resource Group Company, Ltd., Class A	1,800	19,418
Sino-Ocean Group Holding, Ltd.	182,681	23,082
Sino-Ocean Service Holding, Ltd. (B)	29,500	9,948
Sinopec Engineering Group Company, Ltd., H Shares	82,500	41,333
Sinopec Oilfield Service Corp., H Shares (A)	174,000	13,730
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	188,000	32,361
Sinopharm Group Company, Ltd., H Shares	58,800	157,485
Sinosoft Company, Ltd., Class A	3,500	15,817
Sinotrans, Ltd., H Shares	114,574	35,054
Sinotruk Hong Kong, Ltd.	34,055	53,675
Skshu Paint Company, Ltd., Class A (A)	1,100	19,401
Smoore International Holdings, Ltd. (B)	79,000	97,946
SOHO China, Ltd. (A)	109,500	20,394
Songcheng Performance Development Company, Ltd., Class A	9,900	22,370
SooChow Securities Company, Ltd., Class A	9,900	10,041
Southwest Securities Company, Ltd., Class A	37,000	21,747
Sun King Technology Group, Ltd. (A)	54,000	12,739
Sunflower Pharmaceutical Group Company, Ltd., Class A	9,100	32,371
Sungrow Power Supply Company, Ltd., Class A	1,600	27,512
Suning.com Company, Ltd., Class A (A)	30,200	9,558
Sunny Optical Technology Group Company, Ltd.	18,600	211,516
Sunresin New Materials Company, Ltd., Class A	2,100	28,945
Sunwoda Electronic Company, Ltd., Class A	2,800	8,706
Suplet Power Company, Ltd., Class A	3,900	21,206
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,400	26,867
Suzhou TA&A Ultra Clean Technology Company, Ltd., Class A	2,000	16,537
SY Holdings Group, Ltd.	14,500	10,960
Taiji Computer Corp., Ltd., Class A	1,000	6,152
Tangshan Jidong Cement Company, Ltd., Class A	15,300	19,886
TangShan Port Group Company, Ltd., Class A	56,300	23,845
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	8,800	9,065
Tayho Advanced Materials Group Company, Ltd., Class A	8,300	31,800
TBEA Company, Ltd., Class A	13,100	40,698
TCL Technology Group Corp., Class A	51,500	32,912
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	7,100	44,573
Tech-Bank Food Company, Ltd., Class A (A)	23,600	20,654
Telling Telecommunication Holding Company, Ltd., Class A	13,500	21,903
Tencent Holdings, Ltd.	90,900	3,993,092
Tencent Music Entertainment Group, ADR (A)	11,162	84,161
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,427
23	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
The People’s Insurance Company Group of China, Ltd., H Shares	131,000	$41,418
Three’s Company Media Group Company, Ltd., Class A	2,100	31,785
Tian Di Science & Technology Company, Ltd., Class A	31,500	24,506
Tian Ge Interactive Holdings, Ltd. (B)	32,000	2,689
Tian Lun Gas Holdings, Ltd.	15,000	9,487
Tian Shan Development Holding, Ltd. (A)(D)	32,000	7,228
Tiande Chemical Holdings, Ltd.	48,000	14,684
Tiangong International Company, Ltd.	50,000	18,428
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	4,300	21,090
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	6,526
Tianma Microelectronics Company, Ltd., Class A	11,000	15,155
Tianneng Power International, Ltd.	36,700	47,082
Tianshui Huatian Technology Company, Ltd., Class A	20,000	27,577
Tibet Rhodiola Pharmaceutical Holding Company, Class A	4,000	30,538
Tibet Summit Resources Company, Ltd., Class A (A)	3,100	11,683
Tingyi Cayman Islands Holding Corp.	58,000	93,704
Titan Wind Energy Suzhou Company, Ltd., Class A	5,000	11,022
Tofflon Science & Technology Group Company, Ltd., Class A	6,100	24,760
Toly Bread Company, Ltd., Class A	6,860	17,424
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	13,644
Tongcheng Travel Holdings, Ltd. (A)	41,200	81,781
Tongdao Liepin Group (A)	4,400	7,275
TongFu Microelectronics Company, Ltd., Class A (A)	7,600	24,426
Tongkun Group Company, Ltd., Class A	6,000	14,134
Tongling Nonferrous Metals Group Company, Ltd., Class A	29,300	14,250
Tongwei Company, Ltd., Class A	8,700	52,548
Topchoice Medical Corp., Class A (A)	600	12,629
Topsports International Holdings, Ltd. (B)	93,000	81,344
Transfar Zhilian Company, Ltd., Class A	12,300	10,546
TravelSky Technology, Ltd., H Shares	31,500	62,178
Trigiant Group, Ltd. (A)	82,000	4,234
Trina Solar Company, Ltd., Class A	2,106	18,730
Trip.com Group, Ltd., ADR (A)	6,423	228,338
Triumph New Energy Company, Ltd., H Shares (A)	12,000	13,200
TRS Information Technology Corp., Ltd., Class A	11,500	40,050
Truking Technology, Ltd., Class A	9,200	21,900
Tsaker New Energy Tech Company, Ltd. (B)	22,500	3,874
Tsingtao Brewery Company, Ltd., H Shares	14,000	138,177
Tuniu Corp., ADR (A)	1,300	2,379
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,759	28,052
Uni-President China Holdings, Ltd.	95,600	83,820
Unisplendour Corp., Ltd., Class A	6,100	22,293
United Strength Power Holdings, Ltd.	11,000	9,066
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	24

	Shares	Value
China (continued)
Universal Scientific Industrial Shanghai Company, Ltd., Class A	9,300	$21,221
Valiant Company, Ltd., Class A	11,400	28,773
Vats Liquor Chain Store Management JSC, Ltd., Class A	3,800	18,130
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	6,000	10,451
Victory Giant Technology Huizhou Company, Ltd., Class A	8,100	20,226
Vipshop Holdings, Ltd., ADR (A)	16,685	248,440
Viva Biotech Holdings (A)(B)	93,000	18,746
VNET Group, Inc., ADR (A)	1,200	4,764
Walvax Biotechnology Company, Ltd., Class A	1,900	10,459
Wangneng Environment Company, Ltd., Class A	8,000	21,594
Wanguo International Mining Group, Ltd.	42,000	11,074
Wanhua Chemical Group Company, Ltd., Class A	4,800	72,138
Want Want China Holdings, Ltd.	145,000	91,221
Wanxiang Qianchao Company, Ltd., Class A	26,200	20,254
Weibo Corp., ADR (A)	2,088	43,180
Weibo Corp., Class A (A)	1,420	29,667
Weichai Power Company, Ltd., H Shares	47,600	70,650
Weiqiao Textile Company, H Shares	12,500	2,167
Wens Foodstuffs Group Company, Ltd., Class A	5,100	14,528
West China Cement, Ltd.	162,000	19,616
Will Semiconductor Company, Ltd., Class A	1,755	21,732
Wingtech Technology Company, Ltd., Class A	1,300	10,085
Wolong Electric Group Company, Ltd., Class A	11,800	23,027
Wuchan Zhongda Group Company, Ltd., Class A	20,600	14,514
Wuhan Dr Laser Technology Corp., Ltd., Class A	960	19,785
Wuhan Guide Infrared Company, Ltd., Class A	8,680	14,899
Wuhu Token Science Company, Ltd., Class A	16,200	15,378
Wuliangye Yibin Company, Ltd., Class A	6,000	176,339
WUS Printed Circuit Kunshan Company, Ltd., Class A	12,100	28,562
WuXi AppTec Company, Ltd., H Shares (B)	7,740	82,578
WuXi Biologics Cayman, Inc. (A)(B)	27,000	189,004
Wuxi NCE Power Company, Ltd., Class A	1,400	16,170
Wuxi Shangji Automation Company, Ltd., Class A	1,400	22,403
Wuxi Taiji Industry Company, Ltd., Class A	8,400	6,862
XCMG Construction Machinery Company, Ltd., Class A	18,900	19,320
Xiabuxiabu Catering Management China Holdings Company, Ltd. (B)	26,500	28,284
Xiamen Bank Company, Ltd., Class A	25,600	21,176
Xiamen Faratronic Company, Ltd., Class A	700	15,362
Xiamen Intretech, Inc., Class A	4,300	12,056
Xiamen ITG Group Corp., Ltd., Class A	19,400	24,043
Xiamen Kingdomway Group Company, Class A	4,500	15,521
Xiamen Tungsten Company, Ltd., Class A	5,100	16,816
Xiamen Xiangyu Company, Ltd., Class A	16,000	26,282
25	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Xi’an Triangle Defense Company, Ltd., Class A	3,000	$16,527
Xiaomi Corp., Class B (A)(B)	177,800	269,364
Xilinmen Furniture Company Ltd., Class A	4,200	21,610
Xinfengming Group Company, Ltd., Class A	9,300	17,337
Xingda International Holdings, Ltd.	47,899	10,010
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	17,176
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	25,498	23,000
Xinjiang Tianshan Cement Company, Ltd., Class A	15,100	21,187
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	65,000	10,204
Xinte Energy Company, Ltd., H Shares	20,800	45,855
Xinxing Ductile Iron Pipes Company, Ltd., Class A	28,300	16,667
Xinyangfeng Agricultural Technology Company, Ltd., Class A	7,600	13,516
Xinyi Energy Holdings, Ltd.	144,113	46,342
Xinyi Solar Holdings, Ltd.	98,127	104,925
Xinyu Iron & Steel Company, Ltd., Class A	22,200	14,594
Xtep International Holdings, Ltd.	63,804	72,171
Yadea Group Holdings, Ltd. (B)	48,000	103,017
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (B)	10,500	20,612
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,000	23,615
Yankuang Energy Group Company, Ltd., H Shares	52,000	156,850
Yantai Eddie Precision Machinery Company, Ltd., Class A	2,100	5,865
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	3,400	15,112
Yashili International Holdings, Ltd. (A)	114,000	16,573
Yealink Network Technology Corp., Ltd., Class A	1,000	9,597
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)	27,600	28,477
Yida China Holdings, Ltd. (A)	28,000	1,360
Yifan Pharmaceutical Company, Ltd., Class A (A)	11,500	22,357
Yifeng Pharmacy Chain Company, Ltd., Class A	2,700	23,528
Yihai International Holding, Ltd. (A)	20,000	58,225
Yintai Gold Company, Ltd., Class A	15,400	25,718
Yiren Digital, Ltd., ADR (A)	1,046	2,793
Yixintang Pharmaceutical Group Company, Ltd., Class A	4,100	20,618
YongXing Special Materials Technology Company, Ltd., Class A	900	11,888
Youngor Group Company, Ltd., Class A	24,900	23,614
Youngy Company, Ltd., Class A (A)	1,600	22,882
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
YTO Express Group Company, Ltd., Class A	6,700	17,527
Yum China Holdings, Inc.	4,800	282,384
Yum China Holdings, Inc. (New York Stock Exchange)	6,745	396,134
Yunda Holding Company, Ltd., Class A	6,300	11,570
Yunnan Aluminium Company, Ltd., Class A	7,000	13,427
Yunnan Baiyao Group Company, Ltd., Class A	1,120	9,176
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	26

	Shares	Value
China (continued)
Yunnan Copper Company, Ltd., Class A	8,600	$15,761
Yunnan Energy New Material Company, Ltd., Class A	1,900	34,342
Yunnan Tin Company, Ltd., Class A	6,000	13,365
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	800	35,609
Zhaojin Mining Industry Company, Ltd., H Shares (A)	38,000	39,904
Zhefu Holding Group Company, Ltd., Class A	19,600	11,804
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	19,700	12,472
Zhejiang China Commodities City Group Company, Ltd., Class A	35,200	26,881
Zhejiang Chint Electrics Company, Ltd., Class A	5,300	22,912
Zhejiang Communications Technology Company, Ltd.	25,900	22,246
Zhejiang Crystal-Optech Company, Ltd., Class A	11,700	21,767
Zhejiang Dahua Technology Company, Ltd., Class A	3,200	6,673
Zhejiang Dingli Machinery Company, Ltd., Class A	2,000	16,873
Zhejiang Expressway Company, Ltd., H Shares	42,000	33,874
Zhejiang Garden Bio-Chemical High-Tech Company, Ltd., Class A	9,200	19,797
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,200	11,056
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,400	19,117
Zhejiang Huayou Cobalt Company, Ltd., Class A	4,090	34,856
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	13,100	16,781
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	900	8,884
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	10,900	21,390
Zhejiang Jinke Tom Culture Industry Company, Ltd., Class A (A)	41,600	28,679
Zhejiang Longsheng Group Company, Ltd., Class A	10,700	15,928
Zhejiang Medicine Company, Ltd., Class A	11,700	21,855
Zhejiang Narada Power Source Company, Ltd., Class A (A)	10,100	37,859
Zhejiang NHU Company, Ltd., Class A	8,760	23,933
Zhejiang Orient Financial Holdings Group Company, Ltd., Class A	39,800	22,198
Zhejiang Orient Gene Biotech Company, Ltd., Class A	1,600	17,024
Zhejiang Qianjiang Motorcycle Company, Ltd., Class A (A)	6,000	22,595
Zhejiang Semir Garment Company, Ltd., Class A	18,564	16,284
Zhejiang Supor Company, Ltd., Class A	2,600	21,304
Zhejiang Tianyu Pharmaceutical Company, Ltd., Class A	2,700	9,961
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A (A)	21,700	20,775
Zhejiang Weiming Environment Protection Company, Ltd., Class A	5,000	14,133
Zhejiang Weixing New Building Materials Company, Ltd., Class A	4,000	14,780
Zhejiang Windey Company, Ltd., Class A	9,880	22,791
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A	3,700	28,089
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	12,800	24,348
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	7,280	17,526
Zhejiang Yinlun Machinery Company, Ltd., Class A	10,100	22,059
Zhejiang Yongtai Technology Company, Ltd., Class A	4,700	15,729
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	15,912
Zheshang Securities Company, Ltd., Class A	6,600	9,811
27	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	23,900	$68,814
Zhongjin Gold Corp., Ltd., Class A	8,100	10,172
Zhongsheng Group Holdings, Ltd.	25,500	127,378
Zhongtian Financial Group Company, Ltd., Class A (A)	101,900	18,479
Zhongyuan Bank Company, Ltd., H Shares (A)(B)	42,000	3,318
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	59,000	29,806
Zhuzhou CRRC Times Electric Company, Ltd.	7,900	35,999
Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,600	17,086
Zhuzhou Kibing Group Company, Ltd., Class A	7,200	11,354
Zibo Qixiang Tengda Chemical Company, Ltd., Class A (A)	4,760	4,933
Zijin Mining Group Company, Ltd., H Shares	147,384	223,045
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	34,433
ZTE Corp., H Shares	11,000	32,682
ZTO Express Cayman, Inc.	2,550	61,184
ZTO Express Cayman, Inc., ADR	2,612	62,845
Colombia 0.1%		157,081
Banco de Bogota SA (A)	776	4,005
Bancolombia SA	2,356	17,405
Celsia SA ESP	23,575	11,750
Cementos Argos SA	15,832	9,813
Corp. Financiera Colombiana SA (A)	4,632	10,009
Ecopetrol SA	66,214	36,763
Grupo Argos SA	8,087	16,143
Grupo de Inversiones Suramericana SA	1,251	9,422
Grupo Energia Bogota SA ESP	17,578	5,064
Grupo Nutresa SA	1,217	12,722
Interconexion Electrica SA ESP	5,293	18,746
Mineros SA	13,747	5,239
Cyprus 0.0%		12,901
ASBISc Enterprises PLC	2,323	12,901
Czech Republic 0.1%		216,889
CEZ AS	2,396	111,716
Komercni banka AS	1,609	54,202
Moneta Money Bank AS (B)	9,720	37,028
Philip Morris CR AS	18	13,943
Egypt 0.0%		37,594
Commercial International Bank Egypt SAE, GDR	25,345	37,594
Greece 0.4%		742,254
Aegean Airlines SA (A)	2,256	18,097
Alpha Services and Holdings SA (A)	23,649	37,003
Athens Water Supply & Sewage Company SA	1,181	8,860
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	28

	Shares	Value
Greece (continued)
Autohellas Tourist and Trading SA	2,183	$28,603
Bank of Greece	1,576	29,836
ElvalHalcor SA	6,076	11,381
Entersoft SA Software Development & Related Services Company	2,018	8,545
Eurobank Ergasias Services and Holdings SA (A)	60,452	92,668
FF Group (A)(D)	6,657	10,562
Fourlis Holdings SA	2,166	8,943
GEK Terna Holding Real Estate Construction SA (A)	3,076	38,676
Hellenic Exchanges - Athens Stock Exchange SA	1,960	9,087
Hellenic Telecommunications Organization SA	3,641	55,853
HELLENiQ ENERGY Holdings SA	3,154	27,889
Holding Company ADMIE IPTO SA	8,138	16,400
JUMBO SA	1,883	37,600
LAMDA Development SA (A)	2,618	18,045
Motor Oil Hellas Corinth Refineries SA	2,073	54,888
Mytilineos SA	1,151	31,054
National Bank of Greece SA (A)	4,476	25,044
OPAP SA	3,455	53,625
Piraeus Financial Holdings SA (A)	6,725	17,049
Piraeus Port Authority SA	458	8,970
Public Power Corp. SA (A)	1,977	17,341
Quest Holdings SA	1,482	8,171
Sarantis SA	1,766	13,684
Terna Energy SA	2,029	42,188
Thrace Plastics Holding and Company	2,689	12,192
Hong Kong 3.6%		6,183,681
AAG Energy Holdings, Ltd. (B)	72,000	15,834
Alibaba Health Information Technology, Ltd. (A)	24,000	17,185
Alibaba Pictures Group, Ltd. (A)	570,000	35,928
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
APT Satellite Holdings, Ltd.	70,000	22,745
Beijing Energy International Holding Company, Ltd. (A)	146,000	3,665
Beijing Enterprises Holdings, Ltd.	25,930	84,938
Beijing Enterprises Water Group, Ltd.	212,000	53,232
Beijing Tong Ren Tang Chinese Medicine Company, Ltd.	12,000	18,509
BOE Varitronix, Ltd.	15,000	33,239
Bosideng International Holdings, Ltd.	122,000	67,676
Brilliance China Automotive Holdings, Ltd.	170,000	85,044
C C Land Holdings, Ltd.	240,540	53,673
C&D International Investment Group, Ltd.	32,718	105,685
Canvest Environmental Protection Group Company, Ltd.	36,000	17,743
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd.	64,000	22,291
29	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Aircraft Leasing Group Holdings, Ltd.	12,000	$7,831
China Chengtong Development Group, Ltd.	158,000	2,157
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,093
China Education Group Holdings, Ltd.	48,000	55,128
China Everbright Environment Group, Ltd.	128,111	51,958
China Everbright Greentech, Ltd. (B)	31,000	7,077
China Everbright, Ltd.	51,000	36,542
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	14,968
China Foods, Ltd.	58,000	20,486
China Gas Holdings, Ltd.	116,600	163,050
China Glass Holdings, Ltd.	50,000	7,270
China High Precision Automation Group, Ltd. (A)(D)	74,000	8,768
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	10,335
China Jinmao Holdings Group, Ltd.	311,867	60,518
China Lumena New Materials Corp. (A)(D)	31,800	0
China Mengniu Dairy Company, Ltd. (A)	40,000	176,067
China Merchants Land, Ltd. (A)	86,000	6,026
China Merchants Port Holdings Company, Ltd.	54,292	76,107
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China New Town Development Company, Ltd. (A)	67,832	536
China Oil & Gas Group, Ltd. (A)	337,040	11,819
China Overseas Grand Oceans Group, Ltd.	121,509	47,270
China Overseas Land & Investment, Ltd.	102,500	254,455
China Overseas Property Holdings, Ltd.	50,667	59,123
China Power International Development, Ltd.	111,666	44,282
China Properties Group, Ltd. (A)(D)	19,000	904
China Resources Beer Holdings Company, Ltd.	29,981	221,802
China Resources Cement Holdings, Ltd.	133,518	71,843
China Resources Gas Group, Ltd.	38,000	160,348
China Resources Land, Ltd.	82,444	366,321
China Resources Power Holdings Company, Ltd.	40,882	83,478
China Ruyi Holdings, Ltd. (A)	204,000	50,698
China Shuifa Singyes Energy Holdings, Ltd.	78,000	9,652
China South City Holdings, Ltd. (A)	146,000	9,679
China Starch Holdings, Ltd.	345,000	10,937
China State Construction Development Holdings, Ltd.	38,000	9,787
China State Construction International Holdings, Ltd.	92,000	104,776
China Taiping Insurance Holdings Company, Ltd.	75,110	88,776
China Traditional Chinese Medicine Holdings Company, Ltd.	150,000	77,829
China Travel International Investment Hong Kong, Ltd. (A)	146,000	29,021
China Vered Financial Holding Corp., Ltd. (A)(D)	360,000	2,353
China Water Affairs Group, Ltd.	36,000	32,030
China Water Industry Group, Ltd. (A)	60,000	1,124
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	30

	Shares	Value
Hong Kong (continued)
CIMC Enric Holdings, Ltd.	34,000	$34,898
CITIC Resources Holdings, Ltd.	420,000	26,497
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	10,737
Comba Telecom Systems Holdings, Ltd.	62,000	10,991
Concord New Energy Group, Ltd.	420,000	40,149
Continental Aerospace Technologies Holding, Ltd. (A)	186,799	2,502
COSCO SHIPPING International Hong Kong Company, Ltd.	32,000	10,035
COSCO SHIPPING Ports, Ltd.	98,150	63,894
Crazy Sports Group, Ltd. (A)	186,000	5,529
CSSC Hong Kong Shipping Company, Ltd.	76,000	12,598
CWT International, Ltd. (A)	680,000	5,368
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	38,000	17,679
Essex Bio-technology, Ltd.	23,000	11,760
EVA Precision Industrial Holdings, Ltd.	146,000	21,194
Far East Horizon, Ltd.	94,000	83,150
Fullshare Holdings, Ltd. (A)	110,000	1,712
GCL New Energy Holdings, Ltd. (A)	26,913	3,539
GCL Technology Holdings, Ltd. (A)	309,000	79,572
Geely Automobile Holdings, Ltd.	150,000	194,877
Gemdale Properties & Investment Corp., Ltd.	288,000	22,792
Glorious Property Holdings, Ltd. (A)	516,000	4,676
Goldlion Holdings, Ltd.	122,000	20,971
Grand Pharmaceutical Group, Ltd.	56,000	31,857
Guangdong Investment, Ltd.	70,000	70,738
Health & Happiness H&H International Holdings, Ltd.	13,000	21,943
Hi Sun Technology China, Ltd. (A)	105,000	10,713
Hopson Development Holdings, Ltd.	45,254	46,185
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	30,031
Huabao International Holdings, Ltd.	23,000	11,532
Huanxi Media Group, Ltd. (A)	70,000	10,270
IMAX China Holding, Inc. (B)	7,300	8,550
Inspur Digital Enterprise Tech (A)	28,000	21,549
International Alliance Financial Leasing Company, Ltd. (A)(B)	13,000	29,339
Jinchuan Group International Resources Company, Ltd.	322,000	25,046
Joy City Property, Ltd. (A)	316,000	12,902
Joy Spreader Group, Inc. (A)	63,000	9,814
JS Global Lifestyle Company, Ltd. (B)	56,000	53,198
Ju Teng International Holdings, Ltd.	59,722	10,331
Kingboard Holdings, Ltd.	46,648	166,540
Kingboard Laminates Holdings, Ltd.	60,000	74,824
Kunlun Energy Company, Ltd.	234,000	187,491
Lee & Man Chemical Company, Ltd.	14,000	10,882
Lee & Man Paper Manufacturing, Ltd.	70,000	30,298
31	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Lifestyle China Group, Ltd. (A)	9,000	$1,182
LK Technology Holdings, Ltd.	19,250	25,949
LVGEM China Real Estate Investment Company, Ltd. (A)	32,000	6,622
Mingfa Group International Company, Ltd. (A)	995,000	46,326
Minmetals Land, Ltd.	126,000	7,569
Mobvista, Inc. (A)(B)	21,000	10,788
Nan Hai Corp., Ltd. (A)(D)	1,900,000	7,625
Nine Dragons Paper Holdings, Ltd.	96,000	78,228
Orient Overseas International, Ltd.	5,500	88,348
PAX Global Technology, Ltd.	50,000	43,726
Perennial Energy Holdings, Ltd.	20,000	2,422
Phoenix Media Investment Holdings, Ltd. (A)	76,000	3,247
Poly Property Group Company, Ltd.	164,870	39,553
Pou Sheng International Holdings, Ltd.	144,000	15,448
Prinx Chengshan Holdings, Ltd.	10,500	7,277
REXLot Holdings, Ltd. (A)(D)	2,065,304	1,934
Road King Infrastructure, Ltd.	9,000	4,456
Shandong Hi-Speed New Energy Group, Ltd. (A)	1,342,857	9,425
Shanghai Industrial Holdings, Ltd.	19,041	24,652
Shanghai Industrial Urban Development Group, Ltd.	115,349	8,674
Shenzhen International Holdings, Ltd.	85,083	73,949
Shenzhen Investment, Ltd.	149,175	27,228
Shimao Group Holdings, Ltd. (A)(D)	79,000	40,036
Shoucheng Holdings, Ltd.	81,600	17,064
Shougang Fushan Resources Group, Ltd.	145,268	46,665
Silver Grant International Holdings Group, Ltd. (A)	72,334	2,772
Sino Biopharmaceutical, Ltd.	207,750	107,260
Sinofert Holdings, Ltd. (A)	118,000	14,288
Sinolink Worldwide Holdings, Ltd. (A)	576,000	11,808
Sinopec Kantons Holdings, Ltd.	62,000	21,349
Skyworth Group, Ltd.	75,885	41,632
SMI Holdings Group, Ltd. (A)(D)	228,889	14,580
SSY Group, Ltd.	80,733	48,409
Sun Art Retail Group, Ltd.	111,000	40,317
Symphony Holdings, Ltd.	170,000	17,981
TCL Electronics Holdings, Ltd. (A)	39,600	17,114
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,812
The Wharf Holdings, Ltd.	18,000	39,857
Tian An China Investment Company, Ltd.	202,000	104,037
Tianjin Port Development Holdings, Ltd.	154,000	11,780
Tibet Water Resources, Ltd. (A)	149,000	8,175
Towngas Smart Energy Company, Ltd. (A)	46,985	23,774
Truly International Holdings, Ltd.	101,000	14,169
United Energy Group, Ltd.	462,000	42,403
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	32

	Shares	Value
Hong Kong (continued)
Vinda International Holdings, Ltd.	26,000	$71,613
Wasion Holdings, Ltd.	32,000	11,343
Yuexiu Property Company, Ltd.	79,503	117,088
Yuexiu Transport Infrastructure, Ltd.	36,000	20,313
Zhongyu Energy Holdings, Ltd.	20,006	13,922
Zhuguang Holdings Group Company, Ltd. (A)	60,000	6,728
Hungary 0.2%		260,396
Magyar Telekom Telecommunications PLC	15,420	16,844
MOL Hungarian Oil & Gas PLC	16,903	128,356
OTP Bank NYRT	2,160	65,433
Richter Gedeon NYRT	2,374	49,763
India 14.8%		25,430,290
360 ONE WAM, Ltd.	1,669	35,082
3i Infotech, Ltd. (A)	19,757	7,651
3M India, Ltd.	53	14,610
Aarti Drugs, Ltd.	1,658	7,374
Aarti Industries, Ltd.	4,856	31,106
Aarti Pharmalabs, Ltd. (A)	1,214	4,420
Aavas Financiers, Ltd. (A)	1,323	29,287
ABB India, Ltd.	360	13,991
Abbott India, Ltd.	167	40,753
ACC, Ltd.	1,699	35,529
Action Construction Equipment, Ltd.	5,008	20,986
Adani Enterprises, Ltd.	959	15,894
Adani Green Energy, Ltd. (A)	2,176	12,743
Adani Ports & Special Economic Zone, Ltd.	8,372	59,760
Adani Power, Ltd. (A)	5,478	9,676
Adani Total Gas, Ltd.	2,852	23,378
Adani Transmission, Ltd. (A)	4,394	34,095
ADF Foods, Ltd.	526	4,654
Aditya Birla Capital, Ltd. (A)	27,085	47,762
Advanced Enzyme Technologies, Ltd.	4,002	13,387
Aegis Logistics, Ltd.	7,126	31,540
Affle India, Ltd. (A)	994	12,421
Ahluwalia Contracts India, Ltd.	1,486	8,221
AIA Engineering, Ltd.	1,590	50,934
Ajanta Pharma, Ltd.	1,365	19,458
Akzo Nobel India, Ltd.	703	18,241
Alembic Pharmaceuticals, Ltd.	4,003	24,971
Alkem Laboratories, Ltd.	727	28,001
Alkyl Amines Chemicals	763	23,014
Allcargo Logistics, Ltd.	2,220	9,940
Alok Industries, Ltd. (A)	29,078	4,325
33	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Amara Raja Batteries, Ltd.	5,069	$34,171
Amber Enterprises India, Ltd. (A)	386	8,831
Ambuja Cements, Ltd.	10,422	43,110
Anant Raj, Ltd.	12,879	16,219
Angel One, Ltd.	1,012	12,458
Apar Industries, Ltd.	1,016	28,490
APL Apollo Tubes, Ltd.	4,314	63,134
Apollo Hospitals Enterprise, Ltd.	2,009	106,435
Apollo Tyres, Ltd.	15,576	59,204
Arvind Fashions, Ltd. (A)	10,714	35,861
Arvind, Ltd. (A)	13,022	13,025
Asahi India Glass, Ltd.	4,311	25,263
Ashok Leyland, Ltd.	30,251	53,144
Ashoka Buildcon, Ltd. (A)	9,141	8,230
Asian Paints, Ltd.	5,668	194,015
Astec Lifesciences, Ltd.	479	7,856
Aster DM Healthcare, Ltd. (A)(B)	5,256	13,948
Astra Microwave Products, Ltd.	2,653	8,362
Astral, Ltd.	1,570	35,871
Atul, Ltd.	438	37,307
AU Small Finance Bank, Ltd. (B)	5,647	40,469
Aurobindo Pharma, Ltd.	12,432	69,281
Avanti Feeds, Ltd.	3,600	15,929
Avenue Supermarts, Ltd. (A)(B)	1,327	55,137
Axis Bank, Ltd.	46,026	469,914
Axis Bank, Ltd., GDR	309	15,645
Bajaj Auto, Ltd.	1,866	82,304
Bajaj Consumer Care, Ltd.	5,535	10,912
Bajaj Finance, Ltd.	3,642	268,924
Bajaj Finserv, Ltd.	5,181	83,559
Bajaj Holdings & Investment, Ltd.	498	38,417
Balaji Amines, Ltd.	207	5,530
Balkrishna Industries, Ltd.	1,998	48,478
Balmer Lawrie & Company, Ltd.	6,237	8,614
Balrampur Chini Mills, Ltd.	6,172	26,641
Bandhan Bank, Ltd. (A)(B)	12,034	33,531
Bank of Baroda	17,311	33,107
Bank of India	16,723	14,346
Bank of Maharashtra	86,877	26,879
Bannari Amman Sugars, Ltd.	62	2,062
BASF India, Ltd.	543	15,040
Bata India, Ltd.	1,199	20,376
Bayer CropScience, Ltd.	329	16,851
BEML Land Assets, Ltd. (A)(D)	785	3,560
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	34

	Shares	Value
India (continued)
BEML, Ltd.	785	$11,733
Berger Paints India, Ltd.	5,244	36,878
Bharat Dynamics, Ltd.	1,202	13,552
Bharat Electronics, Ltd.	89,493	102,451
Bharat Forge, Ltd.	7,196	70,832
Bharat Heavy Electricals, Ltd.	35,750	30,070
Bharat Petroleum Corp., Ltd.	15,189	58,135
Bharat Rasayan, Ltd.	84	8,836
Bharti Airtel, Ltd.	49,113	441,694
Biocon, Ltd.	7,884	21,873
Birla Corp., Ltd.	940	9,885
Birlasoft, Ltd.	6,385	21,242
Blue Dart Express, Ltd.	317	23,802
Blue Star, Ltd.	1,883	32,774
Bombay Burmah Trading Company	1,501	16,085
Borosil Renewables, Ltd. (A)	1,436	8,229
Bosch, Ltd.	149	32,457
Brigade Enterprises, Ltd.	5,586	32,439
Brightcom Group, Ltd.	55,682	15,462
Britannia Industries, Ltd.	1,934	104,494
BSE, Ltd.	4,053	21,675
Camlin Fine Sciences, Ltd. (A)	12,266	20,664
Can Fin Homes, Ltd.	3,284	22,628
Canara Bank	12,044	40,622
Capacit’e Infraprojects, Ltd. (A)	2,705	4,036
Caplin Point Laboratories, Ltd.	742	5,855
Carborundum Universal, Ltd.	4,213	50,028
Care Ratings, Ltd.	1,862	14,520
Castrol India, Ltd.	18,453	25,641
CCL Products India, Ltd.	3,414	22,660
Ceat, Ltd.	1,368	22,917
Central Bank of India (A)	65,876	20,543
Central Depository Services India, Ltd.	1,657	19,920
Century Enka, Ltd.	2,505	10,658
Century Plyboards India, Ltd.	2,506	15,291
Century Textiles & Industries, Ltd.	1,858	13,714
Cera Sanitaryware, Ltd.	172	13,563
CESC, Ltd.	16,270	13,652
CG Power & Industrial Solutions, Ltd. (A)	13,946	51,018
Chambal Fertilizers & Chemicals, Ltd.	8,291	27,509
Chennai Petroleum Corp., Ltd.	3,148	8,538
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	7,385
Cholamandalam Financial Holdings, Ltd.	5,111	35,728
Cholamandalam Investment and Finance Company, Ltd.	9,090	83,176
35	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Cipla, Ltd.	9,577	$104,857
City Union Bank, Ltd.	16,091	26,935
Coal India, Ltd.	26,598	69,064
Cochin Shipyard, Ltd. (B)	2,563	14,039
Coforge, Ltd.	1,305	67,660
Colgate-Palmolive India, Ltd.	2,924	52,252
Computer Age Management Services, Ltd.	1,327	36,094
Confidence Petroleum India, Ltd.	23,930	17,491
Container Corp. of India, Ltd.	6,518	46,561
Coromandel International, Ltd.	6,243	68,248
Cosmo First, Ltd. (A)	742	5,733
CreditAccess Grameen, Ltd. (A)	2,168	25,343
CRISIL, Ltd.	519	21,476
Crompton Greaves Consumer Electricals, Ltd.	21,222	77,719
CSB Bank, Ltd. (A)	7,509	20,837
Cummins India, Ltd.	2,657	50,338
Cyient, Ltd.	3,035	34,670
Dabur India, Ltd.	7,764	50,063
Dalmia Bharat, Ltd.	1,999	44,127
DCB Bank, Ltd.	11,434	15,310
DCM Shriram, Ltd.	1,679	16,525
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	22,588
Deepak Nitrite, Ltd.	2,659	57,841
Delta Corp., Ltd.	8,433	19,158
DEN Networks, Ltd. (A)	139	51
Dhampur Bio Organics, Ltd. (A)	2,251	4,005
Dhampur Sugar Mills, Ltd.	2,251	5,660
Dhani Services, Ltd. (A)	12,484	4,638
Dhanuka Agritech, Ltd.	1,093	8,735
Dilip Buildcon, Ltd. (B)	2,723	6,433
Dish TV India, Ltd. (A)	101,439	17,036
Dishman Carbogen Amcis, Ltd. (A)	1,354	1,912
Divi’s Laboratories, Ltd.	3,393	116,269
Dixon Technologies India, Ltd.	932	32,552
DLF, Ltd.	6,985	29,681
Dr. Lal PathLabs, Ltd. (B)	935	22,198
Dr. Reddy’s Laboratories, Ltd.	2,762	143,855
Dr. Reddy’s Laboratories, Ltd., ADR	1,343	70,172
DRC Systems India, Ltd. (A)	40	14
Dwarikesh Sugar Industries, Ltd.	18,987	18,901
eClerx Services, Ltd.	1,896	31,851
Edelweiss Financial Services, Ltd.	26,662	20,587
Eicher Motors, Ltd.	2,132	79,992
EID Parry India, Ltd.	5,725	34,549
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	36

	Shares	Value
India (continued)
EIH, Ltd. (A)	9,617	$18,236
Electrosteel Castings, Ltd.	19,684	8,046
Elgi Equipments, Ltd.	5,316	29,681
Emami, Ltd.	11,193	54,907
Endurance Technologies, Ltd. (B)	1,718	25,904
Engineers India, Ltd.	20,066	17,429
EPL, Ltd.	5,314	10,397
Equitas Small Finance Bank, Ltd. (A)(B)	22,252	19,562
Eris Lifesciences, Ltd. (B)	1,141	8,734
ESAB India, Ltd.	249	11,259
Escorts Kubota, Ltd.	704	17,876
Eveready Industries India, Ltd. (A)	2,379	9,029
Everest Industries, Ltd.	1,241	10,839
Excel Industries, Ltd.	997	10,970
Exide Industries, Ltd. (A)	19,965	42,462
FDC, Ltd. (A)	3,870	12,396
Federal Bank, Ltd.	65,594	101,909
Filatex India, Ltd.	28,608	13,330
Fine Organic Industries, Ltd.	295	16,580
Finolex Cables, Ltd.	1,481	12,603
Finolex Industries, Ltd.	17,885	36,424
Firstsource Solutions, Ltd.	26,321	35,782
Fortis Healthcare, Ltd. (A)	13,636	44,432
GAIL India, Ltd.	95,624	118,877
Galaxy Surfactants, Ltd.	192	5,514
Garware Technical Fibres, Ltd.	570	20,332
Gateway Distriparks, Ltd.	11,344	8,145
GE T&D India, Ltd. (A)	2,788	3,369
General Insurance Corp. of India (B)	9,210	16,186
GHCL, Ltd.	3,822	23,879
Gillette India, Ltd.	409	22,756
GlaxoSmithKline Pharmaceuticals, Ltd.	911	14,810
Glenmark Pharmaceuticals, Ltd.	6,753	35,081
GMM Pfaudler, Ltd.	938	18,605
GMR Airports Infrastructure, Ltd. (A)	68,540	31,486
Godawari Power & Ispat, Ltd.	1,530	6,303
Godfrey Phillips India, Ltd.	824	17,706
Godrej Agrovet, Ltd. (B)	1,484	7,840
Godrej Consumer Products, Ltd. (A)	5,090	56,875
Godrej Industries, Ltd. (A)	1,720	8,731
Godrej Properties, Ltd. (A)	2,069	27,627
Granules India, Ltd.	10,367	35,367
Graphite India, Ltd.	3,367	11,751
Grasim Industries, Ltd.	4,679	88,827
37	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Greaves Cotton, Ltd.	10,536	$16,351
Greenlam Industries, Ltd.	913	3,376
Greenpanel Industries, Ltd.	2,085	7,082
Greenply Industries, Ltd.	3,816	6,269
Grindwell Norton, Ltd.	1,284	27,861
Gujarat Alkalies & Chemicals, Ltd.	2,634	19,762
Gujarat Ambuja Exports, Ltd.	9,856	27,302
Gujarat Fluorochemicals, Ltd.	595	22,829
Gujarat Gas, Ltd.	4,540	27,722
Gujarat Mineral Development Corp., Ltd.	12,126	19,558
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	6,514	41,478
Gujarat Pipavav Port, Ltd.	8,466	10,824
Gujarat State Fertilizers & Chemicals, Ltd.	6,340	9,596
Gujarat State Petronet, Ltd.	18,051	61,769
Gulf Oil Lubricants India, Ltd.	1,134	5,691
Happiest Minds Technologies, Ltd.	1,755	18,084
Hatsun Agro Product, Ltd.	2,985	32,621
Havells India, Ltd.	3,347	48,509
HBL Power Systems, Ltd.	13,697	16,511
HCL Technologies, Ltd.	20,743	271,959
HDFC Asset Management Company, Ltd. (B)	2,833	61,921
HDFC Bank, Ltd.	40,076	776,734
HDFC Life Insurance Company, Ltd. (B)	5,636	33,307
HEG, Ltd.	690	8,045
HeidelbergCement India, Ltd.	5,347	11,128
Heritage Foods, Ltd.	2,446	4,230
Hero MotoCorp, Ltd.	3,824	112,102
HFCL, Ltd.	27,725	21,457
Hikal, Ltd.	4,873	17,675
HIL, Ltd.	253	6,941
Himadri Speciality Chemical, Ltd.	8,292	8,466
Hindalco Industries, Ltd.	43,468	209,820
Hinduja Global Solutions, Ltd.	1,920	30,273
Hindustan Aeronautics, Ltd.	1,685	52,480
Hindustan Construction Company, Ltd. (A)	62,155	10,477
Hindustan Copper, Ltd.	7,650	9,000
Hindustan Petroleum Corp., Ltd.	16,548	43,153
Hindustan Unilever, Ltd.	7,143	212,230
Hitachi Energy India, Ltd.	187	7,627
Hle Glascoat, Ltd.	1,545	9,687
Honeywell Automation India, Ltd.	22	9,164
Housing Development Finance Corp., Ltd.	11,838	373,264
I G Petrochemicals, Ltd.	1,432	6,942
ICICI Bank, Ltd.	56,831	587,374
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	38

	Shares	Value
India (continued)
ICICI Bank, Ltd., ADR	1,674	$34,618
ICICI Lombard General Insurance Company, Ltd. (B)	3,370	45,025
ICICI Prudential Life Insurance Company, Ltd. (B)	4,759	23,514
ICICI Securities, Ltd. (B)	5,018	28,099
ICRA, Ltd.	286	15,322
IDFC First Bank, Ltd. (A)	79,973	53,336
IDFC, Ltd.	60,709	55,766
IIFL Finance, Ltd.	11,461	59,815
IIFL Securities, Ltd.	25,293	16,506
India Glycols, Ltd.	1,050	7,360
Indiabulls Housing Finance, Ltd. (A)	11,122	13,545
Indiabulls Real Estate, Ltd. (A)	22,443	15,610
Indian Bank	7,502	23,481
Indian Energy Exchange, Ltd. (B)	15,714	27,497
Indian Oil Corp., Ltd.	37,365	34,354
Indian Overseas Bank (A)	89,244	26,317
Indian Railway Catering & Tourism Corp., Ltd.	3,902	28,708
Indian Railway Finance Corp., Ltd. (B)	58,425	18,932
Indo Count Industries, Ltd.	5,802	9,050
Indoco Remedies, Ltd.	2,184	9,488
Indraprastha Gas, Ltd.	4,812	25,506
Indus Towers, Ltd.	32,262	67,263
IndusInd Bank, Ltd.	6,959	90,550
Infibeam Avenues, Ltd. (A)	7,848	1,503
Info Edge India, Ltd.	979	41,349
Infosys, Ltd.	73,723	1,326,458
Ingersoll Rand India, Ltd.	449	11,835
Inox Leisure, Ltd. (A)	3,629	19,974
Intellect Design Arena, Ltd.	4,460	24,259
InterGlobe Aviation, Ltd. (A)(B)	1,258	28,220
IOL Chemicals and Pharmaceuticals, Ltd.	2,378	8,218
Ipca Laboratories, Ltd.	5,746	55,927
IRB Infrastructure Developers, Ltd.	79,840	28,118
ISGEC Heavy Engineering, Ltd.	1,756	9,380
ITC, Ltd.	68,673	312,618
ITI, Ltd. (A)	7,849	8,999
Jaiprakash Power Ventures, Ltd. (A)	246,265	19,781
Jamna Auto Industries, Ltd.	8,736	10,714
JB Chemicals & Pharmaceuticals, Ltd.	1,561	36,802
Jindal Poly Films, Ltd.	849	6,031
Jindal Saw, Ltd.	11,500	20,800
Jindal Stainless Hisar, Ltd. (A)	8,000	47,738
Jindal Stainless, Ltd. (A)	16,249	52,453
Jindal Steel & Power, Ltd.	18,798	124,934
39	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
JK Cement, Ltd.	1,185	$39,604
JK Lakshmi Cement, Ltd.	1,846	14,948
JK Paper, Ltd.	7,345	34,651
JK Tyre & Industries, Ltd.	5,594	10,005
JM Financial, Ltd.	20,631	16,264
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	126	1,781
JSW Energy, Ltd.	17,680	50,132
JSW Steel, Ltd.	23,642	190,813
Jubilant Foodworks, Ltd.	10,770	57,651
Jubilant Ingrevia, Ltd.	4,911	27,145
Jubilant Pharmova, Ltd.	4,250	15,743
Jyothy Labs, Ltd.	3,881	9,244
Kajaria Ceramics, Ltd.	3,087	39,924
Kalpataru Power Transmission, Ltd.	4,585	29,111
Kansai Nerolac Paints, Ltd.	4,709	22,807
Kaveri Seed Company, Ltd.	1,406	8,739
KEC International, Ltd.	5,101	27,929
KEI Industries, Ltd.	2,534	49,424
Kennametal India, Ltd.	385	9,401
Kesoram Industries, Ltd. (A)	22,225	15,349
Kirloskar Ferrous Industries, Ltd.	3,950	20,679
Kirloskar Oil Engines, Ltd.	5,185	19,618
KNR Constructions, Ltd.	10,900	33,662
Kotak Mahindra Bank, Ltd.	11,735	245,573
KPIT Technologies, Ltd.	7,331	73,154
KPR Mill, Ltd.	6,264	43,579
KRBL, Ltd.	3,905	16,007
KSB, Ltd.	308	7,147
L&T Finance Holdings, Ltd.	29,921	31,779
L&T Technology Services, Ltd. (B)	854	38,055
Lakshmi Machine Works, Ltd.	116	15,144
Larsen & Toubro, Ltd.	8,738	222,567
Laurus Labs, Ltd. (B)	11,341	43,044
Lemon Tree Hotels, Ltd. (A)(B)	16,559	15,708
LG Balakrishnan & Bros, Ltd.	1,069	8,791
LIC Housing Finance, Ltd.	15,156	64,269
Linde India, Ltd.	720	32,332
LT Foods, Ltd.	10,845	12,745
LTIMindtree, Ltd. (B)	1,967	111,790
Lumax Auto Technologies, Ltd.	3,419	10,949
Lupin, Ltd.	6,993	55,636
LUX Industries, Ltd. (A)	400	6,163
Mahanagar Gas, Ltd.	2,409	26,027
Maharashtra Seamless, Ltd.	2,618	9,628
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	40

	Shares	Value
India (continued)
Mahindra & Mahindra Financial Services, Ltd.	31,685	$96,406
Mahindra & Mahindra, Ltd.	22,255	343,006
Mahindra CIE Automotive, Ltd.	8,328	42,702
Mahindra Holidays & Resorts India, Ltd. (A)	3,229	10,633
Mahindra Lifespace Developers, Ltd.	3,324	14,866
Mahindra Logistics, Ltd. (B)	2,513	11,341
Maithan Alloys, Ltd.	893	9,810
Manappuram Finance, Ltd.	27,016	33,629
Mangalam Cement, Ltd.	2,535	7,910
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	10,033
Marico, Ltd.	12,811	76,351
Marksans Pharma, Ltd.	20,609	16,860
Maruti Suzuki India, Ltd.	448	46,849
MAS Financial Services, Ltd. (B)	338	3,318
Mastek, Ltd.	812	16,131
Max Financial Services, Ltd. (A)	1,846	15,353
Max Healthcare Institute, Ltd. (A)	5,915	30,961
Mayur Uniquoters, Ltd.	1,222	7,174
Meghmani Finechem, Ltd.	811	10,187
Meghmani Organics, Ltd.	8,623	9,625
Metropolis Healthcare, Ltd. (B)	608	9,613
Minda Corp., Ltd.	8,375	19,533
Mirza International, Ltd. (A)	4,058	13,629
MOIL, Ltd.	4,627	8,409
Monte Carlo Fashions, Ltd.	1,305	8,960
Motherson Sumi Wiring India, Ltd.	37,832	22,647
Motilal Oswal Financial Services, Ltd.	2,377	17,169
Mphasis, Ltd.	2,590	64,179
MRF, Ltd.	35	35,964
Multi Commodity Exchange of India, Ltd.	573	9,708
Muthoot Finance, Ltd.	4,445	52,281
Narayana Hrudayalaya, Ltd.	3,215	29,082
Natco Pharma, Ltd.	2,708	17,679
National Aluminium Company, Ltd.	41,880	39,654
Nava, Ltd.	3,801	10,656
Navin Fluorine International, Ltd.	885	44,145
Navneet Education, Ltd.	6,879	8,193
NBCC India, Ltd.	20,368	8,172
NCC, Ltd.	22,228	24,029
NESCO, Ltd.	1,774	11,212
Nestle India, Ltd.	671	151,149
Neuland Laboratories, Ltd.	633	12,083
NHPC, Ltd.	49,668	23,879
NIIT, Ltd. (A)	4,498	17,138
41	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Nippon Life India Asset Management, Ltd. (B)	4,760	$12,729
NLC India, Ltd.	11,055	10,544
NMDC Steel, Ltd. (A)	25,624	10,368
NMDC, Ltd.	25,624	34,342
NOCIL, Ltd.	4,078	10,835
NTPC, Ltd.	53,645	110,323
Oberoi Realty, Ltd.	2,438	25,133
Oil & Natural Gas Corp., Ltd.	33,290	61,062
Oil India, Ltd.	11,025	32,804
Omaxe, Ltd. (A)	3,052	2,107
Oracle Financial Services Software, Ltd.	1,326	50,588
Orient Cement, Ltd.	11,602	15,648
Orient Electric, Ltd.	5,114	16,694
Page Industries, Ltd.	144	66,059
Paisalo Digital, Ltd.	12,720	9,002
Parag Milk Foods, Ltd. (A)(B)	3,025	2,886
PCBL, Ltd.	12,844	18,330
Persistent Systems, Ltd.	1,417	81,754
Petronet LNG, Ltd.	31,783	85,273
Pfizer, Ltd.	613	28,037
PI Industries, Ltd.	1,410	52,746
Pidilite Industries, Ltd.	1,910	52,997
Piramal Enterprises, Ltd.	4,632	43,128
Piramal Pharma, Ltd. (A)	10,576	10,097
PNB Housing Finance, Ltd. (A)(B)	3,296	24,034
PNC Infratech, Ltd.	3,706	12,304
Poly Medicure, Ltd.	1,086	12,276
Polycab India, Ltd.	1,510	56,391
Polyplex Corp., Ltd.	1,121	18,558
Power Finance Corp., Ltd.	52,704	92,245
Power Grid Corp. of India, Ltd.	46,280	124,182
Praj Industries, Ltd.	5,641	24,201
Prakash Industries, Ltd. (A)	13,616	8,951
Prestige Estates Projects, Ltd.	5,735	28,180
Pricol, Ltd. (A)	11,959	27,094
Prince Pipes & Fittings, Ltd.	1,195	7,976
Prism Johnson, Ltd. (A)	8,573	10,854
Privi Speciality Chemicals, Ltd.	266	3,035
Procter & Gamble Health, Ltd.	219	12,381
Procter & Gamble Hygiene & Health Care, Ltd.	209	34,788
PTC India, Ltd.	18,544	19,832
Punjab National Bank	48,156	28,110
PVR, Ltd. (A)	1,710	31,410
Quess Corp., Ltd. (B)	3,110	13,273
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	42

	Shares	Value
India (continued)
Radico Khaitan, Ltd.	2,854	$39,811
Rain Industries, Ltd.	8,295	15,365
Rajesh Exports, Ltd.	2,147	16,859
Rallis India, Ltd.	4,796	11,413
Ramkrishna Forgings, Ltd.	7,199	22,472
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	14,428
Ratnamani Metals & Tubes, Ltd.	1,132	30,121
Raymond, Ltd.	2,169	33,414
RBL Bank, Ltd. (A)(B)	17,612	33,088
REC, Ltd.	67,596	93,565
Redington, Ltd.	35,936	74,013
Relaxo Footwears, Ltd.	1,337	12,606
Reliance Industrial Infrastructure, Ltd.	1,517	14,730
Reliance Industries, Ltd.	31,757	889,727
Reliance Infrastructure, Ltd. (A)	6,026	9,547
Reliance Power, Ltd. (A)	134,173	15,897
Repco Home Finance, Ltd.	3,673	8,566
Rhi Magnesita India, Ltd.	1,053	8,147
RITES, Ltd.	3,309	13,034
RSWM, Ltd.	5,936	11,234
Safari Industries India, Ltd.	736	18,331
Samvardhana Motherson International, Ltd.	76,436	73,860
Sanofi India, Ltd.	330	23,103
Sarda Energy & Minerals, Ltd.	670	8,757
Saregama India, Ltd.	2,286	9,122
SBI Cards & Payment Services, Ltd.	4,759	43,197
SBI Life Insurance Company, Ltd. (B)	4,365	58,888
Schaeffler India, Ltd.	1,580	57,120
Sequent Scientific, Ltd. (A)	6,725	5,039
SH Kelkar & Company, Ltd. (B)	2,917	3,986
Sharda Cropchem, Ltd.	1,304	7,424
Sheela Foam, Ltd. (A)	1,064	15,052
Shilpa Medicare, Ltd.	1,871	5,811
Shipping Corp. of India, Ltd.	15,670	22,587
Shoppers Stop, Ltd. (A)	2,741	21,388
Shree Cement, Ltd.	176	54,840
Shree Renuka Sugars, Ltd. (A)	35,331	18,695
Shriram Finance, Ltd.	8,366	122,302
Siemens, Ltd.	1,221	47,885
SIS, Ltd. (A)	2,444	10,580
Siyaram Silk Mills, Ltd.	2,626	14,437
SKF India, Ltd.	758	40,856
Sobha, Ltd.	2,447	17,101
Solar Industries India, Ltd.	775	36,542
43	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Somany Ceramics, Ltd.	1,288	$8,271
Sonata Software, Ltd.	3,489	30,621
SRF, Ltd.	5,507	144,206
State Bank of India	21,389	135,031
State Bank of India, GDR	1,310	82,149
Steel Authority of India, Ltd.	52,427	52,513
Sterlite Technologies, Ltd.	5,984	11,525
Strides Pharma Science, Ltd. (A)	1,444	5,238
Styrenix Performance Materials, Ltd.	1,775	16,203
Subex, Ltd. (A)	34,640	11,990
Sudarshan Chemical Industries, Ltd.	1,793	8,062
Sumitomo Chemical India, Ltd.	2,769	15,092
Sun Pharmaceutical Industries, Ltd.	11,633	134,787
Sun TV Network, Ltd.	6,993	36,384
Sundaram Finance Holdings, Ltd.	10,043	10,015
Sundaram Finance, Ltd.	2,061	57,067
Sundaram-Clayton, Ltd.	333	19,515
Sundram Fasteners, Ltd.	4,560	54,085
Sunteck Realty, Ltd.	3,702	13,423
Suprajit Engineering, Ltd.	1,533	6,528
Supreme Industries, Ltd.	1,626	54,410
Supreme Petrochem, Ltd.	3,930	17,650
Surya Roshni, Ltd.	1,320	10,613
Suven Pharmaceuticals, Ltd.	3,709	21,483
Suzlon Energy, Ltd. (A)	170,834	17,028
Symphony, Ltd.	1,058	15,005
Syngene International, Ltd. (B)	5,386	37,645
Tamil Nadu Newsprint & Papers, Ltd.	4,436	11,226
Tamilnadu Petroproducts, Ltd.	8,594	8,206
Tanla Platforms, Ltd.	1,960	15,910
Tata Chemicals, Ltd.	4,660	55,023
Tata Coffee, Ltd.	3,642	9,147
Tata Communications, Ltd.	2,825	41,206
Tata Consultancy Services, Ltd.	13,575	546,073
Tata Consumer Products, Ltd.	5,822	50,390
Tata Elxsi, Ltd.	1,110	81,823
Tata Metaliks, Ltd.	1,562	13,719
Tata Motors, Ltd. (A)	45,265	229,923
Tata Steel, Ltd.	257,243	323,993
Tata Teleservices Maharashtra, Ltd. (A)	10,584	7,181
TCI Express, Ltd.	501	9,559
TeamLease Services, Ltd. (A)	404	12,253
Tech Mahindra, Ltd.	15,486	205,624
Techno Electric & Engineering Company, Ltd.	4,863	18,980
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	44

	Shares	Value
India (continued)
The Great Eastern Shipping Company, Ltd.	4,812	$31,954
The India Cements, Ltd.	6,706	15,213
The Indian Hotels Company, Ltd.	10,357	38,827
The Jammu & Kashmir Bank, Ltd. (A)	18,203	10,823
The Karnataka Bank, Ltd.	11,008	19,317
The Karur Vysya Bank, Ltd.	30,314	37,177
The Phoenix Mills, Ltd.	3,443	56,907
The Ramco Cements, Ltd.	4,331	37,583
The South Indian Bank, Ltd. (A)	46,489	9,496
The Tata Power Company, Ltd.	23,656	57,867
The Tinplate Company of India, Ltd.	2,180	8,039
Thermax, Ltd.	1,264	32,929
Thirumalai Chemicals, Ltd.	5,147	10,728
Thomas Cook India, Ltd. (A)	8,758	6,667
Thyrocare Technologies, Ltd. (B)	792	4,308
Time Technoplast, Ltd.	8,084	7,946
Timken India, Ltd.	647	23,237
Titan Company, Ltd.	6,672	191,137
Torrent Pharmaceuticals, Ltd.	4,563	80,799
Torrent Power, Ltd.	5,386	32,924
Transport Corp. of India, Ltd.	1,175	9,183
Trent, Ltd.	2,939	45,252
Trident, Ltd.	47,028	17,335
Triveni Engineering & Industries, Ltd.	7,321	23,888
TTK Prestige, Ltd.	1,582	14,384
Tube Investments of India, Ltd.	3,028	101,503
TV Today Network, Ltd.	4,230	10,732
TV18 Broadcast, Ltd. (A)	11,410	4,404
TVS Motor Company, Ltd.	5,872	76,304
Uflex, Ltd.	1,548	7,064
Ujjivan Financial Services, Ltd. (A)	9,128	29,225
UltraTech Cement, Ltd.	1,521	133,438
Union Bank of India, Ltd.	18,691	15,189
United Breweries, Ltd.	1,013	17,699
United Spirits, Ltd. (A)	4,257	38,038
UNO Minda, Ltd.	5,940	36,145
UPL, Ltd.	19,026	160,265
Usha Martin, Ltd.	10,702	22,782
UTI Asset Management Company, Ltd.	2,205	17,548
VA Tech Wabag, Ltd. (A)	1,854	6,940
Vaibhav Global, Ltd.	4,525	17,882
Vakrangee, Ltd.	23,506	6,164
Vardhman Textiles, Ltd. (A)	7,427	27,810
Varroc Engineering, Ltd. (A)(B)	2,559	7,529
45	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Varun Beverages, Ltd.	5,706	$90,755
Vedanta, Ltd.	27,910	90,506
Venky’s India, Ltd.	488	9,450
Vesuvius India, Ltd.	639	12,494
V-Guard Industries, Ltd.	5,667	16,782
Vinati Organics, Ltd.	1,364	31,046
Vindhya Telelinks, Ltd.	901	16,566
VIP Industries, Ltd.	2,311	17,875
Visaka Industries, Ltd.	1,538	7,135
V-Mart Retail, Ltd.	347	10,071
Vodafone Idea, Ltd. (A)	299,762	24,636
Voltas, Ltd.	3,595	38,831
VRL Logistics, Ltd. (A)	1,532	10,148
VST Industries, Ltd.	252	9,490
VST Tillers Tractors, Ltd.	424	11,665
Welspun Corp., Ltd.	6,625	14,735
Welspun Enterprises, Ltd.	5,021	7,519
Welspun India, Ltd.	19,448	15,605
West Coast Paper Mills, Ltd.	2,240	12,938
Westlife Foodworld, Ltd. (A)	1,598	12,557
Wheels India, Ltd.	626	3,861
Wipro, Ltd.	25,270	118,250
Wockhardt, Ltd. (A)	3,695	8,346
Yes Bank, Ltd. (A)	23,603	5,021
Yes Bank, Ltd., Lock-In Shares (A)(E)	70,811	14,999
Zee Entertainment Enterprises, Ltd.	36,125	84,880
Zee Media Corp., Ltd. (A)	59,624	6,166
Zensar Technologies, Ltd.	4,737	16,597
Zydus Lifesciences, Ltd.	9,390	52,664
Zydus Wellnes, Ltd.	583	10,020
Indonesia 2.1%		3,642,190
ABM Investama Tbk PT	100,100	18,505
Ace Hardware Indonesia Tbk PT	416,900	13,804
Adaro Energy Indonesia Tbk PT	544,200	106,621
Adi Sarana Armada Tbk PT (A)	48,100	3,202
AKR Corporindo Tbk PT	325,500	29,543
Alam Sutera Realty Tbk PT (A)	750,400	7,922
Aneka Tambang Tbk	220,654	28,794
Arwana Citramulia Tbk PT	400,400	26,650
Astra Agro Lestari Tbk PT	44,600	24,276
Astra International Tbk PT	404,500	161,803
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	1,383
Bakrie Telecom Tbk PT (A)(D)	22,579,900	37,016
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	46

	Shares	Value
Indonesia (continued)
Bank BTPN Syariah Tbk PT	79,200	$12,150
Bank Bukopin Tbk PT (A)	1,585,300	12,371
Bank Central Asia Tbk PT	365,700	209,743
Bank Jago Tbk PT (A)	19,400	3,191
Bank Mandiri Persero Tbk PT	442,392	290,010
Bank Mayapada International Tbk PT (A)	212,800	7,256
Bank MNC Internasional Tbk PT (A)	1,272,000	8,589
Bank Negara Indonesia Persero Tbk PT	107,203	61,655
Bank OCBC Nisp Tbk PT	201,100	10,417
Bank Pan Indonesia Tbk PT	191,900	18,181
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	117,300	10,152
Bank Pembangunan Daerah Jawa Timur Tbk PT	431,100	20,916
Bank Rakyat Indonesia Persero Tbk PT	1,217,227	372,551
Bank Syariah Indonesia Tbk PT	309,225	30,818
Bank Tabungan Negara Persero Tbk PT	252,723	21,952
Barito Pacific Tbk PT	327,768	20,093
BFI Finance Indonesia Tbk PT	444,100	39,743
BISI International Tbk PT	323,000	35,891
Buana Lintas Lautan Tbk PT (A)	605,600	5,281
Bukit Asam Tbk PT	184,700	46,736
Bumi Resources Minerals Tbk PT (A)	1,445,300	15,442
Bumi Resources Tbk PT (A)	2,090,700	18,645
Bumi Serpong Damai Tbk PT (A)	427,200	27,721
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	4,885
Capital Financial Indonesia Tbk PT (A)	369,300	17,073
Charoen Pokphand Indonesia Tbk PT	70,220	24,747
Ciputra Development Tbk PT	455,461	29,565
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	36,620
City Retail Developments Tbk PT (A)	1,918,900	17,850
Delta Dunia Makmur Tbk PT	278,000	5,576
Dharma Satya Nusantara Tbk PT	539,000	23,501
Elang Mahkota Teknologi Tbk PT	178,800	11,134
Erajaya Swasembada Tbk PT	459,100	15,500
Garudafood Putra Putri Jaya Tbk PT	598,700	18,765
Gudang Garam Tbk PT	19,843	32,532
Hanson International Tbk PT (A)(D)	4,000,200	13,115
Harum Energy Tbk PT	69,500	7,425
Impack Pratama Industri Tbk PT	40,000	9,049
Indah Kiat Pulp & Paper Tbk PT	98,200	51,012
Indika Energy Tbk PT	129,600	19,538
Indo Tambangraya Megah Tbk PT	14,200	34,614
Indocement Tunggal Prakarsa Tbk PT	39,800	29,027
Indofood CBP Sukses Makmur Tbk PT	37,500	24,903
Indofood Sukses Makmur Tbk PT	174,400	74,043
47	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Indosat Tbk PT	29,500	$13,199
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	168,500	9,723
Inovisi Infracom Tbk PT (A)(D)	671,012	123
Japfa Comfeed Indonesia Tbk PT	311,000	27,425
Jasa Marga Persero Tbk PT (A)	38,100	8,119
Kalbe Farma Tbk PT	242,400	33,533
Kapuas Prima Coal Tbk PT (A)	551,200	1,807
Lippo Karawaci Tbk PT (A)	1,947,337	10,342
Map Aktif Adiperkasa PT (A)	43,500	13,950
Matahari Department Store Tbk PT	67,300	22,836
Mayora Indah Tbk PT	103,900	18,122
Medco Energi Internasional Tbk PT	376,992	28,286
Media Nusantara Citra Tbk PT (A)	365,800	15,586
Medikaloka Hermina Tbk PT	277,500	27,115
Merdeka Copper Gold Tbk PT (A)	59,444	17,694
Metro Healthcare Indonesia Tbk PT (A)	53,800	1,693
Metrodata Electronics Tbk PT	480,800	18,916
Mitra Adiperkasa Tbk PT (A)	359,500	35,597
Mitra Keluarga Karyasehat Tbk PT	151,700	29,744
MNC Kapital Indonesia Tbk PT (A)	1,735,900	7,513
MNC Vision Networks Tbk PT (A)	520,500	1,843
Multipolar Tbk PT (A)	675,100	4,603
Pabrik Kertas Tjiwi Kimia Tbk PT	41,200	18,908
Pacific Strategic Financial Tbk PT (A)	134,200	9,900
Pakuwon Jati Tbk PT	592,000	17,937
Paninvest Tbk PT (A)	99,900	8,514
Perusahaan Gas Negara Tbk PT	332,800	34,139
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	16,586
Pool Advista Indonesia Tbk PT (A)(D)	37,300	122
PP Persero Tbk PT (A)	214,287	8,990
Puradelta Lestari Tbk PT	506,700	5,515
Ramayana Lestari Sentosa Tbk PT	152,300	6,641
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,081
Sampoerna Agro Tbk PT	618,600	87,606
Samudera Indonesia Tbk PT	787,500	21,584
Sarana Menara Nusantara Tbk PT	463,600	31,915
Sawit Sumbermas Sarana Tbk PT	130,600	13,919
Selamat Sempurna Tbk PT	99,900	10,153
Semen Indonesia Persero Tbk PT	99,411	47,087
Siloam International Hospitals Tbk PT	152,000	13,055
Sinar Mas Multiartha Tbk PT (A)	37,000	29,268
Sri Rejeki Isman Tbk PT (A)(D)	937,100	8,972
Sugih Energy Tbk PT (A)(D)	8,409,300	27,571
Sumber Alfaria Trijaya Tbk PT	358,800	68,234
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	48

	Shares	Value
Indonesia (continued)
Summarecon Agung Tbk PT	388,947	$15,424
Surya Citra Media Tbk PT	1,093,500	15,490
Surya Esa Perkasa Tbk PT	243,800	17,107
Surya Semesta Internusa Tbk PT (A)	132,900	3,643
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telkom Indonesia Persero Tbk PT	438,100	111,600
Temas Tbk PT	64,300	14,087
Tempo Scan Pacific Tbk PT	65,700	5,988
Timah Tbk PT	128,900	10,059
Tower Bersama Infrastructure Tbk PT	190,400	26,092
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,405
Transcoal Pacific Tbk PT	27,200	15,831
Trias Sentosa Tbk PT	706,000	32,189
Triputra Agro Persada PT	214,300	9,207
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	184,900	8,546
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	21,108
Unilever Indonesia Tbk PT	123,800	33,923
United Tractors Tbk PT	58,400	106,817
Vale Indonesia Tbk PT (A)	65,100	29,120
Waskita Beton Precast Tbk PT (A)(D)	592,800	3,693
Waskita Karya Persero Tbk PT (A)(D)	458,390	9,414
Wijaya Karya Persero Tbk PT (A)	178,676	7,379
XL Axiata Tbk PT	285,377	39,105
Malaysia 1.8%		3,028,879
7-Eleven Malaysia Holdings BHD	7,039	2,919
Aeon Company M BHD	64,000	19,394
AEON Credit Service M BHD	5,700	15,240
AFFIN Bank BHD	21,600	10,012
Agmo Holdings BHD (A)	1,190	190
Alliance Bank Malaysia BHD	38,100	29,542
AMMB Holdings BHD	46,050	41,139
Astro Malaysia Holdings BHD	97,400	13,022
Axiata Group BHD	52,007	36,731
Bank Islam Malaysia BHD	27,100	13,708
Batu Kawan BHD	10,200	48,251
Bermaz Auto BHD	28,600	13,699
Bintulu Port Holdings BHD	300	344
Boustead Holdings BHD	111,707	15,559
Boustead Plantations BHD	79,560	12,675
British American Tobacco Malaysia BHD	6,400	16,801
Bumi Armada BHD (A)	218,000	28,097
Bursa Malaysia BHD	25,300	37,209
49	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Cahya Mata Sarawak BHD	29,300	$7,702
Carlsberg Brewery Malaysia BHD	3,600	18,416
CIMB Group Holdings BHD	110,018	137,537
Cypark Resources BHD (A)	34,200	7,694
D&O Green Technologies BHD	21,500	21,639
Dayang Enterprise Holdings BHD	35,200	11,030
Dialog Group BHD	48,660	24,401
DiGi.Com BHD	43,080	41,270
DRB-Hicom BHD	45,900	14,523
Dufu Technology Corp. BHD	12,500	5,848
Duopharma Biotech BHD	29,607	10,888
Eco World Development Group BHD	30,700	4,652
Ekovest BHD (A)	197,200	16,039
FGV Holdings BHD	35,000	11,465
Fraser & Neave Holdings BHD	5,600	34,313
Frontken Corp. BHD	29,400	20,498
Gamuda BHD	42,371	39,649
Genting BHD	29,800	30,940
Genting Malaysia BHD	34,700	20,874
Genting Plantations BHD	20,400	27,366
Globetronics Technology BHD	39,686	9,640
Greatech Technology BHD (A)	17,200	19,155
Guan Chong BHD	16,900	9,035
HAP Seng Consolidated BHD	15,839	21,526
Hartalega Holdings BHD	66,700	21,846
Heineken Malaysia BHD	5,700	36,345
Hengyuan Refining Company BHD	24,300	18,403
Hibiscus Petroleum BHD	88,200	20,900
Hong Leong Bank BHD	5,434	24,871
Hong Leong Financial Group BHD	4,961	20,141
Hong Seng Consolidated BHD (A)	60,000	1,737
IGB BHD	46,549	26,137
IHH Healthcare BHD	21,200	27,350
IJM Corp. BHD	68,160	24,452
Inari Amertron BHD	78,336	42,738
IOI Corp. BHD	43,100	36,785
IOI Properties Group BHD	48,571	12,126
JAKS Resources BHD (A)	114,140	5,849
Keck Seng Malaysia BHD	65,150	51,830
Kim Loong Resources BHD	27,200	11,033
Kossan Rubber Industries BHD	112,900	27,416
KPJ Healthcare BHD	99,900	23,376
Kuala Lumpur Kepong BHD	12,105	56,090
Lotte Chemical Titan Holding BHD (B)	27,367	8,417
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	50

	Shares	Value
Malaysia (continued)
LPI Capital BHD	11,020	$30,451
Magnum BHD	35,653	9,534
Mah Sing Group BHD	64,500	8,693
Malakoff Corp. BHD	78,100	11,744
Malayan Banking BHD	50,278	98,590
Malaysia Airports Holdings BHD (A)	22,388	33,878
Malaysia Building Society BHD (A)	76,431	10,302
Malaysia Smelting Corp. BHD	29,300	13,393
Malaysian Pacific Industries BHD	2,238	14,919
Malaysian Resources Corp. BHD	124,363	8,589
Matrix Concepts Holdings BHD	75,400	25,031
Maxis BHD	33,685	29,345
Mega First Corp. BHD	20,400	16,759
MISC BHD	14,650	24,670
Mr. D.I.Y Group M BHD (B)	46,700	17,686
Muhibbah Engineering M BHD (A)	10,300	1,469
My EG Services BHD	127,981	20,527
Nestle Malaysia BHD	800	24,088
Oriental Holdings BHD	7,200	10,988
Padini Holdings BHD	21,500	18,683
Petron Malaysia Refining & Marketing BHD	10,000	9,719
Petronas Chemicals Group BHD	35,600	56,789
Petronas Dagangan BHD	8,100	37,961
Petronas Gas BHD	8,300	30,810
PPB Group BHD	8,900	34,701
Press Metal Aluminium Holdings BHD	56,500	64,946
Public Bank BHD	236,800	217,929
QL Resources BHD	21,735	28,145
RHB Bank BHD	32,989	41,754
Sam Engineering & Equipment M BHD	12,000	12,511
Sapura Energy BHD (A)	592,857	5,913
Sarawak Oil Palms BHD	11,700	6,883
Scientex BHD	38,100	30,732
SEG International BHD	33,942	4,878
Sime Darby BHD	53,874	27,252
Sime Darby Plantation BHD	49,714	46,877
Sime Darby Property BHD	130,274	13,932
SKP Resources BHD	21,625	6,455
SP Setia BHD Group	53,308	7,361
Sports Toto BHD	31,323	10,610
Sunway BHD	61,977	22,507
Supermax Corp. BHD	75,160	12,643
Syarikat Takaful Malaysia Keluarga BHD	29,319	21,626
Ta Ann Holdings BHD	15,400	11,464
51	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Tan Chong Motor Holdings BHD	3,800	$948
Telekom Malaysia BHD	16,018	17,954
Tenaga Nasional BHD	17,700	36,960
Thong Guan Industries BHD	18,800	9,633
TIME dotCom BHD	33,120	39,482
Top Glove Corp. BHD (A)	186,400	31,354
Tropicana Corp. BHD (A)	44,400	14,046
TSH Resources BHD	34,100	7,827
Uchi Technologies BHD	30,300	21,872
UMW Holdings BHD	14,100	12,251
Unisem M BHD	19,000	12,523
United Malacca BHD	29,750	36,271
United Plantations BHD	4,900	18,016
UWC BHD	20,500	18,282
Velesto Energy BHD (A)	250,631	10,615
ViTrox Corp. BHD	8,400	14,968
VS Industry BHD	205,700	40,303
Westports Holdings BHD	20,500	16,903
Yinson Holdings BHD	61,880	37,256
YTL Corp. BHD	152,561	19,204
Mexico 3.0%		5,133,168
ALEATICA SAB de CV (A)	9,600	17,839
Alfa SAB de CV, Class A	190,450	124,909
Alpek SAB de CV	28,981	35,370
Alsea SAB de CV (A)	18,670	41,327
America Movil SAB de CV, Series L	288,988	296,783
America Movil SAB de CV, Series L, ADR	6,074	125,003
Arca Continental SAB de CV	6,672	56,511
Banco del Bajio SA (B)	31,497	120,348
Becle SAB de CV	6,635	16,094
Bolsa Mexicana de Valores SAB de CV	16,163	31,511
Cemex SAB de CV, ADR (A)	2,418	12,042
Cemex SAB de CV, Series CPO (A)	188,452	93,729
Coca-Cola Femsa SAB de CV	5,951	43,012
Coca-Cola Femsa SAB de CV, ADR	600	43,206
Consorcio ARA SAB de CV	65,252	14,123
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	27,701	32,687
Corp. Inmobiliaria Vesta SAB de CV	16,677	48,300
Dine SAB de CV	103,700	113,355
El Puerto de Liverpool SAB de CV, Series C1	5,226	31,756
Fomento Economico Mexicano SAB de CV	8,072	74,338
GCC SAB de CV	5,743	45,325
Genomma Lab Internacional SAB de CV, Class B	33,557	26,979
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	52

	Shares	Value
Mexico (continued)
Gentera SAB de CV	45,033	$48,807
Gruma SAB de CV, Class B	4,207	61,965
Grupo Aeroportuario del Centro Norte SAB de CV	8,815	84,284
Grupo Aeroportuario del Pacifico SAB de CV, ADR	436	82,875
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,500	28,455
Grupo Aeroportuario del Sureste SAB de CV, ADR	221	63,246
Grupo Bimbo SAB de CV, Series A	12,442	59,318
Grupo Carso SAB de CV, Series A1	7,409	35,517
Grupo Comercial Chedraui SA de CV	11,196	56,909
Grupo Elektra SAB de CV	611	32,068
Grupo Financiero Banorte SAB de CV, Series O	35,976	304,537
Grupo Financiero Inbursa SAB de CV, Series O (A)	26,868	56,155
Grupo Gigante SAB de CV (A)	166,920	223,241
Grupo Herdez SAB de CV	9,671	22,940
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	20,459
Grupo Industrial Saltillo SAB de CV	23,930	37,275
Grupo KUO SAB de CV, Series B	136,788	318,859
Grupo Mexico SAB de CV, Series B	50,625	227,690
Grupo Rotoplas SAB de CV (A)	7,367	12,015
Grupo Simec SAB de CV, Series B (A)	12,062	141,739
Grupo Televisa SAB, Series CPO	55,564	55,514
Grupo Traxion SAB de CV (A)(B)	17,500	32,673
Hoteles City Express SAB de CV (A)	17,674	8,114
Industrias CH SAB de CV, Series B (A)	14,379	176,825
Industrias Penoles SAB de CV (A)	3,093	37,006
Kimberly-Clark de Mexico SAB de CV, Class A	26,978	53,966
La Comer SAB de CV	28,689	63,347
Megacable Holdings SAB de CV, Series CPO	31,270	80,378
Minera Frisco SAB de CV, Series A1 (A)	554,562	81,836
Nemak SAB de CV (A)(B)	93,240	23,646
Operadora de Sites Mexicanos SAB de CV, Class A1	35,036	34,890
Orbia Advance Corp. SAB de CV	31,165	64,744
Organizacion Cultiba SAB de CV (A)	45,332	28,493
Organizacion Soriana SAB de CV, Series B (A)	420,625	689,911
Promotora y Operadora de Infraestructura SAB de CV	7,381	71,993
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	23,406
Qualitas Controladora SAB de CV	4,704	29,260
Regional SAB de CV	7,096	58,873
Sitios Latinoamerica SAB de CV (A)	11,773	4,762
Vitro SAB de CV, Series A	21,684	23,229
Wal-Mart de Mexico SAB de CV	32,330	127,401
Netherlands 0.0%		54,425
NEPI Rockcastle NV	9,085	54,425
53	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Panama 0.0%		$919
BAC Holding International Corp. (A)	22,589	919
Peru 0.1%		115,775
Cementos Pacasmayo SAA, ADR	2,115	10,892
Cia de Minas Buenaventura SAA, ADR	2,497	18,927
Credicorp, Ltd.	510	64,984
Fossal SAA, ADR (A)(D)	9	97
Intercorp Financial Services, Inc.	876	20,875
Philippines 1.2%		1,988,321
8990 Holdings, Inc. (A)	111,700	18,231
Aboitiz Equity Ventures, Inc.	37,540	36,617
Aboitiz Power Corp.	37,100	25,367
ACEN Corp.	57,600	6,591
ACR Mining Corp. (A)(D)	3,145	1,017
AllHome Corp.	67,400	3,197
Alliance Global Group, Inc.	165,600	37,617
Ayala Corp.	2,700	30,441
Ayala Land, Inc.	54,500	28,013
Bank of the Philippine Islands	28,640	56,790
BDO Unibank, Inc.	38,618	86,009
Belle Corp. (A)	887,000	23,551
Bloomberry Resorts Corp. (A)	164,300	27,117
Cebu Air, Inc. (A)	7,800	5,915
Century Pacific Food, Inc.	56,050	26,581
China Banking Corp.	154,535	87,230
COL Financial Group, Inc.	100,000	5,634
Converge Information and Communications Technology Solutions, Inc. (A)	96,400	28,284
Cosco Capital, Inc.	126,900	9,562
D&L Industries, Inc.	183,300	26,091
DMCI Holdings, Inc.	134,700	25,664
Emperador, Inc. (A)	80,000	30,059
Filinvest Land, Inc.	909,750	13,309
First Gen Corp.	19,700	6,141
First Philippine Holdings Corp.	16,990	18,964
Ginebra San Miguel, Inc.	1,670	3,604
Global Ferronickel Holdings, Inc.	186,000	8,060
Globe Telecom, Inc.	580	18,584
GT Capital Holdings, Inc.	2,746	25,733
Integrated Micro-Electronics, Inc. (A)	54,655	5,136
International Container Terminal Services, Inc.	13,990	50,467
JG Summit Holdings, Inc.	43,297	38,514
Jollibee Foods Corp.	9,140	39,607
LT Group, Inc.	87,200	16,531
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	54

	Shares	Value
Philippines (continued)
Manila Electric Company	5,260	$30,196
Max’s Group, Inc. (A)	52,200	4,853
Megaworld Corp.	515,500	18,802
Metro Pacific Investments Corp.	465,300	34,288
Metropolitan Bank & Trust Company	70,784	74,356
Nickel Asia Corp.	255,060	32,384
Petron Corp. (A)	165,900	7,547
Philex Mining Corp.	67,800	3,501
Philippine Stock Exchange, Inc.	12,074	39,062
Phoenix Petroleum Philippines, Inc. (A)	100,600	14,964
Pilipinas Shell Petroleum Corp.	11,500	3,529
PLDT, Inc.	1,960	45,475
PLDT, Inc., ADR	621	14,562
Puregold Price Club, Inc.	41,800	23,791
RFM Corp.	101,000	6,127
Rizal Commercial Banking Corp.	184,093	81,730
Robinsons Land Corp.	107,596	29,251
Robinsons Retail Holdings, Inc.	27,050	26,568
San Miguel Corp.	16,534	34,347
San Miguel Food and Beverage, Inc.	21,830	20,858
Security Bank Corp.	17,227	31,965
Semirara Mining & Power Corp.	49,820	26,972
SM Investments Corp.	1,295	19,908
SM Prime Holdings, Inc.	55,304	33,992
Synergy Grid & Development Phils, Inc.	91,700	19,512
Top Frontier Investment Holdings, Inc. (A)	24,482	50,858
Union Bank of the Philippines	183,966	292,088
Universal Robina Corp.	16,050	39,578
Vista Land & Lifescapes, Inc.	295,200	9,591
Vistamalls, Inc.	172,400	9,338
Wilcon Depot, Inc.	66,800	38,100
Poland 0.8%		1,460,074
11 Bit Studios SA (A)	110	15,991
Alior Bank SA (A)	5,260	47,890
Allegro.eu SA (A)(B)	4,288	27,949
Amica SA	140	2,589
Arctic Paper SA	2,018	9,694
Asseco Poland SA	2,482	44,510
Auto Partner SA	4,431	17,043
Bank Handlowy w Warszawie SA	1,958	36,720
Bank Millennium SA (A)	25,326	25,752
Bank Polska Kasa Opieki SA	1,680	33,807
Benefit Systems SA (A)	45	8,507
55	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Poland (continued)
Budimex SA	549	$34,729
CCC SA (A)	1,168	9,284
CD Projekt SA	1,263	37,574
Ciech SA	2,152	25,079
Cognor Holding SA	12,233	22,244
Cyfrowy Polsat SA	7,415	28,723
Dino Polska SA (A)(B)	588	49,088
Dom Development SA	481	12,118
Enea SA (A)	9,798	14,248
Eurocash SA (A)	3,066	10,293
Famur SA (A)	18,129	15,586
Globe Trade Centre SA	16,195	21,844
Grupa Azoty SA (A)	2,417	21,032
Grupa Kety SA	368	41,113
ING Bank Slaski SA	539	20,644
Inter Cars SA	339	36,915
Jastrzebska Spolka Weglowa SA (A)	2,183	26,822
KGHM Polska Miedz SA	2,293	65,394
KRUK SA	336	24,972
LiveChat Software SA	519	16,332
LPP SA	25	52,806
Lubelski Wegiel Bogdanka SA	888	9,387
mBank SA (A)	266	19,590
Mo-BRUK SA	230	16,214
Neuca SA	55	7,276
Orange Polska SA	19,328	29,186
PGE Polska Grupa Energetyczna SA (A)	18,713	28,076
PKP Cargo SA (A)	3,024	10,208
Polimex-Mostostal SA (A)	12,255	13,825
Polski Koncern Naftowy ORLEN SA	13,400	200,137
Powszechna Kasa Oszczednosci Bank Polski SA	7,012	48,932
Powszechny Zaklad Ubezpieczen SA	11,020	90,606
Santander Bank Polska SA	525	35,230
Selvita SA (A)	567	10,188
Tauron Polska Energia SA (A)	42,147	20,385
TEN Square Games SA	339	9,978
Tim SA	1,007	8,105
Warsaw Stock Exchange	1,251	10,439
Wirtualna Polska Holding SA	420	9,039
XTB SA (B)	3,472	25,981
Qatar 0.9%		1,506,855
Aamal Company	78,358	20,795
Al Khaleej Takaful Group QSC	17,210	9,439
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	56

	Shares	Value
Qatar (continued)
Al Meera Consumer Goods Company QSC	4,767	$20,806
Baladna	74,126	27,388
Barwa Real Estate Company	43,759	33,021
Commercial Bank PSQC	78,823	133,003
Doha Bank QPSC	109,395	49,548
Estithmar Holding QPSC (A)	21,991	11,464
Gulf International Services QSC (A)	55,100	27,622
Gulf Warehousing Company	16,297	15,436
Industries Qatar QSC	14,277	54,604
Lesha Bank LLC (A)	68,401	16,165
Mannai Corp. QSC	13,134	24,916
Masraf Al Rayan QSC	72,162	53,451
Mazaya Real Estate Development QPSC (A)	25,140	3,851
Medicare Group	16,566	27,254
Mesaieed Petrochemical Holding Company	38,594	22,254
Ooredoo QPSC	28,318	71,562
Qatar Aluminum Manufacturing Company	70,387	32,676
Qatar Electricity & Water Company QSC	5,971	28,589
Qatar Fuel QSC	11,014	49,092
Qatar Gas Transport Company, Ltd.	100,649	100,839
Qatar Insurance Company SAQ	47,574	22,208
Qatar International Islamic Bank QSC	11,851	34,106
Qatar Islamic Bank SAQ	11,446	58,440
Qatar National Bank QPSC	87,404	404,454
Qatar National Cement Company QSC	24,401	28,316
Qatar Navigation QSC	10,886	26,876
Salam International Investment, Ltd., QSC (A)	80,910	11,464
United Development Company QSC	78,676	24,889
Vodafone Qatar QSC	116,699	50,919
Zad Holding Company	2,976	11,408
Russia 0.0%		36,303
Etalon Group PLC, GDR (A)(D)	2,625	60
Gazprom PJSC, ADR (London Stock Exchange) (A)(D)	30,453	6,639
Globaltrans Investment PLC, GDR (A)(D)	2,640	362
LUKOIL PJSC, ADR (A)(D)	3,474	6,955
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(D)	2,363	364
MMC Norilsk Nickel PJSC, ADR (D)	5,418	3,560
Mobile TeleSystems PJSC, ADR (A)(D)	7,477	1,421
Novatek PJSC, GDR (D)	143	703
Novolipetsk Steel PJSC, GDR (A)(D)	1,198	498
PhosAgro PJSC, GDR (A)(D)	1,991	2,419
Polyus PJSC, GDR (A)(D)	589	803
Ros Agro PLC, GDR (A)(D)	1,484	110
57	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Russia (continued)
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(D)	7,688	$1,030
Rostelecom PJSC, ADR (A)(D)	3,714	598
RusHydro PJSC, ADR (A)(D)	28,619	1,002
Sberbank of Russia PJSC, ADR (A)(D)	23,885	5,422
Severstal PAO, GDR (A)(D)	2,129	664
Tatneft PJSC, ADR (A)(D)	2,610	2,853
VK Company, Ltd., GDR (A)(D)	1,119	206
VTB Bank PJSC, GDR (A)(D)	23,800	381
X5 Retail Group NV, GDR (A)(D)	1,747	253
Saudi Arabia 3.2%		5,415,844
Abdul Mohsen Al-Hokair Tourism and Development Company (A)	4,569	26,871
Abdullah Al Othaim Markets Company	1,676	50,405
Advanced Petrochemical Company	5,333	68,631
Al Hammadi Holding	2,243	28,432
Al Jouf Agricultural Development Company	889	12,461
Al Jouf Cement Company (A)	6,148	22,758
Al Moammar Information Systems Company	585	15,242
Al Rajhi Bank (A)	21,054	393,725
Al Rajhi Company for Co-operative Insurance (A)	630	16,783
Al Yamamah Steel Industries Company	977	5,713
AlAbdullatif Industrial Investment Company (A)	1,143	4,907
Alandalus Property Company	4,585	20,269
Alaseel Company	626	6,037
Aldrees Petroleum and Transport Services Company	2,038	45,729
Alinma Bank	13,904	108,941
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,752	6,765
Almarai Company JSC	5,502	76,883
Alujain Corp.	1,265	12,248
Arab National Bank	8,498	52,056
Arabian Cement Company	2,332	21,343
Arabian Centres Company, Ltd.	4,247	22,149
Arriyadh Development Company	5,023	24,685
Astra Industrial Group	2,790	44,070
Ataa Educational Company	1,560	22,258
Bank AlBilad (A)	7,605	72,147
Bank Al-Jazira	8,895	42,856
Banque Saudi Fransi	10,729	93,317
Bawan Company	1,965	15,332
Bupa Arabia for Cooperative Insurance Company	1,311	53,921
City Cement Company	1,425	7,806
Dallah Healthcare Company	1,278	49,706
Dar Al Arkan Real Estate Development Company (A)	15,555	59,469
Dr Sulaiman Al Habib Medical Services Group Company	1,743	107,565
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	58

	Shares	Value
Saudi Arabia (continued)
Dur Hospitality Company (A)	2,348	$14,467
Eastern Province Cement Company	818	8,735
Electrical Industries Company	2,157	16,936
Emaar Economic City (A)	16,600	33,366
Etihad Etisalat Company	17,243	179,485
Fawaz Abdulaziz Al Hokair & Company (A)	2,750	10,741
Gulf Insurance Group	566	4,084
Hail Cement Company	5,731	17,390
Halwani Brothers Company	466	6,488
Herfy Food Services Company (A)	703	6,418
Jarir Marketing Company	1,385	54,529
Jazan Energy and Development Company (A)	1,882	6,674
L’Azurde Company for Jewelry	4,437	14,886
Leejam Sports Company JSC	843	20,528
Maharah Human Resources Company	995	15,156
Mediterranean & Gulf Insurance & Reinsurance Company (A)	2,406	5,285
Methanol Chemicals Company (A)	3,350	22,195
Middle East Healthcare Company (A)	2,467	21,837
Middle East Paper Company	2,257	18,243
Mobile Telecommunications Company Saudi Arabia (A)	25,921	71,608
Mouwasat Medical Services Company	991	47,667
Najran Cement Company	4,857	16,140
Nama Chemicals Company (A)	2,002	17,048
National Gas & Industrialization Company	1,152	16,383
National Gypsum	1,677	9,843
National Industrialization Company (A)	11,918	38,252
National Medical Care Company	1,407	29,157
Northern Region Cement Company	4,267	12,609
Rabigh Refining & Petrochemical Company (A)	17,266	46,545
Riyad Bank	20,144	139,610
SABIC Agri-Nutrients Company	6,107	217,240
Sahara International Petrochemical Company	13,711	129,189
Saudi Airlines Catering Company (A)	2,131	44,860
Saudi Arabian Mining Company (A)	18,591	314,450
Saudi Arabian Oil Company (B)	29,377	248,171
Saudi Automotive Services Company	1,130	10,706
Saudi Basic Industries Corp.	15,698	369,927
Saudi Cement Company	3,305	46,119
Saudi Ceramic Company	1,342	10,802
Saudi Chemical Company Holding	2,191	16,244
Saudi Company For Hardware CJSC (A)	1,537	11,795
Saudi Electricity Company	12,156	71,845
Saudi Ground Services Company (A)	2,496	14,185
Saudi Industrial Investment Group	6,947	41,365
59	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Saudi Arabia (continued)
Saudi Industrial Services Company	1,613	$10,305
Saudi Kayan Petrochemical Company (A)	32,690	110,413
Saudi Marketing Company (A)	1,952	10,934
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1,447	8,333
Saudi Public Transport Company (A)	3,653	16,773
Saudi Real Estate Company (A)	4,698	15,458
Saudi Reinsurance Company (A)	5,359	23,224
Saudi Research & Media Group (A)	1,347	66,781
Saudi Telecom Company	31,225	292,196
Saudia Dairy & Foodstuff Company	624	40,400
Seera Group Holding (A)	7,450	38,561
Sinad Holding Company (A)	1,612	4,382
Southern Province Cement Company	1,999	26,719
Tabuk Cement Company	2,710	10,853
The Company for Cooperative Insurance (A)	2,670	66,208
The National Agriculture Development Company (A)	1,158	7,393
The Qassim Cement Company	1,062	19,101
The Saudi British Bank	13,370	117,959
The Saudi Investment Bank	12,910	54,334
The Saudi National Bank	8,618	108,394
The Savola Group	10,817	78,319
Umm Al-Qura Cement Company	2,052	8,763
United Electronics Company	1,527	32,514
United International Transportation Company	1,703	24,279
Walaa Cooperative Insurance Company (A)	1,753	6,359
Yamama Cement Company (A)	3,651	29,569
Yanbu Cement Company	2,788	26,276
Yanbu National Petrochemical Company	5,859	65,516
Zamil Industrial Investment Company (A)	3,557	14,845
Singapore 0.1%		107,160
BOC Aviation, Ltd. (B)	9,300	67,188
JOYY, Inc., ADR	1,273	39,972
South Africa 3.2%		5,409,509
Absa Group, Ltd.	15,771	170,273
Adcock Ingram Holdings, Ltd.	2,963	8,681
Advtech, Ltd.	30,094	30,391
AECI, Ltd.	4,099	20,819
African Rainbow Minerals, Ltd.	2,866	39,668
Afrimat, Ltd.	3,319	9,743
Alexander Forbes Group Holdings, Ltd.	42,430	11,543
Alviva Holdings, Ltd.	7,537	11,455
Anglo American Platinum, Ltd.	1,106	61,158
AngloGold Ashanti, Ltd.	7,245	122,024
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	60

	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings, Ltd.	7,170	$55,366
Astral Foods, Ltd.	1,655	14,728
AVI, Ltd.	10,986	45,484
Barloworld, Ltd.	12,459	62,093
Bid Corp., Ltd.	4,694	102,665
Blue Label Telecoms, Ltd. (A)	40,650	10,046
Capitec Bank Holdings, Ltd.	718	68,500
Cashbuild, Ltd.	822	8,865
Caxton & CTP Publishers & Printers, Ltd.	83,154	39,639
Clicks Group, Ltd.	6,396	93,178
Coronation Fund Managers, Ltd.	8,366	14,247
Curro Holdings, Ltd.	9,885	4,721
DataTec, Ltd.	9,705	17,958
Dis-Chem Pharmacies, Ltd. (B)	12,218	17,998
Discovery, Ltd. (A)	8,788	71,615
Distell Group Holdings, Ltd. (A)	2,740	26,172
DRDGOLD, Ltd.	25,471	18,697
Exxaro Resources, Ltd.	5,846	63,986
Famous Brands, Ltd.	2,192	7,936
FirstRand, Ltd.	98,384	350,912
Gold Fields, Ltd., ADR	25,603	232,731
Grindrod, Ltd.	18,631	10,421
Harmony Gold Mining Company, Ltd., ADR	29,967	92,598
Impala Platinum Holdings, Ltd.	24,535	229,081
Investec, Ltd.	8,259	52,841
Italtile, Ltd.	28,750	20,926
JSE, Ltd.	3,574	22,174
KAP Industrial Holdings, Ltd.	162,563	30,848
Kumba Iron Ore, Ltd.	2,004	52,260
Lewis Group, Ltd.	2,550	5,788
Life Healthcare Group Holdings, Ltd.	71,118	75,829
Metair Investments, Ltd.	12,087	15,802
MiX Telematics, Ltd., ADR	2,273	18,525
Momentum Metropolitan Holdings	75,705	81,862
Motus Holdings, Ltd.	8,289	50,001
Mpact, Ltd.	6,725	10,993
Mr. Price Group, Ltd.	10,379	86,074
MTN Group, Ltd.	40,480	318,960
MultiChoice Group	9,737	75,042
Murray & Roberts Holdings, Ltd. (A)	42,702	4,997
Naspers, Ltd., N Shares	488	85,812
Nedbank Group, Ltd.	11,878	149,040
Netcare, Ltd.	43,449	36,010
Ninety One, Ltd.	8,381	21,016
61	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Northam Platinum Holdings, Ltd. (A)	7,939	$65,417
Oceana Group, Ltd.	3,370	13,301
Old Mutual, Ltd.	103,250	66,973
Omnia Holdings, Ltd.	9,420	30,643
Pepkor Holdings, Ltd. (B)	59,863	61,145
Pick n Pay Stores, Ltd.	14,046	35,121
PPC, Ltd. (A)	113,640	19,589
PSG Konsult, Ltd.	35,031	24,752
Raubex Group, Ltd.	10,511	16,283
RCL Foods, Ltd.	10,269	6,496
Reunert, Ltd.	7,864	25,402
Royal Bafokeng Platinum, Ltd.	9,402	79,622
Sanlam, Ltd.	27,868	90,693
Santam, Ltd.	2,073	33,366
Sappi, Ltd.	38,495	102,427
Sasol, Ltd.	13,797	202,312
Shoprite Holdings, Ltd.	9,936	120,317
Sibanye Stillwater, Ltd., ADR	21,654	175,397
Southern Sun, Ltd. (A)	52,665	12,656
Standard Bank Group, Ltd.	16,551	165,328
Sun International, Ltd.	11,101	20,412
Super Group, Ltd.	21,896	41,253
Telkom SA SOC, Ltd. (A)	16,120	33,633
The Bidvest Group, Ltd.	6,674	85,106
The Foschini Group, Ltd.	18,194	100,494
The SPAR Group, Ltd.	8,324	65,275
Tiger Brands, Ltd.	6,797	82,156
Transaction Capital, Ltd.	23,453	39,827
Truworths International, Ltd.	12,341	39,744
Tsogo Sun Gaming, Ltd.	15,051	9,760
Vodacom Group, Ltd.	7,695	53,031
Wilson Bayly Holmes-Ovcon, Ltd. (A)	3,159	17,887
Woolworths Holdings, Ltd.	25,117	105,317
Zeda, Ltd. (A)	12,459	8,182
South Korea 12.0%		20,509,207
Able C&C Company, Ltd. (A)	359	1,988
Advanced Nano Products Company, Ltd.	328	34,404
Advanced Process Systems Corp. (A)	1,012	15,454
Aekyung Chemical Company, Ltd.	1,138	7,220
AfreecaTV Company, Ltd.	224	15,099
Ahnlab, Inc.	288	16,474
Ajin Industrial Company, Ltd. (A)	2,965	6,031
AK Holdings, Inc.	804	11,125
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	62

	Shares	Value
South Korea (continued)
Alteogen, Inc. (A)	591	$16,778
ALUKO Company, Ltd. (A)	3,314	7,171
Amorepacific Corp.	352	36,796
AMOREPACIFIC Group	998	30,185
Anam Electronics Company, Ltd. (A)	6,576	11,756
Ananti, Inc. (A)	2,455	13,467
Aprogen Biologics (A)	18,480	4,964
Aprogen, Inc. (A)	5,414	7,009
APS Holdings Corp.	1,060	11,056
APTC Company, Ltd. (A)	1,450	12,843
Asia Cement Company, Ltd. (A)	1,937	13,810
Asia Paper Manufacturing Company, Ltd. (A)	151	4,208
Atinum Investment Company, Ltd.	6,093	12,742
BGF Company, Ltd.	2,408	8,400
BGF retail Company, Ltd.	220	30,090
BH Company, Ltd.	1,811	32,323
Binex Company, Ltd. (A)	1,385	11,056
Binggrae Company, Ltd. (A)	278	8,805
Bioneer Corp. (A)	843	34,005
BIT Computer Company, Ltd.	489	2,547
BNK Financial Group, Inc.	7,863	39,795
Boditech Med, Inc.	681	6,037
Bookook Securities Company, Ltd. (A)	368	5,564
Boryung	912	6,196
Bosung Power Technology Company, Ltd. (A)	1,899	5,529
Bukwang Pharmaceutical Company, Ltd.	919	5,764
Byucksan Corp. (A)	6,701	11,571
Cafe24 Corp. (A)	605	4,749
Capro Corp. (A)	6,498	10,550
Celltrion Healthcare Company, Ltd.	667	27,418
Celltrion Pharm, Inc. (A)	269	11,626
Celltrion, Inc.	766	84,059
Chabiotech Company, Ltd. (A)	1,250	13,241
Cheil Worldwide, Inc.	1,133	17,130
Chemtronics Company, Ltd.	1,041	14,230
Cheryong Electric Company, Ltd.	496	4,206
Choa Pharmaceutical Company (A)	887	1,530
Choil Aluminum Company, Ltd. (A)	12,301	20,039
Chong Kun Dang Pharmaceutical Corp.	435	25,997
Chongkundang Holdings Corp.	208	8,478
Chorokbaem Media Company, Ltd. (A)	888	7,699
Chosun Refractories Company, Ltd.	99	6,050
Chunbo Company, Ltd.	135	25,680
CJ CheilJedang Corp.	329	79,834
63	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
CJ Corp.	502	$32,957
CJ ENM Company, Ltd. (A)	696	48,705
CJ Logistics Corp.	437	26,982
CMG Pharmaceutical Company, Ltd. (A)	4,018	6,686
Com2uS Corp.	281	14,439
Com2uS Holdings Corp. (A)	325	12,254
ContentreeJoongAng Corp. (A)	206	3,755
Coreana Cosmetics Company, Ltd. (A)	428	1,069
Cosmax, Inc. (A)	460	26,851
CosmoAM&T Company, Ltd. (A)	491	28,684
Cosmochemical Company, Ltd. (A)	1,167	36,730
Coway Company, Ltd.	1,940	78,271
CrystalGenomics, Inc. (A)	2,100	5,325
CS Wind Corp.	504	25,437
CTC BIO, Inc. (A)	644	4,324
Cuckoo Holdings Company, Ltd. (A)	645	7,779
Cuckoo Homesys Company, Ltd. (A)	761	17,225
D.I Corp.	851	3,327
Daea TI Company, Ltd. (A)	1,930	4,700
Daechang Company, Ltd. (A)	12,548	12,102
Daedong Corp. (A)	657	6,177
Daeduck Company, Ltd.	2,950	15,161
Daeduck Electronics Company, Ltd.	1,054	16,687
Daehan Steel Company, Ltd. (A)	1,190	11,836
Daejoo Electronic Materials Company, Ltd.	405	29,105
Daesang Corp. (A)	1,153	17,377
Daesung Holdings Company, Ltd.	331	31,794
Daewon Cable Company, Ltd. (A)	2,197	1,813
Daewon Pharmaceutical Company, Ltd.	733	8,439
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	25,398
Daewoong Company, Ltd. (A)	971	12,569
Daewoong Pharmaceutical Company, Ltd. (A)	135	11,903
Daihan Pharmaceutical Company, Ltd.	428	9,519
Daishin Securities Company, Ltd. (A)	1,799	17,788
Danal Company, Ltd. (A)	1,829	7,757
Daol Investment & Securities Company, Ltd. (A)	4,881	17,965
Daou Data Corp.	986	36,141
Daou Technology, Inc.	1,699	27,705
Dasan Networks, Inc. (A)	946	2,828
Dawonsys Company, Ltd. (A)	1,186	13,076
DB Financial Investment Company, Ltd. (A)	3,443	10,882
DB HiTek Company, Ltd.	1,632	55,754
DB Insurance Company, Ltd.	872	50,745
Dentium Company, Ltd. (A)	395	36,076
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	64

	Shares	Value
South Korea (continued)
Deutsch Motors, Inc.	2,653	$12,127
DGB Financial Group, Inc.	6,891	41,137
DI Dong Il Corp. (A)	1,364	21,640
Digital Daesung Company, Ltd. (A)	3,558	19,061
DIO Corp. (A)	618	11,365
DL Construction Company, Ltd.	688	7,671
DL E&C Company, Ltd.	1,770	44,082
DL Holdings Company, Ltd.	706	31,400
Dong-A Socio Holdings Company, Ltd.	161	11,669
Dong-A ST Company, Ltd.	235	10,506
Dongbang Transport Logistics Company, Ltd. (A)	7,986	15,611
Dongjin Semichem Company, Ltd.	1,174	31,584
DongKook Pharmaceutical Company, Ltd.	903	11,000
Dongkuk Steel Mill Company, Ltd.	3,295	34,073
Dongsuh Companies, Inc.	1,160	16,941
Dongsung Chemical Company, Ltd. (A)	982	3,323
Dongsung Finetec Company, Ltd. (A)	639	5,158
Dongwha Enterprise Company, Ltd. (A)	429	18,382
Dongwon Development Company, Ltd.	3,761	9,157
Dongwon F&B Company, Ltd.	69	8,462
Dongwon Industries Company, Ltd.	510	19,865
Dongwon Systems Corp.	324	9,686
Doosan Bobcat, Inc.	2,442	69,910
Doosan Company, Ltd.	217	16,538
Doosan Enerbility Company, Ltd. (A)	2,496	30,637
Doosan Fuel Cell Company, Ltd. (A)	821	21,304
Doosan Tesna, Inc.	1,135	28,660
DoubleUGames Company, Ltd.	350	12,234
Douzone Bizon Company, Ltd.	422	10,953
Dreamtech Company, Ltd. (A)	1,544	11,062
Duk San Neolux Company, Ltd. (A)	413	13,814
E1 Corp.	458	16,869
Easy Holdings Company, Ltd.	6,196	13,395
Ecopro BM Company, Ltd.	520	65,303
Ecopro Company, Ltd.	422	90,975
Ecopro HN Company, Ltd.	540	21,199
Ehwa Technologies Information Company, Ltd. (A)	6,572	3,016
Elentec Company, Ltd.	980	10,306
E-MART, Inc.	551	46,609
ENF Technology Company, Ltd.	543	9,584
Eo Technics Company, Ltd. (A)	333	19,213
Estechpharma Company, Ltd. (A)	422	2,619
Eugene Corp. (A)	3,338	8,953
Eugene Investment & Securities Company, Ltd. (A)	7,899	16,061
65	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Eugene Technology Company, Ltd.	653	$13,068
F&F Company, Ltd.	273	28,609
FarmStory Company, Ltd.	14,890	19,891
Fila Holdings Corp.	852	25,101
Fine Semitech Corp.	1,035	16,448
Foosung Company, Ltd. (A)	3,859	38,712
GemVax & Kael Company, Ltd. (A)	1,519	18,043
Genexine, Inc. (A)	1,426	15,545
Geumhwa PSC Company, Ltd. (A)	327	7,075
GOLFZON Company, Ltd. (A)	153	16,571
Gradiant Corp.	512	5,813
Grand Korea Leisure Company, Ltd. (A)	1,534	23,874
Green Cross Corp.	350	31,662
Green Cross Holdings Corp.	976	11,727
GS Engineering & Construction Corp.	1,417	23,787
GS Holdings Corp.	2,343	72,013
GS Retail Company, Ltd.	2,225	48,488
HAESUNG DS Company, Ltd.	506	15,341
Han Kuk Carbon Company, Ltd. (A)	1,873	15,877
Hana Financial Group, Inc.	6,877	235,862
Hana Materials, Inc.	766	21,712
Hana Micron, Inc.	2,888	23,971
Hanall Biopharma Company, Ltd. (A)	1,203	14,133
Handok, Inc.	440	5,410
Handsome Company, Ltd.	592	11,501
Hanil Cement Company, Ltd.	1,300	11,713
Hanil Hyundai Cement Company, Ltd.	101	1,368
Hanjin Kal Corp.	732	24,798
Hanjin Transportation Company, Ltd. (A)	574	9,122
Hankook Shell Oil Company, Ltd. (A)	51	9,053
Hankook Tire & Technology Company, Ltd.	1,665	46,836
Hanmi Pharm Company, Ltd. (A)	125	24,461
Hanmi Semiconductor Company, Ltd.	2,656	31,992
HanmiGlobal Company, Ltd. (A)	473	9,958
Hanon Systems	4,596	31,333
Hansae Company, Ltd.	698	8,790
Hansae Yes24 Holdings Company, Ltd.	769	2,773
Hanshin Construction Company, Ltd. (A)	985	6,408
Hansol Chemical Company, Ltd.	257	39,697
Hansol Holdings Company, Ltd.	3,858	10,163
Hansol Logistics Company, Ltd. (A)	7,871	17,283
Hansol Paper Company, Ltd.	1,635	15,133
Hanssem Company, Ltd.	268	9,077
Hanwha Aerospace Company, Ltd.	526	35,723
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	66

	Shares	Value
South Korea (continued)
Hanwha Corp. (A)	1,297	$26,396
Hanwha General Insurance Company, Ltd. (A)	6,667	24,914
Hanwha Investment & Securities Company, Ltd. (A)	8,046	18,513
Hanwha Life Insurance Company, Ltd. (A)	11,044	24,816
Hanwha Solutions Corp. (A)	1,630	51,239
Hanyang Eng Company, Ltd.	1,161	12,904
Hanyang Securities Company, Ltd. (A)	2	14
Harim Holdings Company, Ltd.	1,361	12,317
HB SOLUTION Company, Ltd.	209	2,099
HD Hyundai Company, Ltd.	1,371	61,574
HDC Hyundai Development Co-Engineering & Construction, Series E (A)	2,487	19,456
HDCLabs Company, Ltd. (A)	262	1,578
Helixmith Company, Ltd. (A)	642	5,119
Hite Jinro Company, Ltd. (A)	1,846	33,327
Hitejinro Holdings Company, Ltd. (A)	1,133	8,502
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	2,679
HL Holdings Corp.	659	17,144
HL Mando Company, Ltd.	1,426	51,075
HLB Life Science Company, Ltd. (A)	2,420	20,165
HLB, Inc. (A)	1,180	28,750
HMM Company, Ltd. (A)	9,406	160,025
Homecast Company, Ltd. (A)	1,134	3,629
Hotel Shilla Company, Ltd.	893	54,074
HS Industries Company, Ltd. (A)	3,265	9,717
Hugel, Inc. (A)	171	16,645
Huons Global Company, Ltd.	661	10,230
Husteel Company, Ltd.	4,051	19,414
Huvis Corp. (A)	1,370	4,974
Huvitz Company, Ltd.	672	5,351
Hwa Shin Company, Ltd. (A)	1,306	9,162
Hwaseung Enterprise Company, Ltd. (A)	2,793	19,638
HYBE Company, Ltd. (A)	159	22,217
Hy-Lok Corp.	1,283	23,190
Hyosung Advanced Materials Corp.	79	24,506
Hyosung Chemical Corp. (A)	80	8,836
Hyosung Corp.	244	12,378
Hyosung Heavy Industries Corp. (A)	67	3,596
Hyosung TNC Corp.	131	45,275
Hyundai Autoever Corp.	271	23,229
Hyundai BNG Steel Company, Ltd.	218	1,863
Hyundai Construction Equipment Company, Ltd.	833	34,543
Hyundai Department Store Company, Ltd.	380	15,586
Hyundai Doosan Infracore Company, Ltd.	5,410	34,883
67	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hyundai Electric & Energy System Company, Ltd.	1,095	$34,759
Hyundai Elevator Company, Ltd. (A)	946	19,829
Hyundai Engineering & Construction Company, Ltd.	2,087	57,352
Hyundai Glovis Company, Ltd.	630	75,450
Hyundai Greenfood Company, Ltd.	3,412	18,698
Hyundai Home Shopping Network Corp.	441	17,170
Hyundai Livart Furniture Company, Ltd. (A)	1,313	8,644
Hyundai Marine & Fire Insurance Company, Ltd.	2,053	54,629
Hyundai Mipo Dockyard Company, Ltd.	337	17,863
Hyundai Mobis Company, Ltd.	735	118,059
Hyundai Motor Company	2,517	334,995
Hyundai Rotem Company, Ltd. (A)	807	15,211
Hyundai Steel Company	3,908	103,358
Hyundai Wia Corp.	378	15,948
Hyupjin Company, Ltd. (A)	724	699
IA, Inc. (A)	25,761	12,810
IHQ, Inc. (A)	4,680	1,101
Iljin Holdings Company, Ltd. (A)	4,893	15,093
Iljin Materials Company, Ltd. (A)	293	14,067
Ilyang Pharmaceutical Company, Ltd.	639	8,948
iMarketKorea, Inc.	1,567	12,455
InBody Company, Ltd.	1,525	33,364
Industrial Bank of Korea	7,253	56,875
Innocean Worldwide, Inc.	383	12,318
Innox Advanced Materials Company, Ltd.	866	25,463
Inscobee, Inc. (A)	4,497	4,751
Insun ENT Company, Ltd. (A)	1,874	12,910
INTOPS Company, Ltd.	657	13,914
Inzi Controls Company, Ltd. (A)	2,349	13,314
IS Dongseo Company, Ltd. (A)	819	27,176
i-SENS, Inc.	526	12,865
ISU Chemical Company, Ltd. (A)	1,684	30,973
IsuPetasys Company, Ltd.	1,612	11,117
Jahwa Electronics Company, Ltd. (A)	1,148	25,149
JB Financial Group Company, Ltd.	5,533	38,635
JC Chemical Company, Ltd. (A)	1,880	9,745
Jeil Savings Bank (A)(D)	1,850	0
Jeju Semiconductor Corp. (A)	5,245	18,878
Jusung Engineering Company, Ltd.	1,645	14,553
JVM Company, Ltd. (A)	218	3,172
JW Pharmaceutical Corp.	1,372	21,529
JYP Entertainment Corp. (A)	663	39,378
Kakao Corp.	835	39,305
Kangwon Land, Inc. (A)	1,542	23,523
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	68

	Shares	Value
South Korea (continued)
KAON Media Company, Ltd.	373	$2,582
KB Financial Group, Inc.	7,803	302,203
KC Tech Company, Ltd.	460	6,174
KCC Corp.	117	21,660
KCC Glass Corp.	684	21,012
KCTC	3,415	11,710
KEPCO Engineering & Construction Company, Inc. (A)	302	14,422
KEPCO Plant Service & Engineering Company, Ltd. (A)	870	21,286
Kespion Company, Ltd. (A)	8,120	4,897
KG Chemical Corp.	641	11,715
KG DONGBUSTEEL	2,195	14,344
KG Eco Technology Service Company, Ltd.	1,715	18,459
Kginicis Company, Ltd.	1,735	17,131
KGMobilians Company, Ltd.	1,431	7,284
KH Vatec Company, Ltd.	1,068	11,734
Kia Corp.	6,538	371,555
KISWIRE, Ltd. (A)	688	11,239
KIWOOM Securities Company, Ltd. (A)	726	56,577
KMW Company, Ltd. (A)	436	8,284
Koh Young Technology, Inc.	1,589	20,087
Kolmar BNH Company, Ltd. (A)	589	12,025
Kolmar Korea Company, Ltd. (A)	453	13,918
Kolmar Korea Holdings Company, Ltd. (A)	571	6,904
Kolon Corp.	754	12,417
Kolon Industries, Inc.	1,245	42,245
KoMiCo, Ltd. (A)	489	16,873
Korea Aerospace Industries, Ltd. (A)	707	24,073
Korea Circuit Company, Ltd. (A)	877	9,959
Korea Electric Power Corp.	3,750	51,003
Korea Electric Terminal Company, Ltd.	438	18,637
Korea Gas Corp. (A)	863	18,283
Korea Investment Holdings Company, Ltd. (A)	1,339	62,684
Korea Line Corp. (A)	8,922	15,742
Korea Petrochemical Industrial Company, Ltd. (A)	150	19,700
Korea Real Estate Investment & Trust Company, Ltd.	13,600	13,375
Korea Shipbuilding & Offshore Engineering Company, Ltd.	830	50,946
Korea United Pharm, Inc. (A)	348	5,926
Korea Zinc Company, Ltd.	117	51,661
Korean Air Lines Company, Ltd.	5,562	95,570
Korean Reinsurance Company	6,216	38,299
KPM Tech Company, Ltd. (A)	4,649	1,463
KPX Chemical Company, Ltd.	134	4,970
KSS LINE, Ltd.	1,928	12,856
KT Corp.	1,250	28,785
69	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
KT Skylife Company, Ltd.	2,656	$16,087
KT&G Corp.	1,197	80,324
Kukdo Chemical Company, Ltd.	337	11,511
Kum Yang Company, Ltd. (A)	1,175	34,113
Kumho HT, Inc. (A)	18,438	11,758
Kumho Petrochemical Company, Ltd. (A)	790	93,935
Kumho Tire Company, Inc. (A)	6,125	15,387
KUMHOE&C Company, Ltd. (A)	1,164	5,895
Kwang Dong Pharmaceutical Company, Ltd.	1,959	8,538
KX Innovation Company, Ltd.	1,202	5,264
Kyeryong Construction Industrial Company, Ltd.	1,232	17,752
Kyongbo Pharmaceutical Company, Ltd.	455	2,351
Kyung Dong Navien Company, Ltd.	334	9,518
Kyungdong Pharm Company, Ltd.	2,317	13,749
Kyung-In Synthetic Corp.	2,294	7,715
L&C Bio Company, Ltd.	662	11,385
L&F Company, Ltd.	315	62,328
LabGenomics Company, Ltd. (A)	2,672	12,533
LB Semicon, Inc. (A)	1,498	8,600
LEENO Industrial, Inc.	261	31,984
LF Corp.	1,828	23,961
LG Chem, Ltd.	388	199,177
LG Corp.	1,568	97,558
LG Display Company, Ltd.	2,310	26,701
LG Display Company, Ltd., ADR	11,162	64,963
LG Electronics, Inc.	3,527	295,830
LG H&H Company, Ltd.	81	40,873
LG HelloVision Company, Ltd.	2,843	9,588
LG Innotek Company, Ltd.	397	82,955
LG Uplus Corp.	9,491	79,392
LIG Nex1 Company, Ltd.	395	22,281
Lock&Lock Company, Ltd.	920	4,480
Lotte Chemical Corp.	238	32,043
Lotte Chilsung Beverage Company, Ltd.	242	30,608
Lotte Confectionery Company, Ltd.	206	18,709
Lotte Corp.	1,241	28,722
LOTTE Fine Chemical Company, Ltd.	703	30,829
LOTTE Himart Company, Ltd.	604	6,058
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	8,684
Lotte Shopping Company, Ltd.	386	25,370
LS Corp.	565	28,771
LS Electric Company, Ltd.	593	22,487
LX Hausys, Ltd.	473	12,762
LX Holdings Corp.	2,817	18,154
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	70

	Shares	Value
South Korea (continued)
LX International Corp.	1,440	$34,068
LX Semicon Company, Ltd.	383	26,720
Macquarie Korea Infrastructure Fund	8,768	82,593
Maeil Dairies Company, Ltd.	256	9,560
Mcnex Company, Ltd.	678	14,177
Medytox, Inc.	366	60,464
Meerecompany, Inc.	83	1,899
MegaStudyEdu Company, Ltd.	501	26,160
Meritz Financial Group, Inc.	1,790	60,852
Meritz Securities Company, Ltd.	6,741	35,771
MiCo, Ltd. (A)	1,727	11,025
Mirae Asset Life Insurance Company, Ltd. (A)	6,888	14,997
Mirae Asset Securities Company, Ltd.	7,370	39,794
Mirae Asset Venture Investment Company, Ltd. (A)	2,606	11,154
Miwon Commercial Company, Ltd.	98	13,278
MK Electron Company, Ltd.	1,378	15,567
Moorim P&P Company, Ltd.	3,759	11,429
Motrex Company, Ltd.	1,716	23,640
Multicampus Company, Ltd.	178	5,224
MyungMoon Pharm Company, Ltd. (A)	1,061	2,160
Namhae Chemical Corp.	1,084	7,377
Namsun Aluminum Company, Ltd. (A)	7,722	14,489
NAVER Corp.	424	66,654
NCSoft Corp.	137	44,951
Neowiz (A)	886	31,325
Neowiz Holdings Corp. (A)	409	9,297
Nepes Ark Corp. (A)	942	15,638
NEPES Corp. (A)	486	6,474
Netmarble Corp. (A)(B)	464	21,628
Nexen Tire Corp. (A)	4,056	22,990
NEXTIN, Inc.	476	21,609
NH Investment & Securities Company, Ltd. (A)	2,917	20,938
NHN Corp. (A)	718	15,707
NHN KCP Corp.	1,233	12,674
NICE Holdings Company, Ltd. (A)	1,125	11,639
Nice Information & Telecommunication, Inc. (A)	598	12,849
NICE Information Service Company, Ltd. (A)	1,825	17,894
Nong Woo Bio Company, Ltd.	564	3,874
NongShim Company, Ltd.	120	33,207
NOROO Paint & Coatings Company, Ltd. (A)	430	2,568
OCI Company, Ltd.	858	58,796
OPTUS Pharmaceutical Company, Ltd.	549	2,502
Orion Corp.	408	38,566
Orion Holdings Corp.	1,265	15,082
71	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Osung Advanced Materials Company, Ltd. (A)	5,009	$6,265
Ottogi Corp. (A)	37	12,312
Pan Ocean Company, Ltd.	14,756	70,502
Paradise Company, Ltd. (A)	1,307	16,510
Park Systems Corp.	234	24,180
Partron Company, Ltd.	1,950	11,901
Pearl Abyss Corp. (A)	412	13,931
People & Technology, Inc.	844	27,724
PharmaResearch Company, Ltd.	170	9,544
Pharmicell Company, Ltd. (A)	1,235	9,005
PI Advanced Materials Company, Ltd. (A)	558	14,707
Poongsan Corp.	1,263	34,259
POSCO Chemical Company, Ltd.	178	29,699
POSCO Holdings, Inc.	1,540	371,176
Posco International Corp.	2,195	37,432
PSK, Inc.	1,312	17,557
Pulmuone Company, Ltd.	814	6,596
RFHIC Corp.	601	10,175
S-1 Corp.	411	17,523
Sajodaerim Corp.	926	18,534
Sam Chun Dang Pharm Company, Ltd.	567	22,126
Sam Young Electronics Company, Ltd. (A)	1,240	8,876
Sam Yung Trading Company, Ltd.	901	8,808
Sambu Engineering & Construction Company, Ltd. (A)	10,696	10,997
Samchully Company, Ltd. (A)	63	24,432
Samick THK Company, Ltd.	534	5,146
Samji Electronics Company, Ltd. (A)	2,081	13,196
Samjin Pharmaceutical Company, Ltd.	502	8,543
Samkee Corp. (A)	5,031	12,874
SAMPYO Cement Company, Ltd.	2,549	6,624
Samsung Biologics Company, Ltd. (A)(B)	38	22,201
Samsung C&T Corp.	947	78,775
Samsung Card Company, Ltd.	1,362	31,600
Samsung Electro-Mechanics Company, Ltd.	1,662	180,703
Samsung Electronics Company, Ltd.	72,439	3,314,441
Samsung Electronics Company, Ltd., GDR	1,171	1,340,112
Samsung Engineering Company, Ltd. (A)	1,667	33,052
Samsung Fire & Marine Insurance Company, Ltd.	1,006	163,159
Samsung Heavy Industries Company, Ltd. (A)	6,406	26,600
Samsung Life Insurance Company, Ltd.	1,023	52,683
Samsung SDI Company, Ltd.	258	135,547
Samsung SDS Company, Ltd.	458	43,315
Samsung Securities Company, Ltd.	1,690	42,770
SAMT Company, Ltd. (A)	6,335	13,385
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	72

	Shares	Value
South Korea (continued)
Samwha Capacitor Company, Ltd.	526	$17,808
Samyang Corp.	253	8,154
Samyang Foods Company, Ltd.	292	26,300
Samyang Holdings Corp.	267	15,886
Sangsangin Company, Ltd.	3,162	14,202
SaraminHR Company, Ltd. (A)	326	6,372
Seah Besteel Holdings Corp. (A)	1,462	24,822
SeAH Holdings Corp.	61	5,080
SeAH Steel Corp.	195	20,598
SeAH Steel Holdings Corp.	93	10,991
Sebang Company, Ltd.	571	18,592
Sebang Global Battery Company, Ltd.	496	19,430
Seegene, Inc.	2,115	38,921
Sejong Industrial Company, Ltd. (A)	995	4,774
Seojin System Company, Ltd. (A)	1,392	17,892
Seoul Semiconductor Company, Ltd. (A)	1,598	13,215
SEOWONINTECH Company, Ltd.	540	2,414
Seoyon Company, Ltd. (A)	2,013	12,504
Seoyon E-Hwa Company, Ltd. (A)	105	877
Sewon E&C Company, Ltd. (A)	4,490	1,518
SFA Engineering Corp.	833	22,604
SFA Semicon Company, Ltd. (A)	2,349	7,570
SGC Energy Company, Ltd.	730	17,273
SGC eTec E&C Company, Ltd.	205	4,584
SH Energy & Chemical Company, Ltd. (A)	2,681	1,705
Shin Heung Energy & Electronics Company, Ltd.	599	21,462
Shin Poong Pharmaceutical Company, Ltd. (A)	207	3,031
Shinhan Financial Group Company, Ltd.	11,393	334,556
Shinsegae Engineering & Construction Company, Ltd.	261	4,186
Shinsegae Food Company, Ltd.	221	8,023
Shinsegae International, Inc.	545	9,241
Shinsegae, Inc.	327	50,390
Shinsung Delta Tech Company, Ltd.	2,414	16,823
Shinsung E&G Company, Ltd. (A)	12,585	16,061
Shinyoung Securities Company, Ltd.	377	17,128
SIMMTECH Company, Ltd.	552	11,979
SIMMTECH HOLDINGS Company, Ltd.	4,459	11,563
SIMPAC, Inc.	4,651	18,920
SK Chemicals Company, Ltd.	152	8,989
SK D&D Company, Ltd.	481	7,444
SK Discovery Company, Ltd.	404	9,796
SK Gas, Ltd.	234	22,273
SK Hynix, Inc.	15,174	1,025,532
SK IE Technology Company, Ltd. (A)(B)	460	22,678
73	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
SK Innovation Company, Ltd. (A)	1,788	$202,233
SK Networks Company, Ltd.	9,038	28,091
SK Securities Company, Ltd. (A)	33,889	19,633
SK Telecom Company, Ltd.	1,762	60,072
SK, Inc.	1,063	143,367
SKC Company, Ltd.	361	26,701
SL Corp. (A)	916	18,875
SM Entertainment Company, Ltd.	343	32,995
S-MAC Company, Ltd. (A)	4,732	4,713
SNT Holdings Company, Ltd.	302	3,583
SNT Motiv Company, Ltd.	643	23,438
S-Oil Corp.	1,221	74,033
Solid, Inc.	2,651	12,067
SOLUM Company, Ltd. (A)	1,423	23,792
Solus Advanced Materials Company, Ltd.	459	17,028
Songwon Industrial Company, Ltd.	862	12,426
Soulbrain Company, Ltd.	162	28,586
Soulbrain Holdings Company, Ltd.	248	4,513
Spigen Korea Company, Ltd.	296	7,623
SSANGYONG C&E Company, Ltd.	4,522	19,811
ST Pharm Company, Ltd.	358	21,195
STIC Investments, Inc.	1,746	8,036
Studio Dragon Corp. (A)	258	14,863
Sugentech, Inc. (A)	1,465	9,312
Suheung Company, Ltd.	579	14,026
Sun Kwang Company, Ltd.	98	10,904
Sung Kwang Bend Company, Ltd.	1,291	12,871
Sungshin Cement Company, Ltd.	1,538	10,270
Sungwoo Hitech Company, Ltd.	6,093	31,767
Sunjin Company, Ltd.	1,060	7,625
Sunny Electronics Corp. (A)	1,058	2,264
Suprema, Inc. (A)	225	4,183
SY Company, Ltd. (A)	1,552	4,159
Synopex, Inc. (A)	11,209	23,229
Systems Technology, Inc.	946	8,608
Tae Kyung Industrial Company, Ltd.	604	2,905
Taekwang Industrial Company, Ltd. (A)	15	8,864
Taeyoung Engineering & Construction Company, Ltd.	2,164	7,144
Taihan Electric Wire Company, Ltd. (A)	22,026	24,269
Taihan Fiberoptics Company, Ltd. (A)	8,404	15,579
TCC Steel (A)	2,442	22,737
TechWing, Inc.	2,472	11,819
Telechips, Inc.	1,208	14,014
TES Company, Ltd.	818	11,452
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	74

	Shares	Value
South Korea (continued)
Theragen Etex Company, Ltd. (A)	1,048	$3,780
TK Corp.	1,251	15,336
TKG Huchems Company, Ltd.	1,256	19,166
Tokai Carbon Korea Company, Ltd.	189	15,135
Tongyang Life Insurance Company, Ltd. (A)	3,769	12,446
Toptec Company, Ltd.	1,541	11,642
TSE Company, Ltd.	653	18,974
TY Holdings Company, Ltd. (A)	1,334	12,603
TYM Corp.	13,308	27,304
Uju Electronics Company, Ltd.	578	6,337
Unid Btplus Company, Ltd. (A)	267	1,931
Unid Company, Ltd.	170	10,504
Union Semiconductor Equipment & Materials Company, Ltd.	1,777	8,744
Uniquest Corp.	1,605	12,699
Unison Company, Ltd. (A)	8,470	10,318
Value Added Technology Company, Ltd. (A)	533	13,075
Webzen, Inc.	1,268	17,189
Whanin Pharmaceutical Company, Ltd. (A)	637	8,262
Winix, Inc.	1,393	13,161
WiSoL Company, Ltd.	1,676	9,224
WIZIT Company, Ltd. (A)	3,288	1,935
WONIK CUBE Corp. (A)	1,133	1,781
Wonik Holdings Company, Ltd. (A)	3,450	9,101
WONIK IPS Company, Ltd.	1,338	31,384
Wonik QnC Corp. (A)	792	14,232
Woori Financial Group, Inc.	11,908	109,780
Woori Investment Bank Company, Ltd.	16,599	10,074
Woori Technology Investment Company, Ltd. (A)	4,199	15,061
Woori Technology, Inc. (A)	3,129	3,296
Woorison F&G Company, Ltd.	2,437	3,407
Y G-1 Company, Ltd.	1,316	6,403
YG Entertainment, Inc.	319	13,958
YJM Games Company, Ltd. (A)	1,588	1,626
Youlchon Chemical Company, Ltd.	1,067	38,982
Young Poong Precision Corp.	1,950	18,368
Youngone Corp. (A)	961	30,942
Youngone Holdings Company, Ltd. (A)	249	12,979
Yuanta Securities Korea Company, Ltd. (A)	8,310	17,349
Yuhan Corp.	913	36,362
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	8,664
Zinus, Inc.	1,264	29,257
Spain 0.0%		11,511
AmRest Holdings SE (A)	2,461	11,511
75	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan 16.4%		$28,121,230
Abico Avy Company, Ltd. (A)	11,089	8,056
Ability Enterprise Company, Ltd.	24,000	16,243
AcBel Polytech, Inc.	18,000	22,312
Accton Technology Corp.	7,796	71,397
Acer, Inc.	64,510	53,494
ACES Electronic Company, Ltd.	11,000	12,350
Acter Group Corp., Ltd.	3,394	13,325
A-DATA Technology Company, Ltd.	10,000	21,631
Addcn Technology Company, Ltd.	2,366	15,091
Advanced Ceramic X Corp.	2,000	15,215
Advanced Energy Solution Holding Company, Ltd.	1,000	26,765
Advanced International Multitech Company, Ltd.	8,000	29,125
Advanced Wireless Semiconductor Company	4,000	9,981
Advantech Company, Ltd.	3,738	43,361
Aerospace Industrial Development Corp.	11,000	13,871
AGV Products Corp.	59,000	21,924
ALI Corp. (A)	19,000	13,595
All Ring Tech Company, Ltd.	10,000	23,502
Allied Supreme Corp.	2,000	22,892
Allis Electric Company, Ltd.	4,200	5,282
Alltek Technology Corp.	11,445	16,311
Alltop Technology Company, Ltd.	2,000	8,699
Alpha Networks, Inc.	12,000	12,723
Altek Corp.	10,000	11,284
Amazing Microelectronic Corp.	4,931	20,826
AMPOC Far-East Company, Ltd.	7,000	11,775
AmTRAN Technology Company, Ltd.	18,900	6,611
Anpec Electronics Corp.	3,000	14,040
Apacer Technology, Inc.	8,000	12,451
Apex Biotechnology Corp.	8,060	6,891
Apex International Company, Ltd.	9,000	18,008
Arcadyan Technology Corp.	8,898	30,932
Ardentec Corp.	19,363	35,473
ASE Technology Holding Company, Ltd., ADR	44,610	319,854
Asia Cement Corp.	53,608	78,597
Asia Optical Company, Inc.	9,710	20,607
Asia Pacific Telecom Company, Ltd. (A)	116,666	23,751
Asia Polymer Corp.	29,994	28,440
Asia Vital Components Company, Ltd.	10,667	41,809
ASIX Electronics Corp.	5,000	18,622
ASMedia Technology, Inc.	1,000	32,102
ASPEED Technology, Inc.	1,100	98,871
ASROCK, Inc.	3,000	15,528
Asustek Computer, Inc.	11,528	104,413
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	76

	Shares	Value
Taiwan (continued)
Aten International Company, Ltd.	4,000	$10,688
Audix Corp.	6,000	11,108
AUO Corp.	185,800	113,069
AURAS Technology Company, Ltd.	3,000	15,724
Aurora Corp.	4,000	10,550
Bafang Yunji International Company, Ltd.	3,000	24,698
Bank of Kaohsiung Company, Ltd.	43,580	17,906
Basso Industry Corp.	8,700	12,606
BenQ Materials Corp.	23,000	27,347
BES Engineering Corp.	45,200	13,025
Brighton-Best International Taiwan, Inc.	28,000	34,846
C Sun Manufacturing, Ltd.	8,240	12,599
Calin Technology Company, Ltd. (A)	10,000	13,369
Capital Securities Corp.	64,826	25,706
Career Technology MFG. Company, Ltd. (A)	29,599	23,275
Castles Technology Company, Ltd.	10,000	29,635
Caswell, Inc.	3,000	9,167
Catcher Technology Company, Ltd.	16,000	96,689
Cathay Financial Holding Company, Ltd.	167,825	237,991
Cathay Real Estate Development Company, Ltd.	19,000	10,750
Center Laboratories, Inc.	18,902	29,288
Central Reinsurance Company, Ltd.	21,838	13,271
Chailease Holding Company, Ltd.	21,674	158,864
Chang Hwa Commercial Bank, Ltd.	106,528	60,795
Chang Wah Electromaterials, Inc.	14,090	15,216
Chang Wah Technology Company, Ltd.	17,500	19,729
Channel Well Technology Company, Ltd.	7,000	7,429
Charoen Pokphand Enterprise	12,611	33,251
CHC Resources Corp.	7,000	10,815
Chen Full International Company, Ltd. (A)	14,000	19,886
Chenbro Micom Company, Ltd.	7,000	20,399
Cheng Loong Corp.	47,480	44,913
Cheng Mei Materials Technology Corp. (A)	46,050	18,776
Cheng Shin Rubber Industry Company, Ltd.	74,031	82,961
Cheng Uei Precision Industry Company, Ltd.	16,000	20,941
Chia Chang Company, Ltd.	10,000	12,353
Chia Hsin Cement Corp.	17,089	11,383
Chicony Electronics Company, Ltd.	12,455	37,411
Chicony Power Technology Company, Ltd.	12,305	31,691
Chief Telecom, Inc.	3,000	35,003
Chieftek Precision Company, Ltd.	7,700	19,493
China Airlines, Ltd.	119,820	79,301
China Bills Finance Corp.	43,000	21,874
China Development Financial Holding Corp.	392,192	168,868
77	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
China Electric Manufacturing Corp.	35,000	$16,272
China General Plastics Corp.	13,690	12,835
China Man-Made Fiber Corp. (A)	59,001	16,784
China Metal Products Company, Ltd.	14,966	16,327
China Motor Corp.	10,000	18,701
China Petrochemical Development Corp.	171,683	57,265
China Steel Chemical Corp.	6,000	22,246
China Steel Corp.	266,038	273,681
Ching Feng Home Fashions Company, Ltd.	11,000	6,952
Chin-Poon Industrial Company, Ltd.	13,642	13,161
Chipbond Technology Corp.	33,000	72,581
ChipMOS Technologies, Inc.	37,638	44,795
Chong Hong Construction Company, Ltd.	5,024	12,540
Chroma ATE, Inc.	6,440	38,779
Chun Yuan Steel Industry Company, Ltd.	33,381	18,460
Chung Hung Steel Corp.	50,226	47,335
Chung Hwa Food Industrial Company, Ltd.	3,000	10,436
Chung-Hsin Electric & Machinery Manufacturing Corp.	22,000	68,377
Chunghwa Precision Test Tech Company, Ltd.	1,000	19,168
Chunghwa Telecom Company, Ltd.	34,000	128,549
Cleanaway Company, Ltd.	6,000	37,003
Clevo Company	17,120	17,388
CMC Magnetics Corp. (A)	27,448	7,207
Compal Electronics, Inc.	97,895	77,420
Compeq Manufacturing Company, Ltd.	64,000	95,362
Concord Securities Company, Ltd.	38,000	13,374
Continental Holdings Corp.	12,950	13,228
Coremax Corp.	3,990	13,243
Coretronic Corp.	17,000	35,820
Co-Tech Development Corp.	9,000	18,402
CSBC Corp. Taiwan (A)	14,000	10,806
CTBC Financial Holding Company, Ltd.	426,967	316,995
CTCI Corp.	17,000	24,721
CyberPower Systems, Inc.	4,000	16,212
CyberTAN Technology, Inc.	23,000	18,001
DA CIN Construction Company, Ltd.	11,000	11,420
Da-Li Development Company, Ltd.	17,000	17,358
Darfon Electronics Corp.	7,000	9,453
Daxin Materials Corp.	9,000	23,762
Delta Electronics, Inc.	15,253	142,703
Depo Auto Parts Industrial Company, Ltd.	8,000	22,858
Dimerco Data System Corp.	6,300	15,748
Dimerco Express Corp.	6,000	15,436
D-Link Corp.	19,004	10,720
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	78

	Shares	Value
Taiwan (continued)
Dynamic Holding Company, Ltd.	31,000	$18,045
Dynapack International Technology Corp.	5,000	13,362
E Ink Holdings, Inc.	8,000	50,623
E&R Engineering Corp.	9,000	15,501
E.Sun Financial Holding Company, Ltd.	151,628	123,748
Eastern Media International Corp.	27,300	20,749
Eclat Textile Company, Ltd.	4,532	71,244
ECOVE Environment Corp.	3,000	26,428
Edom Technology Company, Ltd.	10,000	9,417
Egis Technology, Inc.	4,000	10,347
Elan Microelectronics Corp.	9,400	33,277
E-LIFE MALL Corp.	6,000	16,877
Elite Advanced Laser Corp.	9,000	11,993
Elite Material Company, Ltd.	7,831	48,785
Elite Semiconductor Microelectronics Technology, Inc.	7,000	17,950
Elitegroup Computer Systems Company, Ltd.	15,000	10,556
eMemory Technology, Inc.	1,000	60,099
Emerging Display Technologies Corp.	30,000	21,979
Ennoconn Corp.	3,000	22,860
Ennostar, Inc.	31,605	50,755
EnTie Commercial Bank Company, Ltd.	52,000	25,257
Episil Technologies, Inc.	8,000	24,204
Episil-Precision, Inc.	7,000	17,286
Eris Technology Corp.	3,000	25,057
Eson Precision Ind Company, Ltd.	12,000	24,449
Eternal Materials Company, Ltd.	33,217	35,016
Etron Technology, Inc.	9,448	14,530
Eva Airways Corp.	110,332	102,184
Everest Textile Company, Ltd. (A)	50,000	11,956
Evergreen International Storage & Transport Corp.	15,320	14,007
Evergreen Marine Corp. Taiwan, Ltd.	39,672	202,733
Evergreen Steel Corp.	12,000	20,607
Everlight Chemical Industrial Corp.	26,000	15,950
Everlight Electronics Company, Ltd.	16,000	20,140
Excelsior Medical Company, Ltd.	11,000	28,038
Far Eastern Department Stores, Ltd.	54,558	40,165
Far Eastern International Bank	129,418	50,174
Far Eastern New Century Corp.	59,878	63,655
Far EasTone Telecommunications Company, Ltd.	25,000	56,411
Faraday Technology Corp.	8,000	48,094
Farglory F T Z Investment Holding Company, Ltd.	11,000	19,757
Farglory Land Development Company, Ltd.	17,526	33,867
Federal Corp. (A)	21,137	15,061
Feng Hsin Steel Company, Ltd.	17,000	39,808
79	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Feng TAY Enterprise Company, Ltd.	12,494	$75,264
First Financial Holding Company, Ltd.	159,880	140,108
First Hi-Tec Enterprise Company, Ltd.	8,000	16,367
First Hotel	14,923	7,458
First Steamship Company, Ltd. (A)	31,479	10,297
FIT Holding Company, Ltd.	12,000	12,072
Fitipower Integrated Technology, Inc.	6,000	32,465
Fittech Company, Ltd.	3,000	9,446
FLEXium Interconnect, Inc. (A)	14,352	46,170
Flytech Technology Company, Ltd.	6,125	14,551
Formosa Advanced Technologies Company, Ltd.	9,000	12,668
Formosa Chemicals & Fibre Corp.	48,440	112,412
Formosa International Hotels Corp.	4,000	40,971
Formosa Laboratories, Inc.	9,000	21,214
Formosa Petrochemical Corp.	12,000	33,382
Formosa Plastics Corp.	21,880	64,952
Formosa Sumco Technology Corp.	2,000	9,802
Formosa Taffeta Company, Ltd.	32,000	29,024
Formosan Rubber Group, Inc.	18,180	13,252
Formosan Union Chemical	26,000	20,708
Foxconn Technology Company, Ltd.	21,617	39,311
Foxsemicon Integrated Technology, Inc.	2,427	16,416
Froch Enterprise Company, Ltd.	32,000	24,523
FSP Technology, Inc.	8,000	11,114
Fubon Financial Holding Company, Ltd.	143,175	279,966
Fulgent Sun International Holding Company, Ltd.	9,112	40,565
Fulltech Fiber Glass Corp.	34,357	14,229
Fusheng Precision Company, Ltd.	5,000	40,660
Fwusow Industry Company, Ltd.	21,000	14,375
G Shank Enterprise Company, Ltd.	8,000	12,802
Gallant Precision Machining Company, Ltd.	14,000	13,538
Gamania Digital Entertainment Company, Ltd.	7,000	18,455
GEM Services, Inc.	7,000	17,018
Gemtek Technology Corp.	26,496	24,044
General Interface Solution Holding, Ltd.	14,000	39,455
Genius Electronic Optical Company, Ltd.	2,952	37,327
GeoVision, Inc.	1,703	2,186
Getac Holdings Corp.	20,000	32,158
GFC, Ltd.	6,000	14,500
Giant Manufacturing Company, Ltd.	10,217	67,976
Gigabyte Technology Company, Ltd.	11,719	45,379
Gigasolar Materials Corp. (A)	7,000	24,644
Gigastorage Corp. (A)	21,000	13,531
Global Brands Manufacture, Ltd.	14,362	14,052
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	80

	Shares	Value
Taiwan (continued)
Global Lighting Technologies, Inc.	10,000	$19,111
Global Mixed Mode Technology, Inc.	7,000	39,934
Global PMX Company, Ltd.	2,000	9,749
Global Unichip Corp.	2,000	75,265
Globalwafers Company, Ltd.	6,000	99,210
Globe Union Industrial Corp. (A)	22,000	9,456
Gloria Material Technology Corp.	22,000	32,378
GMI Technology, Inc.	27,000	16,243
Gold Circuit Electronics, Ltd.	8,100	24,403
Goldsun Building Materials Company, Ltd.	52,208	47,381
Gourmet Master Company, Ltd.	4,000	20,641
Grand Pacific Petrochemical	48,000	31,206
Grand Process Technology Corp.	2,000	16,603
Grape King Bio, Ltd.	7,000	41,580
Great Taipei Gas Company, Ltd.	25,000	25,624
Great Tree Pharmacy Company, Ltd.	3,771	41,198
Great Wall Enterprise Company, Ltd.	26,287	43,557
Greatek Electronics, Inc.	24,000	41,858
Gudeng Precision Industrial Company, Ltd.	3,000	28,350
Hannstar Board Corp.	23,213	26,212
HannStar Display Corp.	111,980	46,770
HannsTouch Solution, Inc.	42,000	13,974
Hey Song Corp.	18,250	20,877
Highlight Tech Corp.	7,000	12,317
Highwealth Construction Corp.	27,994	38,922
Hitron Technology, Inc.	8,267	7,346
Hiwin Technologies Corp.	7,083	57,763
Hiyes International Company, Ltd.	7,000	15,555
Ho Tung Chemical Corp.	55,773	16,294
Holtek Semiconductor, Inc.	5,000	12,089
Holy Stone Enterprise Company, Ltd.	7,000	21,971
Hon Hai Precision Industry Company, Ltd.	130,352	431,205
Hong TAI Electric Industrial	29,000	17,968
Horizon Securities Company, Ltd.	43,460	14,194
Hotai Finance Company, Ltd.	4,000	14,452
Hotai Motor Company, Ltd.	2,000	40,311
Hsin Kuang Steel Company, Ltd.	9,000	13,187
HTC Corp. (A)	16,700	35,563
Hu Lane Associate, Inc.	3,000	14,987
HUA ENG Wire & Cable Company, Ltd.	36,000	18,358
Hua Nan Financial Holdings Company, Ltd.	115,398	86,244
Huaku Development Company, Ltd.	12,353	37,323
Huang Hsiang Construction Corp.	10,000	14,557
Hung Ching Development & Construction Company, Ltd.	14,000	9,994
81	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Ibase Technology, Inc.	10,000	$27,287
IBF Financial Holdings Company, Ltd.	92,070	37,990
Ichia Technologies, Inc.	19,000	11,869
IEI Integration Corp.	9,000	24,033
Infortrend Technology, Inc.	36,000	22,426
Innodisk Corp.	2,676	19,650
Innolux Corp.	252,998	121,194
Inpaq Technology Company, Ltd.	6,650	12,437
Integrated Service Technology, Inc.	9,000	25,111
International CSRC Investment Holdings Company	35,797	24,311
International Games System Company, Ltd.	2,000	32,952
Inventec Corp.	49,705	43,179
ITE Technology, Inc.	6,000	17,415
ITEQ Corp.	12,626	31,078
Jentech Precision Industrial Company, Ltd.	2,199	30,377
Jourdeness Group, Ltd.	3,000	8,093
Kaimei Electronic Corp.	2,292	4,991
Kedge Construction Company, Ltd.	7,700	14,337
Keding Enterprises Company, Ltd.	5,000	21,004
KEE TAI Properties Company, Ltd.	24,973	10,756
Kenda Rubber Industrial Company, Ltd.	17,947	18,237
Kenmec Mechanical Engineering Company, Ltd. (A)	18,000	16,301
Kerry TJ Logistics Company, Ltd.	9,000	11,242
Keystone Microtech Corp.	2,000	13,627
Kindom Development Company, Ltd.	29,000	27,598
King Slide Works Company, Ltd.	2,000	27,276
King Yuan Electronics Company, Ltd.	67,762	92,612
King’s Town Bank Company, Ltd.	37,000	41,278
Kinik Company	6,000	22,269
Kinko Optical Company, Ltd. (A)	24,000	20,277
Kinpo Electronics, Inc.	52,724	23,639
Kinsus Interconnect Technology Corp.	23,000	80,543
KMC Kuei Meng International, Inc.	3,000	14,829
KNH Enterprise Company, Ltd.	22,000	12,657
KS Terminals, Inc.	7,000	16,436
Kung Long Batteries Industrial Company, Ltd.	3,000	13,766
Kung Sing Engineering Corp. (A)	37,000	8,574
Kwong Lung Enterprise Company, Ltd.	7,000	12,611
L&K Engineering Company, Ltd.	11,000	14,546
LandMark Optoelectronics Corp.	2,000	8,584
Lanner Electronics, Inc.	11,000	39,212
Largan Precision Company, Ltd.	1,000	71,890
Lealea Enterprise Company, Ltd.	28,863	10,026
LEE CHI Enterprises Company, Ltd.	17,000	11,453
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	82

	Shares	Value
Taiwan (continued)
Lelon Electronics Corp.	10,000	$20,734
Lian HWA Food Corp.	7,770	21,924
Lida Holdings, Ltd.	4,640	4,579
Lien Hwa Industrial Holdings Corp.	14,814	26,409
Lingsen Precision Industries, Ltd.	26,000	12,862
Lite-On Technology Corp.	44,250	100,692
Long Da Construction & Development Corp.	21,000	16,085
Longchen Paper & Packaging Company, Ltd.	47,715	29,537
Lotes Company, Ltd.	2,199	61,772
Lotus Pharmaceutical Company, Ltd. (A)	2,000	18,408
Lumax International Corp., Ltd.	6,169	15,179
Lung Yen Life Service Corp.	14,000	17,615
Macauto Industrial Company, Ltd.	6,000	13,792
Machvision, Inc.	2,079	11,624
Macroblock, Inc.	3,000	11,285
Macronix International Company, Ltd.	55,706	62,378
Makalot Industrial Company, Ltd.	6,247	43,721
Marketech International Corp.	4,000	16,515
Materials Analysis Technology, Inc.	5,000	29,616
Mechema Chemicals International Corp.	5,000	17,864
MediaTek, Inc.	31,000	727,850
Medigen Biotechnology Corp. (A)	9,000	9,571
Mega Financial Holding Company, Ltd.	125,069	136,439
Meiloon Industrial Company	21,600	15,072
Mercuries & Associates Holding, Ltd.	15,150	8,358
Mercuries Life Insurance Company, Ltd. (A)	100,162	17,638
Merida Industry Company, Ltd.	3,162	18,634
Merry Electronics Company, Ltd.	6,128	17,056
Micro-Star International Company, Ltd.	16,488	73,554
Mildef Crete, Inc.	4,000	6,218
Mirle Automation Corp.	15,000	19,183
Mitac Holdings Corp.	38,448	39,723
momo.com, Inc.	1,560	40,093
MOSA Industrial Corp.	12,000	10,238
MPI Corp.	6,000	24,142
MSScorps Company, Ltd.	4,000	17,926
Namchow Holdings Company, Ltd.	12,000	18,438
Nan Ya Plastics Corp.	62,860	154,662
Nan Ya Printed Circuit Board Corp.	9,000	68,219
Nantex Industry Company, Ltd.	26,039	36,985
Nanya Technology Corp.	50,985	97,051
National Petroleum Company, Ltd.	9,000	17,529
Nexcom International Company, Ltd.	15,000	19,784
Nichidenbo Corp.	6,000	11,052
83	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Nien Made Enterprise Company, Ltd.	6,000	$63,883
Nova Technology Corp.	6,000	19,376
Novatek Microelectronics Corp.	16,000	211,450
Nuvoton Technology Corp.	5,000	24,006
O-Bank Company, Ltd.	100,562	31,969
Ocean Plastics Company, Ltd.	10,000	11,852
Oneness Biotech Company, Ltd. (A)	3,000	25,687
Orient Semiconductor Electronics, Ltd.	13,000	8,329
Oriental Union Chemical Corp.	36,300	22,447
O-TA Precision Industry Company, Ltd.	5,000	21,228
Pacific Hospital Supply Company, Ltd.	5,498	14,063
Pan German Universal Motors, Ltd.	2,000	15,241
Pan Jit International, Inc.	10,000	21,785
Pan-International Industrial Corp.	28,443	35,884
PChome Online, Inc.	7,000	14,661
PCL Technologies, Inc.	3,664	13,162
Pegatron Corp.	69,321	153,587
Pegavision Corp.	1,000	14,675
PharmaEssentia Corp. (A)	1,043	17,133
Pharmally International Holding Company, Ltd. (A)(D)	3,533	2,297
Phison Electronics Corp.	3,000	34,160
Phoenix Silicon International Corp.	12,000	22,067
Pixart Imaging, Inc.	4,000	14,470
Polytronics Technology Corp.	4,188	9,007
Pou Chen Corp.	60,448	66,236
Power Wind Health Industry, Inc. (A)	3,150	14,668
Powerchip Semiconductor Manufacturing Corp.	124,000	134,887
Powertech Technology, Inc.	33,000	95,422
Poya International Company, Ltd.	1,941	37,533
President Chain Store Corp.	12,000	104,853
President Securities Corp.	29,515	16,630
Primax Electronics, Ltd.	18,000	34,992
Prince Housing & Development Corp.	37,943	14,255
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	7,000	9,030
Prosperity Dielectrics Company, Ltd.	7,000	9,802
Qisda Corp.	45,440	44,615
Quanta Computer, Inc.	45,000	117,786
Quanta Storage, Inc.	14,000	22,345
Quintain Steel Company, Ltd.	30,740	19,149
Radiant Opto-Electronics Corp.	18,343	63,324
Radium Life Tech Company, Ltd.	42,476	13,377
Raydium Semiconductor Corp.	3,000	40,210
RDC Semiconductor Company, Ltd. (A)	2,000	12,800
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	84

	Shares	Value
Taiwan (continued)
Realtek Semiconductor Corp.	11,706	$144,311
Rechi Precision Company, Ltd.	22,000	12,495
Rexon Industrial Corp., Ltd.	9,000	9,082
Rich Development Company, Ltd.	36,000	13,162
Ritek Corp. (A)	29,707	8,369
Roo Hsing Company, Ltd. (A)(D)	48,000	4,600
Ruentex Development Company, Ltd.	30,456	44,121
Ruentex Engineering & Construction Company	3,000	11,999
Ruentex Industries, Ltd.	20,574	45,406
Sakura Development Company, Ltd.	23,000	26,129
Sampo Corp.	16,197	14,281
San Fu Chemical Company, Ltd.	5,000	21,228
San Shing Fastech Corp.	7,000	11,808
Sanyang Motor Company, Ltd.	19,389	25,277
Savior Lifetec Corp. (A)	36,000	24,123
SDI Corp.	4,000	16,204
Sensortek Technology Corp.	1,000	11,697
Sercomm Corp.	8,000	22,033
Sesoda Corp.	14,000	19,448
Shan-Loong Transportation Company, Ltd.	8,000	8,159
ShenMao Technology, Inc.	11,000	17,380
Shih Wei Navigation Company, Ltd.	14,263	13,358
Shihlin Electric & Engineering Corp.	13,213	34,969
Shin Foong Specialty & Applied Materials Company, Ltd.	4,000	8,358
Shin Hai Gas Corp.	2,491	4,279
Shin Kong Financial Holding Company, Ltd.	247,171	71,759
Shin Zu Shing Company, Ltd.	9,301	27,107
Shining Building Business Company, Ltd. (A)	29,397	9,014
Shinkong Insurance Company, Ltd.	9,000	14,879
Shinkong Synthetic Fibers Corp.	52,287	31,144
Shinkong Textile Company, Ltd.	22,000	29,505
Shiny Chemical Industrial Company, Ltd.	4,921	19,459
Shuttle, Inc. (A)	28,000	11,522
Sigurd Microelectronics Corp.	18,842	32,920
Silicon Integrated Systems Corp.	16,500	9,932
Simplo Technology Company, Ltd.	6,520	62,985
Sinbon Electronics Company, Ltd.	4,043	39,360
Sincere Navigation Corp.	13,930	11,731
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	14,000	72,244
Sinon Corp.	15,000	19,478
SinoPac Financial Holdings Company, Ltd.	157,983	88,443
Sinphar Pharmaceutical Company, Ltd. (A)	22,000	22,541
Sinyi Realty, Inc.	20,000	18,621
85	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Sitronix Technology Corp.	3,000	$22,338
Siward Crystal Technology Company, Ltd.	10,000	12,642
Soft-World International Corp.	9,000	23,721
Solar Applied Materials Technology Corp.	32,000	38,733
Sonix Technology Company, Ltd.	7,000	12,549
Speed Tech Corp.	8,000	14,379
Sporton International, Inc.	2,933	25,500
St. Shine Optical Company, Ltd.	2,000	17,068
Standard Foods Corp.	15,221	20,870
Stark Technology, Inc.	7,000	21,420
SunMax Biotechnology Company, Ltd.	3,000	12,262
Sunny Friend Environmental Technology Company, Ltd.	3,000	16,153
Sunonwealth Electric Machine Industry Company, Ltd.	11,000	15,561
Sunplus Technology Company, Ltd.	15,000	12,778
Sunrex Technology Corp.	11,000	14,110
Supreme Electronics Company, Ltd.	25,309	31,990
Swancor Holding Company, Ltd.	7,000	25,133
Symtek Automation Asia Company, Ltd.	9,000	28,959
Syncmold Enterprise Corp.	5,000	10,081
Synnex Technology International Corp.	24,188	49,353
Systex Corp.	5,000	12,311
T3EX Global Holdings Corp.	5,000	11,320
TA Chen Stainless Pipe	54,254	77,072
Ta Ya Electric Wire & Cable	25,440	20,179
TA-I Technology Company, Ltd.	10,000	15,797
Taichung Commercial Bank Company, Ltd.	88,596	39,950
TaiDoc Technology Corp.	4,000	24,838
Taiflex Scientific Company, Ltd.	10,000	14,001
Taimide Tech, Inc.	11,000	12,217
Tainan Spinning Company, Ltd.	62,397	36,333
Taishin Financial Holding Company, Ltd.	231,136	124,132
TAI-TECH Advanced Electronics Company, Ltd.	8,000	29,764
Taiwan Business Bank	126,971	59,627
Taiwan Cement Corp.	100,419	128,734
Taiwan Cogeneration Corp.	12,137	14,627
Taiwan Cooperative Financial Holding Company, Ltd.	113,357	98,608
Taiwan FamilyMart Company, Ltd.	2,000	13,257
Taiwan Fertilizer Company, Ltd.	14,000	26,286
Taiwan Fire & Marine Insurance Company, Ltd.	19,000	12,962
Taiwan FU Hsing Industrial Company, Ltd.	7,000	9,853
Taiwan Glass Industry Corp.	35,894	27,443
Taiwan High Speed Rail Corp.	46,000	44,230
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	48,419
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	9,000	13,673
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	86

	Shares	Value
Taiwan (continued)
Taiwan Kolin Company, Ltd. (A)(D)	400,000	$0
Taiwan Land Development Corp. (A)(D)	58,353	3,849
Taiwan Mask Corp.	7,000	18,860
Taiwan Mobile Company, Ltd.	25,700	81,415
Taiwan Navigation Company, Ltd.	16,000	15,647
Taiwan Paiho, Ltd.	15,342	31,112
Taiwan PCB Techvest Company, Ltd.	14,000	17,752
Taiwan Sakura Corp.	10,000	21,164
Taiwan Secom Company, Ltd.	8,430	27,832
Taiwan Semiconductor Company, Ltd.	8,000	24,417
Taiwan Semiconductor Manufacturing Company, Ltd.	379,000	6,270,146
Taiwan Shin Kong Security Company, Ltd.	13,724	18,452
Taiwan Styrene Monomer	16,821	7,769
Taiwan Surface Mounting Technology Corp.	16,636	48,204
Taiwan TEA Corp. (A)	18,723	13,434
Taiwan Union Technology Corp.	10,000	19,195
Taiwan-Asia Semiconductor Corp.	23,033	28,225
Tatung Company, Ltd. (A)	26,526	29,098
TCI Company, Ltd.	3,977	27,542
Teco Electric & Machinery Company, Ltd.	42,109	42,250
Test Research, Inc.	9,000	18,694
Test Rite International Company, Ltd.	23,000	15,204
The Ambassador Hotel (A)	17,000	21,378
The Shanghai Commercial & Savings Bank, Ltd.	61,639	95,685
Thinking Electronic Industrial Company, Ltd.	4,000	18,509
Thye Ming Industrial Company, Ltd.	14,000	18,137
Ton Yi Industrial Corp.	45,000	25,823
Tong Hsing Electronic Industries, Ltd.	6,221	44,508
Tong Yang Industry Company, Ltd.	28,043	40,052
Tong-Tai Machine & Tool Company, Ltd.	24,000	13,068
Topco Scientific Company, Ltd.	5,048	29,848
Topkey Corp.	2,000	14,443
Topoint Technology Company, Ltd.	16,000	15,411
TPK Holding Company, Ltd.	23,000	25,705
Trade-Van Information Services Company	6,000	12,425
Transcend Information, Inc.	14,000	32,173
Tripod Technology Corp.	16,770	57,434
TSRC Corp.	25,706	24,419
Ttet Union Corp.	4,000	19,238
TTY Biopharm Company, Ltd.	10,094	25,916
Tung Ho Steel Enterprise Corp.	28,502	55,554
Tung Thih Electronic Company, Ltd.	4,000	19,974
TXC Corp.	10,659	30,028
TYC Brother Industrial Company, Ltd.	16,531	15,376
87	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Tycoons Group Enterprise (A)	23,000	$6,647
Tyntek Corp.	12,000	7,009
U-Ming Marine Transport Corp.	18,000	35,931
Unimicron Technology Corp.	56,855	234,823
Union Bank of Taiwan	69,152	36,682
Uni-President Enterprises Corp.	80,803	178,377
Unitech Computer Company, Ltd.	9,000	9,534
Unitech Printed Circuit Board Corp. (A)	18,444	11,269
United Integrated Services Company, Ltd.	8,200	60,453
United Microelectronics Corp.	244,468	398,166
United Renewable Energy Company, Ltd. (A)	50,337	34,134
Universal Cement Corp.	20,819	16,669
Universal Vision Biotechnology Company, Ltd.	3,150	33,437
Unizyx Holding Corp.	8,982	11,389
UPC Technology Corp.	31,164	15,831
USI Corp.	27,318	22,458
Vanguard International Semiconductor Corp.	40,000	120,510
Ve Wong Corp.	9,450	11,471
Ventec International Group Company, Ltd.	4,000	10,660
VIA Labs, Inc.	3,000	21,120
VisEra Technologies Company, Ltd.	3,000	22,713
Visual Photonics Epitaxy Company, Ltd.	4,275	11,763
Voltronic Power Technology Corp.	2,360	123,225
Wafer Works Corp.	23,007	33,583
Wah Lee Industrial Corp.	8,160	23,419
Walsin Lihwa Corp.	54,707	100,760
Walsin Technology Corp.	18,805	61,345
Walton Advanced Engineering, Inc.	37,000	15,437
Wan Hai Lines, Ltd.	23,502	60,824
WAN HWA Enterprise Company	2,975	1,290
Wei Chuan Foods Corp.	24,000	16,228
Weikeng Industrial Company, Ltd.	20,000	18,211
Weltrend Semiconductor	19,000	31,250
Win Semiconductors Corp.	7,582	41,614
Winbond Electronics Corp.	124,519	93,220
Wintek Corp. (A)(D)	819,661	0
WinWay Technology Company, Ltd.	2,000	38,980
Wisdom Marine Lines Company, Ltd.	27,372	60,629
Wistron Corp.	106,382	115,263
Wistron NeWeb Corp.	13,483	37,127
Wiwynn Corp.	2,000	62,715
Wowprime Corp. (A)	2,000	18,242
WPG Holdings, Ltd.	44,779	72,382
WT Microelectronics Company, Ltd.	17,497	37,166
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	88

	Shares	Value
Taiwan (continued)
XinTec, Inc.	7,000	$23,489
Xxentria Technology Materials Corp.	6,124	13,601
Yageo Corp.	6,706	117,527
Yang Ming Marine Transport Corp.	64,613	135,996
YC INOX Company, Ltd.	19,000	19,335
Yem Chio Company, Ltd.	24,000	11,563
YFC-Boneagle Electric Company, Ltd.	17,000	15,396
YFY, Inc.	41,614	36,912
Yieh Phui Enterprise Company, Ltd.	24,040	13,601
Youngtek Electronics Corp.	5,058	10,482
Yuanta Financial Holding Company, Ltd.	143,722	106,865
Yuen Foong Yu Consumer Products Company, Ltd.	6,000	7,384
Yulon Finance Corp.	7,693	42,677
Yulon Motor Company, Ltd.	21,810	57,904
Yungshin Construction & Development Company, Ltd.	9,000	17,462
Zeng Hsing Industrial Company, Ltd.	3,223	12,905
Zenitron Corp.	16,000	15,637
Zero One Technology Company, Ltd.	14,000	22,312
Zhen Ding Technology Holding, Ltd.	23,050	84,379
Zig Sheng Industrial Company, Ltd.	37,000	13,470
Zinwell Corp. (A)	19,000	11,164
Zippy Technology Corp.	11,000	15,307
ZongTai Real Estate Development Company, Ltd.	17,874	19,515
Thailand 2.4%		4,104,974
AAPICO Hitech PCL	12,870	10,556
Absolute Clean Energy PCL	104,700	7,350
Advanced Info Service PCL	16,091	91,949
Advanced Information Technology PCL	78,900	13,501
AEON Thana Sinsap Thailand PCL, NVDR	2,900	16,571
Airports of Thailand PCL (A)	39,000	80,261
Allianz Ayudhya Capital PCL	12,100	14,122
Amata Corp. PCL	40,900	23,021
AP Thailand PCL	109,978	38,572
Asia Plus Group Holdings PCL	106,500	9,159
Asset World Corp. PCL	161,000	26,865
B Grimm Power PCL	18,300	20,203
Bangchak Corp. PCL	51,000	46,475
Bangkok Airways PCL (A)	63,400	23,490
Bangkok Bank PCL	16,005	74,029
Bangkok Chain Hospital PCL	43,625	24,555
Bangkok Commercial Asset Management PCL	37,900	15,870
Bangkok Dusit Medical Services PCL	134,900	106,853
Bangkok Expressway & Metro PCL	95,525	25,003
89	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Bangkok Insurance PCL	4,870	$39,964
Bangkok Land PCL	480,800	13,601
Bangkok Life Assurance PCL, NVDR	15,160	13,620
Banpu PCL	211,366	65,155
Banpu Power PCL	31,100	13,726
BCPG PCL	40,400	11,027
BEC World PCL	54,300	15,056
Berli Jucker PCL	26,500	28,858
Better World Green PCL (A)	256,000	6,952
BTS Group Holdings PCL	100,400	22,863
Bumrungrad Hospital PCL	6,300	37,605
Business Online PCL	27,600	8,041
Cal-Comp Electronics Thailand PCL	295,398	19,049
Carabao Group PCL	4,100	11,717
Central Pattana PCL	23,800	47,286
Central Plaza Hotel PCL (A)	13,500	21,575
Central Retail Corp. PCL	46,400	58,710
CH Karnchang PCL	59,423	35,810
Charoen Pokphand Foods PCL	92,033	57,805
Chularat Hospital PCL	197,600	20,913
CK Power PCL	144,900	17,379
Com7 PCL	24,800	21,388
CP ALL PCL	32,400	56,826
Delta Electronics Thailand PCL	2,400	61,877
Dhipaya Group Holdings PCL	23,600	31,538
Dohome PCL	25,320	10,741
Dynasty Ceramic PCL	351,500	22,475
Eastern Polymer Group PCL	43,500	10,274
Eastern Water Resources Development & Management PCL	35,400	5,107
Electricity Generating PCL	6,200	29,993
Energy Absolute PCL	13,000	28,789
Esso Thailand PCL	79,000	19,964
Forth Corp. PCL	16,900	17,443
GFPT PCL	38,500	13,290
Global Power Synergy PCL	17,182	33,054
Group Lease PCL, NVDR (A)(D)	54,000	993
Gulf Energy Development PCL	30,800	45,771
Gunkul Engineering PCL	209,600	24,773
Hana Microelectronics PCL	18,600	30,367
Home Product Center PCL	143,912	56,974
Ichitan Group PCL	65,300	23,462
Indorama Ventures PCL	55,600	57,784
Intouch Holdings PCL	3,700	7,405
IRPC PCL	400,700	32,412
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	90

	Shares	Value
Thailand (continued)
Italian-Thai Development PCL (A)	329,300	$17,234
Jasmine International PCL (A)	184,138	11,564
Jay Mart PCL	20,500	16,367
JMT Network Services PCL	12,139	15,964
Kang Yong Electric PCL	130	1,103
KCE Electronics PCL	16,000	21,038
KGI Securities Thailand PCL	132,500	19,117
Khon Kaen Sugar Industry PCL	145,500	15,231
Kiatnakin Phatra Bank PCL	10,300	19,445
Krung Thai Bank PCL	37,450	18,330
Krungthai Card PCL	20,700	34,397
Lalin Property PCL	77,500	19,741
Land & Houses PCL	95,300	26,424
LH Financial Group PCL	157,800	5,178
LPN Development PCL	58,200	7,114
Major Cineplex Group PCL	20,700	10,013
MBK PCL	30,189	14,269
MCS Steel PCL	53,400	14,802
Mega Lifesciences PCL	11,600	15,095
Minor International PCL (A)	60,600	57,410
MK Restaurants Group PCL	12,000	18,841
Muangthai Capital PCL	19,200	19,000
Ngern Tid Lor PCL	25,700	18,169
Northeast Rubber PCL	79,900	13,901
Origin Property PCL	40,350	13,581
Osotspa PCL	35,900	32,750
PCS Machine Group Holding PCL	53,400	8,312
Plan B Media PCL	125,064	34,657
Polyplex Thailand PCL	14,100	7,699
Precious Shipping PCL	24,200	10,200
Prima Marine PCL	49,900	10,868
Pruksa Holding PCL	26,800	10,236
PSG Corp. PCL (A)	649,400	21,672
PTG Energy PCL	31,400	12,436
PTT Exploration & Production PCL	37,628	159,259
PTT Global Chemical PCL	28,392	37,939
PTT Oil & Retail Business PCL	33,200	20,573
PTT PCL	248,000	222,650
Quality Houses PCL	489,271	33,221
Rabbit Holdings PLC (A)	237,300	7,383
Rajthanee Hospital PCL	9,500	7,863
Ratch Group PCL	21,600	24,908
Ratchthani Leasing PCL	163,218	18,282
Regional Container Lines PCL	18,700	16,527
91	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Rojana Industrial Park PCL	52,700	$8,949
RS PCL	16,600	7,233
S Hotels & Resorts PCL (A)	151,000	19,564
Sabina PCL	12,700	8,906
Saha-Union PCL	40,600	34,751
Samart Corp. PCL (A)	27,900	4,263
Sansiri PCL	773,509	41,791
SC Asset Corp. PCL	95,600	12,549
SCB X PCL	11,231	33,038
SCG Packaging PCL	11,300	16,621
SCGJWD Logistics PCL	39,500	21,225
Sermsang Power Corp. Company, Ltd.	25,410	6,942
Siam City Cement PCL	2,541	10,460
Siam Global House PCL	37,764	19,752
Siamgas & Petrochemicals PCL	54,100	15,147
Sikarin PCL	25,200	7,130
Singha Estate PCL (A)	157,900	8,934
Sino-Thai Engineering & Construction PCL	50,900	19,437
Somboon Advance Technology PCL	19,007	11,077
SPCG PCL	38,800	16,031
Sri Trang Agro-Industry PCL	44,300	31,635
Sri Trang Gloves Thailand PCL	39,100	12,276
Srisawad Corp. PCL	22,700	34,659
Srivichai Vejvivat PCL	60,400	14,694
Star Petroleum Refining PCL	71,900	22,348
STARK Corp. PCL (A)	185,900	12,519
Supalai PCL	57,450	37,055
Super Energy Corp. PCL	697,500	11,438
Tata Steel Thailand PCL	488,800	15,067
Thai Oil PCL	37,214	53,069
Thai Stanley Electric PCL	4,000	20,376
Thai Union Group PCL	80,500	36,211
Thai Vegetable Oil PCL	25,850	20,481
Thaicom PCL	84,500	37,519
Thaifoods Group PCL	112,700	16,905
The Lanna Resources PCL	39,100	17,138
The Siam Cement PCL	3,750	34,690
Thonburi Healthcare Group PCL	9,200	18,155
Thoresen Thai Agencies PCL	116,000	25,757
Tipco Asphalt PCL, NVDR	31,100	17,422
Tisco Financial Group PCL	8,100	23,603
TMBThanachart Bank PCL	368,010	14,576
TOA Paint Thailand PCL	10,900	10,023
Total Access Communication PCL, NVDR (D)	22,200	32,571
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	92

	Shares	Value
Thailand (continued)
TPI Polene PCL	404,300	$19,675
TPI Polene Power PCL	106,000	10,376
TQM Alpha PCL	14,600	15,895
True Corp. PCL	304,388	43,647
TTW PCL	49,900	13,202
Unique Engineering & Construction PCL (A)	61,580	7,665
United Power of Asia PCL (A)	14,200	84
Univanich Palm Oil PCL	42,900	10,437
Vanachai Group PCL	92,900	12,615
VGI PCL	90,200	11,120
Vibhavadi Medical Center PCL	299,500	22,368
WHA Corp. PCL	174,900	19,493
Workpoint Entertainment PCL	11,640	5,830
Turkey 1.0%		1,774,359
Akbank TAS	98,026	90,642
Aksa Akrilik Kimya Sanayii AS	9,180	44,479
Aksa Enerji Uretim AS	13,694	26,196
Alarko Holding AS	1	3
Alkim Alkali Kimya AS	11,426	19,065
Anadolu Anonim Turk Sigorta Sirketi (A)	15,271	13,666
Anadolu Hayat Emeklilik AS	1	1
Arcelik AS	4,380	27,648
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	26,897
Bera Holding AS	13,912	8,715
BIM Birlesik Magazalar AS	8,299	59,855
Borusan Yatirim ve Pazarlama AS	11	499
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	4,743
Coca-Cola Icecek AS	2,666	26,964
Dogan Sirketler Grubu Holding AS	80,206	39,759
Eczacibasi Yatirim Holding Ortakligi AS	1	3
EGE Endustri VE Ticaret AS	178	52,353
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1	1
Enka Insaat ve Sanayi AS	28,514	49,461
Eregli Demir ve Celik Fabrikalari TAS	17,613	41,053
Ford Otomotiv Sanayi AS	1,299	37,893
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (A)	1	0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	274
Hektas Ticaret TAS (A)	31,796	59,717
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	14,371
Is Yatirim Menkul Degerler AS	9,331	24,678
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	37,562	44,824
KOC Holding AS	12,619	51,688
Koza Altin Isletmeleri AS	20,937	27,091
93	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	$21,216
Logo Yazilim Sanayi Ve Ticaret AS	8,054	23,136
Mavi Giyim Sanayi Ve Ticaret AS, Class B (B)	5,445	30,153
Migros Ticaret AS (A)	5,109	39,114
Nuh Cimento Sanayi AS	3,603	31,597
Otokar Otomotiv Ve Savunma Sanayi A.S.	263	13,239
Oyak Cimento Fabrikalari AS (A)	30,233	81,081
Pegasus Hava Tasimaciligi AS (A)	1,333	35,854
Petkim Petrokimya Holding AS (A)	35,494	31,602
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	11,922	21,125
Sasa Polyester Sanayi AS (A)	10,213	59,299
TAV Havalimanlari Holding AS (A)	6,086	24,146
Tofas Turk Otomobil Fabrikasi AS	4,325	39,226
Turk Hava Yollari AO (A)	12,832	97,499
Turk Telekomunikasyon AS	16,647	15,860
Turk Traktor ve Ziraat Makineleri AS	447	13,379
Turkcell Iletisim Hizmetleri AS	33,861	57,081
Turkiye Is Bankasi AS, Class C	61,570	36,951
Turkiye Petrol Rafinerileri AS (A)	3,018	94,638
Turkiye Sinai Kalkinma Bankasi AS (A)	100,006	20,974
Turkiye Sise ve Cam Fabrikalari AS	15,535	38,868
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	17,542
Ulker Biskuvi Sanayi AS (A)	4,197	6,837
Vestel Beyaz Esya Sanayi ve Ticaret AS	41,551	27,143
Vestel Elektronik Sanayi ve Ticaret AS (A)	3,881	11,495
Yapi ve Kredi Bankasi AS	103,943	55,085
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	20,300
Zorlu Enerji Elektrik Uretim AS (A)	63,428	17,380
United Arab Emirates 1.3%		2,237,602
Abu Dhabi Commercial Bank PJSC	31,341	71,453
Abu Dhabi Islamic Bank PJSC	46,455	131,965
Abu Dhabi National Hotels	14,499	22,580
Abu Dhabi National Insurance Company PSC	12,053	20,214
Abu Dhabi National Oil Company for Distribution PJSC	59,522	69,937
Agthia Group PJSC	30,833	34,413
Air Arabia PJSC	129,426	79,246
Ajman Bank PJSC (A)	106,389	31,269
Al Yah Satellite Communications Company PJSC	34,489	25,157
Aldar Properties PJSC	61,488	78,576
Amanat Holdings PJSC	67,383	17,597
Amlak Finance PJSC (A)	104,226	22,805
Apex Investment Company PSC (A)	46,508	32,651
Aramex PJSC	37,355	36,615
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	94

	Shares	Value
United Arab Emirates (continued)
Arkan Building Materials Company (A)	86,112	$34,197
Dana Gas PJSC	190,071	40,871
Deyaar Development PJSC (A)	206,049	27,120
Dubai Financial Market PJSC	68,901	26,962
Dubai Investments PJSC	116,289	72,461
Dubai Islamic Bank PJSC	88,689	138,526
Emaar Development PJSC (A)	64,598	83,116
Emaar Properties PJSC	155,554	236,909
Emirates Driving Company	2,368	16,774
Emirates Integrated Telecommunications Company PJSC	40,234	56,909
Emirates NBD Bank PJSC	49,909	184,579
Emirates Telecommunications Group Company PJSC	56,367	391,101
Eshraq Investments PJSC (A)	147,158	19,346
Fertiglobe PLC	39,977	42,954
First Abu Dhabi Bank PJSC	31,686	121,398
Gulf Pharmaceutical Industries PSC (A)	43,334	12,142
RAK Properties PJSC (A)	63,646	10,080
Ras Al Khaimah Ceramics	21,048	16,615
SHUAA Capital PSC (A)	124,409	12,796
Union Properties PJSC (A)	283,533	18,268
United Kingdom 0.0%		34,758
Pepco Group NV (A)	3,509	34,758
United States 0.1%		190,097
BeiGene, Ltd. (A)	5,400	93,600
Nexteer Automotive Group, Ltd.	54,000	34,305

Parade Technologies, Ltd.	2,000	62,192
Preferred securities 1.1%		$1,891,477
(Cost $1,614,352)
Brazil 1.0%		1,634,379
Alpargatas SA (A)	6,600	11,888
Banco ABC Brasil SA	5,383	18,662
Banco Bradesco SA	63,195	157,883
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	13,080
Banco Pan SA	5,944	5,836
Braskem SA, A Shares	3,500	13,451
Centrais Eletricas Brasileiras SA, B Shares	3,254	22,357
Centrais Eletricas Santa Catarina	900	8,612
Cia de Saneamento do Parana	48,343	31,487
Cia de Transmissao de Energia Eletrica Paulista	8,072	33,550
Cia Energetica de Minas Gerais	31,155	62,364
Cia Ferro Ligas da Bahia	1,876	20,586
Cia Paranaense de Energia, B Shares	26,300	35,415
95	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Gerdau SA	18,000	$98,433
Itau Unibanco Holding SA	54,080	262,681
Marcopolo SA	33,745	20,368
Petroleo Brasileiro SA	150,238	724,294
Randon SA Implementos e Participacoes	12,025	18,283
Taurus Armas SA	3,300	9,184
Unipar Carbocloro SA, B Shares	2,421	36,666
Usinas Siderurgicas de Minas Gerais SA, A Shares	22,459	29,299
Chile 0.1%		186,761
Coca-Cola Embonor SA, B Shares	18,333	29,323
Embotelladora Andina SA, B Shares	17,785	43,733
Sociedad Quimica y Minera de Chile SA, B Shares	1,274	113,705
Colombia 0.0%		45,001
Bancolombia SA	4,585	29,079
Grupo Argos SA	4,425	5,054
Grupo Aval Acciones y Valores SA (A)	66,084	7,344
Grupo de Inversiones Suramericana SA	1,784	3,524
Philippines 0.0%		8,415
Cebu Air, Inc., 6.000%	11,227	8,415
Thailand 0.0%		16,921

Rabbit Holdings PLC (A)	711,900	16,921
Rights 0.0%		$1,479
(Cost $0)
Asia Vital Components Company, Ltd. (Expiration Date: 4-7-23; Strike Price: TWD 95.00) (A)	679	568
Globe Union Industrial Corp. (Expiration Date: 3-15-23; Strike Price: TWD 11.75) (A)	2,455	113
MOSA Industrial Corp. (Expiration Date: 3-27-23; Strike Price: TWD 20.00) (A)	984	197
SinoPac Financial Holdings Company, Ltd. (Expiration Date: 3-8-23; Strike Price: TWD 15.00) (A)	8,325	601

	Yield (%)	Shares	Value
Short-term investments 0.0%			$37,721
(Cost $37,728)
Short-term funds 0.0%			37,721
John Hancock Collateral Trust (F)	4.5832(G)	3,774	37,721

Total investments (Cost $160,491,437) 99.0%	$169,778,245
Other assets and liabilities, net 1.0%	1,636,071
Total net assets 100.0%	$171,414,316

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	96

Currency Abbreviations
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-23.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-23.
97	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	6	Long	Mar 2023	$1,191,589	$1,192,650	$1,061
						$1,061
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $162,856,281. Net unrealized appreciation aggregated to $6,923,025, of which $50,637,500 related to gross unrealized appreciation and $43,714,475 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	98

Semiannual report
John Hancock
International Small Company Fund
International equity
February 28, 2023

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 99.3%		$612,249,822
(Cost $567,145,236)
Australia 5.9%		36,255,627
A2B Australia, Ltd. (A)	32,294	28,971
Accent Group, Ltd.	117,141	174,389
Adairs, Ltd.	58,688	92,555
Adbri, Ltd.	93,582	107,326
Ainsworth Game Technology, Ltd. (A)	47,462	33,529
Alcidion Group, Ltd. (A)	86,733	7,850
Alkane Resources, Ltd. (A)	124,706	56,548
Alliance Aviation Services, Ltd. (A)	39,423	93,261
AMA Group, Ltd. (A)(B)	296,751	49,898
AMP, Ltd. (A)	400,142	277,761
Ansell, Ltd.	24,579	447,568
Appen, Ltd.	19,604	30,491
Arafura Rare Earths, Ltd. (A)(B)	538,672	215,890
ARB Corp., Ltd. (B)	22,699	486,259
Archer Materials, Ltd. (A)(B)	14,055	5,085
Ardea Resources, Ltd. (A)	13,492	5,165
Ardent Leisure Group, Ltd.	150,506	70,281
Argosy Minerals, Ltd. (A)	134,969	62,640
AUB Group, Ltd.	33,068	613,308
Audinate Group, Ltd. (A)	14,507	80,795
Aurelia Metals, Ltd. (A)	409,013	30,143
Aussie Broadband, Ltd. (A)(B)	54,478	114,025
Austal, Ltd.	109,405	132,995
Austin Engineering, Ltd.	64,891	15,698
Australian Agricultural Company, Ltd. (A)	82,157	92,187
Australian Ethical Investment, Ltd.	7,350	17,016
Australian Finance Group, Ltd.	65,518	69,233
Australian Strategic Materials, Ltd. (A)(B)	32,274	34,651
Australian Vintage, Ltd.	76,170	30,448
Auswide Bank, Ltd.	5,434	21,673
AVJennings, Ltd.	46,118	12,403
AVZ Minerals, Ltd. (A)(C)	322,880	127,101
Baby Bunting Group, Ltd.	41,046	54,757
Bannerman Energy, Ltd. (A)	11,581	13,190
Bapcor, Ltd.	93,292	418,737
Base Resources, Ltd.	100,127	15,504
Beach Energy, Ltd.	262,469	247,540
Beacon Lighting Group, Ltd.	18,185	24,452
Bega Cheese, Ltd.	89,005	208,426
Bell Financial Group, Ltd.	43,704	31,749
1	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Bellevue Gold, Ltd. (A)	310,090	$222,183
Betmakers Technology Group, Ltd. (A)	22,863	3,368
Bigtincan Holdings, Ltd. (A)	99,441	34,011
Blackmores, Ltd.	4,617	246,306
Boral, Ltd. (A)	87,279	213,207
Boss Energy, Ltd. (A)	27,383	47,224
Bravura Solutions, Ltd.	83,107	47,209
Breville Group, Ltd.	27,013	382,255
Brickworks, Ltd.	19,501	323,231
BWX, Ltd. (A)	61,281	7,395
Calidus Resources, Ltd. (A)	48,056	7,451
Calima Energy, Ltd. (A)	114,568	10,724
Capitol Health, Ltd.	292,400	53,177
Capral, Ltd.	7,205	41,623
Capricorn Metals, Ltd. (A)(B)	92,082	234,390
Carnarvon Energy, Ltd. (A)	422,815	38,375
Cash Converters International, Ltd.	122,755	19,383
Catapult Group International, Ltd. (A)	16,337	8,133
Cedar Woods Properties, Ltd.	19,145	54,930
Challenger Exploration, Ltd. (A)	49,405	4,640
Champion Iron, Ltd.	54,110	266,501
City Chic Collective, Ltd. (A)	61,368	19,090
Civmec, Ltd.	40,300	19,843
Clean Seas Seafood, Ltd. (A)	23,080	8,689
ClearView Wealth, Ltd.	34,533	12,664
Clinuvel Pharmaceuticals, Ltd.	13,676	175,023
Clover Corp., Ltd.	51,463	44,762
Cobalt Blue Holdings, Ltd. (A)	8,655	2,350
Codan, Ltd.	30,933	116,180
COG Financial Services, Ltd.	19,298	18,940
Cogstate, Ltd. (A)	16,116	16,903
Collins Foods, Ltd.	35,727	198,997
Cooper Energy, Ltd. (A)	756,946	83,798
Core Lithium, Ltd. (A)(B)	79,080	49,155
Corporate Travel Management, Ltd. (B)	35,427	424,078
Costa Group Holdings, Ltd.	135,153	236,652
Credit Corp. Group, Ltd.	19,524	265,634
CSR, Ltd.	149,148	508,885
Danakali, Ltd. (A)	17,023	4,853
Data#3, Ltd.	50,636	251,945
De Grey Mining, Ltd. (A)	384,097	359,593
Deep Yellow, Ltd. (A)	54,202	23,755
Deterra Royalties, Ltd.	16,671	49,926
Develop Global, Ltd. (A)	6,294	13,285
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	2

	Shares	Value
Australia (continued)
Dicker Data, Ltd.	16,832	$92,471
Domain Holdings Australia, Ltd.	94,999	197,202
Downer EDI, Ltd.	156,303	331,088
Eagers Automotive, Ltd.	41,786	383,361
Earlypay, Ltd.	42,680	5,588
Eclipx Group, Ltd. (A)	101,873	149,262
Ecograf, Ltd. (A)(B)	64,276	9,465
Elanor Investor Group	27,964	31,337
Elders, Ltd.	53,058	332,068
Element 25, Ltd. (A)	13,560	6,298
Elixir Energy, Ltd. (A)(B)	103,567	9,019
Emeco Holdings, Ltd.	116,009	56,828
Emerald Resources NL (A)	49,314	43,841
EML Payments, Ltd. (A)(B)	79,307	25,761
Energy Transition Minerals, Ltd. (A)(B)	176,827	5,830
Energy World Corp., Ltd. (A)	328,859	7,759
Enero Group, Ltd.	10,415	14,073
EQT Holdings, Ltd.	8,874	152,250
Estia Health, Ltd.	67,959	95,008
Eureka Group Holdings, Ltd.	18,851	5,765
European Lithium, Ltd. (A)	238,993	11,250
Euroz Hartleys Group, Ltd.	44,464	33,952
EVT, Ltd.	33,412	293,142
Fiducian Group, Ltd.	1,107	4,561
Finbar Group, Ltd.	71,892	31,440
Firefinch, Ltd. (A)(C)	160,759	21,635
Fleetwood, Ltd.	32,879	28,270
Flight Centre Travel Group, Ltd. (A)	42,852	539,773
Frontier Digital Ventures, Ltd. (A)	54,064	27,225
G8 Education, Ltd.	255,426	209,455
Galan Lithium, Ltd. (A)	57,994	45,012
Generation Development Group, Ltd.	17,607	15,039
Genetic Signatures, Ltd. (A)	5,286	3,018
Gold Road Resources, Ltd.	284,146	281,118
GR Engineering Services, Ltd.	6,821	10,125
GrainCorp, Ltd., Class A	73,111	385,528
Grange Resources, Ltd.	200,708	127,804
GUD Holdings, Ltd.	49,539	341,334
GWA Group, Ltd.	68,070	80,255
Hansen Technologies, Ltd.	58,148	181,660
Healius, Ltd.	144,876	267,420
Helia Group, Ltd.	120,934	280,005
Helloworld Travel, Ltd. (B)	23,085	35,651
Highfield Resources, Ltd. (A)	45,811	17,832
3	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Horizon Oil, Ltd.	11,332	$1,290
HT&E, Ltd. (B)	83,708	65,107
HUB24, Ltd.	21,626	420,522
Humm Group, Ltd.	129,472	43,931
Iluka Resources, Ltd.	15,731	109,637
Imdex, Ltd.	159,638	251,809
Immutep, Ltd., ADR (A)	11,923	19,554
Infomedia, Ltd.	133,827	125,847
Inghams Group, Ltd.	113,255	246,536
Insignia Financial, Ltd.	189,135	415,748
Integral Diagnostics, Ltd.	60,871	112,497
InvoCare, Ltd.	37,308	237,543
Ioneer, Ltd. (A)	466,451	118,475
IPH, Ltd.	59,336	322,114
IRESS, Ltd.	61,000	380,459
IVE Group, Ltd.	30,620	53,566
Johns Lyng Group, Ltd.	53,805	224,727
Jumbo Interactive, Ltd.	11,374	103,704
Jupiter Mines, Ltd.	455,380	71,987
Karoon Energy, Ltd. (A)	182,511	283,851
Kelsian Group, Ltd.	19,690	86,445
Kogan.com, Ltd. (A)	15,803	40,520
Lark Distilling Company, Ltd. (A)	3,102	3,870
Liberty Financial Group, Ltd.	3,600	9,211
Lifestyle Communities, Ltd.	25,616	291,497
Link Administration Holdings, Ltd.	165,552	254,657
Lovisa Holdings, Ltd.	15,833	255,649
Lucapa Diamond Company, Ltd. (A)	220,306	5,922
Lycopodium, Ltd.	4,375	25,126
MA Financial Group, Ltd.	16,640	49,539
Macmahon Holdings, Ltd. (B)	496,385	49,954
Macquarie Telecom Group, Ltd. (A)	1,469	59,137
Mader Group, Ltd.	4,772	13,317
Magellan Financial Group, Ltd.	4,309	24,701
MaxiPARTS, Ltd.	6,539	9,559
Mayne Pharma Group, Ltd.	23,804	53,079
McMillan Shakespeare, Ltd.	23,521	226,244
McPherson’s, Ltd. (B)	23,787	10,001
Mesoblast, Ltd. (A)	77,690	51,053
Metals X, Ltd. (A)	195,027	39,253
Metcash, Ltd.	36,835	100,702
Michael Hill International, Ltd.	16,258	11,465
Michael Hill International, Ltd. (New Zealand Exchange)	43,259	30,990
Mincor Resources NL (A)	89,101	75,435
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	4

	Shares	Value
Australia (continued)
MMA Offshore, Ltd. (A)	92,633	$71,178
Monadelphous Group, Ltd.	32,611	262,559
Monash IVF Group, Ltd.	129,690	90,608
Mount Gibson Iron, Ltd. (A)	210,281	79,818
Myer Holdings, Ltd.	192,016	119,821
MyState, Ltd.	27,932	73,847
Nanosonics, Ltd. (A)	66,387	201,813
National Tyre & Wheel, Ltd.	13,820	5,201
Navigator Global Investments, Ltd.	51,211	37,791
Neometals, Ltd. (A)	33,926	20,165
Netwealth Group, Ltd.	30,596	275,979
New Century Resources, Ltd. (A)	7,464	5,574
New Hope Corp., Ltd.	155,032	564,545
Newcrest Mining, Ltd.	16,731	258,107
nib holdings, Ltd.	80,462	410,262
Nick Scali, Ltd.	23,090	152,032
Nickel Industries, Ltd.	334,194	219,215
Nine Entertainment Company Holdings, Ltd.	279,774	363,944
Novonix, Ltd. (A)(B)	46,257	48,167
NRW Holdings, Ltd.	180,255	305,969
Nufarm, Ltd.	118,255	460,439
Objective Corp., Ltd.	4,348	36,597
OceanaGold Corp. (A)	233,573	475,876
OFX Group, Ltd. (A)	83,323	107,694
Omni Bridgeway, Ltd. (A)	95,000	193,542
oOh!media, Ltd.	154,139	164,339
Opthea, Ltd. (A)	13,579	7,616
OreCorp, Ltd. (A)	20,841	5,760
Orora, Ltd.	284,629	673,936
Pacific Current Group, Ltd.	16,873	77,911
Pacific Smiles Group, Ltd. (A)	11,867	9,285
Pact Group Holdings, Ltd.	33,533	28,606
Paladin Energy, Ltd. (A)	633,781	294,719
Panoramic Resources, Ltd. (A)	476,965	43,043
Pantoro, Ltd. (A)	429,268	16,754
Peet, Ltd.	115,617	88,341
Peninsula Energy, Ltd. (A)	98,506	9,558
PeopleIN, Ltd.	16,091	34,242
Perenti, Ltd. (A)	186,413	132,849
Perpetual, Ltd.	31,074	508,421
Perseus Mining, Ltd.	406,388	537,045
PEXA Group, Ltd. (A)	22,015	175,175
Pinnacle Investment Management Group, Ltd.	28,009	172,854
Platinum Asset Management, Ltd.	142,263	179,448
5	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
PointsBet Holdings, Ltd. (A)	41,968	$36,618
PolyNovo, Ltd. (A)	155,862	257,347
Poseidon Nickel, Ltd. (A)	349,934	8,450
Praemium, Ltd.	110,359	60,712
Premier Investments, Ltd.	19,173	350,918
Probiotec, Ltd.	4,196	6,492
Propel Funeral Partners, Ltd.	9,089	27,043
PSC Insurance Group, Ltd.	27,514	93,064
PWR Holdings, Ltd.	26,246	178,176
QANTM Intellectual Property, Ltd.	11,929	7,219
Ramelius Resources, Ltd.	263,053	158,273
ReadyTech Holdings, Ltd. (A)	11,234	24,930
Reckon, Ltd.	25,906	8,885
Red 5, Ltd. (A)	899,111	78,843
Red 5, Ltd., Additional Offering (A)	134,872	11,827
Redbubble, Ltd. (A)(B)	56,271	16,955
Regis Healthcare, Ltd.	40,833	43,083
Regis Resources, Ltd.	241,409	282,068
Resolute Mining, Ltd. (A)	679,286	111,982
Retail Food Group, Ltd. (A)	288,997	17,680
Ridley Corp., Ltd.	94,684	139,978
RPMGlobal Holdings, Ltd. (A)	61,685	60,270
Rumble Resources, Ltd. (A)(B)	56,438	8,714
Sandfire Resources, Ltd.	161,825	637,200
Select Harvests, Ltd.	45,123	126,700
Servcorp, Ltd.	13,949	31,422
Service Stream, Ltd.	212,032	99,664
Seven West Media, Ltd. (A)	335,380	93,489
SG Fleet Group, Ltd.	39,363	57,674
Shaver Shop Group, Ltd.	21,893	17,815
Shine Justice, Ltd.	4,532	2,258
Sierra Rutile Holdings, Ltd. (A)	77,827	12,796
Sigma Healthcare, Ltd.	333,871	152,620
Silver Lake Resources, Ltd. (A)	235,274	159,104
Silver Mines, Ltd. (A)(B)	100,705	9,472
Sims, Ltd.	51,011	544,851
SmartGroup Corp., Ltd.	45,241	193,854
SolGold PLC (A)	193,333	38,394
Solvar, Ltd.	61,469	82,536
Southern Cross Electrical Engineering, Ltd.	43,054	20,259
Southern Cross Media Group, Ltd.	84,254	59,966
SRG Global, Ltd.	95,903	50,253
St. Barbara, Ltd. (A)	252,512	92,522
Strandline Resources, Ltd. (A)	134,004	35,427
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	6

	Shares	Value
Australia (continued)
Strike Energy, Ltd. (A)	276,251	$64,818
Sunland Group, Ltd.	30,172	27,797
Sunrise Energy Metals, Ltd. (A)	5,222	5,616
Sunstone Metals, Ltd. (A)	119,026	2,721
Super Retail Group, Ltd.	43,131	375,141
Superloop, Ltd. (A)	117,047	51,517
Symbio Holdings, Ltd.	15,935	19,490
Syrah Resources, Ltd. (A)	215,425	271,665
Tabcorp Holdings, Ltd.	278,029	188,644
Technology One, Ltd.	41,587	415,209
Temple & Webster Group, Ltd. (A)	23,096	53,461
Ten Sixty Four, Ltd.	77,809	29,660
Terracom, Ltd.	98,531	49,918
The Reject Shop, Ltd. (A)	7,826	22,101
The Star Entertainment Group, Ltd. (A)	266,941	264,005
The Star Entertainment Group, Ltd., Additional Offering (A)	186,931	184,875
Tyro Payments, Ltd. (A)	73,517	81,140
United Malt Grp, Ltd.	78,602	188,315
Vita Group, Ltd.	51,061	2,959
Viva Energy Group, Ltd. (D)	74,242	149,541
Warrego Energy, Ltd. (A)(B)	80,366	19,418
Webjet, Ltd. (A)(B)	115,598	532,776
West African Resources, Ltd. (A)	294,711	183,471
Westgold Resources, Ltd. (A)	150,966	96,480
Widgie Nickel, Ltd. (A)	8,042	1,917
Wiluna Mining Corp., Ltd. (A)(C)	10,005	276
Zip Company, Ltd. (A)(B)	85,789	29,026
Austria 1.8%		11,038,331
Addiko Bank AG (A)	1,199	17,178
Agrana Beteiligungs AG	5,107	91,830
ams AG (A)	80,594	624,837
ANDRITZ AG	21,299	1,314,322
AT&S Austria Technologie & Systemtechnik AG	9,163	302,315
BAWAG Group AG (A)(D)	23,046	1,434,524
CA Immobilien Anlagen AG	9,901	282,352
DO & Company AG (A)	2,399	272,141
EVN AG	11,283	247,350
Fabasoft AG	1,301	25,150
FACC AG (A)	6,411	50,146
IMMOFINANZ AG (A)(C)	28,769	0
Kapsch TrafficCom AG (A)	2,742	38,363
Kontron AG	14,916	298,462
Lenzing AG	4,215	319,759
7	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Austria (continued)
Mayr Melnhof Karton AG	2,653	$445,349
Oesterreichische Post AG	5,671	199,985
Palfinger AG	4,501	149,641
POLYTEC Holding AG	4,411	23,241
Porr AG	4,862	71,965
Raiffeisen Bank International AG	38,352	640,303
RHI Magnesita NV	5,454	169,178
RHI Magnesita NV (London Stock Exchange)	4,273	132,841
Rosenbauer International AG	1,314	47,877
Schoeller-Bleckmann Oilfield Equipment AG	3,730	269,444
Semperit AG Holding	3,480	83,350
Telekom Austria AG (A)	48,917	365,377
UBM Development AG	1,455	47,470
UNIQA Insurance Group AG	38,465	327,431
Vienna Insurance Group AG	12,280	343,306
voestalpine AG	32,182	1,188,643
Wienerberger AG	36,554	1,136,327
Zumtobel Group AG	10,070	77,874
Belgium 1.6%		9,782,864
Ackermans & van Haaren NV	7,080	1,198,105
AGFA-Gevaert NV (A)	41,215	121,813
Atenor	1,423	75,511
Barco NV	21,791	620,200
Bekaert SA	10,307	454,776
Biocartis Group NV (A)(B)(D)	20,768	13,778
bpost SA	30,413	162,317
Cie d’Entreprises CFE	2,358	23,745
Deceuninck NV	22,742	61,459
Deme Group NV (A)	2,358	296,711
D’ieteren Group	717	138,963
Econocom Group SA/NV	34,770	112,578
Etablissements Franz Colruyt NV (B)	12,870	348,290
Euronav NV	64,024	1,172,428
EVS Broadcast Equipment SA	4,231	99,047
Exmar NV	13,915	122,257
Fagron	19,779	319,795
Galapagos NV (A)	10,447	388,039
Gimv NV	6,696	305,604
Greenyard NV (A)	986	6,697
Immobel SA	1,341	75,399
Ion Beam Applications	5,822	113,682
Jensen-Group NV	1,485	47,592
Kinepolis Group NV (A)	4,120	180,665
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	8

	Shares	Value
Belgium (continued)
Lotus Bakeries NV	111	$721,751
Melexis NV	5,920	640,339
Ontex Group NV (A)	17,990	142,441
Orange Belgium SA (A)	5,254	88,802
Proximus SADP	34,603	318,653
Recticel SA	14,101	255,344
Sipef NV	2,705	172,644
Telenet Group Holding NV	12,156	187,896
TER Beke SA	185	15,960
Tessenderlo Group SA (A)	6,238	209,458
Van de Velde NV	2,367	80,059
VGP NV	2,286	205,041
Viohalco SA	18,237	88,060
X-Fab Silicon Foundries SE (A)(D)	20,933	196,965
Bermuda 0.2%		1,147,297
Hafnia, Ltd.	32,054	194,320
Hiscox, Ltd.	68,692	940,523
Northern Ocean, Ltd. (A)	10,672	12,454
Cambodia 0.0%		276,005
NagaCorp, Ltd. (A)	349,278	276,005
Canada 11.3%		69,415,092
5N Plus, Inc. (A)	38,389	74,274
Acadian Timber Corp.	3,534	40,377
AcuityAds Holdings, Inc. (A)	3,180	5,127
Advantage Energy, Ltd. (A)	66,906	391,286
Aecon Group, Inc.	21,101	156,808
Africa Oil Corp.	10,700	21,878
Ag Growth International, Inc.	5,425	218,670
AGF Management, Ltd., Class B	22,291	153,562
Aimia, Inc. (A)	22,533	67,541
AirBoss of America Corp.	4,809	34,186
Alamos Gold, Inc., Class A	134,866	1,374,852
Alaris Equity Partners Income	6,113	79,700
Algoma Central Corp.	5,552	65,509
Altius Minerals Corp.	15,908	252,406
Altus Group, Ltd.	13,736	614,068
Americas Gold & Silver Corp. (A)	8,321	4,147
Amerigo Resources, Ltd.	49,100	57,574
Andlauer Healthcare Group, Inc.	4,695	164,437
Andrew Peller, Ltd., Class A	11,193	41,261
Aritzia, Inc. (A)	29,438	896,192
Ascot Resources, Ltd. (A)(B)	44,475	20,534
9	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Atco, Ltd., Class I (B)	23,807	$738,200
Athabasca Oil Corp. (A)	150,957	329,683
ATS Corp. (A)	24,691	996,145
Aurora Cannabis, Inc. (A)(B)	11,162	9,244
AutoCanada, Inc. (A)	8,443	180,616
B2Gold Corp.	157,282	537,145
Badger Infrastructure Solutions, Ltd.	11,968	267,164
Ballard Power Systems, Inc. (A)(B)	48,471	277,079
Baytex Energy Corp. (A)	162,450	626,227
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	86,693	533,056
Bird Construction, Inc.	15,285	101,489
Black Diamond Group, Ltd.	17,717	86,345
BlackBerry, Ltd. (A)	120,725	468,921
BMTC Group, Inc.	4,096	42,026
Bombardier, Inc., Class A (A)	816	40,785
Bombardier, Inc., Class B (A)	26,573	1,326,021
Bonterra Energy Corp. (A)	1,314	6,375
Boralex, Inc., Class A	29,396	783,103
Boyd Group Services, Inc.	5,839	923,799
Bridgemarq Real Estate Services	2,800	28,133
Brookfield Infrastructure Corp., Class A	4,884	210,894
Calian Group, Ltd.	3,839	169,934
Canaccord Genuity Group, Inc. (B)	33,536	283,379
Canacol Energy, Ltd. (B)	8,954	67,459
Canada Goose Holdings, Inc. (A)(B)	15,792	296,860
Canadian Western Bank	30,599	622,968
Canfor Corp. (A)	19,227	328,036
Canfor Pulp Products, Inc. (A)	15,045	41,458
Capital Power Corp.	37,005	1,151,779
Capstone Copper Corp. (A)	171,933	764,847
Cardinal Energy, Ltd. (B)	41,663	217,399
Cargojet, Inc.	540	47,917
Cascades, Inc.	25,515	200,642
Celestica, Inc. (A)	35,746	461,856
Celestica, Inc. (New York Stock Exchange) (A)	2,400	31,080
Centerra Gold, Inc.	49,616	313,441
CES Energy Solutions Corp.	95,304	206,044
China Gold International Resources Corp., Ltd.	90,882	297,723
CI Financial Corp.	57,939	635,652
Cogeco Communications, Inc.	5,030	258,228
Cogeco, Inc.	2,092	92,756
Colliers International Group, Inc.	3,731	432,763
Computer Modelling Group, Ltd.	30,133	153,481
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	10

	Shares	Value
Canada (continued)
Conifex Timber, Inc.	4,700	$5,683
Copper Mountain Mining Corp. (A)(B)	59,268	101,640
Corby Spirit and Wine, Ltd.	5,444	61,841
Corus Entertainment, Inc., B Shares	72,507	101,494
Crescent Point Energy Corp.	157,296	1,075,538
Crescent Point Energy Corp. (New York Stock Exchange) (B)	20,800	142,064
Crew Energy, Inc. (A)	22,300	76,322
Cronos Group, Inc. (A)	31,132	67,556
Denison Mines Corp. (A)(B)	277,941	350,354
Dexterra Group, Inc.	10,134	40,996
Doman Building Materials Group, Ltd. (B)	27,055	146,527
Dorel Industries, Inc., Class B (A)	8,944	29,890
DREAM Unlimited Corp., Class A	7,615	148,840
Dundee Precious Metals, Inc.	69,633	447,039
Dye & Durham, Ltd.	2,196	30,707
Dynacor Group, Inc.	9,900	21,549
ECN Capital Corp.	81,492	173,794
E-L Financial Corp., Ltd.	574	388,486
Eldorado Gold Corp. (A)	61,906	578,455
Element Fleet Management Corp.	67,145	959,074
Endeavour Silver Corp. (A)	36,791	107,852
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	4,116
Enerflex, Ltd.	36,464	241,846
Enerplus Corp.	73,548	1,166,958
Enghouse Systems, Ltd.	14,691	462,963
Ensign Energy Services, Inc. (A)	50,538	122,595
EQB, Inc. (B)	8,012	381,546
Equinox Gold Corp. (A)	76,791	278,575
ERO Copper Corp. (A)	15,656	245,539
Evertz Technologies, Ltd. (B)	11,517	103,480
Exchange Income Corp. (B)	6,091	226,543
Exco Technologies, Ltd.	9,490	53,205
Extendicare, Inc.	29,008	138,822
Fiera Capital Corp.	24,267	154,192
Finning International, Inc.	50,484	1,280,507
Firm Capital Mortgage Investment Corp. (B)	7,600	64,220
First Majestic Silver Corp.	74,599	455,412
First Majestic Silver Corp. (New York Stock Exchange)	3,855	23,516
First Mining Gold Corp. (A)	127,000	17,219
First National Financial Corp.	5,098	146,794
Fission Uranium Corp. (A)	139,747	83,981
Fortuna Silver Mines, Inc. (A)	91,343	296,555
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	42,409	481,122
11	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Frontera Energy Corp. (A)	15,044	$135,611
Galiano Gold, Inc. (A)(B)	31,531	16,407
Gamehost, Inc.	6,100	36,211
GDI Integrated Facility Services, Inc. (A)	4,900	168,492
Gear Energy, Ltd.	35,000	27,446
Gibson Energy, Inc.	47,759	802,575
goeasy, Ltd. (B)	3,130	288,433
GoGold Resources, Inc. (A)	53,900	82,953
GoldMining, Inc. (A)	22,500	23,745
GoldMoney, Inc. (A)	18,000	26,251
Gran Tierra Energy, Inc. (A)(B)	131,129	111,476
Guardian Capital Group, Ltd., Class A	6,700	190,909
H2O Innovation, Inc. (A)	6,200	12,495
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Headwater Exploration, Inc.	63,768	279,934
Heroux-Devtek, Inc. (A)	10,492	104,266
HEXO Corp. (A)	736	1,262
High Liner Foods, Inc.	6,893	75,270
HLS Therapeutics, Inc.	2,600	16,006
Home Capital Group, Inc. (B)	13,702	421,052
Hudbay Minerals, Inc.	72,222	358,331
IAMGOLD Corp. (A)	171,967	389,431
Imperial Metals Corp. (A)	22,308	29,101
Information Services Corp.	4,400	73,006
Innergex Renewable Energy, Inc.	45,941	489,544
InPlay Oil Corp.	8,571	17,714
Interfor Corp. (A)	18,029	303,500
International Petroleum Corp. (A)	1,489	15,026
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	23,015	231,308
Jamieson Wellness, Inc. (D)	14,063	344,850
Journey Energy, Inc. (A)	6,200	27,490
K92 Mining, Inc. (A)	12,008	65,474
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)	39,895	131,278
K-Bro Linen, Inc.	3,186	68,180
Kelt Exploration, Ltd. (A)	60,355	207,892
Keyera Corp.	3,977	87,759
Kinaxis, Inc. (A)	1,717	199,534
Knight Therapeutics, Inc. (A)	36,489	136,382
KP Tissue, Inc.	5,100	38,124
Labrador Iron Ore Royalty Corp.	17,767	473,049
Largo, Inc. (A)(B)	6,650	42,546
Lassonde Industries, Inc., Class A	1,100	86,259
Laurentian Bank of Canada	14,755	372,957
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	12

	Shares	Value
Canada (continued)
Leon’s Furniture, Ltd.	7,854	$112,529
Lightspeed Commerce, Inc. (A)	40,760	623,125
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	14,016	762,688
Logistec Corp., Class B	400	12,400
Lucara Diamond Corp. (A)	124,430	51,979
Lundin Gold, Inc.	26,200	270,737
MAG Silver Corp. (A)	8,282	98,874
Magellan Aerospace Corp.	8,083	55,684
Mainstreet Equity Corp. (A)(B)	1,822	180,264
Major Drilling Group International, Inc. (A)	28,074	219,736
Mandalay Resources Corp. (A)	8,000	15,889
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	26,533	538,244
Marathon Gold Corp. (A)	15,600	10,175
Martinrea International, Inc.	26,032	266,711
MDA, Ltd. (A)	1,077	6,409
Medical Facilities Corp.	10,930	66,886
MEG Energy Corp. (A)	45,171	713,732
Melcor Developments, Ltd.	4,800	42,495
Methanex Corp.	18,037	909,847
Morguard Corp.	1,478	119,150
MTY Food Group, Inc.	7,815	368,843
Mullen Group, Ltd.	32,088	334,872
Neighbourly Pharmacy, Inc.	900	15,751
Neo Performance Materials, Inc.	3,800	28,768
New Gold, Inc. (A)	226,551	207,540
New Pacific Metals Corp. (A)	2,211	5,493
NFI Group, Inc. (B)	22,816	152,664
North American Construction Group, Ltd.	9,537	160,476
Nuvei Corp. (A)(D)	1,900	58,177
NuVista Energy, Ltd. (A)	61,005	536,504
Obsidian Energy, Ltd. (A)	2,964	20,940
Onex Corp.	1,200	64,164
Optiva, Inc. (A)	500	6,731
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)	35,200	28,119
Organigram Holdings, Inc. (Nasdaq Exchange) (A)(B)	23,600	18,620
Orla Mining, Ltd. (A)	16,900	73,694
Orla Mining, Ltd. (NYSE American Exchange) (A)	11,612	50,512
Osisko Gold Royalties, Ltd.	51,910	680,213
Osisko Mining, Inc. (A)	102,340	231,756
Pan American Silver Corp. (B)	30,550	455,395
Paramount Resources, Ltd., Class A	25,405	554,833
13	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Parex Resources, Inc.	36,804	$599,869
Park Lawn Corp.	12,127	231,875
Parkland Corp.	52,112	1,139,628
Pason Systems, Inc.	27,155	289,560
Petrus Resources, Ltd. (A)	5,912	7,582
Peyto Exploration & Development Corp. (B)	54,568	474,296
PHX Energy Services Corp.	11,019	61,858
Pieridae Energy, Ltd. (A)(B)	16,126	8,864
Pine Cliff Energy, Ltd.	23,500	20,839
Pipestone Energy Corp. (A)	12,600	26,317
Pizza Pizza Royalty Corp. (B)	10,376	105,395
Polaris Renewable Energy, Inc.	7,043	71,540
Pollard Banknote, Ltd.	3,690	50,814
PolyMet Mining Corp. (A)	2,025	5,165
PrairieSky Royalty, Ltd.	61,894	972,069
Precision Drilling Corp. (A)	5,154	293,867
Premium Brands Holdings Corp.	13,707	1,006,252
Quarterhill, Inc.	40,708	58,474
Questerre Energy Corp., Class A (A)(B)	41,900	8,137
Real Matters, Inc. (A)	18,312	77,972
RF Capital Group, Inc. (A)	1,826	17,357
Richelieu Hardware, Ltd.	18,054	544,729
Rogers Sugar, Inc.	34,211	155,698
Roots Corp. (A)(B)	3,881	8,590
Russel Metals, Inc.	21,986	573,135
Sabina Gold & Silver Corp. (A)	65,468	84,924
Sandstorm Gold, Ltd.	68,630	337,492
Sandstorm Gold, Ltd. (New York Stock Exchange)	2,700	13,284
Savaria Corp. (B)	16,877	202,475
Seabridge Gold, Inc. (A)	22,051	242,084
Secure Energy Services, Inc.	90,776	570,801
ShawCor, Ltd. (A)	31,578	323,996
Sienna Senior Living, Inc. (B)	26,699	220,910
Signal Gold, Inc. (A)	9,500	2,054
SilverCrest Metals, Inc. (A)	13,258	72,484
Sleep Country Canada Holdings, Inc. (D)	12,909	245,976
SNC-Lavalin Group, Inc. (B)	55,234	1,143,135
Spin Master Corp. (D)	10,054	272,479
Sprott, Inc.	7,199	249,129
Stelco Holdings, Inc.	12,962	530,069
Stella-Jones, Inc.	19,006	687,810
Superior Plus Corp. (B)	56,857	463,356
Supremex, Inc.	4,000	18,380
Taiga Building Products, Ltd. (A)	5,000	11,543
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	14

	Shares	Value
Canada (continued)
Tamarack Valley Energy, Ltd. (B)	99,174	$315,438
Taseko Mines, Ltd. (A)(B)	98,102	167,518
Tecsys, Inc.	649	12,842
TELUS Corp.	10,668	212,109
TeraGo, Inc. (A)	2,000	4,984
TerraVest Industries, Inc.	1,900	36,789
The North West Company, Inc.	18,430	477,870
Tidewater Midstream and Infrastructure, Ltd.	97,265	76,985
Timbercreek Financial Corp. (B)	29,474	177,989
Torex Gold Resources, Inc. (A)	30,780	378,970
Total Energy Services, Inc.	14,706	94,627
Touchstone Exploration, Inc. (A)(B)	10,000	7,915
TransAlta Corp.	73,756	597,832
TransAlta Renewables, Inc.	34,439	288,990
Transcontinental, Inc., Class A	24,952	285,270
Trican Well Service, Ltd. (A)	73,526	184,825
Tricon Residential, Inc.	70,437	569,897
Triple Flag Precious Metals Corp.	7,380	100,167
Trisura Group, Ltd. (A)	12,393	314,888
Uni-Select, Inc. (A)	15,096	524,184
Vecima Networks, Inc.	1,797	28,249
Vermilion Energy, Inc.	52,424	702,316
VersaBank	2,000	14,819
Victoria Gold Corp. (A)	4,906	30,454
Vitalhub Corp. (A)	5,800	11,222
Wajax Corp.	6,547	116,594
Wall Financial Corp.	1,600	18,879
Wesdome Gold Mines, Ltd. (A)	48,161	229,775
Western Copper & Gold Corp. (A)(B)	42,400	66,808
Western Forest Products, Inc.	118,342	108,412
Westshore Terminals Investment Corp.	14,844	272,620
Whitecap Resources, Inc.	85,302	653,909
WildBrain, Ltd. (A)(B)	20,697	37,162
Winpak, Ltd.	10,636	316,235
Yamana Gold, Inc.	291,703	1,492,185
Yellow Pages, Ltd.	3,166	32,832
Zenith Capital Corp. (A)	5,300	1,166
Chile 0.0%		8,794
Marimaca Copper Corp. (A)	3,200	8,794
China 0.0%		85,664
AustAsia Group, Ltd. (A)	17,524	9,109
Bund Center Investment, Ltd.	55,500	20,151
Fosun Tourism Group (A)(B)(D)	15,600	20,362
15	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Goodbaby International Holdings, Ltd. (A)	162,000	$14,060
Xingye Alloy Materials Group, Ltd. (A)	176,000	21,982
Cyprus 0.0%		5,444
SD Standard ETC PLC (A)	28,377	5,444
Denmark 2.8%		17,157,311
ALK-Abello A/S (A)	43,720	651,418
Alm Brand A/S	287,180	534,138
Ambu A/S, Class B (A)	2,708	39,683
Bang & Olufsen A/S (A)	41,442	75,152
Bavarian Nordic A/S (A)(B)	23,351	719,117
Better Collective A/S (A)(B)	8,719	155,358
Brodrene Hartmann A/S (A)	865	38,449
CBrain A/S	1,665	32,962
Chemometec A/S (A)	5,281	342,932
Columbus A/S	26,124	23,371
D/S Norden A/S	8,783	618,354
Dfds A/S	12,308	501,457
FLSmidth & Company A/S (B)	17,547	689,951
Fluegger Group A/S	225	12,845
H Lundbeck A/S	88,986	375,987
H Lundbeck A/S, A Shares (A)	4,749	18,168
H+H International A/S, Class B (A)	6,801	100,194
Harboes Bryggeri A/S, Class B (A)	1,452	13,750
ISS A/S (A)	47,231	1,029,437
Jeudan A/S	3,010	107,981
Jyske Bank A/S (A)	19,215	1,609,462
Matas A/S	13,454	156,448
MT Hoejgaard Holding A/S (A)(B)	339	7,642
Netcompany Group A/S (A)(D)	9,519	331,097
Nilfisk Holding A/S (A)	4,921	91,103
NKT A/S (A)	13,131	609,011
NNIT A/S (A)(D)	4,314	43,977
North Media AS	2,487	20,565
NTG Nordic Transport Group A/S (A)(B)	2,943	138,863
Parken Sport & Entertainment A/S (A)	1,870	24,742
Per Aarsleff Holding A/S	6,442	279,297
Ringkjoebing Landbobank A/S	8,819	1,392,861
Royal Unibrew A/S	16,664	1,158,886
RTX A/S (A)(B)	2,997	57,567
Scandinavian Tobacco Group A/S (D)	20,790	360,963
Schouw & Company A/S	4,381	348,330
SimCorp A/S	13,331	957,810
Solar A/S, B Shares	2,213	192,378
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	16

	Shares	Value
Denmark (continued)
SP Group A/S	1,662	$57,245
Spar Nord Bank A/S	31,557	582,349
Sparekassen Sjaelland-Fyn A/S	3,904	118,114
Sydbank A/S	22,266	1,133,154
TCM Group A/S	1,441	14,655
Tivoli A/S (A)	691	75,166
Topdanmark A/S	14,308	765,338
UIE PLC	5,980	160,881
Vestjysk Bank A/S (A)	25,591	13,308
Zealand Pharma A/S (A)	11,790	375,395
Faeroe Islands 0.0%		36,388
BankNordik P/F	1,415	36,388
Finland 2.1%		13,272,708
Aktia Bank OYJ	15,719	173,200
Alma Media OYJ	11,325	115,196
Anora Group OYJ	2,753	18,766
Apetit OYJ	1,524	18,226
Aspo OYJ	5,505	48,073
Atria OYJ	4,132	50,476
Bittium OYJ	10,462	46,939
Cargotec OYJ, B Shares	12,834	652,403
Caverion OYJ	9,892	94,545
Citycon OYJ (A)	21,062	154,970
Digia OYJ	7,562	47,318
Enento Group OYJ (A)(D)	5,041	102,053
EQ OYJ	1,165	25,855
Finnair OYJ (A)	205,747	123,050
Fiskars OYJ ABP	9,083	160,170
F-Secure OYJ (A)	33,411	117,378
Gofore OYJ	789	22,498
Harvia OYJ	3,999	90,878
HKScan OYJ, A Shares	11,127	9,037
Huhtamaki OYJ	24,927	879,997
Ilkka OYJ	9,901	39,941
Incap OYJ	2,230	41,338
Kamux Corp.	8,572	45,839
Kemira OYJ	33,664	644,782
Kojamo OYJ	35,149	464,576
Konecranes OYJ	15,494	527,157
Lassila & Tikanoja OYJ	9,775	112,953
Marimekko OYJ	7,820	76,172
Metsa Board OYJ, A Shares	1,067	12,307
Metsa Board OYJ, B Shares	44,791	391,861
17	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Finland (continued)
Musti Group OYJ (A)	8,683	$162,527
Nokian Renkaat OYJ	36,737	333,172
Olvi OYJ, A Shares	4,942	157,071
Oma Saastopankki OYJ	1,470	32,296
Oriola OYJ, A Shares	8,342	14,648
Oriola OYJ, B Shares	36,684	59,635
Orion OYJ, Class A	8,076	385,236
Orion OYJ, Class B	14,494	682,973
Outokumpu OYJ	97,262	582,306
Pihlajalinna OYJ	2,615	22,369
Ponsse OYJ	3,645	102,887
QT Group OYJ (A)	3,412	252,664
Raisio OYJ, V Shares	46,629	127,973
Rapala VMC OYJ	5,592	23,180
Revenio Group OYJ	6,366	234,578
Rovio Entertainment OYJ (D)	5,234	45,164
Sanoma OYJ	21,566	200,571
Taaleri OYJ	2,201	25,666
Talenom OYJ	1,935	16,831
Teleste OYJ	3,860	15,376
Terveystalo OYJ (D)	24,763	189,773
TietoEVRY OYJ	26,058	827,372
Tokmanni Group Corp.	13,828	196,507
Uponor OYJ	16,321	303,740
Vaisala OYJ, A Shares	5,709	250,226
Valmet OYJ	44,736	1,476,251
Verkkokauppa.com OYJ	6,156	17,364
Wartsila OYJ ABP	108,176	1,044,830
WithSecure OYJ (A)	33,411	58,356
YIT OYJ	43,342	123,212
France 4.8%		29,680,901
ABC arbitrage	8,505	57,549
AKWEL	3,921	66,050
ALD SA (D)	45,013	596,268
Altamir	5,040	138,478
Alten SA	7,824	1,221,063
Assystem SA	2,475	114,460
Atos SE (A)	3,283	46,427
Aubay	2,678	137,712
Axway Software SA	2,311	54,964
Bastide le Confort Medical (A)	1,264	41,923
Beneteau SA	14,545	259,312
Bigben Interactive	4,952	31,605
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	18

	Shares	Value
France (continued)
Boiron SA	1,579	$70,508
Bonduelle SCA	4,122	57,050
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	69	36,874
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	6,613
Casino Guichard Perrachon SA (A)(B)	10,362	105,070
Catana Group	5,106	40,896
Catering International Services	141	1,551
CBo Territoria	8,257	32,333
Cegedim SA	1,780	31,639
CGG SA (A)	244,859	211,581
Chargeurs SA	6,722	101,043
Cie des Alpes	7,675	114,576
Cie Plastic Omnium SA	17,801	320,644
Coface SA	37,203	548,309
Derichebourg SA	29,544	189,985
Ekinops SAS (A)	3,234	29,426
Electricite de Strasbourg SA	351	36,355
Elior Group SA (A)(D)	42,759	162,664
Elis SA	58,984	1,057,868
Equasens	1,219	101,537
Eramet SA	3,080	330,518
Etablissements Maurel et Prom SA	21,880	81,460
Eurazeo SE	11,557	777,671
Eutelsat Communications SA (B)	59,846	418,225
Exail Technologies SA (A)	519	11,246
Exel Industries, A Shares	466	25,629
Faurecia SE (A)	42,729	931,953
Fnac Darty SA	5,204	198,196
Gaumont SA (A)	489	51,630
Gaztransport Et Technigaz SA	7,495	782,735
GEA	126	11,654
Genfit SA (A)	8,754	37,877
GL Events (A)	3,354	72,147
Groupe Crit	1,108	80,702
Guerbet	1,938	39,610
Guillemot Corp.	834	7,907
Haulotte Group SA	3,951	15,496
HEXAOM	1,083	21,751
ID Logistics Group (A)	849	272,692
Imerys SA	9,519	422,399
Infotel SA	1,413	85,160
Interparfums SA	1,987	132,187
IPSOS	16,827	1,032,254
19	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Jacquet Metals SACA	3,847	$78,702
JCDecaux SE (A)	19,042	434,888
Kaufman & Broad SA	4,342	133,069
Korian SA	23,528	192,051
Laurent-Perrier	1,118	141,729
Lectra	6,803	253,684
Linedata Services	308	14,822
LISI	6,412	170,185
LNA Sante SA	2,041	62,592
Lumibird (A)	2,952	52,363
Maisons du Monde SA (D)	9,334	111,409
Manitou BF SA	4,533	128,183
Mersen SA	6,826	322,035
Metropole Television SA	7,648	114,151
Nacon SA (A)(B)	2,227	5,472
Neoen SA (B)(D)	7,011	252,194
Neurones	1,505	66,656
Nexans SA	7,583	731,096
Nexity SA	12,839	340,674
NRJ Group	6,595	45,851
Oeneo SA (B)	4,715	74,768
OL Groupe SA (A)	3,929	12,341
OSE Immuno (A)	913	5,416
Pierre Et Vacances SA (A)	14,816	28,179
Plastivaloire	1,440	5,057
Quadient SA	11,926	206,990
Recylex SA (A)(C)	4,454	8,706
Rexel SA (A)	60,634	1,507,210
Robertet SA	30	28,948
Rothschild & Company	10,848	543,208
Rubis SCA	29,068	802,017
Samse SA	285	57,108
Savencia SA	1,501	97,128
SCOR SE	43,968	1,079,260
SEB SA	866	99,899
Seche Environnement SA	847	96,375
SMCP SA (A)(D)	9,812	76,591
Societe BIC SA	7,759	501,903
Societe LDC SA	493	58,378
Societe pour l’Informatique Industrielle	2,047	107,440
SOITEC (A)	3,822	568,730
Solocal Group (A)(B)	47,008	26,014
Sopra Steria Group SACA	4,921	971,826
SPIE SA	42,580	1,167,415
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	20

	Shares	Value
France (continued)
Stef SA	1,253	$138,663
Synergie SE	3,038	108,087
Technicolor Creative Studios SA (A)(B)	51,859	10,494
Technip Energies NV	35,184	681,173
Television Francaise 1	12,835	102,280
Thermador Groupe	2,187	223,711
Tikehau Capital SCA (B)	9,962	275,107
Trigano SA	2,721	364,573
Ubisoft Entertainment SA (A)	23,219	509,076
Valeo	61,277	1,273,011
Vallourec SA (A)	38,555	550,138
Vantiva SA (A)	63,521	15,322
Verallia SA (D)	18,813	758,307
Vetoquinol SA	1,307	110,912
Vicat SA	5,979	187,599
VIEL & Cie SA	6,888	47,347
Vilmorin & Cie SA	2,003	102,138
Virbac SA	1,331	397,582
Voltalia SA (A)	2,523	47,757
Vranken-Pommery Monopole SA	923	17,522
Wavestone	2,034	105,589
Xilam Animation SA (A)	268	8,368
Gabon 0.0%		43,074
Totalenergies EP Gabon	243	43,074
Georgia 0.1%		708,465
Bank of Georgia Group PLC	13,173	443,581
Georgia Capital PLC (A)	5,972	58,700
TBC Bank Group PLC	6,910	206,184
Germany 5.9%		36,398,127
1&1 AG	13,559	162,463
7C Solarparken AG	13,672	57,047
Aareal Bank AG (A)	24,051	838,804
Adesso SE	836	133,864
AIXTRON SE	13,891	426,043
All for One Group SE	784	37,056
Allgeier SE (B)	2,876	83,237
Amadeus Fire AG	1,891	245,662
Atoss Software AG	1,254	215,118
Aurubis AG	10,804	1,056,723
Auto1 Group SE (A)(D)	9,294	70,614
Basler AG	3,699	111,854
Bauer AG (A)(B)	7,205	46,057
21	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
BayWa AG	4,813	$216,831
Bechtle AG	24,471	1,030,543
Bertrandt AG	2,111	107,853
Bijou Brigitte AG (A)	1,764	73,988
Bilfinger SE	11,468	455,250
Borussia Dortmund GmbH & Company KGaA (A)	29,529	133,267
CANCOM SE	12,396	433,931
CECONOMY AG (A)(B)	54,720	143,499
CENIT AG	2,412	32,798
Cewe Stiftung & Company KGAA	2,024	202,329
CompuGroup Medical SE & Company KGaA	8,422	400,095
CropEnergies AG	9,512	117,053
CTS Eventim AG & Company KGaA (A)	9,765	640,843
Data Modul AG	635	39,018
Dermapharm Holding SE	5,347	217,435
Deutsche Beteiligungs AG	4,967	163,273
Deutsche Pfandbriefbank AG (D)	49,112	485,928
Deutz AG	29,998	184,269
DIC Asset AG	14,590	133,004
Dr. Hoenle AG	1,598	30,741
Draegerwerk AG & Company KGaA	1,198	46,583
Duerr AG	18,706	704,160
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,771	271,126
Elmos Semiconductor SE	2,704	219,419
ElringKlinger AG	9,007	83,483
Encavis AG	35,041	683,927
Energiekontor AG	2,118	151,959
EuroEyes International Eye Clinic, Ltd.	14,000	9,802
Evotec SE (A)	7,818	140,184
Fielmann AG	6,964	247,194
flatexDEGIRO AG (A)	8,505	72,441
FORTEC Elektronik AG	601	15,503
Fraport AG Frankfurt Airport Services Worldwide (A)	11,414	617,836
Freenet AG	39,484	984,189
Fuchs Petrolub SE	9,623	315,174
GEA Group AG	3,661	160,937
Gerresheimer AG	10,784	946,918
Gesco SE	3,651	98,421
GFT Technologies SE	6,077	257,273
GK Software SE (A)	245	37,519
GRENKE AG	1,670	52,061
H&R GmbH & Company KGaA (A)	6,074	38,166
Hamburger Hafen und Logistik AG	9,289	122,883
Hawesko Holding SE	828	36,144
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	22

	Shares	Value
Germany (continued)
Heidelberger Druckmaschinen AG (A)	90,943	$163,621
Hensoldt AG	10,475	340,894
HOCHTIEF AG	7,244	493,393
Hornbach Holding AG & Company KGaA	3,311	274,981
HUGO BOSS AG	19,103	1,306,533
Hypoport SE (A)	864	130,373
Indus Holding AG	7,265	176,047
Instone Real Estate Group SE (D)	13,507	126,778
IVU Traffic Technologies AG	1,803	31,216
Jenoptik AG	18,413	638,715
JOST Werke AG (D)	4,614	262,733
K+S AG	45,391	1,077,439
Kloeckner & Company SE	24,680	267,130
Koenig & Bauer AG (A)	4,359	88,058
Krones AG	4,487	546,437
KSB SE & Company KGaA	73	38,163
KWS Saat SE & Company KGaA	4,093	273,090
LANXESS AG	28,186	1,311,373
LEG Immobilien SE	1,858	134,551
Leifheit AG	2,841	50,835
Leoni AG (A)	9,448	29,788
Manz AG (A)(B)	1,315	32,671
Mediclin AG (A)	8,179	27,126
Medigene AG (A)	6,493	14,504
Medios AG (A)	530	10,948
METRO AG (A)	35,729	322,161
MLP SE	22,937	119,539
Nagarro SE (A)(B)	2,762	282,694
New Work SE	1,026	174,946
Nexus AG	4,830	270,966
Nordex SE (A)(B)	44,605	670,999
Norma Group SE	11,109	299,174
OHB SE	2,007	64,683
PATRIZIA SE	15,691	182,348
Pfeiffer Vacuum Technology AG (B)	1,271	209,659
PNE AG	16,489	279,064
Progress-Werk Oberkirch AG	386	12,797
ProSiebenSat.1 Media SE (B)	61,649	613,955
PSI Software AG	3,728	98,493
PVA TePla AG (A)	5,294	143,142
q.beyond AG (A)	10,199	10,756
R Stahl AG (A)	823	14,875
Rational AG	39	25,868
SAF-Holland SE	11,092	138,463
23	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Salzgitter AG	11,524	$483,568
Scout24 SE (D)	15,005	822,365
Secunet Security Networks AG	413	100,448
SGL Carbon SE (A)(B)	17,099	160,075
Siltronic AG	5,910	430,358
Sirius Real Estate, Ltd.	298,315	301,427
Sixt SE	4,442	600,521
SMA Solar Technology AG (A)(B)	3,558	277,375
Software AG	17,078	338,443
Stabilus SE	8,657	585,208
STRATEC SE	2,035	165,503
Stroeer SE & Company KGaA	9,415	527,532
Suedzucker AG	22,841	387,550
SUESS MicroTec SE	6,541	149,799
Surteco Group SE	2,163	44,441
Synlab AG	2,086	15,425
Syzygy AG	471	2,955
TAG Immobilien AG	46,798	372,155
Takkt AG	12,693	190,148
TeamViewer AG (A)(D)	44,499	717,348
Technotrans SE	2,893	85,647
thyssenkrupp AG	113,691	851,619
Traffic Systems SE	2,239	66,691
United Internet AG	10,039	219,382
USU Software AG	468	10,241
Varta AG (B)	4,004	119,034
VERBIO Vereinigte BioEnergie AG	7,922	397,417
Vitesco Technologies Group AG (A)	4,520	313,786
Vivoryon Therapeutics NV (A)	1,006	15,351
Vossloh AG	3,151	134,736
Wacker Neuson SE	10,307	218,453
Washtec AG	4,217	175,546
Westwing Group SE (A)	3,087	27,365
Wuestenrot & Wuerttembergische AG	9,794	177,904
Zeal Network SE (B)	2,720	90,540
Gibraltar 0.0%		94,894
888 Holdings PLC (A)	111,653	94,894
Greece 0.0%		81,680
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	35
Okeanis Eco Tankers Corp. (A)(D)	3,343	81,645
TT Hellenic Postbank SA (A)(C)	20,725	0
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	24

	Shares	Value
Greenland 0.0%		$27,806
GronlandsBANKEN A/S	313	27,806
Hong Kong 2.2%		13,408,912
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	38,086
Aidigong Maternal & Child Health, Ltd. (A)	588,000	46,521
Allied Group, Ltd.	360,000	83,534
Analogue Holdings, Ltd.	44,000	6,726
APAC Resources, Ltd. (A)	218,605	31,705
Apollo Future Mobility Group, Ltd. (A)(B)	1,040,000	21,346
Asia Financial Holdings, Ltd.	94,000	38,931
Asia Standard International Group, Ltd. (A)	236,000	20,805
ASMPT, Ltd.	81,900	698,803
Associated International Hotels, Ltd.	26,000	30,509
BOCOM International Holdings Company, Ltd.	346,000	26,932
Bright Smart Securities & Commodities Group, Ltd.	132,000	24,747
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	61,863
Build King Holdings, Ltd.	150,000	16,624
Burwill Holdings, Ltd. (A)(C)	1,216,000	4,957
Cafe de Coral Holdings, Ltd.	100,000	153,748
Century City International Holdings, Ltd. (A)	452,000	17,570
Chen Hsong Holdings	40,000	9,482
Chevalier International Holdings, Ltd.	45,524	40,619
China Baoli Technologies Holdings, Ltd. (A)	51,750	566
China Best Group Holding, Ltd. (A)	210,000	9,222
China Energy Development Holdings, Ltd. (A)	2,938,000	46,427
China Motor Bus Company, Ltd.	6,400	57,822
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	48,542
Chinese Estates Holdings, Ltd. (A)	183,500	58,277
Chinney Investments, Ltd.	36,000	6,060
Chow Sang Sang Holdings International, Ltd.	107,000	137,799
Chuang’s China Investments, Ltd.	210,000	6,689
Chuang’s Consortium International, Ltd.	340,021	28,600
CITIC Telecom International Holdings, Ltd.	476,000	173,446
CMBC Capital Holdings, Ltd.	42,750	8,952
C-MER Eye Care Holdings, Ltd. (A)	114,000	67,061
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,069
Cowell e Holdings, Inc. (A)	58,000	103,791
Crystal International Group, Ltd. (D)	51,500	14,392
CSC Holdings, Ltd. (A)	4,597,500	20,556
CSI Properties, Ltd.	1,976,333	37,323
Dah Sing Banking Group, Ltd.	137,648	111,724
Dah Sing Financial Holdings, Ltd.	46,744	126,293
Dickson Concepts International, Ltd.	63,500	33,902
25	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Digital Domain Holdings, Ltd. (A)	190,000	$5,927
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	48,930
Eagle Nice International Holdings, Ltd.	46,000	26,254
EC Healthcare	82,000	78,000
EcoGreen International Group, Ltd. (A)(C)	76,000	16,557
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Entertainment Hotel, Ltd. (A)	185,000	14,386
Emperor International Holdings, Ltd.	508,250	42,649
Emperor Watch & Jewellery, Ltd.	1,270,000	26,935
ENM Holdings, Ltd. (A)	368,000	18,298
Esprit Holdings, Ltd. (A)	525,375	49,567
Fairwood Holdings, Ltd.	30,500	48,046
Far East Consortium International, Ltd.	400,275	93,346
First Pacific Company, Ltd.	618,000	207,225
Fountain SET Holdings, Ltd.	188,000	19,172
FSE Lifestyle Services, Ltd.	13,000	10,205
Fullwealth International Group Holdings, Ltd. (A)	40,000	5,503
GDH Guangnan Holdings, Ltd.	108,000	8,950
Genting Hong Kong, Ltd. (A)	550,000	110
Giordano International, Ltd.	389,708	94,913
Glorious Sun Enterprises, Ltd.	146,000	14,133
Gold Peak Technology Group, Ltd. (A)	90,000	6,659
Golden Resources Development International, Ltd.	298,000	46,363
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	805
GR Properties, Ltd. (A)	184,000	18,994
Great Eagle Holdings, Ltd.	63,874	151,071
G-Resources Group, Ltd.	178,080	49,782
Guotai Junan International Holdings, Ltd.	744,600	65,510
Haitong International Securities Group, Ltd. (A)	715,316	72,039
Hang Lung Group, Ltd.	197,000	357,944
Hanison Construction Holdings, Ltd.	143,631	21,403
Harbour Centre Development, Ltd. (A)	37,500	34,120
HKBN, Ltd.	216,000	153,823
HKR International, Ltd.	361,840	114,756
Hon Kwok Land Investment Company, Ltd.	64,000	17,713
Hong Kong Ferry Holdings Company, Ltd.	64,000	63,877
Hong Kong Technology Venture Company, Ltd.	130,000	96,149
Hong Kong Technology Venture Company, Ltd., ADR	1,717	25,154
Hongkong Chinese, Ltd.	224,000	15,118
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,818
Hutchison Port Holdings Trust	1,122,600	207,028
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	88,130
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	26

	Shares	Value
Hong Kong (continued)
Hypebeast, Ltd. (A)	120,000	$5,513
Hysan Development Company, Ltd.	160,000	506,777
Imagi International Holdings, Ltd. (A)	69,281	2,643
International Housewares Retail Company, Ltd.	95,000	33,898
IPE Group, Ltd. (A)	220,000	14,544
IRC, Ltd. (A)	1,194,000	18,107
ITC Properties Group, Ltd.	136,252	17,733
Jacobson Pharma Corp., Ltd.	176,000	22,445
Johnson Electric Holdings, Ltd.	114,253	131,061
K Wah International Holdings, Ltd.	295,000	101,910
Kader Holdings Company, Ltd. (A)	14,000	802
Karrie International Holdings, Ltd.	180,000	31,436
Keck Seng Investments Hong Kong, Ltd.	19,000	6,642
Kerry Logistics Network, Ltd.	100,500	166,095
Kerry Properties, Ltd.	143,000	358,062
Kingmaker Footwear Holdings, Ltd.	54,000	6,190
Kowloon Development Company, Ltd.	106,000	112,528
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	5,785
Lai Sun Development Company, Ltd. (A)	127,179	25,246
Lai Sun Garment International, Ltd. (A)	70,269	13,267
Langham Hospitality Investments, Ltd.	390,250	51,752
Lerthai Group, Ltd. (A)(C)	18,000	2,041
Lippo China Resources, Ltd.	1,028,000	14,407
Lippo, Ltd.	31,250	9,555
Liu Chong Hing Investment, Ltd.	76,000	69,405
Luk Fook Holdings International, Ltd.	97,000	309,667
Lung Kee Bermuda Holdings, Ltd.	48,000	15,096
Man Wah Holdings, Ltd.	384,000	393,147
Mandarin Oriental International, Ltd. (A)	48,800	89,666
Mason Group Holdings, Ltd. (A)	9,029,000	35,680
Melco International Development, Ltd. (A)	199,000	245,812
MH Development, Ltd. (A)(C)	124,000	8,246
Midland Holdings, Ltd. (A)	54,000	6,264
Miramar Hotel & Investment	86,000	128,678
Modern Dental Group, Ltd.	107,000	40,256
National Electronics Holdings	88,000	10,651
National United Resources Holdings, Ltd. (A)	109,000	1,154
Nissin Foods Company, Ltd.	91,000	74,771
NWS Holdings, Ltd.	331,000	291,451
Oriental Watch Holdings	134,378	71,941
Oshidori International Holdings, Ltd. (A)	1,540,200	49,095
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,377,000	499,884
Pacific Century Premium Developments, Ltd. (A)	32,400	1,588
27	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Pacific Textiles Holdings, Ltd.	270,000	$90,486
Paliburg Holdings, Ltd. (A)	101,380	24,296
Paradise Entertainment, Ltd. (A)	176,000	22,437
PC Partner Group, Ltd.	56,000	41,070
PCCW, Ltd.	876,773	435,845
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	121,000	62,651
Pico Far East Holdings, Ltd.	254,000	46,275
Playmates Holdings, Ltd.	640,000	49,733
Plover Bay Technologies, Ltd.	88,000	30,985
PT International Development Company, Ltd. (A)	453,327	7,231
Public Financial Holdings, Ltd.	126,000	36,608
Realord Group Holdings, Ltd. (A)	30,000	24,080
Regal Hotels International Holdings, Ltd. (A)	117,200	47,494
Regina Miracle International Holdings, Ltd. (D)	67,000	26,922
SAS Dragon Holdings, Ltd.	84,000	41,013
SEA Holdings, Ltd.	68,484	19,914
Shangri-La Asia, Ltd. (A)	298,000	285,029
Shun Tak Holdings, Ltd. (A)	455,250	92,224
Singamas Container Holdings, Ltd.	270,000	23,388
SJM Holdings, Ltd. (A)(B)	675,000	340,069
SmarTone Telecommunications Holdings, Ltd.	73,089	48,827
Solomon Systech International, Ltd.	266,000	18,994
Soundwill Holdings, Ltd.	39,500	36,037
Stella International Holdings, Ltd.	131,000	127,360
Sun Hung Kai & Company, Ltd.	129,318	52,424
SUNeVision Holdings, Ltd.	173,000	101,837
TAI Cheung Holdings, Ltd.	115,000	62,289
Tan Chong International, Ltd.	63,000	13,649
Television Broadcasts, Ltd. (A)	105,800	49,997
Texhong International Group, Ltd.	42,000	36,026
Texwinca Holdings, Ltd.	264,000	44,412
The Bank of East Asia, Ltd.	127,708	180,396
The Hongkong & Shanghai Hotels, Ltd. (A)	116,523	121,637
Town Health International Medical Group, Ltd.	308,000	12,755
Tradelink Electronic Commerce, Ltd.	186,000	21,808
Transport International Holdings, Ltd.	86,278	120,256
United Laboratories International Holdings, Ltd.	308,500	184,912
Up Energy Development Group, Ltd. (A)(C)	898,000	1,476
Upbest Group, Ltd.	8,000	530
Value Partners Group, Ltd.	295,000	106,144
Valuetronics Holdings, Ltd.	125,150	49,196
Vedan International Holdings, Ltd.	168,000	12,420
Vitasoy International Holdings, Ltd. (B)	194,000	397,532
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	28

	Shares	Value
Hong Kong (continued)
VPower Group International Holdings, Ltd. (A)(D)	201,361	$10,917
VSTECS Holdings, Ltd.	188,400	108,761
VTech Holdings, Ltd.	41,800	229,638
Wai Kee Holdings, Ltd.	72,000	16,799
Wang On Group, Ltd. (A)	1,780,000	10,900
Wealthking Investments, Ltd. (A)	376,000	16,504
Wing On Company International, Ltd.	28,000	50,046
Wing Tai Properties, Ltd.	118,000	53,881
YTO International Express & Supply Chain Technology, Ltd.	30,000	7,874
Yue Yuen Industrial Holdings, Ltd.	237,500	351,378
Yunfeng Financial Group, Ltd. (A)	46,000	7,463
Zensun Enterprises, Ltd. (A)	107,000	16,622
Zhaobangji Properties Holdings, Ltd. (A)	632,000	30,191
Ireland 1.0%		5,999,990
AIB Group PLC	60,458	258,234
Bank of Ireland Group PLC	312,684	3,444,868
C&C Group PLC (A)	147,926	264,686
Cairn Homes PLC	93,903	93,558
COSMO Pharmaceuticals NV	2,339	150,036
Dalata Hotel Group PLC (A)	22,181	100,735
FBD Holdings PLC	8,155	117,315
Glanbia PLC	32,080	396,144
Glenveagh Properties PLC (A)(D)	59,988	63,160
Grafton Group PLC, CHESS Depositary Interest	65,373	748,044
Greencore Group PLC (A)	189,388	185,430
Hostelworld Group PLC (A)(D)	23,274	37,850
Irish Continental Group PLC	20,593	93,464
Permanent TSB Group Holdings PLC (A)	16,886	46,466
Isle of Man 0.1%		553,716
Playtech PLC (A)	76,705	518,579
Strix Group PLC	29,122	35,137
Israel 1.1%		6,754,951
Abra Information Technologies, Ltd. (A)	12,456	11,596
Adgar Investment and Development, Ltd.	21,013	25,306
Afcon Holdings, Ltd.	677	20,869
AFI Properties, Ltd. (A)	4,473	118,972
Africa Israel Residences, Ltd.	1,267	46,768
Airport City, Ltd. (A)	1	7
Allot, Ltd. (A)	10,164	30,021
Alrov Properties and Lodgings, Ltd.	2,069	84,428
Arad, Ltd.	2,993	33,592
Ashtrom Group, Ltd.	4,885	74,953
29	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
AudioCodes, Ltd.	5,373	$86,774
Aura Investments, Ltd.	38,484	52,660
Automatic Bank Services, Ltd.	2,098	7,562
Avgol Industries 1953, Ltd. (A)(B)	33,538	15,819
Azorim-Investment Development & Construction Company, Ltd.	18,584	49,129
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	50,766
BioLine RX, Ltd. (A)	56,614	2,173
Blue Square Real Estate, Ltd.	1,082	54,283
Camtek, Ltd. (A)	1,190	32,216
Carasso Motors, Ltd.	10,045	48,858
Cellcom Israel, Ltd. (A)	28,310	113,744
Ceragon Networks, Ltd. (A)	14,289	26,435
Clal Insurance Enterprises Holdings, Ltd. (A)	16,109	230,994
Compugen, Ltd. (A)	2,812	2,205
Danel Adir Yeoshua, Ltd.	1,164	87,693
Delek Automotive Systems, Ltd.	14,507	146,526
Delta Galil, Ltd.	2,564	104,114
Delta Israel Brands, Ltd.	611	7,301
Dor Alon Energy in Israel 1988, Ltd.	2,265	47,713
Electra Consumer Products 1970, Ltd.	2,312	60,734
Electra Real Estate, Ltd.	5,828	48,570
Ellomay Capital, Ltd. (A)	420	5,167
Elron Ventures, Ltd.	7,485	10,086
Energix-Renewable Energies, Ltd.	1	2
Equital, Ltd. (A)	7,225	170,698
First International Bank of Israel, Ltd.	1	21
FMS Enterprises Migun, Ltd.	748	21,923
Formula Systems 1985, Ltd.	2,659	181,707
Fox Wizel, Ltd.	1,196	94,992
Gav-Yam Lands Corp., Ltd.	24,744	176,657
Gilat Satellite Networks, Ltd. (A)	5,281	31,198
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	4,410
Globrands, Ltd.	85	9,124
Hamat Group, Ltd. (A)	3,347	17,411
Hilan, Ltd.	3,350	135,395
IDI Insurance Company, Ltd.	2,440	56,418
IES Holdings, Ltd.	762	43,916
Ilex Medical, Ltd.	1,319	30,081
Inrom Construction Industries, Ltd.	29,233	97,124
Isracard, Ltd.	37,464	132,761
Israel Canada T.R, Ltd.	28,087	56,787
Israel Land Development Company, Ltd.	5,117	47,560
Isras Investment Company, Ltd.	423	65,816
Issta, Ltd.	1,875	41,984
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	30

	Shares	Value
Israel (continued)
Kamada, Ltd. (A)	7,673	$32,818
Kardan Real Estate Enterprise & Development, Ltd.	5,870	5,323
Kerur Holdings, Ltd.	1,291	26,878
Klil Industries, Ltd.	300	16,465
Levinstein Properties, Ltd.	1,350	27,550
M Yochananof & Sons, Ltd.	1,229	58,429
Magic Software Enterprises, Ltd.	6,930	94,037
Malam - Team, Ltd.	2,400	43,336
Matrix IT, Ltd.	2,804	51,343
Maytronics, Ltd.	2,944	35,487
Mediterranean Towers, Ltd.	22,244	42,362
Mega Or Holdings, Ltd.	5,739	123,155
Mehadrin, Ltd. (A)	167	5,252
Meitav Investment House, Ltd. (A)	7,033	20,538
Menora Mivtachim Holdings, Ltd.	6,228	119,745
Meshulam Levinstein Contracting & Engineering, Ltd.	125	9,039
Migdal Insurance & Financial Holdings, Ltd. (A)	61,896	69,113
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd.	1,455	28,515
Mizrahi Tefahot Bank, Ltd.	1	20
Naphtha Israel Petroleum Corp., Ltd.	12,008	44,605
Nawi Brothers, Ltd.	4,915	32,697
Neto Malinda Trading, Ltd. (A)	532	11,136
Neto ME Holdings, Ltd. (A)	616	13,341
Novolog, Ltd.	76,556	37,700
NR Spuntech Industries, Ltd. (A)	7,555	6,273
Oil Refineries, Ltd.	591,341	178,425
One Software Technologies, Ltd.	9,249	103,361
Palram Industries 1990, Ltd.	2,911	16,732
Partner Communications Company, Ltd. (A)	36,837	205,895
Paz Oil Company, Ltd. (A)	2,625	278,159
Peninsula Group, Ltd.	11,513	5,048
Perion Network, Ltd. (A)	9,594	332,202
Plasson Industries, Ltd.	710	27,639
Plus500, Ltd.	30,141	650,193
Prashkovsky Investments and Construction, Ltd.	929	19,025
Priortech, Ltd. (A)	2,299	42,611
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	101,312
Raval Ics, Ltd.	11,596	12,626
Sano-Brunos Enterprises, Ltd. (A)	577	32,445
Scope Metals Group, Ltd. (A)	2,284	75,409
Shikun & Binui, Ltd. (A)	1	1
Summit Real Estate Holdings, Ltd.	10,195	110,250
Suny Cellular Communication, Ltd.	18,682	7,237
31	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Tadiran Group, Ltd.	651	$55,513
Tamar Petroleum, Ltd. (D)	16,837	37,761
Tel Aviv Stock Exchange, Ltd.	15,875	77,638
Telsys, Ltd.	899	44,052
Tera Light, Ltd. (A)	9,239	10,492
Tiv Taam Holdings 1, Ltd.	11,851	18,987
Tower Semiconductor, Ltd. (A)	1	26
Tremor International, Ltd. (A)(B)	17,934	68,604
Tremor International, Ltd., ADR (A)	1,500	11,760
Victory Supermarket Chain, Ltd.	2,484	24,194
YD More Investments, Ltd.	4,219	9,178
YH Dimri Construction & Development, Ltd.	1,740	88,998
Italy 4.0%		24,559,146
A2A SpA	449,642	662,064
ACEA SpA	13,366	198,899
Aeffe SpA (A)(B)	16,597	22,656
Anima Holding SpA (D)	79,382	342,926
Aquafil SpA	5,089	31,235
Arnoldo Mondadori Editore SpA	41,391	80,107
Ascopiave SpA	22,706	64,888
Autogrill SpA (A)	7,745	54,990
Avio SpA	6,136	66,544
Azimut Holding SpA	32,492	770,903
Banca Generali SpA	17,982	621,444
Banca IFIS SpA	9,421	154,645
Banca Mediolanum SpA	50,496	489,232
Banca Popolare di Sondrio SpA	185,374	941,901
Banca Profilo SpA	121,842	27,289
Banca Sistema SpA (D)	14,130	22,735
Banco BPM SpA	506,125	2,206,276
Banco di Desio e della Brianza SpA	13,389	49,823
BasicNet SpA	3,403	20,897
BF SpA	5,823	23,366
BFF Bank SpA (D)	25,672	254,836
Biesse SpA	1,347	24,234
BPER Banca	303,316	861,564
Brembo SpA	42,382	668,259
Brunello Cucinelli SpA	10,679	899,631
Buzzi Unicem SpA	29,399	676,129
Cairo Communication SpA	21,855	40,104
Carel Industries SpA (D)	9,561	266,444
Cementir Holding NV	17,059	146,105
CIR SpA-Compagnie Industriali (A)	284,178	130,820
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	32

	Shares	Value
Italy (continued)
Credito Emiliano SpA	37,888	$325,567
Danieli & C Officine Meccaniche SpA	4,189	113,345
Danieli & C Officine Meccaniche SpA, Savings Shares	11,575	234,897
De’ Longhi SpA	19,511	486,251
Digital Bros SpA	631	14,780
doValue SpA (D)	11,526	84,182
Elica SpA	10,005	30,769
Emak SpA	21,737	25,348
Enav SpA (D)	23,052	102,013
ERG SpA	4,385	126,108
Esprinet SpA	11,933	91,072
Eurotech SpA (A)	9,022	32,465
Fila SpA	3,770	29,898
Fincantieri SpA (A)(B)	193,472	122,733
FNM SpA (A)	72,366	33,815
Garofalo Health Care SpA (A)	6,031	23,918
Gefran SpA	1,600	16,742
Geox SpA (A)	22,422	27,399
Gruppo MutuiOnline SpA	9,259	281,281
Hera SpA	263,262	700,638
Illimity Bank SpA (A)	18,559	130,852
IMMSI SpA	75,963	42,064
Interpump Group SpA	15,836	869,301
Iren SpA	217,224	376,002
Italgas SpA	161,459	917,173
Italmobiliare SpA	5,244	132,153
Iveco Group NV (A)	52,824	498,663
KME Group SpA (A)	66,972	55,616
Leonardo SpA	137,402	1,541,553
LU-VE SpA	2,562	82,087
Maire Tecnimont SpA (B)	49,836	200,898
MFE-MediaForEurope NV, Class A	230,009	101,055
MFE-MediaForEurope NV, Class B	89,755	64,939
Newlat Food SpA (A)	1,582	7,799
Openjobmetis SpA Agenzia per il Lavoro	4,189	40,619
Orsero SpA	2,504	39,623
OVS SpA (D)	75,854	206,283
Pharmanutra SpA	1,031	65,373
Piaggio & C SpA	59,218	250,438
Piovan SpA (D)	1,138	12,209
Pirelli & C. SpA (D)	109,418	557,394
RAI Way SpA (D)	34,478	196,678
Reply SpA	7,043	845,228
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	33,852
33	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Sabaf SpA	2,928	$52,592
SAES Getters SpA	2,668	92,146
SAES Getters SpA, Savings Shares	2,176	59,167
Safilo Group SpA (A)	50,543	74,754
Salvatore Ferragamo SpA (B)	15,561	295,846
Sanlorenzo SpA/Ameglia	454	20,739
Saras SpA (A)	186,965	282,819
Sesa SpA	2,594	334,571
SOL SpA	11,563	296,518
Tamburi Investment Partners SpA	35,021	283,771
Technogym SpA (D)	41,738	370,801
Telecom Italia SpA (A)	68,484	22,362
Tinexta SpA	8,122	206,348
TXT e-solutions SpA (A)	3,737	71,961
Unieuro SpA (B)(D)	5,335	63,268
Unipol Gruppo SpA	131,894	697,704
UnipolSai Assicurazioni SpA	27,183	69,152
Webuild SpA (B)	63,047	114,543
Zignago Vetro SpA	8,446	158,065
Japan 24.0%		147,751,200
&Do Holdings Company, Ltd.	2,600	16,920
A&D HOLON Holdings Company, Ltd.	6,900	70,927
Access Company, Ltd. (A)	9,100	65,781
Achilles Corp.	4,700	46,504
AD Works Group Company, Ltd.	10,540	13,003
Adastria Company, Ltd. (B)	7,540	119,950
ADEKA Corp.	25,191	408,745
Ad-sol Nissin Corp.	2,800	30,528
Adtec Plasma Technology Company, Ltd.	1,400	16,170
Advan Group Company, Ltd.	7,300	49,233
Advance Create Company, Ltd.	3,200	27,877
Advanced Media, Inc. (A)	1,400	15,883
Adventure, Inc.	600	42,825
Aeon Delight Company, Ltd.	6,300	137,446
Aeon Fantasy Company, Ltd.	2,200	44,541
AEON Financial Service Company, Ltd.	3,400	32,277
Aeon Hokkaido Corp. (B)	7,700	48,235
Aeon Kyushu Company, Ltd.	900	14,930
AFC-HD AMS Life Science Company, Ltd.	3,000	16,927
Agro-Kanesho Company, Ltd.	2,800	31,712
AGS Corp.	1,400	7,214
Ahresty Corp.	9,400	40,580
Ai Holdings Corp.	11,500	190,877
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	34

	Shares	Value
Japan (continued)
Aica Kogyo Company, Ltd. (B)	16,000	$363,597
Aichi Corp.	10,700	61,977
Aichi Financial Group, Inc. (B)	11,390	210,321
Aichi Steel Corp.	4,100	73,197
Aichi Tokei Denki Company, Ltd.	3,300	36,426
Aida Engineering, Ltd.	16,800	98,955
Aiful Corp.	58,500	159,837
Ain Holdings, Inc.	7,400	307,610
Ainavo Holdings Company, Ltd.	2,400	18,048
Aiphone Company, Ltd.	3,500	51,305
Airport Facilities Company, Ltd.	9,200	37,184
Airtrip Corp.	4,600	82,839
Aisan Industry Company, Ltd.	12,600	85,826
AIT Corp.	2,300	25,841
Aizawa Securities Group Company, Ltd.	7,900	40,481
Ajis Company, Ltd.	1,600	27,240
Akatsuki Corp.	6,800	16,687
Akatsuki, Inc.	3,000	47,800
Akebono Brake Industry Company, Ltd. (A)	25,300	26,954
Albis Company, Ltd.	2,200	39,181
Alconix Corp.	8,400	83,838
Alinco, Inc.	5,400	41,940
Alleanza Holdings Company, Ltd.	2,600	18,805
Allied Architects, Inc. (A)	2,400	14,557
Allied Telesis Holdings KK (A)	9,200	7,296
Alpen Company, Ltd.	5,400	78,094
Alpha Corp.	2,500	18,468
AlphaPolis Company, Ltd. (A)	1,100	20,393
Alps Alpine Company, Ltd.	15,200	144,383
Alps Logistics Company, Ltd.	6,000	56,749
Altech Corp.	5,730	106,060
Amano Corp.	17,200	318,083
Amiyaki Tei Company, Ltd.	1,000	22,023
Amuse, Inc.	3,900	52,041
Amvis Holdings, Inc.	1,000	24,070
Anabuki Kosan, Inc.	1,000	16,407
Anest Iwata Corp.	12,200	82,882
AnGes, Inc. (A)	6,300	5,824
Anicom Holdings, Inc.	22,100	89,127
Anritsu Corp. (B)	43,900	400,723
AOI Electronics Company, Ltd.	1,600	21,275
AOKI Holdings, Inc.	12,500	75,335
Aoki Super Company, Ltd.	600	10,102
Aoyama Trading Company, Ltd.	15,100	107,241
35	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Aoyama Zaisan Networks Company, Ltd.	5,700	$46,683
Aozora Bank, Ltd.	1,700	32,922
Arakawa Chemical Industries, Ltd.	5,800	42,613
Arata Corp.	4,900	145,305
Araya Industrial Company, Ltd.	1,200	21,145
Arcland Service Holdings Company, Ltd.	5,300	85,821
ARCLANDS Corp.	1,300	13,766
Arcs Company, Ltd.	13,584	216,220
Ardepro Company, Ltd.	6,079	16,605
Arealink Company, Ltd.	3,100	47,406
Argo Graphics, Inc.	5,500	151,598
Arisawa Manufacturing Company, Ltd.	9,500	97,641
ARTERIA Networks Corp.	8,100	76,975
Artiza Networks, Inc.	2,400	17,058
Artnature, Inc.	6,300	34,942
Aruhi Corp.	3,200	26,180
As One Corp.	3,800	158,396
Asahi Broadcasting Group Holdings Corp.	4,000	19,913
Asahi Company, Ltd.	5,200	51,623
Asahi Diamond Industrial Company, Ltd.	14,000	85,742
Asahi Holdings, Inc. (B)	24,100	352,594
Asahi Intelligence Service Company, Ltd.	600	5,272
Asahi Kogyosha Company, Ltd.	2,600	40,993
Asahi Net, Inc.	6,800	29,550
Asahi Printing Company, Ltd.	3,100	19,877
Asahi Yukizai Corp.	5,300	109,497
Asanuma Corp.	4,600	113,377
Asax Company, Ltd.	4,100	19,908
Ascentech KK	2,000	7,649
Ashimori Industry Company, Ltd.	1,599	18,143
Asia Pile Holdings Corp.	11,600	62,099
ASKA Pharmaceutical Holdings Company, Ltd.	8,200	68,446
ASKUL Corp.	12,400	156,761
Astena Holdings Company, Ltd.	12,400	38,986
Asti Corp.	700	15,111
Atled Corp.	600	6,834
Atrae, Inc. (A)	5,800	40,704
Aucnet, Inc.	3,600	46,239
Autobacs Seven Company, Ltd. (B)	21,600	230,711
Avant Group Corp.	7,100	73,197
Avantia Company, Ltd.	5,700	33,321
Avex, Inc.	9,900	117,150
Axial Retailing, Inc.	5,800	147,693
Axxzia, Inc. (A)	1,300	12,662
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	36

	Shares	Value
Japan (continued)
Axyz Company, Ltd.	500	$10,575
AZ-COM MARUWA Holdings, Inc.	12,100	158,366
Balmuda, Inc. (A)	700	11,276
Bando Chemical Industries, Ltd.	12,200	93,910
Bank of the Ryukyus, Ltd.	15,300	126,997
Baroque Japan, Ltd.	900	5,255
Base Company, Ltd.	1,800	61,018
Beauty Garage, Inc.	1,100	28,450
Belc Company, Ltd.	3,400	134,014
Bell System24 Holdings, Inc.	10,500	111,390
Belluna Company, Ltd.	16,400	83,594
Benesse Holdings, Inc.	18,300	270,822
Bengo4.com, Inc. (A)	2,000	35,546
Bic Camera, Inc. (B)	24,900	213,260
BML, Inc.	6,700	155,723
Bookoff Group Holdings, Ltd.	2,900	27,509
Bourbon Corp.	2,600	40,098
BP Castrol KK	2,600	17,037
Br. Holdings Corp.	9,900	25,293
BrainPad, Inc. (A)	5,100	25,646
Broadband Tower, Inc.	8,800	9,764
Broadleaf Company, Ltd.	5,700	18,365
Broccoli Company, Ltd.	1,600	12,527
Bull-Dog Sauce Company, Ltd.	2,800	39,735
Bunka Shutter Company, Ltd.	18,000	147,490
Business Brain Showa-Ota, Inc.	2,300	34,964
Business Engineering Corp.	1,500	32,730
BuySell Technologies Company, Ltd.	500	19,846
C Uyemura & Company, Ltd.	3,600	163,898
CAC Holdings Corp.	4,400	52,877
CAICA DIGITAL, Inc. (A)	13,900	7,146
Canare Electric Company, Ltd.	1,500	14,327
Canon Electronics, Inc.	7,300	94,711
Careerlink Company, Ltd.	1,500	26,025
Carenet, Inc.	4,800	40,397
Carlit Holdings Company, Ltd.	7,200	38,007
Carta Holdings, Inc.	2,400	26,337
Casa, Inc.	2,200	13,334
Cawachi, Ltd.	4,800	82,272
CellSource Company, Ltd. (A)	1,800	48,945
Celsys, Inc.	10,300	49,834
Central Automotive Products, Ltd.	3,600	71,111
Central Glass Company, Ltd.	7,486	183,964
Central Security Patrols Company, Ltd.	3,200	59,263
37	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Central Sports Company, Ltd.	2,400	$43,738
Ceres, Inc.	2,700	23,530
Change, Inc.	4,800	88,159
Charm Care Corp. KK	5,400	43,854
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	55,397
Chino Corp.	2,500	36,704
Chiyoda Company, Ltd.	7,200	40,686
Chiyoda Corp. (A)	53,100	162,023
Chiyoda Integre Company, Ltd.	3,100	51,473
Chofu Seisakusho Company, Ltd.	6,700	104,048
Chori Company, Ltd.	4,400	84,603
Chubu Shiryo Company, Ltd.	7,800	59,950
Chudenko Corp.	8,800	139,356
Chuetsu Pulp & Paper Company, Ltd.	3,300	25,148
Chugai Ro Company, Ltd.	2,400	32,423
Chugin Financial Group, Inc.	44,500	312,171
Chugoku Marine Paints, Ltd.	11,600	95,485
Chuo Gyorui Company, Ltd.	300	6,841
Chuo Spring Company, Ltd.	6,400	34,929
Chuo Warehouse Company, Ltd.	2,600	19,282
CI Takiron Corp.	16,400	61,187
Citizen Watch Company, Ltd. (B)	72,700	440,059
CKD Corp.	15,100	233,278
CK-San-Etsu Company, Ltd.	800	24,467
Cleanup Corp.	7,100	37,718
CMC Corp.	1,600	15,485
CMIC Holdings Company, Ltd.	3,400	44,900
CMK Corp.	19,000	68,853
COLOPL, Inc.	17,900	78,191
Colowide Company, Ltd.	22,400	316,024
Computer Engineering & Consulting, Ltd.	1,800	19,431
Computer Institute of Japan, Ltd.	6,120	48,142
Comture Corp. (B)	8,100	132,495
COOKPAD, Inc. (A)	7,200	11,730
Core Corp.	2,100	23,622
Corona Corp.	5,000	33,463
Cosel Company, Ltd.	6,600	54,686
Cosmo Energy Holdings Company, Ltd.	2,000	59,781
Cota Company, Ltd.	6,704	82,889
CRE, Inc.	4,200	34,339
Create Medic Company, Ltd.	2,400	15,671
Create Restaurants Holdings, Inc. (B)	28,600	207,385
Create SD Holdings Company, Ltd.	8,200	203,247
Credit Saison Company, Ltd.	4,000	54,517
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	38

	Shares	Value
Japan (continued)
Creek & River Company, Ltd.	3,400	$55,018
Cresco, Ltd.	5,100	64,362
CrowdWorks, Inc. (A)	2,000	25,139
CTI Engineering Company, Ltd.	3,900	99,675
CTS Company, Ltd.	9,900	56,150
Cube System, Inc.	4,500	38,099
Curves Holdings Company, Ltd.	16,600	93,609
Cyber Com Company, Ltd.	900	9,466
Cyber Security Cloud, Inc. (A)	1,500	18,825
Cyberlinks Company, Ltd.	600	3,801
Cybozu, Inc.	6,800	133,287
Dai Nippon Toryo Company, Ltd.	6,700	41,821
Daicel Corp.	39,300	272,862
Dai-Dan Company, Ltd.	4,200	73,436
Daido Kogyo Company, Ltd.	3,900	22,136
Daido Metal Company, Ltd.	13,000	49,945
Daido Steel Company, Ltd.	8,400	329,990
Daihatsu Diesel Manufacturing Company, Ltd.	8,500	33,267
Daihen Corp.	6,500	204,080
Daiho Corp.	2,600	73,362
Dai-Ichi Cutter Kogyo KK	1,200	9,459
Daiichi Jitsugyo Company, Ltd.	2,200	85,634
Daiichi Kensetsu Corp.	800	8,228
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	52,358
Daiichikosho Company, Ltd.	400	12,715
Daiken Corp.	4,000	65,031
Daiken Medical Company, Ltd.	5,000	17,845
Daiki Aluminium Industry Company, Ltd.	9,100	96,675
Daikoku Denki Company, Ltd.	3,600	70,055
Daikokutenbussan Company, Ltd.	1,700	63,783
Daikyonishikawa Corp.	16,500	81,260
Dainichi Company, Ltd.	5,000	24,745
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	67,703
Daio Paper Corp.	17,300	137,232
Daiseki Company, Ltd.	12,580	377,948
Daiseki Eco. Solution Company, Ltd.	1,400	9,256
Daishi Hokuetsu Financial Group, Inc.	11,200	267,208
Daishinku Corp.	10,400	56,455
Daisue Construction Company, Ltd.	2,300	20,236
Daito Pharmaceutical Company, Ltd.	4,450	80,416
Daitron Company, Ltd.	2,800	52,713
Daiwa Industries, Ltd.	10,900	108,059
Daiwabo Holdings Company, Ltd.	26,700	412,612
DCM Holdings Company, Ltd.	35,920	302,630
39	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Dear Life Company, Ltd.	9,300	$43,228
Delica Foods Holdings Company, Ltd.	1,800	7,090
DeNA Company, Ltd. (B)	25,600	328,786
Denka Company, Ltd.	4,400	92,917
Densan System Holdings Company, Ltd.	2,200	40,623
Denyo Company, Ltd.	4,900	56,883
Dexerials Corp. (B)	16,600	325,242
Diamond Electric Holdings Company, Ltd.	1,600	10,986
DIC Corp.	20,100	358,823
Digital Arts, Inc.	4,000	156,868
Digital Garage, Inc.	10,200	336,767
Digital Hearts Holdings Company, Ltd.	3,200	36,997
Digital Holdings, Inc.	4,900	42,439
Digital Information Technologies Corp.	2,800	33,892
Dip Corp.	10,400	268,704
Direct Marketing MiX, Inc.	7,000	75,644
DKK Company, Ltd.	3,700	61,061
DKK-Toa Corp.	2,500	14,807
DKS Company, Ltd.	3,000	42,954
DMG Mori Company, Ltd.	35,500	571,042
Doshisha Company, Ltd.	6,600	88,728
Double Standard, Inc.	2,100	31,467
Doutor Nichires Holdings Company, Ltd.	10,293	141,134
Drecom Company, Ltd. (A)	4,400	24,221
DTS Corp.	10,700	248,665
Duskin Company, Ltd. (B)	12,500	284,569
DyDo Group Holdings, Inc.	3,100	108,330
Eagle Industry Company, Ltd.	9,600	84,687
Earth Corp.	400	14,086
EAT&HOLDINGS Company, Ltd. (B)	1,800	29,499
Ebara Foods Industry, Inc.	2,200	50,318
Ebara Jitsugyo Company, Ltd.	3,700	75,066
Ebase Company, Ltd.	8,000	39,358
Eco’s Company, Ltd.	2,200	29,618
EDION Corp. (B)	26,400	255,502
EF-ON, Inc.	6,680	29,756
eGuarantee, Inc.	11,200	186,958
E-Guardian, Inc.	2,900	50,304
Eidai Company, Ltd.	12,000	19,921
Eiken Chemical Company, Ltd.	11,600	132,949
Eizo Corp.	4,900	137,206
Elan Corp.	10,800	85,483
Elecom Company, Ltd.	14,100	137,846
Elematec Corp.	6,800	90,903
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	40

	Shares	Value
Japan (continued)
EM Systems Company, Ltd.	4,100	$25,722
Enigmo, Inc.	8,500	38,362
en-japan, Inc.	9,900	172,387
Enomoto Company, Ltd.	900	12,239
Enplas Corp.	1,600	47,708
Entrust, Inc.	3,300	21,652
eRex Company, Ltd. (B)	9,100	127,012
ERI Holdings Company, Ltd.	1,000	11,251
ES-Con Japan, Ltd.	12,900	80,601
Eslead Corp.	2,800	43,738
ESPEC Corp.	5,300	79,001
Exedy Corp.	10,100	133,999
EXEO Group, Inc.	17,600	308,822
Ezaki Glico Company, Ltd.	15,600	391,674
F&M Company, Ltd.	2,400	38,901
Faith, Inc.	3,110	11,647
FALCO HOLDINGS Company, Ltd.	3,200	46,996
Fast Fitness Japan, Inc.	800	8,628
FCC Company, Ltd.	10,400	114,008
FDK Corp. (A)	5,300	36,311
Feed One Company, Ltd.	8,108	40,831
Felissimo Corp.	1,900	13,943
Ferrotec Holdings Corp.	15,100	358,648
Fibergate, Inc.	2,500	16,730
FIDEA Holdings Company, Ltd.	6,540	73,085
Financial Partners Group Company, Ltd.	18,300	157,817
FINDEX, Inc.	3,900	17,788
First Brothers Company, Ltd.	900	5,817
First Juken Company, Ltd.	3,400	27,741
First-corp, Inc.	2,000	11,667
Fixstars Corp.	7,200	73,507
FJ Next Holdings Company, Ltd.	7,600	56,378
Focus Systems Corp.	2,900	21,549
Forum Engineering, Inc.	2,800	18,648
Forval Corp.	1,600	12,302
Foster Electric Company, Ltd.	9,200	68,229
FP Corp.	1,700	43,090
France Bed Holdings Company, Ltd.	8,800	64,547
FreakOut Holdings, Inc. (A)	3,000	34,507
Freebit Company, Ltd.	3,500	29,108
Freund Corp.	3,000	14,519
Fronteo, Inc. (B)	2,500	11,788
F-Tech, Inc.	5,900	29,148
FTGroup Company, Ltd.	3,000	25,342
41	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Fudo Tetra Corp.	5,420	$65,770
Fuji Company, Ltd.	1,100	14,344
Fuji Corp. (Aichi)	20,500	310,474
Fuji Corp. (Miyagi)	3,800	34,751
Fuji Corp., Ltd.	8,700	43,956
Fuji Die Company, Ltd.	1,000	4,991
Fuji Kyuko Company, Ltd. (B)	6,800	209,521
Fuji Media Holdings, Inc.	13,800	115,809
Fuji Oil Company, Ltd.	9,700	18,934
Fuji Oil Holdings, Inc.	15,100	216,660
Fuji Pharma Company, Ltd.	4,500	35,020
Fuji Seal International, Inc. (B)	14,300	173,609
Fuji Soft, Inc.	2,200	129,749
Fujibo Holdings, Inc.	3,700	84,744
Fujicco Company, Ltd.	5,900	80,182
Fujikura Composites, Inc.	6,700	50,867
Fujikura Kasei Company, Ltd.	9,600	31,575
Fujikura, Ltd.	11,300	80,116
Fujimi, Inc. (B)	3,800	182,150
Fujimori Kogyo Company, Ltd.	5,300	122,539
Fujisash Company, Ltd.	45,100	22,864
Fujishoji Company, Ltd.	2,400	23,840
Fujiya Company, Ltd.	3,900	69,238
FuKoKu Company, Ltd.	3,000	23,795
Fukuda Corp.	2,200	71,383
Fukuda Denshi Company, Ltd.	5,600	170,286
Fukui Computer Holdings, Inc.	3,800	77,987
Fukushima Galilei Company, Ltd. (B)	4,400	140,501
Fukuyama Transporting Company, Ltd.	6,300	158,166
FULLCAST Holdings Company, Ltd.	6,100	113,007
Fumakilla, Ltd.	1,500	11,675
Funai Soken Holdings, Inc.	12,230	253,836
Furukawa Company, Ltd.	9,700	98,825
Furukawa Electric Company, Ltd. (B)	20,900	365,332
Furuno Electric Company, Ltd.	8,600	61,330
Furuya Metal Company, Ltd.	1,000	75,304
Furyu Corp.	5,600	49,378
Fuso Chemical Company, Ltd. (B)	5,800	158,012
Fuso Pharmaceutical Industries, Ltd.	2,500	36,374
Futaba Corp.	14,757	60,907
Futaba Industrial Company, Ltd.	23,200	73,424
Future Corp.	13,500	174,101
Fuyo General Lease Company, Ltd.	5,200	358,203
G-7 Holdings, Inc.	8,400	88,602
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	42

	Shares	Value
Japan (continued)
Gakken Holdings Company, Ltd.	8,100	$52,567
Gakkyusha Company, Ltd.	2,400	35,600
Gecoss Corp.	6,500	42,084
Genki Sushi Company, Ltd.	2,100	47,736
Genky DrugStores Company, Ltd.	3,000	89,338
Geo Holdings Corp.	8,800	104,552
Gift Holdings, Inc.	800	24,134
Giken, Ltd.	100	2,057
GL Sciences, Inc.	2,800	49,405
GLOBERIDE, Inc.	6,200	116,797
Glory, Ltd.	14,900	303,111
Glosel Company, Ltd.	4,400	13,692
GMO Financial Gate, Inc.	400	26,073
GMO Financial Holdings, Inc.	9,400	40,240
GMO GlobalSign Holdings KK	1,600	47,471
Godo Steel, Ltd.	2,300	60,421
Goldcrest Company, Ltd.	5,770	71,211
Golf Digest Online, Inc.	2,700	18,592
Good Com Asset Company, Ltd.	4,800	30,839
Grandy House Corp.	5,700	24,699
Gremz, Inc.	2,600	46,880
GS Yuasa Corp. (B)	20,600	371,245
GSI Creos Corp. (B)	2,200	27,211
G-Tekt Corp.	7,000	73,154
Gun-Ei Chemical Industry Company, Ltd.	1,900	35,059
GungHo Online Entertainment, Inc.	14,300	257,554
Gunze, Ltd.	4,500	147,409
H.U. Group Holdings, Inc.	17,200	338,489
H2O Retailing Corp.	25,500	259,924
HABA Laboratories, Inc.	700	12,186
Hagihara Industries, Inc.	4,100	36,629
Hagiwara Electric Holdings Company, Ltd.	2,200	45,769
Hakudo Company, Ltd.	2,400	46,051
Hakuto Company, Ltd.	3,500	131,100
Halows Company, Ltd.	3,100	73,682
Hamakyorex Company, Ltd.	5,800	134,343
Hamee Corp.	1,000	6,201
Handsman Company, Ltd.	1,300	10,480
Hanwa Company, Ltd.	10,900	317,133
Happinet Corp.	6,000	80,869
Hard Off Corp. Company, Ltd.	3,900	38,073
Harima Chemicals Group, Inc.	6,000	39,991
Hashimoto Sogyo Holdings Company, Ltd.	2,400	20,005
Hazama Ando Corp.	53,200	342,918
43	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Heiwa Corp.	17,300	$324,648
Heiwa Real Estate Company, Ltd.	6,500	178,763
Heiwado Company, Ltd.	7,300	114,270
Hennge KK (A)	4,800	27,660
Hibiya Engineering, Ltd.	6,200	93,597
HI-LEX Corp.	8,000	77,006
Himacs, Ltd.	1,100	11,791
Himaraya Company, Ltd.	1,700	11,580
Hioki EE Corp.	3,100	181,637
Hirakawa Hewtech Corp.	3,600	37,367
Hirano Tecseed Company, Ltd.	3,200	46,914
Hirata Corp.	1,600	78,929
Hirogin Holdings, Inc.	78,300	396,144
Hirose Tusyo, Inc.	600	11,404
Hiroshima Electric Railway Company, Ltd. (A)	100	592
Hiroshima Gas Company, Ltd.	16,200	41,638
Hisaka Works, Ltd.	6,800	47,682
Hitachi Zosen Corp.	50,280	334,243
Hito Communications Holdings, Inc.	2,000	22,974
Hochiki Corp.	5,500	59,584
Hodogaya Chemical Company, Ltd.	2,300	53,192
Hogy Medical Company, Ltd.	4,200	99,237
Hokkaido Coca-Cola Bottling Company, Ltd.	800	24,644
Hokkaido Electric Power Company, Inc.	60,200	208,470
Hokkaido Gas Company, Ltd.	5,600	76,081
Hokkan Holdings, Ltd.	2,600	25,659
Hokko Chemical Industry Company, Ltd.	7,600	46,764
Hokkoku Financial Holdings, Inc. (B)	7,100	217,695
Hokuetsu Corp.	39,200	235,961
Hokuetsu Industries Company, Ltd.	7,700	81,301
Hokuhoku Financial Group, Inc.	37,000	285,503
Hokuriku Electric Industry Company, Ltd.	3,100	32,333
Hokuriku Electric Power Company	52,300	207,957
Hokuriku Electrical Construction Company, Ltd.	5,640	32,011
Hokuto Corp.	7,900	109,306
H-One Company, Ltd.	7,700	36,074
Honeys Holdings Company, Ltd.	6,560	71,473
Honma Golf, Ltd. (D)	30,500	13,875
Hoosiers Holdings Company, Ltd.	9,600	59,569
Horiba, Ltd.	5,100	271,918
Hosiden Corp.	13,600	166,475
Hosokawa Micron Corp.	4,800	97,152
Hotland Company, Ltd.	3,000	31,370
House Foods Group, Inc.	1,100	21,807
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	44

	Shares	Value
Japan (continued)
Howa Machinery, Ltd.	5,300	$39,082
HPC Systems, Inc. (A)	800	13,283
HS Holdings Company, Ltd.	9,800	85,305
IBJ, Inc.	7,700	47,806
Ichigo, Inc.	14,100	30,028
Ichiken Company, Ltd.	2,300	31,033
Ichikoh Industries, Ltd.	14,100	46,078
Ichimasa Kamaboko Company, Ltd.	2,700	14,236
Ichinen Holdings Company, Ltd.	5,400	51,082
Ichiyoshi Securities Company, Ltd.	9,100	42,972
Icom, Inc.	2,500	46,856
ID Holdings Corp.	4,950	36,527
IDEA Consultants, Inc.	700	8,156
IDEC Corp.	8,300	198,896
IDOM, Inc.	18,200	113,191
Ihara Science Corp.	2,200	49,680
Iino Kaiun Kaisha, Ltd.	24,800	197,292
IJTT Company, Ltd.	7,760	30,538
I’ll, Inc.	3,600	59,116
IMAGICA GROUP, Inc.	5,400	25,570
Imasen Electric Industrial	1,900	11,594
i-mobile Company, Ltd.	1,300	11,938
Impact HD, Inc. (A)	800	26,356
Imuraya Group Company, Ltd.	2,700	44,156
Inaba Denki Sangyo Company, Ltd.	14,600	301,881
Inaba Seisakusho Company, Ltd.	3,100	33,247
Inabata & Company, Ltd. (B)	13,400	264,134
Inageya Company, Ltd.	7,100	71,371
I-NE Company, Ltd. (A)	1,800	47,723
Ines Corp.	6,100	63,007
i-Net Corp.	4,600	42,883
Infocom Corp.	6,900	121,639
Infomart Corp.	37,600	83,465
Information Services International-Dentsu, Ltd.	2,700	93,333
INFRONEER Holdings, Inc.	21,916	166,165
Innotech Corp.	3,800	38,924
Insource Company, Ltd.	14,000	127,149
Intage Holdings, Inc.	11,700	125,642
Intelligent Wave, Inc.	2,900	15,166
Inter Action Corp.	3,100	33,567
Inui Global Logistics Company, Ltd.	2,800	43,978
I-PEX, Inc.	4,400	42,151
IPS, Inc.	1,300	23,816
IR Japan Holdings, Ltd.	2,500	37,197
45	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Iriso Electronics Company, Ltd. (B)	6,500	$227,352
I’rom Group Company, Ltd.	2,100	30,040
ISB Corp.	2,600	25,059
Ise Chemicals Corp.	600	32,188
Iseki & Company, Ltd.	6,700	58,506
Ishihara Chemical Company, Ltd.	3,600	35,023
Ishihara Sangyo Kaisha, Ltd.	11,400	89,614
Ishii Iron Works Company, Ltd.	900	15,207
Ishizuka Glass Company, Ltd.	1,000	11,056
Istyle, Inc. (A)	17,400	55,630
ITbook Holdings Company, Ltd. (A)	4,000	11,684
ITFOR, Inc.	9,400	59,772
ITmedia, Inc.	3,500	36,376
Itochu Enex Company, Ltd.	16,700	136,266
Itochu-Shokuhin Company, Ltd.	2,100	76,636
Itoham Yonekyu Holdings, Inc. (B)	40,600	212,871
Itoki Corp.	9,500	54,972
IwaiCosmo Holdings, Inc.	6,100	62,367
Iwaki Company, Ltd.	2,600	25,125
Iwasaki Electric Company, Ltd.	2,400	78,356
Iwatsu Electric Company, Ltd. (A)	3,700	21,429
Iwatsuka Confectionery Company, Ltd.	1,500	51,336
Iyogin Holdings, Inc.	70,300	418,750
Izumi Company, Ltd.	9,100	198,914
J Front Retailing Company, Ltd.	4,100	38,057
J Trust Company, Ltd.	17,900	63,891
JAC Recruitment Company, Ltd.	4,800	85,208
Jaccs Company, Ltd.	7,200	234,476
JAFCO Group Company, Ltd.	20,700	334,846
JANOME Corp.	6,500	30,349
Japan Aviation Electronics Industry, Ltd.	15,400	255,651
Japan Best Rescue System Company, Ltd.	6,200	35,349
Japan Cash Machine Company, Ltd.	5,700	54,822
Japan Communications, Inc. (A)	47,900	78,486
Japan Electronic Materials Corp.	4,300	47,871
Japan Elevator Service Holdings Company, Ltd. (B)	19,300	282,630
Japan Foundation Engineering Company, Ltd.	6,600	25,969
Japan Hospice Holdings, Inc. (A)	600	13,836
Japan Investment Adviser Company, Ltd.	4,600	35,122
Japan Lifeline Company, Ltd.	20,200	137,126
Japan Material Company, Ltd.	20,600	364,349
Japan Medical Dynamic Marketing, Inc.	4,900	36,691
Japan Oil Transportation Company, Ltd.	1,100	18,785
Japan Petroleum Exploration Company, Ltd.	9,500	342,291
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	46

	Shares	Value
Japan (continued)
Japan Property Management Center Company, Ltd.	4,300	$31,650
Japan Pulp & Paper Company, Ltd.	3,900	154,558
Japan Pure Chemical Company, Ltd.	1,000	18,348
Japan Securities Finance Company, Ltd.	28,100	216,421
Japan System Techniques Company, Ltd.	1,200	15,059
Japan Transcity Corp.	11,700	50,096
Japan Wool Textile Company, Ltd.	15,600	112,951
Jastec Company, Ltd.	3,500	32,002
JBCC Holdings, Inc.	5,000	74,624
JCR Pharmaceuticals Company, Ltd.	1,900	20,471
JCU Corp.	6,300	147,889
JDC Corp.	1,900	7,799
Jeol, Ltd.	7,700	239,681
JFE Systems, Inc.	1,500	29,299
JIG-SAW, Inc. (A)	1,400	54,911
Jimoto Holdings, Inc.	7,179	23,350
JINS Holdings, Inc.	3,900	102,086
JINUSHI Company, Ltd.	4,400	61,180
JK Holdings Company, Ltd.	4,600	36,709
J-Lease Company, Ltd.	900	15,071
JM Holdings Company, Ltd.	4,400	59,377
JMS Company, Ltd.	7,500	29,138
Joban Kosan Company, Ltd. (A)	2,000	18,211
J-Oil Mills, Inc.	7,200	83,528
Joshin Denki Company, Ltd.	5,500	82,245
Joyful Honda Company, Ltd.	14,300	182,341
JP-Holdings, Inc.	14,400	37,439
JSB Company, Ltd.	1,600	46,886
JSP Corp.	4,200	49,549
Juki Corp.	11,500	54,210
Juroku Financial Group, Inc.	9,600	226,673
Justsystems Corp.	7,800	190,388
JVCKenwood Corp.	59,828	176,511
K&O Energy Group, Inc.	3,900	61,837
Kadoya Sesame Mills, Inc.	400	10,574
Kaga Electronics Company, Ltd.	5,300	190,112
Kagome Company, Ltd.	2,100	46,402
Kaken Pharmaceutical Company, Ltd. (B)	7,300	194,262
Kakiyasu Honten Company, Ltd.	3,400	51,060
Kamakura Shinsho, Ltd.	7,600	60,256
Kameda Seika Company, Ltd. (B)	4,400	135,996
Kamei Corp.	8,100	90,577
Kanaden Corp.	5,700	47,587
Kanagawa Chuo Kotsu Company, Ltd.	1,600	38,183
47	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kanamic Network Company, Ltd.	200	$742
Kanamoto Company, Ltd.	10,100	168,124
Kandenko Company, Ltd.	33,000	216,526
Kaneka Corp.	14,500	364,352
Kaneko Seeds Company, Ltd.	3,900	47,537
Kanematsu Corp.	23,300	279,190
Kanematsu Electronics, Ltd.	3,600	163,591
Kanemi Company, Ltd.	1,000	20,526
Kanto Denka Kogyo Company, Ltd.	15,500	115,102
Kaonavi, Inc. (A)	700	14,125
Katakura & Co-op Agri Corp.	1,100	16,209
Katakura Industries Company, Ltd.	6,300	81,537
Katitas Company, Ltd.	11,900	235,875
Kato Sangyo Company, Ltd. (B)	8,000	211,345
Kato Works Company, Ltd.	3,800	27,949
Kawada Technologies, Inc.	1,900	50,845
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	49,523
Kawata Manufacturing Company, Ltd.	1,600	10,276
KeePer Technical Laboratory Company, Ltd.	3,800	108,961
Keihanshin Building Company, Ltd.	9,600	84,872
KEIWA, Inc.	3,400	40,935
Keiyo Company, Ltd.	14,000	86,104
KEL Corp.	1,900	25,536
Kenko Mayonnaise Company, Ltd.	4,500	43,717
KeyHolder, Inc.	1,100	7,720
KFC Holdings Japan, Ltd.	4,900	100,853
KFC, Ltd.	700	6,693
KH Neochem Company, Ltd.	11,000	206,610
Kibun Foods, Inc.	3,800	26,872
Kimoto Company, Ltd.	8,400	12,339
Kimura Chemical Plants Company, Ltd.	5,900	30,587
Kimura Unity Company, Ltd.	1,200	9,112
King Company, Ltd.	2,300	8,613
Kintetsu Department Store Company, Ltd. (A)	1,100	19,142
Kissei Pharmaceutical Company, Ltd.	8,600	154,656
Ki-Star Real Estate Company, Ltd.	2,800	87,722
Kitagawa Corp.	3,400	27,747
Kitano Construction Corp.	1,500	32,518
Kitanotatsujin Corp. (B)	21,400	52,880
Kitz Corp.	22,100	143,648
Koa Corp.	11,100	150,893
Koa Shoji Holdings Company, Ltd.	2,400	11,581
Koatsu Gas Kogyo Company, Ltd.	12,200	61,837
Kobe Electric Railway Company, Ltd. (A)	2,300	53,467
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	48

	Shares	Value
Japan (continued)
Kobe Steel, Ltd.	93,220	$632,189
Kohnan Shoji Company, Ltd.	7,300	169,831
Kohsoku Corp.	3,200	44,696
Kojima Company, Ltd. (B)	13,300	54,505
Kokuyo Company, Ltd.	25,173	346,380
KOMAIHALTEC, Inc.	1,200	15,425
Komatsu Matere Company, Ltd.	7,300	38,042
Komatsu Wall Industry Company, Ltd.	2,700	39,809
KOMEDA Holdings Company, Ltd.	14,100	243,563
Komehyo Holdings Company, Ltd.	1,600	33,285
Komeri Company, Ltd.	9,600	186,818
Komori Corp.	14,424	103,431
Konaka Company, Ltd.	10,500	27,364
Kondotec, Inc.	7,100	55,768
Konica Minolta, Inc.	62,900	274,097
Konishi Company, Ltd.	9,100	124,225
Konoike Transport Company, Ltd.	8,800	96,702
Konoshima Chemical Company, Ltd.	1,800	25,545
Kosaido Holdings Company, Ltd.	3,000	53,965
Kotobuki Spirits Company, Ltd.	1,800	115,698
Kotobukiya Company, Ltd.	300	21,238
Kozo Keikaku Engineering, Inc.	1,500	32,133
KPP Group Holdings Company, Ltd.	11,900	65,673
Krosaki Harima Corp.	1,800	83,479
KRS Corp.	4,500	31,624
K’s Holdings Corp.	35,200	303,288
KU Holdings Company, Ltd.	3,500	37,486
Kumagai Gumi Company, Ltd. (B)	11,100	226,719
Kumiai Chemical Industry Company, Ltd.	15,690	99,462
Kunimine Industries Company, Ltd.	2,100	14,033
Kurabo Industries, Ltd.	5,000	95,558
Kureha Corp. (B)	4,900	303,625
Kurimoto, Ltd.	3,300	49,806
Kuriyama Holdings Corp.	5,400	34,811
Kusuri no Aoki Holdings Company, Ltd.	4,600	236,092
KVK Corp.	1,500	16,736
KYB Corp.	5,800	160,242
Kyoden Company, Ltd.	7,900	29,883
Kyodo Printing Company, Ltd.	2,200	47,661
Kyoei Steel, Ltd.	5,500	65,790
Kyokuto Boeki Kaisha, Ltd.	2,600	29,184
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,500	112,805
Kyokuto Securities Company, Ltd.	9,900	47,541
Kyokuyo Company, Ltd.	3,400	91,104
49	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
KYORIN Holdings, Inc. (B)	12,000	$148,701
KYORITSU Company, Ltd. (A)	9,100	8,758
Kyoritsu Maintenance Company, Ltd.	4,300	170,255
Kyosan Electric Manufacturing Company, Ltd.	14,900	45,398
Kyowa Electronic Instruments Company, Ltd.	7,300	18,396
Kyowa Leather Cloth Company, Ltd.	5,000	19,239
Kyudenko Corp.	13,500	340,982
Kyushu Financial Group, Inc. (B)	104,000	396,374
Kyushu Leasing Service Company, Ltd.	5,600	38,447
LA Holdings Company, Ltd.	700	19,402
LAC Company, Ltd.	4,100	21,756
Lacto Japan Company, Ltd.	2,600	37,643
LEC, Inc.	8,500	59,083
Leopalace21 Corp. (A)	51,900	122,277
Life Corp.	5,200	105,536
LIFULL Company, Ltd.	22,900	33,641
LIKE, Inc.	3,100	43,853
Linical Company, Ltd.	4,600	23,650
Link And Motivation, Inc.	13,400	56,551
Lintec Corp. (B)	12,800	209,776
Litalico, Inc.	6,600	124,519
Locondo, Inc. (A)	3,100	22,759
Look Holdings, Inc.	1,600	25,330
LTS, Inc. (A)	400	7,695
M&A Capital Partners Company, Ltd. (A)	4,300	124,295
Mabuchi Motor Company, Ltd.	14,500	401,449
Macnica Holdings, Inc. (B)	15,500	428,804
Macromill, Inc.	14,100	105,156
Maeda Kosen Company, Ltd.	5,700	137,879
Maezawa Industries, Inc.	5,000	23,181
Maezawa Kasei Industries Company, Ltd.	5,500	56,459
Maezawa Kyuso Industries Company, Ltd.	7,200	52,437
Makino Milling Machine Company, Ltd. (B)	7,015	254,011
Management Solutions Company, Ltd.	3,400	83,234
Mandom Corp.	11,800	124,448
Mani, Inc.	21,500	292,010
MarkLines Company, Ltd.	3,700	71,056
Mars Group Holdings Corp.	3,100	55,050
Marubun Corp.	5,900	63,135
Marudai Food Company, Ltd.	6,700	74,735
Maruha Nichiro Corp.	13,281	236,432
Maruichi Steel Tube, Ltd.	11,700	254,206
MARUKA FURUSATO Corp.	1,153	24,348
Marumae Company, Ltd. (B)	3,000	39,838
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	50

	Shares	Value
Japan (continued)
Marusan Securities Company, Ltd.	22,161	$70,948
Maruwa Company, Ltd. (B)	2,600	334,300
Maruzen CHI Holdings Company, Ltd.	4,800	12,335
Maruzen Company, Ltd.	4,100	55,178
Maruzen Showa Unyu Company, Ltd.	4,700	107,673
Marvelous, Inc.	9,500	49,606
Matching Service Japan Company, Ltd.	3,100	24,326
Matsuda Sangyo Company, Ltd.	3,620	61,019
Matsui Construction Company, Ltd.	8,500	41,243
Matsui Securities Company, Ltd. (B)	35,700	212,541
Matsuoka Corp.	900	9,053
Max Company, Ltd.	6,200	98,599
Maxell, Ltd.	16,300	173,868
Maxvalu Tokai Company, Ltd.	2,600	52,053
MCJ Company, Ltd.	22,900	161,395
MEC Company, Ltd.	5,300	87,979
Media Do Company, Ltd. (A)	2,600	28,473
Medical Data Vision Company, Ltd.	8,300	55,109
Medical System Network Company, Ltd.	6,600	19,926
Medikit Company, Ltd.	1,400	25,167
Medius Holdings Company, Ltd.	2,500	14,189
MedPeer, Inc. (A)	4,500	41,504
Megachips Corp.	4,300	90,450
Megmilk Snow Brand Company, Ltd.	13,200	171,271
Meidensha Corp. (B)	10,717	154,409
Meiho Facility Works, Ltd.	1,400	8,261
Meiji Electric Industries Company, Ltd.	2,800	24,192
Meiji Shipping Company, Ltd.	3,100	15,740
Meiko Electronics Company, Ltd.	6,300	127,911
Meiko Network Japan Company, Ltd.	2,300	10,392
Meisei Industrial Company, Ltd.	12,700	73,562
Meitec Corp.	20,800	372,570
Meito Sangyo Company, Ltd.	3,500	43,504
Meiwa Corp.	8,200	42,613
Melco Holdings, Inc.	2,100	52,036
Members Company, Ltd.	2,700	28,145
Menicon Company, Ltd. (B)	17,800	381,377
Mercuria Holdings Company, Ltd.	1,700	9,701
Metaps, Inc. (A)	1,600	10,399
MetaReal Corp. (A)	1,800	15,390
METAWATER Company, Ltd.	8,000	97,936
Micronics Japan Company, Ltd.	9,600	92,467
Midac Holdings Company, Ltd.	2,500	50,632
Mie Kotsu Group Holdings, Inc.	19,600	73,380
51	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Mikuni Corp.	8,400	$21,460
Milbon Company, Ltd.	8,220	344,586
Mimaki Engineering Company, Ltd.	900	3,914
Mimasu Semiconductor Industry Company, Ltd.	5,800	110,341
Ministop Company, Ltd.	5,200	53,113
Minkabu The Infonoid, Inc. (A)	300	4,829
Mipox Corp.	4,100	18,408
Miraial Company, Ltd.	1,800	20,752
MIRAIT ONE Corp.	30,020	335,924
Mirarth Holdings, Inc.	27,300	75,953
Miroku Jyoho Service Company, Ltd.	6,100	80,039
Mitani Corp.	16,800	178,137
Mitani Sangyo Company, Ltd.	8,100	18,973
Mitani Sekisan Company, Ltd.	3,200	102,944
Mito Securities Company, Ltd.	19,100	42,922
Mitsuba Corp.	11,200	42,431
Mitsubishi Kakoki Kaisha, Ltd.	2,600	43,768
Mitsubishi Logisnext Company, Ltd.	10,700	63,310
Mitsubishi Logistics Corp.	5,800	134,563
Mitsubishi Materials Corp.	3,200	49,815
Mitsubishi Pencil Company, Ltd.	10,400	112,540
Mitsubishi Research Institute, Inc.	2,500	95,136
Mitsubishi Shokuhin Company, Ltd.	4,900	116,639
Mitsubishi Steel Manufacturing Company, Ltd.	4,600	41,814
Mitsuboshi Belting, Ltd. (B)	7,000	204,068
Mitsui DM Sugar Holdings Company, Ltd.	5,800	88,669
Mitsui E&S Holdings Company, Ltd. (A)	29,900	95,212
Mitsui Matsushima Holdings Company, Ltd. (B)	4,100	114,506
Mitsui Mining & Smelting Company, Ltd. (B)	16,900	417,002
Mitsui-Soko Holdings Company, Ltd.	6,000	173,730
Mitsuuroko Group Holdings Company, Ltd.	10,800	103,550
Mixi, Inc.	11,700	229,932
Miyaji Engineering Group, Inc.	1,500	40,573
Miyoshi Oil & Fat Company, Ltd.	2,600	18,585
Mizuho Leasing Company, Ltd. (B)	8,500	228,720
Mizuho Medy Company, Ltd.	1,300	23,879
Mizuno Corp.	6,300	145,557
Mobile Factory, Inc. (A)	2,400	15,772
Mochida Pharmaceutical Company, Ltd.	6,300	157,195
Molitec Steel Company, Ltd.	6,100	13,966
Monex Group, Inc. (B)	55,900	204,817
MORESCO Corp.	3,000	25,315
Morinaga & Company, Ltd. (B)	11,100	320,160
Morinaga Milk Industry Company, Ltd.	10,600	359,558
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	52

	Shares	Value
Japan (continued)
Moriroku Holdings Company, Ltd.	2,700	$36,720
Morita Holdings Corp.	11,100	99,162
Morito Company, Ltd.	7,100	52,249
Morningstar Japan KK	10,800	39,663
Morozoff, Ltd.	2,000	50,361
Mortgage Service Japan, Ltd.	2,400	14,646
Mory Industries, Inc.	1,600	36,828
MRK Holdings, Inc.	7,900	6,845
MrMax Holdings, Ltd.	8,700	41,383
Mugen Estate Company, Ltd.	4,300	17,051
m-up Holdings, Inc.	8,800	68,342
Murakami Corp.	2,600	51,837
Musashi Seimitsu Industry Company, Ltd. (B)	14,700	189,791
Mutoh Holdings Company, Ltd.	600	7,584
NAC Company, Ltd.	3,500	25,016
Nachi-Fujikoshi Corp.	4,600	132,995
Nadex Company, Ltd.	1,200	8,365
Nafco Company, Ltd.	5,000	66,749
Nagano Keiki Company, Ltd.	3,300	29,592
Nagase & Company, Ltd. (B)	30,400	451,631
Nagatanien Holdings Company, Ltd.	4,500	69,129
Nagawa Company, Ltd.	1,800	100,664
Naigai Tec Corp.	600	11,978
Naigai Trans Line, Ltd.	2,100	34,506
Nakabayashi Company, Ltd.	8,300	29,426
Nakamoto Packs Company, Ltd. (B)	800	9,289
Nakamura Choukou Company, Ltd. (A)	1,900	6,681
Nakamuraya Company, Ltd.	1,600	35,839
Nakanishi, Inc.	21,300	440,931
Nakano Corp.	7,900	20,481
Nakano Refrigerators Company, Ltd.	300	12,138
Nakayama Steel Works, Ltd. (B)	5,300	44,797
Namura Shipbuilding Company, Ltd. (A)	11,372	32,635
Nankai Electric Railway Company, Ltd.	3,000	60,827
Narasaki Sangyo Company, Ltd.	1,600	22,797
Natori Company, Ltd.	4,000	59,869
NEC Capital Solutions, Ltd.	2,900	57,906
NEC Networks & System Integration Corp.	12,200	149,595
NEOJAPAN, Inc.	800	5,624
NET One Systems Company, Ltd.	12,800	292,126
Neturen Company, Ltd.	10,800	53,991
New Art Holdings Company, Ltd.	3,000	39,464
New Japan Chemical Company, Ltd.	8,300	13,531
Nextage Company, Ltd.	13,600	305,784
53	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
NexTone, Inc. (A)	1,900	$54,338
NF Holdings Corp.	2,500	17,694
NHK Spring Company, Ltd. (B)	61,500	409,590
Nicca Chemical Company, Ltd.	2,500	15,665
Nice Corp.	2,300	23,118
Nichia Steel Works, Ltd.	11,800	23,828
Nichias Corp.	18,200	358,892
Nichiban Company, Ltd.	4,700	62,483
Nichicon Corp.	14,573	144,377
Nichiden Corp.	4,200	58,277
Nichiha Corp.	8,400	162,256
Nichimo Company, Ltd.	700	16,482
Nichireki Company, Ltd.	7,400	80,486
Nichirin Company, Ltd.	2,490	40,185
Nihon Chouzai Company, Ltd.	4,960	42,869
Nihon Dempa Kogyo Company, Ltd.	5,700	58,399
Nihon Dengi Company, Ltd.	1,400	36,772
Nihon Denkei Company, Ltd.	2,100	27,765
Nihon Flush Company, Ltd.	7,000	48,068
Nihon House Holdings Company, Ltd.	13,300	39,558
Nihon Kagaku Sangyo Company, Ltd.	3,200	24,231
Nihon Kohden Corp.	3,000	75,152
Nihon Nohyaku Company, Ltd.	10,100	52,973
Nihon Parkerizing Company, Ltd.	28,100	210,182
Nihon Plast Company, Ltd.	7,300	22,029
Nihon Tokushu Toryo Company, Ltd.	5,000	34,480
Nihon Trim Company, Ltd.	1,400	30,717
Niitaka Company, Ltd.	800	12,434
Nikkiso Company, Ltd.	17,100	121,414
Nikko Company, Ltd.	11,600	53,896
Nikkon Holdings Company, Ltd.	15,600	283,777
Nippi, Inc.	400	10,665
Nippn Corp.	15,000	178,340
Nippon Air Conditioning Services Company, Ltd.	12,100	64,506
Nippon Aqua Company, Ltd.	2,800	19,225
Nippon Avionics Company, Ltd. (A)	300	9,434
Nippon Beet Sugar Manufacturing Company, Ltd.	3,900	48,919
Nippon Carbide Industries Company, Inc.	2,500	24,326
Nippon Carbon Company, Ltd.	3,700	113,182
Nippon Care Supply Company, Ltd.	700	8,416
Nippon Ceramic Company, Ltd.	1,500	29,205
Nippon Chemical Industrial Company, Ltd.	2,500	37,076
Nippon Chemi-Con Corp. (A)	6,927	110,979
Nippon Coke & Engineering Company, Ltd.	62,600	39,508
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	54

	Shares	Value
Japan (continued)
Nippon Concept Corp.	3,300	$33,753
Nippon Concrete Industries Company, Ltd.	18,600	32,911
Nippon Denko Company, Ltd.	31,900	87,221
Nippon Densetsu Kogyo Company, Ltd.	10,900	121,888
Nippon Dry-Chemical Company, Ltd.	900	11,227
Nippon Electric Glass Company, Ltd.	15,800	294,064
Nippon Felt Company, Ltd.	5,500	16,757
Nippon Filcon Company, Ltd.	5,600	18,922
Nippon Fine Chemical Company, Ltd.	4,400	82,410
Nippon Gas Company, Ltd.	32,600	455,416
Nippon Hume Corp.	8,600	43,633
Nippon Kayaku Company, Ltd.	31,200	273,984
Nippon Kodoshi Corp.	2,000	29,842
Nippon Koei Company, Ltd.	3,700	89,371
Nippon Light Metal Holdings Company, Ltd. (B)	17,720	193,094
Nippon Paper Industries Company, Ltd.	31,000	247,931
Nippon Parking Development Company, Ltd.	59,200	111,657
Nippon Pillar Packing Company, Ltd.	6,100	154,276
Nippon Piston Ring Company, Ltd.	3,400	33,902
Nippon Rietec Company, Ltd.	3,000	19,606
Nippon Seiki Company, Ltd.	18,100	118,174
Nippon Seisen Company, Ltd.	1,000	33,883
Nippon Sharyo, Ltd.	3,000	42,951
Nippon Sheet Glass Company, Ltd. (A)	25,900	133,565
Nippon Shokubai Company, Ltd.	6,400	265,635
Nippon Signal Company, Ltd.	15,400	117,044
Nippon Soda Company, Ltd.	6,400	217,095
Nippon Steel Trading Corp.	4,568	310,859
Nippon Thompson Company, Ltd.	16,500	71,598
Nippon Yakin Kogyo Company, Ltd.	4,520	144,954
Nipro Corp. (B)	48,300	367,364
Nireco Corp.	1,900	14,196
Nishikawa Rubber Company, Ltd.	5,200	44,994
Nishimatsu Construction Company, Ltd. (B)	10,000	267,156
Nishimatsuya Chain Company, Ltd.	13,000	149,542
Nishimoto Company, Ltd.	1,500	39,568
Nishi-Nippon Financial Holdings, Inc.	37,800	322,351
Nishi-Nippon Railroad Company, Ltd. (B)	18,800	327,666
Nishio Rent All Company, Ltd.	6,700	156,681
Nissan Shatai Company, Ltd.	22,700	140,163
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	21,130
Nissei ASB Machine Company, Ltd.	2,800	88,989
Nissei Plastic Industrial Company, Ltd.	5,600	41,155
Nissha Company, Ltd.	13,000	172,937
55	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nisshin Group Holdings Company, Ltd.	10,300	$35,868
Nisshinbo Holdings, Inc.	40,457	300,174
Nissin Corp.	5,200	80,674
Nissin Electric Company, Ltd.	15,900	197,892
Nisso Corp.	4,000	19,905
Nissui Corp.	95,400	382,375
Nitta Corp.	5,600	123,204
Nitta Gelatin, Inc.	3,400	20,803
Nittetsu Mining Company, Ltd.	4,000	107,739
Nitto Boseki Company, Ltd.	7,100	108,516
Nitto Fuji Flour Milling Company, Ltd.	800	26,119
Nitto Kogyo Corp.	8,300	161,486
Nitto Kohki Company, Ltd.	3,400	44,560
Nitto Seiko Company, Ltd.	8,700	33,977
Nittoc Construction Company, Ltd.	5,200	36,995
Nittoku Company, Ltd.	1,400	31,106
NJS Company, Ltd.	2,800	46,118
Noda Corp.	2,500	22,007
Noevir Holdings Company, Ltd.	4,700	186,484
Nohmi Bosai, Ltd.	7,200	87,164
Nojima Corp.	20,600	205,043
NOK Corp.	24,600	241,221
Nomura Micro Science Company, Ltd.	2,000	65,824
Noritake Company, Ltd.	3,400	113,085
Noritsu Koki Company, Ltd.	6,800	111,116
Noritz Corp.	9,700	117,286
North Pacific Bank, Ltd.	82,600	192,291
Nozawa Corp.	2,600	13,616
NS Tool Company, Ltd.	5,400	42,933
NS United Kaiun Kaisha, Ltd.	2,700	87,555
NSD Company, Ltd. (B)	17,412	300,465
NSW, Inc.	3,100	48,572
NTN Corp.	118,700	293,563
Oat Agrio Company, Ltd.	900	9,624
Obara Group, Inc.	3,700	106,087
Oenon Holdings, Inc.	17,500	34,193
Ohara, Inc.	2,700	23,940
Ohashi Technica, Inc.	4,100	46,234
Ohba Company, Ltd.	2,200	11,664
Ohizumi Mfg. Company, Ltd.	200	1,231
Ohmoto Gumi Company, Ltd.	700	33,859
Ohsho Food Service Corp.	3,300	147,581
Oiles Corp.	6,272	75,869
Oisix ra daichi, Inc. (A)	7,600	133,111
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	56

	Shares	Value
Japan (continued)
Okabe Company, Ltd.	11,400	$62,891
Okada Aiyon Corp.	2,200	26,203
Okamoto Industries, Inc.	3,600	103,090
Okamoto Machine Tool Works, Ltd.	1,300	50,584
Okamura Corp.	17,700	178,231
Okasan Securities Group, Inc.	54,600	175,210
Oki Electric Industry Company, Ltd. (B)	29,700	154,970
Okinawa Cellular Telephone Company	8,200	192,729
Okinawa Financial Group, Inc.	6,905	121,153
OKUMA Corp.	7,676	309,022
Okumura Corp.	9,500	229,165
Okura Industrial Company, Ltd.	2,500	36,504
Okuwa Company, Ltd.	8,900	57,134
Onoken Company, Ltd.	5,300	59,174
Onward Holdings Company, Ltd. (B)	40,200	100,620
Optex Group Company, Ltd.	11,600	174,653
Optim Corp. (A)	4,000	28,740
Optorun Company, Ltd.	5,700	93,217
Orchestra Holdings, Inc.	700	9,367
Organo Corp. (B)	7,600	189,626
Oricon, Inc.	2,800	21,274
Orient Corp.	15,910	136,458
Oriental Shiraishi Corp.	46,600	111,574
Oro Company, Ltd.	2,100	30,473
Osaka Organic Chemical Industry, Ltd.	5,600	82,260
Osaka Soda Company, Ltd.	4,300	135,908
Osaka Steel Company, Ltd.	2,900	29,004
Osaki Electric Company, Ltd.	12,000	47,144
OSG Corp.	27,400	390,343
OUG Holdings, Inc.	1,700	31,025
Outsourcing, Inc.	37,000	358,509
Oxide Corp. (A)(B)	1,200	37,575
Oyo Corp.	7,300	111,207
Ozu Corp.	2,000	25,633
Pacific Industrial Company, Ltd.	13,700	116,978
Pacific Metals Company, Ltd.	6,700	95,591
PAL GROUP Holdings Company, Ltd.	6,600	134,816
PALTAC Corp.	1,000	36,372
Paraca, Inc.	2,500	37,432
Paramount Bed Holdings Company, Ltd. (B)	12,800	223,879
Paris Miki Holdings, Inc.	9,700	20,372
Parker Corp.	4,000	18,219
Pasona Group, Inc.	7,800	109,468
PC Depot Corp.	12,000	26,345
57	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
PCI Holdings, Inc.	1,600	$12,071
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	38,792
Penta-Ocean Construction Company, Ltd. (B)	82,400	392,695
People Dreams & Technologies Group Company, Ltd.	2,800	31,355
PeptiDream, Inc. (A)	6,200	84,136
PIA Corp. (A)	1,000	23,028
Pickles Holdings Company, Ltd.	4,200	36,176
Pigeon Corp.	36,100	556,859
Pilot Corp.	6,700	215,316
Piolax, Inc.	8,700	128,374
Plus Alpha Consulting Company, Ltd.	800	16,917
Pole To Win Holdings, Inc.	10,400	65,733
Poppins Corp.	700	9,494
Premium Group Company, Ltd.	11,400	133,919
Premium Water Holdings, Inc.	900	17,188
Press Kogyo Company, Ltd.	27,600	97,271
Pressance Corp.	6,300	79,104
Prestige International, Inc.	28,800	134,063
Prima Meat Packers, Ltd.	7,800	122,631
Procrea Holdings, Inc.	7,996	134,767
Pronexus, Inc.	6,000	43,371
Pro-Ship, Inc.	1,900	19,533
Proto Corp.	9,000	80,629
PS Mitsubishi Construction Company, Ltd.	8,400	40,702
Punch Industry Company, Ltd.	6,700	22,380
QB Net Holdings Company, Ltd.	3,200	33,946
Qol Holdings Company, Ltd.	9,400	82,211
Quick Company, Ltd.	3,200	42,751
Raccoon Holdings, Inc.	5,700	45,545
Raito Kogyo Company, Ltd.	12,300	176,769
Raiznext Corp.	8,500	86,024
RaQualia Pharma, Inc. (A)	3,300	21,110
Rasa Corp.	2,900	30,903
Rasa Industries, Ltd.	2,800	45,357
Raysum Company, Ltd.	700	6,837
Relia, Inc.	12,200	130,593
Renaissance, Inc.	1,700	11,520
RenetJapanGroup, Inc. (A)	1,500	5,242
Rengo Company, Ltd.	55,300	359,319
RENOVA, Inc. (A)	5,700	87,853
Resorttrust, Inc.	25,000	390,851
Restar Holdings Corp.	3,600	61,320
Retail Partners Company, Ltd.	7,500	70,710
Rheon Automatic Machinery Company, Ltd.	7,800	71,362
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	58

	Shares	Value
Japan (continued)
Rhythm Company, Ltd.	2,000	$25,075
Riberesute Corp.	2,000	11,616
Ricoh Leasing Company, Ltd.	4,400	130,033
Ride On Express Holdings Company, Ltd.	2,400	19,749
Right On Company, Ltd. (A)(B)	6,300	25,919
Riken Corp.	3,100	60,188
Riken Keiki Company, Ltd.	4,400	162,571
Riken Technos Corp.	13,400	57,464
Riken Vitamin Company, Ltd.	6,900	105,195
Rion Company, Ltd.	3,400	45,686
Riso Kyoiku Company, Ltd.	31,300	77,008
River Eletec Corp.	1,100	5,852
Rock Field Company, Ltd.	6,500	74,876
Rokko Butter Company, Ltd.	5,800	57,053
Roland Corp.	3,500	100,660
Roland DG Corp.	3,900	90,916
Rorze Corp.	3,000	233,490
Round One Corp.	62,900	238,952
RS Technologies Company, Ltd.	5,000	126,162
Ryobi, Ltd.	8,800	97,948
Ryoden Corp.	5,300	74,668
Ryosan Company, Ltd.	7,129	162,298
S Foods, Inc.	6,100	124,851
S Line Company, Ltd.	2,000	12,339
S&B Foods, Inc.	2,100	54,135
Sac’s Bar Holdings, Inc.	7,300	41,306
Saibu Gas Holdings Company, Ltd.	8,000	107,550
Saint-Care Holding Corp.	3,300	19,070
Saison Information Systems Company, Ltd.	1,000	13,901
Sakai Chemical Industry Company, Ltd.	5,200	69,359
Sakai Heavy Industries, Ltd.	1,600	46,994
Sakai Moving Service Company, Ltd.	3,600	118,284
Sakata INX Corp.	10,700	81,235
Sakura Internet, Inc.	8,100	36,042
Sala Corp.	18,800	100,904
SAMTY Company, Ltd.	7,900	121,422
San Holdings, Inc.	3,700	56,424
San ju San Financial Group, Inc.	8,020	102,772
San-A Company, Ltd.	6,400	197,260
San-Ai Obbli Company, Ltd. (B)	18,400	188,643
Sanden Corp. (A)	4,600	7,393
Sanei Architecture Planning Company, Ltd.	4,100	45,143
Sangetsu Corp.	12,700	230,655
Sanken Electric Company, Ltd.	6,887	469,512
59	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sanki Engineering Company, Ltd.	11,900	$133,513
Sanko Gosei, Ltd.	3,100	12,864
Sanko Metal Industrial Company, Ltd.	600	17,020
Sankyo Frontier Company, Ltd.	1,300	32,812
Sankyo Seiko Company, Ltd.	10,400	42,186
Sankyo Tateyama, Inc.	9,600	50,285
Sankyu, Inc.	3,100	114,051
Sanoh Industrial Company, Ltd.	8,800	45,626
Sansei Landic Company, Ltd.	1,100	6,626
Sansei Technologies, Inc.	3,900	23,036
Sansha Electric Manufacturing Company, Ltd.	4,100	28,468
Sanshin Electronics Company, Ltd.	2,900	54,873
Sanyo Chemical Industries, Ltd.	3,900	122,973
Sanyo Denki Company, Ltd.	2,600	107,988
Sanyo Electric Railway Company, Ltd.	6,700	109,146
Sanyo Engineering & Construction, Inc.	1,900	8,774
Sanyo Shokai, Ltd.	3,300	33,811
Sanyo Special Steel Company, Ltd.	5,629	108,384
Sanyo Trading Company, Ltd.	7,600	64,217
Sapporo Holdings, Ltd.	7,000	164,484
Sata Construction Company, Ltd.	1,800	6,740
Sato Holdings Corp.	9,200	152,716
Sato Shoji Corp.	5,200	53,619
Satori Electric Company, Ltd.	2,900	35,700
Sawai Group Holdings Company, Ltd.	9,500	263,028
Saxa Holdings, Inc.	1,800	20,577
SB Technology Corp.	3,400	50,186
SBI Insurance Group Company, Ltd. (A)	2,300	15,973
SBS Holdings, Inc.	6,200	145,725
Scroll Corp.	11,000	65,738
SEC Carbon, Ltd.	500	31,634
Seed Company, Ltd.	3,300	13,837
Seika Corp.	2,900	37,106
Seikagaku Corp.	14,500	87,855
Seikitokyu Kogyo Company, Ltd.	9,500	58,106
Seiko Electric Company, Ltd.	1,100	8,039
Seiko Group Corp.	8,000	169,489
Seiko PMC Corp.	5,600	22,490
Seikoh Giken Company, Ltd.	900	12,178
Seino Holdings Company, Ltd.	18,100	186,833
Seiren Company, Ltd.	13,800	242,541
Sekisui Jushi Corp.	9,300	134,931
Sekisui Kasei Company, Ltd.	9,800	29,153
SEMITEC Corp.	300	21,375
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	60

	Shares	Value
Japan (continued)
Senko Group Holdings Company, Ltd.	31,200	$220,748
Senshu Electric Company, Ltd.	4,200	111,078
Senshu Ikeda Holdings, Inc.	72,400	139,799
Senshukai Company, Ltd. (A)	13,900	40,631
Seria Company, Ltd.	13,700	265,805
Seven Bank, Ltd.	18,700	37,619
Shibaura Electronics Company, Ltd.	1,900	79,483
Shibaura Machine Company, Ltd.	6,700	155,748
Shibaura Mechatronics Corp.	1,100	117,659
Shibuya Corp.	5,600	98,565
Shidax Corp. (A)	9,400	54,634
Shikibo, Ltd.	2,100	16,200
Shikoku Electric Power Company, Inc.	43,300	232,069
Shikoku Kasei Holdings Corp.	11,500	107,584
Shima Seiki Manufacturing, Ltd.	7,900	107,699
Shimojima Company, Ltd.	3,900	29,461
Shin Maint Holdings Company, Ltd.	1,200	13,057
Shin Nippon Air Technologies Company, Ltd.	2,700	39,118
Shin Nippon Biomedical Laboratories, Ltd. (B)	7,000	145,060
Shinagawa Refractories Company, Ltd.	1,800	59,154
Shindengen Electric Manufacturing Company, Ltd.	1,600	41,482
Shin-Etsu Polymer Company, Ltd.	14,100	140,049
Shinki Bus Company, Ltd.	1,300	33,082
Shinko Shoji Company, Ltd.	5,900	56,881
Shinmaywa Industries, Ltd.	19,500	160,928
Shinnihon Corp.	9,600	65,054
Shin-Nihon Tatemono Company, Ltd.	3,900	14,206
Shinnihonseiyaku Company, Ltd.	2,700	28,251
Shinsho Corp.	1,700	73,965
Shinwa Company, Ltd.	4,000	61,539
Shinwa Company, Ltd. (Gifu)	2,700	14,752
Ship Healthcare Holdings, Inc. (B)	14,700	265,318
Shizuki Electric Company, Inc.	5,000	17,631
Shizuoka Gas Company, Ltd.	14,400	119,343
SHL-Japan, Ltd.	1,000	19,681
Shoei Company, Ltd.	6,800	269,634
Shoei Foods Corp.	2,900	90,162
Shofu, Inc.	3,500	54,127
Showa Sangyo Company, Ltd.	6,300	119,165
Showa Shinku Company, Ltd.	900	9,502
Sigma Koki Company, Ltd.	1,800	20,610
SIGMAXYZ Holdings, Inc.	10,600	86,730
Siix Corp.	10,500	114,878
Sinanen Holdings Company, Ltd.	1,800	46,064
61	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sinfonia Technology Company, Ltd.	9,000	$109,852
Sinko Industries, Ltd.	6,900	79,866
Sintokogio, Ltd.	15,000	84,785
SK Kaken Company, Ltd.	200	61,641
SK-Electronics Company, Ltd.	3,800	46,701
SKY Perfect JSAT Holdings, Inc.	45,600	173,065
Smaregi, Inc. (A)	1,600	26,025
SMK Corp.	1,900	35,745
SMS Company, Ltd.	4,100	98,182
Snow Peak, Inc. (B)	9,200	149,021
Soda Nikka Company, Ltd.	5,800	37,490
Sodick Company, Ltd.	17,100	96,024
Soft99 Corp.	6,300	58,046
Softcreate Holdings Corp.	2,700	68,431
Software Service, Inc.	900	60,137
Soiken Holdings, Inc.	8,200	15,475
Soken Chemical & Engineering Company, Ltd.	3,400	44,675
Solasto Corp.	16,100	80,120
Soliton Systems KK	3,800	27,949
Solxyz Company, Ltd.	2,400	6,342
Sotetsu Holdings, Inc. (B)	14,000	238,137
Sotoh Company, Ltd.	2,400	14,159
Space Company, Ltd.	2,970	19,505
Sparx Group Company, Ltd.	5,180	60,728
SPK Corp.	1,800	20,683
S-Pool, Inc.	21,400	101,084
Sprix, Inc.	900	5,720
SRA Holdings	3,500	78,235
SRE Holdings Corp. (A)	3,300	84,184
ST Corp.	4,300	49,096
St. Marc Holdings Company, Ltd.	6,600	87,045
Star Mica Holdings Company, Ltd.	8,400	41,234
Star Micronics Company, Ltd.	12,200	154,752
Starts Corp., Inc.	9,700	183,122
Starzen Company, Ltd.	5,000	80,540
Stella Chemifa Corp.	3,500	65,779
Step Company, Ltd.	2,900	39,410
Strike Company, Ltd.	2,600	72,392
Studio Alice Company, Ltd.	3,500	52,887
Subaru Enterprise Company, Ltd.	500	33,605
Sugimoto & Company, Ltd.	4,000	58,048
Sumida Corp.	7,800	93,274
Suminoe Textile Company, Ltd.	2,199	32,120
Sumiseki Holdings, Inc.	11,400	30,431
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	62

	Shares	Value
Japan (continued)
Sumitomo Bakelite Company, Ltd.	10,700	$373,681
Sumitomo Densetsu Company, Ltd.	5,400	96,148
Sumitomo Mitsui Construction Company, Ltd.	48,160	150,939
Sumitomo Osaka Cement Company, Ltd. (B)	9,400	262,592
Sumitomo Riko Company, Ltd.	15,300	79,215
Sumitomo Seika Chemicals Company, Ltd.	3,100	99,712
Sun Frontier Fudousan Company, Ltd.	10,900	98,886
Suncall Corp.	7,800	35,745
Sun-Wa Technos Corp.	3,500	52,318
Suruga Bank, Ltd.	51,300	161,265
Suzuki Company, Ltd.	5,600	42,147
SWCC Showa Holdings Company, Ltd.	8,300	115,676
System Information Company, Ltd.	2,200	12,678
System Research Company, Ltd.	1,400	23,312
System Support, Inc.	1,100	13,758
Systems Engineering Consultants Company, Ltd.	600	15,227
Systena Corp. (B)	83,500	196,310
Syuppin Company, Ltd. (B)	5,600	37,105
T Hasegawa Company, Ltd.	7,400	159,462
T RAD Company, Ltd.	2,000	33,565
T&K Toka Company, Ltd.	7,400	60,941
Tachibana Eletech Company, Ltd.	5,100	73,526
Tachikawa Corp.	4,800	45,741
Tachi-S Company, Ltd.	11,200	102,445
Tadano, Ltd.	31,500	239,757
Taihei Dengyo Kaisha, Ltd.	4,000	114,025
Taiheiyo Cement Corp.	12,200	224,305
Taiheiyo Kouhatsu, Inc.	1,200	8,936
Taiho Kogyo Company, Ltd.	6,000	28,420
Taikisha, Ltd.	7,700	202,615
Taisei Lamick Company, Ltd.	2,500	53,251
Taisei Oncho Company, Ltd.	500	7,411
Taiyo Holdings Company, Ltd.	11,500	199,656
Takachiho Koheki Company, Ltd.	1,300	24,108
Takamatsu Construction Group Company, Ltd.	5,100	75,114
Takamiya Company, Ltd.	9,700	31,324
Takano Company, Ltd.	2,400	12,118
Takaoka Toko Company, Ltd.	3,970	62,200
Takara & Company, Ltd.	3,400	55,621
Takara Bio, Inc. (B)	15,800	201,268
Takara Holdings, Inc. (B)	43,500	343,273
Takara Standard Company, Ltd.	10,300	108,835
Takasago International Corp.	4,200	78,201
Takasago Thermal Engineering Company, Ltd. (B)	13,500	207,624
63	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Takashima & Company, Ltd.	1,400	$31,053
Takashimaya Company, Ltd.	10,300	143,448
Takasho Company, Ltd.	3,000	14,990
Take And Give Needs Company, Ltd. (A)	1,200	12,562
TAKEBISHI Corp.	2,500	29,929
Takeuchi Manufacturing Company, Ltd.	10,800	230,696
Takisawa Machine Tool Company, Ltd.	2,600	22,335
Takuma Company, Ltd.	17,400	175,204
Tama Home Company, Ltd.	5,200	129,692
Tamron Company, Ltd.	4,900	116,711
Tamura Corp.	28,100	154,124
Tanabe Consulting Group Company, Ltd.	1,800	11,671
Tanabe Engineering Corp.	1,900	13,714
Tanaka Chemical Corp. (A)	3,400	35,503
Tanseisha Company, Ltd.	13,500	70,575
Taoka Chemical Company, Ltd.	2,500	14,393
Tatsuta Electric Wire and Cable Company, Ltd.	15,400	80,489
Tayca Corp.	5,300	46,010
Tazmo Company, Ltd.	3,000	41,324
TBK Company, Ltd.	9,100	17,375
TBS Holdings, Inc.	1,100	14,450
TDC Soft, Inc.	5,400	60,046
Tear Corp.	4,900	15,548
TechMatrix Corp.	13,200	143,237
TECHNO ASSOCIE Company, Ltd.	2,700	33,531
Techno Horizon Company, Ltd.	4,100	13,128
Techno Medica Company, Ltd.	2,400	30,205
Techno Ryowa, Ltd.	3,800	24,897
Techno Smart Corp.	3,200	31,968
Technoflex Corp.	1,300	10,433
Tecnos Japan, Inc.	3,900	17,262
Teijin, Ltd.	3,600	37,406
Teikoku Electric Manufacturing Company, Ltd.	5,000	97,962
Teikoku Sen-I Company, Ltd.	6,300	75,073
Teikoku Tsushin Kogyo Company, Ltd.	2,800	30,610
Tekken Corp.	5,000	67,474
Temairazu, Inc.	800	29,374
Tenma Corp.	4,300	74,207
Tenpos Holdings Company, Ltd.	1,400	25,707
Tera Probe, Inc.	1,200	21,064
Terilogy Holdings	4,200	11,681
Tess Holdings Company, Ltd.	4,100	31,438
T-Gaia Corp.	7,400	89,120
The 77 Bank, Ltd.	17,000	302,864
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	64

	Shares	Value
Japan (continued)
The Akita Bank, Ltd.	5,700	$82,888
The Awa Bank, Ltd. (B)	10,300	168,161
The Bank of Iwate, Ltd.	5,600	102,326
The Bank of Nagoya, Ltd.	2,800	73,498
The Bank of Saga, Ltd.	3,400	46,409
The Bank of Toyama, Ltd.	1,200	15,922
The Chiba Kogyo Bank, Ltd.	10,800	43,486
The Chugoku Electric Power Company, Inc.	27,000	132,792
The Daito Bank, Ltd.	2,800	15,066
The Ehime Bank, Ltd.	9,950	71,658
The First Bank of Toyama, Ltd.	15,900	74,965
The Fukui Bank, Ltd.	7,118	88,989
The Furukawa Battery Company, Ltd.	5,900	49,060
The Gunma Bank, Ltd.	103,000	386,615
The Hachijuni Bank, Ltd.	45,200	204,544
The Hyakugo Bank, Ltd.	65,500	201,558
The Hyakujushi Bank, Ltd.	6,800	100,164
The Japan Steel Works, Ltd.	3,100	58,284
The Keiyo Bank, Ltd.	31,200	148,376
The Kita-Nippon Bank, Ltd.	2,500	39,357
The Kiyo Bank, Ltd. (B)	18,139	217,102
The Miyazaki Bank, Ltd.	5,300	105,721
The Monogatari Corp.	10,500	193,844
The Musashino Bank, Ltd. (B)	8,300	154,587
The Nagano Bank, Ltd.	3,900	44,161
The Nanto Bank, Ltd. (B)	9,100	179,829
The Nippon Road Company, Ltd.	1,300	66,981
The Nisshin Oillio Group, Ltd.	7,800	190,731
The Ogaki Kyoritsu Bank, Ltd.	11,600	171,248
The Oita Bank, Ltd.	4,500	75,559
The Okinawa Electric Power Company, Inc.	16,664	126,022
The Pack Corp.	5,400	119,017
The San-In Godo Bank, Ltd.	45,100	280,964
The Shibusawa Warehouse Company, Ltd.	3,500	56,600
The Shiga Bank, Ltd.	12,000	256,459
The Shikoku Bank, Ltd.	8,800	62,492
The Shimizu Bank, Ltd.	3,900	45,163
The Sumitomo Warehouse Company, Ltd. (B)	17,276	270,103
The Taiko Bank, Ltd.	3,400	31,806
The Tochigi Bank, Ltd.	31,700	77,501
The Toho Bank, Ltd.	57,700	102,587
The Tohoku Bank, Ltd.	3,800	29,414
The Torigoe Company, Ltd.	5,900	26,057
The Tottori Bank, Ltd.	3,400	31,213
65	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Towa Bank, Ltd.	14,100	$63,385
The Yamagata Bank, Ltd.	6,300	57,450
The Yamanashi Chuo Bank, Ltd.	8,851	86,764
Tigers Polymer Corp.	6,500	21,004
TKC Corp. (B)	8,100	218,526
TKP Corp. (A)	3,900	87,013
Toa Corp. (Hyogo)	8,800	51,954
Toa Corp. (Tokyo)	4,200	81,849
TOA ROAD Corp.	1,200	61,801
Toagosei Company, Ltd.	29,300	269,628
Toba, Inc.	800	17,277
Tobila Systems, Inc.	900	5,963
Tobishima Corp.	6,820	55,241
TOC Company, Ltd.	9,300	46,023
Tocalo Company, Ltd. (B)	20,100	186,327
Toda Corp.	37,200	193,880
Toda Kogyo Corp. (A)	900	16,802
Toei Company, Ltd.	300	38,121
Toell Company, Ltd.	3,900	23,162
Toenec Corp.	2,700	67,625
Togami Electric Manufacturing Company, Ltd.	600	7,955
Toho Acetylene Company, Ltd.	900	8,520
Toho Company, Ltd.	2,800	37,665
Toho Gas Company, Ltd.	7,500	140,696
Toho Holdings Company, Ltd.	16,300	263,568
Toho Titanium Company, Ltd. (B)	10,000	145,212
Toho Zinc Company, Ltd.	3,600	56,372
Tohoku Steel Company, Ltd.	500	6,475
Tohokushinsha Film Corp.	6,700	34,075
Tokai Carbon Company, Ltd.	58,800	574,138
Tokai Corp.	6,200	86,789
TOKAI Holdings Corp.	31,100	200,299
Tokai Lease Company, Ltd.	300	3,157
Tokai Rika Company, Ltd.	16,900	193,686
Tokai Tokyo Financial Holdings, Inc.	60,000	167,871
Token Corp.	2,250	127,769
Tokushu Tokai Paper Company, Ltd.	2,100	46,624
Tokuyama Corp.	17,600	280,565
Tokyo Base Company, Ltd.	7,500	26,182
Tokyo Electron Device, Ltd.	2,100	125,056
Tokyo Energy & Systems, Inc.	6,000	39,911
Tokyo Individualized Educational Institute, Inc.	7,900	30,412
Tokyo Keiki, Inc.	4,200	39,919
Tokyo Kiraboshi Financial Group, Inc.	8,158	174,210
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	66

	Shares	Value
Japan (continued)
Tokyo Ohka Kogyo Company, Ltd.	1,000	$52,784
Tokyo Rakutenchi Company, Ltd.	1,200	38,738
Tokyo Rope Manufacturing Company, Ltd.	1,700	15,704
Tokyo Sangyo Company, Ltd.	6,600	37,959
Tokyo Seimitsu Company, Ltd.	12,200	445,402
Tokyo Steel Manufacturing Company, Ltd. (B)	19,600	216,626
Tokyo Tekko Company, Ltd.	3,500	47,574
Tokyo Theatres Company, Inc.	2,400	20,339
Tokyotokeiba Company, Ltd.	5,000	138,739
Tokyu Construction Company, Ltd.	26,200	133,066
Toli Corp.	17,800	35,940
Tomato Bank, Ltd.	3,200	26,338
Tomen Devices Corp.	900	44,289
Tomoe Corp.	7,600	23,893
Tomoe Engineering Company, Ltd.	2,400	42,958
Tomoku Company, Ltd.	2,900	34,375
TOMONY Holdings, Inc.	44,000	127,295
Tomy Company, Ltd.	25,800	252,129
Tonami Holdings Company, Ltd.	2,200	64,906
Topcon Corp.	32,000	420,884
Topre Corp.	13,100	115,066
Topy Industries, Ltd.	5,700	79,833
Torex Semiconductor, Ltd.	2,300	41,193
Toridoll Holdings Corp. (B)	13,800	276,159
Torii Pharmaceutical Company, Ltd.	4,700	108,349
Torishima Pump Manufacturing Company, Ltd.	4,600	51,855
Tosei Corp.	9,300	100,649
Toshiba TEC Corp.	6,900	192,609
Tosho Company, Ltd.	2,700	23,895
Totech Corp.	2,000	65,297
Totetsu Kogyo Company, Ltd. (B)	8,800	177,217
Toukei Computer Company, Ltd.	600	26,579
Towa Corp.	6,800	94,976
Towa Pharmaceutical Company, Ltd.	9,200	129,302
Toyo Construction Company, Ltd. (B)	31,300	203,759
Toyo Corp.	8,200	79,405
Toyo Denki Seizo KK	3,100	20,471
Toyo Engineering Corp. (A)	11,300	48,681
Toyo Gosei Company, Ltd. (B)	1,800	121,168
Toyo Ink SC Holdings Company, Ltd.	11,100	157,649
Toyo Kanetsu KK	3,100	62,592
Toyo Logistics Company, Ltd.	6,100	13,167
Toyo Machinery & Metal Company, Ltd.	6,200	26,301
Toyo Securities Company, Ltd.	22,800	58,092
67	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Toyo Tanso Company, Ltd.	5,400	$177,373
Toyo Tire Corp.	23,500	278,183
Toyo Wharf & Warehouse Company, Ltd.	1,900	19,721
Toyobo Company, Ltd. (B)	26,806	210,866
Toyoda Gosei Company, Ltd.	1,400	22,805
TPR Company, Ltd.	8,300	84,983
Traders Holdings Company, Ltd.	6,220	23,192
Trancom Company, Ltd.	2,500	122,559
Trans Genic, Inc.	4,600	11,278
Transaction Company, Ltd.	3,700	39,926
Transcosmos, Inc.	4,900	120,498
TRE Holdings Corp.	3,976	44,288
Treasure Factory Company, Ltd.	2,200	17,734
Trenders, Inc.	1,200	12,648
Tri Chemical Laboratories, Inc.	8,400	142,604
Trinity Industrial Corp.	2,000	10,036
Trusco Nakayama Corp.	14,000	232,195
TS Tech Company, Ltd.	26,000	329,829
TSI Holdings Company, Ltd.	18,205	82,545
Tsubaki Nakashima Company, Ltd.	14,200	114,103
Tsubakimoto Chain Company	7,600	178,035
Tsubakimoto Kogyo Company, Ltd.	1,400	42,466
Tsugami Corp. (B)	14,800	159,744
Tsukishima Kikai Company, Ltd.	9,900	80,954
Tsukuba Bank, Ltd.	31,600	55,017
Tsumura & Company	18,600	353,695
Tsurumi Manufacturing Company, Ltd.	5,400	83,201
Tsutsumi Jewelry Company, Ltd.	2,500	36,527
Tsuzuki Denki Company, Ltd.	2,100	22,283
TV Asahi Holdings Corp.	8,200	87,477
Tv Tokyo Holdings Corp.	2,400	39,915
TYK Corp.	6,400	15,418
UACJ Corp.	9,871	193,506
UBE Corp. (B)	28,500	427,428
Ubicom Holdings, Inc.	2,100	30,574
Uchida Yoko Company, Ltd.	2,800	102,543
Ueki Corp.	1,200	12,133
ULS Group, Inc.	600	15,999
Ultrafabrics Holdings Company, Ltd.	1,300	37,995
Ulvac, Inc.	4,600	176,332
Union Tool Company	3,100	73,572
Unipres Corp.	12,500	73,986
UNIRITA, Inc.	700	9,399
United Arrows, Ltd.	5,700	72,995
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	68

	Shares	Value
Japan (continued)
United Super Markets Holdings, Inc. (B)	16,700	$137,413
UNITED, Inc.	3,400	31,052
Unitika, Ltd. (A)	23,900	40,884
Universal Entertainment Corp. (A)	7,300	126,402
Urbanet Corp. Company, Ltd.	3,800	8,902
Usen-Next Holdings Company, Ltd.	4,100	75,361
User Local, Inc.	1,400	18,398
Ushio, Inc.	31,100	355,336
UT Group Company, Ltd.	8,000	145,535
UUUM Company, Ltd. (A)	2,800	16,061
V Technology Company, Ltd.	2,900	52,301
Valor Holdings Company, Ltd.	11,700	168,552
Valqua, Ltd.	5,800	140,712
Value HR Company, Ltd.	4,200	49,830
ValueCommerce Company, Ltd.	4,800	59,090
Valuence Holdings, Inc.	1,700	21,803
V-Cube, Inc.	5,200	23,164
Vector, Inc.	9,700	99,070
Vertex Corp.	4,320	41,965
Village Vanguard Company, Ltd. (A)	1,400	10,868
VINX Corp.	1,300	12,977
Vital KSK Holdings, Inc.	12,500	84,424
VT Holdings Company, Ltd.	29,100	108,898
Wacoal Holdings Corp.	12,600	226,716
Wacom Company, Ltd. (B)	42,600	204,457
Wakachiku Construction Company, Ltd.	3,000	69,461
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	7,570
Wakita & Company, Ltd.	13,300	110,092
Warabeya Nichiyo Holdings Company, Ltd.	4,700	64,130
Waseda Academy Company, Ltd.	3,800	34,568
Watahan & Company, Ltd.	5,600	58,617
Watts Company, Ltd.	4,400	22,291
WDB Holdings Company, Ltd.	3,600	54,418
Weathernews, Inc.	1,900	93,463
Wellneo Sugar Company, Ltd.	4,100	50,473
Wellnet Corp.	2,500	12,074
West Holdings Corp.	6,809	167,589
Will Group, Inc.	5,700	47,529
WILLs, Inc.	1,200	5,525
WingArc1st, Inc.	4,500	58,313
WIN-Partners Company, Ltd.	4,900	38,284
Wood One Company, Ltd.	3,600	33,043
World Company, Ltd.	8,900	92,740
World Holdings Company, Ltd.	3,100	62,781
69	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Wowow, Inc.	2,400	$22,519
Xebio Holdings Company, Ltd.	7,100	52,589
YAC Holdings Company, Ltd.	2,200	34,669
Yachiyo Industry Company, Ltd.	2,500	21,291
Yagi & Company, Ltd.	800	7,443
Yahagi Construction Company, Ltd.	9,700	59,120
Yaizu Suisankagaku Industry Company, Ltd.	2,900	19,170
YAKUODO Holdings Company, Ltd.	4,200	74,895
YAMABIKO Corp.	11,600	107,569
YAMADA Consulting Group Company, Ltd.	3,700	41,637
Yamaguchi Financial Group, Inc.	61,600	415,979
Yamaichi Electronics Company, Ltd.	6,000	80,684
YA-MAN, Ltd.	10,300	118,753
Yamashina Corp.	24,800	12,200
Yamatane Corp.	2,900	36,126
Yamato Corp.	5,600	34,162
Yamato Kogyo Company, Ltd.	1,500	60,129
Yamaura Corp.	1,600	12,784
Yamaya Corp.	1,800	34,951
Yamazawa Company, Ltd.	1,800	17,015
Yamazen Corp.	19,100	146,841
Yaoko Company, Ltd.	2,300	115,855
Yashima Denki Company, Ltd.	4,800	38,914
Yasuda Logistics Corp.	5,200	38,719
YE Digital Corp.	1,900	6,307
Yellow Hat, Ltd.	12,000	156,714
Yodogawa Steel Works, Ltd.	6,765	134,466
Yokogawa Bridge Holdings Corp.	9,900	149,285
Yokorei Company, Ltd.	17,200	126,658
Yokowo Company, Ltd.	6,100	88,984
Yomeishu Seizo Company, Ltd.	2,800	38,404
Yondenko Corp.	3,200	44,431
Yondoshi Holdings, Inc. (B)	6,459	82,533
Yonex Company, Ltd.	11,900	115,439
Yonkyu Company, Ltd.	1,200	24,882
Yorozu Corp.	6,100	34,804
Yoshinoya Holdings Company, Ltd. (B)	19,900	342,174
Yotai Refractories Company, Ltd.	5,700	63,158
Yuasa Funashoku Company, Ltd.	1,100	22,718
Yuasa Trading Company, Ltd.	5,700	153,117
Yuken Kogyo Company, Ltd.	1,200	18,225
Yukiguni Maitake Company, Ltd.	5,000	37,733
Yurtec Corp.	11,700	64,936
Yushin Precision Equipment Company, Ltd.	3,000	16,037
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	70

	Shares	Value
Japan (continued)
Yushiro Chemical Industry Company, Ltd.	3,700	$23,248
Yutaka Giken Company, Ltd.	1,600	21,147
Zaoh Company, Ltd.	1,800	27,011
Zenitaka Corp.	600	13,099
Zenrin Company, Ltd.	12,800	79,066
ZERIA Pharmaceutical Company, Ltd.	6,500	104,585
ZIGExN Company, Ltd.	17,300	55,000
Zuiko Corp.	4,400	30,745
Jersey, Channel Islands 0.1%		562,409
Breedon Group PLC	70,537	60,249
Centamin PLC	402,088	492,784
JTC PLC (D)	1,007	9,376
Liechtenstein 0.1%		428,579
Liechtensteinische Landesbank AG	4,573	296,544
VP Bank AG, Class A	1,251	132,035
Luxembourg 0.4%		2,759,712
APERAM SA	11,185	434,963
B&S Group Sarl (D)	5,479	23,387
Befesa SA (D)	10,492	547,876
d’Amico International Shipping SA (A)	215,214	98,806
Global Fashion Group SA (A)	9,562	10,742
Grand City Properties SA	29,654	302,677
IVS Group SA	9,712	37,278
L’Occitane International SA	50,250	119,835
SES SA	109,158	735,806
Shurgard Self Storage, Ltd.	6,671	326,399
Sword Group	2,454	121,943
Macau 0.0%		61,530
MECOM Power and Construction, Ltd.	276,000	59,465
Space Group Holdings, Ltd. (A)	5,000	2,065
Malaysia 0.0%		46,651
Frencken Group, Ltd.	52,800	40,328
Pentamaster International, Ltd.	62,000	6,323
Malta 0.0%		39,853
Catena Media PLC (A)	2,080	6,491
Gaming Innovation Group, Inc. (A)	5,338	13,720
Kindred Group PLC	1,806	19,642
Monaco 0.0%		38,731
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	407	38,731
71	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mongolia 0.0%		$46,542
Mongolian Mining Corp. (A)	114,000	46,542
Netherlands 1.9%		12,042,068
Aalberts NV	29,452	1,431,701
Acomo NV	4,872	109,467
Alfen N.V. (A)(B)(D)	6,205	499,108
AMG Advanced Metallurgical Group NV	8,363	329,291
Arcadis NV	21,136	874,005
ASR Nederland NV	14,162	644,523
Basic-Fit NV (A)(B)(D)	12,628	442,470
BE Semiconductor Industries NV	18,268	1,410,132
Beter Bed Holding NV	4,223	13,883
Brack Capital Properties NV (A)	1,254	140,658
Brunel International NV	6,624	81,895
Corbion NV	17,985	675,682
CTP NV (D)	3,310	45,557
Flow Traders, Ltd.	9,046	219,501
ForFarmers NV	13,376	46,498
Fugro NV (A)	31,463	396,090
Heijmans NV	6,455	84,199
Kendrion NV	4,563	77,323
Koninklijke BAM Groep NV (A)	68,896	176,103
Koninklijke Vopak NV	12,241	390,524
Lucas Bols NV (D)	3,531	39,198
Meltwater NV (A)	22,305	37,652
Nedap NV	1,602	100,072
OCI NV	13,840	459,732
Ordina NV	26,818	109,689
Pharming Group NV (A)	105,944	128,242
PostNL NV (B)	103,562	180,784
PPHE Hotel Group, Ltd.	4,959	65,567
SBM Offshore NV	40,168	587,802
SIF Holding NV	1,808	23,316
Signify NV (D)	33,733	1,168,848
Sligro Food Group NV	7,248	122,017
TKH Group NV	12,076	556,924
TomTom NV (A)	18,990	146,281
Van Lanschot Kempen NV	7,794	227,334
New Zealand 0.4%		2,594,282
Air New Zealand, Ltd. (A)	317,520	154,759
Arvida Group, Ltd.	104,727	65,402
Briscoe Group, Ltd.	11,818	34,708
Channel Infrastructure NZ, Ltd. (A)	43,399	38,869
Chorus, Ltd.	85,632	439,079
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	72

	Shares	Value
New Zealand (continued)
Comvita, Ltd.	3,159	$6,579
Delegat Group, Ltd.	9,275	52,666
Freightways, Ltd.	28,463	168,870
Gentrack Group, Ltd. (A)	9,421	16,989
Hallenstein Glasson Holdings, Ltd.	12,034	40,513
Heartland Group Holdings, Ltd.	117,334	131,246
Investore Property, Ltd.	79,415	72,149
KMD Brands, Ltd.	152,310	106,224
Manawa Energy, Ltd. (B)	10,579	33,117
Napier Port Holdings, Ltd.	4,702	7,593
NZME, Ltd.	72,696	52,760
NZX, Ltd.	81,881	61,617
Oceania Healthcare, Ltd.	135,088	65,025
Pacific Edge, Ltd. (A)(B)	113,948	33,124
PGG Wrightson, Ltd.	6,900	17,948
Pushpay Holdings, Ltd. (A)	136,920	107,295
Rakon, Ltd. (A)	10,627	6,489
Restaurant Brands New Zealand, Ltd.	8,039	30,044
Sanford, Ltd.	22,753	56,954
Scales Corp., Ltd.	25,768	54,937
Serko, Ltd. (A)	10,833	15,874
Skellerup Holdings, Ltd.	32,456	104,408
SKY Network Television, Ltd.	36,695	57,326
SKYCITY Entertainment Group, Ltd. (A)	121,765	195,523
Steel & Tube Holdings, Ltd.	21,933	17,212
Summerset Group Holdings, Ltd.	14,295	81,232
Synlait Milk, Ltd. (A)	16,019	33,002
The Warehouse Group, Ltd.	25,288	41,407
Tourism Holdings, Ltd. (A)	24,687	61,229
TOWER, Ltd.	136,191	51,769
Turners Automotive Group, Ltd.	13,978	29,094
Vista Group International, Ltd. (A)	57,676	51,250
Norway 0.8%		5,085,419
2020 Bulkers, Ltd. (A)	2,700	28,213
ABG Sundal Collier Holding ASA	121,577	75,634
Akastor ASA	61,659	74,172
Aker Carbon Capture ASA (A)	18,506	27,788
AMSC ASA (A)	15,163	64,622
ArcticZymes Technologies ASA (A)	10,381	39,811
Atea ASA (A)	23,697	270,645
Avance Gas Holding, Ltd. (D)	2,133	14,669
Axactor ASA (A)	47,680	32,601
B2Holding ASA	70,553	52,291
73	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Norway (continued)
Belships ASA	19,970	$37,348
Bonheur ASA	5,968	160,136
Borregaard ASA	10,332	175,163
Bouvet ASA	21,297	123,960
BW Offshore, Ltd.	31,002	85,022
Cloudberry Clean Energy ASA (A)	6,372	6,843
Crayon Group Holding ASA (A)(D)	17,078	154,048
DNO ASA	126,912	145,420
Elopak ASA	5,391	11,989
Europris ASA (D)	45,417	320,186
FLEX LNG, Ltd.	7,624	265,591
Grieg Seafood ASA	15,218	109,723
Hexagon Composites ASA (A)	39,844	143,693
Hofseth BioCare ASA (A)	27,299	7,554
IDEX Biometrics ASA (A)	160,219	13,299
Itera ASA	21,736	28,223
Kahoot! ASA (A)	23,324	43,908
Kid ASA (D)	6,963	57,726
Kitron ASA	44,546	146,229
Komplett Bank ASA (A)	16,702	9,112
Medistim ASA	2,819	59,420
MPC Container Ships ASA	81,418	144,674
Multiconsult ASA (D)	4,235	57,985
Norske Skog ASA (A)(D)	14,010	90,317
Norwegian Air Shuttle ASA (A)	70,682	77,111
Norwegian Energy Company ASA (A)	5,187	201,034
NRC Group ASA (A)	15,653	20,023
Odfjell Drilling, Ltd. (A)	25,549	66,037
Odfjell SE, A Shares	7,780	73,029
OKEA ASA	6,814	21,210
Otello Corp. ASA	16,811	12,803
Panoro Energy ASA (A)	18,518	53,407
Pareto Bank ASA	9,307	52,458
PGS ASA (A)	202,980	198,153
PhotoCure ASA (A)	7,868	62,388
PoLight ASA (A)(D)	3,345	7,497
Protector Forsikring ASA	18,763	263,681
Sandnes Sparebank	1,787	16,585
SATS ASA (A)	4,176	3,299
Scatec ASA (D)	11,014	74,398
Self Storage Group ASA (A)	14,066	35,191
Selvaag Bolig ASA	13,802	45,868
Siem Offshore, Inc. (A)	10,316	16,173
SpareBank 1 Helgeland	791	10,287
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	74

	Shares	Value
Norway (continued)
Sparebank 1 Oestlandet	5,853	$70,831
SpareBank 1 Sorost-Norge	9,718	52,197
Sparebanken More	7,071	58,144
Treasure ASA	15,273	27,087
Ultimovacs ASA (A)	2,829	31,487
Veidekke ASA	30,130	336,681
Volue ASA (A)	4,209	9,366
Vow ASA (A)	7,259	12,516
Wilh Wilhelmsen Holding ASA, Class A	3,125	86,481
XXL ASA (D)	37,894	11,982
Peru 0.0%		82,785
Hochschild Mining PLC	107,762	82,785
Philippines 0.0%		30,800
Del Monte Pacific, Ltd.	136,300	30,800
Portugal 0.4%		2,499,433
Altri SGPS SA	28,159	137,922
Banco Comercial Portugues SA	2,882,517	694,129
Corticeira Amorim SGPS SA	6,510	67,259
CTT-Correios de Portugal SA	37,215	147,677
Greenvolt-Energias Renovaveis SA (A)	7,722	59,156
Ibersol SGPS SA	2,073	13,974
Mota-Engil SGPS SA	23,312	45,812
NOS SGPS SA	72,822	321,780
Novabase SGPS SA (A)	4,612	22,802
REN - Redes Energeticas Nacionais SGPS SA	155,280	417,494
Sonae SGPS SA	304,900	334,064
The Navigator Company SA	67,490	237,364
Singapore 1.2%		7,171,203
Accordia Golf Trust (A)(C)	316,900	0
AEM Holdings, Ltd.	62,200	132,827
Amara Holdings, Ltd.	80,000	19,859
Avarga, Ltd. (A)	74,200	12,395
Aztech Global, Ltd.	44,700	27,541
Banyan Tree Holdings, Ltd. (A)	78,000	18,808
Best World International, Ltd. (A)	20,626	35,726
BOC Aviation, Ltd. (D)	9,800	70,800
Bonvests Holdings, Ltd.	36,400	24,969
Boustead Projects, Ltd.	28,557	20,250
Boustead Singapore, Ltd.	104,189	68,046
BRC Asia, Ltd.	15,100	20,038
Bukit Sembawang Estates, Ltd.	56,200	183,080
BW Energy, Ltd. (A)	24,240	68,038
75	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
BW LPG, Ltd. (D)	26,210	$229,281
Capitaland India Trust	203,300	168,957
Centurion Corp., Ltd.	85,000	23,309
China Aviation Oil Singapore Corp., Ltd.	72,800	51,586
China Sunsine Chemical Holdings, Ltd.	152,100	51,426
Chuan Hup Holdings, Ltd.	109,000	17,342
ComfortDelGro Corp., Ltd.	475,700	427,154
COSCO Shipping International Singapore Company, Ltd. (A)	278,500	35,107
Creative Technology, Ltd. (A)	11,500	13,830
CSE Global, Ltd.	92,000	24,233
CW Group Holdings, Ltd. (A)(C)	135,000	3,178
Dasin Retail Trust	49,600	8,104
Delfi, Ltd.	88,200	65,122
Ezion Holdings, Ltd. (A)(C)	1,126,020	35,907
Ezra Holdings, Ltd. (A)(C)	438,996	895
Far East Orchard, Ltd.	60,031	48,509
First Resources, Ltd.	136,100	155,177
Food Empire Holdings, Ltd.	72,000	41,933
Fraser and Neave, Ltd.	82,900	72,530
Fu Yu Corp., Ltd.	142,200	24,274
Gallant Venture, Ltd. (A)	264,000	25,247
Geo Energy Resources, Ltd.	105,900	25,504
GK Goh Holdings, Ltd.	21,000	14,180
Golden Agri-Resources, Ltd.	1,788,300	338,404
Golden Energy & Resources, Ltd. (A)	123,300	78,541
GSH Corp., Ltd. (A)	51,600	5,776
GuocoLand, Ltd.	69,700	83,753
Halcyon Agri Corp., Ltd. (A)	88,757	27,070
Haw Par Corp., Ltd.	22,600	168,801
Hiap Hoe, Ltd.	38,000	20,405
Ho Bee Land, Ltd.	53,300	92,533
Hong Fok Corp., Ltd.	77,336	54,530
Hong Leong Asia, Ltd.	70,600	35,623
Hong Leong Finance, Ltd.	84,000	155,041
Hotel Grand Central, Ltd.	48,457	32,144
HRnetgroup, Ltd.	75,200	44,649
Hyflux, Ltd. (A)(B)	154,800	2
iFAST Corp., Ltd.	32,000	118,191
IGG, Inc. (A)	234,000	85,748
Indofood Agri Resources, Ltd.	58,100	13,357
InnoTek, Ltd.	20,500	7,215
Japfa, Ltd.	87,620	19,510
Keppel Infrastructure Trust	925,655	370,519
Low Keng Huat Singapore, Ltd.	64,000	19,760
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	76

	Shares	Value
Singapore (continued)
Marco Polo Marine, Ltd. (A)	526,500	$16,721
Metro Holdings, Ltd.	151,300	70,131
Micro-Mechanics Holdings, Ltd.	5,200	8,795
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,136
Nanofilm Technologies International, Ltd.	56,700	63,036
NetLink NBN Trust	439,200	281,694
NSL, Ltd.	29,000	18,280
OM Holdings, Ltd.	69,157	35,922
OUE, Ltd.	79,600	72,643
Oxley Holdings, Ltd.	409,889	42,534
Pacific Century Regional Developments, Ltd.	52,900	16,674
Pan-United Corp., Ltd.	68,750	20,405
Propnex, Ltd.	7,700	10,342
Q&M Dental Group Singapore, Ltd.	57,720	14,121
QAF, Ltd.	59,334	37,409
Raffles Education, Ltd. (A)	279,802	11,191
Raffles Medical Group, Ltd.	187,218	193,098
Riverstone Holdings, Ltd.	47,000	21,281
SATS, Ltd. (A)	123,900	259,994
SBS Transit, Ltd.	27,700	55,884
Sembcorp Marine, Ltd. (A)	3,205,100	301,625
Sheng Siong Group, Ltd.	160,400	193,946
SHS Holdings, Ltd. (A)	84,000	8,969
SIA Engineering Company, Ltd. (A)	69,400	118,999
SIIC Environment Holdings, Ltd.	412,280	60,736
Silverlake Axis, Ltd.	45,300	11,263
Sinarmas Land, Ltd.	300,000	41,835
Sing Holdings, Ltd.	79,000	20,818
Sing Investments & Finance, Ltd.	28,600	33,501
Singapore Land Group, Ltd.	55,200	94,195
Singapore Post, Ltd.	329,400	130,802
Singapore Shipping Corp., Ltd.	87,492	16,267
Stamford Land Corp., Ltd.	162,285	48,175
StarHub, Ltd.	154,500	121,510
Straits Trading Company, Ltd.	26,078	44,082
Swiber Holdings, Ltd. (A)(C)	128,250	6,220
The Hour Glass, Ltd.	68,900	110,882
Thomson Medical Group, Ltd.	654,600	32,522
Tuan Sing Holdings, Ltd.	159,532	39,683
UMS Holdings, Ltd.	144,312	115,652
United Overseas Insurance, Ltd.	2,400	11,575
UOB-Kay Hian Holdings, Ltd.	102,946	108,404
Vicom, Ltd.	26,000	36,652
Wee Hur Holdings, Ltd.	102,000	15,538
77	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Wing Tai Holdings, Ltd.	97,417	$108,416
XP Power, Ltd.	614	17,315
Yeo Hiap Seng, Ltd.	9,032	4,596
South Africa 0.1%		899,919
Mediclinic International PLC	150,271	899,919
Spain 2.7%		16,394,433
Acerinox SA	55,095	604,985
Aedas Homes SA (D)	2,309	35,579
Alantra Partners SA	6,267	79,479
Almirall SA	23,587	226,043
Amper SA (A)	307,165	55,513
Applus Services SA	49,354	345,485
Atresmedia Corp. de Medios de Comunicacion SA	33,653	122,522
Audax Renovables SA (A)	25,087	37,018
Azkoyen SA	4,660	32,477
Banco de Sabadell SA	1,889,509	2,468,064
Bankinter SA	210,725	1,482,297
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,943	433,169
CIE Automotive SA	14,909	436,655
Construcciones y Auxiliar de Ferrocarriles SA	6,278	186,584
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	34,989
Ebro Foods SA (B)	21,278	365,312
eDreams ODIGEO SA (A)	22,487	143,993
Elecnor SA	9,042	112,750
Enagas SA	72,958	1,308,604
Ence Energia y Celulosa SA	43,407	165,653
Ercros SA	32,252	137,223
Faes Farma SA	123,297	450,344
Fluidra SA	18,959	329,004
Fomento de Construcciones y Contratas SA	6,843	66,218
Gestamp Automocion SA (D)	36,770	170,297
Global Dominion Access SA (D)	28,249	105,340
Grenergy Renovables SA (A)	473	14,504
Grupo Catalana Occidente SA	12,950	422,845
Grupo Empresarial San Jose SA	8,498	40,943
Iberpapel Gestion SA	2,945	49,904
Indra Sistemas SA	48,006	606,349
Laboratorios Farmaceuticos Rovi SA	6,307	277,560
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	207,632	206,046
Mapfre SA (B)	234,025	502,075
Melia Hotels International SA (A)	39,823	263,536
Miquel y Costas & Miquel SA	6,017	79,264
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	78

	Shares	Value
Spain (continued)
Neinor Homes SA (A)(D)	8,814	$85,616
Obrascon Huarte Lain SA (A)	78,906	43,375
Oryzon Genomics SA (A)	5,490	13,648
Pharma Mar SA	3,479	205,445
Prim SA	3,271	37,180
Promotora de Informaciones SA, Class A (A)	66,046	24,216
Prosegur Cash SA (D)	84,840	64,147
Prosegur Cia de Seguridad SA	60,034	123,911
Realia Business SA (A)	115,998	131,345
Renta 4 Banco SA	1,156	12,713
Sacyr SA	179,426	585,130
Solaria Energia y Medio Ambiente SA (A)	23,195	425,372
Talgo SA (D)	23,378	89,127
Tecnicas Reunidas SA (A)	9,565	109,590
Tubacex SA (A)	39,742	103,079
Unicaja Banco SA (D)	404,399	518,057
Vidrala SA	5,909	626,947
Viscofan SA	12,393	793,330
Vocento SA	4,772	3,582
Sweden 2.6%		16,076,824
AcadeMedia AB (D)	30,274	141,303
AddLife AB, B Shares	746	7,985
AddNode Group AB	32,979	368,381
AFRY AB	17,456	301,125
Alimak Group AB (D)	14,034	127,387
Alligo AB, Class B	9,039	98,150
Ambea AB (D)	14,053	48,585
Annehem Fastigheter AB, B Shares (A)	9,576	18,981
AQ Group AB	2,735	100,853
Arise AB (A)	6,107	25,929
Arjo AB, B Shares	59,921	226,968
Ascelia Pharma AB (A)	6,350	9,889
Atrium Ljungberg AB, B Shares	5,974	104,201
Attendo AB (A)(D)	43,122	101,272
Balco Group AB	1,878	7,698
BE Group AB	899	9,793
Beijer Alma AB	14,313	279,458
Beijer Electronics Group AB	9,584	92,699
Bergman & Beving AB	9,696	112,148
Besqab AB	2,865	15,747
Betsson AB, Class B (A)	42,456	381,263
BHG Group AB (A)	7,065	8,873
Bilia AB, A Shares	22,940	305,629
79	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
BioGaia AB, B Shares	6,347	$60,317
Biotage AB	16,718	241,867
Bjorn Borg AB (A)	1,367	4,411
Bonava AB, B Shares	29,697	67,693
Boozt AB (A)(B)(D)	12,378	146,511
Bravida Holding AB (D)	22,531	252,369
Bufab AB	8,187	213,551
Bulten AB	5,708	46,962
Bure Equity AB	11,714	288,813
Byggmax Group AB	22,675	82,674
Catella AB	11,079	40,177
Catena AB	7,148	279,168
Cellavision AB	4,258	81,367
Cibus Nordic Real Estate AB	1,102	13,146
Clas Ohlson AB, B Shares (B)	12,179	77,748
Cloetta AB, B Shares	67,383	144,026
Collector Bank AB (A)	12,523	53,732
Coor Service Management Holding AB (D)	30,236	203,956
Corem Property Group AB, B Shares	96,298	83,516
Corem Property Group AB, D Shares	667	11,856
CTT Systems AB	936	16,558
Dedicare AB, B Shares	1,034	13,845
Dios Fastigheter AB	29,621	218,152
Duni AB (A)	13,661	122,966
Dustin Group AB (A)(D)	23,623	77,773
Eastnine AB	5,069	53,304
Elanders AB, B Shares	4,037	60,840
Electrolux Professional AB, B Shares	56,300	298,975
Eltel AB (A)(D)	12,277	13,911
Enea AB (A)	5,690	54,690
eWork Group AB	2,362	36,422
Fagerhult AB	23,698	126,443
Fastighets AB Trianon	12,708	25,611
FastPartner AB, A Shares	10,041	65,215
Fingerprint Cards AB, B Shares (A)	108,199	30,004
FormPipe Software AB	5,063	11,643
G5 Entertainment AB	1,577	29,248
GARO AB	10,007	80,590
Granges AB	35,149	303,333
Green Landscaping Group AB (A)(D)	1,280	11,076
Hanza AB	2,882	19,788
Heba Fastighets AB, Class B	23,826	73,819
HMS Networks AB	3,839	154,810
Hoist Finance AB (A)(D)	21,184	49,990
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	80

	Shares	Value
Sweden (continued)
Humana AB (A)	14,866	$21,023
Instalco AB	50,540	235,592
Inwido AB	19,565	216,993
ITAB Shop Concept AB (A)	7,377	8,668
JM AB	16,432	341,661
Karnov Group AB (A)	22,617	118,787
K-fast Holding AB (A)	1,830	4,654
KNOW IT AB	7,687	154,467
Lagercrantz Group AB, B Shares	33,008	373,918
Lime Technologies AB	2,893	73,214
Lindab International AB	24,346	337,572
Loomis AB	14,842	479,587
Medcap AB (A)	503	11,518
Medivir AB, B Shares (A)	9,480	7,610
MEKO AB	14,892	169,891
Micro Systemation AB, Class B (A)	896	3,212
MIPS AB	7,655	344,752
Modern Times Group MTG AB, B Shares (A)	28,006	193,757
Momentum Group AB (A)	10,018	78,140
Munters Group AB (D)	33,072	319,063
Mycronic AB	19,423	415,121
NCAB Group AB (B)	33,765	188,795
NCC AB, B Shares	22,559	211,492
Nederman Holding AB	5,899	106,057
Net Insight AB, B Shares (A)	57,222	34,778
New Wave Group AB, B Shares	15,049	263,998
Nilorngruppen AB, B Shares	1,816	12,274
Nobia AB	40,167	67,660
Nolato AB, B Shares	67,781	336,794
Nordic Paper Holding AB	3,939	17,461
Nordic Waterproofing Holding AB	8,807	142,190
Note AB (A)	5,236	114,320
NP3 Fastigheter AB	8,635	180,531
Nyfosa AB	33,060	273,782
OEM International AB, B Shares	24,113	200,798
Orexo AB (A)	2,352	3,681
Orron Energy AB	38,699	55,569
Ovzon AB (A)	5,064	20,413
Peab AB, Class B	3,152	17,325
Platzer Fastigheter Holding AB, Series B	20,822	180,199
Prevas AB, B Shares	1,258	17,043
Pricer AB, B Shares (B)	39,488	64,987
Proact IT Group AB	9,725	98,048
Probi AB	430	7,708
81	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Ratos AB, B Shares	67,311	$210,582
RaySearch Laboratories AB (A)	9,341	75,602
Rejlers AB	2,462	37,385
Resurs Holding AB (D)	53,512	128,843
Rottneros AB	30,661	46,501
Scandi Standard AB (A)	16,774	86,075
Scandic Hotels Group AB (A)(D)	53,782	180,682
Sdiptech AB, Class B (A)	2,539	63,707
Sensys Gatso Group AB (A)	223,958	23,828
Serneke Group AB (A)	2,199	5,081
Sintercast AB	1,910	19,606
SkiStar AB	14,295	161,281
Softronic AB, B Shares	8,843	18,163
Solid Forsakring AB (A)	5,351	37,103
Stendorren Fastigheter AB (A)	3,938	73,713
Stillfront Group AB (A)	79,456	146,272
Systemair AB	31,828	233,632
Tethys Oil AB	8,103	44,788
TF Bank AB	1,974	28,139
Troax Group AB	11,456	244,241
VBG Group AB, B Shares	6,568	106,191
Vitec Software Group AB, B Shares	5,912	272,490
Volati AB	3,453	32,525
XANO Industri AB, Class B	3,940	38,108
Switzerland 7.7%		47,236,915
Accelleron Industries AG (A)	2,712	66,849
Adecco Group AG	22,445	800,305
Allreal Holding AG	4,889	801,230
ALSO Holding AG (A)	2,278	446,907
Aluflexpack AG (A)	644	12,519
APG SGA SA	514	95,156
Arbonia AG	17,476	220,260
Aryzta AG (A)	323,732	447,200
Ascom Holding AG	7,226	69,122
Autoneum Holding AG	1,174	170,473
Baloise Holding AG	5,546	923,558
Banque Cantonale de Geneve, Bearer Shares	764	156,763
Banque Cantonale Vaudoise	6,773	605,643
Basilea Pharmaceutica AG (A)	2,614	144,967
Belimo Holding AG	3,480	1,799,154
Bell Food Group AG	841	245,328
Bellevue Group AG	2,666	114,262
Berner Kantonalbank AG	1,688	414,486
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	82

	Shares	Value
Switzerland (continued)
BKW AG	7,192	$1,049,849
Bossard Holding AG, Class A	2,150	593,593
Bucher Industries AG	2,228	1,007,145
Burckhardt Compression Holding AG	1,086	661,062
Burkhalter Holding AG	824	70,858
Bystronic AG	491	399,269
Calida Holding AG	1,870	88,816
Carlo Gavazzi Holding AG, Bearer Shares	231	76,547
Cavotec SA (A)	16,419	21,162
Cembra Money Bank AG	10,194	868,094
Cicor Technologies, Ltd. (A)	495	23,653
Cie Financiere Tradition SA, Bearer Shares	872	101,630
Clariant AG (A)	72,049	1,165,366
Coltene Holding AG (A)	1,519	115,640
Comet Holding AG	2,242	495,064
Daetwyler Holding AG, Bearer Shares	1,591	317,510
DKSH Holding AG	12,122	986,394
dormakaba Holding AG	1,021	453,390
Dufry AG (A)	23,322	1,039,075
EDAG Engineering Group AG	3,415	39,245
EFG International AG (A)	29,659	287,273
Emmi AG	727	684,696
Energiedienst Holding AG	4,888	235,093
Evolva Holding SA (A)	222,970	21,328
Feintool International Holding AG	1,968	50,609
Fenix Outdoor International AG	1,259	111,204
Ferrexpo PLC	44,795	79,377
Flughafen Zurich AG (A)	6,753	1,222,505
Forbo Holding AG	331	434,032
Fundamenta Real Estate AG (A)	6,335	113,080
Galenica AG (D)	16,337	1,265,816
GAM Holding AG (A)	66,118	45,161
Georg Fischer AG	27,644	1,878,059
Glarner Kantonalbank	403	10,769
Gurit Holding AG, Bearer Shares	1,224	127,333
Helvetia Holding AG	12,308	1,580,801
Hiag Immobilien Holding AG	1,495	128,035
Highlight Communications AG, Bearer Shares (A)	4,309	16,495
Huber + Suhner AG	6,278	574,449
Hypothekarbank Lenzburg AG	17	78,975
Implenia AG (A)	5,768	259,521
Ina Invest Holding AG (A)	1,963	39,524
Inficon Holding AG	550	569,004
Interroll Holding AG	203	629,069
83	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Intershop Holding AG	425	$275,546
Investis Holding SA	998	104,444
IWG PLC (A)	230,636	507,805
Jungfraubahn Holding AG (A)	1,797	249,146
Kardex Holding AG	2,185	406,367
Komax Holding AG	1,390	433,685
Kongsberg Automotive ASA (A)	252,962	76,116
Kudelski SA, Bearer Shares	14,739	35,683
Landis+Gyr Group AG (A)	7,144	537,210
LEM Holding SA	176	362,253
Luzerner Kantonalbank AG	1,095	482,763
Medacta Group SA (D)	1,907	206,788
medmix AG (D)	7,405	143,345
Meier Tobler Group AG	2,721	133,053
Metall Zug AG, B Shares	78	169,745
Mikron Holding AG	1,756	21,859
Mobilezone Holding AG	15,596	287,743
Mobimo Holding AG	2,515	632,355
Novavest Real Estate AG (A)	1,200	51,457
OC Oerlikon Corp. AG	64,142	388,244
Orascom Development Holding AG (A)	6,368	51,731
Orell Fuessli AG	223	18,873
Orior AG	2,429	184,752
Phoenix Mecano AG, Bearer Shares	307	118,180
Plazza AG, Class A	271	90,093
PSP Swiss Property AG	15,184	1,702,488
Rieter Holding AG	934	104,983
Romande Energie Holding SA	158	201,691
Schaffner Holding AG	235	66,403
Schweiter Technologies AG, Bearer Shares	354	298,977
Sensirion Holding AG (A)(D)	3,148	383,824
SFS Group AG	6,442	752,079
Siegfried Holding AG (A)	1,370	958,369
SIG Group AG (A)	3,906	94,474
Softwareone Holding AG (A)	22,002	366,555
St. Galler Kantonalbank AG	994	526,798
Sulzer AG (B)	6,238	541,410
Swiss Prime Site AG	18,104	1,525,500
Swiss Steel Holding AG (A)	268,300	41,442
Swissquote Group Holding SA	3,479	662,410
Tecan Group AG	177	71,535
Temenos AG	12,129	892,113
Thurgauer Kantonalbank	384	48,059
Tornos Holding AG (A)	3,182	18,472
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	84

	Shares	Value
Switzerland (continued)
TX Group AG	974	$144,302
u-blox Holding AG (A)	2,482	266,395
Valiant Holding AG	5,508	607,326
Varia US Properties AG	1,653	79,253
VAT Group AG (D)	1,811	546,644
Vaudoise Assurances Holding SA	316	150,207
Vetropack Holding AG	4,450	208,050
Von Roll Holding AG, Bearer Shares (A)	24,922	23,600
Vontobel Holding AG	9,967	615,658
VZ Holding AG	4,599	359,012
V-ZUG Holding AG (A)	900	91,080
Walliser Kantonalbank	1,001	113,791
Warteck Invest AG	74	178,472
Ypsomed Holding AG	1,004	194,024
Zehnder Group AG	3,793	294,186
Zueblin Immobilien Holding AG (A)	324	9,122
Zug Estates Holding AG, B Shares	91	167,003
Zuger Kantonalbank AG, Bearer Shares	50	412,220
Taiwan 0.0%		25,061
FIT Hon Teng, Ltd. (A)(D)	94,000	25,061
United Arab Emirates 0.1%		377,426
Borr Drilling, Ltd. (A)(B)	38,483	278,232
Shelf Drilling, Ltd. (A)(D)	33,573	99,194
United Kingdom 11.1%		68,501,083
4imprint Group PLC	7,346	395,549
A.G. Barr PLC	35,543	237,692
Accesso Technology Group PLC (A)	5,085	49,021
Advanced Medical Solutions Group PLC	22,316	66,997
AJ Bell PLC	77,473	304,552
Alfa Financial Software Holdings PLC (D)	23,667	46,297
Alliance Pharma PLC	126,363	103,031
Anglo-Eastern Plantations PLC	9,864	95,349
Appreciate Group PLC	35,409	17,917
Argentex Group PLC	1,949	3,057
Ascential PLC (A)	115,514	375,425
Ashmore Group PLC	105,627	343,424
Aston Martin Lagonda Global Holdings PLC (A)(D)	4,610	11,117
Avon Protection PLC	11,476	134,436
Babcock International Group PLC (A)	167,481	661,235
Bakkavor Group PLC (D)	32,786	44,917
Balfour Beatty PLC	234,276	1,028,498
Beazley PLC (A)	179,924	1,479,279
85	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Begbies Traynor Group PLC	38,310	$62,957
Bellway PLC	28,720	765,682
Benchmark Holdings PLC (A)	779	355
Bloomsbury Publishing PLC	38,149	192,738
BlueJay Mining PLC (A)	84,591	3,859
Bodycote PLC	68,334	545,136
Boohoo Group PLC (A)	11,648	7,027
BRAEMAR PLC	7,806	28,158
Britvic PLC	87,158	871,257
Brooks Macdonald Group PLC	1,996	50,595
Bytes Technology Group PLC	60,003	288,253
Camellia PLC	237	13,800
Capita PLC (A)	521,379	180,273
Capricorn Energy PLC (A)	199,866	599,497
Card Factory PLC (A)	136,843	169,535
Carillion PLC (A)(C)	114,263	13,181
Carr’s Group PLC (C)	23,815	34,805
Castings PLC	13,200	58,851
Cazoo Group, Ltd. (A)	1,691	3,805
Central Asia Metals PLC	46,495	147,254
CentralNic Group PLC (A)	34,031	56,256
Chemring Group PLC	97,323	344,615
Chesnara PLC	54,372	186,450
City of London Investment Group PLC	2,827	15,623
Clarkson PLC	9,803	389,311
Close Brothers Group PLC	47,638	581,689
CMC Markets PLC (D)	49,103	145,465
Coats Group PLC	443,318	390,481
Cohort PLC	2,227	14,051
Computacenter PLC	26,318	716,265
Concentric AB	11,039	230,535
Costain Group PLC (A)	45,591	24,150
Cranswick PLC	18,103	683,389
Crest Nicholson Holdings PLC	87,038	255,780
Currys PLC	375,642	365,994
CVS Group PLC	18,950	424,775
De La Rue PLC (A)	64,689	52,809
Debenhams PLC (A)(C)	306,827	0
Deliveroo PLC (A)(D)	56,793	56,358
Devro PLC	66,965	263,170
DFS Furniture PLC	54,530	102,751
Dialight PLC (A)	10,395	28,234
Dignity PLC (A)	15,606	101,960
Diploma PLC	21,694	724,855
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	86

	Shares	Value
United Kingdom (continued)
Direct Line Insurance Group PLC	47,278	$102,350
DiscoverIE Group PLC	27,936	286,632
Domino’s Pizza Group PLC	127,207	437,336
dotdigital Group PLC	80,240	87,272
Dr Martens PLC	12,080	23,073
Drax Group PLC	132,783	1,015,432
Dunelm Group PLC	34,295	518,466
DWF Group PLC (D)	50,001	44,074
ECORA RESOURCES PLC	70,150	114,328
EKF Diagnostics Holdings PLC	106,847	35,764
Elementis PLC (A)	199,175	304,890
EMIS Group PLC	18,782	422,805
Energean PLC	31,078	450,784
EnQuest PLC (A)	492,057	112,409
Epwin Group PLC	19,976	19,264
Ergomed PLC (A)	11,072	149,927
Esken, Ltd. (A)	117,527	8,650
Essentra PLC	109,436	294,428
FD Technologies PLC (A)	4,462	100,042
FDM Group Holdings PLC	28,133	278,326
Fevertree Drinks PLC	21,640	276,217
Firstgroup PLC	189,934	240,190
Forterra PLC (D)	71,565	189,605
Foxtons Group PLC	98,524	46,142
Frasers Group PLC (A)	42,170	405,381
Frontier Developments PLC (A)	5,848	30,353
Fuller Smith & Turner PLC, Class A	10,874	66,088
Funding Circle Holdings PLC (A)(D)	33,089	22,674
Galliford Try Holdings PLC	40,559	85,706
Games Workshop Group PLC	9,947	1,104,190
Gamma Communications PLC	17,756	249,714
Gem Diamonds, Ltd.	43,118	15,016
Genel Energy PLC	61,282	92,352
Genuit Group PLC	85,251	321,318
Gooch & Housego PLC	2,166	12,507
Goodwin PLC	1,823	75,709
Grainger PLC	232,562	709,798
Greggs PLC	33,313	1,087,924
Gulf Keystone Petroleum, Ltd.	76,757	191,384
H&T Group PLC	5,754	31,590
Halfords Group PLC	66,664	168,609
Hargreaves Services PLC	890	4,823
Harworth Group PLC	17,409	25,797
Hays PLC	559,083	793,467
87	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Headlam Group PLC	30,945	$122,434
Helical PLC	42,397	180,661
Helios Towers PLC (A)	187,834	247,956
Henry Boot PLC	36,616	103,064
Hill & Smith PLC	27,916	463,443
Hilton Food Group PLC	23,845	205,839
Hollywood Bowl Group PLC	49,809	145,522
Hunting PLC	47,796	189,876
Hyve Group PLC (A)	76,614	94,476
Ibstock PLC (D)	132,119	269,956
IDOX PLC	29,457	21,651
IG Group Holdings PLC	22,722	219,351
IMI PLC	9,032	168,882
Impax Asset Management Group PLC	20,876	200,515
Inchcape PLC	115,322	1,260,794
Indivior PLC (A)	43,012	788,049
IntegraFin Holdings PLC	59,801	203,109
International Distributions Services PLC	6,894	19,388
International Personal Finance PLC	94,841	110,048
iomart Group PLC	31,934	44,664
IP Group PLC	277,752	217,050
IQE PLC (A)	80,156	45,080
ITV PLC	168,376	179,044
J.D. Wetherspoon PLC (A)	23,201	157,395
James Fisher & Sons PLC (A)	13,980	67,420
James Halstead PLC	76,488	186,575
JET2 PLC	43,228	671,499
John Wood Group PLC (A)	200,883	472,254
Johnson Service Group PLC	91,766	122,867
Jupiter Fund Management PLC	147,848	260,893
Just Group PLC	372,531	391,530
Kainos Group PLC	25,158	420,620
Keller Group PLC	26,190	254,605
Kier Group PLC (A)	111,930	105,528
Kin & Carta PLC (A)	28,603	39,547
Knights Group Holdings PLC	2,146	1,957
Lancashire Holdings, Ltd.	86,022	633,140
Learning Technologies Group PLC	132,930	226,657
Liontrust Asset Management PLC	16,912	243,263
Lookers PLC	98,652	108,919
LSL Property Services PLC	33,235	102,194
Luceco PLC (D)	36,040	61,276
M&C Saatchi PLC (A)	32	71
Macfarlane Group PLC	27,112	35,995
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	88

	Shares	Value
United Kingdom (continued)
Man Group PLC	406,808	$1,299,190
Marks & Spencer Group PLC (A)	458,459	881,583
Marshalls PLC	64,117	258,585
Marston’s PLC (A)	244,595	114,598
ME Group International PLC	110,712	168,024
Mears Group PLC	41,935	106,773
Medica Group PLC	4,810	9,239
Metro Bank PLC (A)	15,668	28,128
Midwich Group PLC	4,708	28,448
Mitchells & Butlers PLC (A)	92,808	181,185
Mitie Group PLC	489,675	475,701
MJ Gleeson PLC	19,340	109,108
Moneysupermarket.com Group PLC	180,232	500,804
Morgan Advanced Materials PLC	103,772	386,259
Morgan Sindall Group PLC	15,566	336,055
Mortgage Advice Bureau Holdings, Ltd.	9,104	64,760
Motorpoint group PLC (A)	20,167	34,201
MP Evans Group PLC	6,022	58,311
N. Brown Group PLC (A)	58,390	25,584
Naked Wines PLC (A)	2,243	2,984
National Express Group PLC (A)	172,915	258,650
NCC Group PLC	114,776	235,045
Next Fifteen Communications Group PLC	27,404	341,245
Nichols PLC	1,774	21,240
Ninety One PLC	96,134	242,986
NIOX Group PLC (A)	16,959	10,090
Norcros PLC	22,835	54,798
Numis Corp. PLC	26,686	73,520
Odfjell Technology, Ltd. (A)	5,943	30,917
OSB Group PLC	100,393	673,614
Oxford Instruments PLC	17,974	536,450
Pagegroup PLC	108,196	579,113
Pan African Resources PLC	407,545	66,365
Paragon Banking Group PLC	84,651	606,989
PayPoint PLC	22,715	132,175
Pendragon PLC (A)	399,706	91,674
Pennon Group PLC	83,082	822,573
Petrofac, Ltd. (A)(B)	125,282	119,213
Pets at Home Group PLC	158,832	741,561
Pharos Energy PLC (A)	103,615	32,381
Phoenix Spree Deutschland, Ltd.	5,180	15,992
Polar Capital Holdings PLC	24,577	156,861
Porvair PLC	10,112	75,749
Premier Foods PLC	229,830	314,619
89	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Provident Financial PLC	82,094	$219,115
PZ Cussons PLC	89,165	195,520
QinetiQ Group PLC	182,573	743,674
Quilter PLC (D)	416,108	460,293
Rank Group PLC (A)	69,151	74,421
Rathbones Group PLC	19,807	496,146
Reach PLC	105,636	116,950
Record PLC	16,553	18,754
Redcentric PLC	1,167	1,968
Redde Northgate PLC	71,007	345,442
Redrow PLC	90,057	553,428
Renew Holdings PLC	17,714	151,984
Renewi PLC (A)	26,325	217,541
Renishaw PLC	8,878	426,486
Ricardo PLC	20,401	139,820
RM PLC	12,019	8,933
Robert Walters PLC	18,372	111,801
Rotork PLC	248,391	967,430
RWS Holdings PLC	12,808	55,002
S&U PLC	1,096	30,134
S4 Capital PLC (A)	8,658	21,342
Sabre Insurance Group PLC (D)	72,221	86,958
Saga PLC (A)	41,405	86,703
Savannah Energy PLC (A)(C)	124,942	39,450
Savills PLC	47,248	569,433
ScS Group PLC	4,496	10,634
Senior PLC	149,122	299,476
Serco Group PLC	349,166	653,887
Serica Energy PLC	48,863	152,190
Severfield PLC	117,388	86,343
SIG PLC (A)	264,618	135,728
Smart Metering Systems PLC	32,595	339,237
Smiths News PLC	42,303	24,754
Softcat PLC	33,287	484,950
Spectris PLC	17,464	740,227
Speedy Hire PLC	172,366	76,555
Spire Healthcare Group PLC (A)(D)	99,139	286,284
Spirent Communications PLC	202,832	518,914
SSP Group PLC (A)	210,302	657,988
SThree PLC	43,418	238,102
Stolt-Nielsen, Ltd.	4,318	133,484
Studio Retail Group PLC (A)(C)	18,987	26,264
STV Group PLC	8,849	33,287
Superdry PLC (A)	17,005	25,156
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	90

	Shares	Value
United Kingdom (continued)
Synthomer PLC	127,600	$234,932
Tate & Lyle PLC	116,545	1,124,395
Tatton Asset Management PLC	9,513	53,153
TClarke PLC	22,432	39,137
Telecom Plus PLC	23,239	490,295
The Gym Group PLC (A)(D)	50,921	75,288
The Parkmead Group PLC (A)	14,125	7,688
The Restaurant Group PLC (A)	170,186	71,747
The Vitec Group PLC	13,617	161,115
TI Fluid Systems PLC (D)	6,536	9,491
Topps Tiles PLC	62,375	36,344
TORM PLC, Class A	11,033	391,738
TP ICAP Group PLC	267,274	620,672
Travis Perkins PLC	67,649	818,027
Trellus Health PLC (A)	6,575	574
Tribal Group PLC	40	22
Trifast PLC	32,876	26,090
TT Electronics PLC	64,139	152,929
Tullow Oil PLC (A)	437,250	183,044
Tyman PLC	39,993	122,087
Verici Dx PLC (A)	2,137	192
Vertu Motors PLC	120,571	88,596
Vesuvius PLC	80,276	398,303
Victrex PLC	27,593	582,432
Virgin Money UK PLC	337,270	729,989
Vistry Group PLC	71,404	704,744
Volex PLC (B)	43,655	118,128
Volution Group PLC	57,817	255,229
Vp PLC	3,980	33,841
Watches of Switzerland Group PLC (A)(D)	56,394	564,188
Watkin Jones PLC	61,285	72,829
WH Smith PLC	35,928	684,347
Wickes Group PLC	89,428	160,930
Wilmington PLC	8,311	35,613
Wincanton PLC	45,881	172,616
Xaar PLC (A)	24,649	51,240
XPS Pensions Group PLC	17,872	34,528
Young & Co’s Brewery PLC	2,256	20,661
Young & Co’s Brewery PLC, Class A	5,978	81,543
Zotefoams PLC	4,703	19,198
United States 0.8%		4,703,777
ADTRAN Holdings, Inc.	15,333	266,571
Argonaut Gold, Inc. (A)	105,540	35,966
91	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Atlantic Sapphire ASA (A)	11,883	$8,426
Aura Minerals, Inc.	700	5,633
Bausch Health Companies, Inc. (A)	5,521	51,427
Burford Capital, Ltd.	47,843	387,916
Diversified Energy Company PLC	242,396	304,038
Energy Fuels, Inc. (A)	7,234	48,721
Frontage Holdings Corp. (A)(D)	106,000	35,052
Hecla Mining Company (B)	4,076	20,991
Noble Corp. PLC (A)	4,441	186,687
Perpetua Resources Corp. (A)	7,000	25,086
Primo Water Corp.	753	11,656
Primo Water Corp. (Toronto Stock Exchange)	49,861	773,220
PureTech Health PLC (A)	59,300	161,128
PureTech Health PLC, ADR (A)	387	10,546
REC Silicon ASA (A)(B)	90,960	149,012
Reliance Worldwide Corp., Ltd.	208,194	501,391
Samsonite International SA (A)(D)	185,700	521,153
SSR Mining, Inc.	67,120	918,381
SunOpta, Inc. (A)	2,100	16,128
SunOpta, Inc. (Toronto Stock Exchange) (A)	25,545	196,198
VAALCO Energy, Inc.	3,902	18,301
Viemed Healthcare, Inc. (A)	1,216	11,212

Viemed Healthcare, Inc. (Toronto Stock Exchange) (A)	4,200	38,937
Preferred securities 0.3%		$2,186,957
(Cost $1,783,734)
Germany 0.3%		2,186,957
Draegerwerk AG & Company KGaA	3,073	134,011
Fuchs Petrolub SE	22,125	886,338
Jungheinrich AG	14,274	526,570
Sixt SE	5,323	431,095
STO SE & Company KGaA	842	133,377

Villeroy & Boch AG	3,600	75,566
Warrants 0.0%		$4,113
(Cost $0)
European Lithium, Ltd. (Expiration Date: 3-31-25; Strike Price: AUD 0.18) (A)	19,944	134
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)(B)	260,891	0
MECOM Power and Construction, Ltd. (Expiration Date: 5-24-23; Strike Price: HKD 4.47) (A)	18,400	293
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	2,119	62

Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	3,624
Rights 0.0%		$164
(Cost $0)
Bauer AG (Expiration Date: 3-10-23; Strike Price: EUR 6.00) (A)	7,205	0
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	92

	Shares	Value

Decmil Group, Ltd. (Expiration Date: 9-6-23; Strike Price: AUD 0.40) (A)	3,773	$0
Intercell AG (A)(C)(E)	8,699	0
Northern Ocean, Ltd. (Expiration Date: 3-2-23; Strike Price: NOK 9.50) (A)	640	164
S IMMO AG (Expiration Date: 1-1-26) (A)(E)	19,209	0
Strabag SE (Expiration Date: 1-1-27) (A)(C)(E)	6,041	0

	Yield (%)	Shares	Value
Short-term investments 5.4%			$33,107,824
(Cost $33,108,369)
Short-term funds 5.4%			33,107,824
John Hancock Collateral Trust (F)	4.5832(G)	3,312,273	33,107,824

Total investments (Cost $602,037,339) 105.0%	$647,548,880
Other assets and liabilities, net (5.0%)	(30,928,971)
Total net assets 100.0%	$616,619,909

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SGD	Singapore Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-23.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-23.
93	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	30	Long	Mar 2023	$3,152,021	$3,068,850	$(83,171)
						$(83,171)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $612,990,747. Net unrealized appreciation aggregated to $34,474,962, of which $139,974,202 related to gross unrealized appreciation and $105,499,240 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	94

(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: April 6, 2023

/s/ Charles A. Rizzo

___________________

Charles A. Rizzo Chief Financial Officer

Date: April 6, 2023